UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA			90067-6022
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President AIG SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2008

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

ANNUAL REPORT
MARCH 31, 2008

Table of Contents

Shareholder Letter	1

Expense Example	2

Seasons Strategies

Multi-Managed Growth Portfolio	7

Multi-Managed Moderate Growth Portfolio	31

Multi-Managed Income/Equity Portfolio	56

Multi-Managed Income Portfolio	79

Asset Allocation: Diversified Growth Portfolio	101

Stock Portfolio	150

Seasons Select

Large Cap Growth Portfolio	154

Large Cap Composite Portfolio	161

Large Cap Value Portfolio	172

Mid Cap Growth Portfolio	180

Mid Cap Value Portfolio	193

Small Cap Portfolio	204

International Equity Portfolio	231

Diversified Fixed Income Portfolio	247

Strategic Fixed Income Portfolio	269

Cash Management Portfolio	285

Seasons Focused

Focus Growth Portfolio	288

Focus TechNet Portfolio	290

Focus Growth and Income Portfolio	292

Focus Value Portfolio	294

Seasons Managed Allocation

Allocation Growth Portfolio	296

Allocation Moderate Growth Portfolio	298

Allocation Moderate Portfolio	300

Allocation Balanced Portfolio	302

Statements of Assets and Liabilities	304

Statements of Operations	312

Statements of Changes in Net Assets	316

Notes to Financial Statements	324

Financial Highlights	351

Report of Independent Registered Public Accounting Firm	366

Approval of Advisory Contracts	367

Trustees and Officers Information	376

Shareholders Tax Information	378

Comparisons: Portfolios vs. Indexes	380

Dear Investor:

We are pleased to present the annual report for the Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company. This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended March 31, 2008.

If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Thank you for the confidence you place in us with your retirement assets, and we look forward to reporting to you once again in six months.

Sincerely,

Jay S. Wintrob
President and Chief Executive Officer,
AIG SunAmerica Life Assurance Company
First SunAmerica Life Insurance Company

May 9, 2008

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, a portfolio's returns may be considerably more volatile than a portfolio that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investments in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other entity. Past performance is no guarantee of future results.

SEASONS SERIES TRUST
EXPENSE EXAMPLE  March 31, 2008

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust''), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2007 and held until March 31, 2008. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts'') offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The "Actual'' section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2008'' to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended March 31, 2008'' column and the "Expense Ratio as of March 31, 2008'' column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended March 31, 2008'' would have been higher and the "Ending Account Value'' would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical'' section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended March 31, 2008'' column and the "Expense Ratio as of March 31, 2008'' column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended March 31, 2008'' would have been higher and the "Ending Account Value'' would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the "Hypothetical'' example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2008

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2007	Ending Account Value Using Actual Return at March 31, 2008	Expenses Paid During the Six Months Ended March 31, 2008*	Beginning Account Value at October 1, 2007	Ending Account Value Using a Hypothetical 5% Assumed Return at March 31, 2008	Expenses Paid During the Six Months Ended March 31, 2008*	Expense Ratio as of March 31, 2008*
Multi-Managed Growth@
Class 1	$1,000.00	$950.65	$5.46	$1,000.00	$1,019.40	$5.65	1.12%
Class 2	$1,000.00	$949.91	$6.19	$1,000.00	$1,018.65	$6.41	1.27%
Class 3	$1,000.00	$949.04	$6.63	$1,000.00	$1,018.20	$6.86	1.36%
Multi-Managed Moderate Growth@
Class 1	$1,000.00	$959.54	$4.95	$1,000.00	$1,019.95	$5.10	1.01%
Class 2	$1,000.00	$959.49	$5.68	$1,000.00	$1,019.20	$5.86	1.16%
Class 3	$1,000.00	$958.59	$6.17	$1,000.00	$1,018.70	$6.36	1.26%
Multi-Managed Income/ Equity@
Class 1	$1,000.00	$1,003.70	$4.86	$1,000.00	$1,020.15	$4.90	0.97%
Class 2	$1,000.00	$1,003.04	$5.61	$1,000.00	$1,019.40	$5.65	1.12%
Class 3	$1,000.00	$1,002.88	$6.11	$1,000.00	$1,018.90	$6.16	1.22%
Multi-Managed Income@
Class 1	$1,000.00	$1,013.63	$4.88	$1,000.00	$1,020.15	$4.90	0.97%
Class 2	$1,000.00	$1,012.19	$5.63	$1,000.00	$1,019.40	$5.65	1.12%
Class 3	$1,000.00	$1,012.05	$6.14	$1,000.00	$1,018.90	$6.16	1.22%
Asset Allocation: Diversified Growth#@
Class 1	$1,000.00	$892.53	$4.26	$1,000.00	$1,020.50	$4.55	0.90%
Class 2	$1,000.00	$891.62	$4.97	$1,000.00	$1,019.75	$5.30	1.05%
Class 3	$1,000.00	$891.26	$5.44	$1,000.00	$1,019.25	$5.81	1.15%
Stock@
Class 1	$1,000.00	$859.55	$4.46	$1,000.00	$1,020.20	$4.85	0.96%
Class 2	$1,000.00	$858.70	$5.16	$1,000.00	$1,019.45	$5.60	1.11%
Class 3	$1,000.00	$858.47	$5.62	$1,000.00	$1,018.95	$6.11	1.21%
Large Cap Growth@
Class 1	$1,000.00	$923.65	$4.23	$1,000.00	$1,020.60	$4.45	0.88%
Class 2	$1,000.00	$922.70	$4.95	$1,000.00	$1,019.85	$5.20	1.03%
Class 3	$1,000.00	$922.51	$5.48	$1,000.00	$1,019.30	$5.76	1.14%
Large Cap Composite#@
Class 1	$1,000.00	$870.07	$5.14	$1,000.00	$1,019.50	$5.55	1.10%
Class 2	$1,000.00	$869.29	$5.84	$1,000.00	$1,018.75	$6.31	1.25%
Class 3	$1,000.00	$869.01	$6.31	$1,000.00	$1,018.25	$6.81	1.35%
Large Cap Value@
Class 1	$1,000.00	$882.63	$4.14	$1,000.00	$1,020.60	$4.45	0.88%
Class 2	$1,000.00	$882.33	$4.85	$1,000.00	$1,019.85	$5.20	1.03%
Class 3	$1,000.00	$881.99	$5.32	$1,000.00	$1,019.35	$5.70	1.13%
Mid Cap Growth@
Class 1	$1,000.00	$866.73	$4.67	$1,000.00	$1,020.00	$5.05	1.00%
Class 2	$1,000.00	$865.72	$5.36	$1,000.00	$1,019.25	$5.81	1.15%
Class 3	$1,000.00	$865.58	$5.83	$1,000.00	$1,018.75	$6.31	1.25%
Mid Cap Value@
Class 1	$1,000.00	$856.82	$4.60	$1,000.00	$1,020.05	$5.00	0.99%
Class 2	$1,000.00	$855.87	$5.29	$1,000.00	$1,019.30	$5.76	1.14%
Class 3	$1,000.00	$855.22	$5.75	$1,000.00	$1,018.80	$6.26	1.24%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2008

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2007	Ending Account Value Using Actual Return at March 31, 2008	Expenses Paid During the Six Months Ended March 31, 2008*	Beginning Account Value at October 1, 2007	Ending Account Value Using a Hypothetical 5% Assumed Return at March 31, 2008	Expenses Paid During the Six Months Ended March 31, 2008*	Expense Ratio as of March 31, 2008*
Small Cap@
Class 1	$1,000.00	$832.10	$4.90	$1,000.00	$1,019.65	$5.40	1.07%
Class 2	$1,000.00	$832.13	$5.59	$1,000.00	$1,018.90	$6.16	1.22%
Class 3	$1,000.00	$831.15	$6.00	$1,000.00	$1,018.45	$6.61	1.31%
International Equity@
Class 1	$1,000.00	$882.63	$5.41	$1,000.00	$1,019.25	$5.81	1.15%
Class 2	$1,000.00	$882.01	$6.12	$1,000.00	$1,018.50	$6.56	1.30%
Class 3	$1,000.00	$880.96	$6.58	$1,000.00	$1,018.00	$7.06	1.40%
Diversified Fixed Income
Class 1	$1,000.00	$1,051.73	$4.10	$1,000.00	$1,021.00	$4.04	0.80%
Class 2	$1,000.00	$1,051.25	$4.87	$1,000.00	$1,020.25	$4.80	0.95%
Class 3	$1,000.00	$1,050.43	$5.38	$1,000.00	$1,019.75	$5.30	1.05%
Strategic Fixed Income
Class 3	$1,000.00	$989.59	$6.22	$1,000.00	$1,018.75	$6.31	1.25%
Cash Management
Class 1	$1,000.00	$1,011.42	$2.82	$1,000.00	$1,022.20	$2.83	0.56%
Class 2	$1,000.00	$1,010.86	$3.57	$1,000.00	$1,021.45	$3.59	0.71%
Class 3	$1,000.00	$1,010.84	$4.07	$1,000.00	$1,020.95	$4.09	0.81%
Focus Growth@
Class 1	$1,000.00	$865.01	$5.27	$1,000.00	$1,019.35	$5.70	1.13%
Class 2	$1,000.00	$864.56	$5.97	$1,000.00	$1,018.60	$6.46	1.28%
Class 3	$1,000.00	$864.74	$6.43	$1,000.00	$1,018.10	$6.96	1.38%
Focus TechNet#@
Class 2	$1,000.00	$853.12	$7.09	$1,000.00	$1,017.35	$7.72	1.53%
Class 3	$1,000.00	$852.46	$7.50	$1,000.00	$1,016.90	$8.17	1.62%
Focus Growth & Income@
Class 2	$1,000.00	$798.35	$5.93	$1,000.00	$1,018.40	$6.66	1.32%
Class 3	$1,000.00	$798.63	$6.39	$1,000.00	$1,017.90	$7.16	1.42%
Focus Value@
Class 2	$1,000.00	$860.39	$5.86	$1,000.00	$1,018.70	$6.36	1.26%
Class 3	$1,000.00	$860.31	$6.33	$1,000.00	$1,018.20	$6.86	1.36%
Allocation Growth
Class 3	$1,000.00	$880.67	$0.75	$1,000.00	$1,024.20	$0.81	0.16%
Allocation Moderate Growth
Class 3	$1,000.00	$905.00	$0.67	$1,000.00	$1,024.30	$0.71	0.14%
Allocation Moderate
Class 3	$1,000.00	$925.64	$0.72	$1,000.00	$1,024.25	$0.76	0.15%
Allocation Balanced
Class 3	$1,000.00	$948.56	$0.88	$1,000.00	$1,024.10	$0.91	0.18%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 366. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2008" and "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2008" and the "Expense Ratios" would have been lower.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2008

  (unaudited)

@  Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2007	Ending Account Value Using Actual Return at March 31, 2008	Expenses Paid During the Six Months Ended March 31, 2008*	Beginning Account Value at October 1, 2007	Ending Account Value Using a Hypothetical 5% Assumed Return at March 31, 2008	Expenses Paid During the Six Months Ended March 31, 2008*	Expense Ratio as of March 31, 2008*
Multi-Managed Growth
Class 1	$1,000.00	$950.65	$5.36	$1,000.00	$1,019.50	$5.55	1.10%
Class 2	$1,000.00	$949.91	$6.09	$1,000.00	$1,018.75	$6.31	1.25%
Class 3	$1,000.00	$949.04	$6.58	$1,000.00	$1,018.25	$6.81	1.35%
Multi-Managed Moderate Growth
Class 1	$1,000.00	$959.54	$4.90	$1,000.00	$1,020.00	$5.05	1.00%
Class 2	$1,000.00	$959.49	$5.63	$1,000.00	$1,019.25	$5.81	1.15%
Class 3	$1,000.00	$958.59	$6.12	$1,000.00	$1,018.75	$6.31	1.25%
Multi-Managed Income/ Equity
Class 1	$1,000.00	$1,003.70	$4.86	$1,000.00	$1,020.15	$4.90	0.97%
Class 2	$1,000.00	$1,003.04	$5.61	$1,000.00	$1,019.40	$5.65	1.12%
Class 3	$1,000.00	$1,002.88	$6.11	$1,000.00	$1,018.90	$6.16	1.22%
Multi-Managed Income
Class 1	$1,000.00	$1,013.63	$4.88	$1,000.00	$1,020.15	$4.90	0.97%
Class 2	$1,000.00	$1,012.19	$5.63	$1,000.00	$1,019.40	$5.65	1.12%
Class 3	$1,000.00	$1,012.05	$6.14	$1,000.00	$1,018.90	$6.16	1.22%
Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$892.53	$4.26	$1,000.00	$1,020.50	$4.55	0.90%
Class 2	$1,000.00	$891.62	$4.97	$1,000.00	$1,019.75	$5.30	1.05%
Class 3	$1,000.00	$891.26	$5.44	$1,000.00	$1,019.25	$5.81	1.15%
Stock
Class 1	$1,000.00	$859.55	$4.46	$1,000.00	$1,020.20	$4.85	0.96%
Class 2	$1,000.00	$858.70	$5.16	$1,000.00	$1,019.45	$5.60	1.11%
Class 3	$1,000.00	$858.47	$5.62	$1,000.00	$1,018.95	$6.11	1.21%
Large Cap Growth
Class 1	$1,000.00	$923.65	$4.23	$1,000.00	$1,020.60	$4.45	0.88%
Class 2	$1,000.00	$922.70	$4.95	$1,000.00	$1,019.85	$5.20	1.03%
Class 3	$1,000.00	$922.51	$5.43	$1,000.00	$1,019.35	$5.70	1.13%
Large Cap Composite#
Class 1	$1,000.00	$870.07	$5.05	$1,000.00	$1,019.60	$5.45	1.08%
Class 2	$1,000.00	$869.29	$5.75	$1,000.00	$1,018.85	$6.21	1.23%
Class 3	$1,000.00	$869.01	$6.21	$1,000.00	$1,018.35	$6.71	1.33%
Large Cap Value
Class 1	$1,000.00	$882.63	$4.14	$1,000.00	$1,020.60	$4.45	0.88%
Class 2	$1,000.00	$882.33	$4.85	$1,000.00	$1,019.85	$5.20	1.03%
Class 3	$1,000.00	$881.99	$5.32	$1,000.00	$1,019.35	$5.70	1.13%
Mid Cap Growth
Class 1	$1,000.00	$866.73	$4.67	$1,000.00	$1,020.00	$5.05	1.00%
Class 2	$1,000.00	$865.72	$5.36	$1,000.00	$1,019.25	$5.81	1.15%
Class 3	$1,000.00	$865.58	$5.83	$1,000.00	$1,018.75	$6.31	1.25%
Mid Cap Value
Class 1	$1,000.00	$856.82	$4.55	$1,000.00	$1,020.10	$4.95	0.98%
Class 2	$1,000.00	$855.87	$5.24	$1,000.00	$1,019.35	$5.70	1.13%
Class 3	$1,000.00	$855.22	$5.70	$1,000.00	$1,018.85	$6.21	1.23%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2008

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2007	Ending Account Value Using Actual Return at March 31, 2008	Expenses Paid During the Six Months Ended March 31, 2008*	Beginning Account Value at October 1, 2007	Ending Account Value Using a Hypothetical 5% Assumed Return at March 31, 2008	Expenses Paid During the Six Months Ended March 31, 2008*	Expense Ratio as of March 31, 2008*
Small Cap
Class 1	$1,000.00	$832.10	$4.81	$1,000.00	$1,019.75	$5.30	1.05%
Class 2	$1,000.00	$832.13	$5.50	$1,000.00	$1,019.00	$6.06	1.20%
Class 3	$1,000.00	$831.15	$5.91	$1,000.00	$1,018.55	$6.51	1.29%
International Equity
Class 1	$1,000.00	$882.63	$5.41	$1,000.00	$1,019.25	$5.81	1.15%
Class 2	$1,000.00	$882.01	$6.12	$1,000.00	$1,018.50	$6.56	1.30%
Class 3	$1,000.00	$880.96	$6.58	$1,000.00	$1,018.00	$7.06	1.40%
Focus Growth
Class 1	$1,000.00	$865.01	$5.22	$1,000.00	$1,019.40	$5.65	1.12%
Class 2	$1,000.00	$864.56	$5.92	$1,000.00	$1,018.65	$6.41	1.27%
Class 3	$1,000.00	$864.74	$6.39	$1,000.00	$1,018.15	$6.91	1.37%
Focus TechNet#
Class 2	$1,000.00	$853.12	$7.00	$1,000.00	$1,017.45	$7.62	1.51%
Class 3	$1,000.00	$852.46	$7.46	$1,000.00	$1,016.95	$8.12	1.61%
Focus Growth and Income
Class 2	$1,000.00	$798.35	$5.57	$1,000.00	$1,018.80	$6.26	1.24%
Class 3	$1,000.00	$798.63	$5.98	$1,000.00	$1,018.35	$6.71	1.33%
Focus Value
Class 2	$1,000.00	$860.39	$5.77	$1,000.00	$1,018.80	$6.26	1.24%
Class 3	$1,000.00	$860.31	$6.23	$1,000.00	$1,018.30	$6.76	1.34%

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	11.0%
Computers	8.3
Agricultural Chemicals	6.8
Repurchase Agreements	4.4
Diversified Financial Services	4.3
Federal Home Loan Mtg. Corp.	4.0
Federal Home Loan Bank	3.8
Finance-Investment Banker/Broker	3.7
Oil Companies-Exploration & Production	2.8
Therapeutics	2.8
Medical-Biomedical/Gene	2.4
Oil Companies-Integrated	2.4
Diversified Minerals	2.0
Engineering/R&D Services	1.8
Retail-Drug Store	1.8
Commercial Services	1.7
Medical-Drugs	1.6
Agricultural Operations	1.5
Oil-Field Services	1.4
Web Portals/ISP	1.3
Electric-Integrated	1.2
Optical Supplies	1.1
Metal Processors & Fabrication	1.1
Banks-Super Regional	1.0
Telephone-Integrated	1.0
Medical-Hospitals	0.9
Physical Therapy/Rehabilation Centers	0.8
Entertainment Software	0.8
United States Treasury Notes	0.7
Cosmetics & Toiletries	0.6
Racetracks	0.6
Data Processing/Management	0.6
Aerospace/Defense	0.6
Commercial Services-Finance	0.6
Audio/Video Products	0.6
Diversified Manufacturing Operations	0.5
Sovereign	0.5
Real Estate Investment Trusts	0.5
Insurance-Multi-line	0.5
Gas-Distribution	0.5
Beverages-Non-alcoholic	0.5
Telecom Services	0.5
Water	0.4
Power Converter/Supply Equipment	0.4
Food-Misc.	0.4
Electronic Components-Semiconductors	0.4
Casino Hotels	0.4
Wireless Equipment	0.4
Human Resources	0.4
Enterprise Software/Service	0.4
Casino Services	0.4
Government National Mtg. Assoc.	0.4
Multimedia	0.4
Electronic Components-Misc.	0.4
Private Corrections	0.3
Computer Aided Design	0.3
Dental Supplies & Equipment	0.3
Finance-Commercial	0.3
Food-Wholesale/Distribution	0.3
Retail-Discount	0.3

Internet Infrastructure Software	0.3%
Banks-Commercial	0.3
Distribution/Wholesale	0.3
Medical-HMO	0.3
Water Treatment Systems	0.3
Special Purpose Entities	0.3
Pharmacy Services	0.3
Insurance-Property/Casualty	0.3
Veterinary Diagnostics	0.3
Networking Products	0.3
Mining	0.3
Retail-Petroleum Products	0.2
Cable TV	0.2
Insurance Brokers	0.2
Theaters	0.2
Medical Products	0.2
Aerospace/Defense-Equipment	0.2
Medical Instruments	0.2
Brewery	0.2
Applications Software	0.2
Computers-Integrated Systems	0.2
Banks-Fiduciary	0.2
Industrial Gases	0.2
Banks-Money Center	0.2
Retail-Apparel/Shoe	0.2
Pipelines	0.2
Airlines	0.2
Investment Management/Advisor Services	0.2
Computer Services	0.2
Insurance-Life/Health	0.2
Retail-Regional Department Stores	0.2
Tobacco	0.2
United States Treasury Bonds	0.2
Food-Confectionery	0.2
Diversified Operations	0.2
Motion Pictures & Services	0.1
Dialysis Centers	0.1
Finance-Mortgage Loan/Banker	0.1
Telecom Equipment-Fiber Optics	0.1
Electric Products-Misc.	0.1
Real Estate Operations & Development	0.1
Broadcast Services/Program	0.1
Electronic Measurement Instruments	0.1
Electric-Generation	0.1
Transport-Services	0.1
Finance-Auto Loans	0.1
Medical Labs & Testing Services	0.1
Internet Connectivity Services	0.1
Office Automation & Equipment	0.1
Rental Auto/Equipment	0.1
Cellular Telecom	0.1
Retail-Consumer Electronics	0.1
Oil Refining & Marketing	0.1
Beverages-Wine/Spirits	0.1
Transport-Marine	0.1
Building-Residential/Commercial	0.1
Semiconductor Components-Integrated Circuits	0.1
Metal-Diversified	0.1
Real Estate Management/Services	0.1
Finance-Other Services	0.1

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited) (continued)

Industry Allocation*
Food-Retail	0.1%
Electronic Forms	0.1
Electric-Transmission	0.1
Radio	0.1
Savings & Loans/Thrifts	0.1
Electronic Parts Distribution	0.1
Semiconductor Equipment	0.1
Medical-Wholesale Drug Distribution	0.1
Apparel Manufacturers	0.1
Television	0.1
Coal	0.1
Chemicals-Specialty	0.1
Machinery-Construction & Mining	0.1
104.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 65.0%
Aerospace/Defense — 0.6%
Boeing Co.	1,300	$96,681
General Dynamics Corp.	1,000	83,370
Lockheed Martin Corp.	2,000	198,600
Raytheon Co.	3,500	226,135
Spirit Aerosystems Holdings, Inc., Class A†	11,900	263,942
		868,728
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	3,900	268,398
Agricultural Chemicals — 6.8%
Monsanto Co.	26,120	2,912,380
Potash Corp. of Saskatchewan, Inc.	34,205	5,308,958
Syngenta AG(18)	4,884	1,430,472
		9,651,810
Agricultural Operations — 1.4%
Archer-Daniels-Midland Co.	7,300	300,468
Bunge, Ltd.	19,110	1,660,277
		1,960,745
Apparel Manufacturers — 0.1%
Coach, Inc.†	2,200	66,330
Polo Ralph Lauren Corp.	300	17,487
		83,817
Applications Software — 0.2%
Microsoft Corp.	10,100	286,638
Audio/Video Products — 0.6%
Sony Corp. ADR	19,825	794,388
Banks-Commercial — 0.0%
Marshall & Ilsley Corp.	1,398	32,434
Banks-Fiduciary — 0.2%
The Bank of New York Mellon Corp.	6,247	260,687
Banks-Super Regional — 0.6%
Bank of America Corp.	5,400	204,714
PNC Financial Services Group, Inc.	3,900	255,723
SunTrust Banks, Inc.	1,300	71,682
US Bancorp	3,600	116,496
Wachovia Corp.	1,400	37,800
Wells Fargo & Co.	5,200	151,320
		837,735
Beverages-Non-alcoholic — 0.5%
PepsiCo, Inc.	3,600	259,920
The Coca-Cola Co.	6,500	395,655
		655,575
Beverages-Wine/Spirits — 0.1%
Diageo PLC ADR	900	73,188
Brewery — 0.1%
Anheuser-Busch Cos., Inc.	1,700	80,665
Cable TV — 0.0%
Comcast Corp., Special Class A	2,400	45,528
Casino Hotel — 0.4%
Boyd Gaming Corp.	27,865	557,300

Security Description	Shares	Market Value (Note 2)
Casino Services — 0.4%
Scientific Games Corp., Class A†	25,500	$538,305
Commercial Services — 1.7%
Alliance Data Systems Corp.†	20,100	954,951
Iron Mountain, Inc.†	35,700	943,908
The Providence Service Corp.†	16,000	480,000
		2,378,859
Commercial Services-Finance — 0.5%
Equifax, Inc.	19,400	668,912
The Western Union Co.	2,800	59,556
		728,468
Computer Aided Design — 0.3%
Aspen Technology, Inc.†	38,000	484,500
Computer Services — 0.1%
DST Systems, Inc.†	2,700	177,498
Computers — 8.3%
Apple, Inc.†	38,825	5,571,388
Hewlett-Packard Co.	6,300	287,658
International Business Machines Corp.	2,500	287,850
Research In Motion, Ltd.†	50,310	5,646,291
		11,793,187
Computers-Integrated Systems — 0.2%
Brocade Communications Systems, Inc.†	37,900	276,670
Cosmetics & Toiletries — 0.6%
Colgate-Palmolive Co.	3,600	280,476
Procter & Gamble Co.	9,100	637,637
		918,113
Cruise Lines — 0.0%
Carnival Corp.	100	4,048
Royal Caribbean Cruises, Ltd.	100	3,290
		7,338
Data Processing/Management — 0.6%
Global Payments, Inc.	21,200	876,832
Dental Supplies & Equipment — 0.3%
Sirona Dental Systems, Inc.†	17,800	480,066
Dialysis Centers — 0.1%
DaVita, Inc.†	4,200	200,592
Distribution/Wholesale — 0.3%
MWI Veterinary Supply, Inc.†	12,000	423,120
Diversified Manufacturing Operations — 0.4%
General Electric Co.	11,900	440,419
Honeywell International, Inc.	2,500	141,050
		581,469
Diversified Minerals — 1.9%
Cia Vale do Rio Doce ADR	79,970	2,770,161
Electric Products-Misc. — 0.1%
Emerson Electric Co.	3,500	180,110
Electric-Integrated — 0.6%
Dominion Resources, Inc.	5,100	208,284
FPL Group, Inc.	2,800	175,672
Northeast Utilities	4,700	115,338
PG&E Corp.	5,000	184,100
Progress Energy, Inc.	3,500	145,950
		829,344

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Electronic Components-Misc. — 0.4%
Daktronics, Inc.	28,700	$514,017
Electronic Components-Semiconductors — 0.4%
Intel Corp.	8,900	188,502
Microsemi Corp.†	7,700	175,560
NVIDIA Corp.†	2,250	44,528
ON Semiconductor Corp.†	20,000	113,600
Texas Instruments, Inc.	2,400	67,848
		590,038
Electronic Forms — 0.1%
Adobe Systems, Inc.†	2,800	99,652
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	1,300	38,779
Measurement Specialties, Inc.†	6,500	113,555
		152,334
Engineering/R&D Services — 1.8%
ABB, Ltd.(18)	95,260	2,565,258
Enterprise Software/Service — 0.4%
Epicor Software Corp.†	33,400	374,080
Oracle Corp.†	9,400	183,864
		557,944
Entertainment Software — 0.8%
Activision, Inc.†	10,100	275,831
Electronic Arts, Inc.†	16,085	802,963
		1,078,794
Finance-Commercial — 0.2%
Cardtronics, Inc.†	48,700	339,439
Finance-Investment Banker/Broker — 2.4%
Citigroup, Inc.	4,200	89,964
JP Morgan Chase & Co.	5,100	219,045
Lehman Brothers Holdings, Inc.	17,960	676,015
Merrill Lynch & Co., Inc.	12,510	509,657
Morgan Stanley	2,600	118,820
The Goldman Sachs Group, Inc.	11,270	1,863,945
		3,477,446
Finance-Mortgage Loan/Banker — 0.1%
Fannie Mae	4,000	105,280
Food-Confectionery — 0.2%
WM Wrigley Jr. Co.	3,400	213,656
Food-Misc. — 0.4%
Campbell Soup Co.	4,300	145,985
Kellogg Co.	3,100	162,936
Kraft Foods, Inc., Class A	8,100	251,181
		560,102
Food-Retail — 0.1%
The Kroger Co.	3,300	83,820
Food-Wholesale/Distribution — 0.3%
Spartan Stores, Inc.	22,200	462,870
Gas-Distribution — 0.5%
AGL Resources, Inc.	19,800	679,536
Human Resources — 0.4%
Emergency Medical Services Corp., Class A†	22,700	560,463
Independent Power Producer — 0.0%
Mirant Corp.†	24	873
Industrial Gases — 0.2%
Praxair, Inc.	3,100	261,113

Security Description	Shares	Market Value (Note 2)
Insurance Broker — 0.1%
AON Corp.	4,500	$180,900
Insurance-Life/Health — 0.1%
Reinsurance Group of America, Inc.	3,700	201,428
Insurance-Multi-line — 0.3%
Hartford Financial Services Group, Inc.	1,200	90,924
HCC Insurance Holdings, Inc.	11,400	258,666
MetLife, Inc.	1,800	108,468
		458,058
Internet Connectivity Services — 0.1%
NDS Group PLC ADR†	3,044	148,760
Internet Content-Information/News — 0.0%
WebMD Health Corp., Class A†	100	2,357
Internet Infrastructure Software — 0.3%
Akamai Technologies, Inc.†	16,015	450,982
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	900	70,461
Medical Instruments — 0.2%
Medtronic, Inc.	2,100	101,577
St. Jude Medical, Inc.†	4,300	185,717
		287,294
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	2,400	108,648
Medical Products — 0.2%
Baxter International, Inc.	2,000	115,640
Johnson & Johnson	2,700	175,149
		290,789
Medical-Biomedical/Gene — 2.4%
Amgen, Inc.†	3,800	158,764
Celgene Corp.†	36,880	2,260,375
Genentech, Inc.†	10,120	821,542
Genzyme Corp.†	2,600	193,804
Millennium Pharmaceuticals, Inc.†	3,600	55,656
		3,490,141
Medical-Drugs — 1.6%
Abbott Laboratories	3,800	209,570
Bristol-Myers Squibb Co.	2,800	59,640
Eli Lilly & Co.	3,100	159,929
Merck & Co., Inc.	5,600	212,520
Pfizer, Inc.	7,700	161,161
Roche Holding AG(18)	7,336	1,381,283
Schering-Plough Corp.	6,800	97,988
		2,282,091
Medical-Generic Drugs — 0.0%
Mylan, Inc.	500	5,800
Medical-HMO — 0.2%
Coventry Health Care, Inc.†	7,800	314,730
Medical-Hospitals — 0.8%
LifePoint Hospitals, Inc.†	23,100	634,557
Universal Health Services, Inc., Class B	10,100	542,269
		1,176,826
Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	14,375	1,467,400

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	402	$38,680
Mining — 0.3%
Barrick Gold Corp.	8,300	360,635
Motion Pictures & Services — 0.1%
Macrovision Corp.†	15,500	209,250
Multimedia — 0.1%
The Walt Disney Co.	2,300	72,174
Time Warner, Inc.	3,500	49,070
		121,244
Networking Products — 0.3%
Cisco Systems, Inc.†	9,900	238,491
Foundry Networks, Inc.†	10,900	126,222
		364,713
Oil Companies-Exploration & Production — 2.8%
Apache Corp.	6,535	789,559
ATP Oil & Gas Corp.†	21,400	700,208
EOG Resources, Inc.	8,980	1,077,600
Occidental Petroleum Corp.	14,810	1,083,648
Warren Resources, Inc.†	19,100	226,717
XTO Energy, Inc.	875	54,127
		3,931,859
Oil Companies-Integrated — 2.3%
Chevron Corp.	3,500	298,760
ConocoPhillips	1,500	114,315
Exxon Mobil Corp.	6,900	583,602
Hess Corp.	26,320	2,320,898
Marathon Oil Corp.	500	22,800
		3,340,375
Oil Refining & Marketing — 0.1%
Valero Energy Corp.	1,900	93,309
Oil-Field Services — 1.3%
Baker Hughes, Inc.	1,700	116,450
Exterran Holdings, Inc.†	10,300	664,762
Helix Energy Solutions Group, Inc.†	26,800	844,200
Schlumberger, Ltd.	3,400	295,800
		1,921,212
Optical Supplies — 1.1%
Alcon, Inc.	10,750	1,529,188
Pharmacy Services — 0.3%
Express Scripts, Inc.†	4,800	308,736
Medco Health Solutions, Inc.†	2,200	96,338
		405,074
Physical Therapy/Rehabilation Centers — 0.8%
Psychiatric Solutions, Inc.†	35,400	1,200,768
Power Converter/Supply Equipment — 0.4%
PowerSecure International, Inc.†	53,900	634,403
Private Corrections — 0.3%
Corrections Corp. of America†	17,800	489,856
Racetracks — 0.6%
International Speedway Corp., Class A	13,700	564,440
Speedway Motorsports, Inc.	13,700	343,459
		907,899

Security Description	Shares	Market Value (Note 2)
Retail-Apparel/Shoe — 0.2%
American Eagle Outfitters, Inc.	14,600	$255,646
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	1,300	67,223
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	3,200	132,672
Retail-Discount — 0.3%
Target Corp.	2,500	126,700
Wal-Mart Stores, Inc.	6,000	316,080
		442,780
Retail-Drug Store — 1.7%
CVS Caremark Corp.	58,940	2,387,659
Walgreen Co.	1,000	38,090
		2,425,749
Retail-Jewelry — 0.0%
Tiffany & Co.	400	16,736
Retail-Petroleum Products — 0.2%
World Fuel Services Corp.	12,300	345,261
Retail-Regional Department Stores — 0.1%
Kohl's Corp.†	3,100	132,959
Macy's, Inc.	1,400	32,284
		165,243
Semiconductor Components- Integrated Circuits — 0.1%
Maxim Integrated Products, Inc.	5,300	108,067
Semiconductor Equipment — 0.1%
Brooks Automation, Inc.†	9,400	91,368
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	7,500	180,300
Telecom Services — 0.4%
Time Warner Cable, Inc., Class A†	32,565	504,432
Telecommunication Equipment — 0.0%
Harris Corp.	900	43,677
Telephone-Integrated — 0.4%
AT&T, Inc.	13,997	536,085
Sprint Nextel Corp.	2,000	13,380
Verizon Communications, Inc.	2,000	72,900
		622,365
Theater — 0.2%
National CineMedia, Inc.	13,500	303,480
Therapeutics — 2.8%
Amylin Pharmaceuticals, Inc.†	1,800	52,578
Gilead Sciences, Inc.†	74,195	3,823,268
ImClone Systems, Inc.†	2,500	106,050
		3,981,896
Tobacco — 0.2%
Altria Group, Inc.	3,200	71,040
Philip Morris International, Inc.†	3,200	161,856
		232,896
Transport-Services — 0.1%
United Parcel Service, Inc., Class B	2,000	146,040
Veterinary Diagnostics — 0.3%
Animal Health International, Inc.†	33,380	365,177

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares/ Principal Amount(11)	Market Value (Note 2)
COMMON STOCK (continued)
Water — 0.4%
Aqua America, Inc.	33,800	$634,764
Water Treatment Systems — 0.3%
Nalco Holding Co.	19,300	408,195
Web Portals/ISP — 1.3%
Google, Inc., Class A†	3,970	1,748,666
Yahoo!, Inc.†	3,000	86,790
		1,835,456
Wireless Equipment — 0.4%
Nokia Oyj ADR	10,100	321,483
QUALCOMM, Inc.	7,100	291,100
		612,583
Total Common Stock (cost $73,415,883)		92,812,039
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(5)	1,600	27,200
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	650	13,871
Diversified Financial Services — 0.0%
General Electric Capital Corp. 8.00%(10)	1,000	24,030
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(5)	1,600	27,360
Total Preferred Stock (cost $119,231)		92,461
ASSET BACKED SECURITIES — 4.2%
Diversified Financial Services — 4.2%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(1)	$250,000	243,701
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	100,000	98,907
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	22,085	21,360
AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A3 5.19% due 11/06/11	135,000	131,921
Asset Securitization Corp., Series 1997-D5, Class A1C 6.75% due 02/14/43(1)	4,362	4,364

Security Description	Principal Amount(11)	Market Value (Note 2)
Diversified Financial Services (continued)
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.35% due 09/10/47(1)(2)	$25,000	$24,473
Banc of America Commercial Mtg., Inc., Series 2007-1, Class A4 5.45% due 01/15/49(1)	325,000	315,864
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.40% due 05/20/36(2)(3)	62,173	61,076
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(3)	63,114	53,374
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.82% due 11/11/41(1)	180,000	177,219
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.20% due 02/11/44(1)	35,000	33,737
Capital One Auto Finance Trust, Series 2005-D, Class A4 2.86% due 10/15/12(5)	9,973	9,360
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	35,000	32,968
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	20,000	19,415
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 5.02% due 07/25/37(2)(3)	70,446	67,152
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.40% due 07/15/44(1)(2)	70,000	69,876
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(1)	98,000	95,664
Countrywide Asset-Backed Certs., Series 2006-S6, Class A3 5.66% due 03/25/34	75,000	45,000
Countrywide Home Loans, Series 2007-4, Class 1A1 6.00% due 05/25/37(3)	69,113	64,105
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(3)	46,822	45,227
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.61% due 02/15/39(1)(2)	325,000	323,898
Crown Castle Towers LLC, Series 2006-1A Class E 6.07% due 11/15/36*(1)	50,000	47,056

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(1)	$180,000	$176,016
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 4.38% due 03/06/20*(1)(5)	45,000	38,925
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(1)	150,000	152,127
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 6.00% due 03/25/37(2)(3)	28,523	27,128
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 6.46% due 04/25/35(2)(3)	54,843	50,049
Harley-Davidson Motorcycle Trust, Series 2004-3, Class A2 3.20% due 05/15/12	65,459	65,141
Impac CMB Trust, Series 2005-4, Class 1A1A 2.87% due 05/25/35(3)(5)	62,722	55,695
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(1)	150,000	147,833
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(1)	10,000	9,711
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 6.07% due 04/15/45(1)(2)	260,000	264,236
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB20, Class AJ 6.30% due 09/12/17(1)(2)	50,000	39,620
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(1)	200,000	198,599
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 6.08% due 06/15/38(1)(2)	100,000	101,890
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/11/30(1)	90,000	91,616
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.51% due 12/25/34(2)(3)	70,520	67,018
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)	200,000	196,833

Security Description	Principal Amount(11)	Market Value (Note 2)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.80% due 05/12/39(1)(2)	$300,000	$298,864
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(1)	305,000	298,086
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(1)	43,576	44,897
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(1)	45,000	46,445
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(3)	63,019	58,215
MortgageIT Trust, Series 2005-4, Class A1 2.88% due 10/25/35(3)(5)	154,486	129,696
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(6)	50,000	44,000
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	260,000	277,768
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	125,291	116,335
Swift Master Auto Receivables Trust, Series 2007-2, Class A 3.47% due 10/15/12(5)	88,929	85,652
Thornburg Mtg. Securities Trust, Series 2003-5, Class 4A 4.56% due 10/25/43(2)(3)	86,061	76,544
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 4.76% due 04/25/45(3)	86,382	80,520
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	230,000	230,349
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.54% due 03/25/35(2)(3)	147,578	145,443
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.56% due 01/25/35(2)(3)	171,965	158,671
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR17, Class A2 5.84% due 10/25/36(2)(3)	87,638	83,904
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(2)(3)	38,102	35,864

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
West Penn Funding LLC Transition Bonds, Series 1999-A, Class A4 6.98% due 12/26/08	$14,251	$14,378
WFS Financial Owner Trust, Series 2004-2, Class A4 3.54% due 11/21/11	94,376	94,394
Total Asset Backed Securities (cost $6,174,992)		5,988,179
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(6)(7)(8) (cost $5,000)	5,000	4,300
CORPORATE BONDS & NOTES — 8.0%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 4.12% due 03/14/13	20,000	20,029
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 4.88% due 05/01/15	24,000	24,424
Agricultural Chemicals — 0.0%
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	5,000	5,100
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	5,000	4,931
The Mosaic Co. Senior Notes 7.63% due 12/01/14*	10,000	10,700
		20,731
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co. Senior Notes 5.45% due 03/15/18	10,000	10,053
Archer-Daniels-Midland Co. Senior Notes 6.45% due 01/15/38	10,000	10,158
Cargill, Inc. Notes 5.00% due 11/15/13*	21,000	20,927
Cargill, Inc. Notes 5.60% due 09/15/12*	65,000	66,615
		107,753
Airlines — 0.2%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	37,140	34,911

Security Description	Principal Amount(11)	Market Value (Note 2)
Airlines (continued)
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	$10,000	$9,425
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	100,000	99,500
Continental Airlines, Inc. Pass Through Certs. Series 1981-A 6.65% due 03/15/19	11,909	11,730
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	20,000	16,700
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1 Class G2 6.26% due 11/20/21	8,326	8,233
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	73,701	71,776
		252,275
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Debentures 6.38% due 02/01/29	10,000	6,000
General Motors Corp. Debentures 8.25% due 07/15/23	5,000	3,500
		9,500
Banks-Commercial — 0.1%
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	10,000	8,616
First Maryland Capital II Company Guar. Notes 4.09% due 02/01/27(5)	18,000	16,490
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	20,000	20,226
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	10,000	10,536
SunTrust Bank Sub. Notes 7.25% due 03/15/18	9,000	9,204
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	20,000	19,535
US Bank NA Notes 3.90% due 08/15/08	4,000	4,003
		88,610

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Banks-Fiduciary — 0.0%
The Bank of New York Mellon Corp. Senior Notes 4.95% due 11/01/12	$12,000	$12,295
Banks-Super Regional — 0.4%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	70,000	70,063
Bank of America Corp. Senior Notes 5.38% due 09/11/12	50,000	52,013
Bank of America Corp. Senior Notes 6.00% due 09/01/17	120,000	126,165
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	135,000	128,057
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/38	20,000	20,380
Fleet Capital Trust V Notes 3.76% due 12/18/28(5)	10,000	7,595
JP Morgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	16,000	16,277
Wachovia Capital Trust III 5.80% due 03/15/11(5)(9)	105,000	74,812
Wells Fargo & Co Notes 4.38% due 01/31/13	115,000	114,411
Wells Fargo Bank NA Sub. Notes 6.45% due 02/01/11	20,000	21,273
		631,046
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	60,000	63,372
Liberty Media LLC Senior Notes 7.75% due 07/15/09	30,000	30,059
Liberty Media LLC Bonds 7.88% due 07/15/09	40,000	40,139
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	5,000	4,306
Turner Broadcasting Senior Notes 8.38% due 07/01/13	30,000	32,784
		170,660
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	8,000	7,700
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	65,000	55,250

Security Description	Principal Amount(11)	Market Value (Note 2)
Building-Residential/Commercial (continued)
Pulte Homes, Inc. Company Guar. Notes 7.88% due 08/01/11	$10,000	$9,600
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	40,000	38,800
		111,350
Cable TV — 0.2%
AT&T Broadband, Inc. Company Guar. Notes 8.38% due 03/15/13	90,000	99,975
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	15,000	12,862
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 11.00% due 10/01/15	13,000	8,938
Comcast Cable Communications LLC Senior Notes 7.13% due 06/15/13	11,000	11,686
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	9,000	8,766
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	30,000	29,536
COX Communications, Inc. Notes 5.88% due 12/01/16*	60,000	59,573
COX Communications, Inc. Bonds 6.45% due 12/01/36*	60,000	57,871
		289,207
Casino Hotels — 0.1%
Harrah's Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	40,000	35,000
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	20,000	17,100
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	10,000	9,550
		61,650
Casino Services — 0.0%
Indianapolis Downs LLC Sec. Notes 11.00% due 11/01/12*	5,000	4,350
Cellular Telecom — 0.1%
Centennial Communications Corp. Senior Notes 10.48% due 01/01/13(5)	10,000	8,700

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	$70,000	$76,140
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14	10,000	9,200
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	25,000	18,500
Rural Cellular Corp. Senior Sub. Notes 6.08% due 06/01/13(5)	10,000	10,000
		122,540
Chemicals-Diversified — 0.0%
E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	6,000	6,080
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	15,000	15,619
		21,699
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	50,000	48,656
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	10,000	10,600
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	15,000	11,419
		70,675
Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.88% due 03/15/13	70,000	71,050
Commercial Services-Finance — 0.1%
Credit Suisse/New York Sub. Notes 6.00% due 02/15/18	107,000	106,744
The Western Union Co. Senior Notes 5.40% due 11/17/11	28,000	28,682
		135,426
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	4,675
Computer Sciences Corp. Senior Notes 3.50% due 04/15/08	10,000	9,998
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	55,000	52,022
		66,695

Security Description	Principal Amount(11)	Market Value (Note 2)
Computers — 0.0%
Hewlett-Packard Co. Senior Notes 4.50% due 03/01/13	$10,000	$10,145
Containers-Paper/Plastic — 0.0%
Pactiv Corp. Bonds 7.95% due 12/15/25	20,000	22,120
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	25,000	21,000
		43,120
Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 5.75% due 03/01/18	5,000	5,090
Data Processing/Management — 0.0%
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/17	15,000	15,501
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	5,000	4,619
Diversified Financial Services — 0.1%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	10,000	10,024
Citigroup Capital XXI 8.30% due 12/21/57(5)	100,000	98,537
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	20,000	20,724
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	20,000	19,277
		148,562
Diversified Manufacturing Operations — 0.1%
Cooper US, Inc. Senior Notes 5.45% due 04/01/15	20,000	20,184
Danaher Corp. Senior Notes 5.63% due 01/15/18	13,000	13,508
Dover Corp. Senior Notes 5.45% due 03/15/18	7,000	7,069
Dover Corp. Senior Notes 6.60% due 03/15/38	16,000	16,511
General Electric Co. Senior Notes 5.25% due 12/06/17	99,000	98,864
Honeywell International, Inc. Senior Notes 4.25% due 03/01/13	11,000	11,111
		167,247

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Diversified Operations — 0.1%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	$85,000	$53,854
Capmark Financial Group, Inc. Company Guar. Notes 6.30% due 05/10/17*	25,000	14,990
		68,844
Electric-Generation — 0.0%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	22,000	23,097
The AES Corp. Senior Notes 8.00% due 10/15/17	10,000	10,125
The AES Corp. Senior Notes 8.88% due 02/15/11	15,000	15,713
		48,935
Electric-Integrated — 0.5%
Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	20,000	20,030
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	60,000	59,685
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	30,000	30,471
Consumers Energy Co. 1st Mtg. Bonds 4.25% due 04/15/08	20,000	20,000
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08	22,000	22,044
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/66(5)	20,000	18,291
DTE Energy Co. Senior Notes 7.05% due 06/01/11	17,000	18,181
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	20,000	20,070
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	10,000	10,062
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	30,000	29,930
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	14,680	15,366
Florida Power & Light Co. 1st Mtg. Notes 5.55% due 11/01/17	24,000	25,124
Illinois Power Co. Senior Sec. Notes 6.13% due 11/15/17*	10,000	9,889

Security Description	Principal Amount(11)	Market Value (Note 2)
Electric-Integrated (continued)
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	$21,054	$22,028
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	10,000	10,200
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	4,473	4,948
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	7,000	6,373
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	110,000	119,576
Pacific Gas & Electric Co. Senior Notes 4.80% due 03/01/14	10,000	10,087
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	10,000	10,655
Potomac Electric Power Co. Senior Notes 6.50% due 11/15/37	20,000	19,529
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	15,000	14,599
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	10,000	10,774
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	25,000	24,495
Sierra Pacific Power Co. Senior Sec. Bonds 6.75% due 07/01/37	18,000	17,262
Southern Energy, Inc. Notes 7.90% due 07/15/09†(6)(7)(8)	20,000	0
Southern Power Co. Senior Notes 4.88% due 07/15/15	11,000	10,553
Texas Competitive Electric Holdings Co. LLC, Series A Company Guar. Notes 10.25% due 11/01/15*	5,000	4,981
Texas Competitive Electric Holdings Co. LLC Series B Company Guar. Notes, 10.25% due 11/01/15*	10,000	9,962
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	30,000	30,579
Union Electric Co. Sec. Notes 6.40% due 06/15/17	80,000	84,075
		709,819
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	100,000	99,406

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	$5,000	$4,563
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	5,000	3,375
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	20,000	19,821
Spansion LLC Senior Sec. Notes 6.20% due 06/01/13*(5)	5,000	3,375
		31,134
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	16,000	16,055
Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	90,000	92,900
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	5,000	4,887
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	55,000	50,112
GMAC LLC Senior Notes 6.88% due 09/15/11	20,000	15,307
GMAC LLC Senior Notes 6.88% due 08/28/12	52,000	39,517
		104,936
Finance-Commercial — 0.1%
Caterpillar Financial Services Corp. Notes 4.70% due 03/15/12	14,000	14,306
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	105,000	81,422
CIT Group, Inc. Notes 5.85% due 09/15/16	40,000	30,748
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	9,000	9,137
		135,613
Finance-Consumer Loans — 0.0%
John Deere Capital Corp. Senior Notes 4.50% due 04/03/13	11,000	10,982
John Deere Capital Corp. Senior Notes 5.35% due 04/03/18	6,000	5,982
		16,964

Security Description	Principal Amount(11)	Market Value (Note 2)
Finance-Credit Card — 0.0%
Discover Financial Services Notes 6.45% due 06/12/17*	$20,000	$17,212
Finance-Investment Banker/Broker — 1.3%
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	10,000	9,424
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	100,000	100,568
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	23,000	23,336
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	20,000	17,371
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	30,000	29,581
Citigroup, Inc. Global Sub. Notes 6.00% due 10/31/33	10,000	8,544
Citigroup, Inc. Global Senior Notes 6.13% due 11/21/17	20,000	19,971
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	170,000	167,969
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	20,000	20,492
JP Morgan Chase & Co. Sub. Notes 5.75% due 01/02/13	14,000	14,625
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	87,000	90,725
Lazard Group LLC Senior Notes 6.85% due 06/15/17	130,000	121,735
Lehman Brothers Holdings, Inc. Notes 5.63% due 01/24/13	20,000	19,447
Lehman Brothers Holdings, Inc. Senior Notes 6.20% due 09/26/14	60,000	59,179
Lehman Brothers Holdings, Inc. Sub. Notes 6.50% due 07/19/17	31,000	29,439
Lehman Brothers Holdings, Inc. Notes 6.75% due 12/28/17	50,000	48,066
Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due 07/17/37	20,000	17,341
Lehman Brothers Holdings, Inc. Senior Notes 7.00% due 09/27/27	95,000	87,811

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15	$7,000	$7,536
Merrill Lynch & Co., Inc. Notes 5.45% due 02/05/13	96,000	94,451
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	110,000	86,945
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	35,000	34,538
Morgan Stanley Sub. Notes 4.75% due 04/01/14	130,000	120,677
Morgan Stanley Senior Notes 5.75% due 08/31/12	105,000	106,901
Morgan Stanley Senior Bonds 6.60% due 04/01/12	10,000	10,368
Morgan Stanley Senior Notes 6.63% due 04/01/18	10,000	10,004
Schwab Capital Trust I Company Guar. Bonds 7.50% due 11/15/37(5)	48,000	44,615
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	1,000	942
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	40,000	38,468
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	25,000	25,012
The Bear Stearns Cos., Inc. Notes 7.25% due 02/01/18	30,000	31,002
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	25,000	25,320
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	50,000	44,649
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	30,000	29,956
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	100,000	100,644
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	30,000	27,037
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	111,000	103,267
		1,827,956

Security Description	Principal Amount(11)	Market Value (Note 2)
Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	$10,000	$8,906
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	56,000	50,735
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	5,000	4,057
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	15,000	13,378
Residential Capital LLC Company Guar. Notes 8.50% due 04/17/13(19)	10,000	4,850
		81,926
Finance-Other Services — 0.1%
SB Treasury Co. LLC Bonds 9.40% due 06/30/08*(5)(9)	100,000	101,305
Food-Meat Products — 0.0%
Tyson Foods, Inc. Senior Notes 6.60% due 04/01/16	50,000	50,060
Food-Misc. — 0.0%
Kellogg Co. Senior Notes 4.25% due 03/06/13	10,000	9,969
Kraft Foods, Inc. Senior Notes 6.13% due 02/01/18	20,000	19,987
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	30,000	31,242
		61,198
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	15,000	14,512
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Notes 12.00% due 10/15/15*	5,000	3,950
Gas-Distribution — 0.1%
Energen Corp. Notes 7.63% due 12/15/10	60,000	65,007
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 5.50% due 04/15/13	20,000	20,110
Home Furnishings — 0.0%
Simmons Co. Senior Notes 10.00% due 12/15/14(10)	4,000	2,580

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Hotels/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.25% due 02/15/13	$10,000	$9,988
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	30,000	27,399
		37,387
Independent Power Producer — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	15,000	14,700
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc. Debentures 5.65% due 12/01/17	4,000	4,209
Rockwell Automation, Inc. Debentures 6.25% due 12/01/37	17,000	17,441
		21,650
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	10,000	9,977
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	10,000	10,180
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	130,000	129,733
		149,890
Insurance-Life/Health — 0.0%
Americo Life, Inc. Notes 7.88% due 05/01/13*	12,000	12,518
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	13,000	13,255
Monumental Global Funding II Notes 5.65% due 07/14/11*	12,000	12,572
		38,345
Insurance-Multi-line — 0.1%
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	20,000	18,676
The Allstate Corp. Senior Notes 7.20% due 12/01/09	22,000	23,273
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	60,000	61,921
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	65,000	64,916
		168,786

Security Description	Principal Amount(11)	Market Value (Note 2)
Insurance-Mutual — 0.1%
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	$70,000	$65,706
Insurance-Property/Casualty — 0.2%
Ace Capital Trust II Company Guar. Notes 9.70% due 04/01/30	70,000	78,426
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(5)	120,000	101,146
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	45,000	49,530
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	34,000	33,121
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	10,000	9,269
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	60,000	57,095
		328,587
Investment Management/Advisor Services — 0.2%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	105,000	111,963
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	115,000	111,975
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*	10,000	10,375
LVB Acquisition Merger Sub, Inc. Senior Sub. Notes 11.63% due 10/15/17*	10,000	10,000
		244,313
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	45,000	44,549
Medical Products — 0.0%
Universal Hospital Services, Inc. Sec. Bonds 8.50% due 06/01/15	10,000	10,000
Medical-Drugs — 0.0%
Abbott Laboratories Notes 6.15% due 11/30/37	2,000	2,067
American Home Products Corp. Notes 6.95% due 03/15/11	11,000	11,890
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	10,000	9,630

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Medical-HMO — 0.1%
Cigna Corp. Senior Notes 6.35% due 03/15/18	20,000	20,298
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/18	70,000	68,566
UnitedHealth Group, Inc. Senior Notes 6.88% due 02/15/38	9,000	8,599
		97,463
Medical-Hospitals — 0.0%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	15,000	15,056
HCA, Inc. Senior Notes 6.25% due 02/15/13	25,000	21,750
HCA, Inc. Senior Notes 9.25% due 11/15/16	20,000	20,750
		57,556
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	90,000	88,377
Metal Processors & Fabrication — 0.0%
Commercial Metals Co. Senior Notes 6.50% due 07/15/17	17,000	17,560
Timken Co. Notes 5.75% due 02/15/10	15,000	15,530
		33,090
Metal-Aluminum — 0.0%
Alcoa, Inc. Notes 6.00% due 01/15/12	12,000	12,459
Alcoa, Inc. Bonds 6.50% due 06/15/18	25,000	26,076
		38,535
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	15,000	15,919
Noranda Aluminium Acquisition Corp. Senior Notes 8.74% due 05/15/15*(5)	15,000	11,775
		27,694

Security Description	Principal Amount(11)	Market Value (Note 2)
Multimedia — 0.3%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	$60,000	$62,754
Belo Corp. Senior Notes 6.75% due 05/30/13	10,000	9,607
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	26,000	27,932
News America, Inc. Debentures 7.28% due 06/30/28	35,000	36,927
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	10,000	10,598
Time Warner Cos, Inc. Company Guar. Notes 7.25% due 10/15/17	16,000	16,567
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	35,000	38,783
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	16,000	18,003
Time Warner, Inc. Company Guar. Bonds 6.63% due 05/15/29	90,000	84,389
Viacom, Inc. Senior Notes 6.13% due 10/05/17	20,000	19,502
Viacom, Inc. Senior Notes 6.25% due 04/30/16	67,000	65,220
Viacom, Inc. Senior Notes 6.88% due 04/30/36	10,000	9,630
		399,912
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	10,000	10,259
Office Automation & Equipment — 0.1%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	5,000	4,750
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	34,000	33,650
Pitney Bowes, Inc. Notes 5.75% due 09/15/17	17,000	17,297
Xerox Corp. Senior Notes 5.50% due 05/15/12	90,000	90,758
		146,455

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 0.0%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	$30,000	$30,900
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	15,000	14,475
		45,375
Oil Companies-Integrated — 0.0%
Hess Corp. Bonds 7.88% due 10/01/29	10,000	11,867
Marathon Oil Corp. Senior Notes 5.90% due 03/15/18	10,000	10,052
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	33,000	37,208
		59,127
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	36,000	37,787
Paper & Related Products — 0.0%
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	5,000	4,687
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	10,000	9,875
Pipelines — 0.2%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	20,000	21,607
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	20,000	20,700
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	10,000	10,564
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	10,019
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	125,000	129,818
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	13,000	12,742
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	15,000	16,256
		221,706

Security Description	Principal Amount(11)	Market Value (Note 2)
Publishing-Periodicals — 0.0%
Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	$5,000	$4,862
The Reader's Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	5,000	3,338
		8,200
Quarrying — 0.0%
Vulcan Materials Senior Notes 5.60% due 11/30/12	20,000	20,318
Radio — 0.1%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	92,000	94,949
Real Estate Investment Trusts — 0.5%
AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	20,000	18,070
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	30,000	24,340
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	55,000	51,068
Colonial Properties Trust Notes 6.25% due 06/15/14	15,000	13,492
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	90,000	88,390
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	70,000	62,445
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	120,000	102,698
Kimco Realty Corp. Notes 5.58% due 11/23/15	100,000	98,081
Liberty Property LP Senior Notes 5.63% due 10/01/17	35,000	33,241
Liberty Property LP Senior Notes 7.25% due 03/15/11	25,000	26,298
Liberty Property LP Senior Notes 8.50% due 08/01/10	60,000	63,973
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	10,000	9,783

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Realty Income Corp. Senior Notes 6.75% due 08/15/19	$80,000	$75,864
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	6,000	5,133
Simon Property Group LP Notes 5.38% due 08/28/08	8,000	8,007
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	70,000	70,318
Vornado Realty LP Notes 4.50% due 08/15/09	10,000	9,794
		760,995
Real Estate Management/Services — 0.1%
AMB Property LP Senior Notes 5.45% due 12/01/10	100,000	103,512
Real Estate Operations & Development — 0.1%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	110,000	90,156
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	30,000	27,759
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	35,000	32,303
Regency Centers LP Senior Notes 5.88% due 06/15/17	10,000	9,159
		159,377
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	10,000	7,300
Rental Auto/Equipment — 0.1%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	130,000	106,869
ERAC USA Finance Co. Notes 7.35% due 06/15/08*	30,000	30,211
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	5,000	4,075
		141,155
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	5,000	2,825

Security Description	Principal Amount(11)	Market Value (Note 2)
Retail-Discount — 0.0%
Target Corp. Senior Notes 7.00% due 01/15/38	$15,000	$15,418
Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	11,000	10,962
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30*	47,862	50,607
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	19,439	18,518
		80,087
Retail-Regional Department Stores — 0.1%
Macy's Retail Holdings, Inc. Company Guar. Notes 5.88% due 01/15/13	70,000	67,330
Neiman-Marcus Group, Inc. Senior Sub. Notes 10.38% due 10/15/15	5,000	5,000
		72,330
Retail-Restaurants — 0.0%
McDonald's Corp. Senior Notes 6.30% due 03/01/38	20,000	20,462
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	5,000	4,525
		24,987
Savings & Loans/Thrifts — 0.1%
Independence Community Bank Corp. Sub. Notes 3.50% due 06/20/13(5)	11,000	10,934
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	30,000	29,679
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	22,000	17,490
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	15,000	12,900
Western Financial Bank Senior Debentures 9.63% due 05/15/12	22,000	23,331
		94,334
Special Purpose Entities — 0.2%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	30,000	30,403
Capital One Capital IV 6.75% due 02/17/37(5)	10,000	7,141
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	5,000	4,500

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	$23,000	$24,121
Farmers Exchange Capital Notes 7.05% due 07/15/28*	110,000	101,001
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. Senior Notes 9.75% due 04/01/17	5,000	4,975
KAR Holdings, Inc. Senior Notes 7.24% due 05/01/14(5)	5,000	4,125
Norbord Delaware GP I Company Guar. Notes 7.45% due 02/15/17*	10,000	8,035
Pricoa Global Funding I Notes 5.30% due 09/27/13*	20,000	21,153
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	14,000	14,273
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	10,000	8,550
The Goldman Sachs Capital III 3.85% due 09/01/12(5)(9)	20,000	12,600
		240,877
Steel-Producers — 0.0%
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	20,000	20,591
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	10,000	9,531
Ryerson, Inc. Senior Sec. Notes 10.61% due 11/01/14*(5)	5,000	4,500
United States Steel Corp. Senior Notes 7.00% due 02/01/18	7,000	6,838
		41,460
Telecom Services — 0.1%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	30,000	29,438
Qwest Corp. Senior Notes 7.50% due 10/01/14	10,000	9,750
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	70,000	76,055
		115,243

Security Description	Principal Amount(11)	Market Value (Note 2)
Telephone-Integrated — 0.3%
Aliant Communications, Inc. Notes 6.75% due 04/01/28	$80,000	$70,588
AT&T Corp. Senior Notes 7.30% due 11/15/11	14,000	15,164
AT&T, Inc. Notes 5.50% due 02/01/18	75,000	73,435
AT&T, Inc. Notes 6.30% due 01/15/38	70,000	67,685
BellSouth Corp. Senior Notes 6.00% due 10/15/11	30,000	31,387
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	10,000	10,087
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	20,000	20,703
SBC Communications, Inc. Notes 5.10% due 09/15/14	30,000	29,804
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	20,000	15,750
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	50,000	46,250
Sprint Capital Corp. Company Guar. Bonds 8.38% due 03/15/12	30,000	27,750
Verizon Communications, Inc. Notes 6.40% due 02/15/38	40,000	38,943
Verizon New York, Inc. Debentures 6.88% due 04/01/12	23,000	24,189
		471,735
Television — 0.1%
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	40,000	42,095
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	25,000	24,344
ION Media Networks, Inc. Senior Sec. Notes 10.51% due 01/15/13*(5)	10,000	7,500
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	5,000	3,137
		77,076
Transactional Software — 0.0%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	5,000	3,875

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	$2,777	$2,736
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	49,511	54,462
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	2,954	2,880
		60,078
Transport-Rail — 0.0%
BNSF Funding Trust I 6.61% due 12/15/55(5)	20,000	18,167
CSX Corp. Senior Notes 6.25% due 03/15/18	13,000	12,830
		30,997
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	15,000	13,762
Travel Service — 0.0%
Travelport LLC Company Guar. Notes 7.70% due 09/01/14(5)	5,000	4,050
Total Corporate Bonds & Notes (cost $11,724,323)		11,348,469
FOREIGN CORPORATE BONDS & NOTES — 1.7%
Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	62,067	66,843
Banks-Commercial — 0.2%
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(5)(9)	14,000	12,657
BOI Capital Funding 6.11% due 02/04/16*(5)(9)	10,000	7,611
Caisse Nationale des Caisses d'Epargne et de Prevoyance Notes 3.86% due 12/30/09(5)(9)	15,000	8,784
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	20,000	18,973
Overseas-Chinese Banking Sub. Notes 7.75% due 09/06/11*	100,000	109,289
Russian Agricultural Bank Bonds 7.18% due 05/16/13	150,000	152,638
		309,952

Security Description	Principal Amount(11)	Market Value (Note 2)
Banks-Money Center — 0.2%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	$200,000	$209,840
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(9)	20,000	19,884
		229,724
Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/17	15,000	15,362
Diageo Finance BV Company Guar. Notes 3.88% due 04/01/11	31,000	31,108
		46,470
Brewery — 0.2%
CIA Brasileira de Bebidas Company Guar. Notes 10.50% due 12/15/11	100,000	119,500
SABMiller PLC Notes 6.50% due 07/01/16*	80,000	86,726
		206,226
Cellular Telecom — 0.0%
America Movil SAB de CV Company Guar. Bonds 5.63% due 11/15/17	15,000	14,829
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(6)(7)	10,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	10,000	9,351
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	10,000	10,300
Siemens Financieringsmaatschappij NV Notes 6.13% due 08/17/26*	2,000	1,953
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	20,000	20,083
		32,336
Diversified Minerals — 0.0%
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/36	35,000	34,150
Diversified Operations — 0.1%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	20,000	20,031

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Operations (continued)
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	$120,000	$123,286
		143,317
Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	130,000	116,969
Electric-Integrated — 0.1%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	12,000	12,398
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	11,000	11,413
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	100,000	100,848
		124,659
Electronic Components-Misc. — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	5,000	4,112
Food-Misc. — 0.0%
General Mills, Inc. Notes 5.20% due 03/17/15	10,000	10,028
Food-Retail — 0.0%
Delhaize Group SA Notes 6.50% due 06/15/17	16,000	16,523
Gas-Distribution — 0.0%
Nakilat, Inc. Sec. Bonds 6.07% due 12/31/33*	15,000	13,631
Insurance-Multi-line — 0.1%
Aegon NV Sub. Bonds 4.57% due 07/15/14(5)(9)	22,000	12,342
AXA SA Sub. Notes 6.38% due 12/14/36*(5)(9)	15,000	12,091
AXA SA Sub. Notes 8.60% due 12/15/30	80,000	86,092
ING Groep NV Bonds 5.78% due 12/08/15(5)(9)	27,000	23,003
		133,528
Insurance-Property/Casualty — 0.1%
Xl Capital (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	55,000	51,901

Security Description	Principal Amount(11)	Market Value (Note 2)
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Notes 6.90% due 11/15/37*	$10,000	$9,666
Medical-Drugs — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	10,000	6,100
AstraZeneca PLC Senior Notes 5.90% due 09/15/17	10,000	10,571
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	10,000	9,300
		25,971
Metal-Aluminum — 0.0%
Alcan, Inc. Notes 6.13% due 12/15/33	15,000	14,336
Metal-Diversified — 0.0%
Inco, Ltd. Bonds 7.20% due 09/15/32	42,000	41,616
Oil Companies-Exploration & Production — 0.0%
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	10,000	9,775
Oil Companies-Integrated — 0.0%
Petrobras International Finance Co. Company Guar. Notes 5.88% due 03/01/18	45,000	43,315
Oil-Field Services — 0.0%
Weatherford International, Ltd. Senior Notes 7.00% due 03/15/38	7,000	7,106
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	10,000	5,750
Pipelines — 0.0%
Enbridge, Inc. Bonds 5.80% due 06/15/14	33,000	33,459
Real Estate Operations & Development — 0.0%
Brascan Corp. Notes 8.13% due 12/15/08	19,000	19,510
Special Purpose Entities — 0.1%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(9)	26,000	17,680
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08	10,000	9,928
UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13	100,000	111,238
		138,846

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)		Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telecom Services — 0.0%
TELUS Corp. Notes 8.00% due 06/01/11		$22,000	$23,927
Telephone-Integrated — 0.3%
British Telecom PLC Senior Notes 5.15% due 01/15/13		113,000	111,356
British Telecommunications PLC Bonds 8.63% due 12/15/30		12,000	14,904
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10		60,000	64,182
France Telecom SA Bonds 7.75% due 03/01/11		60,000	65,061
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11		110,000	109,125
			364,628
Transport-Marine — 0.1%
DP World, Ltd. Bonds 6.85% due 07/02/37*		132,000	112,566
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 6.38% due 10/15/11		20,000	21,579
Total Foreign Corporate Bonds & Notes (cost $2,520,670)			2,436,599
FOREIGN GOVERNMENT AGENCIES — 0.5%
Sovereign — 0.5%
Federal Republic of Brazil Notes 6.00% due 11/15/09(4)	BRL	320,000	309,100
Federal Republic of Brazil Notes 6.00% due 08/15/10	BRL	270,000	253,177
Federal Republic of Brazil Notes 8.00% due 01/15/18		20,000	22,400
Federal Republic of Brazil Bonds 10.50% due 07/14/14		20,000	25,400
Province of Quebec Debentures 7.50% due 09/15/29		24,000	32,175
Republic of Argentina Bonds 3.09% due 08/03/12(5)		30,000	15,975
Republic of Argentina Notes 8.28% due 12/31/33		5,930	4,863
Republic of Turkey Senior Notes 11.88% due 01/15/30		25,000	36,906

Security Description	Principal Amount(11)	Market Value (Note 2)
Sovereign (continued)
Republic of Venezuela Notes 8.50% due 10/08/14	$10,000	$9,275
Republic of Venezuela Bonds 9.25% due 09/15/27	30,000	28,500
Russian Federation Bonds 7.50% due 03/31/30*(12)	11,820	13,615
Russian Federation Bonds 7.50% due 03/31/30(10)	14,775	17,013
Total Foreign Government Agencies (cost $751,116)		768,399
LOANS — 0.0%
Finance-Auto Loans — 0.0%
Ford Motor Bank BTL-B 5.70% due 12/15/13(13)(14) (cost $64,187)	64,188	52,764
MUNICIPAL BONDS & NOTES — 0.0%
Southern California Public Power Authority Power Project Revenue Bonds Series B 6.93% due 05/15/17 (cost $51,356)	50,000	59,305
U.S. GOVERNMENT AGENCIES — 15.5%
Federal Home Loan Bank — 0.1%
6.00% due 11/01/37	73,112	75,041
Federal Home Loan Mtg. Corp. — 4.0%
5.00% due 03/01/19	10,924	11,072
5.00% due 07/01/21	408,230	413,237
5.00% due 05/01/34	84,224	83,582
5.00% due 06/01/34	73,693	73,131
5.00% due 07/01/35	24,140	23,941
5.00% due 10/01/35	128,180	127,121
5.00% due 12/01/35	577,507	572,734
5.00% due 01/01/37	20,245	20,067
5.00% due April TBA	1,500,000	1,485,000
5.50% due 07/01/34	48,688	49,287
5.50% due 05/01/37	162,382	164,128
5.50% due 08/01/37	289,860	292,977
5.50% due April TBA	1,375,000	1,388,321
5.81% due 01/01/37(5)	42,352	43,181
5.81% due 01/01/37(5)	66,231	66,932
5.96% due 10/01/36(5)	108,774	110,772
6.00% due 12/01/33	68,962	71,152
6.00% due 08/01/36	72,233	74,159
6.00% due 10/01/37	11,055	11,347
6.50% due 05/01/16	4,050	4,241
6.50% due 05/01/29	5,442	5,703
6.50% due 03/01/36	33,915	35,211
6.50% due 05/01/36	1,215	1,261
7.00% due 04/01/32	10,227	10,826

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
7.50% due 08/01/23	$772	$837
7.50% due 04/01/28	4,292	4,658
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(3)	38,993	38,300
Series 2586, Class NK 3.50% due 08/15/16(3)	16,744	16,689
Series 3026, Class PC 4.50% due 01/15/43(3)	105,000	102,283
Series 3102, Class PG 5.00% due 11/15/28(3)	40,000	40,904
Series 3317, Class PD 5.00% due 09/15/31(3)	55,000	55,508
Series 3116, Class PD 5.00% due 10/15/34(3)	102,000	99,186
Series 3312, Class LB 5.50% due 11/15/25(3)	156,000	162,448
Series 3349, Class HB 5.50% due 06/15/31(3)	52,000	53,426
Series 1577, Class PK 6.50% due 09/15/23(3)	20,000	21,495
Series 1226, Class Z 7.75% due 03/15/22(3)	2,221	2,343
		5,737,460
Federal National Mtg. Assoc. — 11.0%
4.50% due 11/01/22	139,875	139,391
4.56% due 01/01/15	212,182	213,015
4.85% due 11/01/15	217,718	229,575
5.00% due 06/01/19	5,210	5,278
5.00% due 07/01/22	590,525	596,749
5.00% due 04/01/34	181,563	180,100
5.00% due 05/01/35	7,183	7,120
5.00% due 09/01/35	146,035	144,752
5.00% due 10/01/35	646,873	641,187
5.00% due 07/01/37	146,294	144,910
5.00% due April TBA	1,045,000	1,034,224
5.50% due 03/01/18	12,315	12,634
5.50% due 06/01/19	22,033	22,574
5.50% due 11/01/20	24,352	24,927
5.50% due 04/01/21	473,988	484,526
5.50% due 08/01/21	558,292	570,704
5.50% due 10/01/22	181,494	185,431
5.50% due 11/01/22	46,365	47,371
5.50% due 12/01/33	245,056	248,181
5.50% due 06/01/34	32,017	32,402
5.50% due 06/01/35	1,403,151	1,419,290
5.50% due 02/01/36	37,729	38,508
5.50% due 06/01/36	520,402	527,350
5.50% due 08/01/36	82,849	83,735
5.50% due 11/01/36	98,626	99,681
5.50% due 04/01/37	885,163	894,634

Security Description	Principal Amount(11)	Market Value (Note 2)
Federal National Mtg. Assoc. (continued)
5.50% due 05/01/37	$25,768	$26,036
5.50% due 07/01/37	972,789	982,914
5.50% due April TBA	1,975,000	1,993,516
5.92% due 10/01/11	50,004	52,599
6.00% due 06/01/17	21,985	22,692
6.00% due 08/01/21	149,351	153,869
6.00% due 10/01/21	837,435	862,769
6.00% due 12/01/33	57,743	59,453
6.00% due 05/01/34	3,809	3,915
6.00% due 06/01/35	5,978	6,135
6.28% due 07/01/11	39,690	42,145
6.36% due 07/01/08	11,757	11,727
6.50% due 08/01/17	49,834	52,241
6.50% due 09/01/26	392,610	407,472
6.50% due 09/01/32	52,718	54,956
6.50% due 04/01/34	22,758	23,647
6.50% due 10/01/37	83,597	86,652
6.50% due April TBA	2,500,000	2,589,063
7.00% due 06/01/37	207,181	217,624
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30	54,000	54,391
		15,732,065
Government National Mtg. Assoc. — 0.4%
4.50% due 05/15/36	236,765	230,023
6.00% due 11/15/31	178,895	185,471
6.00% due April TBA	55,000	56,753
7.00% due 05/15/33	31,859	34,023
7.50% due 01/15/32	11,867	12,785
8.00% due 01/15/31	2,335	2,563
8.50% due 11/15/17	1,544	1,687
9.00% due 11/15/21	601	660
Government National Mtg. Assoc., Pass-Through Series 2005-74 Class HB 7.50% due 09/15/35(3)	647	699
Government National Mtg. Assoc., Pass-Through Series 2005-74 Class HC 7.50% due 09/16/35(3)	7,757	8,286
		532,950
Overseas Private Investment Corp. — 0.0%
6.99% due 01/15/09	22,776	23,340
Total U.S. Government Agencies (cost $21,670,974)		22,100,856
U.S. GOVERNMENT TREASURIES — 0.9%
United States Treasury Bonds — 0.2%
4.75% due 02/15/37	21,000	22,586
6.63% due 02/15/27	150,000	195,176
		217,762

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes — 0.7%
2.75% due 02/28/13	$10,000	$10,137
3.38% due 09/15/09	600,000	615,563
3.50% due 02/15/18	19,000	19,110
4.25% due 08/15/15	100,000	108,945
4.50% due 05/15/10	10,000	10,611
4.50% due 02/15/16	24,000	26,419
4.88% due 06/30/12	90,000	99,176
5.13% due 05/15/16	10,000	11,392
5.63% due 05/15/08(15)	150,000	150,762
		1,052,115
Total U.S. Government Treasuries (cost $1,240,344)		1,269,877
Total Long-Term Investment Securities (cost $117,738,076)		136,933,248
SHORT-TERM INVESTMENT SECURITIES — 3.7%
U.S. Government Agencies — 3.7%
Federal Home Loan Bank Disc. Notes 1.50% due 04/01/08 (cost $5,300,000)	5,300,000	5,300,000
REPURCHASE AGREEMENTS — 4.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 03/31/08, to be repurchased 04/01/08 in the amount of $292,004 and collateralized by $290,000 of United States Treasury Bonds, bearing interest at 5.00%, due 07/31/08 and having an approximate value of $301,963	292,000	292,000
BNP Paribas SA Joint Repurchase Agreement(16)	160,000	160,000
State Street Bank & Trust Co. Joint Repurchase Agreement(16)	5,759,000	5,759,000
Total Repurchase Agreements (cost $6,211,000)		6,211,000
TOTAL INVESTMENTS (cost $129,249,076)(17)	104.0%	148,444,248
Liabilities in excess of other assets	(4.0)	(5,642,406)
NET ASSETS	100.0%	$142,801,842

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2008, the aggregate value of these securities was $2,725,429 representing 1.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Commercial Mortgage Backed Security

(2)  Variable Rate Security — the rate reflected is as of March 31, 2008, maturity date reflects the stated maturity date.

(3)  Collateralized Mortgage Obligation

(4)  Brazilian inflation linked security. Income is linked to Brazil's IPCA Consumer Price Index.

(5)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2008.

(6)  Fair valued security; see Note 2

(7)  Illiquid security

(8)  To the extent permitted by the Statement of Additional Information, the Multi-Managed Growth Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2008, the Multi-Managed Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc. Notes 7.50% due 8/15/09	08/11/2005	$5,000	$5,000	$4,300	$86.00	0.00%
Southern Energy, Inc. Notes 7.90% due 7/15/09	01/10/2006	20,000	0	0	0.00	0.00%
				$4,300		0.00%

(9)  Perpetual maturity — maturity date reflects the next call date.

(10)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(11)  Denominated in United States dollars unless otherwise indicated.

(12)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2008.

(13)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(14)  Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(15)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(16)  See Note 2 for details of Joint Repurchase Agreements.

(17)  See Note 4 for cost of investments on a tax basis.

(18)  Security was valued using fair valued procedures at March 31, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.

(19)  Variable Rate Security — the rate reflected is as of March 31, 2008, maturity date reflects next reset date.

ADR — American Depository Receipt

BTL — Bank Term Loan

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2008	Unrealized Appreciation/ (Depreciation)
13	Short	U.S. Treasury 2 YR Notes	June 2008	$2,784,452	$2,790,531	$(6,079)
4	Short	U.S. Treasury 5 YR Notes	June 2008	453,360	456,938	(3,578)
38	Short	U.S. Treasury 10 YR Notes	June 2008	4,429,475	4,520,219	(90,744)
6	Short	U.S. Treasury Long Bonds	June 2008	711,767	712,781	(1,014)
11	Long	Euro-Bund	June 2008	2,038,971	2,021,537	(17,434)
						$(118,849)

Open Bond Forward Contracts

Description	Principal Amount		Delivery Date	Value at Trade Date	Value as of March 31, 2008	Unrealized Appreciation/ (Depreciation)
United States Treasury Notes 4.88% due 08/15/16	USD	1,725,000	04/18/2008	$1,925,724	$1,933,203	$7,479
United States Treasury Notes TIPS 2.50% due 07/15/16	USD	(1,323,974)	04/15/2008	(1,473,354)	(1,490,237)	(16,883)
United States Treasury Notes 4.88% due 08/15/16	USD	(340,000)	04/18/2008	(378,808)	(381,037)	(2,229)
						$(11,633)

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	BRL	1,580,000	USD	929,193	06/18/2008	$39,029
*	GBP	233,000	USD	463,355	06/18/2008	3,795
*	IDR	240,000,000	USD	26,030	06/23/2008	6
*	USD	30,977	BRL	55,000	06/18/2008	10
*	USD	78,889	GBP	40,000	06/18/2008	5
*	USD	431,925	MYR	1,380,000	06/18/2008	1,594
						44,439
Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Depreciation
*	GBP	161,000	USD	317,349	06/18/2008	$(201)
*	MYR	295,000	USD	92,001	06/18/2008	(672)
*	USD	600,000	BRL	1,022,000	06/18/2008	(24,211)
*	USD	209,576	IDR	1,926,000,000	06/23/2008	(733)
*	USD	500,404	MYR	1,580,000	06/18/2008	(4,057)
						(29,873)
Net Unrealized Appreciation (Depreciation)						$14,566

*  Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL — Brazilian Real

GBP — Pound Sterling

IDR — Indonesian Rupiah

MYR — Malaysian Ringgit

USD — United States Dollar

TIPS — Treasury Inflation Protected Securities

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	20.0%
Diversified Financial Services	7.2
Federal Home Loan Mtg. Corp.	6.3
Computers	6.0
Agricultural Chemicals	4.9
Finance-Investment Banker/Broker	4.0
Repurchase Agreements	4.0
Oil Companies-Exploration & Production	2.1
Therapeutics	2.0
Oil Companies-Integrated	1.9
Federal Home Loan Bank	1.9
Medical-Biomedical/Gene	1.8
Commercial Services	1.5
Diversified Minerals	1.4
Retail-Drug Store	1.4
Medical-Drugs	1.3
Telephone-Integrated	1.3
Engineering/R&D Services	1.3
Banks-Super Regional	1.2
Electric-Integrated	1.2
Oil-Field Services	1.2
Agricultural Operations	1.1
Real Estate Investment Trusts	1.0
Web Portals/ISP	0.9
Sovereign	0.8
Medical-Hospitals	0.8
Networking Products	0.8
Physical Therapy/Rehabilation Centers	0.8
Optical Supplies	0.8
Metal Processors & Fabrication	0.8
Insurance-Multi-line	0.6
Cosmetics & Toiletries	0.6
Commercial Services-Finance	0.6
Entertainment Software	0.6
Data Processing/Management	0.6
Racetracks	0.6
Aerospace/Defense	0.6
Multimedia	0.5
Diversified Manufacturing Operations	0.5
Special Purpose Entities	0.5
Gas-Distribution	0.5
Insurance-Property/Casualty	0.5
Banks-Commercial	0.5
Food-Misc.	0.4
Beverages-Non-alcoholic	0.4
Power Converter/Supply Equipment	0.4
Water	0.4
Audio/Video Products	0.4
Electronic Components-Semiconductors	0.4
Telecom Services	0.4
Wireless Equipment	0.4
Government National Mtg. Assoc.	0.4
Cable TV	0.4
Finance-Commercial	0.4
Casino Hotels	0.4
Enterprise Software/Service	0.4
Human Resources	0.3
Casino Services	0.3
Electronic Components-Misc.	0.3
Investment Management/Advisor Services	0.3

United States Treasury Notes	0.3%
Computer Aided Design	0.3
Dental Supplies & Equipment	0.3
Private Corrections	0.3
Brewery	0.3
Insurance Brokers	0.3
Medical-HMO	0.3
Food-Wholesale/Distribution	0.3
Retail-Discount	0.3
Airlines	0.3
Distribution/Wholesale	0.3
Water Treatment Systems	0.3
Pipelines	0.3
Banks-Money Center	0.3
Pharmacy Services	0.3
Broadcast Services/Program	0.2
Real Estate Operations & Development	0.2
Veterinary Diagnostics	0.2
Mining	0.2
Diversified Operations	0.2
Retail-Petroleum Products	0.2
Internet Infrastructure Software	0.2
Electric-Generation	0.2
Retail-Regional Department Stores	0.2
Theaters	0.2
Applications Software	0.2
Aerospace/Defense-Equipment	0.2
Medical Products	0.2
Computer Services	0.2
Medical Instruments	0.2
Computers-Integrated Systems	0.2
Banks-Fiduciary	0.2
Finance-Auto Loans	0.2
Finance-Mortgage Loan/Banker	0.2
Industrial Gases	0.2
Retail-Apparel/Shoe	0.2
Office Automation & Equipment	0.2
Rental Auto/Equipment	0.2
Tobacco	0.2
Insurance-Life/Health	0.2
Transport-Marine	0.1
Building-Residential/Commercial	0.1
Cellular Telecom	0.1
Motion Pictures & Services	0.1
Finance-Other Services	0.1
Food-Confectionery	0.1
Insurance-Mutual	0.1
Medical Labs & Testing Services	0.1
Dialysis Centers	0.1
Real Estate Management/Services	0.1
Electric-Transmission	0.1
Electronic Parts Distribution	0.1
Medical-Wholesale Drug Distribution	0.1
Telecom Equipment-Fiber Optics	0.1
Electric Products-Misc.	0.1
Electronic Measurement Instruments	0.1
Radio	0.1
Transport-Services	0.1
Internet Connectivity Services	0.1
Television	0.1

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited) (continued)

Coal	0.1%
Retail-Consumer Electronics	0.1
Municipal Bonds & Notes	0.1
Oil Refining & Marketing	0.1
Metal-Diversified	0.1
Chemicals-Specialty	0.1
Beverages-Wine/Spirits	0.1
Airport Development/Maintenance	0.1
Food-Retail	0.1
Semiconductor Components-Integrated Circuits	0.1
Electronic Forms	0.1
Food-Meat Products	0.1
Semiconductor Equipment	0.1
Apparel Manufacturers	0.1
Savings & Loans/Thrifts	0.1
108.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 52.2%
Aerospace/Defense — 0.5%
Boeing Co.	2,100	$156,177
General Dynamics Corp.	1,600	133,392
Lockheed Martin Corp.	3,400	337,620
Raytheon Co.	6,100	394,121
Spirit Aerosystems Holdings, Inc., Class A†	20,000	443,600
		1,464,910
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	6,600	454,212
Agricultural Chemicals — 4.9%
Monsanto Co.	36,645	4,085,917
Potash Corp. of Saskatchewan, Inc.	45,540	7,068,263
Syngenta AG(18)	6,424	1,881,522
		13,035,702
Agricultural Operations — 1.0%
Archer-Daniels-Midland Co.	12,600	518,616
Bunge, Ltd.	25,045	2,175,910
		2,694,526
Apparel Manufacturers — 0.1%
Coach, Inc.†	3,700	111,555
Polo Ralph Lauren Corp.	600	34,974
		146,529
Applications Software — 0.2%
Microsoft Corp.	17,600	499,488
Audio/Video Products — 0.4%
Sony Corp. ADR	26,425	1,058,850
Banks-Commercial — 0.0%
Marshall & Ilsley Corp.	2,499	57,977
Banks-Fiduciary — 0.2%
The Bank of New York Mellon Corp.	10,701	446,553
Banks-Super Regional — 0.5%
Bank of America Corp.	9,100	344,981
PNC Financial Services Group, Inc.	6,600	432,762
SunTrust Banks, Inc.	2,200	121,308
US Bancorp	6,300	203,868
Wachovia Corp.	2,300	62,100
Wells Fargo & Co.	8,700	253,170
		1,418,189
Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc.	6,000	433,200
The Coca-Cola Co.	11,100	675,657
		1,108,857
Beverages-Wine/Spirits — 0.0%
Diageo PLC ADR	1,400	113,848
Brewery — 0.1%
Anheuser-Busch Cos., Inc.	2,900	137,605
Cable TV — 0.0%
Comcast Corp., Special Class A	4,100	77,777
Casino Hotel — 0.3%
Boyd Gaming Corp.	36,785	735,700

Security Description	Shares	Market Value (Note 2)
Casino Services — 0.3%
Scientific Games Corp., Class A†	43,100	$909,841
Commercial Services — 1.5%
Alliance Data Systems Corp.†	33,100	1,572,581
Iron Mountain, Inc.†	59,700	1,578,468
The Providence Service Corp.†	27,100	813,000
		3,964,049
Commercial Services-Finance — 0.4%
Equifax, Inc.	32,200	1,110,256
The Western Union Co.	4,700	99,969
		1,210,225
Computer Aided Design — 0.3%
Aspen Technology, Inc.†	64,400	821,100
Computer Services — 0.1%
DST Systems, Inc.†	4,200	276,108
Computers — 6.0%
Apple, Inc.†	51,905	7,448,368
Hewlett-Packard Co.	10,800	493,128
International Business Machines Corp.	4,200	483,588
Research In Motion, Ltd.†	67,040	7,523,899
		15,948,983
Computers-Integrated Systems — 0.2%
Brocade Communications Systems, Inc.†	63,700	465,010
Cosmetics & Toiletries — 0.6%
Colgate-Palmolive Co.	6,100	475,251
Procter & Gamble Co.	16,000	1,121,120
		1,596,371
Cruise Lines — 0.0%
Carnival Corp.	200	8,096
Royal Caribbean Cruises, Ltd.	200	6,580
		14,676
Data Processing/Management — 0.6%
Global Payments, Inc.	35,900	1,484,824
Dental Supplies & Equipment — 0.3%
Sirona Dental Systems, Inc.†	30,400	819,888
Dialysis Centers — 0.1%
DaVita, Inc.†	7,000	334,320
Distribution/Wholesale — 0.3%
MWI Veterinary Supply, Inc.†	20,200	712,252
Diversified Manufacturing Operations — 0.4%
General Electric Co.	20,700	766,107
Honeywell International, Inc.	3,800	214,396
		980,503
Diversified Minerals — 1.4%
Cia Vale do Rio Doce ADR	106,205	3,678,941
Electric Products-Misc. — 0.1%
Emerson Electric Co.	6,000	308,760
Electric-Integrated — 0.5%
Dominion Resources, Inc.	8,100	330,804
FPL Group, Inc.	4,700	294,878
Northeast Utilities	8,000	196,320

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Electric-Integrated (continued)
PG&E Corp.	8,500	$312,970
Progress Energy, Inc.	5,900	246,030
		1,381,002
Electronic Components-Misc. — 0.3%
Daktronics, Inc.	48,000	859,680
Electronic Components-Semiconductors — 0.4%
Intel Corp.	15,200	321,936
Microsemi Corp.†	12,800	291,840
NVIDIA Corp.†	3,950	78,171
ON Semiconductor Corp.†	34,000	193,120
Texas Instruments, Inc.	4,200	118,734
		1,003,801
Electronic Forms — 0.1%
Adobe Systems, Inc.†	4,800	170,832
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	2,300	68,609
Measurement Specialties, Inc.†	11,000	192,170
		260,779
Engineering/R&D Services — 1.3%
ABB, Ltd.(18)	125,665	3,384,035
Enterprise Software/Service — 0.4%
Epicor Software Corp.†	56,800	636,160
Oracle Corp.†	16,100	314,916
		951,076
Entertainment Software — 0.6%
Activision, Inc.†	17,000	464,270
Electronic Arts, Inc.†	22,375	1,116,960
		1,581,230
Finance-Commercial — 0.2%
Cardtronics, Inc.†	83,200	579,904
Finance-Investment Banker/Broker — 1.8%
Citigroup, Inc.	7,100	152,082
JP Morgan Chase & Co.	8,700	373,665
Lehman Brothers Holdings, Inc.	23,670	890,939
Merrill Lynch & Co., Inc.	21,090	859,207
Morgan Stanley	4,400	201,080
The Goldman Sachs Group, Inc.	14,855	2,456,868
		4,933,841
Finance-Mortgage Loan/Banker — 0.1%
Fannie Mae	6,600	173,712
Food-Confectionery — 0.1%
WM Wrigley Jr. Co.	5,600	351,904
Food-Misc. — 0.4%
Campbell Soup Co.	7,600	258,020
Kellogg Co.	5,300	278,568
Kraft Foods, Inc., Class A	14,300	443,443
		980,031
Food-Retail — 0.1%
The Kroger Co.	5,600	142,240
Food-Wholesale/Distribution — 0.3%
Spartan Stores, Inc.	38,100	794,385

Security Description	Shares	Market Value (Note 2)
Gas-Distribution — 0.4%
AGL Resources, Inc.	33,000	$1,132,560
Human Resources — 0.3%
Emergency Medical Services Corp., Class A†	37,600	928,344
Independent Power Producer — 0.0%
Mirant Corp.†	31	1,128
Industrial Gases — 0.2%
Praxair, Inc.	5,400	454,842
Insurance Broker — 0.1%
AON Corp.	7,800	313,560
Insurance-Life/Health — 0.1%
Reinsurance Group of America, Inc.	6,200	337,528
Insurance-Multi-line — 0.3%
Hartford Financial Services Group, Inc.	2,100	159,117
HCC Insurance Holdings, Inc.	19,000	431,110
MetLife, Inc.	3,000	180,780
		771,007
Internet Connectivity Services — 0.1%
NDS Group PLC ADR†	4,974	243,079
Internet Content-Information/News — 0.0%
WebMD Health Corp., Class A†	200	4,714
Internet Infrastructure Software — 0.2%
Akamai Technologies, Inc.†	21,410	602,906
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	1,600	125,264
Medical Instruments — 0.2%
Medtronic, Inc.	3,600	174,132
St. Jude Medical, Inc.†	7,400	319,606
		493,738
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	4,100	185,607
Medical Products — 0.2%
Baxter International, Inc.	3,400	196,588
Johnson & Johnson	4,400	285,428
		482,016
Medical-Biomedical/Gene — 1.8%
Amgen, Inc.†	6,500	271,570
Celgene Corp.†	50,925	3,121,193
Genentech, Inc.†	13,370	1,085,377
Genzyme Corp.†	4,200	313,068
Millennium Pharmaceuticals, Inc.†	6,100	94,306
		4,885,514
Medical-Drugs — 1.3%
Abbott Laboratories	6,400	352,960
Bristol-Myers Squibb Co.	4,800	102,240
Eli Lilly & Co.	5,300	273,427
Merck & Co., Inc.	9,700	368,115
Pfizer, Inc.	13,100	274,183

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Medical-Drugs (continued)
Roche Holding AG(18)	9,940	$1,871,586
Schering-Plough Corp.	11,500	165,715
		3,408,226
Medical-Generic Drugs — 0.0%
Mylan, Inc.	800	9,280
Medical-HMO — 0.2%
Coventry Health Care, Inc.†	12,900	520,515
Medical-Hospitals — 0.7%
LifePoint Hospitals, Inc.†	38,700	1,063,089
Universal Health Services, Inc., Class B	17,100	918,099
		1,981,188
Metal Processors & Fabrication — 0.7%
Precision Castparts Corp.	19,255	1,965,550
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	737	70,914
Mining — 0.2%
Barrick Gold Corp.	14,000	608,300
Motion Pictures & Services — 0.1%
Macrovision Corp.†	26,400	356,400
Multimedia — 0.1%
The Walt Disney Co.	3,900	122,382
Time Warner, Inc.	6,200	86,924
		209,306
Networking Products — 0.8%
Cisco Systems, Inc.†	77,685	1,871,432
Foundry Networks, Inc.†	18,200	210,756
		2,082,188
Oil Companies-Exploration & Production — 2.1%
Apache Corp.	8,560	1,034,219
ATP Oil & Gas Corp.†	35,500	1,161,560
EOG Resources, Inc.	11,835	1,420,200
Occidental Petroleum Corp.	19,770	1,446,571
Warren Resources, Inc.†	31,600	375,092
XTO Energy, Inc.	1,500	92,790
		5,530,432
Oil Companies-Integrated — 1.8%
Chevron Corp.	6,100	520,696
ConocoPhillips	2,500	190,525
Exxon Mobil Corp.	11,800	998,044
Hess Corp.	35,105	3,095,559
Marathon Oil Corp.	900	41,040
		4,845,864
Oil Refining & Marketing — 0.1%
Valero Energy Corp.	3,200	157,152
Oil-Field Services — 1.2%
Baker Hughes, Inc.	2,800	191,800
Exterran Holdings, Inc.†	17,200	1,110,088
Helix Energy Solutions Group, Inc.†	44,900	1,414,350
Schlumberger, Ltd.	6,000	522,000
		3,238,238

Security Description	Shares	Market Value (Note 2)
Optical Supplies — 0.8%
Alcon, Inc.	14,370	$2,044,132
Pharmacy Services — 0.2%
Express Scripts, Inc.†	7,700	495,264
Medco Health Solutions, Inc.†	3,800	166,402
		661,666
Physical Therapy/Rehabilation Centers — 0.8%
Psychiatric Solutions, Inc.†	60,500	2,052,160
Power Converter/Supply Equipment — 0.4%
PowerSecure International, Inc.†	92,000	1,082,840
Private Corrections — 0.3%
Corrections Corp. of America†	29,700	817,344
Racetracks — 0.6%
International Speedway Corp., Class A	22,800	939,360
Speedway Motorsports, Inc.	22,900	574,103
		1,513,463
Retail-Apparel/Shoe — 0.2%
American Eagle Outfitters, Inc.	24,500	428,995
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	2,100	108,591
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	5,400	223,884
Retail-Discount — 0.3%
Target Corp.	4,200	212,856
Wal-Mart Stores, Inc.	10,200	537,336
		750,192
Retail-Drug Store — 1.3%
CVS Caremark Corp.	82,410	3,338,429
Walgreen Co.	1,800	68,562
		3,406,991
Retail-Jewelry — 0.0%
Tiffany & Co.	800	33,472
Retail-Petroleum Products — 0.2%
World Fuel Services Corp.	21,500	603,505
Retail-Regional Department Stores — 0.1%
Kohl's Corp.†	5,200	223,028
Macy's, Inc.	2,500	57,650
		280,678
Semiconductor Components- Integrated Circuits — 0.1%
Maxim Integrated Products, Inc.	8,500	173,315
Semiconductor Equipment — 0.1%
Brooks Automation, Inc.†	15,300	148,716
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	12,900	310,116
Telecom Services — 0.2%
Time Warner Cable, Inc., Class A†	43,290	670,562
Telecommunication Equipment — 0.0%
Harris Corp.	1,500	72,795

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Telephone-Integrated — 0.4%
AT&T, Inc.	24,207	$927,128
Sprint Nextel Corp.	3,200	21,408
Verizon Communications, Inc.	3,300	120,285
		1,068,821
Theater — 0.2%
National CineMedia, Inc.	22,400	503,552
Therapeutics — 2.0%
Amylin Pharmaceuticals, Inc.†	3,200	93,472
Gilead Sciences, Inc.†	99,175	5,110,488
ImClone Systems, Inc.†	4,300	182,406
		5,386,366
Tobacco — 0.1%
Altria Group, Inc.	5,500	122,100
Philip Morris International, Inc.†	5,500	278,190
		400,290
Transport-Services — 0.1%
United Parcel Service, Inc., Class B	3,300	240,966
Veterinary Diagnostics — 0.2%
Animal Health International, Inc.†	56,333	616,283
Water — 0.4%
Aqua America, Inc.	56,700	1,064,826
Water Treatment Systems — 0.3%
Nalco Holding Co.	32,600	689,490
Web Portals/ISP — 0.9%
Google, Inc., Class A†	5,290	2,330,086
Yahoo!, Inc.†	5,000	144,650
		2,474,736
Wireless Equipment — 0.4%
Nokia Oyj ADR	17,000	541,110
QUALCOMM, Inc.	11,900	487,900
		1,029,010
Total Common Stock (cost $113,874,919)		139,328,143
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(5)	2,400	40,800
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	900	19,206
Diversified Financial Services — 0.1%
General Electric Capital Corp. 8.00%(10)	2,000	48,060
Special Purpose Entity — 0.0%
Structured Repackaged Asset-Backed Trust Securities 3.00%(5)	2,800	47,880
Total Preferred Stock (cost $198,966)		155,946

Security Description	Principal Amount(11)	Market Value (Note 2)
ASSET BACKED SECURITIES — 7.1%
Diversified Financial Services — 7.1%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(1)	$825,000	$804,214
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	83,922	81,168
AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A3 5.19% due 11/06/11	440,000	429,964
AmeriCredit Auto Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	300,000	296,720
Asset Securitization Corp., Series 1997-D5, Class A1C 6.75% due 02/14/43(1)	10,906	10,909
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.35% due 09/10/47(1)(2)	80,000	78,313
Banc of America Commercial Mtg., Inc., Series 2007-1, Class A4 5.45% due 01/15/49(1)	1,000,000	971,890
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.40% due 05/20/36(2)(3)	105,424	103,563
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(3)	106,104	89,730
Banc of America Large Loan, Series 2006-277A, Class PAA 5.27% due 10/10/45*(1)(2)	110,000	82,221
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.82% due 11/11/41(1)	760,000	748,256
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.20% due 02/11/44(1)	55,000	53,015
Cabela's Credit Card Master Trust, Series 2006-3A, Class A1 5.26% due 10/15/14*	550,000	574,248
Capital One Auto Finance Trust, Series 2005-D, Class A4 2.86% due 10/15/12(5)	39,891	37,442
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	120,000	113,032
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	70,000	67,954
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 5.02% due 07/25/37(2)(3)	117,862	112,351

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.40% due 07/15/44(1)(2)	$225,000	$224,601
Commercial Mtg., Pass Through Certs. Series 2004-LB2A, Class A3 4.22% due 03/10/39(1)	128,000	124,949
Commercial Mtg., Pass Through Certs., Series 2006-C7, Class A4 5.96% due 06/10/46(1)(2)	400,000	404,775
Countrywide Asset-Backed Certs. Series 2006-S6, Class A3 5.66% due 03/25/34	110,000	66,000
Countrywide Home Loans, Series 2007-4, Class 1A1 6.00% due 05/25/37(3)	234,984	217,956
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(3)	155,253	149,965
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.61% due 02/15/39(1)(2)	1,000,000	996,609
Crown Castle Towers LLC, Series 2006-1A Class E 6.07% due 11/15/36*(1)	160,000	150,578
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(1)	760,000	743,178
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 4.38% due 03/06/20*(1)(5)	155,000	134,075
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(1)	500,000	507,090
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 6.00% due 03/25/37(2)(3)	85,570	81,384
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 6.46% due 04/25/35(2)(3)	182,809	166,829
Impac CMB Trust, Series 2005-4, Class 1A1A 2.87% due 05/25/35(3)(5)	223,012	198,028
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(1)	450,000	443,498
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(1)	35,000	33,990
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 6.07% due 04/15/45(1)(2)	930,000	945,151

Security Description	Principal Amount(11)	Market Value (Note 2)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB20, Class AJ 6.30% due 09/12/17(1)(2)	$150,000	$118,860
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(1)	650,000	645,447
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/11/30(1)	210,000	213,770
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.51% due 12/25/34(2)(3)	229,190	217,808
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)	725,000	713,521
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.80% due 05/12/39(1)(2)	1,100,000	1,095,834
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(1)	1,010,000	987,103
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(1)	150,096	154,647
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(1)	175,000	180,621
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(3)	208,447	192,559
MortgageIT Trust, Series 2005-4, Class A1 2.88% due 10/25/35(3)(5)	487,488	409,263
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(6)	80,000	70,400
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	760,000	811,938
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	185,616	172,349
Swift Master Auto Receivables Trust, Series 2007-2, Class A 3.47% due 10/15/12(5)	154,988	149,277
Thornburg Mtg. Securities Trust, Series 2003-5, Class 4A 4.56% due 10/25/43(2)(3)	275,395	244,939

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 4.76% due 04/25/45(3)	$276,421	$257,664
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	765,000	766,162
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.54% due 03/25/35(2)(3)	468,398	461,623
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.56% due 01/25/35(2)(3)	552,746	510,013
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR17, Class A2 5.84% due 10/25/36(2)(3)	146,517	140,274
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(2)(3)	60,963	57,382
West Penn Funding LLC Transition Bonds, Series 1999-A, Class A4 6.98% due 12/26/08	74,819	75,486
Total Asset Backed Securities (cost $19,413,088)		18,890,586
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(6)(7)(8) (cost $5,000)	5,000	4,300
CORPORATE BONDS & NOTES — 12.4%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 4.12% due 03/14/13	30,000	30,043
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 4.88% due 05/01/15	43,000	43,760
Agricultural Chemicals — 0.0%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	5,000	4,931
The Mosaic Co. Senior Notes 7.63% due 12/01/14*	15,000	16,050
		20,981
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co. Senior Notes 5.45% due 03/15/18	15,000	15,079

Security Description	Principal Amount(11)	Market Value (Note 2)
Agricultural Operations (continued)
Archer-Daniels-Midland Co. Senior Notes 6.45% due 01/15/38	$16,000	$16,252
Cargill, Inc. Notes 5.00% due 11/15/13*	42,000	41,856
Cargill, Inc. Notes 5.60% due 09/15/12*	225,000	230,590
		303,777
Airlines — 0.3%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	120,704	113,461
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	20,000	18,850
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	300,000	298,500
Continental Airlines, Inc. Pass Through Certs. Series 1981-A 6.65% due 03/15/19	44,661	43,991
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	60,000	50,100
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1 Class G2 6.26% due 11/20/21	12,489	12,349
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	250,583	244,038
		781,289
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Debentures 6.38% due 02/01/29	20,000	12,000
General Motors Corp. Debentures 8.25% due 07/15/23	20,000	14,000
		26,000
Banks-Commercial — 0.1%
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	20,000	17,233
First Maryland Capital II Company Guar. Notes 4.09% due 02/01/27(5)	28,000	25,651
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	30,000	30,339

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	$15,000	$15,804
SunTrust Bank Sub. Notes 7.25% due 03/15/18	13,000	13,295
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	30,000	29,302
US Bank NA Notes 3.90% due 08/15/08	4,000	4,003
		135,627
Banks-Fiduciary — 0.0%
The Bank of New York Mellon Corp. Senior Notes 4.95% due 11/01/12	18,000	18,442
Banks-Super Regional — 0.7%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	160,000	160,145
Bank of America Corp. Senior Notes 5.38% due 09/11/12	90,000	93,623
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	200,000	198,379
Bank of America Corp. Senior Notes 6.00% due 09/01/17	310,000	325,925
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	470,000	445,829
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/38	30,000	30,569
Fleet Capital Trust V Notes 3.76% due 12/18/28(5)	30,000	22,785
JP Morgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	25,000	25,433
Wachovia Capital Trust III 5.80% due 03/15/11(5)(9)	355,000	252,938
Wells Fargo & Co. Notes 4.38% due 01/31/13	300,000	298,464
Wells Fargo Bank NA Sub. Notes 6.45% due 02/01/11	30,000	31,909
		1,885,999
Broadcast Services/Program — 0.3%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	250,000	264,051

Security Description	Principal Amount(11)	Market Value (Note 2)
Broadcast Services/Program (continued)
Liberty Media LLC Senior Notes 7.75% due 07/15/09	$230,000	$230,454
Liberty Media LLC Bonds 7.88% due 07/15/09	20,000	20,069
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	10,000	8,613
Turner Broadcasting Senior Notes 8.38% due 07/01/13	120,000	131,135
		654,322
Building-Residential/Commercial — 0.2%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	15,000	14,437
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	215,000	182,750
Pulte Homes, Inc. Company Guar. Notes 7.88% due 08/01/11	40,000	38,400
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	145,000	140,650
		376,237
Cable TV — 0.4%
AT&T Broadband, Inc. Company Guar. Notes 8.38% due 03/15/13	300,000	333,249
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	25,000	21,437
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 11.00% due 10/01/15	22,000	15,125
Comcast Cable Communications LLC Senior Notes 7.13% due 06/15/13	17,000	18,061
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	14,000	13,637
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	118,142
COX Communications, Inc. Notes 5.88% due 12/01/16*	220,000	218,435
COX Communications, Inc. Bonds 6.45% due 12/01/36*	140,000	135,033
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	55,000	52,647
		925,766

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Casino Hotels — 0.1%
Harrah's Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	$130,000	$113,750
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	25,000	21,375
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/20*	115,000	113,817
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	10,000	9,550
		258,492
Casino Services — 0.0%
Indianapolis Downs LLC Sec. Notes 11.00% due 11/01/12*	10,000	8,700
Cellular Telecom — 0.1%
Centennial Communications Senior Notes 10.48% due 01/01/13(5)	25,000	21,750
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	250,000	271,927
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14	20,000	18,400
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	25,000	18,500
Rural Cellular Corp. Senior Sub. Notes 6.08% due 06/01/13(5)	5,000	5,000
		335,577
Chemicals-Diversified — 0.0%
E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	9,000	9,121
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	25,000	26,031
		35,152
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	175,000	170,298
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	15,000	15,900
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	35,000	26,644
		212,842

Security Description	Principal Amount(11)	Market Value (Note 2)
Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.88% due 03/15/13	$230,000	$233,450
Commercial Services-Finance — 0.2%
Credit Suisse/New York Sub. Notes 6.00% due 02/15/18	339,000	338,191
The Western Union Co. Senior Notes 5.40% due 11/17/11	49,000	50,193
		388,384
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	10,000	9,350
Computer Sciences Corp. Senior Notes 3.50% due 04/15/08	15,000	14,997
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	205,000	193,900
		218,247
Computers — 0.0%
Hewlett-Packard Co. Senior Notes 4.50% due 03/01/13	15,000	15,217
Consumer Products-Misc. — 0.0%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	5,000	4,462
Containers-Paper/Plastic — 0.1%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	10,000	9,013
Pactiv Corp. Bonds 7.95% due 12/15/25	55,000	60,829
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	50,000	42,000
		111,842
Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 5.75% due 03/01/18	10,000	10,181
Data Processing/Management — 0.0%
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/17	30,000	31,002
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	10,000	9,237

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 0.2%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	$20,000	$20,047
Citigroup Capital XXI 8.30% due 12/21/57(5)	325,000	320,246
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	30,000	31,086
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	30,000	28,916
		400,295
Diversified Manufacturing Operations — 0.2%
Cooper US, Inc. Senior Notes 5.45% due 04/01/15	30,000	30,276
Danaher Corp. Senior Notes 5.63% due 01/15/18	20,000	20,782
Dover Corp. Senior Notes 5.45% due 03/15/18	10,000	10,099
Dover Corp. Senior Notes 6.60% due 03/15/38	24,000	24,766
General Electric Co. Senior Notes 5.25% due 12/06/17	304,000	303,580
Honeywell International, Inc. Senior Notes 4.25% due 03/01/13	16,000	16,162
		405,665
Diversified Operations — 0.1%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	305,000	193,240
Capmark Financial Group, Inc. Company Guar. Notes 6.30% due 05/10/17*	90,000	53,963
		247,203
Electric-Generation — 0.0%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	33,000	34,646
The AES Corp. Senior Notes 8.00% due 10/15/17	25,000	25,313
The AES Corp. Senior Notes 8.88% due 02/15/11	25,000	26,187
		86,146
Electric-Integrated — 0.6%
Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	30,000	30,046

Security Description	Principal Amount(11)	Market Value (Note 2)
Electric-Integrated (continued)
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	$205,000	$203,922
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	45,000	45,707
Consumers Energy Co. 1st Mtg. Bonds 4.25% due 04/15/08	30,000	30,000
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08	33,000	33,066
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/66(5)	34,000	31,094
DTE Energy Co. Senior Notes 7.05% due 06/01/11	25,000	26,737
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	30,000	30,105
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	20,000	20,124
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	45,000	44,895
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	22,020	23,050
Florida Power & Light Co. 1st Mtg. Notes 5.55% due 11/01/17	36,000	37,686
Illinois Power Co. Senior Sec. Notes 6.13% due 11/15/17*	15,000	14,833
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	31,581	33,043
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	10,000	10,200
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	8,945	9,896
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	14,000	12,746
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	390,000	423,950
Pacific Gas & Electric Co. Senior Notes 4.80% due 03/01/14	15,000	15,130
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	15,000	15,983

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Potomac Electric Power Co. Senior Notes 6.50% due 11/15/37	$30,000	$29,293
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	22,000	21,412
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	15,000	16,161
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	43,000	42,131
Sierra Pacific Power Co. Senior Sec. Bonds 6.75% due 07/01/37	36,000	34,523
Southern Energy, Inc. Notes 7.90% due 07/15/09†(6)(7)(8)	25,000	0
Southern Power Co. Senior Notes 4.88% due 07/15/15	16,000	15,350
Texas Competitive Electric Holdings Co. LLC, Series A Company Guar. Notes 10.25% due 11/01/15*	10,000	9,962
Texas Competitive Electric Holdings Co. LLC, Series B Company Guar. Notes 10.25% due 11/01/15*	15,000	14,944
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	100,000	101,929
Union Electric Co. Sec. Notes 6.40% due 06/15/17	295,000	310,025
		1,687,943
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	325,000	323,069
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	5,000	4,563
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	5,000	4,812
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	10,000	6,750
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	30,000	29,732
		45,857
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	32,000	32,111

Security Description	Principal Amount(11)	Market Value (Note 2)
Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	$310,000	$319,990
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	10,000	9,775
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	145,000	132,114
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	5,000	4,360
GMAC LLC Senior Notes 6.88% due 09/15/11	40,000	30,614
GMAC LLC Senior Notes 6.88% due 08/28/12	173,000	131,468
		298,556
Finance-Commercial — 0.2%
Caterpillar Financial Services Corp. Notes 4.70% due 03/15/12	22,000	22,480
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	375,000	290,792
CIT Group, Inc. Notes 5.85% due 09/15/16	125,000	96,087
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	14,000	14,214
		423,573
Finance-Consumer Loans — 0.0%
John Deere Capital Corp. Senior Notes 4.50% due 04/03/13	16,000	15,974
John Deere Capital Corp. Senior Notes 5.35% due 04/03/18	11,000	10,966
		26,940
Finance-Credit Card — 0.0%
Discover Financial Services Notes 6.45% due 06/12/17*	70,000	60,241
Finance-Investment Banker/Broker — 2.1%
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	15,000	14,136
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	340,000	341,930
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	35,000	35,512

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	$50,000	$43,427
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	110,000	108,464
Citigroup, Inc. Global Sub. Notes 6.00% due 10/31/33	15,000	12,816
Citigroup, Inc. Global Senior Notes 6.13% due 11/21/17	75,000	74,889
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	565,000	558,248
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	40,000	40,985
JP Morgan Chase & Co. Sub. Notes 5.75% due 01/02/13	21,000	21,938
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	193,000	201,264
Lazard Group LLC Senior Notes 6.85% due 06/15/17	470,000	440,120
Lehman Brothers Holdings, Inc. Notes 5.63% due 01/24/13	70,000	68,066
Lehman Brothers Holdings, Inc. Senior Notes 6.20% due 09/26/14	210,000	207,128
Lehman Brothers Holdings, Inc. Sub. Notes 6.50% due 07/19/17	45,000	42,734
Lehman Brothers Holdings, Inc. Notes 6.75% due 12/28/17	150,000	144,197
Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due 07/17/37	70,000	60,693
Lehman Brothers Holdings, Inc. Senior Notes 7.00% due 09/27/27	305,000	281,921
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15	11,000	11,842
Merrill Lynch & Co., Inc. Notes 5.45% due 02/05/13	206,000	202,675
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	205,000	162,033
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	215,000	212,164
Morgan Stanley Sub. Notes 4.75% due 04/01/14	440,000	408,444

Security Description	Principal Amount(11)	Market Value (Note 2)
Finance-Investment Banker/Broker (continued)
Morgan Stanley Senior Notes 5.75% due 08/31/12	$255,000	$259,617
Morgan Stanley Senior Notes 6.25% due 08/28/17	110,000	109,400
Morgan Stanley Senior Bonds 6.60% due 04/01/12	15,000	15,552
Morgan Stanley Senior Notes 6.63% due 04/01/18	19,000	19,007
Schwab Capital Trust I Company Guar. Bonds 7.50% due 11/15/37(5)	166,000	154,294
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	2,000	1,885
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	125,000	120,214
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	150,000	150,074
The Bear Stearns Cos., Inc. Notes 7.25% due 02/01/18	80,000	82,671
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	95,000	96,217
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	111,623
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	30,000	29,955
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	340,000	342,189
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	130,000	117,159
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	376,000	349,805
		5,655,288
Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	40,000	35,625
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	201,000	182,103
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	11,000	8,925
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	55,000	49,052

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Finance-Mortgage Loan/Banker (continued)
Residential Capital LLC Company Guar. Notes 8.50% due 04/17/13(19)	$20,000	$9,700
		285,405
Finance-Other Services — 0.1%
SB Treasury Co. LLC Bonds 9.40% due 06/30/08*(5)(9)	350,000	354,568
Food-Meat Products — 0.1%
Tyson Foods, Inc. Senior Notes 6.60% due 04/01/16	160,000	160,194
Food-Misc. — 0.1%
Kellogg Co. Senior Notes 4.25% due 03/06/13	15,000	14,953
Kraft Foods, Inc. Senior Notes 6.13% due 02/01/18	30,000	29,981
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	110,000	114,555
		159,489
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	25,000	24,187
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Notes 12.00% due 10/15/15*	10,000	7,900
Gas-Distribution — 0.1%
Energen Corp. Notes 7.63% due 12/15/10	200,000	216,688
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 5.50% due 04/15/13	30,000	30,164
Home Furnishings — 0.0%
Simmons Co. Senior Notes 10.00% due 12/15/14(10)	6,000	3,870
Hotels/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.25% due 02/15/13	15,000	14,981
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	95,000	86,764
		101,745

Security Description	Principal Amount(11)	Market Value (Note 2)
Independent Power Producer — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	$25,000	$24,500
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc. Debentures 5.65% due 12/01/17	6,000	6,314
Rockwell Automation, Inc. Debentures 6.25% due 12/01/37	26,000	26,674
		32,988
Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	20,000	19,954
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	10,000	10,180
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	455,000	454,065
		484,199
Insurance-Life/Health — 0.0%
Americo Life, Inc. Notes 7.88% due 05/01/13*	19,000	19,821
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	19,000	19,372
Monumental Global Funding II Notes 5.65% due 07/14/11*	18,000	18,858
		58,051
Insurance-Multi-line — 0.2%
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	65,000	60,696
The Allstate Corp. Senior Notes 7.20% due 12/01/09	33,000	34,909
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	195,000	201,242
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	195,000	194,750
		491,597
Insurance-Mutual — 0.1%
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	370,000	347,303
Insurance-Property/Casualty — 0.4%
Ace Capital Trust II Company Guar. Notes 9.70% due 04/01/30	230,000	257,687

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Insurance-Property/Casualty (continued)
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(5)	$430,000	$362,438
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	175,000	192,617
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	114,000	111,053
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	14,000	12,977
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	199,833
W.R. Berkley Corp. Senior Sub. Notes 6.25% due 02/15/37	3,000	2,667
		1,139,272
Investment Management/Advisor Services — 0.3%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	390,000	415,864
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	405,000	394,346
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*	15,000	15,563
LVB Acquisition Merger Sub, Inc. Senior Sub. Notes 11.63% due 10/15/17*	25,000	25,000
		850,773
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	155,000	153,447
Medical Products — 0.0%
Universal Hospital Services, Inc. Sec. Bonds 8.50% due 06/01/15	15,000	15,000
Medical-Drugs — 0.0%
Abbott Laboratories Notes 6.15% due 11/30/37	3,000	3,100
American Home Products Corp. Notes 6.95% due 03/15/11	17,000	18,375
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	19,000	18,298
Wyeth Bonds 5.50% due 02/01/14	25,000	25,895
		65,668

Security Description	Principal Amount(11)	Market Value (Note 2)
Medical-HMO — 0.1%
Cigna Corp. Senior Notes 6.35% due 03/15/18	$30,000	$30,446
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/18	235,000	230,187
UnitedHealth Group, Inc. Senior Notes 6.88% due 02/15/38	14,000	13,376
		274,009
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	25,000	25,094
HCA, Inc. Senior Notes 6.25% due 02/15/13	30,000	26,100
HCA, Inc. Senior Notes 9.13% due 11/15/14	10,000	10,300
HCA, Inc. Senior Notes 9.25% due 11/15/16	40,000	41,500
		102,994
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	320,000	314,230
Metal Processors & Fabrication — 0.0%
Commercial Metals Co. Senior Notes 6.50% due 07/15/17	26,000	26,856
Timken Co. Notes 5.75% due 02/15/10	22,000	22,778
		49,634
Metal-Aluminum — 0.0%
Alcoa, Inc. Notes 6.00% due 01/15/12	28,000	29,070
Alcoa, Inc. Bonds 6.50% due 06/15/18	41,000	42,765
		71,835
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	20,000	21,225
Multimedia — 0.5%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	260,000	271,936
Belo Corp. Senior Notes 6.75% due 05/30/13	15,000	14,410

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	$45,000	$48,344
News America, Inc. Debentures 7.28% due 06/30/28	105,000	110,782
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	15,000	15,896
Time Warner Cos, Inc. Company Guar. Notes 7.25% due 10/15/17	24,000	24,850
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	135,000	149,594
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	33,000	37,131
Time Warner, Inc. Company Guar. Bonds 6.63% due 05/15/29	300,000	281,298
Viacom, Inc. Senior Notes 6.13% due 10/05/17	60,000	58,506
Viacom, Inc. Senior Notes 6.25% due 04/30/16	217,000	211,234
Viacom, Inc. Senior Notes 6.88% due 04/30/36	15,000	14,444
		1,238,425
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	20,000	20,518
Office Automation & Equipment — 0.2%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	10,000	9,500
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	58,000	57,403
Pitney Bowes, Inc. Notes 5.75% due 09/15/17	26,000	26,454
Xerox Corp. Senior Notes 5.50% due 05/15/12	310,000	312,611
		405,968
Oil Companies-Exploration & Production — 0.0%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	50,000	51,500
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	30,000	28,950
		80,450

Security Description	Principal Amount(11)	Market Value (Note 2)
Oil Companies-Integrated — 0.0%
Hess Corp. Bonds 7.88% due 10/01/29	$15,000	$17,801
Marathon Oil Corp. Senior Notes 5.90% due 03/15/18	15,000	15,078
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	51,000	57,503
		90,382
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	54,000	56,681
Oil-Field Services — 0.0%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	5,000	4,550
Paper & Related Products — 0.0%
Bowater, Inc. Notes 6.50% due 06/15/13	20,000	13,200
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	10,000	9,375
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	5,000	4,625
		27,200
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	15,000	14,812
Pipelines — 0.2%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	45,000	48,615
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	35,000	36,225
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	15,000	15,846
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	10,019
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	450,000	467,345
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	19,000	18,623
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	25,000	27,094
		623,767

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Publishing-Periodicals — 0.0%
Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	$5,000	$4,863
The Reader's Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	15,000	10,012
		14,875
Quarrying — 0.0%
Vulcan Materials Senior Notes 5.60% due 11/30/12	30,000	30,476
Radio — 0.1%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	257,000	265,237
Real Estate Investment Trusts — 1.0%
AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	30,000	27,104
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	80,000	64,906
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	210,000	194,988
Colonial Properties Trust Notes 6.25% due 06/15/14	35,000	31,481
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	265,000	260,259
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	160,000	149,420
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	190,000	169,493
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	430,000	368,002
Kimco Realty Corp. Notes 5.58% due 11/23/15	290,000	284,436
Liberty Property LP Senior Notes 5.63% due 10/01/17	70,000	66,482
Liberty Property LP Senior Notes 7.25% due 03/15/11	145,000	152,531
Liberty Property LP Senior Notes 8.50% due 08/01/10	185,000	197,250

Security Description	Principal Amount(11)	Market Value (Note 2)
Real Estate Investment Trusts (continued)
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	$20,000	$19,566
Realty Income Corp. Senior Notes 6.75% due 08/15/19	280,000	265,523
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	9,000	7,699
Simon Property Group LP Notes 5.38% due 08/28/08	12,000	12,011
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	270,000	271,229
Vornado Realty LP Notes 4.50% due 08/15/09	20,000	19,588
		2,561,968
Real Estate Management/Services — 0.1%
AMB Property LP Senior Notes 5.45% due 12/01/10	320,000	331,239
Real Estate Operations & Development — 0.2%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	405,000	331,940
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	110,000	101,784
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	130,000	119,983
Regency Centers LP Senior Notes 5.88% due 06/15/17	40,000	36,634
		590,341
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	10,000	7,300
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	5,000	3,175
		10,475
Rental Auto/Equipment — 0.2%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	420,000	345,270
ERAC USA Finance Co. Notes 7.35% due 06/15/08*	50,000	50,352
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	10,000	8,150
		403,772

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	$10,000	$5,650
Retail-Discount — 0.0%
Target Corp. Senior Notes 7.00% due 01/15/38	31,000	31,864
Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	16,000	15,945
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30*	159,538	168,688
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	29,158	27,777
		212,410
Retail-Regional Department Stores — 0.1%
Macy's Retail Holdings, Inc. Company Guar. Notes 5.88% due 01/15/13	250,000	240,464
Retail-Restaurants — 0.0%
McDonald's Corp. Senior Notes 6.30% due 03/01/38	30,000	30,693
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	15,000	13,575
		44,268
Savings & Loans/Thrifts — 0.1%
Independence Community Bank Corp. Sub. Notes 3.50% due 06/20/13(5)	16,000	15,904
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	46,000	45,508
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	33,000	26,235
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	25,000	21,500
Western Financial Bank Senior Debentures 9.63% due 05/15/12	31,000	32,876
		142,023
Special Purpose Entities — 0.2%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	45,000	45,605
Capital One Capital IV 6.75% due 02/17/37(5)	20,000	14,281

Security Description	Principal Amount(11)	Market Value (Note 2)
Special Purpose Entities (continued)
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	$10,000	$9,000
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	52,000	54,535
Farmers Exchange Capital Notes 7.05% due 07/15/28*	370,000	339,731
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Notes 9.75% due 04/01/17	10,000	9,950
KAR Holdings, Inc. Senior Notes 7.24% due 05/01/14(5)	15,000	12,375
Norbord Delaware GP I Company Guar. Notes 7.45% due 02/15/17*	16,000	12,856
Pricoa Global Funding I Notes 5.30% due 09/27/13*	30,000	31,729
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	21,000	21,409
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	15,000	12,825
The Goldman Sachs Capital III 3.85% due 09/01/12(5)(9)	34,000	21,420
		585,716
Steel-Producers — 0.0%
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	40,000	41,183
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	20,000	19,061
Ryerson, Inc. Senior Sec. Notes 10.61% due 11/01/14*(5)	10,000	9,000
United States Steel Corp. Senior Notes 7.00% due 02/01/18	15,000	14,652
		83,896
Telecom Services — 0.1%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	53,000	52,007
Qwest Corp. Senior Notes 7.50% due 10/01/14	20,000	19,500

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Telecom Services (continued)
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	$230,000	$249,896
		321,403
Telephone-Integrated — 0.5%
Aliant Communications, Inc. Notes 6.75% due 04/01/28	290,000	255,880
AT&T Corp. Senior Notes 7.30% due 11/15/11	21,000	22,746
AT&T, Inc. Notes 5.50% due 02/01/18	225,000	220,307
AT&T, Inc. Notes 6.30% due 01/15/38	115,000	111,196
BellSouth Corp. Senior Notes 6.00% due 10/15/11	50,000	52,311
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	15,000	15,131
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	30,000	31,054
SBC Communications, Inc. Notes 5.10% due 09/15/14	230,000	228,498
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	40,000	31,500
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	180,000	166,500
Sprint Capital Corp. Company Guar. Bonds 8.38% due 03/15/12	90,000	83,250
Verizon Communications, Inc. Notes 6.40% due 02/15/38	115,000	111,961
Verizon New York, Inc. Debentures 6.88% due 04/01/12	32,000	33,655
		1,363,989
Television — 0.1%
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	140,000	147,332
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	80,000	77,900
ION Media Networks, Inc. Senior Sec. Notes 10.51% due 01/15/13*(5)	15,000	11,250
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	5,000	3,138
		239,620

Security Description	Principal Amount(11)	Market Value (Note 2)
Transactional Software — 0.0%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	$10,000	$7,750
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	70,730	77,803
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	23,635	23,044
		100,847
Transport-Rail — 0.0%
BNSF Funding Trust I 6.61% due 12/15/55(5)	40,000	36,335
CSX Corp. Senior Notes 6.25% due 03/15/18	20,000	19,737
		56,072
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	25,000	22,937
Travel Service — 0.0%
Travelport LLC Company Guar. Notes 7.70% due 09/01/14(5)	10,000	8,100
Total Corporate Bonds & Notes (cost $34,428,156)		33,176,760
FOREIGN CORPORATE BONDS & NOTES — 2.7%
Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	166,955	179,802
Banks-Commercial — 0.4%
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(5)(9)	21,000	18,986
BOI Capital Funding 6.11% due 02/04/16*(5)(9)	15,000	11,417
Caisse Nationale des Caisses d'Epargne et de Prevoyance Notes 3.86% due 12/30/09(5)(9)	23,000	13,469
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	110,000	104,351
Overseas-Chinese Banking Sub. Notes 7.75% due 09/06/11*	330,000	360,653
Russian Agricultural Bank Bonds 7.18% due 05/16/13	250,000	254,396

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
VTB Capital SA Senior Notes 6.25% due 07/02/35*	$325,000	$300,219
		1,063,491
Banks-Money Center — 0.2%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	560,000	587,551
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(9)	35,000	34,798
		622,349
Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/17	20,000	20,482
Diageo Finance BV Company Guar. Notes 3.88% due 04/01/11	46,000	46,161
		66,643
Brewery — 0.3%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	110,000	128,700
CIA Brasileira de Bebidas Company Guar. Notes 10.50% due 12/15/11	210,000	250,950
SABMiller PLC Notes 6.50% due 07/01/16*	270,000	292,699
		672,349
Cellular Telecom — 0.0%
America Movil SAB de CV Company Guar. Bonds 5.63% due 11/15/17	25,000	24,715
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(6)(7)	25,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	20,000	18,702
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	10,000	10,300
Siemens Financieringsmaatschappij NV Notes 6.13% due 08/17/26*	4,000	3,906

Security Description	Principal Amount(11)	Market Value (Note 2)
Diversified Manufacturing Operations (continued)
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	$30,000	$30,125
		44,331
Diversified Minerals — 0.0%
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/36	100,000	97,571
Diversified Operations — 0.1%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	30,000	30,047
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	320,000	328,763
		358,810
Electric-Generation — 0.2%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	505,000	454,379
Electric-Integrated — 0.1%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	24,000	24,797
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	17,000	17,638
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	205,000	206,739
		249,174
Food-Misc. — 0.0%
General Mills, Inc. Notes 5.20% due 03/17/15	45,000	45,128
Food-Retail — 0.0%
Delhaize Group SA Notes 6.50% due 06/15/17	33,000	34,079
Gas-Distribution — 0.0%
Nakilat, Inc. Sec. Bonds 6.07% due 12/31/33*	25,000	22,718
Insurance-Multi-line — 0.1%
Aegon NV Sub. Bonds 4.57% due 07/15/14(5)(9)	33,000	18,513
AXA SA Sub. Notes 6.38% due 12/14/36*(5)(9)	23,000	18,540
AXA SA Sub. Notes 8.60% due 12/15/30	265,000	285,177

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)
ING Groep NV Bonds 5.78% due 12/08/15(5)(9)	$43,000	$36,635
		358,865
Insurance-Property/Casualty — 0.1%
Xl Capital (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	200,000	188,730
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Notes 6.90% due 11/15/37*	14,000	13,532
Medical-Drugs — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	20,000	12,200
AstraZeneca PLC Senior Notes 5.90% due 09/15/17	15,000	15,856
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	20,000	18,600
		46,656
Metal-Aluminum — 0.0%
Alcan, Inc. Notes 6.13% due 12/15/33	23,000	21,982
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	122,000	120,886
Oil Companies-Integrated — 0.1%
Petrobras International Finance Co. Company Guar. Notes 5.88% due 03/01/18	135,000	129,944
Oil-Field Services — 0.0%
Weatherford International, Ltd. Senior Notes 7.00% due 03/15/38	11,000	11,167
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	15,000	8,625
Pipelines — 0.0%
Enbridge, Inc. Bonds 5.80% due 06/15/14	57,000	57,793
Real Estate Operations & Development — 0.0%
Brascan Corp. Notes 8.13% due 12/15/08	30,000	30,805
Special Purpose Entities — 0.3%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(9)	40,000	27,200

Security Description	Principal Amount(11)		Market Value (Note 2)
Special Purpose Entities (continued)
Petroleum Export, Ltd. Senior Notes 5.27% due 06/15/11*		$162,327	$164,232
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08		15,000	14,892
UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13		485,000	539,502
			745,826
Telecom Services — 0.0%
TELUS Corp. Notes 8.00% due 06/01/11		33,000	35,890
Telephone-Integrated — 0.4%
British Telecom PLC Senior Notes 5.15% due 01/15/13		245,000	241,435
British Telecommunications PLC Bonds 8.63% due 12/15/30		20,000	24,840
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10		210,000	224,637
France Telecom SA Bonds 7.75% due 03/01/11		200,000	216,868
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11		350,000	347,218
			1,054,998
Transport-Marine — 0.2%
DP World, Ltd. Bonds 6.85% due 07/02/37*		444,000	378,630
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 6.38% due 10/15/11		30,000	32,369
Total Foreign Corporate Bonds & Notes (cost $7,418,421)			7,190,939
FOREIGN GOVERNMENT AGENCIES — 0.8%
Sovereign — 0.8%
Federal Republic of Brazil Notes 6.00% due 11/15/09(4)	BRL	1,100,000	1,062,531
Federal Republic of Brazil Notes 6.00% due 08/15/10	BRL	920,000	862,678
Federal Republic of Brazil Notes 8.00% due 01/15/18		20,000	22,400
Federal Republic of Brazil Bonds 10.50% due 07/14/14		30,000	38,100
Province of Quebec Debentures 7.50% due 09/15/29		34,000	45,581

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Republic of Argentina Bonds 3.09% due 08/03/12(5)	$45,000	$23,962
Republic of Argentina Notes 8.28% due 12/31/33	23,720	19,450
Republic of Turkey Senior Notes 11.88% due 01/15/30	60,000	88,575
Republic of Venezuela Notes 8.50% due 10/08/14	15,000	13,913
Republic of Venezuela Bonds 9.25% due 09/15/27	60,000	57,000
Russian Federation Bonds 7.50% due 03/31/30*(12)	17,730	20,423
Total Foreign Government Agencies (cost $2,218,456)		2,254,613
LOANS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank BTL-B 5.70% due 12/15/13(13)(14) (cost $197,500)	197,500	162,351
MUNICIPAL BONDS & NOTES — 0.1%
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue Revenue Bonds 6.30% due 07/01/08	100,000	100,806
Southern California Public Power Authority Power Project, Revenue Bonds Series B 6.93% due 05/15/17	100,000	118,610
Total Municipal Bonds & Notes (cost $202,814)		219,416
U.S. GOVERNMENT AGENCIES — 26.8%
Federal Home Loan Bank — 0.1%
4.50% due 09/08/08	60,000	60,545
6.00% due 11/01/37	194,220	199,344
		259,889
Federal Home Loan Mtg. Corp. — 6.3%
4.13% due 07/12/10	54,000	56,065
5.00% due 05/01/20	1,294,716	1,310,597
5.00% due 05/01/21	243,206	246,189
5.00% due 05/01/34	198,286	196,774
5.00% due 06/01/34	29,105	28,883
5.00% due 07/01/35	270,630	268,394
5.00% due 08/01/35	203,926	202,242
5.00% due 10/01/35	251,198	249,122
5.00% due 12/01/35	368,038	364,997
5.00% due 01/01/36	452,437	448,698
5.00% due 04/01/36	3,622,572	3,592,637
5.00% due 07/01/36	156,733	155,355

Security Description	Principal Amount(11)	Market Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
5.50% due 07/01/34	$73,032	$73,930
5.50% due 07/01/35	141,060	142,710
5.50% due 04/01/37	219,257	221,614
5.50% due 05/01/37	108,131	109,293
5.50% due 08/01/37	1,950,770	1,971,746
5.50% due 10/01/37	252,486	255,201
5.50% due April TBA	4,700,000	4,745,534
5.81% due 01/01/37(5)	67,762	69,090
5.81% due 01/01/37(5)	97,139	98,166
5.96% due 10/01/36(5)	181,917	185,258
6.00% due 08/01/26	385,544	396,905
6.00% due 12/01/33	99,186	102,336
6.00% due 12/01/36	78,945	81,050
6.00% due 10/01/37	23,087	23,696
6.50% due 05/01/16	8,099	8,483
6.50% due 05/01/29	10,884	11,406
6.50% due 03/01/36	54,263	56,338
6.50% due 05/01/36	1,620	1,682
6.88% due 09/15/10	37,000	40,836
7.00% due 04/01/32	20,453	21,653
7.50% due 08/01/23	772	837
7.50% due 08/01/25	2,489	2,699
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(3)	127,240	124,979
Series 2586, Class NK 3.50% due 08/15/16(3)	53,580	53,405
Series 3026, Class PC 4.50% due 01/15/43(3)	150,000	146,118
Series 3102, Class PG 5.00% due 11/15/28(3)	78,000	79,762
Series 3317, Class PD 5.00% due 09/15/31(3)	100,000	100,923
Series 3116, Class PD 5.00% due 10/15/34(3)	150,000	145,861
Series 3312, Class LB 5.50% due 11/15/25(3)	250,000	260,334
Series 3349, Class HB 5.50% due 06/15/31(3)	87,000	89,386
Series 1577, Class PK 6.50% due 09/15/23(3)	40,000	42,991
Series 1226, Class Z 7.75% due 03/15/22(3)	2,991	3,155
		16,787,330
Federal National Mtg. Assoc. — 20.0%
4.50% due 11/01/22	405,155	403,753
4.56% due 01/01/15	636,547	639,046
4.75% due 12/15/10	21,000	22,178
4.85% due 11/01/15	628,964	663,217
5.00% due 03/01/18	34,298	34,784
5.00% due 06/01/19	13,327	13,500
5.00% due 02/01/20	62,957	63,773
5.00% due 04/01/20	668,017	675,804
5.00% due 07/01/22	1,228,590	1,241,539
5.00% due 05/01/35	25,278	25,056
5.00% due 09/01/35	764,908	758,185
5.00% due 10/01/35	3,012,752	2,986,271
5.00% due 01/01/37	238,238	235,984

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.00% due 07/01/37	$292,618	$289,849
5.00% due April TBA	4,525,000	4,478,338
5.50% due 03/01/18	63,565	65,212
5.50% due 05/01/20	262,826	269,028
5.50% due 06/01/20	384,288	393,357
5.50% due 05/01/21	493,023	503,984
5.50% due 11/01/22	1,864,964	1,905,424
5.50% due 12/01/33	193,979	196,452
5.50% due 06/01/34	57,630	58,323
5.50% due 06/01/35	4,777,131	4,832,075
5.50% due 09/01/35	62,817	63,539
5.50% due 12/01/35	129,832	131,326
5.50% due 02/01/36	60,366	61,613
5.50% due 06/01/36	886,179	898,011
5.50% due 11/01/36	83,926	84,824
5.50% due 12/01/36	70,266	71,018
5.50% due 05/01/37	1,835,793	1,854,901
5.50% due 07/01/37	971,398	981,509
5.50% due 08/01/37	2,688,525	2,716,508
5.50% due April TBA	9,230,000	9,316,531
5.92% due 10/01/11	437,541	460,250
6.00% due 06/01/17	31,407	32,417
6.00% due 06/01/21	1,096,067	1,129,225
6.00% due 08/01/21	467,335	481,473
6.00% due 08/01/22	2,735,272	2,817,289
6.00% due 12/01/33	90,740	93,426
6.00% due 05/01/34	65,650	67,484
6.00% due 07/01/34	21,046	21,660
6.06% due 09/01/11	211,829	224,510
6.36% due 07/01/08	38,211	38,113
6.38% due 08/01/11	278,207	298,307
6.50% due 09/01/26	1,177,829	1,222,417
6.50% due 09/01/32	79,076	82,434
6.50% due 07/01/36	45,532	47,199
6.50% due April TBA	8,525,000	8,828,703
7.00% due 06/01/37	597,057	627,153
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30	95,000	95,688
		53,502,660
Government National Mtg. Assoc. — 0.4%
4.50% due 09/15/35	442,644	430,196
4.50% due 10/15/35	207,826	201,981
6.00% due 11/15/28	148,935	154,524
6.00% due April TBA	109,000	112,474
7.00% due 07/15/33	47,078	50,274
7.50% due 01/15/32	15,823	17,047
8.00% due 02/15/31	3,292	3,613
8.50% due 11/15/17	2,831	3,093
9.00% due 11/15/21	890	977
Government National Mtg., Assoc. Pass-Through Series 2005-74 Class HB 7.50% due 09/15/35(3)	3,983	4,305

Security Description	Principal Amount(11)	Market Value (Note 2)
Government National Mtg. Assoc. (continued)
Government National Mtg., Assoc. Pass-Through Series 2005-74 Class HC 7.50% due 09/16/35(3)	$23,750	$25,367
		1,003,851
Overseas Private Investment Corp. — 0.0%
6.99% due 01/15/09	21,111	21,634
Total U.S. Government Agencies (cost $70,209,247)		71,575,364
U.S. GOVERNMENT TREASURIES — 0.3%
United States Treasury Bonds — 0.0%
5.00% due 05/15/37	27,000	30,204
6.25% due 08/15/23	49,000	60,312
		90,516
United States Treasury Notes — 0.3%
2.63% due 05/15/08	15,000	15,025
3.63% due 01/15/10	28,000	28,987
3.88% due 07/15/10	46,000	48,379
4.25% due 08/15/14	33,000	36,068
4.50% due 02/28/11	3,000	3,233
4.50% due 02/15/16	36,000	39,628
4.63% due 11/15/16	40,000	44,131
4.88% due 02/15/12	10,000	11,030
5.00% due 08/15/11	8,000	8,799
5.13% due 05/15/16	10,000	11,392
5.63% due 05/15/08(15)	600,000	603,047
		849,719
Total U.S. Government Treasuries (cost $922,316)		940,235
Total Long-Term Investment Securities (cost $249,088,883)		273,898,653
SHORT-TERM INVESTMENT SECURITIES — 1.8%
U.S. Government Agencies — 1.8%
Federal Home Loan Bank Disc. Notes 1.50% due 04/01/08 (cost $4,900,000)	4,900,000	4,900,000
REPURCHASE AGREEMENTS — 3.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 03/31/08, to be repurchased 04/01/08 in the amount of $354,005 and collateralized by $350,000 of United States Treasury Bonds, bearing interest at 5.00%, due 07/31/08 and having an approximate value of $364,438	354,000	354,000
State Street Bank & Trust Co. Joint Repurchase Agreement(16)	10,198,000	10,198,000
Total Repurchase Agreements (cost $10,552,000)	10,552,000	10,552,000
TOTAL INVESTMENTS (cost $264,540,883)(17)	108.3%	289,350,653
Liabilities in excess of other assets	(8.3)	(22,245,631)
NET ASSETS	100.0%	$267,105,022

†  Non-income producing security

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2008, the aggregate value of these securities was $9,245,851 representing 3.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Commercial Mortgage Backed Security

(2)  Variable Rate Security — the rate reflected is as of March 31, 2008, maturity date reflects the stated maturity date.

(3)  Collateralized Mortgage Obligation

(4)  Brazilian inflation linked security. Income is linked to Brazil's IPCA Consumer Price Index.

(5)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2008.

(6)  Fair valued security; see Note 2

(7)  Illiquid security

(8)  To the extent permitted by the Statement of Additional Information, the Multi-Managed Moderate Growth Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2008, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc. Notes 7.50% due 8/15/09	08/11/2005	$5,000	$5,000	$4,300	$86.00	0.00%
Southern Energy, Inc. Notes 7.90% due 7/15/09	01/10/2006	25,000	0	0	0.00	0.00%
				$4,300		0.00%

(9)  Perpetual maturity — maturity date reflects the next call date.

(10)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(11)  Denominated in United States dollars unless otherwise indicated.

(12)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2008.

(13)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(14)  Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(15)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(16)  See Note 2 for details of Joint Repurchase Agreements.

(17)  See Note 4 for cost of investments on a tax basis.

(18)  Security was valued using fair valued procedures at March 31, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.

(19)  Variable Rate Security — the rate reflected is as of March 31, 2008, maturity date reflects next reset date.

ADR — American Depository Receipt

BTL — Bank Term Loan

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2008	Unrealized Appreciation (Depreciation)
33	Short	U.S. Treasury 2 YR Notes	June 2008	$7,086,800	$7,083,656	$3,144
17	Short	U.S. Treasury 5 YR Notes	June 2008	1,926,836	1,941,984	(15,148)
134	Short	U.S. Treasury 10 YR Notes	June 2008	15,679,894	15,939,719	(259,825)
9	Short	U.S. Treasury Long Bonds	June 2008	1,070,008	1,069,172	836
35	Long	Euro-Bund	June 2008	6,487,717	6,432,164	(55,553)
						$(326,546)

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Open Bond Forward Contracts

Description	Principal Amount		Delivery Date	Value at Trade Date	Value as of March 31, 2008	Unrealized Appreciation/ (Depreciation)
United States Treasury Notes 4.88% due 08/15/16	USD	5,975,000	04/18/2008	$6,670,261	$6,696,167	$25,906
United States Treasury Notes TIPS 2.50% due 07/15/16	USD	(4,500,466)	04/15/2008	(5,008,241)	(5,065,629)	(57,388)
United States Treasury Notes 4.88% due 08/15/16	USD	(1,250,000)	04/18/2008	(1,392,675)	(1,400,872)	(8,197)
						$(39,679)

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	BRL	5,643,000	USD	3,318,631	06/18/2008	$139,392
*	GBP	784,000	USD	1,559,102	06/18/2008	12,771
*	IDR	1,020,000,000	USD	110,629	06/23/2008	27
*	USD	76,035	BRL	135,000	06/18/2008	23
*	USD	226,806	GBP	115,000	06/18/2008	15
*	USD	1,449,139	MYR	4,630,000	06/18/2008	5,349
						157,577
Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Depreciation
*	GBP	540,000	USD	1,064,399	06/18/2008	$(676)
*	MYR	885,000	USD	276,002	06/18/2008	(2,016)
*	USD	2,208,109	BRL	3,762,000	06/18/2008	(88,616)
*	USD	735,256	IDR	6,757,000,000	06/23/2008	(2,571)
*	USD	1,688,071	MYR	5,330,000	06/18/2008	(13,681)
						(107,560)
Net Unrealized Appreciation (Depreciation)						$50,017

*  Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL — Brazilian Real

GBP — Pound Sterling

IDR — Indonesian Rupiah

MYR — Malaysian Ringgit

USD — United States Dollar

TIPS — Treasury Inflation Protected Securities

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	30.6%
Federal Home Loan Mtg. Corp.	11.3
Diversified Financial Services	11.2
Finance-Investment Banker/Broker	4.6
Computers	3.8
Agricultural Chemicals	3.2
Federal Home Loan Bank	2.4
Electric-Integrated	2.0
Telephone-Integrated	1.9
Banks-Super Regional	1.8
Oil Companies-Integrated	1.6
Real Estate Investment Trusts	1.5
Sovereign	1.4
Therapeutics	1.4
Medical-Biomedical/Gene	1.4
Medical-Drugs	1.2
Oil Companies-Exploration & Production	1.1
Retail-Drug Store	1.1
United States Treasury Notes	1.0
Special Purpose Entities	1.0
Diversified Minerals	0.9
Agricultural Operations	0.9
Repurchase Agreements	0.9
Government National Mtg. Assoc.	0.8
Multimedia	0.8
Engineering/R&D Services	0.8
Banks-Commercial	0.8
Insurance-Property/Casualty	0.8
Insurance-Multi-line	0.7
Cosmetics & Toiletries	0.7
Diversified Manufacturing Operations	0.7
Cable TV	0.6
Web Portals/ISP	0.6
Food-Misc.	0.5
Metal Processors & Fabrication	0.5
Entertainment Software	0.5
Investment Management/Advisor Services	0.5
Optical Supplies	0.5
Brewery	0.5
Beverages-Non-alcoholic	0.5
Airlines	0.5
Aerospace/Defense	0.5
Pipelines	0.4
Broadcast Services/Program	0.4
Wireless Equipment	0.4
Banks-Money Center	0.4
Telecom Services	0.4
Insurance Brokers	0.4
Diversified Operations	0.4
Real Estate Operations & Development	0.4
Retail-Discount	0.3
Casino Hotels	0.3
Electric-Generation	0.3
Oil-Field Services	0.3
Commercial Services-Finance	0.3
Finance-Auto Loans	0.3
Pharmacy Services	0.3
Office Automation & Equipment	0.3
Electronic Components-Semiconductors	0.3
Cellular Telecom	0.3
Audio/Video Products	0.3
Finance-Commercial	0.3
Retail-Regional Department Stores	0.3
Mining	0.3
Rental Auto/Equipment	0.2
Finance-Mortgage Loan/Banker	0.2
Building-Residential/Commercial	0.2
Transport-Marine	0.2
Finance-Other Services	0.2

Aerospace/Defense-Equipment	0.2%
Medical Products	0.2
Applications Software	0.2
Banks-Fiduciary	0.2
Real Estate Management/Services	0.2
Insurance-Mutual	0.2
Medical Instruments	0.2
Industrial Gases	0.2
Radio	0.2
Medical-Wholesale Drug Distribution	0.2
Electronic Parts Distribution	0.2
Electric-Transmission	0.2
Medical-HMO	0.2
Savings & Loans/Thrifts	0.2
Networking Products	0.2
Tobacco	0.2
Medical Labs & Testing Services	0.2
Gas-Distribution	0.2
Television	0.2
Food-Confectionery	0.1
Internet Infrastructure Software	0.1
Computer Services	0.1
Chemicals-Specialty	0.1
Coal	0.1
Enterprise Software/Service	0.1
Metal-Diversified	0.1
Electric Products-Misc.	0.1
Telecom Equipment-Fiber Optics	0.1
Transport-Services	0.1
Municipal Bonds & Notes	0.1
Beverages-Wine/Spirits	0.1
Oil Refining & Marketing	0.1
Airport Development/Maintenance	0.1
Metal-Aluminum	0.1
Transport-Air Freight	0.1
Medical-Hospitals	0.1
Retail-Consumer Electronics	0.1
Food-Retail	0.1
Food-Meat Products	0.1
Transport-Rail	0.1
Steel-Producers	0.1
Containers-Paper/Plastic	0.1
Electronic Forms	0.1
Hotels/Motels	0.1
Apparel Manufacturers	0.1
Insurance-Life/Health	0.1
Electronic Measurement Instruments	0.1
Machinery-Construction & Mining	0.1
115.1%
Credit Quality†#
Government — Agency	53.1%
Government — Treasury	1.3
AAA	10.5
AA	2.7
A	10.2
BBB	14.4
BB	1.6
B	1.3
CCC	0.2
Not Rated@	4.7
100.0%

*  Calculated as a percentage of net assets

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 29.9%
Aerospace/Defense — 0.4%
Boeing Co.	1,800	$133,866
General Dynamics Corp.	1,400	116,718
Lockheed Martin Corp.	2,900	287,970
Raytheon Co.	5,200	335,972
		874,526
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	5,400	371,628
Agricultural Chemicals — 3.2%
Monsanto Co.	21,645	2,413,417
Potash Corp. of Saskatchewan, Inc.	20,870	3,239,233
Syngenta AG(18)	3,309	969,171
		6,621,821
Agricultural Operations — 0.7%
Archer-Daniels-Midland Co.	10,700	440,412
Bunge, Ltd.	12,190	1,059,067
		1,499,479
Apparel Manufacturers — 0.1%
Coach, Inc.†	3,200	96,480
Polo Ralph Lauren Corp.	500	29,145
		125,625
Applications Software — 0.2%
Microsoft Corp.	14,900	422,862
Audio/Video Products — 0.2%
Sony Corp. ADR	12,970	519,708
Banks-Commercial — 0.0%
Marshall & Ilsley Corp.	2,100	48,720
Banks-Fiduciary — 0.2%
The Bank of New York Mellon Corp.	9,115	380,369
Banks-Super Regional — 0.6%
Bank of America Corp.	7,700	291,907
PNC Financial Services Group, Inc.	5,800	380,306
SunTrust Banks, Inc.	1,800	99,252
US Bancorp	5,300	171,508
Wachovia Corp.	2,000	54,000
Wells Fargo & Co.	7,400	215,340
		1,212,313
Beverages-Non-alcoholic — 0.5%
PepsiCo, Inc.	5,100	368,220
The Coca-Cola Co.	9,600	584,352
		952,572
Beverages-Wine/Spirits — 0.1%
Diageo PLC ADR	1,300	105,716
Brewery — 0.1%
Anheuser-Busch Cos., Inc.	2,500	118,625
Cable TV — 0.0%
Comcast Corp., Special Class A	3,500	66,395
Casino Hotel — 0.2%
Boyd Gaming Corp.	17,840	356,800
Commercial Services-Finance — 0.0%
The Western Union Co.	4,000	85,080

Security Description	Shares	Market Value (Note 2)
Computers — 3.8%
Apple, Inc.†	23,865	$3,424,627
Hewlett-Packard Co.	9,200	420,072
International Business Machines Corp.	3,600	414,504
Research In Motion, Ltd.†	32,955	3,698,540
		7,957,743
Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	5,200	405,132
Procter & Gamble Co.	13,900	973,973
		1,379,105
Cruise Lines — 0.0%
Carnival Corp.	100	4,048
Royal Caribbean Cruises, Ltd.	200	6,580
		10,628
Diversified Manufacturing Operations — 0.4%
General Electric Co.	17,400	643,974
Honeywell International, Inc.	3,400	191,828
		835,802
Diversified Minerals — 0.9%
Cia Vale do Rio Doce ADR	52,420	1,815,829
Electric Products-Misc. — 0.1%
Emerson Electric Co.	5,100	262,446
Electric-Integrated — 0.6%
Dominion Resources, Inc.	7,100	289,964
FPL Group, Inc.	4,000	250,960
Northeast Utilities	6,800	166,872
PG&E Corp.	7,100	261,422
Progress Energy, Inc.	5,000	208,500
		1,177,718
Electronic Components-Semiconductors — 0.2%
Intel Corp.	13,200	279,576
NVIDIA Corp.†	3,350	66,297
Texas Instruments, Inc.	3,600	101,772
		447,645
Electronic Forms — 0.1%
Adobe Systems, Inc.†	4,100	145,919
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	2,000	59,660
Engineering/R&D Services — 0.8%
ABB, Ltd.(18)	61,857	1,665,748
Enterprise Software/Service — 0.1%
Oracle Corp.†	13,700	267,972
Entertainment Software — 0.5%
Activision, Inc.†	14,400	393,264
Electronic Arts, Inc.†	13,590	678,413
		1,071,677
Finance-Investment Banker/Broker — 1.3%
Citigroup, Inc.	6,000	128,520
JP Morgan Chase & Co.	7,300	313,535
Lehman Brothers Holdings, Inc.	11,730	441,517
Merrill Lynch & Co., Inc.	9,860	401,696
Morgan Stanley	3,700	169,090
The Goldman Sachs Group, Inc.	7,655	1,266,061
		2,720,419

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Finance-Mortgage Loan/Banker — 0.1%
Fannie Mae	5,600	$147,392
Food-Confectionery — 0.1%
WM Wrigley Jr. Co.	4,800	301,632
Food-Misc. — 0.4%
Campbell Soup Co.	6,000	203,700
Kellogg Co.	4,500	236,520
Kraft Foods, Inc., Class A	12,100	375,221
		815,441
Food-Retail — 0.1%
The Kroger Co.	4,800	121,920
Independent Power Producer — 0.0%
Mirant Corp.†	62	2,256
Industrial Gases — 0.2%
Praxair, Inc.	4,600	387,458
Insurance Broker — 0.1%
AON Corp.	6,600	265,320
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc.	1,800	136,386
MetLife, Inc.	2,500	150,650
		287,036
Internet Content-Information/News — 0.0%
WebMD Health Corp., Class A†	100	2,357
Internet Infrastructure Software — 0.1%
Akamai Technologies, Inc.†	10,395	292,723
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	1,400	109,606
Medical Instruments — 0.2%
Medtronic, Inc.	3,000	145,110
St. Jude Medical, Inc.†	6,100	263,459
		408,569
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	3,500	158,445
Medical Products — 0.2%
Baxter International, Inc.	2,900	167,678
Johnson & Johnson	3,800	246,506
		414,184
Medical-Biomedical/Gene — 1.4%
Amgen, Inc.†	5,500	229,790
Celgene Corp.†	27,680	1,696,507
Genentech, Inc.†	6,480	526,047
Genzyme Corp.†	3,700	275,798
Millennium Pharmaceuticals, Inc.†	5,200	80,392
		2,808,534
Medical-Drugs — 1.1%
Abbott Laboratories	5,400	297,810
Bristol-Myers Squibb Co.	4,100	87,330
Eli Lilly & Co.	4,500	232,155
Merck & Co., Inc.	8,200	311,190
Pfizer, Inc.	11,100	232,323

Security Description	Shares	Market Value (Note 2)
Medical-Drugs (continued)
Roche Holding AG(18)	4,804	$904,537
Schering-Plough Corp.	9,800	141,218
		2,206,563
Medical-Generic Drugs — 0.0%
Mylan, Inc.	700	8,120
Metal Processors & Fabrication — 0.5%
Precision Castparts Corp.	9,440	963,635
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	670	64,467
Mining — 0.2%
Barrick Gold Corp.	11,900	517,055
Multimedia — 0.1%
The Walt Disney Co.	3,300	103,554
Time Warner, Inc.	5,100	71,502
		175,056
Networking Products — 0.2%
Cisco Systems, Inc.†	14,100	339,669
Oil Companies-Exploration & Production — 1.0%
Apache Corp.	4,190	506,236
EOG Resources, Inc.	6,095	731,400
Occidental Petroleum Corp.	10,525	770,114
XTO Energy, Inc.	1,375	85,058
		2,092,808
Oil Companies-Integrated — 1.4%
Chevron Corp.	5,200	443,872
ConocoPhillips	2,100	160,041
Exxon Mobil Corp.	10,000	845,800
Hess Corp.	17,325	1,527,719
Marathon Oil Corp.	800	36,480
		3,013,912
Oil Refining & Marketing — 0.1%
Valero Energy Corp.	2,700	132,597
Oil-Field Services — 0.3%
Baker Hughes, Inc.	2,300	157,550
Schlumberger, Ltd.	5,100	443,700
		601,250
Optical Supplies — 0.5%
Alcon, Inc.	7,060	1,004,285
Pharmacy Services — 0.3%
Express Scripts, Inc.†	6,600	424,512
Medco Health Solutions, Inc.†	3,200	140,128
		564,640
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	1,800	93,078
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	4,600	190,716
Retail-Discount — 0.3%
Target Corp.	3,600	182,448
Wal-Mart Stores, Inc.	8,900	468,852
		651,300

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Retail-Drug Store — 0.9%
CVS Caremark Corp.	46,110	$1,867,916
Walgreen Co.	1,500	57,135
		1,925,051
Retail-Jewelry — 0.0%
Tiffany & Co.	700	29,288
Retail-Regional Department Stores — 0.1%
Kohl's Corp.†	4,400	188,716
Macy's, Inc.	2,200	50,732
		239,448
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	10,900	262,036
Telecom Services — 0.2%
Time Warner Cable, Inc., Class A†	21,030	325,755
Telecommunication Equipment — 0.0%
Harris Corp.	1,300	63,089
Telephone-Integrated — 0.4%
AT&T, Inc.	20,347	779,290
Sprint Nextel Corp.	2,900	19,401
Verizon Communications, Inc.	2,800	102,060
		900,751
Therapeutics — 1.4%
Amylin Pharmaceuticals, Inc.†	2,700	78,867
Gilead Sciences, Inc.†	51,540	2,655,856
ImClone Systems, Inc.†	3,700	156,954
		2,891,677
Tobacco — 0.2%
Altria Group, Inc.	4,600	102,120
Philip Morris International, Inc.†	4,600	232,668
		334,788
Transport-Services — 0.1%
United Parcel Service, Inc., Class B	2,900	211,758
Web Portals/ISP — 0.6%
Google, Inc., Class A†	2,590	1,140,817
Yahoo!, Inc.†	4,300	124,399
		1,265,216
Wireless Equipment — 0.4%
Nokia Oyj ADR	14,400	458,352
QUALCOMM, Inc.	10,100	414,100
		872,452
Total Common Stock (cost $49,123,432)		62,043,883
PREFERRED STOCK — 0.2%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(5)	5,200	88,400
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	2,050	43,747

Security Description	Shares/ Principal Amount(11)	Market Value (Note 2)
Diversified Financial Services — 0.1%
General Electric Capital Corp. 8.00%(10)	5,000	$120,150
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(5)	5,600	95,760
Total Preferred Stock (cost $438,867)		348,057
ASSET BACKED SECURITIES — 10.8%
Diversified Financial Services — 10.8%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(1)	$975,000	950,435
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	92,756	89,712
AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A3 5.19% due 11/06/11	505,000	493,482
AmeriCredit Auto Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	350,000	346,174
Asset Securitization Corp., Series 1997-D5, Class A1C 6.75% due 02/14/43(1)	11,778	11,782
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.35% due 09/10/47(1)(2)	100,000	97,891
Banc of America Commercial Mtg., Inc., Series 2007-1, Class A4 5.45% due 01/15/49(1)	900,000	874,701
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.40% due 05/20/36(2)(3)	207,244	203,586
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(3)	209,465	177,139
Banc of America Large Loan, Series 2006-277A, Class PAA 5.27% due 10/10/45*(1)(2)	145,000	108,382
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.82% due 11/11/41(1)	1,000,000	984,548
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.20% due 02/11/44(1)	135,000	130,127
Capital One Auto Finance Trust, Series 2005-D, Class A4 2.86% due 10/15/12(5)	44,877	42,122
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	130,000	122,451
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	80,000	77,662

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 5.02% due 07/25/37(2)(3)	$234,370	$223,411
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.40% due 07/15/44(1)(2)	295,000	294,477
Commercial Mtg., Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(1)	297,000	289,920
Commercial Mtg., Pass Through Certs., Series 2006-C7, Class A4 5.96% due 06/10/46(1)(2)	700,000	708,356
Countrywide Asset-Backed Certs., Series 2006-S6, Class A3 5.66% due 03/25/34	260,000	156,000
Countrywide Home Loans, Series 2007-4, Class 1A1 6.00% due 05/25/37(3)	271,844	252,145
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(3)	205,360	198,366
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.61% due 02/15/39(1)(2)	900,000	896,948
Crown Castle Towers LLC, Series 2006-1A Class E 6.07% due 11/15/36*(1)	190,000	178,812
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(1)	1,000,000	977,865
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 4.38% due 03/06/20*(1)(5)	180,000	155,700
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(1)	600,000	608,508
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 6.00% due 03/25/37(2)(3)	97,794	93,010
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 6.46% due 04/25/35(2)(3)	237,652	216,878
Impac CMB Trust, Series 2005-4, Class 1A1A 2.87% due 05/25/35(3)(5)	292,704	259,911
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(1)	700,000	689,886
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(1)	40,000	38,846

Security Description	Principal Amount(11)	Market Value (Note 2)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 6.07% due 04/15/45(1)(2)	$1,075,000	$1,092,514
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB20, Class AJ 6.30% due 09/12/17(1)(2)	175,000	138,670
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(1)	450,000	446,848
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.51% due 12/25/34(2)(3)	290,896	276,448
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)	650,000	639,708
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.80% due 05/12/39(1)(2)	1,300,000	1,295,076
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(1)	1,335,000	1,304,736
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(1)	169,463	174,601
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(1)	205,000	211,584
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(3)	242,381	223,906
MortgageIT Trust, Series 2005-4, Class A1 2.88% due 10/25/35(3)(5)	641,974	538,959
Nomura Asset Securities Corp., Series 1998-D6, Class A1C 6.69% due 03/15/30(1)	500,000	517,682
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(6)	185,000	162,800
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	210,000	224,351
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	436,198	405,020
Swift Master Auto Receivables Trust, Series 2007-2, Class A 3.47% due 10/15/12(5)	308,885	297,504
Thornburg Mtg. Securities Trust, Series 2003-5, Class 4A 4.56% due 10/25/43(2)(3)	309,819	275,557
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 4.76% due 04/25/45(3)	310,974	289,872

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	$860,000	$861,307
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.54% due 03/25/35(2)(3)	612,767	603,904
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.56% due 01/25/35(2)(3)	736,995	680,017
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR17, Class A2 5.84% due 10/25/36(2)(3)	290,304	277,934
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(2)(3)	125,735	118,350
West Penn Funding LLC Transition Bonds, Series 1999-A, Class A4 6.98% due 12/26/08	89,070	89,864
WFS Financial Owner Trust, Series 2004-2, Class A4 3.54% due 11/21/11	362,404	362,474
Total Asset Backed Securities (cost $23,316,569)		22,458,919
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(6)(7)(8) (cost $10,000)	10,000	8,600
CORPORATE BONDS & NOTES — 20.9%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 4.12% due 03/14/13	60,000	60,086
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 4.88% due 05/01/15	86,000	87,519
Agricultural Chemicals — 0.0%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	15,000	14,794
The Mosaic Co. Senior Notes 7.63% due 12/01/14*	25,000	26,750
		41,544
Agricultural Operations — 0.2%
Archer-Daniels-Midland Co. Senior Notes 5.45% due 03/15/18	33,000	33,174

Security Description	Principal Amount(11)	Market Value (Note 2)
Agricultural Operations (continued)
Archer-Daniels-Midland Co. Senior Notes 6.45% due 01/15/38	$33,000	$33,520
Cargill, Inc. Notes 5.00% due 11/15/13*	74,000	73,745
Cargill, Inc. Notes 5.60% due 09/15/12*	260,000	266,460
		406,899
Airlines — 0.5%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	105,229	98,915
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	40,000	37,700
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	400,000	398,000
Continental Airlines, Inc. Pass Through Certs. Series 1981-A 6.65% due 03/15/19	41,683	41,058
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	70,000	58,450
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1 Class G2 6.26% due 11/20/21	29,142	28,814
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	289,890	282,319
		945,256
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Debentures 6.38% due 02/01/29	35,000	21,000
General Motors Corp. Debentures 8.25% due 07/15/23	20,000	14,000
		35,000
Banks-Commercial — 0.2%
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	40,000	34,466
First Maryland Capital II Company Guar. Notes 4.09% due 02/01/27(5)	64,000	58,631
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	70,000	70,792

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	$30,000	$31,608
SunTrust Bank Sub. Notes 7.25% due 03/15/18	26,000	26,590
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	70,000	68,371
US Bank NA Notes 3.90% due 08/15/08	14,000	14,009
		304,467
Banks-Fiduciary — 0.0%
The Bank of New York Mellon Corp. Senior Notes 4.95% due 11/01/12	35,000	35,860
Banks-Super Regional — 1.2%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	200,000	200,181
Bank of America Corp. Senior Notes 5.38% due 09/11/12	200,000	208,051
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	200,000	198,379
Bank of America Corp. Senior Notes 6.00% due 09/01/17	360,000	378,494
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	550,000	521,715
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/38	50,000	50,949
Fleet Capital Trust V Notes 3.76% due 12/18/28(5)	50,000	37,975
JP Morgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	58,000	59,005
Wachovia Capital Trust III 5.80% due 03/15/11(5)(9)	435,000	309,938
Wells Fargo & Co Notes 4.38% due 01/31/13	390,000	388,003
Wells Fargo Bank NA Sub. Notes 6.45% due 02/01/11	60,000	63,818
		2,416,508
Broadcast Services/Program — 0.4%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	240,000	253,489
Liberty Media LLC Senior Notes 7.75% due 07/15/09	290,000	290,573

Security Description	Principal Amount(11)	Market Value (Note 2)
Broadcast Services/Program (continued)
Liberty Media LLC Bonds 7.88% due 07/15/09	$30,000	$30,104
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	20,000	17,225
Turner Broadcasting Senior Notes 8.38% due 07/01/13	160,000	174,846
		766,237
Building-Residential/Commercial — 0.2%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	30,000	28,875
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	280,000	238,000
Pulte Homes, Inc. Company Guar. Notes 7.88% due 08/01/11	40,000	38,400
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	185,000	179,450
		484,725
Cable TV — 0.6%
AT&T Broadband, Inc. Company Guar. Notes 8.38% due 03/15/13	340,000	377,682
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	50,000	42,875
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 11.00% due 10/01/15	19,000	13,062
Comcast Cable Communications LLC Senior Notes 7.13% due 06/15/13	34,000	36,122
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	27,000	26,299
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	130,000	127,987
COX Communications, Inc. Notes 5.88% due 12/01/16*	260,000	258,151
COX Communications, Inc. Bonds 6.45% due 12/01/36*	250,000	241,130
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	80,000	76,577
		1,199,885
Casino Hotels — 0.2%
Harrah's Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	160,000	140,000

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Casino Hotels (continued)
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	$55,000	$47,025
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/20*	130,000	128,662
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	25,000	23,875
		339,562
Casino Services — 0.0%
Indianapolis Downs LLC Sec. Notes 11.00% due 11/01/12*	20,000	17,400
Cellular Telecom — 0.2%
Centennial Communications Corp. Senior Notes 10.48% due 01/01/13(5)	50,000	43,500
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	300,000	326,313
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14	35,000	32,200
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	75,000	55,500
Rural Cellular Corp. Senior Sub. Notes 6.08% due 06/01/13(5)	30,000	30,000
		487,513
Chemicals-Diversified — 0.0%
E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	19,000	19,254
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	45,000	46,856
		66,110
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	220,000	214,090
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	35,000	37,100
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	45,000	34,256
		285,446
Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.88% due 03/15/13	270,000	274,050

Security Description	Principal Amount(11)	Market Value (Note 2)
Commercial Services-Finance — 0.2%
Credit Suisse/New York Sub. Notes 6.00% due 02/15/18	$411,000	$410,019
The Western Union Co. Senior Notes 5.40% due 11/17/11	98,000	100,386
		510,405
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	15,000	14,025
Computer Sciences Corp. Senior Notes 3.50% due 04/15/08	30,000	29,993
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	260,000	245,922
		289,940
Computers — 0.0%
Hewlett-Packard Co. Senior Notes 4.50% due 03/01/13	30,000	30,435
Consumer Products-Misc. — 0.0%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	10,000	8,925
Containers-Paper/Plastic — 0.1%
Pactiv Corp. Bonds 7.95% due 12/15/25	70,000	77,419
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	100,000	84,000
		161,419
Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 5.75% due 03/01/18	25,000	25,452
Data Processing/Management — 0.0%
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/17	55,000	56,837
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	25,000	23,094
Diversified Financial Services — 0.3%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	35,000	35,083
Citigroup Capital XXI 8.30% due 12/21/57(5)	375,000	369,515

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	$50,000	$51,810
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	60,000	57,831
		514,239
Diversified Manufacturing Operations — 0.2%
Cooper US, Inc. Senior Notes 5.45% due 04/01/15	60,000	60,553
Danaher Corp. Senior Notes 5.63% due 01/15/18	40,000	41,564
Dover Corp. Senior Notes 5.45% due 03/15/18	20,000	20,198
Dover Corp. Senior Notes 6.60% due 03/15/38	48,000	49,531
General Electric Co. Senior Notes 5.25% due 12/06/17	218,000	217,699
Honeywell International, Inc. Senior Notes 4.25% due 03/01/13	33,000	33,334
		422,879
Diversified Operations — 0.2%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	380,000	240,759
Capmark Financial Group, Inc. Company Guar. Notes 6.30% due 05/10/17*	105,000	62,957
		303,716
Electric-Generation — 0.1%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	77,000	80,840
The AES Corp. Senior Notes 8.00% due 10/15/17	40,000	40,500
The AES Corp. Senior Notes 8.88% due 02/15/11	50,000	52,375
		173,715
Electric-Integrated — 1.2%
Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	70,000	70,107
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	235,000	233,765
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	95,000	96,492

Security Description	Principal Amount(11)	Market Value (Note 2)
Electric-Integrated (continued)
Consumers Energy Co. 1st Mtg. Bonds 4.25% due 04/15/08	$70,000	$70,000
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08	66,000	66,133
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/66(5)	68,000	62,188
DTE Energy Co. Senior Notes 7.05% due 06/01/11	50,000	53,474
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	60,000	60,211
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	35,000	35,218
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	90,000	89,789
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	44,040	46,099
Florida Power & Light Co. 1st Mtg. Notes 5.55% due 11/01/17	72,000	75,372
Illinois Power Co. Senior Sec. Notes 6.13% due 11/15/17*	30,000	29,666
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	63,162	66,085
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	15,000	15,300
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	22,363	24,739
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	25,000	22,761
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	470,000	510,914
Pacific Gas & Electric Co. Senior Notes 4.80% due 03/01/14	30,000	30,260
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	30,000	31,966
Potomac Electric Power Co. Senior Notes 6.50% due 11/15/37	60,000	58,586
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	44,000	42,824
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	30,000	32,323

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	$103,000	$100,918
Sierra Pacific Power Co. Senior Sec. Bonds 6.75% due 07/01/37	63,000	60,416
Southern Energy, Inc. Notes 7.90% due 07/15/09†(6)(7)(8)	50,000	0
Southern Power Co. Senior Notes 4.88% due 07/15/15	32,000	30,699
Texas Competitive Electric Holdings Co. LLC, Series A Company Guar. Notes 10.25% due 11/01/15*	20,000	19,925
Texas Competitive Electric Holdings Co. LLC, Series B Company Guar. Notes 10.25% due 11/01/15*	25,000	24,906
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	140,000	142,700
Union Electric Co. Sec. Notes 6.40% due 06/15/17	340,000	357,317
		2,561,153
Electric-Transmission — 0.2%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	375,000	372,771
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	25,000	22,812
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	5,000	4,813
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	15,000	10,125
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	60,000	59,464
		97,214
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	56,000	56,194
Electronic Parts Distribution — 0.2%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	370,000	381,923
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	25,000	24,438

Security Description	Principal Amount(11)	Market Value (Note 2)
Finance-Auto Loans — 0.2%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	$200,000	$182,226
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	4,000	3,488
GMAC LLC Senior Notes 6.88% due 09/15/11	55,000	42,095
GMAC LLC Senior Notes 6.88% due 08/28/12	202,000	153,506
		381,315
Finance-Commercial — 0.3%
Caterpillar Financial Services Corp. Notes 4.70% due 03/15/12	43,000	43,939
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	435,000	337,319
CIT Group, Inc. Notes 5.85% due 09/15/16	135,000	103,774
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	33,000	33,504
		518,536
Finance-Consumer Loans — 0.0%
John Deere Capital Corp. Senior Notes 4.50% due 04/03/13	27,000	26,956
John Deere Capital Corp. Senior Notes 5.35% due 04/03/18	23,000	22,929
		49,885
Finance-Credit Card — 0.0%
Discover Financial Services Notes 6.45% due 06/12/17*	80,000	68,846
Finance-Investment Banker/Broker — 3.3%
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	30,000	28,273
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	390,000	392,214
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	70,000	71,024
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	70,000	60,798
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	125,000	123,255
Citigroup, Inc. Global Sub. Notes 6.00% due 10/31/33	30,000	25,632

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Citigroup, Inc. Global Senior Notes 6.13% due 11/21/17	$95,000	$94,860
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	665,000	657,053
JP Morgan Chase & Co. Sub. Notes 5.75% due 01/02/13	42,000	43,876
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	233,000	242,977
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	80,000	81,970
Lazard Group LLC Senior Notes 6.85% due 06/15/17	555,000	519,716
Lehman Brothers Holdings, Inc. Notes 5.63% due 01/24/13	80,000	77,789
Lehman Brothers Holdings, Inc. Senior Notes 6.20% due 09/26/14	240,000	236,718
Lehman Brothers Holdings, Inc. Sub. Notes 6.50% due 07/19/17	83,000	78,821
Lehman Brothers Holdings, Inc. Notes 6.75% due 12/28/17	170,000	163,424
Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due 07/17/37	90,000	78,034
Lehman Brothers Holdings, Inc. Senior Notes 7.00% due 09/27/27	360,000	332,759
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15	19,000	20,454
Merrill Lynch & Co., Inc. Notes 5.45% due 02/05/13	263,000	258,755
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	250,000	197,602
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	250,000	246,702
Morgan Stanley Sub. Notes 4.75% due 04/01/14	530,000	491,989
Morgan Stanley Notes 5.55% due 04/27/17	100,000	94,042
Morgan Stanley Senior Notes 5.75% due 08/31/12	250,000	254,526
Morgan Stanley Senior Notes 6.25% due 08/28/17	120,000	119,346

Security Description	Principal Amount(11)	Market Value (Note 2)
Finance-Investment Banker/Broker (continued)
Morgan Stanley Senior Bonds 6.60% due 04/01/12	$30,000	$31,103
Morgan Stanley Senior Notes 6.63% due 04/01/18	38,000	38,013
Schwab Capital Trust I Company Guar. Bonds 7.50% due 11/15/37(5)	201,000	186,825
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	4,000	3,770
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	145,000	139,448
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	170,000	170,084
The Bear Stearns Cos., Inc. Notes 7.25% due 02/01/18	85,000	87,838
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	110,000	111,409
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	111,623
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	75,000	74,889
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	390,000	392,510
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	140,000	126,171
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	463,000	430,744
		6,897,036
Finance-Mortgage Loan/Banker — 0.2%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	45,000	40,078
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	233,000	211,095
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	18,000	14,605
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	65,000	57,970
Residential Capital LLC Company Guar. Notes 8.50% due 04/17/13(19)	35,000	16,975
		340,723

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Finance-Other Services — 0.2%
SB Treasury Co. LLC Bonds 9.40% due 06/30/08*(5)(9)	$460,000	$466,003
Food-Meat Products — 0.1%
Tyson Foods, Inc. Senior Notes 6.60% due 04/01/16	180,000	180,218
Food-Misc. — 0.1%
Kellogg Co. Senior Notes 4.25% due 03/06/13	30,000	29,907
Kraft Foods, Inc. Senior Notes 6.13% due 02/01/18	60,000	59,962
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	130,000	135,382
		225,251
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	30,000	29,025
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Notes 12.00% due 10/15/15*	15,000	11,850
Gas-Distribution — 0.1%
Energen Corp. Notes 7.63% due 12/15/10	260,000	281,695
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 5.50% due 04/15/13	60,000	60,329
Home Furnishings — 0.0%
Simmons Co. Senior Notes 10.00% due 12/15/14(10)	10,000	6,450
Hotels/Motels — 0.1%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.25% due 02/15/13	35,000	34,956
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	110,000	100,464
		135,420
Independent Power Producer — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	55,000	53,900

Security Description	Principal Amount(11)	Market Value (Note 2)
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc. Debentures 5.65% due 12/01/17	$13,000	$13,681
Rockwell Automation, Inc. Debentures 6.25% due 12/01/37	60,000	61,555
		75,236
Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	35,000	34,919
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	25,000	25,449
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	435,000	434,107
		494,475
Insurance-Life/Health — 0.1%
Americo Life, Inc. Notes 7.88% due 05/01/13*	44,000	45,902
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	38,000	38,745
Monumental Global Funding II Notes 5.65% due 07/14/11*	36,000	37,715
		122,362
Insurance-Multi-line — 0.3%
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	70,000	65,365
The Allstate Corp. Senior Notes 7.20% due 12/01/09	78,000	82,513
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	265,000	273,483
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	220,000	219,717
		641,078
Insurance-Mutual — 0.2%
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	440,000	413,009
Insurance-Property/Casualty — 0.7%
Ace Capital Trust II Company Guar. Notes 9.70% due 04/01/30	270,000	302,502
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(5)	510,000	429,869
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	200,000	220,133

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Insurance-Property/Casualty (continued)
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	$139,000	$135,406
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	23,000	21,319
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	260,000	247,413
W.R. Berkley Corp. Senior Sub. Notes 6.25% due 02/15/37	7,000	6,223
		1,362,865
Investment Management/Advisor Services — 0.5%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	460,000	490,507
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	480,000	467,372
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*	30,000	31,125
LVB Acquisition Merger Sub, Inc. Senior Sub. Notes 11.63% due 10/15/17*	50,000	50,000
		1,039,004
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	175,000	173,246
Medical Products — 0.0%
Universal Hospital Services, Inc. Sec. Bonds 8.50% due 06/01/15	30,000	30,000
Medical-Drugs — 0.1%
Abbott Laboratories Notes 6.15% due 11/30/37	6,000	6,200
American Home Products Corp. Notes 6.95% due 03/15/11	40,000	43,237
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	33,000	31,780
Wyeth Bonds 5.50% due 02/01/14	56,000	58,005
		139,222
Medical-HMO — 0.2%
Cigna Corp. Senior Notes 6.35% due 03/15/18	60,000	60,892
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/18	275,000	269,367

Security Description	Principal Amount(11)	Market Value (Note 2)
Medical-HMO (continued)
UnitedHealth Group, Inc. Senior Notes 6.88% due 02/15/38	$28,000	$26,753
		357,012
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	45,000	45,169
HCA, Inc. Senior Notes 6.25% due 02/15/13	50,000	43,500
HCA, Inc. Senior Notes 9.13% due 11/15/14	25,000	25,750
HCA, Inc. Senior Notes 9.25% due 11/15/16	80,000	83,000
		197,419
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	390,000	382,968
Metal Processors & Fabrication — 0.1%
Commercial Metals Co. Senior Notes 6.50% due 07/15/17	61,000	63,009
Timken Co. Notes 5.75% due 02/15/10	52,000	53,838
		116,847
Metal-Aluminum — 0.1%
Alcoa, Inc. Notes 6.00% due 01/15/12	67,000	69,562
Alcoa, Inc. Bonds 6.50% due 06/15/18	92,000	95,960
		165,522
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	35,000	37,144
Multimedia — 0.7%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	290,000	303,314
Belo Corp. Senior Notes 6.75% due 05/30/13	30,000	28,821
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	93,000	99,911
News America, Inc. Debentures 7.28% due 06/30/28	125,000	131,883

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	$35,000	$37,091
Time Warner Cos, Inc. Company Guar. Notes 7.25% due 10/15/17	47,000	48,664
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	155,000	171,756
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	58,000	65,261
Time Warner, Inc. Company Guar. Bonds 6.63% due 05/15/29	300,000	281,297
Viacom, Inc. Senior Notes 6.13% due 10/05/17	60,000	58,505
Viacom, Inc. Senior Notes 6.25% due 04/30/16	257,000	250,171
Viacom, Inc. Senior Notes 6.88% due 04/30/36	25,000	24,074
		1,500,748
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	33,000	33,854
Office Automation & Equipment — 0.3%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	20,000	19,000
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	109,000	107,879
Pitney Bowes, Inc. Notes 5.75% due 09/15/17	60,000	61,047
Xerox Corp. Senior Notes 5.50% due 05/15/12	355,000	357,990
		545,916
Oil Companies-Exploration & Production — 0.1%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	105,000	108,150
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	50,000	48,250
		156,400
Oil Companies-Integrated — 0.1%
Hess Corp. Bonds 7.88% due 10/01/29	40,000	47,469

Security Description	Principal Amount(11)	Market Value (Note 2)
Oil Companies-Integrated (continued)
Marathon Oil Corp. Senior Notes 5.90% due 03/15/18	$30,000	$30,156
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	118,000	133,047
		210,672
Oil Refining & Marketing — 0.1%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	108,000	113,361
Oil-Field Services — 0.0%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	10,000	9,100
Paper & Related Products — 0.0%
Bowater, Inc. Notes 6.50% due 06/15/13	20,000	13,200
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	20,000	18,750
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	5,000	4,625
		36,575
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	35,000	34,563
Pipelines — 0.4%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	60,000	64,820
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	60,000	62,100
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	35,000	36,974
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	25,000	25,047
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	500,000	519,272
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	37,000	36,267
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	50,000	54,187
		798,667

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Publishing-Periodicals — 0.0%
Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	$15,000	$14,588
The Reader's Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	25,000	16,687
		31,275
Quarrying — 0.0%
Vulcan Materials Senior Notes 5.60% due 11/30/12	60,000	60,953
Radio — 0.2%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	375,000	387,019
Real Estate Investment Trusts — 1.5%
AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	60,000	54,209
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	90,000	73,019
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	270,000	250,698
Colonial Properties Trust Notes 6.25% due 06/15/14	35,000	31,481
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	320,000	314,275
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	190,000	177,437
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	245,000	218,556
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	480,000	410,793
Kimco Realty Corp. Notes 5.58% due 11/23/15	370,000	362,901
Liberty Property LP Senior Notes 5.63% due 10/01/17	95,000	90,225
Liberty Property LP Senior Notes 7.25% due 03/15/11	170,000	178,830
Liberty Property LP Senior Notes 8.50% due 08/01/10	240,000	255,893
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	35,000	34,240

Security Description	Principal Amount(11)	Market Value (Note 2)
Real Estate Investment Trusts (continued)
Realty Income Corp. Senior Notes 6.75% due 08/15/19	$325,000	$308,196
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	16,000	13,687
Simon Property Group LP Notes 5.38% due 08/28/08	24,000	24,022
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	330,000	331,502
Vornado Realty LP Notes 4.50% due 08/15/09	35,000	34,279
		3,164,243
Real Estate Management/Services — 0.2%
AMB Property LP Senior Notes 5.45% due 12/01/10	400,000	414,048
Real Estate Operations & Development — 0.3%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	445,000	364,724
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	140,000	129,543
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	180,000	166,130
Regency Centers LP Senior Notes 5.88% due 06/15/17	20,000	18,317
		678,714
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	25,000	18,250
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	10,000	6,350
		24,600
Rental Auto/Equipment — 0.2%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	510,000	419,256
ERAC USA Finance Co. Notes 7.35% due 06/15/08*	90,000	90,634
		509,890
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	25,000	14,125
Retail-Discount — 0.0%
Target Corp. Senior Notes 7.00% due 01/15/38	54,000	55,504

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	$38,000	$37,870
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30*	204,402	216,131
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	68,035	64,814
		318,815
Retail-Regional Department Stores — 0.1%
Macy's Retail Holdings, Inc. Company Guar. Notes 5.88% due 01/15/13	290,000	278,938
Retail-Restaurants — 0.0%
McDonald's Corp. Senior Notes 6.30% due 03/01/38	50,000	51,155
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	25,000	22,625
		73,780
Savings & Loans/Thrifts — 0.2%
Independence Community Bank Corp. Sub. Notes 3.50% due 06/20/13(5)	32,000	31,808
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	90,000	89,038
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	78,000	62,010
Washington Mutual Preferred Funding III 6.90% due 06/15/12*(5)(9)	100,000	56,000
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	50,000	43,000
Western Financial Bank Senior Debentures 9.63% due 05/15/12	63,000	66,811
		348,667
Special Purpose Entities — 0.5%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	85,000	86,143
Capital One Capital IV 6.75% due 02/17/37(5)	40,000	28,562
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	25,000	22,500
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	82,000	85,997

Security Description	Principal Amount(11)	Market Value (Note 2)
Special Purpose Entities (continued)
Farmers Exchange Capital Notes 7.05% due 07/15/28*	$480,000	$440,732
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. Senior Notes 9.75% due 04/01/17	25,000	24,875
KAR Holdings, Inc. Senior Notes 7.24% due 05/01/14(5)	45,000	37,125
Norbord Delaware GP I Company Guar. Notes 7.45% due 02/15/17*	29,000	23,302
Pricoa Global Funding I Notes 5.30% due 09/27/13*	60,000	63,459
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	42,000	42,818
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	35,000	29,925
The Goldman Sachs Capital III 3.85% due 09/01/12(5)(9)	69,000	43,470
		928,908
Steel-Producers — 0.1%
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	80,000	82,366
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	35,000	33,357
Ryerson, Inc. Senior Sec. Notes 10.61% due 11/01/14*(5)	25,000	22,500
United States Steel Corp. Senior Notes 7.00% due 02/01/18	26,000	25,397
		163,620
Telecom Services — 0.2%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	113,000	110,882
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	5,000	4,600
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	260,000	282,492
		397,974
Telephone-Integrated — 0.8%
Aliant Communications, Inc. Notes 6.75% due 04/01/28	330,000	291,174
AT&T Corp. Senior Notes 7.30% due 11/15/11	35,000	37,910

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
AT&T, Inc. Notes 5.50% due 02/01/18	$225,000	$220,306
AT&T, Inc. Notes 6.30% due 01/15/38	295,000	285,243
BellSouth Corp. Senior Notes 6.00% due 10/15/11	100,000	104,622
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	25,000	22,625
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	25,000	21,875
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	30,000	30,262
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	60,000	62,108
SBC Communications, Inc. Notes 5.10% due 09/15/14	130,000	129,151
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	70,000	55,125
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	200,000	185,000
Sprint Capital Corp. Company Guar. Bonds 8.38% due 03/15/12	110,000	101,750
Verizon Communications, Inc. Notes 6.40% due 02/15/38	120,000	116,829
Verizon New York, Inc. Debentures 6.88% due 04/01/12	69,000	72,568
		1,736,548
Television — 0.2%
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	180,000	189,427
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	95,000	92,506
ION Media Networks, Inc. Senior Sec. Notes 10.51% due 01/15/13*(5)	35,000	26,250
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	15,000	9,413
		317,596
Transactional Software — 0.0%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	20,000	15,500

Security Description	Principal Amount(11)	Market Value (Note 2)
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	$167,983	$184,781
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	29,544	28,806
		213,587
Transport-Rail — 0.1%
BNSF Funding Trust I 6.61% due 12/15/55(5)	80,000	72,669
CSX Corp. Senior Notes 6.25% due 03/15/18	43,000	42,436
		115,105
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	50,000	45,875
Travel Service — 0.0%
Travelport LLC Company Guar. Notes 7.70% due 09/01/14(5)	15,000	12,150
Total Corporate Bonds & Notes (cost $45,030,872)		43,469,997
FOREIGN CORPORATE BONDS & NOTES — 4.6%
Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	209,898	226,049
Banks-Commercial — 0.6%
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(5)(9)	49,000	44,300
BOI Capital Funding 6.11% due 02/04/16*(5)(9)	35,000	26,640
Caisse Nationale des Caisses d'Epargne et de Prevoyance Notes 3.86% due 12/30/09(5)(9)	55,000	32,209
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	130,000	123,323
Overseas-Chinese Banking Sub. Notes 7.75% due 09/06/11*	410,000	448,085
Russian Agricultural Bank Bonds 7.18% due 05/16/13	300,000	305,275
VTB Capital SA Senior Notes 6.25% due 07/02/35*	315,000	290,981
		1,270,813

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Money Center — 0.4%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	$650,000	$681,980
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(9)	65,000	64,624
		746,604
Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/17	45,000	46,086
Diageo Finance BV Company Guar. Notes 3.88% due 04/01/11	94,000	94,329
		140,415
Brewery — 0.4%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	245,000	286,650
CIA Brasileira de Bebidas Company Guar. Notes 10.50% due 12/15/11	190,000	227,050
SABMiller PLC Notes 6.50% due 07/01/16*	310,000	336,062
		849,762
Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	145,000	144,877
Cellular Telecom — 0.0%
America Movil SAB de CV Company Guar. Bonds 5.63% due 11/15/17	45,000	44,488
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(6)(7)	20,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	40,000	37,405
Diversified Financial Services — 0.1%
BTM (Curacao) Holdings NV Bank Guar. Notes 4.76% due 07/21/15*(5)	100,000	100,529
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	25,000	25,750
Siemens Financieringsmaatschappij NV Notes 6.13% due 08/17/26*	8,000	7,812

Security Description	Principal Amount(11)	Market Value (Note 2)
Diversified Manufacturing Operations (continued)
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	$60,000	$60,250
		93,812
Diversified Minerals — 0.1%
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/36	115,000	112,207
Diversified Operations — 0.2%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	60,000	60,094
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	380,000	390,406
		450,500
Electric-Generation — 0.3%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	580,000	521,861
Electric-Integrated — 0.2%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	54,000	55,792
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	31,000	32,163
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	235,000	236,994
		324,949
Electronic Components-Misc. — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	5,000	4,112
Food-Misc. — 0.0%
General Mills, Inc. Notes 5.20% due 03/17/15	50,000	50,142
Food-Retail — 0.0%
Delhaize Group SA Notes 6.50% due 06/15/17	57,000	58,864
Gas-Distribution — 0.0%
Nakilat, Inc. Sec. Bonds 6.07% due 12/31/33*	50,000	45,435
Insurance-Multi-line — 0.2%
Aegon NV Sub. Bonds 4.57% due 07/15/14(5)(9)	78,000	43,758
AXA SA Sub. Notes 6.38% due 12/14/36*(5)(9)	54,000	43,528
AXA SA Sub. Notes 8.60% due 12/15/30	310,000	333,604

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)
ING Groep NV Bonds 5.78% due 12/08/15(5)(9)	$100,000	$85,197
		506,087
Insurance-Property/Casualty — 0.1%
Xl Capital (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	245,000	231,195
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Notes 6.90% due 11/15/37*	28,000	27,063
Medical-Drugs — 0.1%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 6.83% due 12/01/13(5)	50,000	38,250
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	15,000	9,150
AstraZeneca PLC Senior Notes 5.90% due 09/15/17	25,000	26,427
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	40,000	37,200
		111,027
Metal-Aluminum — 0.0%
Alcan, Inc. Notes 6.13% due 12/15/33	53,000	50,654
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	164,000	162,502
Oil Companies-Exploration & Production — 0.0%
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	35,000	34,212
Oil Companies-Integrated — 0.1%
Petrobras International Finance Co. Company Guar. Notes 5.88% due 03/01/18	165,000	158,820
Oil-Field Services — 0.0%
Weatherford International, Ltd. Senior Notes 7.00% due 03/15/38	22,000	22,333
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	30,000	17,250
Pipelines — 0.1%
Enbridge, Inc. Bonds 5.80% due 06/15/14	117,000	118,628

Security Description	Principal Amount(11)	Market Value (Note 2)
Real Estate Operations & Development — 0.0%
Brascan Corp. Notes 8.13% due 12/15/08	$70,000	$71,878
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.25% due 02/01/15(10)	20,000	17,000
Special Purpose Entities — 0.5%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(9)	104,000	70,720
Petroleum Export, Ltd. Senior Notes 5.27% due 06/15/11*	209,221	211,677
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08	30,000	29,785
UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13	590,000	656,301
		968,483
Telecom Services — 0.0%
TELUS Corp. Notes 8.00% due 06/01/11	78,000	84,832
Telephone-Integrated — 0.6%
British Telecom PLC Senior Notes 5.15% due 01/15/13	315,000	310,417
British Telecommunications PLC Bonds 8.63% due 12/15/30	44,000	54,647
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	250,000	267,425
France Telecom SA Bonds 7.75% due 03/01/11	120,000	130,121
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	440,000	436,502
		1,199,112
Transport-Marine — 0.2%
DP World, Ltd. Bonds 6.85% due 07/02/37*	548,000	467,318
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 6.38% due 10/15/11	60,000	64,737
Total Foreign Corporate Bonds & Notes (cost $9,894,400)		9,535,955

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)		Market Value (Note 2)
FOREIGN GOVERNMENT AGENCIES — 1.4%
Sovereign — 1.4%
Federal Republic of Brazil Notes 6.00% due 11/15/09(4)	BRL	1,270,000	$1,226,740
Federal Republic of Brazil Notes 6.00% due 08/15/10	BRL	1,070,000	1,003,332
Federal Republic of Brazil Notes 8.00% due 01/15/18		40,000	44,800
Federal Republic of Brazil Bonds 10.50% due 07/14/14		75,000	95,250
Province of Quebec Debentures 7.50% due 09/15/29		81,000	108,589
Republic of Argentina Bonds 3.09% due 08/03/12(5)		105,000	55,913
Republic of Argentina Notes 8.28% due 12/31/33		59,299	48,625
Republic of Turkey Senior Notes 11.88% due 01/15/30		100,000	147,625
Republic of Venezuela Notes 8.50% due 10/08/14		40,000	37,100
Republic of Venezuela Bonds 9.25% due 09/15/27		100,000	95,000
Russian Federation Bonds 7.50% due 03/31/30*(12)		40,385	46,519
Total Foreign Government Agencies (cost $2,856,367)			2,909,493
LOANS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank BTL-B 5.70% due 12/15/13(13)(14) (cost $232,063)		232,063	190,763
MUNICIPAL BONDS & NOTES — 0.1%
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue Revenue Bonds 6.30% due 07/01/08		100,000	100,806
Southern California Public Power Authority Power Project, Revenue Bonds Series B 6.93% due 05/15/17		125,000	148,262
Total Municipal Bonds & Notes (cost $228,492)			249,068
U.S. GOVERNMENT AGENCIES — 43.0%
Federal Home Loan Bank — 0.3%
4.50% due 09/08/08		130,000	131,182
6.00% due 11/01/37		399,126	409,655
			540,837

Security Description	Principal Amount(11)	Market Value (Note 2)
Federal Home Loan Mtg. Corp. — 11.3%
4.13% due 07/12/10	$124,000	$128,741
5.00% due 07/01/20	63,598	64,378
5.00% due 12/01/20	127,994	129,564
5.00% due 05/01/21	1,210,945	1,225,798
5.00% due 07/01/21	431,342	436,633
5.00% due 05/01/34	339,722	337,131
5.00% due 06/01/34	438,990	435,643
5.00% due 07/01/35	86,906	86,187
5.00% due 08/01/35	368,300	365,256
5.00% due 10/01/35	451,640	447,908
5.00% due 11/01/35	360,331	357,353
5.00% due 07/01/36	4,242,180	4,204,888
5.00% due April TBA	3,750,000	3,712,500
5.50% due 07/01/34	146,064	147,860
5.50% due 07/01/35	79,791	80,725
5.50% due 05/01/37	255,503	258,250
5.50% due 06/01/37	67,203	67,925
5.50% due 08/01/37	1,948,490	1,969,442
5.50% due 10/01/37	43,699	44,169
5.50% due 11/01/37	446,199	450,997
5.50% due April TBA	4,675,000	4,720,292
5.81% due 01/01/37(5)	139,760	142,498
5.81% due 01/01/37(5)	220,770	223,105
5.96% due 10/01/36(5)	383,504	390,547
6.00% due 09/01/26	396,382	408,062
6.00% due 12/01/33	80,834	83,402
6.00% due 08/01/36	135,437	139,049
6.00% due 10/01/37	32,040	32,885
6.50% due 05/01/16	16,199	16,965
6.50% due 05/01/29	16,327	17,109
6.50% due 07/01/35	21,402	22,318
6.50% due 03/01/36	125,483	130,280
6.50% due 05/01/36	4,051	4,206
6.88% due 09/15/10	79,000	87,191
7.00% due 04/01/32	40,906	43,306
8.50% due 11/01/08	1,108	1,119
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(3)	160,076	157,232
Series 2586, Class NK 3.50% due 08/15/16(3)	68,649	68,426
Series 3026, Class PC 4.50% due 01/15/43(3)	335,000	326,330
Series 3102, Class PG 5.00% due 11/15/28(3)	165,000	168,727
Series 3317, Class PD 5.00% due 09/15/31(3)	215,000	216,984
Series 3116, Class PD 5.00% due 10/15/34(3)	335,000	325,757
Series 3312, Class LB 5.50% due 11/15/25(3)	570,000	593,560
Series 3349, Class HB 5.50% due 06/15/31(3)	173,000	177,744
Series 1577, Class PK 6.50% due 09/15/23(3)	60,000	64,486
Series 1226, Class Z 7.75% due 03/15/22(3)	4,271	4,506
		23,517,434

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. — 30.6%
4.50% due 11/01/22	$713,843	$711,373
4.56% due 01/01/15	848,729	852,061
4.75% due 12/15/10	69,000	72,870
4.85% due 11/01/15	822,491	867,284
5.00% due 03/01/18	194,302	197,055
5.00% due 06/01/19	40,585	41,112
5.00% due 07/01/22	2,427,139	2,452,719
5.00% due 05/01/35	3,415	3,385
5.00% due 09/01/35	251,835	249,622
5.00% due 10/01/35	1,213,454	1,202,787
5.00% due 01/01/37	108,052	107,030
5.00% due 07/01/37	57,100	56,560
5.00% due April TBA	4,445,000	4,399,163
5.25% due 08/01/12	50,000	52,432
5.50% due 03/01/18	139,844	143,468
5.50% due 08/01/21	790,300	807,871
5.50% due 10/01/21	1,812,605	1,852,904
5.50% due 12/01/21	688,549	703,858
5.50% due 06/01/22	75,298	76,932
5.50% due 11/01/22	2,905,866	2,968,908
5.50% due 05/01/34	115,829	117,307
5.50% due 06/01/34	128,068	129,607
5.50% due 09/01/35	5,699,837	5,765,394
5.50% due 12/01/35	300,240	303,693
5.50% due 02/01/36	139,597	142,481
5.50% due 06/01/36	2,803,672	2,841,106
5.50% due 08/01/36	33,747	34,108
5.50% due 11/01/36	414,476	418,910
5.50% due 12/01/36	982	992
5.50% due 05/01/37	2,156,471	2,178,916
5.50% due 07/01/37	977,039	987,209
5.50% due 08/01/37	941,271	951,068
5.50% due April TBA	900,000	918,563
5.50% due April TBA	8,965,000	9,049,047
5.92% due 10/01/11	156,265	164,375
6.00% due 06/01/17	62,815	64,833
6.00% due 02/01/21	200,300	206,358
6.00% due 10/01/21	528,152	544,129
6.00% due 08/01/22	3,306,822	3,405,977
6.00% due 06/01/26	258,961	266,303
6.00% due 04/01/27	1,363,200	1,401,525
6.00% due 12/01/33	247,471	254,797
6.00% due 05/01/34	138,527	142,397
6.06% due 09/01/11	84,733	89,806
6.11% due 05/01/11	297,501	313,074
6.31% due 02/01/11	260,951	274,974
6.36% due 07/01/08	38,211	38,113
6.50% due 06/01/13	126,720	133,024
6.50% due 09/01/26	1,374,134	1,426,154
6.50% due 09/01/32	165,530	172,558
6.50% due 06/01/35	1,171,745	1,217,489
6.50% due 01/01/36	84,404	87,583
6.50% due 02/01/36	356,357	369,404
6.50% due 08/01/36	188,730	195,639

Security Description	Principal Amount(11)	Market Value (Note 2)
Federal National Mtg. Assoc. (continued)
6.50% due 10/01/37	$131,299	$136,097
6.50% due April TBA	9,850,000	10,200,906
7.00% due 06/01/37	620,600	651,883
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30	210,000	211,520
		63,626,713
Government National Mtg. Assoc. — 0.8%
4.50% due 05/15/36	947,062	920,095
5.50% due 05/15/36	67,798	69,248
6.00% due 09/15/32	53,158	55,083
6.00% due 12/15/33	286,983	297,363
6.00% due April TBA	178,000	183,674
7.00% due 11/15/31	51,777	55,277
7.00% due 07/15/33	48,817	52,131
7.50% due 01/15/32	39,556	42,617
8.00% due 11/15/31	7,912	8,684
8.50% due 11/15/17	3,505	3,829
9.00% due 11/15/21	962	1,057
Government National Mtg. Assoc., Pass-Through Series 2005-74 Class HB 7.50% due 09/15/35(3)	39,776	42,986
Government National Mtg. Assoc., Pass-Through Series 2005-74, Class HA 7.50% due 09/16/35(3)	910	966
		1,733,010
Overseas Private Investment Corp. — 0.0%
6.99% due 01/15/09	25,833	26,473
Total U.S. Government Agencies (cost $87,773,643)		89,444,467
U.S. GOVERNMENT TREASURIES — 1.0%
United States Treasury Bonds — 0.1%
4.75% due 02/15/37	12,000	12,907
6.63% due 02/15/27(15)	60,000	78,070
		90,977
United States Treasury Notes — 0.9%
2.13% due 01/31/10	100,000	100,851
2.63% due 05/15/08	19,000	19,031
2.75% due 02/28/13	30,000	30,412
2.88% due 01/31/13	299,000	304,770
3.38% due 10/15/09	47,000	48,274
3.50% due 02/15/18	74,000	74,428
3.63% due 01/15/10	66,000	68,325
4.00% due 02/15/14	150,000	161,754
4.25% due 10/15/10	60,000	63,900
4.25% due 08/15/15	300,000	326,836
4.25% due 11/15/17	84,000	89,624
4.50% due 05/15/10	30,000	31,833
4.50% due 11/15/15	50,000	55,254
4.50% due 02/15/16	72,000	79,256
5.00% due 02/15/11	6,000	6,546

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
5.00% due 08/15/11	$17,000	$18,699
5.63% due 05/15/08(15)	400,000	402,031
		1,881,824
Total U.S. Government Treasuries (cost $1,914,071)		1,972,801
Total Long-Term Investment Securities (cost $220,818,776)		232,632,003
SHORT-TERM INVESTMENT SECURITIES — 2.2%
U.S. Government Agencies — 2.1%
Federal Home Loan Bank Disc. Notes 1.50% due 04/01/08	4,400,000	4,400,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills 3.25% due 08/15/08	200,000	201,344
Total Short-Term Investment Securities (cost $4,601,457)		4,601,344
REPURCHASE AGREEMENTS — 0.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 03/31/08, to be repurchased 04/01/08 in the amount of $971,013 and collateralized by $955,000 of United States Treasury Bonds, bearing interest at 5.00%, due 07/31/08 and having an approximate value of $994,394	971,000	971,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 03/31/08, to be repurchased 04/01/08 in the amount of $120,002 and collateralized by $120,000 of United States Treasury Bonds, bearing interest at 5.00%, due 07/31/08 and having an approximate value of $124,950	120,000	120,000
BNP Paribas SA Joint Repurchase Agreement(16)	745,000	745,000
Total Repurchase Agreements (cost $1,836,000)		1,836,000
TOTAL INVESTMENTS (cost $227,256,233)(17)	115.1%	239,069,347
Liabilities in excess of other assets	(15.1)	(31,390,613)
NET ASSETS	100.0%	$207,678,734

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2008, the aggregate value of these securities was $11,232,989 representing 5.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Commercial Mortgage Backed Security

(2)  Variable Rate Security — the rate reflected is as of March 31, 2008, maturity date reflects the stated maturity date.

(3)  Collateralized Mortgage Obligation

(4)  Brazilian inflation linked security. Income is linked to Brazil's IPCA Consumer Price Index.

(5)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2008.

(6)  Fair valued security; see Note 2

(7)  Illiquid security

(8)  To the extent permitted by the Statement of Additional Information, the Multi-Managed Income/Equity Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2008, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc. Notes 7.50% due 8/15/09	08/11/2005	$10,000	$10,000	$8,600	$86.00	0.00%
Southern Energy, Inc. Notes 7.90% due 7/15/09	01/10/2006	50,000	0	0	0.00	0.00%
				$8,600		0.00%

(9)  Perpetual maturity — maturity date reflects the next call date.

(10)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(11)  Denominated in United States dollars unless otherwise indicated.

(12)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2008.

(13)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(14)  Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(15)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

(16)  See Note 2 for details of Joint Repurchase Agreements.

(17)  See Note 4 for cost of investments on a tax basis.

(18)  Security was valued using fair valued procedures at March 31, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.

(19)  Variable Rate Security — the rate reflected is as of March 31, 2008, maturity date reflects next reset date.

ADR — American Depository Receipt

BTL — Bank Term Loan

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2008	Unrealized Appreciation (Depreciation)
41	Short	U.S. Treasury 2 YR Notes	June 2008	$8,773,626	$8,800,906	$(27,280)
21	Short	U.S. Treasury 5 YR Notes	June 2008	2,379,845	2,398,922	(19,077)
154	Short	U.S. Treasury 10 YR Notes	June 2008	18,017,501	18,318,781	(301,280)
11	Short	U.S. Treasury Long Bonds	June 2008	1,304,955	1,306,766	(1,811)
41	Long	Euro-Bund	June 2008	7,599,893	7,534,820	(65,073)
						$(414,521)

Open Bond Forward Contracts

Description	Principal Amount		Delivery Date	Value at Trade Date	Value as of March 31, 2008	Unrealized Appreciation/ (Depreciation)
United States Treasury Notes 4.88% due 08/15/16	USD	6,875,000	04/18/2008	$7,674,987	$7,704,795	$29,808
United States Treasury Notes TIPS 2.50% due 07/15/16	USD	(5,285,431)	04/15/2008	(5,881,772)	(5,949,170)	(67,398)
United States Treasury Notes 4.88% due 08/15/16	USD	(1,350,000)	04/18/2008	(1,504,089)	(1,512,941)	(8,852)
						$(46,442)

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	BRL	6,513,000	USD	3,830,275	06/18/2008	$160,882
*	GBP	895,000	USD	1,779,842	06/18/2008	14,579
*	IDR	1,020,000,000	USD	110,629	06/23/2008	27
*	USD	98,564	BRL	175,000	06/18/2008	30
*	USD	187,362	GBP	95,000	06/18/2008	13
*	USD	1,643,192	MYR	5,250,000	06/18/2008	6,065
						181,596
Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Depreciation
*	GBP	615,000	USD	1,212,232	06/18/2008	$(770)
*	MYR	715,000	USD	222,985	06/18/2008	(1,629)
*	USD	2,539,126	BRL	4,326,000	06/18/2008	(101,878)
*	USD	843,308	IDR	7,750,000,000	06/23/2008	(2,949)
*	USD	1,931,938	MYR	6,100,000	06/18/2008	(15,658)
						(122,884)
Net Unrealized Appreciation (Depreciation)						$58,712

*  Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL — Brazilian Real

GBP — Pound Sterling

IDR — Indonesian Rupiah

MYR — Malaysian Ringgit

USD — United States Dollar

TIPS — Treasury Inflation Protected Securities

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	39.0%
Federal Home Loan Mtg. Corp.	15.3
Diversified Financial Services	13.2
Finance-Investment Banker/Broker	4.9
Repurchase Agreements	4.8
Telephone-Integrated	2.1
Real Estate Investment Trusts	2.0
Banks-Super Regional	1.9
Electric-Integrated	1.7
Sovereign	1.7
Computers	1.7
Government National Mtg. Assoc.	1.7
Agricultural Chemicals	1.4
Federal Home Loan Bank	1.2
Special Purpose Entities	1.0
Insurance-Property/Casualty	1.0
Multimedia	0.9
Oil Companies-Integrated	0.9
Banks-Commercial	0.9
United States Treasury Notes	0.8
United States Treasury Bonds	0.8
Insurance-Multi-line	0.7
Cable TV	0.7
Therapeutics	0.7
Medical-Biomedical/Gene	0.6
Airlines	0.6
Medical-Drugs	0.6
Investment Management/Advisor Services	0.6
Brewery	0.6
Retail-Drug Store	0.6
Diversified Manufacturing Operations	0.6
Agricultural Operations	0.6
Oil Companies-Exploration & Production	0.5
Banks-Money Center	0.5
Real Estate Operations & Development	0.5
Insurance Brokers	0.4
Pipelines	0.4
Diversified Operations	0.4
Broadcast Services/Program	0.4
Diversified Minerals	0.4
Food-Misc.	0.4
Cosmetics & Toiletries	0.4
Telecom Services	0.4
Electric-Generation	0.4
Engineering/R&D Services	0.3
Finance-Other Services	0.3
Finance-Auto Loans	0.3
Building-Residential/Commercial	0.3
Finance-Commercial	0.3
Commercial Services-Finance	0.3
Real Estate Management/Services	0.3
Office Automation & Equipment	0.3
Beverages-Non-alcoholic	0.3
Entertainment Software	0.3
Rental Auto/Equipment	0.3
Radio	0.3
Cellular Telecom	0.3
Aerospace/Defense	0.3
Transport-Marine	0.3
Insurance-Mutual	0.3
Retail-Regional Department Stores	0.3
Web Portals/ISP	0.3
Wireless Equipment	0.3
Casino Hotels	0.3
Networking Products	0.2
Medical-Wholesale Drug Distribution	0.2

Electronic Parts Distribution	0.2%
Finance-Mortgage Loan/Banker	0.2
Electric-Transmission	0.2
Gas-Distribution	0.2
Metal Processors & Fabrication	0.2
Medical-HMO	0.2
Retail-Discount	0.2
Optical Supplies	0.2
Television	0.2
Coal	0.2
Computer Services	0.2
Chemicals-Specialty	0.2
Airport Development/Maintenance	0.2
Oil-Field Services	0.2
Municipal Bonds & Notes	0.2
Pharmacy Services	0.2
Medical Labs & Testing Services	0.2
Electronic Components-Semiconductors	0.2
Mining	0.1
Aerospace/Defense-Equipment	0.1
Medical Products	0.1
Medical Instruments	0.1
Banks-Fiduciary	0.1
Food-Meat Products	0.1
Applications Software	0.1
Industrial Gases	0.1
Metal-Diversified	0.1
Audio/Video Products	0.1
Savings & Loans/Thrifts	0.1
Tobacco	0.1
Food-Confectionery	0.1
Enterprise Software/Service	0.1
Electric Products-Misc.	0.1
Hotels/Motels	0.1
Transport-Services	0.1
Telecom Equipment-Fiber Optics	0.1
Containers-Paper/Plastic	0.1
Oil Refining & Marketing	0.1
Transport-Air Freight	0.1
Medical-Hospitals	0.1
Beverages-Wine/Spirits	0.1
Retail-Consumer Electronics	0.1
Internet Infrastructure Software	0.1
Metal-Aluminum	0.1
Transport-Rail	0.1
Food-Retail	0.1
123.7%
Credit Quality†#
Government — Agency	53.5%
Government — Treasury	1.6
AAA	10.1
AA	2.6
A	10.2
BBB	14.3
BB	1.1
B	1.0
CCC	0.2
Not Rated@	5.4
100.0%

*  Calculated as a percentage of net assets

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 15.1%
Aerospace/Defense — 0.2%
Boeing Co.	738	$54,885
General Dynamics Corp.	538	44,853
Lockheed Martin Corp.	1,238	122,934
Raytheon Co.	2,218	143,305
		365,977
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	2,344	161,314
Agricultural Chemicals — 1.4%
Monsanto Co.	7,358	820,417
Potash Corp. of Saskatchewan, Inc.	6,410	994,896
Syngenta AG(18)	978	286,446
		2,101,759
Agricultural Operations — 0.3%
Archer-Daniels-Midland Co.	4,400	181,104
Bunge, Ltd.	3,790	329,275
		510,379
Apparel Manufacturers — 0.0%
Coach, Inc.†	1,411	42,542
Polo Ralph Lauren Corp.	200	11,658
		54,200
Applications Software — 0.1%
Microsoft Corp.	5,967	169,343
Audio/Video Products — 0.1%
Sony Corp. ADR	3,725	149,261
Banks-Commercial — 0.0%
Marshall & Ilsley Corp.	888	20,602
Banks-Fiduciary — 0.1%
The Bank of New York Mellon Corp.	3,891	162,371
Banks-Super Regional — 0.4%
Bank of America Corp.	3,495	132,495
PNC Financial Services Group, Inc.	2,570	168,515
SunTrust Banks, Inc.	870	47,972
US Bancorp	2,215	71,677
Wachovia Corp.	841	22,707
Wells Fargo & Co.	2,985	86,864
		530,230
Beverages-Non-alcoholic — 0.3%
PepsiCo, Inc.	2,172	156,818
The Coca-Cola Co.	4,172	253,950
		410,768
Beverages-Wine/Spirits — 0.0%
Diageo PLC ADR	541	43,994
Brewery — 0.0%
Anheuser-Busch Cos., Inc.	1,261	59,834
Cable TV — 0.0%
Comcast Corp., Special Class A	1,485	28,170
Casino Hotel — 0.1%
Boyd Gaming Corp.	5,020	100,400
Commercial Services-Finance — 0.0%
The Western Union Co.	1,700	36,159

Security Description	Shares	Market Value (Note 2)
Computers — 1.7%
Apple, Inc.†	7,240	$1,038,940
Hewlett-Packard Co.	3,954	180,540
International Business Machines Corp.	1,564	180,079
Research In Motion, Ltd.†	9,500	1,066,185
		2,465,744
Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	2,178	169,688
Procter & Gamble Co.	5,483	384,194
		553,882
Cruise Lines — 0.0%
Carnival Corp.	100	4,048
Royal Caribbean Cruises, Ltd.	100	3,290
		7,338
Diversified Manufacturing Operations — 0.2%
General Electric Co.	7,298	270,099
Honeywell International, Inc.	1,744	98,397
		368,496
Diversified Minerals — 0.4%
Cia Vale do Rio Doce ADR	15,205	526,701
Electric Products-Misc. — 0.1%
Emerson Electric Co.	2,172	111,771
Electric-Integrated — 0.3%
Dominion Resources, Inc.	3,208	131,015
FPL Group, Inc.	1,805	113,246
Northeast Utilities	2,900	71,166
PG&E Corp.	2,792	102,801
Progress Energy, Inc.	2,134	88,988
		507,216
Electronic Components-Semiconductors — 0.1%
Intel Corp.	5,978	126,614
NVIDIA Corp.†	1,501	29,705
Texas Instruments, Inc.	1,585	44,808
		201,127
Electronic Forms — 0.0%
Adobe Systems, Inc.†	1,700	60,503
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	900	26,847
Engineering/R&D Services — 0.3%
ABB, Ltd.(18)	18,353	494,228
Enterprise Software/Service — 0.1%
Oracle Corp.†	5,803	113,507
Entertainment Software — 0.3%
Activision, Inc.†	6,361	173,719
Electronic Arts, Inc.†	4,736	236,421
		410,140
Finance-Investment Banker/Broker — 0.6%
Citigroup, Inc.	2,672	57,234
JP Morgan Chase & Co.	3,008	129,194
Lehman Brothers Holdings, Inc.	3,685	138,703
Merrill Lynch & Co., Inc.	3,240	131,998
Morgan Stanley	1,624	74,217
The Goldman Sachs Group, Inc.	2,270	375,435
		906,781

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Finance-Mortgage Loan/Banker — 0.0%
Fannie Mae	2,347	$61,773
Food-Confectionery — 0.1%
WM Wrigley Jr. Co.	2,100	131,964
Food-Misc. — 0.2%
Campbell Soup Co.	2,701	91,699
Kellogg Co.	1,938	101,861
Kraft Foods, Inc., Class A	5,116	158,647
		352,207
Food-Retail — 0.0%
The Kroger Co.	2,083	52,908
Independent Power Producer — 0.0%
Mirant Corp.†	37	1,346
Industrial Gases — 0.1%
Praxair, Inc.	1,938	163,238
Insurance Broker — 0.1%
AON Corp.	2,800	112,560
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc.	670	50,766
MetLife, Inc.	1,177	70,926
		121,692
Internet Content-Information/News — 0.0%
WebMD Health Corp., Class A†	100	2,357
Internet Infrastructure Software — 0.1%
Akamai Technologies, Inc.†	2,985	84,058
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	580	45,408
Medical Instruments — 0.1%
Medtronic, Inc.	1,378	66,654
St. Jude Medical, Inc.†	2,531	109,314
		175,968
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	1,674	75,782
Medical Products — 0.1%
Baxter International, Inc.	1,315	76,033
Johnson & Johnson	1,772	114,950
		190,983
Medical-Biomedical/Gene — 0.6%
Amgen, Inc.†	2,300	96,094
Celgene Corp.†	8,815	540,271
Genentech, Inc.†	1,825	148,154
Genzyme Corp.†	1,767	131,712
Millennium Pharmaceuticals, Inc.†	2,200	34,012
		950,243
Medical-Drugs — 0.6%
Abbott Laboratories	2,395	132,084
Bristol-Myers Squibb Co.	1,911	40,704
Eli Lilly & Co.	1,900	98,021
Merck & Co., Inc.	3,461	131,345
Pfizer, Inc.	4,878	102,097
Roche Holding AG(18)	1,354	254,942

Security Description	Shares	Market Value (Note 2)
Medical-Drugs (continued)
Schering-Plough Corp.	4,200	$60,522
		819,715
Medical-Generic Drugs — 0.0%
Mylan, Inc.	300	3,480
Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	2,705	276,126
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	259	24,921
Mining — 0.1%
Barrick Gold Corp.	5,139	223,290
Multimedia — 0.1%
The Walt Disney Co.	1,418	44,497
Time Warner, Inc.	2,221	31,138
		75,635
Networking Products — 0.3%
Cisco Systems, Inc.†	15,537	374,286
Oil Companies-Exploration & Production — 0.5%
Apache Corp.	1,715	207,206
EOG Resources, Inc.	1,805	216,600
Occidental Petroleum Corp.	3,185	233,047
XTO Energy, Inc.	605	37,425
		694,278
Oil Companies-Integrated — 0.7%
Chevron Corp.	2,128	181,646
ConocoPhillips	967	73,695
Exxon Mobil Corp.	4,265	360,734
Hess Corp.	5,005	441,341
Marathon Oil Corp.	300	13,680
		1,071,096
Oil Refining & Marketing — 0.0%
Valero Energy Corp.	1,167	57,311
Oil-Field Services — 0.2%
Baker Hughes, Inc.	967	66,240
Schlumberger, Ltd.	2,021	175,827
		242,067
Optical Supplies — 0.2%
Alcon, Inc.	2,010	285,923
Pharmacy Services — 0.2%
Express Scripts, Inc.†	2,900	186,528
Medco Health Solutions, Inc.†	1,330	58,241
		244,769
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	808	41,782
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,044	84,744
Retail-Discount — 0.2%
Target Corp.	1,538	77,946
Wal-Mart Stores, Inc.	3,842	202,396
		280,342
Retail-Drug Store — 0.4%
CVS Caremark Corp.	14,662	593,958
Walgreen Co.	651	24,796
		618,754

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Retail-Jewelry — 0.0%
Tiffany & Co.	300	$12,552
Retail-Regional Department Stores — 0.1%
Kohl's Corp.†	2,067	88,654
Macy's, Inc.	834	19,232
		107,886
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	4,475	107,579
Telecom Services — 0.1%
Time Warner Cable, Inc., Class A†	5,920	91,701
Telecommunication Equipment — 0.0%
Harris Corp.	500	24,265
Telephone-Integrated — 0.3%
AT&T, Inc.	8,355	319,996
Sprint Nextel Corp.	1,454	9,727
Verizon Communications, Inc.	1,357	49,463
		379,186
Therapeutics — 0.7%
Amylin Pharmaceuticals, Inc.†	1,200	35,052
Gilead Sciences, Inc.†	16,750	863,127
ImClone Systems, Inc.†	1,585	67,236
		965,415
Tobacco — 0.1%
Altria Group, Inc.	1,900	42,180
Philip Morris International, Inc.†	1,900	96,102
		138,282
Transport-Services — 0.1%
United Parcel Service, Inc., Class B	1,251	91,348
Web Portals/ISP — 0.3%
Google, Inc., Class A†	760	334,757
Yahoo!, Inc.†	1,793	51,872
		386,629
Wireless Equipment — 0.3%
Nokia Oyj ADR	6,400	203,712
QUALCOMM, Inc.	4,426	181,466
		385,178
Total Common Stock (cost $18,234,094)		22,290,069
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(5)	2,000	34,000
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	750	16,005
Diversified Financial Services — 0.1%
General Electric Capital Corp. 8.00%(10)	2,000	48,060

Security Description	Shares/ Principal Amount(11)	Market Value (Note 2)
Special Purpose Entity — 0.0%
Structured Repackaged Asset-Backed Trust Securities 3.00%(5)	2,400	$41,040
Total Preferred Stock (cost $175,655)		139,105
ASSET BACKED SECURITIES — 12.9%
Diversified Financial Services — 12.9%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(1)	$900,000	877,325
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	88,339	85,440
AmeriCredit Auto Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	325,000	321,447
AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A3 5.19% due 11/06/11	480,000	469,052
Asset Securitization Corp., Series 1997-D5, Class A1C 6.75% due 02/14/43(1)	11,778	11,782
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.35% due 09/10/47(1)(2)	105,000	102,785
Banc of America Commercial Mtg., Inc., Series 2007-1, Class A4 5.45% due 01/15/49(1)	1,050,000	1,020,484
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.40% due 05/20/36(2)(3)	93,710	92,056
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(3)	90,554	76,580
Banc of America Large Loan, Series 2006-277A, Class PAA 5.27% due 10/10/45*(1)(2)	145,000	108,382
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.20% due 02/11/44(1)	50,000	48,195
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.82% due 11/11/41(1)	930,000	915,630
Capital One Auto Finance Trust, Series 2005-D, Class A4 2.86% due 10/15/12(5)	44,877	42,122
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	125,000	117,741
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	75,000	72,808

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 5.02% due 07/25/37(2)(3)	$107,702	$102,666
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.40% due 07/15/44(1)(2)	300,000	299,468
Commercial Mtg., Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(1)	149,000	145,448
Countrywide Asset-Backed Certs., Series 2006-S6, Class A3 5.66% due 03/25/34	126,000	75,600
Countrywide Home Loans, Series 2007-4, Class 1A1 6.00% due 05/25/37(3)	253,414	235,051
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(3)	223,432	215,822
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.61% due 02/15/39(1)(2)	1,050,000	1,046,439
Crown Castle Towers LLC, Series 2006-1A Class E 6.07% due 11/15/36*(1)	175,000	164,695
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(1)	930,000	909,415
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 4.38% due 03/06/20*(1)(5)	170,000	147,050
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(1)	600,000	608,508
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 6.00% due 03/25/37(2)(3)	89,645	85,259
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 6.46% due 04/25/35(2)(3)	249,839	228,000
Impac CMB Trust, Series 2005-4, Class 1A1A 2.87% due 05/25/35(3)(5)	306,642	272,288
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(1)	600,000	591,331
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(1)	15,000	14,567
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 6.07% due 04/15/45(1)(2)	360,000	365,865

Security Description	Principal Amount(11)	Market Value (Note 2)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB20, Class AJ 6.30% due 09/12/17(1)(2)	$175,000	$138,670
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(1)	320,000	312,008
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/11/30(1)	240,000	244,308
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.51% due 12/25/34(2)(3)	308,526	293,202
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)	400,000	393,667
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.80% due 05/12/39(1)(2)	1,300,000	1,295,076
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(1)	1,390,000	1,358,489
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(1)	164,621	169,613
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(1)	195,000	201,263
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(3)	222,990	205,993
MortgageIT Trust, Series 2005-4, Class A1 2.88% due 10/25/35(3)(5)	669,438	562,017
Nomura Asset Securities Corp., Series 1998-D6, Class A1C 6.69% due 03/15/30(1)	500,000	517,682
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(6)	80,000	70,400
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	210,000	224,351
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	213,458	198,201
Swift Master Auto Receivables Trust, Series 2007-2, Class A 3.47% due 10/15/12(5)	122,662	118,142
Thornburg Mtg. Securities Trust, Series 2003-5, Class 4A 4.56% due 10/25/43(2)(3)	292,607	260,248
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 4.76% due 04/25/45(3)	293,698	273,769
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	790,000	791,200

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.54% due 03/25/35(2)(3)	$641,641	$632,361
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.56% due 01/25/35(2)(3)	798,411	736,685
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR17, Class A2 5.84% due 10/25/36(2)(3)	133,399	127,715
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(2)(3)	51,437	48,416
Total Asset Backed Securities (cost $19,750,954)		19,042,777
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(6)(7)(8) (cost $5,000)	5,000	4,300
CORPORATE BONDS & NOTES — 24.7%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 4.12% due 03/14/13	30,000	30,043
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 4.88% due 05/01/15	32,000	32,565
Agricultural Chemicals — 0.0%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	5,000	4,931
The Mosaic Co. Senior Notes 7.63% due 12/01/14*	10,000	10,700
		15,631
Agricultural Operations — 0.2%
Archer-Daniels-Midland Co. Senior Notes 5.45% due 03/15/18	13,000	13,068
Archer-Daniels-Midland Co. Senior Notes 6.45% due 01/15/38	14,000	14,221
Cargill, Inc. Notes 5.00% due 11/15/13*	32,000	31,890
Cargill, Inc. Notes 5.60% due 09/15/12*	260,000	266,460
		325,639

Security Description	Principal Amount(11)	Market Value (Note 2)
Airlines — 0.6%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	$139,273	$130,917
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	20,000	18,850
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	400,000	398,000
Continental Airlines, Inc. Pass Through Certs. Series 1981-A 6.65% due 03/15/19	44,661	43,991
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	65,000	54,275
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1 Class G2 6.26% due 11/20/21	12,489	12,349
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	260,409	253,608
		911,990
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Debentures 6.38% due 02/01/29	15,000	9,000
General Motors Corp. Debentures 8.25% due 07/15/23	10,000	7,000
		16,000
Banks-Commercial — 0.1%
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	15,000	12,925
First Maryland Capital II Company Guar. Notes 4.09% due 02/01/27(5)	32,000	29,315
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	30,000	30,339
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	15,000	15,804
SunTrust Bank Sub. Notes 7.25% due 03/15/18	13,000	13,295
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	30,000	29,302
US Bank NA Notes 3.90% due 08/15/08	6,000	6,004
		136,984

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Banks-Fiduciary — 0.0%
The Bank of New York Mellon Corp. Senior Notes 4.95% due 11/01/12	$12,000	$12,295
Banks-Super Regional — 1.5%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	190,000	190,172
Bank of America Corp. Senior Notes 5.38% due 09/11/12	180,000	187,246
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	200,000	198,379
Bank of America Corp. Senior Notes 6.00% due 09/01/17	300,000	315,412
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	545,000	516,972
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/38	20,000	20,380
Fleet Capital Trust V Notes 3.76% due 12/18/28(5)	20,000	15,190
JP Morgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	27,000	27,468
Wachovia Capital Trust III 5.80% due 03/15/11(5)(9)	435,000	309,937
Wells Fargo & Co Notes 4.38% due 01/31/13	440,000	437,747
Wells Fargo Bank NA Sub. Notes 6.45% due 02/01/11	30,000	31,909
		2,250,812
Broadcast Services/Program — 0.4%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	170,000	179,555
Liberty Media LLC Senior Notes 7.75% due 07/15/09	290,000	290,572
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	10,000	8,612
Turner Broadcasting Senior Notes 8.38% due 07/01/13	140,000	152,991
		631,730
Building-Residential/Commercial — 0.3%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	11,000	10,587
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	285,000	242,250

Security Description	Principal Amount(11)	Market Value (Note 2)
Building-Residential/Commercial (continued)
Pulte Homes, Inc. Company Guar. Notes 7.88% due 08/01/11	$20,000	$19,200
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	185,000	179,450
		451,487
Cable TV — 0.7%
AT&T Broadband, Inc. Company Guar. Notes 8.38% due 03/15/13	310,000	344,358
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	20,000	17,150
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 11.00% due 10/01/15	7,000	4,812
Comcast Cable Communications LLC Senior Notes 7.13% due 06/15/13	17,000	18,061
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	4,000	3,896
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	118,142
COX Communications, Inc. Notes 5.88% due 12/01/16*	230,000	228,364
COX Communications, Inc. Bonds 6.45% due 12/01/36*	230,000	221,839
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	65,000	62,219
		1,018,841
Casino Hotels — 0.2%
Harrah's Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	150,000	131,250
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	20,000	17,100
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/20*	125,000	123,714
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	10,000	9,550
		281,614
Casino Services — 0.0%
Indianapolis Downs LLC Sec. Notes 11.00% due 11/01/12*	5,000	4,350
Cellular Telecom — 0.3%
Centennial Communications Corp. Senior Notes 10.48% due 01/01/13(5)	25,000	21,750

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	$300,000	$326,313
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14	10,000	9,200
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	25,000	18,500
Rural Cellular Corp. Senior Sub. Notes 6.08% due 06/01/13(5)	5,000	5,000
		380,763
Chemicals-Diversified — 0.0%
E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	9,000	9,120
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	20,000	20,825
		29,945
Chemicals-Specialty — 0.2%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	225,000	218,955
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	15,000	15,900
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	35,000	26,644
		261,499
Coal — 0.2%
Peabody Energy Corp. Company Guar. Notes 6.88% due 03/15/13	270,000	274,050
Commercial Services-Finance — 0.3%
Credit Suisse/New York Sub. Notes 6.00% due 02/15/18	364,000	363,131
The Western Union Co. Senior Notes 5.40% due 11/17/11	42,000	43,023
		406,154
Computer Services — 0.2%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	4,675
Computer Sciences Corp. Senior Notes 3.50% due 04/15/08	15,000	14,997
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	260,000	245,922
		265,594

Security Description	Principal Amount(11)	Market Value (Note 2)
Computers — 0.0%
Hewlett-Packard Co. Senior Notes 4.50% due 03/01/13	$15,000	$15,217
Consumer Products-Misc. — 0.0%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	5,000	4,463
Containers-Paper/Plastic — 0.1%
Pactiv Corp. Bonds 7.95% due 12/15/25	65,000	71,889
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	40,000	33,600
		105,489
Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 5.75% due 03/01/18	10,000	10,181
Data Processing/Management — 0.0%
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/17	25,000	25,835
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	10,000	9,238
Diversified Financial Services — 0.3%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	15,000	15,035
Citigroup Capital XXI 8.30% due 12/21/57(5)	350,000	344,881
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	20,000	20,724
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	20,000	19,277
		399,917
Diversified Manufacturing Operations — 0.3%
Cooper US, Inc. Senior Notes 5.45% due 04/01/15	30,000	30,276
Danaher Corp. Senior Notes 5.63% due 01/15/18	14,000	14,548
Dover Corp. Senior Notes 5.45% due 03/15/18	10,000	10,099
Dover Corp. Senior Notes 6.60% due 03/15/38	16,000	16,510
General Electric Co. Senior Notes 5.25% due 12/06/17	339,000	338,532

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations (continued)
Honeywell International, Inc. Senior Notes 4.25% due 03/01/13	$16,000	$16,162
		426,127
Diversified Operations — 0.2%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	310,000	196,408
Capmark Financial Group, Inc. Company Guar. Notes 6.30% due 05/10/17*	100,000	59,959
		256,367
Electric-Generation — 0.1%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	33,000	34,646
The AES Corp. Senior Notes 8.00% due 10/15/17	20,000	20,250
The AES Corp. Senior Notes 8.88% due 02/15/11	20,000	20,950
		75,846
Electric-Integrated — 1.2%
Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	30,000	30,046
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	225,000	223,817
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	45,000	45,707
Consumers Energy Co. 1st Mtg. Bonds 4.25% due 04/15/08	30,000	30,000
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08	33,000	33,066
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/66(5)	27,000	24,692
DTE Energy Co. Senior Notes 7.05% due 06/01/11	25,000	26,737
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	15,000	15,093
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	45,000	44,895
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	22,020	23,050
Florida Power & Light Co. 1st Mtg. Notes 5.55% due 11/01/17	24,000	25,124

Security Description	Principal Amount(11)	Market Value (Note 2)
Electric-Integrated (continued)
Illinois Power Co. Senior Sec. Notes 6.13% due 11/15/17*	$15,000	$14,833
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	31,581	33,043
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	15,000	15,300
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	8,945	9,896
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	11,000	10,015
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	440,000	478,303
Pacific Gas & Electric Co. Senior Notes 4.80% due 03/01/14	15,000	15,130
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	15,000	15,983
Potomac Electric Power Co. Senior Notes 6.50% due 11/15/37	20,000	19,529
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	22,000	21,412
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	15,000	16,161
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	47,000	46,050
Sierra Pacific Power Co. Senior Sec. Bonds 6.75% due 07/01/37	27,000	25,892
Southern Energy, Inc. Notes 7.90% due 07/15/09†(6)(7)(8)	30,000	0
Southern Power Co. Senior Notes 4.88% due 07/15/15	16,000	15,350
Texas Competitive Electric Holdings Co. LLC, Series A Company Guar. Notes 10.25% due 11/01/15*	10,000	9,962
Texas Competitive Electric Holdings Co. LLC Series B Company Guar. Notes, 10.25% due 11/01/15*	10,000	9,962
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	150,000	152,893
Union Electric Co. Sec. Notes 6.40% due 06/15/17	320,000	336,299
		1,768,240

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electric-Transmission — 0.2%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	$350,000	$347,920
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	5,000	4,812
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	5,000	3,375
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	30,000	29,732
		37,919
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	24,000	24,083
Electronic Parts Distribution — 0.3%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	350,000	361,279
Finance-Auto Loans — 0.2%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	155,000	141,226
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	5,000	4,360
GMAC LLC Senior Notes 6.88% due 09/15/11	20,000	15,307
GMAC LLC Senior Notes 6.88% due 08/28/12	193,000	146,666
		307,559
Finance-Commercial — 0.3%
Caterpillar Financial Services Corp. Notes 4.70% due 03/15/12	22,000	22,480
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	400,000	310,179
CIT Group, Inc. Notes 5.85% due 09/15/16	125,000	96,087
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	16,000	16,244
		444,990
Finance-Consumer Loans — 0.0%
John Deere Capital Corp. Senior Notes 4.50% due 04/03/13	11,000	10,982
John Deere Capital Corp. Senior Notes 5.35% due 04/03/18	11,000	10,966
		21,948

Security Description	Principal Amount(11)	Market Value (Note 2)
Finance-Credit Card — 0.1%
Discover Financial Services Notes 6.45% due 06/12/17*	$75,000	$64,543
Finance-Investment Banker/Broker — 4.3%
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	15,000	14,136
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	360,000	362,044
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	24,000	24,351
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	80,000	69,484
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	110,000	108,464
Citigroup, Inc. Global Sub. Notes 6.00% due 10/31/33	10,000	8,544
Citigroup, Inc. Global Senior Notes 6.13% due 11/21/17	75,000	74,889
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	665,000	657,053
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	30,000	30,739
JP Morgan Chase & Co. Sub. Notes 5.75% due 01/02/13	21,000	21,938
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	217,000	226,292
Lazard Group LLC Senior Notes 6.85% due 06/15/17	520,000	486,941
Lehman Brothers Holdings, Inc. Notes 5.63% due 01/24/13	70,000	68,066
Lehman Brothers Holdings, Inc. Senior Notes 6.20% due 09/26/14	210,000	207,128
Lehman Brothers Holdings, Inc. Sub. Notes 6.50% due 07/19/17	42,000	39,885
Lehman Brothers Holdings, Inc. Notes 6.75% due 12/28/17	160,000	153,810
Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due 07/17/37	80,000	69,364
Lehman Brothers Holdings, Inc. Senior Notes 7.00% due 09/27/27	390,000	360,489

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15	$10,000	$10,765
Merrill Lynch & Co., Inc. Notes 5.45% due 02/05/13	256,000	251,868
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	215,000	169,937
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	250,000	246,702
Morgan Stanley Sub. Notes 4.75% due 04/01/14	490,000	454,858
Morgan Stanley Notes 5.55% due 04/27/17	100,000	94,042
Morgan Stanley Senior Notes 5.75% due 08/31/12	230,000	234,164
Morgan Stanley Senior Notes 6.25% due 08/28/17	110,000	109,400
Morgan Stanley Senior Bonds 6.60% due 04/01/12	15,000	15,552
Morgan Stanley Senior Notes 6.63% due 04/01/18	19,000	19,007
Schwab Capital Trust I Company Guar. Bonds 7.50% due 11/15/37(5)	167,000	155,223
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	1,000	943
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	135,000	129,831
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	165,000	165,081
The Bear Stearns Cos., Inc. Notes 7.25% due 02/01/18	100,000	103,339
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	100,000	101,281
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	175,000	156,272
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	55,000	54,918
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	360,000	362,317
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	130,000	117,159

Security Description	Principal Amount(11)	Market Value (Note 2)
Finance-Investment Banker/Broker (continued)
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	$428,000	$398,183
		6,334,459
Finance-Mortgage Loan/Banker — 0.2%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	45,000	40,078
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	211,000	191,163
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	8,000	6,491
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	60,000	53,511
Residential Capital LLC Company Guar. Notes 8.50% due 04/17/13(19)	15,000	7,275
		298,518
Finance-Other Services — 0.3%
SB Treasury Co. LLC Bonds 9.40% due 06/30/08*(5)(9)	480,000	486,264
Food-Meat Products — 0.1%
Tyson Foods, Inc. Senior Notes 6.60% due 04/01/16	170,000	170,206
Food-Misc. — 0.1%
Kellogg Co. Senior Notes 4.25% due 03/06/13	15,000	14,953
Kraft Foods, Inc. Senior Notes 6.13% due 02/01/18	30,000	29,981
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	120,000	124,969
		169,903
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	5,000	4,838
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Notes 12.00% due 10/15/15*	5,000	3,950
Gas-Distribution — 0.2%
Energen Corp. Notes 7.63% due 12/15/10	290,000	314,198
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 5.50% due 04/15/13	30,000	30,164

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Home Furnishings — 0.0%
Simmons Co. Senior Notes 10.00% due 12/15/14(10)	$6,000	$3,870
Hotels/Motels — 0.1%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.25% due 02/15/13	15,000	14,981
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	105,000	95,898
		110,879
Independent Power Producer — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	25,000	24,500
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc. Debentures 5.65% due 12/01/17	7,000	7,367
Rockwell Automation, Inc. Debentures 6.25% due 12/01/37	26,000	26,674
		34,041
Insurance Brokers — 0.4%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	15,000	14,966
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	5,000	5,090
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	530,000	528,911
		548,967
Insurance-Life/Health — 0.0%
Americo Life, Inc. Notes 7.88% due 05/01/13*	22,000	22,951
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	19,000	19,372
Monumental Global Funding II Notes 5.65% due 07/14/11*	18,000	18,858
		61,181
Insurance-Multi-line — 0.4%
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	75,000	70,034
The Allstate Corp. Senior Notes 7.20% due 12/01/09	38,000	40,198
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	255,000	263,163

Security Description	Principal Amount(11)	Market Value (Note 2)
Insurance-Multi-line (continued)
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	$240,000	$239,692
		613,087
Insurance-Mutual — 0.3%
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	420,000	394,236
Insurance-Property/Casualty — 0.8%
Ace Capital Trust II Company Guar. Notes 9.70% due 04/01/30	260,000	291,298
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(5)	465,000	391,939
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	195,000	214,630
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	135,407
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	4,000	3,708
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	199,833
		1,236,815
Investment Management/Advisor Services — 0.6%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	420,000	447,854
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	450,000	438,162
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*	10,000	10,375
LVB Acquisition Merger Sub, Inc. Senior Sub. Notes 11.63% due 10/15/17*	10,000	10,000
		906,391
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	165,000	163,347
Medical-Drugs — 0.1%
Abbott Laboratories Notes 6.15% due 11/30/37	2,000	2,067
American Home Products Corp. Notes 6.95% due 03/15/11	20,000	21,618
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	14,000	13,483
Wyeth Bonds 5.50% due 02/01/14	25,000	25,895
		63,063

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Medical-HMO — 0.2%
Cigna Corp. Senior Notes 6.35% due 03/15/18	$30,000	$30,446
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/18	280,000	274,265
UnitedHealth Group, Inc. Senior Notes 6.88% due 02/15/38	9,000	8,599
		313,310
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	20,000	20,075
HCA, Inc. Senior Notes 6.25% due 02/15/13	25,000	21,750
HCA, Inc. Senior Notes 9.13% due 11/15/14	15,000	15,450
HCA, Inc. Senior Notes 9.25% due 11/15/16	35,000	36,312
		93,587
Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	370,000	363,328
Metal Processors & Fabrication — 0.0%
Commercial Metals Co. Senior Notes 6.50% due 07/15/17	26,000	26,856
Timken Co. Notes 5.75% due 02/15/10	22,000	22,778
		49,634
Metal-Aluminum — 0.0%
Alcoa, Inc. Notes 6.00% due 01/15/12	18,000	18,688
Alcoa, Inc. Bonds 6.50% due 06/15/18	38,000	39,636
		58,324
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	10,000	10,612
Multimedia — 0.9%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	270,000	282,395
Belo Corp. Senior Notes 6.75% due 05/30/13	15,000	14,410

Security Description	Principal Amount(11)	Market Value (Note 2)
Multimedia (continued)
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	$45,000	$48,344
News America, Inc. Debentures 7.28% due 06/30/28	115,000	121,332
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	15,000	15,896
Time Warner Cos, Inc. Company Guar. Notes 7.25% due 10/15/17	24,000	24,850
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	145,000	160,675
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	25,000	28,130
Time Warner, Inc. Company Guar. Bonds 6.63% due 05/15/29	310,000	290,674
Viacom, Inc. Senior Notes 6.13% due 10/05/17	60,000	58,506
Viacom, Inc. Senior Notes 6.25% due 04/30/16	227,000	220,969
Viacom, Inc. Senior Notes 6.88% due 04/30/36	15,000	14,444
		1,280,625
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	14,000	14,362
Office Automation & Equipment — 0.3%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	10,000	9,500
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	51,000	50,476
Pitney Bowes, Inc. Notes 5.75% due 09/15/17	26,000	26,454
Xerox Corp. Senior Notes 5.50% due 05/15/12	325,000	327,737
		414,167
Oil Companies-Exploration & Production — 0.0%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	40,000	41,200
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	20,000	19,300
		60,500

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated — 0.1%
Hess Corp. Bonds 7.88% due 10/01/29	$15,000	$17,801
Marathon Oil Corp. Senior Notes 5.90% due 03/15/18	15,000	15,078
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	59,000	66,523
		99,402
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	36,000	37,787
Oil-Field Services — 0.0%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	5,000	4,550
Paper & Related Products — 0.0%
Bowater, Inc. Notes 6.50% due 06/15/13	25,000	16,500
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	5,000	4,687
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	5,000	4,625
		25,812
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	15,000	14,812
Pipelines — 0.4%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	30,000	32,410
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	25,000	25,875
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	15,000	15,846
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	10,019
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	450,000	467,345
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	19,000	18,623
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	20,000	21,675
		591,793

Security Description	Principal Amount(11)	Market Value (Note 2)
Publishing-Periodicals — 0.0%
Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	$5,000	$4,862
The Reader's Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	10,000	6,675
		11,537
Quarrying — 0.0%
Vulcan Materials Senior Notes 5.60% due 11/30/12	30,000	30,476
Radio — 0.3%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	390,000	402,500
Real Estate Investment Trusts — 2.0%
AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	20,000	18,070
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	90,000	73,019
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	270,000	250,699
Colonial Properties Trust Notes 6.25% due 06/15/14	40,000	35,978
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	300,000	294,632
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	180,000	168,098
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	200,000	178,413
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	460,000	393,676
Kimco Realty Corp. Notes 5.58% due 11/23/15	375,000	367,805
Liberty Property LP Senior Notes 5.63% due 10/01/17	55,000	52,236
Liberty Property LP Senior Notes 7.25% due 03/15/11	200,000	210,388
Liberty Property LP Senior Notes 8.50% due 08/01/10	210,000	223,906
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	15,000	14,674

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Realty Income Corp. Senior Notes 6.75% due 08/15/19	$305,000	$289,231
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	9,000	7,699
Simon Property Group LP Notes 5.38% due 08/28/08	8,000	8,007
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	310,000	311,411
Vornado Realty LP Notes 4.50% due 08/15/09	15,000	14,691
		2,912,633
Real Estate Management/Services — 0.3%
AMB Property LP Senior Notes 5.45% due 12/01/10	415,000	429,575
Real Estate Operations & Development — 0.4%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	410,000	336,038
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	130,000	120,290
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	180,000	166,130
Regency Centers LP Senior Notes 5.88% due 06/15/17	20,000	18,317
		640,775
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	10,000	7,300
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	5,000	3,175
		10,475
Rental Auto/Equipment — 0.3%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	435,000	357,600
ERAC USA Finance Co. Notes 7.35% due 06/15/08*	40,000	40,282
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	10,000	8,150
		406,032
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	10,000	5,650

Security Description	Principal Amount(11)	Market Value (Note 2)
Retail-Discount — 0.0%
Target Corp. Senior Notes 7.00% due 01/15/38	$24,000	$24,669
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	16,000	15,945
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30*	169,510	179,231
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	29,158	27,778
		222,954
Retail-Regional Department Stores — 0.2%
Macy's Retail Holdings, Inc. Company Guar. Notes 5.88% due 01/15/13	290,000	278,938
Retail-Restaurants — 0.0%
McDonald's Corp. Senior Notes 6.30% due 03/01/38	20,000	20,462
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	10,000	9,050
		29,512
Savings & Loans/Thrifts — 0.1%
Independence Community Bank Corp. Sub. Notes 3.50% due 06/20/13(5)	16,000	15,904
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	46,000	45,508
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	38,000	30,210
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	20,000	17,200
Western Financial Bank Senior Debentures 9.63% due 05/15/12	31,000	32,876
		141,698
Special Purpose Entities — 0.4%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	45,000	45,605
Capital One Capital IV 6.75% due 02/17/37(5)	15,000	10,711
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	10,000	9,000
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	34,000	35,657

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)
Farmers Exchange Capital Notes 7.05% due 07/15/28*	$430,000	$394,822
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Notes 8.88% due 04/01/15	5,000	5,113
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Notes 9.75% due 04/01/17	5,000	4,975
Norbord Delaware GP I Company Guar. Notes 7.45% due 02/15/17*	13,000	10,445
Pricoa Global Funding I Notes 5.30% due 09/27/13*	30,000	31,730
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	21,000	21,409
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	10,000	8,550
The Goldman Sachs Capital III 3.85% due 09/01/12(5)(9)	28,000	17,640
		595,657
Steel-Producers — 0.1%
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	30,000	30,887
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	15,000	14,296
Ryerson, Inc. Senior Sec. Notes 10.61% due 11/01/14*(5)	10,000	9,000
United States Steel Corp. Senior Notes 7.00% due 02/01/18	11,000	10,745
		64,928
Telecom Services — 0.3%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	45,000	44,157
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	100,000	92,000
Qwest Corp. Senior Notes 7.50% due 10/01/14	15,000	14,625
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	240,000	260,761
		411,543

Security Description	Principal Amount(11)	Market Value (Note 2)
Telephone-Integrated — 1.0%
Aliant Communications, Inc. Notes 6.75% due 04/01/28	$300,000	$264,704
AT&T Corp. Senior Notes 7.30% due 11/15/11	14,000	15,164
AT&T, Inc. Notes 5.50% due 02/01/18	250,000	244,785
AT&T, Inc. Notes 6.30% due 01/15/38	255,000	246,566
BellSouth Corp. Senior Notes 6.00% due 10/15/11	50,000	52,311
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	15,000	15,131
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	20,000	20,703
SBC Communications, Inc. Notes 5.10% due 09/15/14	120,000	119,216
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	30,000	23,625
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	190,000	175,750
Sprint Capital Corp. Company Guar. Bonds 8.38% due 03/15/12	110,000	101,750
Verizon Communications, Inc. Notes 6.40% due 02/15/38	170,000	165,507
Verizon New York, Inc. Debentures 6.88% due 04/01/12	27,000	28,396
		1,473,608
Television — 0.2%
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	170,000	178,903
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	85,000	82,769
ION Media Networks, Inc. Senior Sec. Notes 10.51% due 01/15/13*(5)	15,000	11,250
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	5,000	3,138
		276,060
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	2,777	2,735

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Transport-Air Freight (continued)
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	$70,730	$77,803
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	14,772	14,403
		94,941
Transport-Rail — 0.0%
BNSF Funding Trust I 6.61% due 12/15/55(5)	30,000	27,251
CSX Corp. Senior Notes 6.25% due 03/15/18	20,000	19,737
		46,988
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	20,000	18,350
Travel Service — 0.0%
Travelport LLC Company Guar. Notes 7.70% due 09/01/14(5)	5,000	4,050
Total Corporate Bonds & Notes (cost $37,710,132)		36,384,178
FOREIGN CORPORATE BONDS & NOTES — 5.3%
Airport Development/Maintenance — 0.2%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	241,292	259,859
Banks-Commercial — 0.8%
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(5)(9)	21,000	18,986
BOI Capital Funding 6.11% due 02/04/16*(5)(9)	15,000	11,417
Caisse Nationale des Caisses d'Epargne et de Prevoyance Notes 3.86% due 12/30/09(5)(9)	23,000	13,470
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	120,000	113,837
Overseas-Chinese Banking Sub. Notes 7.75% due 09/06/11*	330,000	360,653
Russian Agricultural Bank Bonds 7.18% due 05/16/13	275,000	279,835
VTB Capital SA Senior Notes 6.25% due 07/02/35*	350,000	323,313
		1,121,511

Security Description	Principal Amount(11)	Market Value (Note 2)
Banks-Money Center — 0.5%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	$605,000	$634,765
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(9)	35,000	34,798
		669,563
Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/17	10,000	10,242
Diageo Finance BV Company Guar. Notes 3.88% due 04/01/11	31,000	31,108
		41,350
Brewery — 0.5%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	250,000	292,500
CIA Brasileira de Bebidas Company Guar. Notes 10.50% due 12/15/11	160,000	191,200
SABMiller PLC Notes 6.50% due 07/01/16*	290,000	314,381
		798,081
Cellular Telecom — 0.0%
America Movil SAB de CV Company Guar. Bonds 5.63% due 11/15/17	20,000	19,772
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(6)(7)	20,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	15,000	14,027
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	10,000	10,300
Siemens Financieringsmaatschappij NV Notes 6.13% due 08/17/26*	2,000	1,953
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	30,000	30,125
		42,378
Diversified Minerals — 0.1%
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/36	105,000	102,450

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Operations — 0.3%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	$20,000	$20,031
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	350,000	359,584
		379,615
Electric-Generation — 0.3%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	520,000	467,875
Electric-Integrated — 0.2%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	24,000	24,797
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	9,000	9,337
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	215,000	216,824
		250,958
Food-Misc. — 0.0%
General Mills, Inc. Notes 5.20% due 03/17/15	55,000	55,157
Food-Retail — 0.0%
Delhaize Group SA Notes 6.50% due 06/15/17	24,000	24,785
Gas-Distribution — 0.0%
Nakilat, Inc. Sec. Bonds 6.07% due 12/31/33*	20,000	18,174
Insurance-Multi-line — 0.3%
Aegon NV Sub. Bonds 4.57% due 07/15/14(5)(9)	33,000	18,513
AXA SA Sub. Notes 6.38% due 12/14/36*(5)(9)	23,000	18,540
AXA SA Sub. Notes 8.60% due 12/15/30	280,000	301,319
ING Groep NV Bonds 5.78% due 12/08/15(5)(9)	38,000	32,375
		370,747
Insurance-Property/Casualty — 0.2%
Xl Capital (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	230,000	217,040
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Notes 6.90% due 11/15/37*	12,000	11,599

Security Description	Principal Amount(11)	Market Value (Note 2)
Medical-Drugs — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	$15,000	$9,150
AstraZeneca PLC Senior Notes 5.90% due 09/15/17	10,000	10,571
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	10,000	9,300
		29,021
Metal-Aluminum — 0.0%
Alcan, Inc. Notes 6.13% due 12/15/33	23,000	21,982
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	126,000	124,849
Oil Companies-Integrated — 0.1%
Petrobras International Finance Co. Company Guar. Notes 5.88% due 03/01/18	140,000	134,757
Oil-Field Services — 0.0%
Weatherford International, Ltd. Senior Notes 7.00% due 03/15/38	7,000	7,106
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	15,000	8,625
Pipelines — 0.0%
Enbridge, Inc. Bonds 5.80% due 06/15/14	47,000	47,654
Real Estate Operations & Development — 0.0%
Brascan Corp. Notes 8.13% due 12/15/08	33,000	33,885
Special Purpose Entities — 0.6%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(9)	40,000	27,200
Petroleum Export, Ltd. Senior Notes 5.27% due 06/15/11*	220,043	222,626
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08	15,000	14,892
UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13	555,000	617,368
		882,086
Telecom Services — 0.0%
TELUS Corp. Notes 8.00% due 06/01/11	38,000	41,328

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)		Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone-Integrated — 0.8%
British Telecom PLC Senior Notes 5.15% due 01/15/13		$270,000	$266,072
British Telecommunications PLC Bonds 8.63% due 12/15/30		15,000	18,630
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10		250,000	267,425
France Telecom SA Bonds 7.75% due 03/01/11		220,000	238,555
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11		400,000	396,820
			1,187,502
Transport-Marine — 0.3%
DP World, Ltd. Bonds 6.85% due 07/02/37*		463,000	394,832
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 6.38% due 10/15/11		30,000	32,369
Total Foreign Corporate Bonds & Notes (cost $8,036,499)			7,810,937
FOREIGN GOVERNMENT AGENCIES — 1.7%
Sovereign — 1.7%
Federal Republic of Brazil Notes 6.00% due 11/15/09(4)	BRL	1,240,000	1,197,762
Federal Republic of Brazil Notes 6.00% due 08/15/10	BRL	1,050,000	984,578
Federal Republic of Brazil Notes 8.00% due 01/15/18		20,000	22,400
Federal Republic of Brazil Bonds 10.50% due 07/14/14		35,000	44,450
Province of Quebec Debentures 7.50% due 09/15/29		41,000	54,965
Republic of Argentina Bonds 3.09% due 08/03/12(5)		50,000	26,625
Republic of Argentina Notes 8.28% due 12/31/33		17,790	14,588
Republic of Turkey Senior Notes 11.88% due 01/15/30		50,000	73,812
Republic of Venezuela Notes 8.50% due 10/08/14		20,000	18,550
Republic of Venezuela Bonds 9.25% due 09/15/27		25,000	23,750

Security Description	Principal Amount(11)	Market Value (Note 2)
Sovereign (continued)
Russian Federation Bonds 7.50% due 03/31/30*(12)	$19,700	$22,692
Russian Federation Notes 8.25% due 03/31/10	6,667	7,054
Total Foreign Government Agencies (cost $2,449,030)		2,491,226
LOANS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank BTL-B 5.70% due 12/15/13(13)(14) (cost $217,250)	217,250	178,586
MUNICIPAL BONDS & NOTES — 0.2%
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue Revenue Bonds 6.30% due 07/01/08	100,000	100,806
Southern California Public Power Authority Power Project, Revenue Bonds Series B 6.93% due 05/15/17	125,000	148,263
Total Municipal Bonds & Notes (cost $228,492)		249,069
U.S. GOVERNMENT AGENCIES — 56.0%
Federal Home Loan Mtg. Corp. — 15.3%
5.00% due 12/01/20	38,566	39,039
5.00% due 05/01/21	1,621,379	1,641,267
5.00% due 07/01/21	187,640	189,804
5.00% due 10/01/33	58,872	58,498
5.00% due 05/01/34	223,771	222,065
5.00% due 06/01/34	144,669	143,565
5.00% due 02/01/35	337,873	335,081
5.00% due 07/01/35	129,428	128,358
5.00% due 08/01/35	124,821	123,790
5.00% due 09/01/35	411,344	407,944
5.00% due 10/01/35	180,656	179,163
5.00% due 11/01/35	85,840	85,131
5.00% due 12/01/35	860,816	853,702
5.00% due April TBA	5,200,000	5,148,000
5.50% due 07/01/34	85,204	86,252
5.50% due 07/01/35	102,080	103,274
5.50% due 04/01/37	93,880	94,889
5.50% due 05/01/37	89,818	90,784
5.50% due 06/01/37	373,130	377,142
5.50% due April TBA	8,750,000	8,834,770
5.50% due 08/01/37	1,095,723	1,107,506
5.81% due 01/01/37(5)	57,175	58,295
5.81% due 01/01/37(5)	97,139	98,166
5.96% due 10/01/36(5)	168,411	171,504
6.00% due 09/01/26	396,382	408,063
6.00% due 12/01/33	122,811	126,712
6.00% due 08/01/36	45,146	46,350
6.00% due 10/01/37	144,001	147,800

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
6.50% due 05/01/16	$8,099	$8,483
6.50% due 05/01/29	21,821	22,866
6.50% due 11/01/34	27,498	28,623
6.50% due 03/01/36	61,046	63,380
6.50% due 05/01/36	1,620	1,682
7.00% due 04/01/32	20,453	21,653
8.50% due 11/01/08	1,190	1,202
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(3)	162,128	159,248
Series 2586, Class NK 3.50% due 08/15/16(3)	68,649	68,426
Series 3026, Class PC 4.50% due 01/15/43(3)	150,000	146,118
Series 3102, Class PG 5.00% due 11/15/28(3)	70,000	71,581
Series 3317, Class PD 5.00% due 09/15/31(3)	90,000	90,830
Series 3116, Class PD 5.00% due 10/15/34(3)	150,000	145,861
Series 3312, Class LB 5.50% due 11/15/25(3)	222,000	231,176
Series 3349, Class HB 5.50% due 06/15/31(3)	79,000	81,166
Series 1577, Class PK 6.50% due 09/15/23(3)	96,000	103,178
Series 1226, Class Z 7.75% due 03/15/22(3)	5,980	6,308
		22,558,695
Federal National Mtg. Assoc. — 39.0%
4.50% due 11/01/22	79,102	78,828
4.56% due 01/01/15	848,729	852,061
4.75% due 12/15/10	15,000	15,841
4.85% due 11/01/15	822,491	867,284
5.00% due 03/01/18	72,534	73,562
5.00% due 06/01/19	20,293	20,556
5.00% due 07/01/22	2,362,099	2,386,994
5.00% due 09/01/35	652,412	646,677
5.00% due 10/01/35	2,557,130	2,534,654
5.00% due 01/01/37	73,236	72,543
5.00% due April TBA	3,755,000	3,716,279
5.50% due 06/01/20	471,232	482,352
5.50% due 07/01/20	352,909	361,237
5.50% due 03/01/21	377,501	386,409
5.50% due 04/01/21	529,027	540,789
5.50% due 06/01/21	338,531	346,058
5.50% due 09/01/21	374,289	382,611
5.50% due 12/01/21	923,710	944,247
5.50% due 02/01/22	415,644	424,662
5.50% due 06/01/22	320,083	327,028
5.50% due 11/01/22	29,687	30,331
5.50% due 12/01/33	205,896	208,521
5.50% due 05/01/34	22,993	23,286
5.50% due 06/01/34	64,034	64,803
5.50% due 07/01/35	5,078,517	5,139,552
5.50% due 12/01/35	146,062	147,742
5.50% due 02/01/36	67,912	69,315
5.50% due 06/01/36	2,801,578	2,838,984
5.50% due 12/01/36	6,694	6,766
5.50% due 03/01/37	756,670	764,545

Security Description	Principal Amount(11)	Market Value (Note 2)
Federal National Mtg. Assoc. (continued)
5.50% due 06/01/37	$1,377,083	$1,391,417
5.50% due 07/01/37	1,923,752	1,943,776
5.50% due April TBA	2,750,000	2,806,719
5.50% due April TBA	6,390,000	6,449,906
5.92% due 10/01/11	437,541	460,250
6.00% due 06/01/17	31,407	32,417
6.00% due 07/01/21	1,048,021	1,079,726
6.00% due 08/01/21	572,669	589,993
6.00% due 09/01/21	44,089	45,423
6.00% due 08/01/22	3,143,522	3,237,780
6.00% due 06/01/26	258,967	266,310
6.00% due 03/01/27	311,356	320,109
6.00% due 12/01/33	21,975	22,625
6.00% due 05/01/34	78,780	80,981
6.00% due 07/01/34	9,805	10,091
6.06% due 09/01/11	266,904	282,883
6.11% due 05/01/11	238,001	250,460
6.31% due 02/01/11	208,761	219,979
6.36% due 07/01/08	38,211	38,113
6.50% due 08/01/16	23,317	24,470
6.50% due 09/01/26	1,374,134	1,426,154
6.50% due 09/01/32	45,697	47,637
6.50% due 04/01/34	11,481	11,929
6.50% due 11/01/35	74,212	77,007
6.50% due 02/01/36	333,355	345,560
6.50% due 06/01/36	26,133	27,090
6.50% due 07/01/36	37,868	39,254
6.50% due 09/01/36	84,661	87,760
6.50% due 10/01/36	952,806	987,691
6.50% due 11/01/36	55,815	57,858
6.50% due 10/01/37	74,623	77,350
6.50% due April TBA	9,025,000	9,346,516
7.00% due 06/01/37	620,600	651,883
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30	85,000	85,615
		57,577,249
Government National Mtg. Assoc. — 1.7%
4.50% due 10/15/35	237,987	231,294
4.50% due 05/15/36	548,960	533,328
5.50% due 04/15/36	343,099	350,440
6.00% due 02/15/33	81,410	84,315
6.50% due 07/15/28	841,623	880,368
6.50% due 08/15/28	38,250	40,011
6.50% due 09/15/28	85,325	89,253
6.50% due 11/15/28	74,380	77,804
7.00% due 11/15/31	20,244	21,612
7.00% due 01/15/33	32,006	34,180
7.00% due 05/15/33	46,291	49,435
7.50% due 01/15/32	19,778	21,309
8.00% due 02/15/30	5,131	5,631
8.50% due 11/15/17	3,651	3,988
9.00% due 11/15/21	1,082	1,189
Government National Mtg. Assoc. Pass-Through Series 2005-74 Class HB 7.50% due 09/15/35(3)	14,585	15,763
Government National Mtg. Assoc. Pass-Through Series 2005-74 Class HC 7.50% due 09/16/35(3)	8,420	8,993

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc. Pass-Through Series 2005-74, Class HA 7.50% due 09/16/35(3)	$1,954	$2,075
		2,450,988
Overseas Private Investment Corp. — 0.0%
6.99% due 01/15/09	8,056	8,255
Total U.S. Government Agencies (cost $81,158,266)		82,595,187
U.S. GOVERNMENT TREASURIES — 1.4%
United States Treasury Bonds — 0.8%
5.00% due 05/15/37	13,000	14,543
6.25% due 08/15/23(15)	320,000	393,875
6.63% due 02/15/27	600,000	780,703
		1,189,121
United States Treasury Notes — 0.6%
2.13% due 01/31/10	130,000	131,107
2.75% due 02/28/13	15,000	15,206
3.50% due 02/15/18	33,000	33,191
4.00% due 06/15/09	240,000	246,994
4.13% due 05/15/15	150,000	162,152
4.25% due 08/15/15	250,000	272,363
4.25% due 11/15/17	28,000	29,875
4.50% due 02/15/16	29,000	31,922
		922,810
Total U.S. Government Treasuries (cost $2,023,285)		2,111,931
Total Long-Term Investment Securities (cost $169,988,657)		173,297,365
SHORT-TERM INVESTMENT SECURITIES — 1.4%
U.S. Government Agencies — 1.2%
Federal Home Loan Bank Disc. Notes 1.50% due 04/01/08	1,800,000	1,800,000
U.S. Government Treasuries — 0.2%
United States Treasury Bills 3.25% due 08/15/08(15)	300,000	302,016
Total Short-Term Investment Securities (cost $2,099,297)		2,102,016
REPURCHASE AGREEMENTS — 4.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 03/31/08, to be repurchased 04/01/08 in the amount of $581,008 and collateralized by $570,000 of United States Treasury Bonds, bearing interest at 5.00%, due 07/31/08 and having an approximate value of $593,513	581,000	581,000

Security Description	Principal Amount(11)	Market Value (Note 2)
Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 03/31/08, to be repurchased 04/01/08 in the amount of $346,005 and collateralized by $340,000 of United States Treasury Bonds, bearing interest at 5.00%, due 07/31/08 and having an approximate value of $354,025	$346,000	$346,000
BNP Paribas SA Joint Repurchase Agreement(16)	6,110,000	6,110,000
Total Repurchase Agreements (cost $7,037,000)		7,037,000
TOTAL INVESTMENTS (cost $179,124,954)(17)	123.7%	182,436,381
Liabilities in excess of other assets	(23.7)	(34,967,169)
NET ASSETS	100.0%	$147,469,212

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2008, the aggregate value of these securities was $9,428,520 representing 6.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Commercial Mortgage Backed Security

(2)  Variable Rate Security — the rate reflected is as of March 31, 2008, maturity date reflects the stated maturity date.

(3)  Collateralized Mortgage Obligation

(4)  Brazilian inflation linked security. Income is linked to Brazil's IPCA Consumer Price Index.

(5)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2008.

(6)  Fair valued security; see Note 2

(7)  Illiquid security

(8)  To the extent permitted by the Statement of Additional Information, the Multi-Managed Income Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2008, the Multi-Managed Income Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc. Notes 7.50% due 8/15/09	08/11/2005	$5,000	$5,000	$4,300	$86.00	0.00%
Southern Energy, Inc. Notes 7.90% due 7/15/09	01/10/2006	30,000	0	0	0.00	0.00%
				$4,300		0.00%

(9)  Perpetual maturity — maturity date reflects the next call date.

(10)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

(11)  Denominated in United States dollars unless otherwise indicated.

(12)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2008.

(13)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(14)  Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(15)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(16)  See Note 2 for details of Joint Repurchase Agreements.

(17)  See Note 4 for cost of investments on a tax basis.

(18)  Security was valued using fair valued procedures at March 31, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.

(19)  Variable Rate Security — the rate reflected is as of March 31, 2008, maturity date reflects next reset date.

ADR — American Depository Receipt

BTL — Bank Term Loan

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2008	Unrealized Appreciation (Depreciation)
47	Short	U.S. Treasury 2 YR Notes	June 2008	$10,049,904	$10,088,844	$(38,940)
21	Short	U.S. Treasury 5 YR Notes	June 2008	2,381,860	2,398,922	(17,062)
146	Short	U.S. Treasury 10 YR Notes	June 2008	17,093,938	17,367,156	(273,218)
22	Short	U.S. Treasury Long Bonds	June 2008	2,612,950	2,613,531	(581)
41	Long	Euro-Bund	June 2008	7,599,830	7,534,820	(65,010)
						$(394,811)

Open Bond Forward Contracts

Description	Principal Amount		Delivery Date	Value at Trade Date	Value as of March 31, 2008	Unrealized Appreciation/ (Depreciation)
United States Treasury Notes 4.88% due 08/15/16	USD	6,250,000	04/18/2008	$6,977,261	$7,004,359	$27,098
United States Treasury Notes TIPS 2.50% due 07/15/16	USD	(5,233,100)	04/15/2008	(5,823,536)	(5,890,267)	(66,731)
United States Treasury Notes 4.88% due 08/15/16	USD	(770,000)	04/18/2008	(857,888)	(862,937)	(5,049)
						$(44,682)

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	BRL	6,342,000	USD	3,729,711	06/18/2008	$156,658
*	GBP	859,000	USD	1,708,250	06/18/2008	13,992
*	IDR	395,000,000	USD	42,842	06/23/2008	10
*	USD	121,093	BRL	215,000	06/18/2008	37
*	USD	118,384	GBP	60,000	06/18/2008	8
*	USD	1,593,114	MYR	5,090,000	06/18/2008	5,882
						176,587
Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Depreciation
*	GBP	603,000	USD	1,188,579	06/18/2008	$(755)
*	MYR	355,000	USD	110,713	06/18/2008	(809)
*	USD	2,473,586	BRL	4,207,000	06/18/2008	(103,382)
*	USD	768,553	IDR	7,063,000,000	06/23/2008	(2,688)
*	USD	1,836,926	MYR	5,800,000	06/18/2008	(14,888)
						(122,522)
Net Unrealized Appreciation (Depreciation)						$54,065

*  Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL — Brazilian Real

GBP — Pound Sterling

IDR — Indonesian Rupiah

MYR — Malaysian Ringgit

USD — United States Dollar

TIPS — Treasury Inflation Protected Securities

See Notes to Financial Statements

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc	7.3%
Oil Companies-Integrated	5.1
Repurchase Agreements	4.4
Banks-Commercial	4.3
Diversified Financial Services	2.9
Medical-Drugs	2.9
Commercial Paper	2.7
Telephone-Integrated	2.7
Electric-Integrated	2.5
Special Purpose Entities	2.2
Diversified Manufacturing Operations	1.9
Steel-Producers	1.7
Insurance-Multi-line	1.5
Aerospace/Defense	1.4
Finance-Investment Banker/Broker	1.4
Tobacco	1.4
Computers	1.3
Electronic Components-Semiconductors	1.3
Insurance-Property/Casualty	1.3
Banks-Super Regional	1.2
Food-Retail	1.2
Applications Software	1.1
Chemicals-Diversified	1.1
Enterprise Software/Service	1.1
Medical Products	1.1
Food-Misc	1.0
Real Estate Investment Trusts	1.0
Airlines	0.9
Medical-HMO	0.9
Networking Products	0.9
Oil Companies-Exploration & Production	0.9
Diversified Minerals	0.8
Electric Products-Misc	0.8
Multimedia	0.8
Retail-Discount	0.8
Audio/Video Products	0.7
Auto-Cars/Light Trucks	0.7
Building & Construction-Misc	0.7
Cosmetics & Toiletries	0.7
Medical-Biomedical/Gene	0.7
Retail-Restaurants	0.7
Transport-Marine	0.7
Brewery	0.6
Gas-Distribution	0.6
Real Estate Management/Services	0.6
Retail-Apparel/Shoe	0.6
Agricultural Chemicals	0.5
Auto/Truck Parts & Equipment-Original	0.5
Cable TV	0.5
Cellular Telecom	0.5
Commercial Services-Finance	0.5
Computers-Integrated Systems	0.5
Machinery-General Industrial	0.5
Oil-Field Services	0.5
Wire & Cable Products	0.5
Aerospace/Defense-Equipment	0.4
Beverages-Non-alcoholic	0.4
Computer Aided Design	0.4
Computer Services	0.4
Computers-Memory Devices	0.4

Diversified Operations	0.4%
Energy-Alternate Sources	0.4
Engineering/R&D Services	0.4
Federal Home Loan Mtg. Corp	0.4
Government National Mtg. Assoc	0.4
Health Care Cost Containment	0.4
Import/Export	0.4
Metal-Copper	0.4
Telecom Services	0.4
Wireless Equipment	0.4
Batteries/Battery Systems	0.3
Chemicals-Specialty	0.3
Coal	0.3
Distribution/Wholesale	0.3
E-Commerce/Services	0.3
Engines-Internal Combustion	0.3
Footwear & Related Apparel	0.3
Human Resources	0.3
Index Fund-Large Cap	0.3
Instruments-Scientific	0.3
Insurance-Life/Health	0.3
Investment Companies	0.3
Metal-Diversified	0.3
Metal-Iron	0.3
Mining	0.3
Office Automation & Equipment	0.3
Paper & Related Products	0.3
Pipelines	0.3
Semiconductor Components-Integrated Circuits	0.3
Semiconductor Equipment	0.3
Television	0.3
Toys	0.3
Transport-Rail	0.3
Travel Services	0.3
Venture Capital	0.3
Apparel Manufacturers	0.2
Broadcast Services/Program	0.2
Building-Heavy Construction	0.2
Coatings/Paint	0.2
Commercial Services	0.2
E-Commerce/Products	0.2
Electronic Components-Misc	0.2
Finance-Auto Loans	0.2
Finance-Leasing Companies	0.2
Food-Wholesale/Distribution	0.2
Independent Power Producers	0.2
Index Fund-Small Cap	0.2
Insurance-Reinsurance	0.2
Internet Security	0.2
Investment Management/Advisor Services	0.2
Medical-Wholesale Drug Distribution	0.2
Metal Processors & Fabrication	0.2
Office Furnishings-Original	0.2
Oil & Gas Drilling	0.2
Oil Field Machinery & Equipment	0.2
Oil Refining & Marketing	0.2
Photo Equipment & Supplies	0.2
Rental Auto/Equipment	0.2
Retail-Drug Store	0.2
Retail-Major Department Stores	0.2

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited) (continued)

Schools	0.2%
Telecommunication Equipment	0.2
Water	0.2
Advertising Agencies	0.1
Advertising Sales	0.1
Agricultural Operations	0.1
Athletic Footwear	0.1
Building & Construction Products-Misc.	0.1
Building Products-Air & Heating	0.1
Building Products-Cement	0.1
Casino Hotels	0.1
Circuit Boards	0.1
Consulting Services	0.1
Consumer Products-Misc	0.1
Containers-Metal/Glass	0.1
Containers-Paper/Plastic	0.1
Data Processing/Management	0.1
Decision Support Software	0.1
Diagnostic Kits	0.1
Direct Marketing	0.1
Electric-Distribution	0.1
Electric-Generation	0.1
Electric-Transmission	0.1
Electronic Connectors	0.1
Electronic Design Automation	0.1
Electronic Measurement Instruments	0.1
Electronic Parts Distribution	0.1
Environmental Monitoring & Detection	0.1
E-Services/Consulting	0.1
Finance-Consumer Loans	0.1
Finance-Credit Card	0.1
Finance-Other Services	0.1
Fisheries	0.1
Gambling (Non-Hotel)	0.1
Garden Products	0.1
Golf	0.1
Hazardous Waste Disposal	0.1
Home Furnishings	0.1
Industrial Audio & Video Products	0.1
Industrial Automated/Robotic	0.1
Internet Application Software	0.1
Internet Infrastructure Software	0.1
Intimate Apparel	0.1
Lasers-System/Components	0.1
Machinery-Construction & Mining	0.1
Machinery-Farming	0.1
Machinery-Material Handling	0.1
Medical Instruments	0.1
Medical Laser Systems	0.1
Medical-Generic Drugs	0.1
Medical-Hospitals	0.1
Medical-Outpatient/Home Medical	0.1
Metal-Aluminum	0.1
Miscellaneous Manufacturing	0.1
Platinum	0.1
Power Converter/Supply Equipment	0.1
Printing-Commercial	0.1
Publishing-Books	0.1
Publishing-Periodicals	0.1
Real Estate Operations & Development	0.1

Retail-Automobile	0.1%
Retail-Computer Equipment	0.1
Retail-Pawn Shops	0.1
Rubber/Plastic Products	0.1
Satellite Telecom	0.1
Savings & Loans/Thrifts	0.1
Seismic Data Collection	0.1
Shipbuilding	0.1
Soap & Cleaning Preparation	0.1
Specified Purpose Acquisitions	0.1
Sugar	0.1
Textile-Apparel	0.1
Therapeutics	0.1
Transport-Services	0.1
Vitamins & Nutrition Products	0.1
Warehousing & Harbor Transportation Services	0.1
Web Portals/ISP	0.1
104.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 78.7%
Advanced Materials — 0.0%
Ceradyne, Inc.†	2,038	$65,135
PV Crystalox Solar PLC†(18)	9,925	25,406
		90,541
Advertising Agency — 0.1%
Omnicom Group, Inc.	5,296	233,977
Advertising Sales — 0.1%
Focus Media Holding, Ltd. ADR†	5,966	209,705
Advertising Services — 0.0%
inVentiv Health, Inc.†	2,847	82,022
JC Decaux SA(18)	1,236	36,372
		118,394
Aerospace/Defense — 1.3%
BAE Systems PLC(18)	12,154	117,031
Boeing Co.	19,695	1,464,717
Lockheed Martin Corp.	14,430	1,432,899
Northrop Grumman Corp.	2,344	182,387
Raytheon Co.	18,031	1,164,983
Teledyne Technologies, Inc.†	3,223	151,481
		4,513,498
Aerospace/Defense-Equipment — 0.4%
Curtiss-Wright Corp.	2,513	104,239
European Aeronautic Defense and Space Co.(18)	4,347	103,190
HEICO Corp.	1,598	77,903
Moog, Inc., Class A†	7,220	304,756
Orbital Sciences Corp.†	10,956	264,040
United Technologies Corp.	7,214	496,467
		1,350,595
Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	10,189	1,055,784
Monsanto Co.	5,164	575,786
Terra Industries, Inc.†	1,947	69,177
		1,700,747
Agricultural Operations — 0.1%
Andersons, Inc.	6,143	274,039
Chaoda Modern Agriculture(18)	123,775	140,982
		415,021
Airlines — 0.9%
Air Arabia†	555,627	281,399
Alaska Air Group, Inc.†	715	14,028
British Airways PLC†(18)	239,041	1,109,861
Continental Airlines, Inc., Class B†	21,754	418,329
ExpressJet Holdings, Inc.†	35,252	92,713
Northwest Airlines Corp.†	3,699	33,254
Republic Airways Holdings, Inc.†	13,339	288,923
Skywest, Inc.	14,223	300,390
UAL Corp.	19,517	420,201
		2,959,098
Alternative Waste Technology — 0.0%
Calgon Carbon Corp.†	3,409	51,305

Security Description	Shares	Market Value (Note 2)
Apparel Manufacturers — 0.2%
Coach, Inc.†	16,929	$510,409
Maidenform Brands, Inc.†	5,573	90,673
True Religion Apparel, Inc.†	3,578	66,372
		667,454
Applications Software — 1.1%
Actuate Corp.†	14,638	60,016
Compuware Corp.†	22,032	161,715
Intuit, Inc.†	16,635	449,311
Microsoft Corp.(15)	105,477	2,993,437
Nuance Communications, Inc.†	6,286	109,439
Progress Software Corp.†	4,545	135,987
		3,909,905
Athletic Footwear — 0.1%
Adidas AG(18)	555	36,923
NIKE, Inc., Class B	6,366	432,888
		469,811
Auction House/Art Dealer — 0.0%
Sotheby's	2,329	67,331
Audio/Video Products — 0.7%
Matsushita Electric Industrial Co., Ltd.(18)	89,000	1,933,813
Sony Corp.(18)	8,400	336,016
		2,269,829
Auto Repair Center — 0.0%
Monro Muffler Brake, Inc.	4,770	80,613
Auto-Cars/Light Trucks — 0.6%
Dongfeng Motor Group Co., Ltd.(18)	340,000	152,253
Fiat SpA(18)	67,720	1,564,191
Suzuki Motor Corp.(18)	3,600	91,142
Toyota Motor Corp.(18)	1,800	90,714
Volkswagen AG(18)	362	104,927
		2,003,227
Auto/Truck Parts & Equipment-Original — 0.4%
Accuride Corp.†	10,773	88,123
Aisin Seiki Co., Ltd.(18)	7,500	281,181
American Axle & Manufacturing Holdings, Inc.	1,539	31,550
Autoliv, Inc.	6,247	313,599
Dana Holding Corp.†	1,458	14,580
Lear Corp.†	611	15,831
Tenneco, Inc.†	4,000	111,760
Valeo SA(18)	9,239	366,330
		1,222,954
Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Technologies†	4,500	58,950
Banks-Commercial — 4.0%
Allied Irish Banks PLC(18)	12,335	264,352
Banco Do Brasil SA	15,800	208,091
Banco Latinoamericano de Exportaciones SA	4,924	75,830
Banco Santander Central Hispano SA	9,103	181,366
Banner Corp.	2,204	50,780
Barclays PLC(18)	197,242	1,785,785

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Banks-Commercial (continued)
BNP Paribas SA(18)	13,040	$1,317,756
Cathay General Bancorp	2,842	58,915
Center Financial Corp.	3,620	32,797
City Bank	3,076	68,503
City Holding Co.	2,112	84,269
Commerzbank AG(18)	1,057	33,079
Corus Bankshares, Inc.	3,991	38,832
DBS Group Holdings, Ltd.(18)	116,141	1,527,611
Deutsche Bank AG(18)	1,076	121,737
First Midwest Bancorp, Inc.	3,435	95,390
First Regional Bancorp†	2,020	33,128
FirstMerit Corp.	7,974	164,743
Frontier Financial Corp.	2,140	37,835
Hancock Holding Co.	2,924	122,866
HBOS PLC(18)	29,699	329,972
Imperial Capital Bancorp, Inc.	1,561	33,749
Industrial & Commercial Bank of China(18)	551,000	383,215
Integra Bank Corp.	5,800	93,960
Intervest Bancshares Corp.	2,570	24,646
KBC Groep NV(18)	12,430	1,611,587
Nara BanCorp., Inc.	4,952	64,326
National Bank of Greece SA(18)	1,520	80,700
National Penn Bancshares, Inc.	3,358	61,082
Nordea Bank AB(18)	110,000	1,785,417
Pacific Capital Bancorp	14,681	315,642
Preferred Bank Los Angeles California	2,204	36,785
Provident Bankshares Corp.	5,534	59,435
PT Bank Rakyat Indonesia(18)	238,000	163,981
Raiffeisen International Bank Holding AG(18)	380	52,017
Royal Bank of Scotland Group PLC(18)	56,729	379,573
S&T Bancorp, Inc.	3,135	100,853
Sberbank	32,056	100,335
Societe Generale(18)	395	38,610
Societe Generale NV†	98	9,430
Southwest Bancorp, Inc.	3,620	63,386
Standard Chartered PLC(18)	3,409	116,469
Sterling Bancshares, Inc.	10,615	105,513
Suffolk Bancorp	2,690	85,219
SVB Financial Group†	3,782	165,046
Toronto-Dominion Bank	712	43,776
Turkiye Garanti Bankasi AS	43,094	193,783
Umpqua Holding Corp.	4,784	74,200
Unibanco-Uniao de Bancos Brasileiros SA GDR	2,830	330,091
United Bankshares, Inc.	1,692	45,092
United Community Banks, Inc.	2,114	35,896
Virginia Commerce Bancorp, Inc.†	2,120	24,338
Westpac Banking Corp.(18)	32,172	701,127
		14,012,916

Security Description	Shares	Market Value (Note 2)
Banks-Fiduciary — 0.0%
Northern Trust Corp.	1,384	$91,994
Banks-Super Regional — 1.1%
Bank of America Corp.(15)	24,849	942,025
Comerica, Inc.	927	32,519
KeyCorp	10,305	226,195
US Bancorp	28,144	910,740
Wachovia Corp.	17,274	466,398
Wells Fargo & Co.	36,999	1,076,671
		3,654,548
Batteries/Battery Systems — 0.2%
BYD Co., Ltd.(18)	17,500	32,510
Energizer Holdings, Inc.†	1,100	99,528
Energy Conversion Devices, Inc.†	5,115	152,938
EnerSys†	2,700	64,584
Greatbatch, Inc.†	7,883	145,126
GS Yuasa Corp.(18)	22,000	63,433
Saft Groupe SA(18)	719	28,419
Ultralife Batteries, Inc.†	1,500	17,715
		604,253
Beverages-Non-alcoholic — 0.4%
Coca-Cola Femsa SAB de CV, ADR	1,950	109,844
Coca-Cola Hellenic Bottling Co. SA(18)	1,795	83,842
Pepsi Bottling Group, Inc.	13,058	442,797
PepsiCo, Inc.	6,987	504,461
The Coca-Cola Co.	4,537	276,167
		1,417,111
Brewery — 0.6%
Heineken NV(18)	5,795	336,757
InBev NV†(18)	20,488	1,806,348
		2,143,105
Broadcast Services/Program — 0.2%
DG Fastchannel, Inc.†	4,379	83,989
Grupo Televisa SA ADR	8,600	208,464
Liberty Global, Inc., Class A†	14,472	493,206
Liberty Media Corp., Class A†	1,892	29,780
		815,439
Building & Construction Products-Misc. — 0.1%
Builders FirstSource, Inc.†	5,805	42,144
Drew Industries, Inc.†	885	21,647
Fletcher Building, Ltd.(18)	43,369	286,821
Matsushita Electric Works, Ltd.(18)	9,000	94,014
		444,626
Building & Construction-Misc. — 0.7%
Abengoa SA	5,234	187,161
Aveng, Ltd.(18)	28,087	200,964
Balfour Beatty PLC(18)	17,143	160,219
Bilfinger Berger AG(18)	6,200	533,438
Bouygues SA(18)	15,133	961,202
GS Engineering & Construction Corp.(18)	1,400	205,609
Insituform Technologies, Inc., Class A†	3,199	44,242

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Building & Construction-Misc. (continued)
Layne Christensen Co.†	5,074	$177,691
Murray & Roberts Holdings, Ltd.(18)	10,368	122,146
		2,592,672
Building Products-Air & Heating — 0.1%
TABREED†	344,743	225,285
Building Products-Cement — 0.1%
Cemex SAB de CV ADR†	4,900	127,988
Holcim, Ltd.(18)	480	50,404
		178,392
Building-Heavy Construction — 0.2%
Acciona SA(18)	770	206,185
Perini Corp.†	5,813	210,605
Skanska AB, Class B(18)	17,200	344,980
		761,770
Building-Residential/Commercial — 0.0%
Desarrolladora Homex SAB de CV ADR†	1,162	67,454
Cable TV — 0.3%
Comcast Corp., Class A	14,528	280,971
LodgeNet Entertainment Corp.†	6,443	39,238
Rogers Communications, Inc.	2,490	89,562
The DIRECTV Group, Inc.†	22,354	554,156
		963,927
Casino Hotel — 0.1%
Genting Bhd(18)	141,800	291,543
Cellular Telecom — 0.4%
America Movil SAB de CV, Series L ADR	4,124	262,658
Centennial Communications Corp.†	18,165	107,355
China Mobile, Ltd.(18)	33,100	495,147
China Mobile, Ltd. ADR	683	51,232
Mobile Telesystems OJSC ADR	4,155	315,157
Syniverse Holdings, Inc.†	9,058	150,906
		1,382,455
Chemicals-Diversified — 1.1%
BASF AG(18)	5,029	676,801
Celanese Corp., Class A	800	31,240
FMC Corp.	14,643	812,540
K+S AG(18)	142	46,528
Koninklijke DSM DV(18)	4,580	221,086
Olin Corp.	4,062	80,265
PPG Industries, Inc.	8,817	533,517
Solvay SA(18)	9,009	1,152,154
The Dow Chemical Co.	8,885	327,412
		3,881,543
Chemicals-Plastics — 0.0%
A. Schulman, Inc.	2,380	48,861
Chemicals-Specialty — 0.2%
Arch Chemicals, Inc.	6,884	256,498
H.B. Fuller Co.	6,443	131,501

Security Description	Shares	Market Value (Note 2)
Chemicals-Specialty (continued)
Minerals Technologies, Inc.	258	$16,202
OM Group, Inc.†	5,165	281,699
WR Grace & Co.†	1,968	44,910
Zep, Inc.	1,526	24,752
		755,562
Circuit Boards — 0.1%
Park Electrochemical Corp.	2,020	52,217
TTM Technologies, Inc.†	16,077	181,992
		234,209
Coal — 0.2%
Alpha Natural Resources, Inc.†	500	21,720
Arch Coal, Inc.	700	30,450
Centennial Coal Co., Ltd.	5,085	18,914
China Coal Energy Co.(18)	32,000	56,371
China Shenhua Energy Co., Ltd.(18)	61,500	249,023
CONSOL Energy, Inc.	600	41,514
Felix Resources, Ltd.(18)	1,664	18,923
Foundation Coal Holdings, Inc.	400	20,132
Fushan International Energy Group, Ltd.†(18)	30,000	14,253
Gloucester Coal, Ltd.(18)	1,608	14,390
Hidili Industry International Development, Ltd.†(18)	15,000	19,678
International Coal Group, Inc.†	2,700	17,145
James River Coal Co.†	700	12,264
MacArthur Coal, Ltd.(18)	1,716	20,585
Massey Energy Co.	600	21,900
Patriot Coal Corp.†	400	18,788
Peabody Energy Corp.	800	40,800
Riversdale Mining, Ltd.†(18)	2,362	17,883
UK Coal PLC†(18)	2,001	17,272
Walter Industries, Inc.	400	25,052
Yanzhou Coal Mining Co., Ltd.(18)	28,000	39,394
		736,451
Coatings/Paint — 0.2%
The Sherwin-Williams Co.	10,829	552,712
Commerce — 0.0%
Global Sources, Ltd.†	3,921	58,227
Commercial Services — 0.1%
Standard Parking Corp.†	4,534	95,033
Team, Inc.†	3,354	91,564
TeleTech Holdings, Inc.†	4,770	107,134
		293,731
Commercial Services-Finance — 0.5%
Bankrate, Inc.†	1,194	59,569
Deluxe Corp.	2,732	52,482
Experian Group, Ltd.(18)	14,558	106,016
Interactive Data Corp.	10,390	295,803
Mastercard, Inc., Class A	3,788	844,686
Morningstar, Inc.†	4,213	258,468
		1,617,024

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Computer Aided Design — 0.4%
Ansys, Inc.†	10,729	$370,365
Autodesk, Inc.†	25,674	808,218
Parametric Technology Corp.†	13,047	208,491
		1,387,074
Computer Services — 0.4%
CACI International, Inc., Class A†	1,644	74,884
Computer Sciences Corp.†	5,981	243,965
Electronic Data Systems Corp.	36,102	601,098
IHS, Inc.†	3,150	202,577
Manhattan Associates, Inc.†	3,544	81,264
SYKES Enterprises, Inc.†	8,680	152,681
		1,356,469
Computer Software — 0.0%
Blackbaud, Inc.	6,006	145,826
Computers — 1.3%
Apple, Inc.†	3,977	570,700
Hewlett-Packard Co.(15)	30,824	1,407,424
International Business Machines Corp.	19,730	2,271,712
Palm, Inc.	2,244	11,220
Research In Motion, Ltd.†	607	68,296
Wistron Corp.(18)	128,247	202,699
		4,532,051
Computers-Integrated Systems — 0.5%
Brocade Communications Systems, Inc.†	24,467	178,609
Fujitsu, Ltd.(18)	201,000	1,319,878
Jack Henry & Associates, Inc.	6,318	155,865
Radiant Systems, Inc.†	5,624	78,568
		1,732,920
Computers-Memory Devices — 0.4%
EMC Corp.†	47,390	679,572
Hutchinson Technology, Inc.†	7,558	120,248
NetApp, Inc.†	20,036	401,722
Seagate Technology(17)	970	0
Silicon Storage Technology, Inc.†	16,032	42,004
		1,243,546
Computers-Periphery Equipment — 0.0%
Immersion Corp.†	1,170	8,319
InnoLux Display Corp.(18)	46,000	122,713
		131,032
Consulting Services — 0.1%
Accenture Ltd., Class A	851	29,930
CRA International, Inc.†	347	11,153
MAXIMUS, Inc.	3,179	116,701
Stantec, Inc.	2,341	68,694
Watson Wyatt Worldwide, Inc., Class A	3,386	192,155
		418,633
Consumer Products-Misc. — 0.1%
Blyth, Inc.	4,111	81,069
Fossil, Inc.†	1,850	56,499

Security Description	Shares	Market Value (Note 2)
Consumer Products-Misc. (continued)
Helen of Troy, Ltd.†	812	$13,617
Kimberly-Clark Corp.	4,168	269,045
WD-40 Co.	2,685	89,276
		509,506
Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	1,675	113,783
Silgan Holdings, Inc.	3,875	192,316
		306,099
Containers-Paper/Plastic — 0.0%
Packaging Corp. of America	3,936	87,891
Cosmetics & Toiletries — 0.7%
Alberto-Culver Co.	16,742	458,898
Beiersdorf AG†(18)	1,352	113,717
Chattem, Inc.†	2,557	169,632
Colgate-Palmolive Co.	9,753	759,856
Kao Corp.(18)	14,000	397,033
The Estee Lauder Cos., Inc., Class A	10,072	461,801
		2,360,937
Data Processing/Management — 0.1%
CSG Systems International, Inc.†	16,240	184,649
Decision Support Software — 0.1%
SPSS, Inc.†	8,913	345,646
Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	694	7,710
Diagnostic Equipment — 0.0%
Immucor, Inc.†	2,968	63,337
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	4,082	136,461
OraSure Technologies, Inc.†	8,703	63,619
Quidel Corp.†	10,636	170,814
		370,894
Distribution/Wholesale — 0.3%
Esprit Holdings, Ltd.(18)	12,000	143,884
Inchcape PLC(18)	72,767	580,455
Jardine Cycle & Carriage, Ltd.(18)	12,000	171,682
Medion AG†(18)	1,410	35,579
MWI Veterinary Supply, Inc.†	2,637	92,981
		1,024,581
Diversified Financial Services — 0.1%
Shinhan Financial Group Co., Ltd.(18)	5,980	315,976
Diversified Manufacturing Operations — 1.8%
3M Co.	10,873	860,598
Acuity Brands, Inc.	5,724	245,846
Ameron International Corp.	610	57,053
Charter PLC†(18)	3,169	53,452
Cookson Group PLC(18)	16,778	221,064
Eaton Corp.	1,853	147,628
EnPro Industries, Inc.†	6,453	201,269
General Electric Co.	39,631	1,466,743
Honeywell International, Inc.	17,234	972,342
Illinois Tool Works, Inc.	10,424	502,750
IMI PLC(18)	16,387	148,470
Koppers Holdings, Inc.	7,994	354,214

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Diversified Manufacturing Operations (continued)
LSB Industries, Inc.†	3,400	$50,116
Matthews International Corp., Class A	2,844	137,223
Parker Hannifin Corp.	5,800	401,766
Pentair, Inc.	3,212	102,463
Roper Industries, Inc.	2,154	128,034
Wartsila Oyj, Class B(18)	4,900	330,636
		6,381,667
Diversified Minerals — 0.6%
Anglo American PLC(18)	762	45,780
BHP Billiton, Ltd.(18)	53,467	1,756,678
Cia Vale do Rio Doce ADR	8,470	293,401
Mitsui Mining Co., Ltd.(18)	5,000	14,361
Xstrata PLC(18)	631	44,187
		2,154,407
Diversified Operations — 0.4%
Melco International Development(18)	33,000	45,710
Swire Pacific, Ltd., Class A(18)	107,000	1,213,987
Tomkins PLC(18)	28,254	100,213
		1,359,910
Diversified Operations/Commercial Services — 0.0%
Davis Service Group PLC(18)	15,497	151,914
E-Commerce/Products — 0.2%
Amazon.com, Inc.†	7,804	556,425
Blue Nile, Inc.†	2,502	135,484
		691,909
E-Commerce/Services — 0.3%
eBay, Inc.†	14,372	428,860
Expedia, Inc.†	11,633	254,646
priceline.com, Inc.†	2,275	274,957
		958,463
E-Services/Consulting — 0.1%
Websense, Inc.†	9,347	175,256
Educational Software — 0.0%
Blackboard, Inc.†	2,286	76,192
Electric Products-Misc. — 0.7%
AMETEK, Inc.	1,882	82,639
Emerson Electric Co.	17,922	922,266
Hitachi, Ltd.(18)	106,000	630,502
LG Electronics, Inc.(18)	1,590	204,343
Littelfuse, Inc.†	5,828	203,805
Mitsubishi Electric Corp.(18)	22,000	193,883
Sanyo Electric Co., Ltd.†(18)	44,000	92,879
Sharp Corp.(18)	3,000	51,155
		2,381,472
Electric-Distribution — 0.1%
National Grid PLC(18)	11,343	155,652
Vector, Ltd.(18)	45,561	61,707
		217,359
Electric-Generation — 0.0%
Huaneng Power International, Inc.(18)	60,000	45,665

Security Description	Shares	Market Value (Note 2)
Electric-Integrated — 2.3%
A2A SpA(18)	173,963	$640,215
Alliant Energy Corp.	8,045	281,655
BKW FMB Energie AG(18)	391	49,885
Black Hills Corp.	806	28,839
Cleco Corp.	3,429	76,055
Constellation Energy Group, Inc.	4,406	388,918
Edison International	22,999	1,127,411
Enel SpA(18)	41,975	446,103
Energias de Portugal SA(18)	39,677	240,506
First Philippine Holdings Corp.(18)	16,790	16,533
FirstEnergy Corp.	5,139	352,638
Fortum Oyj(18)	1,100	44,815
International Power PLC(18)	23,180	183,071
Northwestern Corp.	3,429	83,565
OGE Energy Corp.	3,158	98,435
PG&E Corp.	31,102	1,145,176
Portland General Electric Co.	11,607	261,738
Public Power Corp. SA(18)	31,860	1,397,352
Public Service Enterprise Group, Inc.	1,571	63,138
RWE AG(18)	1,254	154,059
Scottish and Southern Energy PLC(18)	3,185	88,769
Suez SA(18)	5,603	368,119
Tokyo Electric Power Co., Inc.(18)	15,400	414,260
TransAlta Corp.	500	15,554
Westar Energy, Inc.	2,072	47,179
		8,013,988
Electric-Transmission — 0.1%
Terna Rete Elettrica Nazionale SpA(18)	88,976	379,400
Electronic Components-Misc. — 0.2%
Alps Electric Co., Ltd.(18)	19,200	189,792
Asustek Computer, Inc.(18)	28,000	82,221
Cubic Corp.	2,047	58,196
Fanuc, Ltd.(18)	800	77,428
Hon Hai Precision Industry Co., Ltd.(18)	31,920	183,302
Methode Electronics, Inc.	8,941	104,520
		695,459
Electronic Components-Semiconductors — 1.2%
Advanced Analogic Technologies, Inc.†	12,311	69,188
Authentec, Inc.†	6,576	65,365
Intel Corp.	71,944	1,523,774
MEMC Electronic Materials, Inc.†	9,591	680,002
National Semiconductor Corp.	28,341	519,207
NVIDIA Corp.†	6,814	134,849
Samsung Electronics Co., Ltd.(18)	1,263	802,543
Shinko Electric Industries Co., Ltd.(18)	4,800	54,437
Texas Instruments, Inc.	3,299	93,263
Xilinx, Inc.	3,858	91,627
		4,034,255

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Electronic Connectors — 0.1%
Thomas & Betts Corp.†	11,448	$416,364
Electronic Design Automation — 0.1%
Ansoft Corp.†	10,346	315,760
Comtech Group, Inc.†	4,063	43,840
		359,600
Electronic Measurement Instruments — 0.1%
Analogic Corp.	467	31,074
Badger Meter, Inc.	1,359	58,709
Itron, Inc.†	1,480	133,540
National Instruments Corp.	4,198	109,736
		333,059
Electronic Parts Distribution — 0.1%
Avnet, Inc.†	6,323	206,952
Electronic Security Devices — 0.0%
American Science and Engineering, Inc.	1,540	84,038
Electronics-Military — 0.0%
Safran SA(18)	2,174	44,506
Energy-Alternate Sources — 0.4%
Aventine Renewable Energy Holdings, Inc.†	8,382	43,587
Ballard Power Systems, Inc.†	3,700	15,170
Canadian Solar, Inc.†	800	16,720
China Sunergy Co., Ltd.†	2,300	16,790
EDF Energies Nouvelles SA(18)	1,330	81,549
Ersol Solar Energy AG†(18)	285	23,422
Evergreen Solar, Inc.†	2,900	26,883
First Solar, Inc.†	233	53,856
FuelCell Energy, Inc.†	8,420	55,993
Headwaters, Inc.†	9,800	129,262
JA Solar Holdings Co., Ltd. ADR†	12,472	231,979
LDK Solar Co., Ltd. ADR†	1,200	32,400
MGP Ingredients, Inc.	9,737	68,062
Q-Cells AG†(18)	479	47,605
Renewable Energy Corp. AS†(18)	1,700	47,772
Solar Millennium AG†(18)	468	20,795
Solarfun Power Holdings Co., Ltd.†	2,000	24,120
Solaria Energia y Medio Ambiente SA†(18)	1,708	32,054
Solarworld AG(18)	856	40,826
Sunpower Corp., Class A†	600	44,706
Suntech Power Holdings Co., Ltd. ADR†	1,000	40,560
Theolia SA†(18)	1,980	60,232
Trina Solar, Ltd. ADR†	600	18,444
Verasun Energy Corp.†	14,100	103,635
Yinglo Green Energy Holding Co., Ltd. ADR†	1,900	32,490
		1,308,912
Engineering/R&D Services — 0.4%
ABB, Ltd.(18)	5,012	134,968
Aecom Technology Corp.†	3,710	96,497
Boart Longyear Group(18)	296,870	498,283

Security Description	Shares	Market Value (Note 2)
Engineering/R&D Services (continued)
McDermott International, Inc.†	3,727	$204,314
SAIC, Inc.†	6,557	121,895
Samsung Engineering Co. Ltd.(18)	2,290	212,953
URS Corp.†	1,561	51,029
		1,319,939
Engines-Internal Combustion — 0.3%
Cummins, Inc.	23,550	1,102,611
Tognum AG†(18)	1,691	37,041
		1,139,652
Enterprise Software/Service — 1.1%
BMC Software, Inc.†	41,987	1,365,417
Informatica Corp.†	9,271	158,163
JDA Software Group, Inc.†	16,061	293,113
MicroStrategy, Inc., Class A†	1,619	119,790
Omnicell, Inc.†	3,170	63,717
Oracle Corp.†	53,477	1,046,010
Packeteer, Inc.†	5,867	29,863
PROS Holdings, Inc.†	5,570	69,904
Sybase, Inc.†	18,559	488,102
		3,634,079
Entertainment Software — 0.0%
The9, Ltd.†	5,695	116,748
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	3,746	73,084
Environmental Monitoring & Detection — 0.1%
Clean Harbors, Inc.†	2,584	167,960
Met-Pro Corp.	1,011	11,343
		179,303
Filtration/Separation Products — 0.0%
Pall Corp.	3,154	110,611
Finance-Consumer Loans — 0.1%
African Bank Investments, Ltd.(18)	29,524	97,061
ASTA Funding, Inc.	7,187	100,115
World Acceptance Corp.†	3,562	113,450
		310,626
Finance-Credit Card — 0.1%
Advanta Corp., Class B	6,598	46,384
Credit Saison Co., Ltd.(18)	2,400	67,116
Discover Financial Services	10,617	173,800
		287,300
Finance-Investment Banker/Broker — 1.2%
Babcock & Brown, Ltd.(18)	4,471	60,674
Citigroup, Inc.(15)	24,234	519,092
Greenhill & Co., Inc.	1,689	117,487
Interactive Brokers Group, Inc., Class A†	5,212	133,792
Investment Technology Group, Inc.†	2,583	119,283
JPMorgan Chase & Co.	24,565	1,055,067
Knight Capital Group, Inc., Class A†	11,902	193,288
Macquarie Group, Ltd.(18)	2,297	111,630
Morgan Stanley	14,816	677,091
optionsXpress Holdings, Inc.	3,613	74,825

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Finance-Investment Banker/Broker (continued)
SWS Group, Inc.	19,249	$235,415
The Goldman Sachs Group, Inc.	5,402	893,437
		4,191,081
Finance-Leasing Companies — 0.2%
Mitsubishi UFJ Lease & Finance Co., Ltd.(18)	10,900	380,823
ORIX Corp.(18)	2,770	378,852
		759,675
Finance-Other Services — 0.1%
Athens Stock Exchange SA(18)	3,190	76,049
Deutsche Boerse AG(18)	418	67,406
FCStone Group, Inc.†	2,150	59,555
Man Group PLC, Class B(18)	8,530	93,850
		296,860
Financial Guarantee Insurance — 0.0%
PMI Group, Inc.	5,120	29,798
Radian Group, Inc.	1,794	11,787
Security Capital Assurance, Ltd.	844	439
		42,024
Fishery — 0.1%
Toyo Suisan Kaisha, Ltd.(18)	24,000	361,705
Food-Baking — 0.0%
Flowers Foods, Inc.	3,883	96,104
Food-Confectionery — 0.0%
Barry Callebaut AG†(18)	68	58,893
Food-Misc. — 0.9%
Axfood AB(18)	2,400	85,495
Cal-Maine Foods, Inc.	3,960	132,185
Campbell Soup Co.	3,348	113,664
General Mills, Inc.	13,178	789,098
Iaws Group PLC, Class A(18)	8,650	203,329
Kerry Group PLC(18)	25,817	805,440
Nestle SA(18)	517	258,455
Ralcorp Holdings, Inc.†	2,873	167,065
Sara Lee Corp.	30,263	423,077
Seaboard Corp.	24	37,560
Unilever NV(18)	4,722	158,671
		3,174,039
Food-Retail — 1.2%
Carrefour SA(18)	531	40,962
Colruyt SA(18)	3,887	1,003,627
Ingles Markets, Inc., Class A	2,725	67,008
Koninklijke Ahold NV†(18)	6,488	96,268
Safeway, Inc.	42,108	1,235,870
The Kroger Co.	20,152	511,861
Woolworths, Ltd.(18)	45,422	1,206,900
		4,162,496
Food-Wholesale/Distribution — 0.2%
Nash Finch Co.	12,718	432,158
Spartan Stores, Inc.	5,352	111,589
		543,747

Security Description	Shares	Market Value (Note 2)
Footwear & Related Apparel — 0.3%
Deckers Outdoor Corp.†	4,742	$511,283
Skechers USA, Inc., Class A†	881	17,805
Steven Madden, Ltd.†	14,694	251,708
Wolverine World Wide, Inc.	6,907	200,372
		981,168
Funeral Services & Related Items — 0.0%
Stewart Enterprises, Inc., Class A	4,851	31,143
Gambling (Non-Hotel) — 0.1%
IG Group Holdings PLC(18)	13,562	88,065
William Hill PLC(18)	16,187	120,692
		208,757
Garden Products — 0.1%
Toro Co.	5,111	211,544
Gas-Distribution — 0.6%
Energen Corp.	18,634	1,160,898
Northwest Natural Gas Co.	6,771	294,133
Osaka Gas Co., Ltd.(18)	115,000	461,888
WGL Holdings, Inc.	3,136	100,540
		2,017,459
Golf — 0.1%
Callaway Golf Co.	11,392	167,235
Hazardous Waste Disposal — 0.1%
American Ecology Corp.	3,640	92,201
Energy Solutions, Inc.	5,000	114,700
		206,901
Health Care Cost Containment — 0.4%
Corvel Corp.†	8,228	251,694
Healthspring, Inc.†	19,464	274,053
McKesson Corp.	16,629	870,861
		1,396,608
Home Furnishings — 0.1%
American Woodmark Corp.	8,760	180,106
Tempur-Pedic International, Inc.	3,674	40,414
		220,520
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc.†	2,112	97,638
Human Resources — 0.3%
Administaff, Inc.	3,764	88,868
AMN Healthcare Services, Inc.†	5,908	91,102
Heidrick & Struggles International, Inc.	7,734	251,587
Korn/Ferry International†	9,537	161,175
Manpower, Inc.	2,409	135,530
Robert Half International, Inc.	8,377	215,624
TrueBlue, Inc.†	14,279	191,910
		1,135,796
Identification Systems — 0.0%
Checkpoint Systems, Inc.†	5,055	135,727

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Import/Export — 0.4%
ITOCHU Corp.(18)	57,000	$565,519
Marubeni Corp.(18)	31,000	230,386
Mitsubishi Corp.(18)	15,800	486,885
		1,282,790
Independent Power Producers — 0.1%
Mirant Corp.†	1,260	45,851
Ormat Technologies, Inc.	4,653	200,126
		245,977
Industrial Audio & Video Products — 0.1%
Dolby Laboratories, Inc., Class A†	5,724	207,552
Industrial Automated/Robotic — 0.1%
iRobot Corp.†	4,311	73,761
Nordson Corp.	2,423	130,479
		204,240
Instruments-Controls — 0.0%
Watts Water Technologies, Inc., Class A	2,445	68,533
Instruments-Scientific — 0.3%
Applera Corp.-Applied Biosystems Group	1,050	34,503
FEI Co.†	11,134	243,055
Roth & Rau AG†(18)	91	18,981
Varian, Inc.†	6,465	374,453
Waters Corp.†	8,202	456,851
		1,127,843
Insurance-Life/Health — 0.3%
Nationwide Financial Services, Inc., Class A	3,527	166,757
Old Mutual PLC(18)	230,293	504,928
Prudential PLC(18)	9,094	120,083
Sony Financial Holdings, Inc.(3)(18)	23	93,827
		885,595
Insurance-Multi-line — 1.4%
Allianz SE(18)	998	197,885
Allstate Corp.	18,672	897,376
American Financial Group, Inc.	14,547	371,821
Fondiaria-Sai SpA(18)	11,300	467,629
ING Groep NV(18)	19,294	721,340
Loews Corp.	7,348	295,537
Mapfre SA(18)	102,032	512,178
Ping An Insurance Group Co. of China Ltd.(18)	20,000	140,992
Topdanmark A/S†(18)	600	100,802
Zurich Financial Services AG(18)	4,010	1,263,999
		4,969,559
Insurance-Property/Casualty — 1.3%
American Physicians Capital, Inc.	1,928	89,382
Amerisafe, Inc.†	5,749	72,667
Arch Capital Group, Ltd.†	6,026	413,806
Chubb Corp.	12,936	640,073

Security Description	Shares	Market Value (Note 2)
Insurance-Property/Casualty (continued)
Commerce Group, Inc.	6,865	$247,552
Navigators Group, Inc.†	2,579	140,298
Philadelphia Consolidated Holding Corp.†	11,331	364,858
SAFECO Corp.	18,575	815,071
Safety Insurance Group, Inc.	2,478	84,574
SeaBright Insurance Holdings, Inc.†	7,007	103,213
Selective Insurance Group, Inc.	3,230	77,132
The Travelers Cos., Inc.	5,355	256,237
W.R. Berkley Corp.	36,531	1,011,543
Zenith National Insurance Corp.	6,802	243,920
		4,560,326
Insurance-Reinsurance — 0.2%
Aspen Insurance Holdings, Ltd.	7,992	210,829
Max Re Capital, Ltd.	1,239	32,450
Muenchener Rueckversicherungs- Gesellschaft AG(18)	260	50,825
Odyssey Re Holdings Corp.	9,332	342,951
Platinum Underwriters Holdings, Ltd.	494	16,035
Validus Holdings, Ltd.	3,233	75,749
		728,839
Internet Application Software — 0.1%
CyberSource Corp.†	11,898	173,830
eResearch Technology, Inc.†	10,072	125,094
Interwoven, Inc.†	7,470	79,780
Vignette Corp.†	6,793	89,735
		468,439
Internet Content-Entertainment — 0.0%
Perfect World Co., Ltd. ADR†	4,000	90,840
Internet Infrastructure Software — 0.1%
Chordiant Software, Inc.†	21,224	127,981
F5 Networks, Inc.†	3,530	64,140
TIBCO Software, Inc.†	7,073	50,501
		242,622
Internet Security — 0.2%
Blue Coat Systems, Inc.†	14,994	330,468
SonicWALL, Inc.†	52,124	425,853
		756,321
Internet Telephone — 0.0%
j2 Global Communications, Inc.†	6,165	137,603
Intimate Apparel — 0.1%
The Warnaco Group, Inc.†	11,747	463,302
Investment Companies — 0.3%
Harris & Harris Group, Inc.†	10,500	74,865
Investor AB, Class B(18)	45,400	1,023,485
		1,098,350
Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	11,516	597,105
Calamos Asset Management, Inc., Class A	7,448	121,253
		718,358

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Lasers-System/Components — 0.1%
II-VI, Inc.†	6,471	$245,769
Rofin-Sinar Technologies, Inc.†	3,380	151,762
		397,531
Leisure Products — 0.0%
WMS Industries, Inc.†	580	20,863
Lighting Products & Systems — 0.0%
Zumtobel AG(18)	1,372	36,535
Machine Tools & Related Products — 0.0%
Hardinge, Inc.	1,988	27,355
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.†	1,564	60,621
Bucyrus International, Inc.	300	30,495
Joy Global, Inc.	500	32,580
Komatsu, Ltd.(18)	1,300	36,867
Terex Corp.†	1,076	67,250
		227,813
Machinery-Electrical — 0.0%
Franklin Electric Co., Inc.	1,853	63,317
Machinery-Farming — 0.1%
AGCO Corp.†	3,400	203,592
Lindsay Corp.	863	88,432
		292,024
Machinery-General Industrial — 0.5%
Alstom(18)	711	154,449
Andritz AG(18)	6,992	385,262
Applied Industrial Technologies, Inc.	7,153	213,803
Gardner Denver, Inc.†	3,862	143,280
Intevac, Inc.†	6,537	84,654
MAN AG(18)	262	34,769
Rieter Holding AG(18)	385	147,293
The Manitowoc Co., Inc.	2,496	101,837
Volvo AB, Class A(18)	19,100	285,025
Wabtec Corp.	2,882	108,536
		1,658,908
Machinery-Material Handling — 0.1%
Cascade Corp.	2,295	113,166
Columbus McKinnon Corp.†	4,558	141,207
Tanfield Group PLC†(18)	27,798	53,521
		307,894
Machinery-Pumps — 0.0%
Gorman-Rupp Co.	1,761	57,919
Medical Instruments — 0.1%
Cepheid, Inc.†	1,420	34,634
Techne Corp.†	1,989	133,979
		168,613
Medical Labs & Testing Services — 0.0%
Genoptix, Inc.†	3,089	77,256
Medical Laser Systems — 0.1%
Cutera, Inc.†	6,331	85,279
Cynosure, Inc. Class A†	7,253	154,489
LCA-Vision, Inc.	1,535	19,187
		258,955

Security Description	Shares	Market Value (Note 2)
Medical Products — 1.1%
Becton Dickinson & Co.	4,766	$409,161
China Medical Technologies, Inc. ADR	8,991	369,440
Haemonetics Corp.†	3,801	226,464
Johnson & Johnson	29,297	1,900,496
Mentor Corp.	8,623	221,784
Terumo Corp.(18)	2,500	130,790
West Pharmaceutical Services, Inc.	3,029	133,973
Zoll Medical Corp.†	9,501	252,632
		3,644,740
Medical Sterilization Products — 0.0%
STERIS Corp.	5,699	152,904
Medical-Biomedical/Gene — 0.7%
Affymetrix, Inc.†	4,035	70,249
American Oriental Bioengineering, Inc.†	33,194	268,871
Bio-Rad Laboratories, Inc., Class A†	917	81,567
Biogen Idec, Inc.†	1,799	110,980
Cambrex Corp.	8,786	60,887
Enzon Pharmaceuticals, Inc.†	12,817	118,045
Illumina, Inc.†	2,429	184,361
InterMune, Inc.†	10,125	147,623
Invitrogen Corp.†	1,207	103,162
LifeCell Corp.†	5,083	213,639
Martek Biosciences Corp.†	17,614	538,460
Millennium Pharmaceuticals, Inc.†	25,376	392,313
Myriad Genetics, Inc.†	2,246	90,491
Regeneron Pharmaceuticals, Inc.†	3,762	72,193
Savient Pharmaceuticals, Inc.†	5,862	117,240
		2,570,081
Medical-Drugs — 2.9%
Astellas Pharma, Inc.(18)	3,400	131,949
AstraZeneca PLC(18)	46,469	1,737,276
Bristol-Myers Squibb Co.	13,714	292,108
Cubist Pharmaceuticals, Inc.†	1,461	26,912
Daiichi Sankyo Co., Ltd.(18)	2,700	79,893
Eli Lilly & Co.	9,517	490,982
Forest Laboratories, Inc.†	9,915	396,699
GlaxoSmithKline PLC(18)	27,460	581,910
Hisamitsu Pharmaceutical Co., Inc.(18)	1,600	58,311
K-V Pharmaceutical Co., Class A†	3,578	89,307
Medicis Pharmaceutical Corp., Class A	3,408	67,104
Merck & Co., Inc.	43,471	1,649,724
Novartis AG(18)	13,558	695,242
Novo-Nordisk A/S(18)	1,100	75,268
OSI Pharmaceuticals, Inc.†	2,069	77,360
Pfizer, Inc.(15)	44,535	932,118
Prestige Brands Holdings, Inc.†	14,217	116,295
Roche Holding AG(18)	417	78,516
Salix Pharmaceuticals, Ltd.†	5,072	31,852
Schering-Plough Corp.	53,227	767,001

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Medical-Drugs (continued)
Sciele Pharma, Inc.†	8,186	$159,627
Taisho Pharmaceutical Co., Ltd.(18)	16,000	317,680
UCB SA(18)	1,324	46,069
Wyeth	22,181	926,279
XenoPort, Inc.†	2,441	98,787
		9,924,269
Medical-Generic Drugs — 0.1%
Par Pharmaceutical Cos., Inc.†	8,349	145,189
Teva Pharmaceutical Industries, Ltd. ADR	1,130	52,195
		197,384
Medical-HMO — 0.9%
Aetna, Inc.	22,828	960,831
Coventry Health Care, Inc.†	12,923	521,443
Humana, Inc.†	16,467	738,710
Magellan Health Services, Inc.†	5,021	199,284
UnitedHealth Group Inc.	12,904	443,381
WellCare Health Plans, Inc.†	2,371	92,350
WellPoint, Inc.†	6,326	279,166
		3,235,165
Medical-Hospitals — 0.0%
MedCath Corp.†	6,852	124,706
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	6,013	236,551
Apria Healthcare Group, Inc.†	4,145	81,864
		318,415
Medical-Wholesale Drug Distribution — 0.2%
Alfresa Holdings Corp.(18)	1,700	133,840
Suzuken Co., Ltd.(18)	13,700	566,198
Toho Pharmaceutical Co., Ltd.(18)	2,100	53,916
		753,954
Metal Processors & Fabrication — 0.2%
NSK, Ltd.(18)	5,000	38,031
Quanex Corp.	6,958	360,007
RBC Bearings, Inc.†	2,816	104,558
Sun Hydraulics Corp.	721	21,104
		523,700
Metal-Aluminum — 0.1%
Aluminum Corp of China, Ltd.(18)	106,000	170,886
Metal-Copper — 0.4%
Southern Copper Corp.	12,397	1,287,181
Metal-Diversified — 0.2%
Hecla Mining Co.†	8,287	92,483
Mining & Metallurgical Co. Norilsk Nickel ADR	11,190	314,999
Rio Tinto PLC(18)	850	88,253
Rio Tinto, Ltd.(18)	796	89,015
		584,750
Metal-Iron — 0.3%
Cleveland-Cliffs, Inc.	7,767	930,642

Security Description	Shares	Market Value (Note 2)
Mining — 0.3%
Antofagasta PLC(18)	62,658	$871,499
Yamana Gold, Inc.	2,800	41,082
		912,581
Miscellaneous Manufacturing — 0.1%
Freightcar America, Inc.	7,287	249,944
Glory, Ltd.(18)	3,900	84,294
		334,238
MRI/Medical Diagnostic Imaging — 0.0%
Alliance Imaging, Inc.†	12,787	109,968
Multimedia — 0.8%
Astral Media, Inc. Class A	1,030	39,125
FactSet Research Systems, Inc.	2,669	143,779
Liberty Media Corp.- Entertainment, Series A†	7,568	171,340
Naspers, Ltd.(18)	13,894	241,655
The Walt Disney Co.	21,110	662,432
Time Warner, Inc.	57,948	812,431
Vivendi Universal SA†(18)	16,037	627,353
		2,698,115
Networking Products — 0.9%
Acme Packet, Inc.†	7,946	63,488
Anixter International, Inc.†	1,705	109,188
Atheros Communications, Inc.†	2,882	60,061
Cisco Systems, Inc.†(15)	91,596	2,206,548
NTT Data Corp.(18)	101	443,094
Polycom, Inc.†	13,381	301,608
		3,183,987
Non-Ferrous Metals — 0.0%
Barrick Gold Corp.	2,145	93,787
USEC, Inc.†	12,948	47,908
		141,695
Office Automation & Equipment — 0.3%
Canon, Inc.(18)	14,000	648,766
Oce NV(18)	18,291	311,263
		960,029
Office Furnishings-Original — 0.2%
Herman Miller, Inc.	16,782	412,334
Steelcase, Inc., Class A	20,391	225,524
		637,858
Oil & Gas Drilling — 0.2%
ENSCO International, Inc.	5,671	355,118
Helmerich & Payne, Inc.	4,204	197,042
Noble Corp.	4,241	210,650
Parker Drilling Co.†	6,833	44,141
SeaDrill, Ltd.(18)	1,837	49,455
		856,406
Oil Companies-Exploration & Production — 0.7%
CNOOC, Ltd.(18)	73,000	107,155
Comstock Resources, Inc.†	3,131	126,179
Devon Energy Corp.	1,285	134,064
Inpex Holdings, Inc.(18)	5	56,129
Mariner Energy, Inc.†	6,345	171,379
OAO Gazprom(18)	64,734	818,379
OAO Gazprom ADR	4,567	232,917
Occidental Petroleum Corp.	8,150	596,336
Queensland Gas Co., Ltd.†	5,926	19,930
Rosetta Resources, Inc.†	3,815	75,041

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Oil Companies-Exploration & Production (continued)
Swift Energy Co.†	2,374	$106,806
Unit Corp.†	2,204	124,857
		2,569,172
Oil Companies-Integrated — 5.0%
BG Group PLC(18)	4,079	94,461
BP PLC(18)	73,931	748,576
Chevron Corp.(15)	28,311	2,416,627
China Petroleum & Chemical Corp.(18)	313,000	269,129
China Petroleum & Chemical Corp. ADR	242	20,807
ConocoPhillips(15)	15,920	1,213,263
Delek US Holdings, Inc.	4,039	51,174
Eni SpA(18)	32,629	1,112,238
Exxon Mobil Corp.(15)	51,827	4,383,528
Imperial Oil, Ltd.	2,160	113,213
LUKOIL(18)	6,453	551,903
LUKOIL ADR	3,208	275,246
Marathon Oil Corp.	30,241	1,378,990
PetroChina Co., Ltd. ADR	550	68,921
Petroleo Brasileiro SA ADR	2,889	294,996
PTT PCL(17)	25,300	253,924
Repsol YPF SA	6,487	223,876
Royal Dutch Shell PLC, Class A(18)	9,866	340,382
Royal Dutch Shell PLC, Class B(18)	34,027	1,145,354
Sasol, Ltd.(18)	7,772	374,437
Sasol, Ltd. ADR	1,100	53,229
Statoil ASA(18)	44,696	1,343,972
Suncor Energy, Inc.	1,260	121,783
Total SA(18)	4,498	334,467
		17,184,496
Oil Field Machinery & Equipment — 0.2%
Dresser Rand Group, Inc.†	14,287	439,325
Lufkin Industries, Inc.	2,051	130,895
NATCO Group, Inc., Class A†	4,983	232,955
		803,175
Oil Refining & Marketing — 0.2%
Alon USA Energy, Inc.	4,563	69,403
Frontier Oil Corp.	11,917	324,858
Holly Corp.	6,779	294,276
Western Refining, Inc.	4,538	61,127
		749,664
Oil-Field Services — 0.5%
Basic Energy Services, Inc.†	5,080	112,166
Cal Dive International, Inc.†	8,980	93,212
Core Laboratories NV†	1,904	227,147
Fred Olsen Energy ASA(18)	1,300	74,029
Global Industries, Ltd.†	28,495	458,485
Halliburton Co.	1,879	73,901
Hornbeck Offshore Services, Inc.†	1,821	83,165
Oil States International, Inc.†	1,847	82,764
Petroleum Geo-Services ASA†(18)	2,750	68,391

Security Description	Shares	Market Value (Note 2)
Oil-Field Services (continued)
SEACOR Holdings, Inc.†	1,640	$139,990
Trico Marine Services, Inc.†	11,152	434,594
		1,847,844
Paper & Related Products — 0.2%
Buckeye Technologies, Inc.†	2,293	25,590
Potlatch Corp.	3,245	133,921
Rayonier, Inc.	8,584	372,889
		532,400
Photo Equipment & Supplies — 0.2%
Olympus Corp.(18)	17,000	516,824
Pipelines — 0.2%
Questar Corp.	12,382	700,326
Platinum — 0.1%
Impala Platinum Holdings, Ltd.(18)	6,370	244,958
Pollution Control — 0.0%
Fuel Tech, Inc.†	3,500	71,750
Poultry — 0.0%
Sanderson Farms, Inc.	1,134	43,103
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	14,743	195,492
Capstone Turbine Corp.†	19,700	41,764
Conergy AG(18)	893	18,854
Solon AG Fuer Solartechnik†(18)	307	21,742
Vestas Wind Systems A/S†(18)	350	38,301
		316,153
Precious Metals — 0.0%
Franco-Nevada Corp.†	2,500	49,320
Printing-Commercial — 0.1%
Consolidated Graphics, Inc.†	2,295	128,635
De La Rue PLC(18)	3,190	56,118
		184,753
Protection/Safety — 0.0%
Landauer, Inc.	2,395	120,564
Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	4,864	193,101
Scholastic Corp.†	2,842	86,027
		279,128
Publishing-Newspapers — 0.0%
Daily Mail & General Trust(18)	13,805	118,409
Real Estate Investment Trusts — 0.9%
Acadia Realty Trust	3,204	77,377
Agree Reality Corp.	2,587	71,013
Anthracite Capital, Inc.	8,154	53,816
Arbor Realty Trust, Inc.	4,571	68,931
Boston Properties, Inc.	353	32,501
Capital Trust, Inc., Class A	7,241	195,145
CBL & Associates Properties, Inc.	2,204	51,860
Entertainment Properties Trust	4,715	232,591
FelCor Lodging Trust, Inc.	7,429	89,371
First Industrial Realty Trust, Inc.	881	27,214
Gramercy Capital Corp.	10,472	219,179

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Inland Real Estate Corp.	4,820	$73,312
Jer Investors Trust, Inc.	7,446	63,142
Lexington Corporate Properties Trust	7,085	102,095
LTC Properties, Inc.	6,443	165,649
Medical Properties Trust, Inc.	14,985	169,630
National Health Investors, Inc.	3,640	113,750
National Retail Properties, Inc.	8,733	192,563
Nationwide Health Properties, Inc.	2,939	99,191
Omega Healthcare Investors, Inc.	13,195	229,065
PS Business Parks, Inc.	1,514	78,577
Ramco-Gershenson Properties Trust	6,265	132,254
Realty Income Corp.	1,260	32,281
Saul Centers, Inc.	1,928	96,863
Senior Housing Properties Trust	6,216	147,319
Tanger Factory Outlet Centers, Inc.	913	35,123
Universal Health Realty Income Trust	2,510	83,583
Urstadt Biddle Properties, Inc., Class A	5,741	90,306
Winthrop Realty Trust	13,089	53,927
		3,077,628
Real Estate Management/Services — 0.6%
CB Richard Ellis Group, Inc., Class A†	9,572	207,138
Immoeast AG†(18)	25,323	243,828
Immofinanz AG(18)	74,636	808,401
Jones Lang LaSalle, Inc.	10,692	826,919
		2,086,286
Real Estate Operations & Development — 0.1%
Globe Trade Centre SA†(18)	14,254	240,218
Guangzhou R&F Properties Co., Ltd.(18)	76,800	204,054
Wing Tai Holdings, Ltd.(18)	28,000	44,888
		489,160
Rental Auto/Equipment — 0.1%
Aaron Rents, Inc.(15)	4,671	100,613
Rent-A-Center, Inc.†	4,500	82,575
		183,188
Research & Development — 0.0%
Albany Molecular Research, Inc.†	4,450	54,023
PharmaNet Development Group, Inc.†	1,730	43,648
		97,671
Retail-Apparel/Shoe — 0.6%
Aeropostale, Inc.†	3,550	96,240
Brown Shoe Co., Inc.	3,408	51,359
Buckle, Inc.	11,092	496,145
Charlotte Russe Holding, Inc.†	10,068	174,579
Dress Barn, Inc.†	1,022	13,225
Gymboree Corp.†	3,350	133,598

Security Description	Shares	Market Value (Note 2)
Retail-Apparel/Shoe (continued)
J Crew Group, Inc.†	3,493	$154,286
Jos. A. Bank Clothiers, Inc.†	6,219	127,489
Men's Wearhouse, Inc.	5,262	122,447
Next PLC(18)	16,590	374,952
Phillips-Van Heusen Corp.	10,194	386,556
		2,130,876
Retail-Automobile — 0.1%
PT Astra International(18)	85,000	225,465
S.A D'Ieteren NV(18)	379	134,928
		360,393
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	6,710	346,974
Retail-Consumer Electronics — 0.0%
RadioShack Corp.	9,430	153,238
Retail-Convenience Store — 0.0%
Casey's General Stores, Inc.	2,347	53,042
Retail-Discount — 0.8%
BJ's Wholesale Club, Inc.†	3,192	113,923
Dollar Tree, Inc.†	13,282	366,450
Family Dollar Stores, Inc.	9,438	184,041
Target Corp.	4,359	220,914
TJX Cos., Inc.	6,161	203,744
Wal-Mart Stores, Inc.	30,969	1,631,447
		2,720,519
Retail-Drug Store — 0.2%
Longs Drug Stores Corp.	15,202	645,477
Retail-Hypermarkets — 0.0%
Wal-Mart de Mexico SAB de CV, Series V	35,400	150,844
Retail-Major Department Stores — 0.2%
Home Retail Group PLC(18)	14,371	74,499
Hyundai Department Store Co., Ltd.(18)	1,690	163,381
Marks & Spencer Group PLC(18)	37,217	285,962
		523,842
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	2,316	84,302
Ezcorp, Inc., Class A†	13,616	167,613
		251,915
Retail-Restaurants — 0.7%
Brinker International, Inc.	8,850	164,167
Buffalo Wild Wings, Inc.†	3,983	97,584
CBRL Group, Inc.	8,381	299,788
CEC Entertainment, Inc.†	7,746	223,704
Denny's Corp.†	25,765	76,780
Domino's Pizza, Inc.	8,833	119,157
Jack in the Box, Inc.†	2,734	73,463
McDonald's Corp.	9,106	507,842
Papa John's International, Inc.†	5,501	133,179
Ruby Tuesday, Inc.	8,608	64,560
Sonic Corp.†	7,448	164,154
Yum! Brands, Inc.	14,256	530,466
		2,454,844

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Rubber-Tires — 0.0%
Cooper Tire & Rubber Co.	5,487	$82,140
Rubber/Plastic Products — 0.1%
Ansell, Ltd.(18)	20,794	221,433
Satellite Telecom — 0.0%
EchoStar Corp.†	1,382	40,824
GeoEye, Inc.†	2,560	66,535
		107,359
Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc.	14,787	200,955
FirstFed Financial Corp.†	2,570	69,776
Sterling Financial Corp.	5,827	90,959
		361,690
Schools — 0.2%
DeVry, Inc.	1,422	59,496
ITT Educational Services, Inc.†	5,120	235,162
Kroton Educacional SA†(3)	16,550	215,988
New Oriental Education & Technology Group, Inc.†	2,344	152,032
		662,678
Seismic Data Collection — 0.1%
ION Geophysical Corp.†	13,626	188,039
Semiconductor Components-Integrated Circuits — 0.3%
Advanced Semiconductor Engineering, Inc.(18)	226,000	220,714
Emulex Corp.†	10,792	175,262
Greatek Electronics, Inc.(18)	125,680	170,797
Micrel, Inc.	12,007	111,305
Taiwan Semiconductor Manufacturing Co., Ltd.(18)	98,449	204,980
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,500	46,215
Techwell, Inc.†	7,712	83,598
		1,012,871
Semiconductor Equipment — 0.3%
Applied Materials, Inc.	12,813	249,982
Credence Systems Corp.†	51,009	86,715
LTX Corp.†	33,666	105,711
Novellus Systems, Inc.†	9,934	209,111
Photronics, Inc.†	20,461	195,402
Ultra Clean Holdings, Inc.†	4,514	44,237
Varian Semiconductor Equipment Associates, Inc.†	2,853	80,312
Veeco Instruments, Inc.†	12,793	212,748
		1,184,218
Shipbuilding — 0.1%
Samsung Heavy Industries Co., Ltd.(18)	6,140	196,103
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC(18)	4,239	234,776
Specified Purpose Acquisitions — 0.1%
Compagnie Nationale a Portefeuille(18)	4,470	340,446

Security Description	Shares	Market Value (Note 2)
Steel Pipe & Tube — 0.0%
Mueller Water Products, Inc., Class A	7,943	$64,974
Northwest Pipe Co.†	1,140	48,438
		113,412
Steel-Producers — 1.5%
Angang Steel Co., Ltd.†(18)	80,000	181,692
ArcelorMittal(18)	15,612	1,278,626
BlueScope Steel, Ltd.(18)	68,510	624,259
Carpenter Technology Corp.	3,661	204,906
China Steel Corp.(18)	125,000	197,831
Dongkuk Steel Mill Co., Ltd.(18)	4,140	162,369
Hyundai Steel Co.(18)	2,790	195,676
JFE Holdings, Inc.(18)	3,500	157,731
Nucor Corp.	315	21,338
Olympic Steel, Inc.	1,475	66,523
POSCO(18)	240	114,884
Steel Dynamics, Inc.	4,860	160,574
Tenaris SA ADR	5,696	283,946
Voestalpine AG(18)	23,227	1,618,674
		5,269,029
Sugar — 0.1%
Acucar Guarani SA†(3)	30,857	161,785
Cosan, Ltd. Class A†	11,000	135,520
Imperial Sugar Co.	9,592	180,522
		477,827
Telecom Services — 0.4%
Chunghwa Telecom Co., Ltd.(18)	70,181	184,889
Chunghwa Telecom Co., Ltd. ADR	5,433	141,367
Embarq Corp.	3,424	137,302
Globe Telecom, Inc.(18)	5,660	205,286
NTELOS Holdings Corp.	3,842	92,976
Orascom Telecom Holding SAE GDR(18)	2,527	171,957
Premiere Global Services, Inc.†	14,714	210,999
StarHub, Ltd.(18)	27,000	59,782
USA Mobility, Inc.†	10,068	71,886
		1,276,444
Telecommunication Equipment — 0.2%
Arris Group, Inc.†	12,672	73,751
CommScope, Inc.†	3,620	126,085
Comtech Telecommunications Corp.†	2,500	97,500
Kudelski SA(18)	16,665	244,615
Nice Systems, Ltd. ADR†	3,479	98,177
Plantronics, Inc.	3,125	60,344
		700,472
Telephone-Integrated — 2.4%
Alaska Communications Systems Group, Inc.	1,268	15,520
AT&T, Inc.(15)	49,470	1,894,701
Atlantic Tele-Network, Inc.	3,056	103,385
Belgacom SA(18)	3,094	136,992
France Telecom SA(18)	44,183	1,485,540
KDDI Corp.(18)	224	1,384,510

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Telephone-Integrated (continued)
Koninklijke KPN NV(18)	3,335	$56,465
Nippon Telegraph and Telephone Corp.(18)	108	469,802
Sprint Nextel Corp.	65,679	439,393
Tele Norte Leste Participacoes SA	4,600	122,084
Telefonica SA	17,226	494,959
Telekom Austria AG(18)	4,303	89,047
Telephone and Data Systems, Inc.	2,073	81,407
Verizon Communications, Inc.	44,222	1,611,892
		8,385,697
Television — 0.3%
CTC Media, Inc.†	13,593	377,206
DISH Network Corp. Class A†	6,912	198,582
Mediaset SpA(18)	10,798	100,131
Seven Network, Ltd.(18)	8,433	73,388
Sinclair Broadcast Group, Inc., Class A	21,572	192,206
		941,513
Textile-Apparel — 0.1%
Perry Ellis International, Inc.†	11,226	245,064
Theater — 0.0%
Regal Entertainment Group, Class A	4,851	93,576
Therapeutics — 0.1%
Alnylam Pharmaceuticals, Inc.†	613	14,957
Cypress Bioscience, Inc.†	13,254	94,899
Neurocrine Biosciences, Inc.†	16,894	91,227
The Medicines Co.†	4,289	86,638
United Therapeutics Corp.†	1,620	140,454
		428,175
Tobacco — 1.4%
Alliance One International, Inc.†	20,691	124,974
Altria Group, Inc.(15)	37,025	821,955
American Physicians Capital, Inc.(18)	2,864	107,473
Japan Tobacco, Inc.(18)	14	70,195
Philip Morris International, Inc.†	37,025	1,872,724
Reynolds American, Inc.	21,341	1,259,759
Universal Corp.	2,830	185,450
UST, Inc.	7,955	433,707
		4,876,237
Toys — 0.3%
Hasbro, Inc.	7,964	222,196
JAKKS Pacific, Inc.†	9,401	259,186
Marvel Entertainment, Inc.†	7,675	205,613
Mattel, Inc.	23,827	474,157
		1,161,152
Transactional Software — 0.0%
Yucheng Technologies, Ltd.†	6,004	99,366

Security Description	Shares	Market Value (Note 2)
Transport-Marine — 0.7%
Double Hull Tankers, Inc.	9,101	$96,562
Gulfmark Offshore, Inc.†	8,005	438,034
Horizon Lines, Inc. Class A	3,607	67,126
Neptune Orient Lines, Ltd.(18)	109,000	259,600
Overseas Shipholding Group, Inc.	10,154	711,186
Tidewater, Inc.	15,792	870,297
		2,442,805
Transport-Rail — 0.3%
All America Latina Logistica	21,800	219,901
Central Japan Railway Co.(18)	80	833,038
East Japan Railway Co.(18)	3	24,975
		1,077,914
Transport-Services — 0.1%
National Express Group PLC(18)	9,101	181,488
Travel Services — 0.3%
Kuoni Reisen Holding(18)	249	138,229
Thomas Cook Group PLC(18)	145,176	834,795
TUI Travel PLC(18)	32,894	168,225
		1,141,249
Venture Capital — 0.3%
3i Group PLC(18)	61,678	1,015,845
Vitamins & Nutrition Products — 0.1%
Mannatech, Inc.	13,008	92,747
NBTY, Inc.†	7,731	231,543
		324,290
Warehousing & Harbor Transportation Services — 0.1%
DP World, Ltd.†(3)	229,371	217,902
Water — 0.2%
American States Water Co.	1,626	58,536
Aqua America, Inc.	5,016	94,201
California Water Service Group	1,650	62,948
Cia de Saneamento Basico do Estado de Sao Paulo	2,792	123,769
Consolidated Water Co., Inc.	1,583	34,874
PICO Holdings, Inc.†	1,676	50,665
SJW Corp.	1,787	51,090
Southwest Water Co.	2,404	26,612
Veolia Environnement(18)	2,945	205,284
		707,979
Water Treatment Systems — 0.0%
Hyflux, Ltd.(18)	27,000	59,503
Nalco Holding Co.	4,840	102,366
		161,869
Web Portals/ISP — 0.1%
Trizetto Group, Inc.†	14,471	241,521
United Internet AG(18)	3,208	68,976
United Online, Inc.	9,302	98,229
		408,726
Wire & Cable Products — 0.5%
General Cable Corp.†	5,870	346,741
Prysmian SpA(18)	59,240	1262,950
Superior Essex, Inc.†	1,533	43,108
		1,652,799

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares/ Principal Amount(20)	Market Value (Note 2)
COMMON STOCK (continued)
Wireless Equipment — 0.4%
InterDigital, Inc.†	17,509	$346,853
Nokia Oyj(18)	18,330	583,142
Novatel Wireless, Inc.†	7,168	69,386
QUALCOMM, Inc.	10,185	417,585
		1,416,966
X-Ray Equipment — 0.0%
Hologic, Inc.†	2,401	133,496
Total Common Stock (cost $269,270,606)		272,589,458
PREFERRED STOCK — 0.4%
Auto-Cars/Light Trucks — 0.0%
Porsche Automobil Holding SE(18)	280	51,385
Volkswagen AG(18)	227	37,695
		89,080
Diversified Minerals — 0.1%
Cia Vale do Rio Doce ADR	12,038	350,908
Electronic Components-Semiconductors — 0.0%
Samsung Electronics Co., Ltd.(18)	173	78,574
Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR	5,590	473,417
Steel-Producer — 0.1%
Usinas Siderurgicas de Minas Gerais SA, Class A	4,200	235,527
Telephone-Integrated — 0.1%
Brasil Telecom SA	15,300	168,285
Total Preferred Stock (cost $949,023)		1,395,791
ASSET BACKED SECURITIES — 2.7%
Diversified Financial Services — 2.7%
Adjustable Rate Mtg. Trust Series 2004-5, Class 3A1 4.95% due 04/25/35(1)	$38,843	36,461
Advanta Business Card Master Trust, Series 2004-C1, Class C 3.59% due 09/20/13(2)	65,000	55,910
Aegis Asset Backed Securities Trust, Series 2004-6N 4.75% due 03/25/35*(3)(17)	2,980	0
Asset Securitization Corp., Series 1997-D5, Class A5 7.20% due 02/14/43(4)(5)	50,000	48,283
Banc America Mtg. Securities, Inc., Series 2004-D, Class 2A10 0.31% due 05/25/34(1)(5)(6)	360,188	579
Banc of America Commercial Mtg., Inc. Series 2005-6, Class A2 5.17% due 09/10/47(4)	67,000	66,522
Banc of America Commercial Mtg., Inc. Series 2007-2, Class A2 5.63% due 04/10/49(4)	29,000	28,521

Security Description	Principal Amount(20)	Market Value (Note 2)
Diversified Financial Services (continued)
Banc of America Commercial Mtg., Inc., Series 2005-4, Class XC 0.09% due 07/10/45*(4)(5)(6)	$2,482,201	$15,277
Banc of America Commercial Mtg., Inc., Series 2005-1, Class XW 0.10% due 11/10/42*(4)(5)(6)(17)	5,238,563	15,042
Banc of America Commercial Mtg., Inc., Series 2006-4, Class A4 5.63% due 07/10/46(4)	140,000	139,245
Banc of America Commerical Mtg., Inc., Series 2004-5, Class XC 0.15% due 11/10/41*(3)(4)(5)(6)	1,556,254	17,083
Banc of America Large Loan, Series 2005-MIB1, Class K 4.82% due 03/15/22*(2)(3)(4)	93,000	67,040
Banc of America Mortgage Securities Inc., Series 2005-E, Class 2IO 0.30% due 06/25/35(1)(6)(17)	953,857	3,103
Banc of America Mtg. Securities, Inc. Series 2003-F, Class 2A1 3.76% due 07/25/33(1)(5)	5,949	5,940
Bank One Issuance Trust, Series 2003-C4, Class C4 3.85% due 02/15/11(2)	40,000	39,675
Bay View Auto Trust, Series 2005-LJ2, Class C 4.92% due 02/25/14	45,000	45,686
Bayview Commercial Asset Trust, Series 2004-3, Class IO 1.60% due 01/25/35*(4)(6)(17)	109,303	6,121
Bayview Commercial Asset Trust, Series 2005-1A, Class IO 1.60% due 04/25/35*(4)(6)(17)	152,308	9,443
Bayview Commercial Asset Trust, Series 2005-3A, Class IO 1.60% due 11/25/35*(4)(6)(17)	462,621	31,879
Bayview Commercial Asset Trust, Series 2005-1A, Class A1 2.90% due 03/25/35*(2)(4)	27,152	25,531
Bayview Financial Acquisition Trust, Series 2004-D, Class A 3.07% due 08/28/44(2)	37,954	35,677
Bayview Financial Asset Trust Series 2003-SSRA, Class A 3.30% due 10/25/38*(2)(17)	24,801	21,825

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(20)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bayview Financial Asset Trust, Series 2004-SSRA, Class A1 3.20% due 12/25/39*(2)(17)	$41,486	$36,093
Bear Stearns Alt-A Trust, Series 2004-9, Class 1A1 6.89% due 09/25/34(1)(5)	4,614	4,223
Bear Stearns Asset Backed Securities Trust, Series 2005-3, Class A1 3.05% due 07/25/35(2)	29,363	28,305
Bear Stearns Asset Backed Securities Trust, Series 2003-3, Class A2 3.19% due 06/15/43(2)	37,983	33,218
Bear Stearns Commercial Mtg. Securities, Inc., Series 05-PWIO, Class X1IO 0.03% due 12/11/40 (3)(6)	6,439,416	23,910
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-T16, Class A6 4.75% due 02/13/46(4)	32,000	31,265
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR4, Class A3 5.47% due 06/11/41(4)	32,000	32,585
Bombardier Capital Mtg. Securitization Corp., Series 2001-A, Class A 6.81% due 12/15/30	18,789	20,344
Carmax Auto Owner Trust, Series 2004-2, Class D 3.67% due 09/15/11	2,330	2,316
Chase Commercial Mtg. Securities Corp., Series 2000-3, Class A2 7.32% due 10/15/32(4)	17,944	18,580
Chase Credit Card Master Trust, Series 2003-3, Class C 3.90% due 10/15/10(2)	60,000	60,084
Citigroup Commercial Mtg. Trust, Series 2005-C3, Class XC 0.12% due 05/15/43*(4)(5)(6)	4,713,955	42,078
Citigroup Mtg. Loan Trust, Inc. Series 2007-6, Class 2A5 4.05% due 05/25/37(1)(2)(6)	117,151	9,178
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2007-CD4, Class XC 0.06% due 12/11/49*(3)(4)(5)(6)(17)	1,525,635	12,157
CNL Funding, Series 1999-1, Class AZ 7.65% due 06/18/14*(3)(4)	100,000	102,505
Commercial Mtg. Acceptance Corp., Series 1998-C2, Class F 5.44% due 09/15/30*(3)(4)	688,000	585,054

Security Description	Principal Amount(20)	Market Value (Note 2)
Diversified Financial Services (continued)
Commercial Mtg. Pass Through Certs, Series 05-06, Class XCIO 0.05% due 06/10/44*(3)(6)	$3,668,843	$20,756
Commercial Mtg. Pass Through Certs, Series 2005-LP5, Class XC 0.09% due 05/10/43*(4)(5)(6)	1,761,447	14,227
Commercial Mtg. Pass Through Certs, Series 2001-J2A, Class A2F 3.32% due 07/16/34*(2)(4)	46,000	43,002
Commercial Mtg. Pass Through Certs, Series 2004-LB3A, Class A5 5.44% due 07/10/37(4)(5)	52,000	52,830
Commercial Mtg. Pass Through Certs, Series 2006-CN2A, Class H 5.76% due 02/05/19*(3)(4)	19,000	17,254
Commercial Mtg. Trust, Pass Through Certs, 0.05% due 12/10/46(3)(6)	2,196,249	22,690
Conseco Finance Securitizations Corp., Series 2002-1, Class M1A 5.17% due 12/01/32(2)(17)	118,000	106,137
Conseco Finance Securitizations Corp., Series 2002-1, Class A 6.68% due 12/01/33	45,375	46,821
Conseco Finance Securitizations Corp., Series 2001-3, Class A4 6.91% due 05/01/33	170,496	177,089
Conseco Finance Securitizations Corp., Series 2001-1, Class A5 6.99% due 07/01/32	263,818	260,858
Conseco Finance Securitizations Corp., Series 2000-6, Class A5 7.27% due 09/01/31	8,553	8,246
Conseco Finance Securitizations Corp., Series 2001-4, Class A4 7.36% due 09/01/33	150,707	155,085
Conseco Finance Securitizations Corp., Series 2002-2, Class M1 7.42% due 03/25/33	4,000	3,625
Conseco Finance Securitizations Corp., Series 2000-5, Class A6 7.96% due 02/01/32	27,051	24,706
Conseco Finance Securitizations Corp., Series 2000-4, Class A6 8.31% due 05/01/32	61,062	48,641

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(20)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Conseco Finance Securitizations Corp., Series 2002-2, Class AI0 8.50% due 03/25/33(6)(17)	$101,699	$8,720
Countrywide Alternative Loan Trust, Series 2005-24, Class 1AX 1.21% due 07/20/35(1)(5)(6)(17)	581,215	10,053
Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A5 5.00% due 03/25/34(1)(2)(6)	29,208	1,729
Countrywide Asset-Backed Certs. Series 2004-6, Class 2A5 2.99% due 11/25/34(2)	3,909	3,590
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-2, Class 2X 1.16% due 03/25/35(1)(5)(6)(17)	266,794	5,928
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-9, Class 1X 3.78% due 05/25/35(1)(5)(6)(17)	250,116	5,754
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-R2, Class 2A3 8.00% due 06/25/35*(1)	49,643	50,649
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2, Class F 6.75% due 11/15/30*(3)(4)	44,000	42,106
Credit Suisse Mtg. Capital Certs., Series 2007-C1, Class AX 0.08% due 02/15/40*(3)(4)(5)(6)(17)	873,060	7,758
Credit Suisse Mtg. Capital Certs., Series 2006-C5, Class AX 0.11% due 12/15/39(4)(5)(6)	1,405,881	20,108
Credit Suisse Mtg. Capital Certs. Series 2006-C4, Class AX 0.11% due 09/15/39*(3)(4)(5)(6)	499,053	6,887
Credit Suisse Mtg. Capital Certs. Series 2007-C4, Class A2 6.00% due 08/15/12(4)(5)	14,000	13,886
Crown Castle Towers LLC, Series 2005-1A, Class D 5.61% due 06/15/35*(3)(4)	84,000	82,320
CS First Boston Mtg. Securities Corp., Series 2005-C2, Class AX 0.15% due 04/25/37*(4)(5)(6)	2,386,055	30,838

Security Description	Principal Amount(20)	Market Value (Note 2)
Diversified Financial Services (continued)
CS First Boston Mtg. Securities Corp., Series 2003-C3, Class AX 0.59% due 05/15/38*(4)(5)(6)	$1,550,709	$55,822
CS First Boston Mtg. Securities Corp., Series 2001-CK1, Class AY 0.89% due 12/16/35*(4)(5)(6)	1,937,141	30,880
CS First Boston Mtg. Securities Corp., Series 2004-TF2A, Class H 3.52% due 11/15/19*(2)(3)(4)	50,000	48,290
CS First Boston Mtg. Securities Corp., Series 2005-TF2A, Class J 3.72% due 09/15/20*(2)(3)(4)	20,440	19,597
CS First Boston Mtg. Securities Corp., Series 2004-TF2A, Class J 3.77% due 11/15/19*(2)(3)(4)	50,000	48,224
CS First Boston Mtg. Securities Corp., Series 2004-FR1N, Class A 5.00% due 11/27/34*(3)(17)	9,611	2,883
CS First Boston Mtg. Securities Corp., Series 2004-C2, Class A2 5.42% due 05/15/36(4)	50,000	50,600
DLJ Commercial Mtg. Corp., Series 2000-CF1, Class A1B 7.62% due 06/10/33(4)	67,804	70,535
FFCA Secured Lending Corp., Series 2000-1, Class A2 7.77% due 09/18/27*(4)	73,040	72,305
First Horizon Alternative Mtg. Securities 5.75% due 12/25/35(1)	26,575	22,383
GE Capital Commercial Mtg. Corp., Series 2005-C3, Class XC 0.06% due 07/25/45*(4)(5)(6)	11,528,330	49,698
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class XC 0.04% due 11/10/45(6)	8,900,824	49,496
GMAC Commercial Mtg. Securities, Inc., Series 1999-C3, Class F 0.10% due 05/10/43(6)	3,133,216	36,623
GMAC Commercial Mtg. Securities, Inc., Series 1997-C1, Class X 1.34% due 07/15/29(4)(5)(6)	363,614	18,005

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(20)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GMAC Commercial Mtg. Securities, Inc., Series 2003-C3, Class A4 5.02% due 04/10/40(4)	$25,000	$24,601
GMAC Commercial Mtg. Securities, Inc., Series 1999-C3, Class F 8.12% due 08/15/36(4)(5)	34,000	35,228
Granite Mtg. PLC, Series 2003-3, Class 1C 5.34% due 01/20/44(1)(2)(17)	22,877	18,506
Green Tree Financial Corp., Series 1999-1, Class A6 6.37% due 07/01/25	5,000	5,332
Green Tree Financial Corp., Series 1999-3, Class A7 6.74% due 02/01/31	10,000	9,953
Green Tree Financial Corp., Series 1997-7, Class A8 6.86% due 09/15/16	14,671	15,210
Green Tree Financial Corp., Series 1998-4, Class A7 6.87% due 02/01/30	2,324	2,287
Green Tree Financial Corp., Series1997-6, Class A8 7.07% due 01/15/29	23,275	23,567
Green Tree Financial Corp., Series 1997-6, Class M1 7.21% due 01/15/29	27,000	19,418
Green Tree Financial Corp., Series 1995-8, Class M1 7.30% due 12/15/26	6,310	6,785
Green Tree Financial Corp., Series 1997-4, Class A7 7.36% due 02/15/29	22,450	22,990
Green Tree Financial Corp., Series 1997-6, Class A9 7.55% due 01/15/29	39,064	39,908
Green Tree Financial Corp., Series 1999-5, Class A5 7.86% due 03/01/30	161,462	140,471
Greenpoint Manufactured Housing, Series 1999-5, Class A4 7.59% due 11/15/28	79,157	82,491
Greenpoint Manufactured Housing, Series 2000-3, Class IA 8.45% due 06/20/31	42,560	40,554
Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class X1 2.49% due 06/25/45(1)(6)(9)(17)	181,817	5,138
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class XC 0.07% due 04/10/37*(4)(6)	5,528,329	19,303

Security Description	Principal Amount(20)	Market Value (Note 2)
Diversified Financial Services (continued)
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 4.57% due 08/10/42(4)	$26,000	$25,109
Greenwich Capital Commercial Funding Corp., Series 2003-C2, Class A4 4.92% due 01/05/36(4)	26,000	25,121
Greenwich Capital Commercial Funding Corp., Series 2007-GC9, Class A4 5.44% due 03/10/39(4)	109,000	106,147
Greenwich Capital Commercial Funding Corp., Series 2007-CG11, Class A4 5.74% due 08/10/17(4)	175,000	172,753
GS Mtg. Securities Corp. II Series 2006-GG6, Class A2 5.51% due 04/10/38(4)	71,000	70,622
GS Mtg. Securities Corp. II, Series 2005-GG4, Class XC 0.22% due 07/10/39*(4)(5)(6)	3,097,432	50,646
GS Mtg. Securities Corp. II, Series 2003-C1, Class X1 0.26% due 01/10/40*(3)(4)(5)(6)	1,034,689	20,946
GS Mtg. Securities Corp. II, Series 2004-C1, Class X1 0.30% due 10/10/28*(4)(5)(6)	1,761,872	11,175
GSMPS Mtg. Loan Trust, Series 2005-RP2, Class 1A2 7.50% due 03/25/35*(1)	29,424	30,549
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A2 7.50% due 09/25/35*(1)	36,107	36,500
GSMPS Mtg. Loan Trust, Series 2005-RP2, Class 1A3 8.00% due 03/25/35*(1)	27,129	28,437
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A3 8.00% due 09/25/35*(1)	44,368	45,033
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A4 8.50% due 09/25/35*(1)	13,482	13,713
HVB Mtg. Capital Corp., Series 2003-FL1A, Class K 5.91% due 09/10/22*(2)(3)(4)(17)	72,000	66,240
Hyundai Auto Receivables Trust, Series 2004-A, Class D 4.10% due 08/15/11	17,772	17,731
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP5, Class X1 0.05% due 12/15/44*(4)(5)(6)	10,453,654	39,674

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(20)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP1, Class X1 0.09% due 03/15/46*(4)(6)	$1,218,244	$9,604
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP3, Class X1 0.10% due 08/15/42*(4)(5)(6)	3,980,972	26,008
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-CB12, Class X1 0.13% due 09/12/37*(1)(5)(6)	2,182,592	17,968
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP2, Class X1 0.16% due 07/15/42*(4)(5)(6)	8,847,597	127,934
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class X 0.64% due 05/15/47(4)(5)(6)(17)	1,250,515	31,068
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP2, Class AM 4.78% due 07/15/42(4)	10,000	9,354
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2003-CB6, Class A2 5.26% due 07/12/37(4)	32,000	31,601
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2007-LDPX, Class A3 5.42% due 05/15/49(4)	623,000	602,825
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB14, Class A4 5.48% due 12/12/44(4)	90,000	89,218
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A4 5.55% due 05/12/45(4)	191,000	189,068
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2007-LD12, Class A3 6.19% due 02/15/51(4)(5)	47,000	44,744
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2007-LD12, Class AM 6.26% due 02/15/51(4)(5)	20,000	18,664
J.P. Morgan Commercial Mtg. Finance Corp., Series 2000-C9, Class G 6.25% due 10/15/32*(3)(4)	25,000	23,715
J.P. Morgan Commercial Mtg. Finance Corp., Series 1997-C5, Class F 7.56% due 09/15/29(4)	27,000	26,930

Security Description	Principal Amount(20)	Market Value (Note 2)
Diversified Financial Services (continued)
LB-UBS Commercial Mtg. Trust, Series 2006-C1, Class XCL 0.09% due 02/15/41*(4)(5)(6)	$5,225,641	$48,563
LB-UBS Commercial Mtg. Trust, Series 2005-C7, Class XCL 0.12% due 11/15/40*(4)(5)(6)	5,009,659	37,297
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class XCL 0.14% due 09/15/40*(4)(5)(6)	2,517,771	30,814
LB-UBS Commercial Mtg. Trust, Series 2005-C2, Class XCL 0.15% due 04/15/40*(4)(6)	4,565,644	42,478
LB-UBS Commercial Mtg. Trust, Series 2005-C3, Class XCL 0.18% due 07/15/40*(4)(5)(6)	1,398,374	25,184
LB-UBS Commercial Mtg. Trust, Series 2003-C5, Class XCL 0.86% due 04/15/37*(3)(4)(5)(6)	146,863	2,189
LB-UBS Commercial Mtg. Trust, Series 2004-C1, Class A4 4.57% due 01/15/31(4)	22,000	21,167
LB-UBS Commercial Mtg. Trust, Series 2004-C7, Class A6 4.79% due 10/15/29(4)	35,000	34,311
Lehman ABS Manufactured Housing Contract, Series 2001-B, Class M1 6.63% due 03/15/28	3,000	1,854
Lehman Brothers Floating Rate Commercial Mtg. Trust, Series 2005-LLFA, Class J 3.62% due 07/16/18*(2)(3)(4)	19,000	16,754
Lehman Mtg. Trust, Series 2007-4, Class 2A2 4.07% due 04/25/37(1)(2)(6)	123,880	11,637
Lehman Mtg. Trust, Series 2006-5, Class 2A2 4.55% due 08/25/36(1)(2)(6)(17)	133,219	11,026
Lehman XS Trust, Series 2007-6, Class 3A6 6.50% due 05/25/37	55,328	56,114
Marriott Vacation Club Owner Trust, Series 2002-1A, Class A1 3.24% due 12/20/24*(2)	14,361	14,060

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(20)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Master Adjustable Rate Mtgs. Trust, Series 2005-2, Class 7AX 0.17% due 03/25/35(1)(6)	$162,491	$530
Master Adjustable Rate Mtgs. Trust, Series 2004-3, Class 4AX 1.42% due 04/25/34(1)(6)	67,129	996
Master Adjustable Rate Mtgs. Trust, Series 2004-7, Class 2A1 7.20% due 08/25/34(1)(5)	10,170	8,677
Master Reperforming Loan Trust, Series 2005-1, Class 1A4 7.50% due 08/25/34*(1)	38,108	41,959
Master Reperforming Loan Trust, Series 2005-2, Class 1A3 7.50% due 05/25/35*(1)	41,841	43,553
MBNA Credit Card Master Note Trust, Series 2003-C5, Class C5 4.00% due 11/15/10(2)	60,000	59,613
Merit Securities Corp., Series 11PA, Class 3A1 3.30% due 04/28/27*(1)(2)(3)	76,292	66,552
Merrill Lynch CFC Commercial Mtg., Series 2006-4, Class XC 0.48% due 12/12/49(6)	2,730,492	33,769
Merrill Lynch Mtg. Investors, Inc., Series 2005-LC1, Class XA 0.11% due 01/12/44(6)	1,112,481	7,888
Merrill Lynch Mtg. Investors, Inc., Series 2004-WMC3, Class B3 5.00% due 01/25/35	3,894	2,234
Merrill Lynch Mtg. Trust, Series 2005-MCP1, Class XC 0.13% due 05/25/43*(4)(6)	2,289,116	25,478
Merrill Lynch Mtg. Trust, Series 2005-MKB2, Class A2 4.81% due 09/12/42(4)	117,000	116,229
Mezz Capital Commercial Mtg. Trust, Series 06-04, Class XIO 5.47% due 12/15/16(3)(6)(17)	271,846	80,025
Mezz Capital Commercial Mtg. Trust, Series 2005-C3, Class X 5.56% due 05/15/44(6)(17)	172,336	44,107
Mezz Capital Commercial Mtg. Trust, Series 2004-C2, Class X 6.41% due 12/15/40(6)(17)	150,739	40,323
Mid-State Trust, Series 11, Class B 8.22% due 07/15/38	8,962	7,968

Security Description	Principal Amount(20)	Market Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Capital I Series 2007-HQ13, Class X1 0.67% due 12/15/44*(3)(4)(5)(6)(17)	$892,170	$28,853
Morgan Stanley Capital I Series 2008-T29, Class A3 6.28% due 01/11/43(4)(5)	39,000	37,706
Morgan Stanley Capital I, Series 2005-HQ6, Class X1 0.12% due 08/13/42*(4)(5)(6)	3,807,404	33,636
Morgan Stanley Capital I, Series 2004-HQ4, Class A7 4.97% due 04/14/40(4)	41,000	40,625
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 5.45% due 02/20/44(4)	191,000	185,207
Morgan Stanley Capital I, Series 1998-CF1, Class D 7.35% due 07/15/32(4)	56,000	55,336
Morgan Stanley Mtg. Loan Trust, Series 2005-5AR, Class 2A1 5.45% due 09/25/35(1)(5)	165,893	157,233
Mortgage Capital Funding, Inc., Series 1998-MC2, Class E 7.23% due 06/18/30(4)(5)	27,000	26,894
Navistar Financial Corp. Owner Trust, Series 2004-B, Class C 3.93% due 10/15/12	2,523	2,412
Navistar Financial Corp. Owner Trust, Series 2005-A, Class C 4.84% due 01/15/14	12,775	12,440
New Century Home Equity Loan Trust, Series 2003-5, Class AI7 5.15% due 06/25/33	30,165	27,571
Nomura Asset Acceptance Corp., Series 2004-R3, Class PT 7.57% due 12/25/35*(1)(3)(5)	45,303	45,981
Oakwood Mtg. Investors, Inc., Series 2002-C, Class A1 5.41% due 11/15/32	93,772	81,179
Oakwood Mtg. Investors, Inc., Series 2001-E, Class AIO 6.00% due 11/15/09(6)(17)	116,803	2,596
Oakwood Mtg. Investors, Inc., Series 2002-A, Class AIO 6.00% due 02/15/10(6)(17)	95,747	8,223
Oakwood Mtg. Investors, Inc., Series 2001-E, Class A4 6.81% due 12/15/31	67,490	60,394
Oakwood Mtg. Investors, Inc., Series 2000-A, Class A3 7.95% due 03/15/22	41,161	32,974
Oakwood Mtg Investors, Inc., Series 2002-C, Class A1 7.96% due 04/15/27	16,714	10,637

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(20)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Origen Manufactured Housing, Series 2004-B, Class A2 3.79% due 12/15/17	$24,791	$24,484
Origen Manufactured Housing, Series 2004-B, Class A3 4.75% due 08/15/21	26,000	24,901
Permanent Financing PLC, Series 8, Class 2C 3.39% due 06/10/42(1)(2)(17)	75,000	73,846
Permanent Financing PLC, Series 4, Class 3C 3.79% due 06/10/42(1)(2)(17)	60,000	56,701
Permanent Financing PLC, Series 3, Class 3C 4.14% due 06/10/42(1)(2)(17)	50,000	49,407
Pillar Funding PLC, Series 2004-1A, Class C1 3.80% due 06/15/11*(2)(3)(17)	101,000	85,830
Residential Asset Mtg. Products, Inc., Series 2002-SL1, ClassAI3 7.00% due 06/25/32(1)	68,049	67,917
Residential Asset Securities NIM Corp., Series 2004-NT11 4.50% due 12/25/34*(3)(17)	4,095	410
Residential Asset Securitization Trust, Series 2007-A3, Class 2A2 4.09% due 04/25/37(1)(2)(6)	128,971	11,937
SACO I Trust, Series 2005-10, Class 1A 2.86% due 11/25/33(2)	46,826	39,220
STRIPS, Series 2004-1A, Class K 5.00% due 03/24/18*(3)(4)(17)	50,000	42,000
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-19, Class 2A1X 1.39% due 01/25/35(1)(5)(6)(17)	221,078	3,565
Structured Adjustable Rate Mtg. Loan Trust, Series 2005-9, Class AX 1.60% due 05/25/35(1)(5)(6)(17)	632,978	14,473
Structured Adjustable Rate Mtg. Loan Trust, Series 2007-8, Class 1A2 6.25% due 09/25/37(1)(2)	49,380	47,807
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-8, Class 1A3 6.83% due 07/25/34(1)(5)	3,505	3,509

Security Description	Principal Amount(20)	Market Value (Note 2)
Diversified Financial Services (continued)
Structured Asset Securities Corp., Series 2007-4, Class 1A4 1.00% due 03/28/45*(1)(3)(6)(17)	$1,625,391	$42,489
Structured Asset Securities Corp., Series 2004-NP2, Class A 2.95% due 06/25/34*(1)(2)(17)	47,972	43,895
Structured Asset Securities Corp., Series 2007-4, Class 1A3 3.57% due 03/28/45*(1)(2)(3)(6)(17)	1,625,391	132,024
Thornburg Mtg. Securities Trust, Series 2006-4, Class A2B 2.72% due 07/25/11(1)(2)	36,479	33,654
TIAA Real Estate CDO, Ltd., Series 2002-1A, Class IIFX 6.77% due 10/15/27*(3)(17)	86,000	72,395
Wachovia Bank Commercial Mtg. Trust Series 2007-C30, Class A3 5.25% due 12/15/43(4)	45,000	43,733
Wachovia Bank Commercial Mtg. Trust, Series 2005-C18, Class XC 0.11% due 04/15/42*(4)(5)(6)	5,313,160	45,054
Wachovia Bank Commercial Mtg. Trust, Series 2005-C16, Class A4 4.85% due 10/15/41(4)	32,000	31,350
WaMu Commerical Mtg. Securities Trust, Series 2005-C1A, Class F 5.30% due 05/25/36(3)(4)	65,000	48,400
WaMu Mtg. Pass Through Certs., Series 2004-AR1, Class A 4.23% due 03/25/34(1)	9,374	9,354
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR12, Class 2A5 4.34% due 07/25/35(1)	654,000	441,510
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR9, Class 1A2 4.37% due 05/25/35*(1)(5)(17)	98,493	80,272
WFS Financial Owner Trust, Series 2004-4, Class D 3.58% due 05/17/12	4,002	3,998
WFS Financial Owner Trust, Series 2004-3, Class D 4.07% due 02/17/12	1,570	1,570
WFS Financial Owner Trust, Series 2005-1, Class D 4.09% due 08/17/12	6,382	6,375
Total Asset Backed Securities (cost $10,476,785)		9,510,537

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(20)	Market Value (Note 2)
CORPORATE BONDS & NOTES — 5.7%
Advanced Materials — 0.0%
Hexcel Corp. Senior Sub. Notes 6.75% due 02/01/15	$45,000	$43,537
Advertising Agency — 0.0%
Omnicom Group, Inc. Company Guar. Senior Notes 5.90% due 04/15/16	15,000	14,905
Advertising Sales — 0.0%
Lamar Media Corp. Senior Notes 6.63% due 08/15/15(3)	35,000	30,800
Advertising Services — 0.0%
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17*(3)	20,000	12,500
Vertis, Inc. Company Guar. Notes 10.88% due 06/15/09	90,000	31,050
Vertis, Inc. Sub. Notes 13.50% due 12/07/09*(3)	20,000	2,000
		45,550
Aerospace/Defense — 0.1%
Alliant Techsystems, Inc. Company Guar. Notes 6.75% due 04/01/16	20,000	19,450
DRS Technologies, Inc. Company Guar. Notes 2.00% due 02/01/26*(3)	70,000	78,837
TransDigm, Inc. Company Guar. Notes 7.75% due 07/15/14	50,000	50,000
		148,287
Agricultural Chemicals — 0.0%
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	20,000	21,400
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	20,000	21,500
		42,900
Airlines — 0.0%
American Airlines, Inc. Pass Through Certs. Series 2001-2 7.86% due 04/01/13	10,000	10,000
Continental Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.56% due 08/15/13	15,000	15,525
Continental Airlines, Inc. Pass Through Certs. Series 1981-A 6.65% due 09/15/17	26,796	26,394
Continental Airlines, Inc. Pass Through Certs. Series 974A 6.90% due 07/02/19	6,316	6,079

Security Description	Principal Amount(20)	Market Value (Note 2)
Airlines (continued)
Northwest Airlines, Inc. Pass Through Certs. Series 2000-1 7.15% due 04/01/21(17)	$28,567	$27,424
United AirLines, Inc. Pass Through Certs. Series 2007-1, Class A 6.64% due 07/02/22	14,592	13,591
		99,013
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 8.20% due 12/15/14(2)	35,000	31,062
Levi Strauss & Co. Senior Notes 8.88% due 04/01/16	30,000	28,650
Levi Strauss & Co. Senior Notes 9.75% due 01/15/15	35,000	34,869
VF Corp. Notes 5.95% due 11/01/17	15,000	15,130
		109,711
Auto-Cars/Light Trucks — 0.1%
DaimlerChrysler NA Holding Corp. Company Guar. Bonds 5.75% due 09/08/11	65,000	66,366
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.50% due 11/15/13	5,000	5,271
Ford Motor Co. Notes 7.45% due 07/16/31	35,000	23,100
General Motors Corp. Notes 7.20% due 01/15/11	170,000	141,950
		236,687
Auto/Truck Parts & Equipment-Original — 0.1%
ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	30,000	24,450
Lear Corp. 8.50% due 12/01/13	45,000	40,050
Tenneco Automotive, Inc. Company Guar. Notes 8.63% due 11/15/14	45,000	44,212
Tenneco, Inc. Senior Notes 8.13% due 11/15/15*(3)	5,000	4,963
Tenneco, Inc. Sec. Notes 10.25% due 07/15/13	3,000	3,180
Titan International, Inc. Company Guar. Notes 8.00% due 01/15/12	60,000	58,800
		175,655

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(20)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Auto/Truck Parts & Equipment-Replacement — 0.0%
Allison Transmission Senior Notes 11.00% due 11/01/15*(3)	$20,000	$17,400
Banks-Commercial — 0.1%
American Express Bank FSB Notes 5.55% due 10/17/12	250,000	252,264
Banks-Fiduciary — 0.0%
The Bank of New York Mellon Corp. Senior Notes 4.95% due 11/01/12	10,000	10,246
Banks-Super Regional — 0.1%
Fleet Capital Trust V 3.76% due 12/18/28(2)	20,000	15,190
Wachovia Corp. Notes 5.75% due 02/01/18	65,000	63,667
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	50,000	49,744
		128,601
Broadcast Services/Program — 0.0%
Clear Channel Communications, Inc. Notes 5.50% due 09/15/14	10,000	7,200
Building & Construction Products-Misc. — 0.1%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	45,000	43,650
Builders FirstSource, Inc. Company Guar. Notes 7.32% due 02/15/12(2)	40,000	28,000
Nortek, Inc. Senior Sub. Notes 8.50% due 09/01/14	120,000	88,800
NTK Holdings, Inc. Senior Notes 10.75% due 03/01/14(7)	30,000	14,550
		175,000
Building Products-Cement — 0.0%
Texas Industries, Inc. Senior Notes 7.25% due 07/15/13	45,000	43,762
Building-Residential/Commercial — 0.0%
DR Horton, Inc. Senior Notes 7.88% due 08/15/11	10,000	9,687
Meritage Homes Corp. Company Guar. Notes 6.25% due 03/15/15	30,000	22,500
Meritage Homes Corp. Senior Notes 7.00% due 05/01/14	10,000	7,575

Security Description	Principal Amount(20)	Market Value (Note 2)
Building-Residential/Commercial (continued)
Pulte Homes, Inc. Senior Notes 4.88% due 07/15/09	$10,000	$9,450
Standard-Pacific Corp. Senior Notes 6.50% due 10/01/08	40,000	38,000
		87,212
Cable TV — 0.2%
CCH I LLC/CCH II Capital Corp. Sec. Notes 11.00% due 10/01/15	5,000	3,475
CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10	70,000	63,525
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	190,000	172,900
COX Communications, Inc. Notes 5.88% due 12/01/16*(3)	5,000	4,964
COX Communications, Inc. Notes 7.13% due 10/01/12	40,000	42,362
CSC Holdings, Inc. Senior Notes 6.75% due 04/15/12	105,000	101,325
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	40,000	39,550
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	75,000	69,938
Echostar DBS Corp. Company Guar. Senior Notes 6.38% due 10/01/11	110,000	105,600
Echostar DBS Corp. Company Guar. Notes 6.63% due 10/01/14	15,000	13,650
Echostar DBS Corp. Company Guar. Notes 7.00% due 10/01/13	30,000	28,275
TCI Communications, Inc. Company Guar. Notes 7.88% due 02/15/26	5,000	5,268
Tele-Communications, Inc. Senior Notes 7.88% due 08/01/13	30,000	32,891
Tele-Communications, Inc. Debentures 9.80% due 02/01/12	35,000	39,920
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	5,000	4,786
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	10,000	9,440
		737,869

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(20)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Casino Hotels — 0.0%
Boyd Gaming Corp. Senior Sub. Notes 7.13% due 02/01/16	$45,000	$36,225
Station Casinos, Inc. Senior Notes 6.00% due 04/01/12	25,000	20,500
Trump Entertainment Resorts, Inc. Secured Notes 8.50% due 06/01/15	40,000	27,000
		83,725
Cellular Telecom — 0.1%
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	25,000	23,250
Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	15,000	18,204
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	25,000	23,687
iPCS, Inc. Senior Sec. Notes 5.36% due 05/01/13(2)(3)	15,000	11,550
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14	50,000	46,000
Nextel Communications, Inc. Senior Notes 6.88% due 10/31/13	10,000	7,900
Rural Cellular Corp. Senior Sub. Notes 6.08% due 06/01/13(2)(3)	25,000	25,000
Rural Cellular Corp. Senior Notes 8.99% due 11/01/12(2)	35,000	35,000
Rural Cellular Corp. Senior Notes 9.88% due 02/01/10	20,000	20,550
		211,141
Chemicals-Diversified — 0.0%
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	10,000	10,413
Chemicals-Specialty — 0.0%
Hercules, Inc. Company Guar. Notes 6.75% due 10/15/29	10,000	9,400
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	10,000	10,600
Lubrizol Corp. Senior Notes 5.50% due 10/01/14	15,000	14,664
		34,664

Security Description	Principal Amount(20)	Market Value (Note 2)
Coal — 0.1%
Arch Western Finance LLC Sec. Notes 6.75% due 07/01/13	$95,000	$94,762
Massey Energy Co. Senior Notes 6.63% due 11/15/10	40,000	39,650
Peabody Energy Corp. Company Guar. Notes 5.88% due 04/15/16	15,000	14,175
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	90,000	93,150
		241,737
Commercial Services — 0.1%
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15(3)	45,000	45,112
Iron Mountain, Inc. Company Guar. Notes 6.63% due 01/01/16	85,000	80,962
Iron Mountain, Inc. Senior Sub. Notes 8.75% due 07/15/18	15,000	15,563
		141,637
Computer Services — 0.0%
Ceridian Corp. Senior Notes 11.25% due 11/15/15*(3)	40,000	34,200
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*(3)	30,000	28,050
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	14,000	14,140
Sungard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	34,000	34,170
		110,560
Computers-Integrated Systems — 0.0%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	15,000	12,600
Consumer Products-Misc. — 0.0%
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	35,000	30,625
Spectrum Brands, Inc. Company Guar. Notes 11.00% due 10/02/13	25,000	20,750
Spectrum Brands, Inc. Company Guar. Notes 7.38% due 02/01/15	15,000	9,750
Yankee Acquisition Corp. Company Guar. Notes 8.50% due 02/15/15(3)	30,000	24,225
		85,350

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(20)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Containers-Metal/Glass — 0.0%
Owens-Illinois, Inc. Debentures 7.50% due 05/15/10	$35,000	$35,788
Containers-Paper/Plastic — 0.1%
Berry Plastics Holding Corp. Sec. Notes 8.88% due 09/15/14	45,000	39,262
Berry Plastics Holding Corp. Company Guar. Notes 10.25% due 03/01/16	25,000	19,250
Clondalkin Acquisition BV Notes 4.80% due 12/15/13*(2)(3)	75,000	61,500
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	15,000	13,519
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17(3)	30,000	25,200
Stone Container Corp. Notes 8.38% due 07/01/12	10,000	9,050
Tekni-Plex, Inc. Company Guar. Notes 10.88% due 08/15/12	15,000	15,300
		183,081
Cosmetics & Toiletries — 0.0%
The Estee Lauder Cos., Inc. Senior Notes 5.55% due 05/15/17	5,000	5,103
The Estee Lauder Cos., Inc. Senior Notes 6.00% due 05/15/37	20,000	19,306
		24,409
Data Processing/Management — 0.0%
Fiserv, Inc. Senior Notes 6.13% due 11/20/12	15,000	15,458
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/17	15,000	15,501
		30,959
Direct Marketing — 0.1%
Affinion Group, Inc. Company Guar. Notes 10.13% due 10/15/13	45,000	44,719
Affinion Group, Inc. Company Guar. Notes 11.50% due 10/15/15	40,000	38,600
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	70,000	68,075
		151,394

Security Description	Principal Amount(20)	Market Value (Note 2)
Diversified Financial Services — 0.1%
GATX Financial Corp. Notes 5.80% due 03/01/16	$10,000	$9,927
General Electric Capital Corp. Senior Notes 5.63% due 09/15/17	35,000	35,814
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	70,000	67,470
General Electric Capital Corp. Debentures 6.38% due 11/15/67(2)	90,000	88,067
		201,278
Diversified Manufacturing Operations — 0.1%
Blount, Inc. Senior Sub. Notes 8.88% due 08/01/12	25,000	24,563
RBS Global, Inc./Rexnord Corp. Company Guar. Notes 9.50% due 08/01/14	85,000	79,475
		104,038
Diversified Operations — 0.0%
Leucadia National Corp. Senior Notes 7.13% due 03/15/17	30,000	28,425
Leucadia National Corp. Senior Notes 8.13% due 09/15/15	15,000	15,075
		43,500
Drug Delivery Systems — 0.0%
Hospira, Inc. Senior Notes 5.55% due 03/30/12	15,000	15,505
Hospira, Inc. Senior Notes 6.05% due 03/30/17	10,000	9,911
		25,416
Electric-Generation — 0.1%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	20,000	20,997
Edison Mission Energy Notes 7.00% due 05/15/17	25,000	24,875
Edison Mission Energy Senior Notes 7.20% due 05/15/19(3)	30,000	29,625
Edison Mission Energy Senior Notes 7.50% due 06/15/13	20,000	20,500

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(20)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electric-Generation (continued)
Edison Mission Energy Senior Notes 7.75% due 06/15/16	$15,000	$15,450
The AES Corp. Senior Notes 8.00% due 10/15/17	15,000	15,188
The AES Corp. Sec. Notes 8.75% due 05/15/13*	34,000	35,360
		161,995
Electric-Integrated — 0.2%
AEP Texas North Co. Senior Notes Series B 5.50% due 03/01/13	10,000	10,251
Appalachian Power Co. Senior Notes Series L 5.80% due 10/01/35	20,000	17,125
Arizona Public Service Co. Notes 6.50% due 03/01/12	20,000	20,824
CenterPoint Energy Houston Electric LLC 1st Mtg. Bonds Series M2 5.75% due 01/15/14	20,000	20,411
CMS Energy Corp. Notes 6.55% due 07/17/17	40,000	38,701
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	10,000	9,947
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	25,000	22,536
Consumers Energy Co. 1st Mtg. Bonds 5.65% due 09/15/18	5,000	5,039
Dayton Power & Light Co. 1st Mtg. Notes 5.13% due 10/01/13	17,000	17,631
Dominion Resources, Inc. Senior Notes 6.00% due 11/30/17	25,000	25,982
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/66(2)	25,000	22,863
Entergy Gulf States, Inc. 1st Mtg. Bonds 5.25% due 08/01/15	20,000	18,897
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	10,000	10,468
Florida Power Corp. 1st Mtg. Bonds 5.90% due 03/01/33	10,000	9,779

Security Description	Principal Amount(20)	Market Value (Note 2)
Electric-Integrated (continued)
Kansas Gas & Electric Co. Bonds 5.65% due 03/29/21	$9,831	$9,730
Midamerican Energy Holdings Co. Bonds 6.13% due 04/01/36	45,000	43,494
Midamerican Energy Holdings Co. Bonds 6.50% due 09/15/37	5,000	5,011
Nevada Power Co. 1st Mtg. Bonds 5.88% due 01/15/15	40,000	39,220
NorthWestern Corp. Sec. Notes 5.88% due 11/01/14	20,000	20,156
Oncor Electric Delivery Co. Sec. Notes 7.25% due 01/15/33	25,000	24,207
Pacific Gas & Electric Co. Notes 4.20% due 03/01/11	5,000	5,021
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/37	15,000	14,191
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/38	10,000	10,129
PacifiCorp Bonds 6.25% due 10/15/37	15,000	15,156
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/16*(3)	20,000	20,637
PPL Energy Supply, LLC Bonds 5.70% due 10/15/15	10,000	9,656
Progress Energy, Inc. Senior Notes 6.85% due 04/15/12	15,000	16,230
Public Service Co. of Colorado Senior Sub. Notes Series A 6.88% due 07/15/09	30,000	31,075
Public Service Co. of New Mexico Senior Sub. Notes 4.40% due 09/15/08	25,000	24,948
Puget Sound Energy, Inc. Jr. Sub. Notes 6.97% due 06/01/67(2)	25,000	22,539
Sierra Pacific Power Co. Senior Sec Bonds 6.75% due 07/01/37	5,000	4,795
Southern California Edison Co 1st Mtg. Bonds 5.95% due 02/01/38	15,000	15,034

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(20)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Southern California Edison Co. 1st Mtg. Bonds 5.55% due 01/15/37	$10,000	$9,473
Southern California Edison Co. Notes 6.65% due 04/01/29	15,000	15,442
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes, Series A 10.25% due 11/01/15*(3)	105,000	104,606
TXU Electric Delivery Co. Debentures 7.00% due 09/01/22	10,000	9,578
Westar Energy, Inc. 1st Mtg. Notes 5.10% due 07/15/20	25,000	24,488
		745,270
Electric-Transmission — 0.0%
ITC Holdings Corp. Notes 5.88% due 09/30/16*(3)	20,000	19,796
ITC Holdings Corp. Notes 6.05% due 01/31/18*(3)	15,000	14,911
		34,707
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	55,000	50,188
Freescale Semiconductor, Inc. Senior Notes 8.88% due 12/15/14	85,000	66,512
Freescale Semiconductor, Inc. Senior Notes 9.13% due 12/15/14	45,000	32,850
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	40,000	27,000
		176,550
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Debentures 7.50% due 01/15/27	15,000	15,301
Avnet, Inc. Notes 6.00% due 09/01/15	25,000	25,060
		40,361
Electronics-Military — 0.0%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	105,000	100,537

Security Description	Principal Amount(20)	Market Value (Note 2)
Finance-Auto Loans — 0.2%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	$20,000	$18,223
Ford Motor Credit Co. LLC Senior Notes 9.88% due 08/10/11	430,000	383,453
General Motors Acceptance Corp. Senior Notes 5.85% due 01/14/09	25,000	23,312
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	190,000	134,463
General Motors Acceptance Corp. Notes 7.00% due 02/01/12	30,000	22,814
GMAC LLC Senior Notes 4.32% due 05/15/09(2)	60,000	51,280
GMAC LLC Notes 5.28% due 12/01/14(2)	10,000	6,681
GMAC LLC Senior Notes 6.63% due 05/15/12	5,000	3,783
GMAC LLC Senior Notes 6.88% due 08/28/12	165,000	125,389
		769,398
Finance-Commercial — 0.0%
Caterpillar Financial Services Corp. Medium Term Notes 5.45% due 04/15/18	30,000	30,520
CIT Group, Inc. Junior. Sub. Notes 6.10% due 03/15/67(2)	65,000	28,958
		59,478
Finance-Consumer Loans — 0.0%
HSBC Finance Capital Trust IX Company Guar. Bonds 5.91% due 11/30/35(2)	100,000	81,095
John Deere Capital Corp. Senior Notes 5.35% due 04/03/18	10,000	9,969
SLM Corp. Notes 4.50% due 07/26/10	25,000	20,513
		111,577
Finance-Credit Card — 0.0%
Capital One Capital III Company Guar. Bonds 7.69% due 08/15/36	15,000	11,650
Finance-Investment Banker/Broker — 0.1%
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	30,000	28,273

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(20)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	$15,000	$14,989
Credit Suisse Guernsey, Ltd. Jr. Sub. Bonds 5.86% due 05/15/17(2)(13)	30,000	25,414
J.P. Morgan Chase Capital XXV Company Guar. Notes 6.80% due 10/01/37	15,000	13,705
J.P. Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	70,000	72,997
J.P. Morgan Chase Capital XVIII Bonds Series R 6.95% due 08/17/36	37,000	34,080
Lehman Brothers Holdings, Inc. Medium Term Notes 5.00% due 01/14/11	45,000	42,598
Lehman Brothers Holdings, Inc. Senior Notes 6.20% due 09/26/14	5,000	4,932
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17	65,000	62,486
Merrill Lynch & Co., Inc. Notes 5.45% due 02/05/13	30,000	29,516
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	20,000	19,748
The Goldman Sachs Group, Inc. Medium Term Notes 5.45% due 11/01/12	35,000	35,448
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	25,000	23,258
		407,444
Finance-Other Services — 0.0%
Funding Corp. Debentures 9.00% due 06/01/17	24,000	26,686
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	25,000	21,875
Food-Misc. — 0.1%
Campbell Soup Co. Debentures 8.88% due 05/01/21	15,000	20,653
Chiquita Brands International, Inc. Senior Notes 7.50% due 11/01/14	35,000	29,575
Chiquita Brands International, Inc. Senior Notes 8.88% due 12/01/15	5,000	4,413
Del Monte Corp. Senior Sub. Notes 8.63% due 12/15/12	65,000	66,138

Security Description	Principal Amount(20)	Market Value (Note 2)
Food-Misc. (continued)
Grand Metropolitan Investment Corp. Debentures 8.00% due 09/15/22	$45,000	$55,181
Kellogg Co. Senior Notes 5.13% due 12/03/12	5,000	5,170
		181,130
Food-Retail — 0.0%
The Kroger Co. Company Guar. Notes 6.15% due 01/15/20	15,000	15,404
The Kroger Co. Senior Guar. Notes 6.75% due 04/15/12	10,000	10,707
		26,111
Food-Wholesale/Distribution — 0.0%
Supervalu, Inc. Senior Notes 7.50% due 11/15/14	35,000	35,350
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	55,000	53,212
Gambling (Non-Hotel) — 0.0%
Mashantucket Western Pequot Tribe 8.50% due 11/15/15*(3)	50,000	44,000
Pinnacle Entertainment, Inc. Senior Sub. Notes 7.50% due 06/15/15*(3)	35,000	27,562
Pinnacle Entertainment, Inc. Senior Sub. Notes 8.25% due 03/15/12	40,000	37,700
		109,262
Gas-Distribution — 0.0%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	20,000	20,445
Home Furnishings — 0.0%
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	20,000	16,700
Hotels/Motels — 0.0%
Marriott International, Inc. Senior Notes 5.63% due 02/15/13	20,000	19,307
Marriott International, Inc. Notes 6.38% due 06/15/17	3,000	2,978
		22,285
Independent Power Producers — 0.1%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	130,000	127,400
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	20,000	19,450
		146,850

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(20)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Insurance Brokers — 0.0%
HUB International Holdings, Inc. Senior Notes 9.00% due 12/15/14*(3)	$10,000	$7,800
HUB International Holdings, Inc. Senior Sub. Notes 10.25% due 06/15/15*(3)	10,000	7,300
USI Holdings Corp. Senior Notes 6.94% due 11/15/14*(2)(3)	5,000	3,612
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	5,000	4,990
		23,702
Insurance-Life/Health — 0.0%
Lincoln National Corp. Senior Notes 6.30% due 10/09/37	10,000	9,039
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(2)	16,000	14,672
Nationwide Financial Services, Inc. Notes 5.63% due 02/13/15	10,000	9,968
Prudential Financial Inc Medium Term Notes 5.15% due 01/15/13	40,000	39,939
Prudential Financial, Inc. Medium Term Notes 6.00% due 12/01/17	15,000	15,119
		88,737
Insurance-Multi-line — 0.1%
CNA Financial Corp. Notes 6.00% due 08/15/11	15,000	15,403
CNA Financial Corp. Notes 6.50% due 08/15/16	15,000	15,158
Loews Corp. Notes 5.25% due 03/15/16	15,000	14,998
Metlife Capital Trust IV Jr. Sub. Notes 7.88% due 12/15/67*(3)	100,000	90,931
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	15,000	14,981
		151,471
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*(3)	35,000	31,985
Nationwide Mutual Insurance Co. Notes 8.25% due 12/01/31*(3)	15,000	15,755
		47,740

Security Description	Principal Amount(20)	Market Value (Note 2)
Insurance-Property/Casualty — 0.0%
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	$15,000	$13,904
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/16(3)	15,000	14,487
Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Jr. Sub. Notes 7.52% due 06/01/66(2)	30,000	28,404
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/15	10,000	6,450
Nuveen Investments, Inc. Senior Notes 10.50% due 11/15/15*(3)	25,000	21,437
		56,291
Machinery-Electrical — 0.0%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17	10,000	9,900
Machinery-General Industrial — 0.0%
The Manitowoc Co., Inc. Company Guar. Notes 7.13% due 11/01/13	45,000	44,550
Medical Instruments — 0.0%
Accellent, Inc. Company Guar. Notes 10.50% due 12/01/13	15,000	12,000
Medical-HMO — 0.0%
Aetna, Inc. Notes 6.00% due 06/15/16	10,000	10,230
UnitedHealth Group, Inc. Senior Notes 5.50% due 11/15/12	15,000	15,225
Unitedhealth Group, Inc. Senior Notes 6.00% due 02/15/18	10,000	9,795
UnitedHealth Group, Inc. Senior Notes 6.88% due 02/15/38	10,000	9,554
		44,804
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15(3)	95,000	95,356
HCA, Inc. Senior Notes 9.13% due 11/15/14(3)	65,000	66,950
HCA, Inc. Senior Notes 9.25% due 11/15/16	70,000	72,625
HCA, Inc. Senior Notes 9.63% due 11/15/16	55,000	57,062

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(20)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
Tenet Healthcare Corp. Senior Notes 6.38% due 12/01/11	$45,000	$40,613
Tenet Healthcare Corp. Senior Notes 7.38% due 02/01/13	60,000	53,550
		386,156
Medical-Nursing Homes — 0.0%
Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15(3)	35,000	33,775
Medical-Outpatient/Home Medical — 0.0%
Select Medical Corp. Senior Sub. Notes 7.63% due 02/01/15	55,000	43,450
Surgical Care Affiliates, Inc. Senior Notes 8.88% due 07/15/15*(3)	15,000	11,550
Surgical Care Affiliates, Inc. Senior Sub. Notes 10.00% due 07/15/17*(3)	15,000	11,250
		66,250
Metal Processors & Fabrication — 0.0%
Metals USA, Inc. Sec. Notes 11.13% due 12/01/15	10,000	9,800
Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	45,000	47,475
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	95,000	100,819
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.39% due 04/01/15(2)	20,000	19,650
		167,944
Multimedia — 0.0%
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*(3)	5,000	5,372
News America Holdings, Inc. Company Guar. Notes 7.75% due 01/20/24	20,000	22,043
News America Holdings, Inc. Company Guar. Bonds 7.75% due 12/01/45	35,000	37,053
Time Warner Cos., Inc. Debentures 9.13% due 01/15/13	5,000	5,604
Time Warner Cos., Inc. Debentures 9.15% due 02/01/23	10,000	11,575
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	25,000	27,702

Security Description	Principal Amount(20)	Market Value (Note 2)
Multimedia (continued)
Viacom, Inc. Senior Notes 5.75% due 04/30/11	$5,000	$5,053
		114,402
Non-Hazardous Waste Disposal — 0.0%
WCA Waste Corp. Senior Notes 9.25% due 06/15/14	20,000	19,950
Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 6.40% due 03/15/16	20,000	20,691
Oil & Gas Drilling — 0.0%
Pride International, Inc. Senior Notes 7.38% due 07/15/14	60,000	62,400
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	8,000	8,273
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	2,000	2,037
Chaparral Energy, Inc. Company Guar. Notes 8.88% due 02/01/17	50,000	43,375
Chesapeake Energy Corp. Senior Notes 7.63% due 07/15/13	20,000	20,500
Connacher Oil and Gas, Ltd. Senior Sec. Notes 10.25% due 12/15/15*(3)	25,000	25,188
Denbury Resources, Inc. Senior Sub. Notes 7.50% due 12/15/15	40,000	40,900
EOG Resources, Inc. Notes 5.88% due 09/15/17	10,000	10,483
Forest Oil Corp. Senior Notes 8.00% due 12/15/11	55,000	57,337
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 9.00% due 06/01/16*(3)	15,000	15,113
Newfield Exploration Co. Senior Sub. Notes 6.63% due 09/01/14	40,000	39,400
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18*(3)(17)	20,000	20,700
Plains Exploration & Production Co. Company Guar. Notes 7.00% due 03/15/17	40,000	38,400
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	25,000	24,125

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(20)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	$100,000	$96,500
		442,331
Oil Companies-Integrated — 0.0%
Hess Corp. Bonds 7.88% due 10/01/29	35,000	41,536
Oil Field Machinery & Equipment — 0.0%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16(3)	55,000	52,800
Oil Refining & Marketing — 0.0%
Enterprise Products Operating LP Jr. Sub. Notes 7.03% due 01/15/68(2)	15,000	12,733
Enterprise Products Operating LP Jr. Sub. Notes 8.38% due 08/01/66(2)	25,000	24,334
Motiva Enterprises LLC Senior Notes 5.20% due 09/15/12*(3)	5,000	5,296
Sunoco, Inc. Senior Notes 4.88% due 10/15/14	15,000	14,946
Tesoro Corp. Company Guar. Notes 6.50% due 06/01/17	20,000	17,900
The Premcor Refining Group, Inc. Senior Notes 7.50% due 06/15/15	10,000	10,471
Valero Energy Corp. Senior Notes 7.50% due 04/15/32	35,000	36,436
		122,116
Oil-Field Services — 0.0%
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*(3)	50,000	50,000
Key Energy Services, Inc. Senior Notes 8.38% due 12/01/14*(3)	25,000	24,937
Weatherford International, Inc. Company Guar. Notes 6.35% due 06/15/17	5,000	5,172
		80,109
Paper & Related Products — 0.1%
Domtar Corp. Company Guar. 7.88% due 10/15/11	35,000	35,000
Georgia-Pacific Corp. Debentures 9.50% due 12/01/11	52,000	52,910

Security Description	Principal Amount(20)	Market Value (Note 2)
Paper & Related Products (continued)
NewPage Corp. Senior Notes 10.00% due 05/01/12*(3)	$55,000	$55,825
NewPage Corp. Sec. Notes 10.00% due 05/01/12	10,000	10,150
Verso Paper Holdings LLC Company Guar. Notes 11.38% due 08/01/16	25,000	22,938
Westvaco Corp. Debentures 7.50% due 06/15/27	5,000	5,170
		181,993
Pharmacy Services — 0.0%
Omnicare, Inc. Senior Sub. Notes 6.13% due 06/01/13	35,000	30,800
Omnicare, Inc. Senior Sub. Notes 6.75% due 12/15/13	10,000	8,925
Omnicare, Inc. Senior Sub. Notes 6.88% due 12/15/15	10,000	8,700
		48,425
Physical Therapy/Rehabilation Centers — 0.0%
Healthsouth Corp. Company Guar. Notes 10.75% due 06/15/16(3)	25,000	26,250
Psychiatric Solutions, Inc. Company Guar. Notes 7.75% due 07/15/15	5,000	4,975
		31,225
Physicians Practice Management — 0.0%
US Oncology Holdings, Inc. Senior Notes 7.95% due 03/15/12(2)	21,072	16,225
US Oncology, Inc. Senior Notes 9.00% due 08/15/12	5,000	4,975
		21,200
Pipelines — 0.1%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	20,000	21,607
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	15,000	14,561
Dynegy Holdings, Inc. Senior Notes 8.38% due 05/01/16	45,000	44,550
El Paso Corp. Senior Notes 7.75% due 01/15/32	35,000	35,946
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17	10,000	9,809
Enbridge Energy Partners LP Senior Notes 6.50% due 04/15/18*(3)	20,000	19,893

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(20)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Kinder Morgan Energy Partners LP Senior Notes 6.00% due 02/01/17	$10,000	$9,952
National Fuel Gas Co. Notes 5.25% due 03/01/13	10,000	10,353
Spectra Energy Capital LLC Senior Notes 8.00% due 10/01/19	15,000	16,958
TEPPCO Partners LP Company Guar. Notes 7.00% due 06/01/67(2)	10,000	10,050
TransCanada Pipelines, Ltd. Senior Notes 6.20% due 10/15/37	20,000	19,284
Williams Cos., Inc. Senior Notes 7.63% due 07/15/19	70,000	74,725
Williams Partners LP Bonds 7.25% due 02/01/17	15,000	15,075
		302,763
Poultry — 0.0%
Pilgrim's Pride Corp. Senior Notes 7.63% due 05/01/15	10,000	9,625
Publishing-Periodicals — 0.1%
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16	110,000	71,225
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. 12.50% due 08/01/16*(7)	25,000	15,813
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. 10.00% due 08/01/14	35,000	34,825
The Reader's Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*(3)	35,000	23,362
		145,225
Quarrying — 0.0%
Compass Minerals International, Inc. Senior Notes 12.00% due 06/01/13(7)	50,000	52,250
Real Estate Investment Trusts — 0.1%
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	10,000	9,339
Equity One, Inc. Notes 5.38% due 10/15/15	20,000	18,030

Security Description	Principal Amount(20)	Market Value (Note 2)
Real Estate Investment Trusts (continued)
HCP, Inc. Senior Notes 6.70% due 01/30/18	$20,000	$17,150
Health Care REIT, Inc. Senior Notes 6.00% due 11/15/13	5,000	4,800
Highwoods Properties, Inc. Bonds 5.85% due 03/15/17	20,000	17,084
Hospitality Properties Trust Notes 6.75% due 02/15/13	15,000	14,747
HRPT Properties Trust Senior Notes 5.75% due 02/15/14	10,000	9,456
HRPT Properties Trust Senior Notes 6.25% due 08/15/16	10,000	9,049
iStar Financial, Inc. Senior Notes 5.88% due 03/15/16	15,000	10,500
Nationwide Health Properties, Inc. Notes 6.25% due 02/01/13	25,000	25,446
Nationwide Health Properties, Inc. Notes 6.50% due 07/15/11	10,000	10,433
Prologis Senior Notes 5.75% due 04/01/16	10,000	9,181
Rouse Co. Notes 7.20% due 09/15/12	10,000	9,135
Rouse Co. LP/TRC Co-Issuer, Inc. Senior Notes 6.75% due 05/01/13*(3)	10,000	8,618
Simon Property Group LP Notes 5.75% due 12/01/15	10,000	9,513
		182,481
Real Estate Operations & Development — 0.0%
Duke Realty LP Notes 6.50% due 01/15/18	10,000	8,905
Regency Centers LP Senior Notes 5.88% due 06/15/17	15,000	13,738
		22,643
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	35,000	25,550
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	35,000	22,225
		47,775

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(20)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. Company Guar. Notes 7.63% due 05/15/14	$20,000	$17,250
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. Company Guar. Notes 7.75% due 05/15/16	30,000	24,450
Erac USA Finance Co. Company Guar. Notes 6.38% due 10/15/17*(3)	20,000	17,870
Rental Service Corp. Notes 9.50% due 12/01/14	40,000	33,400
United Rentals North America, Inc. Senior Sub. Notes 7.00% due 02/15/14	45,000	35,325
		128,295
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. Senior Sub. Notes 11.38% due 11/01/16	45,000	35,325
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 6.26% due 04/15/13(2)	10,000	8,200
AutoNation, Inc. Company Guar. Notes 7.00% due 04/15/14	10,000	8,875
Penske Auto Group, Inc. Company Guar. Notes 7.75% due 12/15/16	35,000	30,275
		47,350
Retail-Drug Store — 0.0%
CVS Caremark Corp. Jr. Sub. Notes 6.30% due 06/01/37(2)	20,000	18,341
CVS Pass-Through Trust Pass Through Certs. 6.12% due 01/10/13*(3)	19,491	20,677
Rite Aid Corp. Senior Notes 7.50% due 03/01/17	35,000	31,500
Rite Aid Corp. Senior Notes 9.38% due 12/15/15(3)	40,000	31,400
		101,918
Retail-Office Supplies — 0.0%
Office Depot, Inc. Notes 6.25% due 08/15/13	10,000	10,505
Retail-Regional Department Stores — 0.0%
JC Penney Corp., Inc. Debentures 7.65% due 08/15/16	20,000	21,108
The Bon-Ton Stores, Inc. Senior Notes 10.25% due 03/15/14	45,000	30,037
		51,145

Security Description	Principal Amount(20)	Market Value (Note 2)
Retail-Restaurants — 0.0%
Buffets, Inc. Senior Notes 12.50% due 11/01/14†(3)(12)(21)	$15,000	$450
McDonald's Corp. Medium Term Notes 5.80% due 10/15/17	10,000	10,500
McDonald's Corp. Medium Term Notes 6.30% due 10/15/37	15,000	15,408
OSI Restaurant Partners, Inc. Senior Notes 9.63% due 05/15/15*(3)	20,000	12,600
Yum! Brands, Inc. Senior Notes 6.25% due 03/15/18	15,000	15,077
		54,035
Savings & Loans/Thrifts — 0.0%
Independence Community Bank Corp. Sub. Notes 3.50% due 06/20/13(2)	50,000	49,701
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	20,000	19,786
		69,487
Special Purpose Entities — 2.1%
Deutsche Bank Capital Funding Trust VII Bonds 5.63% due 01/19/16*(2)(3)(13)	15,000	12,982
Dow Jones CDX High Yield Pass Through Certs. Series 5-TI 8.75% due 12/29/10*(3)(17)	6,648,000	6,897,300
Fund American Cos., Inc. Notes 5.88% due 05/15/13	35,000	36,484
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. Senior Notes 8.88% due 04/01/15(3)	45,000	46,012
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. Senior Notes 9.75% due 04/01/17	20,000	19,900
Hexion US Fin Corp. Company Guar. Notes 9.75% due 11/15/14	35,000	37,537
Milacron Escrow Corp. Secured Notes 11.50% due 05/15/11	15,000	11,213
OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/33*(3)	20,000	21,552
Rainbow Natl Services LLC Senior Notes 8.75% due 09/01/12*(3)	25,000	25,563

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(20)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)
Stallion Oilfield Services, Ltd. Senior Notes 9.75% due 02/01/15*(3)	$70,000	$47,950
Teco Finance, Inc. Notes 7.20% due 05/01/11*(3)	10,000	10,688
Tropicana Entertainment LLC Senior Sub. Notes 9.63% due 12/15/14	35,000	18,156
Vanguard Health Holdings II LLC Senior Sub. Notes 9.00% due 10/01/14	35,000	33,687
		7,219,024
Steel Pipe & Tube — 0.0%
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/17(3)	20,000	17,250
Steel-Producers — 0.1%
AK Steel Corp. Company Guar. Notes 7.75% due 06/15/12	70,000	70,612
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15*(3)	15,000	14,175
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	95,000	93,100
Steel Dynamics, Inc. Senior Sub. Notes 7.38% due 11/01/12*(3)	10,000	10,100
		187,987
Steel-Specialty — 0.0%
Tube City IMS Corp. Company Guar. Notes 9.75% due 02/01/15(3)	35,000	30,800
Telecom Services — 0.0%
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15(3)	20,000	18,400
Qwest Corp. Notes 9.13% due 03/15/12	65,000	66,300
West Corp. Company Guar. Notes 9.50% due 10/15/14	25,000	22,375
West Corp. Company Guar. Notes 11.00% due 10/15/16	15,000	12,675
		119,750
Telecommunication Equipment — 0.0%
Lucent Technologies, Inc. Bonds 6.45% due 03/15/29	50,000	35,750
Telephone-Integrated — 0.2%
Ameritech Capital Funding Co. Company Guar. Notes 6.25% due 05/18/09	25,000	26,046

Security Description	Principal Amount(20)	Market Value (Note 2)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 4.95% due 01/15/13	$20,000	$20,068
AT&T, Inc. Senior Notes 5.50% due 02/01/18	65,000	63,644
AT&T, Inc. Notes 6.30% due 01/15/38	65,000	62,850
Level 3 Financing, Inc. Company Guar. Notes 8.75% due 02/15/17	25,000	19,000
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	55,000	44,962
Qwest Communications International, Inc. Senior Notes 8.00% due 02/15/14	120,000	112,800
Southwestern Bell Telephone Co. Debentures 7.00% due 11/15/27	30,000	29,664
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	25,000	18,625
Verizon Communications, Inc. Senior Notes 5.55% due 02/15/16	30,000	29,847
Verizon Communications, Inc. Notes 6.40% due 02/15/38	35,000	34,075
Verizon New England, Inc. Notes 4.75% due 10/01/13	20,000	19,418
Verizon New Jersey, Inc. Debentures 8.00% due 06/01/22	25,000	27,932
Verizon Virginia, Inc. Debentures 4.63% due 03/15/13	25,000	24,307
Windstream Corp. Senior Notes 8.13% due 08/01/13	30,000	29,475
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	60,000	58,950
		621,663
Television — 0.0%
Univision Communications, Inc. Senior Notes 9.75% due 03/15/15*(3)	30,000	18,150
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	30,000	18,825
		36,975
Transactional Software — 0.0%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*(3)	10,000	7,750

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(20)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Transport-Equipment & Leasng — 0.0%
Greenbrier Cos., Inc. Senior Notes 8.38% due 05/15/15	$35,000	$32,900
Transport-Rail — 0.0%
Union Pacific Corp. Senior Notes 5.70% due 08/15/18	10,000	9,942
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	20,000	20,249
		30,191
Travel Service — 0.0%
Travelport LLC Company Guar. Notes 9.88% due 09/01/14	50,000	43,750
Water — 0.0%
American Water Capital Corp. Bonds 6.09% due 10/15/17*(3)	10,000	10,407
American Water Capital Corp. Bonds 6.59% due 10/15/37*(3)	10,000	10,016
		20,423
Wire & Cable Products — 0.0%
General Cable Corp. Company Guar. Notes 7.10% due 04/01/15(2)	45,000	38,813
Wireless Equipment — 0.0%
American Tower Corp. Senior Notes 7.00% due 10/15/17*(3)	50,000	50,000
Motorola, Inc. Senior Notes 6.00% due 11/15/17	15,000	12,850
		62,850
Total Corporate Bonds & Notes (cost $20,629,662)		19,594,549
FOREIGN CORPORATE BONDS & NOTES — 0.6%
Banks-Commercial — 0.1%
Barclays Bank PLC Bonds 6.28% due 12/31/34(2)(13)	40,000	32,942
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	100,000	94,864
Royal Bank of Scotland Group PLC Bonds 7.65% due 09/30/31(2)(13)	70,000	66,810
		194,616
Cellular Telecom — 0.0%
Rogers Wireless, Inc. Sec. Notes 6.38% due 03/01/14	20,000	19,829

Security Description	Principal Amount(20)		Market Value (Note 2)
Cellular Telecom (continued)
Vodafone Group PLC Bonds 6.15% due 02/27/37		$30,000	$27,963
			47,792
Chemicals-Specialty — 0.1%
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/10(8)		85,000	76,288
Rockwood Specialties Group, Inc. Company Guar. Bonds 7.63% due 11/15/14	EUR	50,000	72,622
			148,910
Computers-Memory Devices — 0.0%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16		20,000	19,050
Containers-Paper/Plastic — 0.0%
Newpage Holding Corp. Senior Notes 11.82% due 11/01/13(2)(14)		11,624	9,764
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 7.47% due 11/15/13(2)(3)	EUR	50,000	74,793
Honeywell International, Inc. Senior Notes 5.30% due 03/01/18		10,000	10,247
Tyco Electronics Group SA Notes 6.00% due 10/01/12*(3)		20,000	20,499
			105,539
Electric Products-Misc. — 0.1%
Legrand France SA Debentures 8.50% due 02/15/25		110,000	124,018
Electric-Integrated — 0.0%
TransAlta Corp. Notes 5.75% due 12/15/13		10,000	10,259
Electronic Components-Misc. — 0.0%
Celestica, Inc. Senior Sub. Notes 7.63% due 07/01/13		40,000	37,800
NXP BV/NXP Funding LLC Sec. Notes 7.88% due 10/15/14		75,000	68,625
			106,425
Finance-Other Services — 0.0%
Pinnacle Foods Finance LLC/ Pinnacle Foods Finance Corp. Senior Notes 9.25% due 04/01/15(3)		20,000	17,700
Pinnacle Foods Finance LLC/ Pinnacle Foods Finance Corp. Senior Sub. Notes 10.63% due 04/01/17(3)		20,000	17,000
			34,700

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(20)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Food-Retail — 0.0%
Delhaize Group SA Notes 6.50% due 06/15/17	$10,000	$10,327
Investment Companies — 0.0%
Algoma Acquisition Corp. Senior Notes 9.88% due 06/15/15*(3)	20,000	17,300
Investment Management/Advisor Services — 0.0%
Invesco PLC Company Guar. Notes 5.63% due 04/17/12	10,000	10,128
Machinery-Construction & Mining — 0.0%
Terex Corp. Senior Notes 7.38% due 01/15/14	35,000	34,650
Medical Products — 0.0%
Covidien International Finance SA Company Guar. Notes 6.00% due 10/15/17*(3)	10,000	10,307
Covidien International Finance SA Company Guar. Bonds 6.55% due 10/15/37*(3)	10,000	10,220
		20,527
Medical-Drugs — 0.0%
AstraZeneca PLC Senior Notes 5.90% due 09/15/17	35,000	36,997
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	25,000	23,250
		60,247
Metal-Aluminum — 0.0%
Novelis, Inc. Company Guar. Notes 7.75% due 02/15/15	60,000	53,100
Multimedia — 0.0%
CanWest Media, Inc. Company Guar. Notes 8.00% due 09/15/12	55,000	52,250
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16(3)	10,000	9,125
		61,375
Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc. Senior Sec. Notes 6.50% due 11/15/10	25,000	25,000
Oil Companies-Exploration & Production — 0.1%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	25,000	23,938
Nexen, Inc. Bonds 6.40% due 05/15/37	10,000	9,576

Security Description	Principal Amount(20)	Market Value (Note 2)
Oil Companies-Exploration & Production (continued)
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14(3)	$35,000	$34,650
Petrohawk Energy Corp., Senior Notes 9.13% due 07/15/13	95,000	97,612
		165,776
Oil-Field Services — 0.0%
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37	5,000	4,949
Weatherford International, Ltd. Senior Notes 5.50% due 02/15/16	10,000	9,861
Weatherford International, Ltd. Company Guar. Sr. Notes 6.50% due 08/01/36	15,000	14,292
		29,102
Paper & Related Products — 0.0%
Catalyst Paper Corp. Company Guar. Notes 8.63% due 06/15/11	45,000	37,463
Pipelines — 0.0%
Northwest Pipeline Corp. Senior Notes 5.95% due 04/15/17	5,000	4,962
Targa Resources, Inc. Bonds 8.50% due 11/01/13	75,000	69,000
TransCanada Pipelines, Ltd. Jr. Sub. Notes 6.35% due 05/15/67(2)	10,000	8,839
		82,801
Property Trust — 0.0%
WEA Finance/WCI Finance LLC Senior Notes 5.70% due 10/01/16*(3)	15,000	13,562
Real Estate Management/Services — 0.0%
Realogy Corp. Senior Notes 10.50% due 04/15/14(3)	110,000	73,975
Satellite Telecom — 0.1%
Inmarsat Finance PLC Guar. Sr. Notes 10.38% due 11/15/12(7)	75,000	72,750
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16	105,000	106,444
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.25% due 02/01/15(7)	10,000	8,500
		187,694

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(20)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Special Purpose Entities — 0.1%
Bosphorus Financial Services, Ltd. Senior Sec. Notes 4.87% due 02/15/12*(2)(3)	$100,000	$96,231
UCI Holdco, Inc. Senior Notes 12.49% due 12/15/13(3)	52,364	45,557
		141,788
Steel-Specialty — 0.0%
Gerdau Ameristeel Corp./ Gusap Partners Company Guar. Notes 10.38% due 07/15/11	50,000	52,250
Telecom Services — 0.0%
Nordic Telephone Co. Holdings Sec. Notes 8.88% due 05/01/16*(3)	75,000	72,750
TELUS Corp. Notes 8.00% due 06/01/11	30,000	32,628
		105,378
Telecommunication Equipment — 0.0%
Nortel Networks, Ltd. Company Guar. Notes 6.96% due 07/15/11(2)	40,000	34,300
Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16	10,000	9,137
		43,437
Telephone-Integrated — 0.0%
France Telecom SA Notes 8.75% due 03/01/31	25,000	30,972
Telecom Italia Capital SA Company Guar. Notes 4.00% due 01/15/10	10,000	9,810
Telecom Italia Capital SA Company Guar. Bonds 7.20% due 07/18/36	5,000	4,722
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/17	25,000	25,156
Telefonica Europe BV Company Guar. Bonds 8.25% due 09/15/30	15,000	17,518
		88,178
Total Foreign Corporate Bonds & Notes (cost $2,243,247)		2,115,131
LOANS — 0.0%
Finance-Mortgage Loan/Banker — 0.0%
RESCAP BTL 4.36% due 07/28/08(3)(10)(11)(16)	85,000	62,794

Security Description	Principal Amount(20)	Market Value (Note 2)
Oil Companies-Exploration & Production — 0.0%
Sandridge Energy, Inc. BTL 8.99% due 04/01/14(3)(10)(11)(16)	$15,000	$14,025
Sandridge Energy, Inc. BTL 8.63% due 04/01/15(3)(10)(11)(16)	45,000	44,775
		58,800
Total Loans (cost $132,888)		121,294
MUNICIPAL BONDS & NOTES — 0.0%
U.S. Municipal Bonds & Notes — 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds Series A 7.31% due 06/01/34	20,000	19,425
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds Series A 7.47% due 06/01/47	30,000	28,601
Total Municipal Bonds & Notes (cost $49,999)		48,026
U.S. GOVERNMENT AGENCIES — 8.1%
Federal Home Loan Mtg. Corp. — 0.4%
Federal Home Loan Mtg. Corp. 4.50% due 11/01/20	79,535	79,260
5.50% due 04/01/20	329,009	336,440
5.50% due 06/01/35	67,810	68,644
7.50% due 10/01/29	30,126	32,696
Federal Home Loan Mtg. Corp. REMIC Series 3003, Class XF 0.00% due 07/15/35(1)(2)	63,179	59,449
Series 3016, Class SQ 3.29% due 08/15/35(1)(2)(6)	126,738	9,909
Series 3284, Class CI 3.30% due 03/15/37(1)(2)(6)	162,119	12,711
3.58% due 10/15/37(1)(2)(6)	95,156	6,469
Series 3284, Class LI 3.62% due 03/15/37(1)(2)(6)	223,393	17,621
Series 3201, Class SG 3.68% due 08/15/36(1)(2)(6)	108,856	9,486
Series 3203, Class SE 3.68% due 08/15/36(1)(2)(6)	98,615	8,786
Series 3202, Class PI 3.72% due 08/15/36(1)(2)(6)	235,138	21,411
Series 2007-15, Class IM 3.75% due 05/15/36(1)(2)(6)	628,637	64,001
Series 3221, Class SI 3.76% due 09/15/36(1)(2)(6)	86,773	7,307
Series 3114, Class GI 3.78% due 02/15/36(1)(2)(6)(17)	79,468	10,494
Series 2990, Class LI 3.81% due 10/15/34(1)(2)(6)	108,088	9,585
Series 2962, Class BS 3.83% due 03/15/35(1)(2)(6)	339,941	29,017
Series 3114, Class TS 3.83% due 09/15/30(1)(2)(6)(17)	301,518	26,703

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(20)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 3236, Class IS 3.83% due 11/15/36(1)(2)(6)	$106,294	$9,632
Series 3244, Class SG 3.84% due 11/15/36(1)(2)(6)	81,930	7,535
Series 3031, Class BI 3.87% due 08/15/35(1)(2)(6)	75,568	7,550
Series 3107, Class DC 3.88% due 06/15/35(1)(2)(6)	103,108	11,161
Series 2927, Class ES 3.88% due 01/15/35(1)(2)(6)	82,127	7,175
Series 2950, Class SM 3.88% due 03/15/35(1)(2)(6)	119,004	10,701
Series 3054, Class CS 3.88% due 07/15/35(1)(2)(6)	71,449	6,073
Series 3066, Class SI 3.88% due 04/15/35(1)(2)(6)	297,602	35,612
Series 3118, Class SD 3.88% due 02/15/36(1)(2)(6)	232,797	19,788
3.93% due 02/15/37(1)(2)(6)	85,325	7,939
Series 2922, Class SE 3.93% due 02/15/35(1)(2)(6)	143,163	12,853
Series 3028, Class ES 3.93% due 09/15/35(1)(2)(6)	302,361	36,094
Series 3287, Class SD 3.93% due 03/15/37(1)(2)(6)	87,743	8,397
Series 3297, Class BI 3.94% due 04/15/37(1)(2)(6)	208,357	18,217
Series 2815, Class PT 4.23% due 11/15/32(1)(2)(6)	120,431	9,704
Series 2828, Class TI 4.23% due 10/15/30(1)(2)(6)	168,756	12,149
Series 2869, Class JS 4.43% due 04/15/34(1)(2)(6)	269,676	20,954
Series 2869, Class SH 4.48% due 04/15/34(1)(2)(6)	57,252	4,507
Series 2976, Class KL 4.50% due 03/01/20	36,186	36,061
Series 2828, Class GI 4.68% due 06/15/34(1)(2)(6)	118,750	14,866
Series 2927, Class SI 5.68% due 02/15/35(1)(2)(6)	104,568	13,489
Series 3065, Class DC 11.41% due 03/15/35(1)(2)	82,285	90,487
Series 2990, Class DP 13.97% due 08/15/34(1)(2)	77,443	91,931
Series 2976, Class KL 14.05% due 05/15/35(1)(2)	80,685	93,140
Federal Home Loan Mtg. Corp. Structured Pass-Through Series T-41, Class 2A 0.04% due 05/25/43(1)(5)(6)	216,859	383
Series T-42, Class A5 0.27% due 05/25/43(1)(5)(6)	238,442	1,421
Series T-42, Class A6 0.35% due 09/25/43(1)(6)(17)	118,508	1,073
Series T-51, Class 1AIO 0.37% due 05/25/43(1)(6)	186,567	1,483
Series T-51, Class 2A 0.52% due 05/25/43(1)(6)	378,776	3,871

Security Description	Principal Amount(20)	Market Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series T-56, Class 1IO 5.50% due 05/25/43(1)(2)(6)	$14,103	$1,264
Series T-56, Class 2ASI 7.00% due 07/25/32(1)	9,640	10,186
Series T-56, Class 2IO 7.00% due 03/25/44(1)	76,146	76,661
Series T-56, Class 3IO 7.50% due 02/25/42(1)	39,231	39,786
Series T-56, Class AIO 7.50% due 08/25/42(1)	40,408	42,807
Series T-58, Class 4A 7.50% due 09/25/43(1)	26,121	27,672
Series T-60, Class 1A2 9.50% due 02/25/42(1)	6,080	6,117
		1,608,728
Federal National Mtg. Assoc. — 7.3%
Federal National Mtg. Assoc. 4.00% due 05/01/19	641,084	627,688
4.00% due 09/01/20	145,607	142,082
4.50% due 04/01/18	31,112	31,095
4.50% due 03/01/20	25,242	25,154
4.50% due 04/01/20	76,045	75,782
4.50% due 09/01/20	115,528	115,129
5.00% due 03/01/21	45,825	46,359
5.00% due 12/01/35	168,656	167,174
5.00% due 05/01/36	90,582	89,754
5.00% due April TBA	1,000,000	989,688
5.50% due 03/01/18	39,862	40,915
5.50% due 03/01/35	82,028	82,972
5.50% due 07/01/35	108,384	109,630
5.50% due 08/01/35	76,274	77,151
5.50% due 09/01/35	180,926	183,007
5.50% due 10/01/35	155,317	157,104
5.50% due 11/01/35	58,222	58,892
5.50% due 12/01/35	145,701	147,378
5.50% due 01/01/36	90,173	91,210
5.50% due 01/01/37	191,289	193,335
5.50% due 03/01/37(1)(6)	84,359	85,237
5.50% due 03/01/37	183,853	185,767
5.50% due 03/01/37	182,082	183,977
5.50% due 04/01/37	196,977	199,027
5.50% due 05/01/37	24,773	25,031
5.50% due 06/01/37	339,715	343,251
5.50% due 10/01/37	588,255	594,368
5.50% due April TBA	12,000,000	12,082,500
6.00% due 06/01/36	41,874	42,944
6.00% due 06/01/37	191,382	196,226
6.00% due 08/01/37	283,488	290,664
6.00% due 09/01/37	557,700	571,815
6.50% due 01/01/36	15,139	15,710
6.50% due 06/01/36	281,414	292,012
6.50% due 07/01/36	89,073	92,334
6.50% due 09/01/36	370,155	383,708
6.50% due 11/01/36	97,734	101,313
6.50% due 07/01/37	88,115	91,335
6.50% due 08/01/37	540,118	559,855
6.50% due 09/01/37	198,118	205,358
6.50% due 10/01/37	1,023,985	1,061,404
6.50% due 01/01/38	690,160	715,381

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(20)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
7.00% due 06/01/33	$43,366	$46,132
7.00% due 04/01/35	48,525	51,567
7.50% due 04/01/24	44,140	47,728
Federal National Mtg. Assoc. REMIC Series 2007-15, Class BI 0.00% due 02/25/09(1)(6)	88,132	927
Series 2007-31, Class TS 0.00% due 03/25/09(1)(6)	176,199	3,824
Series 2005-65, Class ER 0.00% due 08/25/35(1)(2)	77,316	75,357
Series 2001-50, Class BI 0.45% due 10/25/41(1)(6)	464,242	3,442
Series 2007-114, Class A1 2.80% due 10/27/37(1)(2)(17)	583,786	582,735
Series 2007-54, Class SA 3.36% due 07/25/35(1)(2)(6)(17)	173,739	16,873
Series 2005-58, Class IK 3.39% due 07/25/35(1)(2)(6)	124,697	10,263
Series 2005-82, Class SI 3.49% due 09/25/35(1)(2)(6)	368,312	25,171
Series 2008-1, Class HI 3.60% due 05/25/37(1)(2)(6)(17)	188,930	8,908
Series 2008-13, Class SA 3.62% due 03/25/38(1)(2)(6)(17)	160,902	14,104
Series 2007-116, Class BI 3.64% due 05/25/37(1)(6)	312,960	8,876
Series 2007-30, Class LI 3.83% due 04/25/37(1)(2)(6)	177,017	17,269
Series 2007-30, Class JS 3.83% due 04/25/37(1)(2)(6)	202,052	18,049
Series 2007-58, Class JA 3.87% due 03/25/37(1)	6,742	6,547
Series 2007-103, Class AI 3.89% due 03/25/37(1)(2)(6)(17)	97,102	9,855
Series 2007-116, Class IA 3.89% due 05/25/37(1)(2)(6)	143,234	10,878
Series 2003-124, Class ST 3.90% due 01/25/34(1)(2)(6)	56,420	4,494
Series 2006-85, Class TS 3.95% due 09/25/36(1)(2)(6)	135,510	10,619
Series 2006-96, Class ES 3.98% due 10/25/36(1)(2)(6)	83,507	6,818
Series 2006-8, Class PS 3.99% due 03/25/36(1)(2)(6)(17)	269,668	30,763
Series 2006-128, Class SC 3.99% due 01/25/37(1)(2)(6)	126,285	11,302
Series 2006-111, Class SA 4.02% due 11/25/36(1)(2)(6)	88,897	8,690
Series 2006-109, Class SG 4.03% due 11/25/36(1)(2)(6)(17)	83,991	7,971
Series 2006-121, Class SD 4.03% due 12/25/36(1)(2)(6)	105,713	7,425
Series 2006-117, Class SA 4.04% due 12/25/36(1)(2)(6)	84,747	6,735
Series 2005-17, Class SA 4.09% due 03/25/35(1)(2)(6)	121,751	10,367
Series 2005-57, Class DI 4.09% due 03/25/35(1)(2)(6)	567,231	52,679

Security Description	Principal Amount(20)	Market Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2005-23, Class SG 4.09% due 04/25/35(1)(2)(6)	$140,457	$11,293
Series 2005-54, Class SA 4.09% due 06/25/35(1)(2)(6)	179,373	15,045
Series 2005-84, Class SG 4.09% due 10/25/35(1)(2)(6)	183,054	16,496
Series 2005-95, Class CI 4.09% due 11/25/35(1)(2)(6)	110,707	9,412
Series 3153, Class UI 4.09% due 03/25/37(1)(2)(6)	91,823	7,620
Series 2005-45, Class SR 4.11% due 06/25/35(1)(2)(6)	254,344	21,247
Series 2005-45, Class EW 4.11% due 06/25/35(1)(2)(6)	99,182	8,673
Series 2005-82, Class SY 4.12% due 09/25/35(1)(2)(6)	191,903	15,708
Series 2005-17, Class SY 4.14% due 03/25/35(1)(2)(6)	163,212	16,450
Series 2006-56, Class SM 4.15% due 07/25/36(1)(2)(6)	142,361	12,521
Series 2007-30, Class WI 4.15% due 04/25/37(1)(2)(6)	237,836	20,748
Series 2008-1, Class GI 4.35% due 05/25/37(1)(2)(6)(17)	150,613	17,524
Series 2005-65, Class KI 4.39% due 08/25/35(1)(2)(6)	261,945	22,448
Series 2004-60, Class SW 4.45% due 04/25/34(1)(2)(6)	209,051	20,111
Series 2003-122, Class SJ 4.50% due 02/25/28(1)(2)(6)	300,575	18,349
Series 2004-24, Class CS 4.54% due 01/25/34(1)(2)(6)	113,048	11,284
Series 2004-89, Class EI 4.54% due 08/25/34(1)(2)(6)	294,978	26,978
Series 2007-60, Class AX 4.55% due 07/25/37(1)(2)(6)	123,943	10,713
Series 2005-52, Class DC 4.59% due 06/25/35(1)(2)(6)	59,803	9,671
Series 2006-115, Class BI 4.66% due 12/25/36(1)(2)(6)	50,376	4,444
Series 2008-7, Class SA 4.95% due 02/25/38(1)(2)(6)	99,062	10,861
Series 2003-66, Class SA 5.04% due 07/25/33(1)(2)(6)	84,722	9,128
Series 2004-51, Class XP 5.10% due 07/25/34(1)(2)(6)	52,210	5,839
Series 2002-14, Class A1 7.00% due 01/25/42(1)	39,987	43,262
Series 2002-26, Class A1 7.00% due 01/25/48(1)	34,299	37,176
Series 2002-33, Class A2 7.50% due 06/25/32(1)	37,540	41,195
Series 2002-14, Class A2 7.50% due 01/25/42(1)	42,820	46,284
Series 2002-T12, Class A3 7.50% due 05/25/42(1)	19,384	21,022
Series 2990, Class LB 9.74% due 06/15/34(1)(2)	80,180	85,647
Series 2990, Class WP 9.76% due 06/15/35(1)(2)	69,215	76,897

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(20)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2005-74, Class CS 12.85% due 05/25/35(1)(2)	$72,845	$79,903
Series 2005-57, Class DC 13.30% due 12/25/34(1)(2)	66,876	75,358
Series 2005-45, Class DC 14.75% due 06/25/35(1)(2)	72,623	86,913
Series 2005-99, Class SA 15.01% due 11/25/35(1)(2)	75,895	91,647
Series 2006-8, Class HP 15.01% due 03/25/36(1)(2)	80,750	95,984
Series 2005-74, Class CP 15.19% due 05/25/35(1)(2)	72,845	86,675
Series 2005-57, Class CD 15.35% due 01/25/35(1)(2)	72,604	87,818
Series 2006-8, Class PK 15.98% due 03/25/36(1)(2)	86,139	99,673
Series 2005-37, Class SU 18.78% due 03/25/35(1)(2)	61,715	76,423
Series 2006-63, Class SP 23.66% due 07/25/36(1)(2)	82,660	107,491
Series 2006-70, Class SJ 23.96% due 06/25/36(1)(2)(17)	81,684	113,269
Federal National Mtg. Assoc. STRIPS Series 371, Class 2 6.50% due 07/01/36(1)(6)	814,492	169,083
Series 381, Class 14 6.50% due 04/25/37(1)(6)	90,005	17,933
Federal National Mtg. Assoc. Series 2003-W6, Class 2IO3 0.35% due 9/25/2042(1)(5)(6)	282,137	1,959
Federal National Mtg. Assoc. Series 2003-W6, Class 3IO 0.37% due 9/25/2042(1)(6)	266,251	1,925
Federal National Mtg. Assoc. Series 2002-T1, Class IO 0.42% due 11/25/2031(1)(6)	299,384	2,333
Federal National Mtg. Assoc. Series 2002-T4, Class IO 0.45% due 12/25/2041(1)(6)	1,479,045	13,304
Federal National Mtg. Assoc. Series 2001-T12, Class IO 0.56% due 8/25/2041(1)(6)	265,910	3,068
Federal National Mtg. Assoc. Series 2003-W6, Class 5IO1 0.68% due 9/25/2042(1)(6)	193,962	2,548
Federal National Mtg. Assoc. Series 2003-W2, Class 2IO 0.82% due 7/25/2042(1)(6)	312,141	4,917
Federal National Mtg. Assoc. Series 2003-W8, Class 1IO2 1.63% due 12/25/2042(1)(6)	429,230	13,571
Federal National Mtg. Assoc. Series 2003-W10, Class 1IO 1.93% due 6/25/2043(1)(6)	577,620	25,878
Federal National Mtg. Assoc. Series 2003-W10, Class 3IO 1.93% due 6/25/2043(1)(6)	122,689	5,485
Federal National Mtg. Assoc. Series 2003-W12, Class 2IO 2.22% due 6/25/2043(1)(6)	274,417	15,164

Security Description	Principal Amount(20)	Market Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. Series 2007-W4, Class 4A2 4.67% due 5/25/2037(1)(2)(6)(17)	$137,975	$16,570
Federal National Mtg. Assoc. Series 2004-W12, Class A2 7.00% due 12/25/2033(1)	83,752	91,006
Federal National Mtg. Assoc. Series 2005-W4, Class 1A3 7.00% due 8/25/2035(1)	34,024	34,448
Federal National Mtg. Assoc. Series 2001-W3, Class A 7.00% due 9/25/2041(1)	13,488	14,408
Federal National Mtg. Assoc. Series 2002-T4, Class A2 7.00% due 12/25/2041(1)	12,125	13,075
Federal National Mtg. Assoc. Series 2002-T16 7.00% due 7/25/2042(1)	32,389	35,122
Federal National Mtg. Assoc. Series 2003-W3 7.00% due 8/25/2042(1)	31,709	34,406
Federal National Mtg. Assoc. Series 2004-T3, Class 1A3 7.00% due 2/25/2044(1)	15,693	17,125
Federal National Mtg. Assoc. Series 2004-W12, Class 1A3 7.00% due 7/25/2044(1)	29,555	32,447
Federal National Mtg. Assoc. Series 2001-T5, Class A3 7.50% due 6/19/2030	2,561	2,765
Federal National Mtg. Assoc. Series 2002-T1, Class A3 7.50% due 11/25/2031(1)	39,647	43,056
Federal National Mtg. Assoc. Series 1999-T2, Class A1 7.50% due 1/19/2039(1)	58,196	61,366
Federal National Mtg. Assoc. Series 2001-T1, Class A1 7.50% due 10/25/2040(1)	12,445	13,419
Federal National Mtg. Assoc. Series 2001-T3, Class A1 7.50% due 11/25/2040(1)	4,613	4,952
Federal National Mtg. Assoc. Series 2001-T4, Class A1 7.50% due 7/25/2041(1)	10,295	11,237
Federal National Mtg. Assoc. Series 2001-T12, Class A2 7.50% due 8/25/2041(1)	17,879	19,309
Federal National Mtg. Assoc. Series 2002-T4, Class A3 7.50% due 12/25/2041(1)	55,375	60,317
Federal National Mtg. Assoc. Series 2004-T2, Class 1A4 7.50% due 11/25/2043(1)	22,940	25,449
Federal National Mtg. Assoc. Series 2004-T3, Class 1A4 7.50% due 2/25/2044(1)	2,501	2,775
Federal National Mtg. Assoc. Series 2004-T3, Class PT1 8.97% due 1/25/2044(1)(5)(17)	43,082	48,154

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(20)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. Series 2002-T1, Class A4 9.50% due 11/25/2031(1)	$9,220	$10,280
Federal National Mtg. Assoc. Series 2002-T6, Class A3 9.50% due 10/25/2041(1)	12,016	13,552
Federal National Mtg. Assoc. Series 2004-T4, Class A4 9.50% due 12/25/2041(1)	7,027	7,838
Federal National Mtg. Assoc. Series 2002-T12, Class A4 9.50% due 5/25/2042(1)	5,985	6,673
Federal National Mtg. Assoc. Series 2003-W6, Class PT1 10.07% due 9/25/2042(1)	22,288	23,978
		25,483,179
Government National Mtg. Assoc. — 0.4%
Government National Mtg. Assoc. Series 2007-35, Class UF 0.00% due 6/16/2037(1)(2)	10,635	11,098
Government National Mtg. Assoc. Series 2007-49, Class UF 0.00% due 8/20/2037(1)(2)	10,388	10,291
Government National Mtg. Assoc. Series 2007-6, Class TD 0.00% due 2/20/2037(1)	88,847	81,909
Government National Mtg. Assoc. Series 2007-33, Class TB 0.00% due 6/20/2037	97,792	92,693
Government National Mtg. Assoc. Series 2007-17, Class IC 3.43% due 4/16/2037(1)(2)(6)	83,348	6,786
Government National Mtg. Assoc. Series 2005-71, Class SA 3.54% due 9/16/2035(1)(2)(6)	93,453	7,798
Government National Mtg. Assoc. Series 2007-1, Class S 3.66% due 1/20/2037(1)(2)(6)	259,989	19,741
Government National Mtg. Assoc. Series 2007-7, Class EI 3.66% due 2/20/2037(1)(2)(6)	79,800	6,143
Government National Mtg. Assoc. Series 2007-8, Class SA 3.66% due 3/20/2037(1)(2)(6)	106,916	8,281
Government National Mtg. Assoc. Series 2005-65, Class SI 3.81% due 8/20/2035(1)(2)(6)	67,304	5,447
Government National Mtg. Assoc. Series 2008-18, Class SG 3.86% due 2/20/2038(1)(2)(6)(17)	99,023	6,499
Government National Mtg. Assoc. Series 2008-3, Class SA 4.01% due 1/20/2038(1)(2)(6)(17)	143,274	10,094
Government National Mtg. Assoc. Series 2007-58, Class SA 3.96% due 10/20/2037(2)(6)	1,029,552	81,754
Government National Mtg. Assoc. Series 2008-4, Class SA 3.98% due 1/20/2038(6)(17)	435,670	30,382

Security Description	Principal Amount(20)	Market Value (Note 2)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc. Series 2007-64, Class AI 4.01% due 10/20/2037(1)(2)(6)	$891,142	$71,297
Government National Mtg. Assoc. Series 2006-38, Class SG 4.11% due 9/20/2033(1)(2)(6)	85,620	6,964
Government National Mtg. Assoc. Series 2007-68, Class PI 4.11% due 11/20/2037(1)(2)(6)	98,943	11,377
Government National Mtg. Assoc. Series 2007-58, Class PS 4.16% due 10/20/2037(1)(2)(6)	584,645	66,327
Government National Mtg. Assoc. Series 2005-84, Class AS 4.26% due 11/20/2035(1)(2)(6)	77,039	7,637
Government National Mtg. Assoc. Series 2007-9, Class BI 4.28% due 3/20/2037(1)(2)(6)	103,539	10,573
Government National Mtg. Assoc. Series 2007-26, Class SG 4.31% due 4/20/2037(1)(2)(6)(17)	111,266	9,573
Government National Mtg. Assoc. Series 2006-62, Class SA 4.80% due 11/20/2036(1)(2)(6)	77,161	7,768
Government National Mtg. Assoc. Series 2006-62, Class SI 4.84% due 10/20/2036(1)(2)(6)	79,324	7,993
Government National Mtg. Assoc. 6.50% due 08/20/37	347,568	361,906
6.50% due 09/20/37	89,467	93,158
Government National Mtg. Assoc. Series 2005-7, Class JM 10.50% due 5/18/2034(1)(2)	73,490	82,821
Government National Mtg. Assoc. Series 2005-84, Class SL 11.44% due 11/16/2035(1)(2)	85,397	93,596
		1,209,906
Total U.S. Government Agencies (cost $27,479,669)		28,301,813
EXCHANGE TRADED FUNDS — 0.5%
Index Fund-Large Cap — 0.3%
SPDR Trust, Series 1	6,569	866,911
Index Fund-Small Cap — 0.2%
iShares Russell 2000 Growth Index Fund	2,300	167,532
iShares Russell 2000 Index Fund	5,223	357,828
iShares Russell 2000 Value Index Fund	2,300	150,811
iShares MSCI Taiwan Index Fund	5,800	91,930
		768,101
Mid Cap Equity Fund — 0.0%
S&P Midcap 400 Depository Receipts, Series 1	482	68,039
Total Exchange Traded Funds (cost $1,774,359)		1,703,051

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(20)	Market Value (Note 2)
EQUITY CERTIFICATES — 0.3%
Applications Software — 0.0%
UBS AG-Satyam Computer Services, Ltd.(3)(17)	$12,270	$120,681
Banks-Commercial — 0.1%
UBS AG-Bank of India*(3)(17)	24,107	151,980
Building-Heavy Construction — 0.0%
UBS AG-IVRCL Infrastructures*(3)(17)	11,553	115,516
Diversified Minerals — 0.1%
UBS AG-Sesa Goa, Ltd.(3)(17)	2,048	159,815
Equity Index — 0.0%
UBS AG-MSCI Daily TR Net(3)(17)	309	149,130
Finance-Investment Banker/Broker — 0.1%
Merrill Lynch International, Inc.-Aldar Properties(3)(17)	89,131	248,734
Total Equity Certificates (cost $1,128,637)		945,856
OPTIONS-PURCHASED — 0.0%
Option on an interest rate swap with Lehman Brothers International for the right to receive a fixed rate of 4.41% versus the three month USD-LIBOR-BBA maturing on April 14, 2018 (Expiration date: April 14, 2008) (strike price $4.41)(3)(17)	701,000	4,508
Option on an interest rate swap with Lehman Brothers International for the right to pay a fixed rate of 4.41% versus the three month USD-LIBOR-BBA maturing on April 14, 2018 (Expiration date: April 14, 2008) (strike price $4.41)(3)(17)	701,000	61,852
Total Options Purchased (cost $26,077)		66,360
Total Long-Term Investment Securities (cost $334,160,950)		336,392,166
SHORT-TERM INVESTMENT SECURITIES — 2.7%
Asset-Backed Commercial Paper — 2.7%
Atlantic Asset Securitization Corp. 2.80% due 04/14/08	4,277,670	4,277,670
Victory Receivables 3.15% due 04/11/08	4,995,625	4,995,625
Total Short-Term Investment Securities (cost $9,273,295)		9,273,295

Security Description	Principal Amount(20)	Market Value (Note 2)
REPURCHASE AGREEMENT — 4.4%
Agreement with Goldman Sachs, bearing interest at 2.22%, dated 03/31/08, to be repurchased 04/01/08 in the amount of $15,144,921 and collateralized by Federal National Mtg. Association. Notes, bearing interest at 5.00% due 06/11/09 and having an approximate value of 15,544,688 (cost $15,144,000)	$15,144,000	$15,144,000
TOTAL INVESTMENTS (cost $358,578,245)(19)	104.1%	360,809,461
Liabilities in excess of other assets	(4.1)	(14,257,770)
NET ASSETS	100.0%	$346,551,691

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2008, the aggregate value of these securities was $11,721,278 representing 3.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Collateralized Mortgage Obligation

(2)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2008.

(3)  Illiquid security

(4)  Commercial Mortgage Backed Security

(5)  Variable Rate Security — the rate reflected is as of March 31, 2008, maturity date reflects the stated maturity date.

(6)  Interest Only

(7)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(8)  Variable Rate Security — the rate reflected is as of March 31, 2008, maturity date reflects next reset date.

(9)  Principal Only

(10)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(11)  Senior Loans in the Fund's Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(12)  Bond in default

(13)  Perpetual maturity — maturity date reflects the next call date.

(14)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

(15)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(16)  To the extent permitted by the Statement of Additional Information, the Asset Allocation: Diversified Growth Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2008, the Asset Allocation: Diversified Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
RESCAP 2.80% due 07/28/08 Loan Agreement	1/2/2008	$85,000	$72,888	$62,794	$74.00	0.0%
Sandridge Energy, Inc. 8.63% due 04/01/15 Loan Agreement	3/8/2007	45,000	45,000	44,775	99.00	0.0%
Sandridge Energy, Inc. 8.99% due 04/01/14 Loan Agreement	3/8/2007	15,000	15,000	14,025	94.00	0.0%
				$121,294		0.0%

(17)  Fair valued security; see Note 2

(18)  Security was valued using fair valued procedures at March 31, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.

(19)  See Note 4 for cost of investments on a tax basis.

(20)  Denominated in United States dollars unless otherwise indicated.

(21)  Company has filed Chapter 11 bankruptcy protection.

ADR — American Depository Receipt

CDO — Collateralized Debt Obligation

GDR — Global Depository Receipt

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

STRIPS — Separate Trading of Registered Interest and Principal of Securites

BTL — Bank Term Loan

LIBOR — London Interbank Offered Rate

BBA — British Banker's Association

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Open Call Option Contracts Written at March 31, 2008 were as follows:

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at March 31, 2008	Unrealized Appreciation (Depreciation)
S&P 500	April 2008	$14.05	52	$58,305	$29,900	$28,405
S&P 500	April 2008	13.75	19	56,929	37,525	19,404
			71	$115,234	$67,425	$47,809

Open Option Contracts Written at March 31, 2008 were as follows:

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at March 31, 2008	Unrealized Appreciation (Depreciation)
Option to enter an interest rate swap with J.P. Morgan Chase Bank for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on May 10, 2022	May 2012	$5.51	1,423,500	$56,443	$313,467	$(257,024)
Option to enter an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.52% versus the three month USD-LIBOR-BBA maturing on May 10, 2022	May 2012	5.52	712,000	28,195	157,507	(129,312)
Option to enter an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.52% versus the three month USD-LIBOR-BBA maturing on May 10, 2022	May 2012	5.52	284,500	11,280	62,995	(51,715)
Option to enter an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA maturing on May 10, 2022	May 2012	5.52	284,500	11,280	39,119	(27,839)
Option to enter an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA maturing on May 10, 2022	May 2012	5.52	712,000	28,196	98,220	(70,024)
Option to enter an interest rate swap with J.P. Morgan Chase Bank for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on May 10, 2022	May 2012	5.51	1,423,500	56,441	197,059	(140,618)
			4,840,000	$191,835	$868,367	$(676,532)

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2008	Unrealized Appreciation (Depreciation)
57	Short	90 Day Euro Dollar	September 2008	$13,581,681	$13,951,463	$(369,782)
17	Long	90 Day Euro Dollar	September 2009	4,047,595	4,140,563	92,968
16	Long	Australia 10YR Bond	June 2008	10,068,266	10,085,378	17,112
74	Long	Australia 3YR Bond	June 2008	17,128,367	17,115,702	(12,665)
20	Short	CAC 40 10 Euro	April 2008	1,442,697	1,493,314	(50,617)
5	Short	Canada 10YR Bond	June 2008	563,579	582,368	(18,789)
2	Long	Canada 10YR Bond	June 2008	225,449	232,947	7,498
5	Long	DAX Index	June 2008	1,242,982	1,306,115	63,133
217	Short	Dow Jones Euro STOXX 50	June 2008	11,929,244	12,200,832	(271,588)
67	Short	Dow Jones Euro STOXX 50	June 2008	3,683,223	3,767,077	(83,854)
5	Long	Euro-BOBL	June 2008	880,338	871,012	(9,326)
19	Short	Euro-Bund	June 2008	3,504,541	3,477,610	26,931
18	Long	Euro-Bund	June 2008	3,322,185	3,294,578	(27,607)
62	Long	Euro-Schatz	June 2008	10,279,174	10,225,226	(53,948)
117	Short	FTSE 100 Index	June 2008	12,936,555	13,273,401	(336,846)
19	Short	FTSE 100 Index	June 2008	2,100,809	2,155,510	(54,701)
92	Long	Hang Seng Index	April 2008	12,835,779	13,375,302	539,523
32	Long	IBEX 35 Index	April 2008	6,556,260	6,709,616	153,356
1	Long	Japan 10YR Mini Bond	June 2008	139,586	140,825	1,239
1	Long	Japan 10YR Bond	June 2008	1,393,519	1,408,854	15,335
2	Long	Japan 10YR Bond	June 2008	2,787,036	2,817,707	30,671
5	Short	LIFFE Long Gilt	June 2008	1,075,344	1,103,617	(28,273)
3	Long	LIFFE Long Gilt	June 2008	645,282	662,170	16,888
7	Short	MSCI Singapore Index	April 2008	373,621	377,308	(3,687)
172	Short	OMXS 30 Index	April 2008	2,629,574	2,698,468	(68,894)
51	Short	OMXS 30 Index	April 2008	779,699	800,127	(20,428)
1	Long	Russell Mini	June 2008	66,702	69,000	2,298
273	Short	Russell Mini	June 2008	18,314,382	18,837,000	(522,618)
142	Short	Russell Mini	June 2008	9,526,482	9,798,000	(271,518)
9	Long	S&P 500 EMini	June 2008	591,788	595,800	4,012
334	Long	S&P 500 EMini	June 2008	21,982,564	22,110,800	128,236
641	Long	S&P 500 EMini	June 2008	42,187,274	42,434,200	246,926
51	Long	S&P 500 EMini	June 2008	3,353,515	3,376,200	22,685
1	Long	S&P Mid 400 EMini	June 2008	76,872	78,150	1,278
35	Short	S&P Mid 400 EMini	June 2008	2,690,380	2,735,250	(44,870)
83	Long	S&P Mid 400 EMini	June 2008	6,380,376	6,486,450	106,074
10	Short	S&P/MIB Index	June 2008	2,419,337	2,427,229	(7,892)
4	Short	S&P/TSE 60 Index	June 2008	609,225	612,799	(3,574)
19	Short	SPI 200	June 2008	2,231,180	2,340,110	(108,930)
6	Short	SPI 200	June 2008	704,583	738,982	(34,399)
43	Short	TOPIX Index	June 2008	5,226,063	5,250,013	(23,950)
19	Short	TOPIX Index	June 2008	2,309,191	2,319,773	(10,582)
119	Long	U.S. Treasury 10YR Note	June 2008	13,869,655	14,155,422	326,642
19	Long	U.S. Treasury 10YR Note	June 2008	2,221,848	2,260,109	38,261
64	Long	U.S. Treasury 10YR Note	June 2008	7,356,159	7,613,000	256,841
156	Short	U.S. Treasury 2YR Note	June 2008	33,492,961	33,486,375	6,586
79	Short	U.S. Treasury 2YR Note	June 2008	16,991,383	16,957,844	33,539
82	Short	U.S. Treasury 5YR Note	June 2008	9,232,023	9,367,219	(135,196)
36	Short	U.S. Treasury 5YR Note	June 2008	4,053,113	4,112,438	(59,325)
102	Long	U.S. Treasury 5YR Note	June 2008	11,488,207	11,651,906	163,699
45	Long	U.S. Treasury Long Bond	June 2008	5,246,389	5,345,859	99,470
14	Short	U.S. Treasury Long Bond	June 2008	1,606,364	1,663,156	(56,792)
						$(289,450)

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Total Return Swap Contracts(3)(17)

Swap Counterparty	Notional Amount (000's)	Termination Date	Fixed Payments Received (Paid) by Portfolio	Total Return Received (Paid) by Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$36,887	10/28/08	3 month USD-LIBOR-BBA minus 1.05%	(Russell 2000 Total Return Equity Index)	$185,922
				MSCI Daily Total Return Emerging
Morgan Stanley	657	02/03/09	(3 month USD-LIBOR-BBA) minus 4.40%	Markets India USD Index	(124,047)
					$61,875

LIBOR — London Interbank Offered Rate

BBA — British Banker's Association

Interest Rate Swap Contracts

			Rates Exchanged
Swap Counterparty	Notional Amount (000's)	Termination Date	Payments Received by the Fund	Payments Made by the Fund	Upfront Payments Made (Received) by the Fund	Gross Unrealized Appreciation
Bank Of America NA	$185	10/02/16	3 month LIBOR	5.160%	$—	$16,856
Goldman Sachs	1,409	09/21/09	3 month LIBOR	5.763%	—	—
Goldman Sachs	624	12/20/16	5.070%	3 month LIBOR	—	53,256
Goldman Sachs	736	11/20/26	5.260%	3 month LIBOR	—	67,322
Goldman Sachs	735	11/21/26	5.210%	3 month LIBOR	—	62,179
JP Morgan	4,500	10/12/08	5.230%	3 month LIBOR	—	62,335
JP Morgan	4,500	11/22/08	5.090%	3 month LIBOR	—	74,126
JP Morgan	1,539	03/15/10	2.500%	3 month LIBOR	—	12,258
JP Morgan	20,363	03/25/10	3 month LIBOR	2.325%	—	—
JP Morgan	2,393	01/31/18	4.250%	3 month LIBOR	—	59,180
JP Morgan	734	11/20/26	5.270%	3 month LIBOR	—	67,610
Lehman Brothers	646	10/23/08	5.260%	3 month LIBOR	—	9,508
Lehman Brothers	159	08/29/09	3 month LIBOR	5.000%	—	5,773
Lehman Brothers	940	09/21/09	3 month LIBOR	5.755%	—	—
Lehman Brothers	2,840	03/26/10	2.325%	3 month LIBOR	—	10,292
Lehman Brothers	2,840	03/26/10	2.325%	3 month LIBOR	—	—
Lehman Brothers	260	10/23/16	3 month LIBOR	5.330%	—	26,810
Lehman Brothers	822	12/11/17	3 month LIBOR	4.839%	—	—
					—	$527,505
			Rates Exchanged
Swap Counterparty	Notional Amount (000's)	Termination Date	Payments Received by the Fund	Payments Made by the Fund	Upfront Payments Made (Received) by the Fund	Gross Unrealized Depreciation
Goldman Sachs	$3,267	11/20/08	3 month LIBOR	5.160%	$—	$(54,222)
Goldman Sachs	3,311	11/21/08	3 month LIBOR	5.090%	—	(53,791)
Goldman Sachs	174	10/19/16	3 month LIBOR	5.320%	—	(17,850)
JP Morgan	1,233	03/11/38	3 month LIBOR	5.030%	—	(76,301)
JP Morgan	3,258	11/20/08	3 month LIBOR	5.170%	—	(54,176)
JP Morgan	1,860	10/10/13	3 month LIBOR	5.050%	—	(152,119)
JP Morgan	2,590	10/10/13	3 month LIBOR	5.090%	—	(216,535)
JP Morgan	1,186	12/19/16	3 month LIBOR	5.060%	—	(99,845)
JP Morgan	3,957	03/05/18	3 month LIBOR	4.325%	—	(81,257)
Lehman Brothers	810	08/03/08	5.420%	3 month LIBOR	—	(7,245)
Lehman Brothers	646	10/23/08	3 month LIBOR	5.250%	—	(9,490)
Lehman Brothers	2,840	03/26/10	2.395%	3 month LIBOR	—	(1,280)
Lehman Brothers	8,500	03/26/10	3 month LIBOR	2.633%	—	(35,098)
Lehman Brothers	1,443	08/03/11	3 month LIBOR	5.450%	—	(117,818)
Lehman Brothers	150	08/24/12	3 month LIBOR	5.080%	—	(12,660)
Lehman Brothers	4,660	08/03/16	3 month LIBOR	5.570%	—	(496,439)
Lehman Brothers	1,790	09/08/16	3 month LIBOR	5.330%	—	(184,664)
Lehman Brothers	260	10/23/16	5.325%	3 month LIBOR	—	(26,763)
Lehman Brothers	15	08/29/17	5.320%	3 month LIBOR	—	(1,536)
Lehman Brothers	1,717	02/26/18	4.650%	3 month LIBOR	10,326	(91,569)
					10,326	$(1,790,658)
	Net Unrealized Appreciation (Depreciation)				$10,326	$(1,263,153)

LIBOR — London Interbank Offered Rate

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

BBA — British Banker's Association

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	AUD	6,375,600	USD	5,878,166	4/16/2008	$62,956
*	CAD	267,400	USD	265,842	4/16/2008	5,400
*	EUR	278,000	USD	438,959	6/18/2008	1,630
*	GBP	1,840,100	USD	3,659,836	6/18/2008	30,494
*	JPY	492,286,700	USD	5,007,427	5/21/2008	53,740
*	USD	37,696,936	AUD	42,730,200	4/16/2008	1,277,454
*	USD	56,812	CAD	58,400	4/16/2008	68
*	USD	2,394,550	CHF	2,476,300	6/18/2008	98,913
*	USD	12,125,101	EUR	7,838,100	6/18/2008	205,234
*	USD	16,243,567	GBP	8,241,900	6/18/2008	12,436
	USD	26,468	HKD	206,100	5/21/2008	54
*	USD	6,759,856	JPY	713,231,600	5/21/2008	417,112
*	USD	16,409,426	NOK	85,414,600	6/18/2008	245,105
*	USD	195,837	SEK	1,210,900	6/18/2008	7,061
						2,417,657
Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Depreciation
*	AUD	26,985,300	USD	23,699,221	4/16/2008	$(914,181)
*	CHF	2,373,600	USD	2,294,584	6/18/2008	(95,467)
*	EUR	27,647,000	USD	42,108,765	6/18/2008	(1,383,506)
*	GBP	4,367,200	USD	8,606,896	6/18/2008	(6,799)
*	JPY	1,536,907,000	USD	14,576,408	5/21/2008	(888,881)
*	NOK	26,509,000	USD	5,106,806	6/18/2008	(62,041)
*	NZD	1,647,700	USD	1,249,945	4/16/2008	(41,796)
*	SEK	17,084,200	USD	2,764,411	6/18/2008	(98,204)
	SGD	2,482,900	USD	1,760,079	5/21/2008	(47,904)
*	USD	566,108	AUD	620,100	4/16/2008	(512)
*	USD	478,572	CAD	478,200	4/16/2008	(12,815)
*	USD	440,546	CHF	435,700	6/18/2008	(1,826)
*	USD	434,685	EUR	275,300	6/18/2008	(1,603)
*	USD	3,664,882	GBP	1,838,500	6/18/2008	(38,696)
*	USD	8,986,828	JPY	883,752,500	5/21/2008	(93,975)
*	USD	1,067,412	NZD	1,332,100	4/16/2008	(23,090)
						(3,711,296)
Net Unrealized Appreciation/(Depreciation)						$(1,293,639)

*  Represents offsetting or partially offsetting forward currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro Dollar
GBP — Pound Sterling
HKD — Hong Kong Dollar
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zeland Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — United States Dollar

See Notes to Financial Statements

Seasons Series Trust Stock Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited)

Industry Allocation*
Diversified Manufacturing Operations	4.5%
Oil Companies-Integrated	4.5
Oil-Field Services	3.9
Wireless Equipment	3.6
Retail-Drug Store	3.0
Medical Products	2.9
Medical-HMO	2.7
Web Portals/ISP	2.7
Computers	2.7
Applications Software	2.6
Multimedia	2.4
Medical Instruments	2.3
Banks-Fiduciary	2.2
Medical-Drugs	2.0
Cellular Telecom	2.0
Networking Products	1.9
Toys	1.8
Medical-Biomedical/Gene	1.7
Therapeutics	1.7
Data Processing/Management	1.6
Telecom Services	1.6
Oil Companies-Exploration & Production	1.6
Engineering/R&D Services	1.5
Registered Investment Companies	1.5
Finance-Other Services	1.4
Cable TV	1.4
Investment Management/Advisor Services	1.4
Retail-Restaurants	1.3
Cosmetics & Toiletries	1.3
E-Commerce/Products	1.3
Internet Security	1.2
Commercial Services-Finance	1.2
Agricultural Chemicals	1.2
Diversified Minerals	1.2
Industrial Gases	1.2
Consulting Services	1.1
Insurance-Life/Health	1.1
Telecom Equipment-Fiber Optics	1.1
Retail-Discount	1.0
Medical Labs & Testing Services	1.0
Aerospace/Defense	1.0
Food-Misc.	0.9
Casino Hotels	0.9
Finance-Investment Banker/Broker	0.9
Beverages-Non-alcoholic	0.8
Computer Aided Design	0.8
Entertainment Software	0.8
Machinery-Electrical	0.7
E-Commerce/Services	0.7
Casino Services	0.7
Food-Wholesale/Distribution	0.7
Metal-Diversified	0.7
Electronic Components-Misc.	0.7
Optical Supplies	0.7
Mining	0.6
Electric-Generation	0.6
Transport-Services	0.6
Real Estate Operations & Development	0.6
Semiconductor Components-Integrated Circuits	0.6
Insurance-Multi-line	0.6

Brewery	0.6%
Health Care Cost Containment	0.5
Food-Retail	0.5
Electronic Components-Semiconductors	0.5
Pharmacy Services	0.5
Finance-Mortgage Loan/Banker	0.4
Machinery-Farming	0.4
Retail-Regional Department Stores	0.4
Industrial Audio & Video Products	0.4
Hotels/Motels	0.4
Computers-Memory Devices	0.4
Machinery-Construction & Mining	0.4
Soap & Cleaning Preparation	0.4
Retail-Bedding	0.4
Finance-Credit Card	0.3
Retail-Apparel/Shoe	0.3
Distribution/Wholesale	0.2
Internet Application Software	0.2
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 97.8%
Aerospace/Defense — 1.0%
General Dynamics Corp.	32,200	$2,684,514
Agricultural Chemicals — 1.2%
Monsanto Co.	30,100	3,356,150
Applications Software — 2.6%
Infosys Technologies, Ltd.(2)	24,168	866,722
Microsoft Corp.	231,350	6,565,713
		7,432,435
Banks-Fiduciary — 2.2%
Northern Trust Corp.	20,800	1,382,576
State Street Corp.	59,100	4,668,900
		6,051,476
Beverages-Non-alcoholic — 0.8%
PepsiCo, Inc.	32,500	2,346,500
Brewery — 0.6%
InBev NV†(2)	19,623	1,730,084
Cable TV — 1.4%
Rogers Communications, Inc., Class B	70,300	2,525,176
Shaw Communications, Inc., Class B	73,900	1,343,502
		3,868,678
Casino Hotels — 0.9%
Las Vegas Sands Corp.†	30,600	2,253,384
MGM Mirage, Inc.†	3,055	179,542
		2,432,926
Casino Services — 0.7%
International Game Technology	51,900	2,086,899
Cellular Telecom — 2.0%
America Movil SAB de CV, Series L ADR	70,000	4,458,300
Leap Wireless International, Inc.†	14,500	675,700
MetroPCS Communications, Inc.†	30,800	523,600
		5,657,600
Commercial Services-Finance — 1.2%
Moody's Corp.	40,100	1,396,683
Visa, Inc., Class A†	32,700	2,039,172
		3,435,855
Computer Aided Design — 0.8%
Autodesk, Inc.	68,600	2,159,528
Computers — 2.7%
Apple, Inc.†	43,000	6,170,500
Dell, Inc.†	67,800	1,350,576
		7,521,076
Computers-Memory Devices — 0.4%
EMC Corp.†	72,400	1,038,216
Consulting Services — 1.1%
Accenture Ltd., Class A	90,500	3,182,885
Cosmetics & Toiletries — 1.3%
Procter & Gamble Co.	52,792	3,699,135

Security Description	Shares	Market Value (Note 2)
Data Processing/Management — 1.6%
Automatic Data Processing, Inc.	75,100	$3,183,489
Mastercard, Inc., Class A	6,400	1,427,136
		4,610,625
Distribution/Wholesale — 0.2%
Fastenal Co.	14,000	643,020
Diversified Manufacturing Operations — 4.5%
Danaher Corp.	102,500	7,793,075
General Electric Co.	133,600	4,944,536
		12,737,611
Diversified Minerals — 1.2%
BHP Billiton, Ltd.(2)	100,600	3,305,250
E-Commerce/Products — 1.3%
Amazon.com, Inc.†	43,200	3,080,160
B2W Companhia Global do Varejo	17,500	588,420
		3,668,580
E-Commerce/Services — 0.7%
Expedia, Inc.†	95,359	2,087,408
Electric-Generation — 0.6%
The AES Corp.†	108,900	1,815,363
Electronic Components-Misc. — 0.7%
Hon Hai Precision Industry Co., Ltd. GDR(2)	164,760	1,855,174
Electronic Components-Semiconductors — 0.5%
Intel Corp.	62,400	1,321,632
Engineering/R&D Services — 1.5%
Foster Wheeler, Ltd.†	41,000	2,321,420
McDermott International, Inc.†	32,700	1,792,614
		4,114,034
Entertainment Software — 0.8%
Electronic Arts, Inc.†	42,900	2,141,568
Finance-Credit Card — 0.3%
Redecard SA	57,200	951,540
Finance-Investment Banker/Broker — 0.9%
The Charles Schwab Corp.	51,200	964,096
The Goldman Sachs Group, Inc.	8,800	1,455,432
		2,419,528
Finance-Mortgage Loan/Banker — 0.4%
Housing Development Finance Corp., Ltd.(2)	19,913	1,184,760
Finance-Other Services — 1.4%
Bovespa Holding SA	175,800	2,369,448
CME Group, Inc.	3,300	1,548,030
		3,917,478
Food-Misc. — 0.9%
Groupe Danone(2)	19,600	1,754,389
Nestle SA(2)	1,500	749,869
		2,504,258
Food-Retail — 0.5%
Whole Foods Market, Inc.	43,400	1,430,898
Food-Wholesale/Distribution — 0.7%
Sysco Corp.	71,500	2,074,930
Health Care Cost Containment — 0.5%
McKesson Corp.	28,100	1,471,597

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Hotel/Motel — 0.4%
Marriott International, Inc., Class A	30,600	$1,051,416
Industrial Audio & Video Products — 0.4%
Dolby Laboratories, Inc., Class A†	31,100	1,127,686
Industrial Gases — 1.2%
Praxair, Inc.	38,800	3,268,124
Insurance-Life/Health — 1.1%
CIGNA Corp.	55,300	2,243,521
Prudential Financial, Inc.	11,000	860,750
		3,104,271
Insurance-Multi-line — 0.6%
Assurant, Inc.	28,500	1,734,510
Internet Application Software — 0.2%
Tencent Holdings, Ltd.(2)	110,400	627,042
Internet Security — 1.2%
McAfee, Inc.†	6,400	211,776
VeriSign, Inc.†	97,300	3,234,252
		3,446,028
Investment Management/Advisor Services — 1.4%
BlackRock, Inc.	6,300	1,286,334
Franklin Resources, Inc.	25,800	2,502,342
		3,788,676
Machinery-Construction & Mining — 0.4%
Joy Global, Inc.	15,900	1,036,044
Machinery-Electrical — 0.7%
Schneider Electric SA(2)	16,200	2,095,763
Machinery-Farming — 0.4%
Deere & Co.	14,500	1,166,380
Medical Instruments — 2.3%
Intuitive Surgical, Inc.†	2,400	778,440
Medtronic, Inc.	79,700	3,855,089
St. Jude Medical, Inc.†	39,200	1,693,048
		6,326,577
Medical Labs & Testing Services — 1.0%
Laboratory Corp. of America Holdings†	37,500	2,763,000
Medical Products — 2.9%
Becton Dickinson & Co.	24,700	2,120,495
Covidien, Ltd.	50,025	2,213,606
Stryker Corp.	27,500	1,788,875
Zimmer Holdings, Inc.†	26,200	2,039,932
		8,162,908
Medical-Biomedical/Gene — 1.7%
Celgene Corp.†	17,400	1,066,446
Genentech, Inc.†	46,300	3,758,634
		4,825,080
Medical-Drugs — 2.0%
Allergan, Inc.	42,100	2,374,019
Merck & Co., Inc.	26,400	1,001,880
Roche Holding AG(2)	7,500	1,412,163
Schering-Plough Corp.	64,800	933,768
		5,721,830

Security Description	Shares	Market Value (Note 2)
Medical-HMO — 2.7%
Aetna, Inc.	80,600	$3,392,454
Humana, Inc.†	25,400	1,139,444
WellPoint, Inc.†	69,800	3,080,274
		7,612,172
Metal-Diversified — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	20,900	2,010,998
Mining — 0.6%
Kinross Gold Corp.	82,300	1,819,653
Multimedia — 2.4%
Naspers, Ltd.(2)	79,900	1,389,684
The McGraw-Hill Cos., Inc.	141,100	5,213,645
		6,603,329
Networking Products — 1.9%
Cisco Systems, Inc.†	141,400	3,406,326
Juniper Networks, Inc.†	74,100	1,852,500
		5,258,826
Oil Companies-Exploration & Production — 1.6%
EOG Resources, Inc.	23,800	2,856,000
Murphy Oil Corp.	18,400	1,511,376
		4,367,376
Oil Companies-Integrated — 3.7%
Chevron Corp.	16,300	1,391,368
Exxon Mobil Corp.	47,834	4,045,800
Suncor Energy, Inc.	11,900	1,146,565
Total SA(2)	50,342	3,743,378
		10,327,111
Oil-Field Services — 3.9%
Baker Hughes, Inc.	43,500	2,979,750
Schlumberger, Ltd.	91,500	7,960,500
		10,940,250
Optical Supplies — 0.7%
Alcon, Inc.	12,900	1,835,025
Pharmacy Services — 0.5%
Medco Health Solutions, Inc.†	29,200	1,278,668
Real Estate Operations & Development — 0.6%
DLF, Ltd.(2)	108,100	1,750,685
Retail-Apparel/Shoe — 0.3%
Lojas Renner SA	40,600	765,863
Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	33,800	997,100
Retail-Discount — 1.0%
Costco Wholesale Corp.	44,400	2,884,668
Retail-Drug Store — 3.0%
CVS Caremark Corp.	177,581	7,193,806
Walgreen Co.	28,800	1,096,992
		8,290,798
Retail-Regional Department Stores — 0.4%
Kohl's Corp.†	26,800	1,149,452
Retail-Restaurants — 1.3%
Yum! Brands, Inc.	100,800	3,750,768
Semiconductor Components-Integrated Circuits — 0.6%
Marvell Technology Group, Ltd.†	160,900	1,750,592

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Soap & Cleaning Preparation — 0.4%
Reckitt Benckiser Group PLC(2)	18,509	$1,025,118
Telecom Equipment-Fiber Optics — 1.1%
Corning, Inc.	127,900	3,074,716
Telecom Services — 1.6%
Amdocs, Ltd.†	33,700	955,732
Bharti Airtel, Ltd.†(2)	127,365	2,605,569
Idea Cellular, Ltd.†(2)	335,273	859,182
		4,420,483
Therapeutics — 1.7%
Gilead Sciences, Inc.†	93,100	4,797,443
Toys — 1.8%
Nintendo Co., Ltd.(2)	9,500	4,921,347
Transport-Services — 0.6%
Expeditors International of Washington, Inc.	39,100	1,766,538
Web Portals/ISP — 2.7%
Google, Inc., Class A†	17,100	7,532,037
Wireless Equipment — 3.6%
American Tower Corp., Class A†	188,500	7,391,086
QUALCOMM, Inc.	67,600	2,771,600
		10,162,686
Total Common Stock (cost $254,015,050)		274,278,248
PREFERRED STOCK — 0.8%
Oil Companies-Integrated — 0.8%
Petroleo Brasileiro SA ADR (cost $2,414,023)	26,600	2,252,754
Total Long-Term Investment Securities (cost $256,429,073)		276,531,002
SHORT-TERM INVESTMENT SECURITIES — 1.5%
Registered Investment Company — 1.5%
T. Rowe Price Reserve Investment Fund (cost $4,092,474)	4,092,474	4,092,474
TOTAL INVESTMENTS (cost $260,521,547)(1)	100.1%	280,623,476
Liabilities in excess of other assets	(0.1)	(276,754)
NET ASSETS	100.0%	$280,346,722

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

(2)  Security was valued using fair valued procedures at March 31, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.

ADR — American Depository Receipt

GDR — Global Depository Receipt

See Notes to Financial Statements

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited)

Industry Allocation*
Computers	10.5%
Oil Companies-Integrated	6.5
Agricultural Chemicals	5.4
U.S. Government Agencies	4.7
Oil Companies-Exploration & Production	4.1
Therapeutics	3.6
Medical-Biomedical/Gene	3.2
Finance-Investment Banker/Broker	2.8
Oil-Field Services	2.7
Web Portals/ISP	2.5
Medical-Drugs	2.5
Networking Products	2.4
Applications Software	2.3
Medical Products	2.3
Wireless Equipment	2.2
Diversified Minerals	1.8
Engineering/R&D Services	1.7
Retail-Drug Store	1.6
Entertainment Software	1.6
Beverages-Non-alcoholic	1.6
Optical Supplies	1.4
Cosmetics & Toiletries	1.3
Commercial Services-Finance	1.2
Agricultural Operations	1.2
Electronic Components-Semiconductors	1.2
Multimedia	1.1
Retail-Discount	1.0
Repurchase Agreements	1.0
Retail-Building Products	1.0
Metal Processors & Fabrication	0.9
Index Fund	0.8
Medical Instruments	0.8
Finance-Other Services	0.8
Consumer Products-Misc.	0.8
Data Processing/Management	0.8
Audio/Video Products	0.7
Aerospace/Defense-Equipment	0.6
Diversified Manufacturing Operations	0.6
Instruments-Scientific	0.6
Semiconductor Components-Integrated Circuits	0.5
Aerospace/Defense	0.5
Finance-Credit Card	0.5
Home Decoration Products	0.5
Real Estate Management/Services	0.5
Medical-Generic Drugs	0.4
Enterprise Software/Service	0.4
Transport-Services	0.4
Apparel Manufacturers	0.4
Medical-HMO	0.4
Casino Hotels	0.3
Computer Services	0.3
Retail-Restaurants	0.3
Telecom Services	0.3
Electronic Components-Misc.	0.3
Internet Infrastructure Software	0.3
Machinery-Construction & Mining	0.3
Commercial Services	0.3
E-Commerce/Products	0.3
Food-Confectionery	0.3
Industrial Automated/Robotic	0.3

Insurance-Multi-line	0.3%
Distribution/Wholesale	0.3
Insurance-Life/Health	0.2
Cellular Telecom	0.2
Advertising Sales	0.2
Electronic Connectors	0.2
Cable TV	0.2
E-Commerce/Services	0.2
Tobacco	0.2
Metal-Diversified	0.2
Retail-Major Department Stores	0.2
Oil Refining & Marketing	0.2
Steel-Producers	0.2
Brewery	0.2
Food-Misc.	0.2
Toys	0.2
Investment Management/Advisor Services	0.2
Web Hosting/Design	0.1
Theaters	0.1
Pharmacy Services	0.1
Computers-Memory Devices	0.1
Athletic Footwear	0.1
Industrial Gases	0.1
Oil Field Machinery & Equipment	0.1
Machinery-Farming	0.1
Chemicals-Specialty	0.1
Banks-Fiduciary	0.1
Electronic Forms	0.1
Internet Content-Information/News	0.1
Coal	0.1
Electric Products-Misc.	0.1
Oil & Gas Drilling	0.1
Electric-Integrated	0.1
Internet Security	0.1
Office Automation & Equipment	0.1
Retail-Consumer Electronics	0.1
Medical Labs & Testing Services	0.1
Retail-Apparel/Shoe	0.1
Insurance-Property/Casualty	0.1
Advertising Agencies	0.1
Electronics-Military	0.1
Retail-Regional Department Stores	0.1
Transport-Rail	0.1
Semiconductor Equipment	0.1
Casino Services	0.1
Electric-Generation	0.1
Hotels/Motels	0.1
Finance-Mortgage Loan/Banker	0.1
Telecom Equipment-Fiber Optics	0.1
Food-Wholesale/Distribution	0.1
Mining	0.1
Auto-Heavy Duty Trucks	0.1
Retail-Office Supplies	0.1
98.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 92.3%
Advertising Agency — 0.1%
Omnicom Group, Inc.	4,120	$182,022
Advertising Sales — 0.2%
Lamar Advertising Co., Class A†	14,860	533,920
Aerospace/Defense — 0.5%
Boeing Co.	4,610	342,846
General Dynamics Corp.	5,150	429,355
Lockheed Martin Corp.	4,400	436,920
Rockwell Collins, Inc.	2,080	118,872
		1,327,993
Aerospace/Defense-Equipment — 0.6%
Goodrich Corp.	610	35,081
United Technologies Corp.	22,040	1,516,793
		1,551,874
Agricultural Chemicals — 5.4%
Monsanto Co.	32,790	3,656,085
Potash Corp. of Saskatchewan, Inc.	51,665	8,018,925
Syngenta AG(4)	7,671	2,246,754
		13,921,764
Agricultural Operations — 1.2%
Archer-Daniels-Midland Co.	3,540	145,706
Bunge, Ltd.	32,825	2,851,836
		2,997,542
Apparel Manufacturers — 0.4%
Coach, Inc.†	31,810	959,071
Polo Ralph Lauren Corp.	750	43,718
		1,002,789
Applications Software — 2.3%
Citrix Systems, Inc.†	2,380	69,805
Compuware Corp.†	1,690	12,405
Intuit, Inc.†	4,210	113,712
Microsoft Corp.	203,590	5,777,884
		5,973,806
Athletic Footwear — 0.1%
NIKE, Inc., Class B	4,900	333,200
Audio/Video Products — 0.7%
Harman International Industries, Inc.	12,290	535,106
Sony Corp. ADR	30,455	1,220,332
		1,755,438
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,960	133,200
Auto/Truck Parts & Equipment-Original — 0.0%
Johnson Controls, Inc.	3,730	126,074
Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,100	73,117
State Street Corp.	2,530	199,870
		272,987
Beverages-Non-alcoholic — 1.6%
Pepsi Bottling Group, Inc.	1,760	59,682
PepsiCo, Inc.	43,250	3,122,650
The Coca-Cola Co.	14,860	904,528
		4,086,860
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	680	45,030

Security Description	Shares	Market Value (Note 2)
Beverages-Wine/Spirits (continued)
Constellation Brands, Inc., Class A†	1,190	$21,027
		66,057
Brewery — 0.2%
Anheuser-Busch Cos., Inc.	9,170	435,117
Building Products-Air & Heating — 0.0%
Trane, Inc.	2,220	101,898
Building-Residential/Commercial — 0.0%
Pulte Homes, Inc.	1,450	21,098
Cable TV — 0.2%
Comcast Corp., Class A	21,750	420,645
The DIRECTV Group, Inc.†	3,660	90,731
		511,376
Casino Hotel — 0.3%
Boyd Gaming Corp.	45,400	908,000
Casino Services — 0.1%
International Game Technology	4,010	161,242
Cellular Telecom — 0.2%
MetroPCS Communications, Inc.†	37,080	630,360
Chemicals-Specialty — 0.1%
Eastman Chemical Co.	600	37,470
Ecolab, Inc.	2,250	97,717
Hercules, Inc.	660	12,071
International Flavors & Fragrances, Inc.	650	28,633
Sigma-Aldrich Corp.	1,660	99,019
		274,910
Coal — 0.1%
CONSOL Energy, Inc.	2,340	161,905
Peabody Energy Corp.	1,770	90,270
		252,175
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	960	48,998
Commercial Services — 0.3%
Iron Mountain, Inc.†	26,660	704,890
Commercial Services-Finance — 1.2%
Equifax, Inc.	1,670	57,582
H&R Block, Inc.	4,170	86,569
Moody's Corp.	20,970	730,385
The Western Union Co.	93,250	1,983,427
Visa, Inc., Class A†	7,540	470,194
		3,328,157
Computer Aided Design — 0.0%
Autodesk, Inc.†	2,960	93,181
Computer Services — 0.3%
Affiliated Computer Services, Inc., Class A†	850	42,594
Cognizant Technology Solutions Corp., Class A†	29,440	848,755
		891,349
Computers — 10.5%
Apple, Inc.†	85,300	12,240,550
Dell, Inc.†	63,730	1,269,502
Hewlett-Packard Co.	14,860	678,508
International Business Machines Corp.	22,720	2,615,981

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Computers (continued)
Research In Motion, Ltd.†	91,620	$10,282,512
		27,087,053
Computers-Integrated Systems — 0.0%
Teradata Corp.†	1,060	23,384
Computers-Memory Devices — 0.1%
EMC Corp.†	12,650	181,401
NetApp, Inc.†	4,400	88,220
SanDisk Corp.†	2,930	66,130
		335,751
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	1,210	37,171
Consumer Products-Misc. — 0.8%
Clorox Co.	1,780	100,819
Fortune Brands, Inc.	24,980	1,736,110
Kimberly-Clark Corp.	2,370	152,984
		1,989,913
Containers-Metal/Glass — 0.0%
Ball Corp.	1,260	57,884
Containers-Paper/Plastic — 0.0%
Pactiv Corp.†	1,670	43,771
Cosmetics & Toiletries — 1.3%
Avon Products, Inc.	5,470	216,284
Colgate-Palmolive Co.	6,530	508,752
Procter & Gamble Co.	38,600	2,704,702
The Estee Lauder Cos., Inc., Class A	1,460	66,941
		3,496,679
Data Processing/Management — 0.8%
Automatic Data Processing, Inc.	3,550	150,485
Fidelity National Information Services, Inc.	1,200	45,768
Fiserv, Inc.†	14,470	695,862
Global Payments, Inc.	22,920	947,971
Paychex, Inc.	2,700	92,502
Total Systems Services, Inc.	2,550	60,333
		1,992,921
Dental Supplies & Equipment — 0.0%
Patterson Cos., Inc.†	1,660	60,258
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	1,290	124,356
Distribution/Wholesale — 0.3%
WW Grainger, Inc.	8,630	659,246
Diversified Manufacturing Operations — 0.6%
3M Co.	6,440	509,726
Cooper Industries, Ltd., Class A	860	34,529
Danaher Corp.	3,260	247,858
Eaton Corp.	820	65,329
Honeywell International, Inc.	3,430	193,521
Illinois Tool Works, Inc.	2,730	131,668
Ingersoll-Rand Co., Ltd., Class A	1,430	63,749
ITT, Inc.	2,320	120,199
Parker Hannifin Corp.	1,230	85,202
Textron, Inc.	1,240	68,721
		1,520,502

Security Description	Shares	Market Value (Note 2)
Diversified Minerals — 1.8%
Cia Vale do Rio Doce ADR	133,595	$4,627,731
Diversified Operations — 0.0%
Leucadia National Corp.	2,160	97,675
Drug Delivery Systems — 0.0%
Hospira, Inc.†	2,030	86,823
E-Commerce/Products — 0.3%
Amazon.com, Inc.†	9,790	698,027
E-Commerce/Services — 0.2%
eBay, Inc.†	14,310	427,010
Expedia, Inc.†	2,670	58,446
Monster Worldwide, Inc.†	550	13,316
		498,772
Electric Products-Misc. — 0.1%
Emerson Electric Co.	4,840	249,066
Electric-Generation — 0.1%
The AES Corp.†	8,580	143,029
Electric-Integrated — 0.1%
Allegheny Energy, Inc.	620	31,310
Constellation Energy Group, Inc.	2,290	202,138
		233,448
Electronic Components-Misc. — 0.3%
Gentex Corp.	47,180	809,137
Electronic Components-Semiconductors — 1.2%
Advanced Micro Devices, Inc.†	2,010	11,839
Altera Corp.	2,290	42,205
Broadcom Corp., Class A†	2,700	52,029
Intel Corp.	100,600	2,130,708
MEMC Electronic Materials, Inc.†	2,920	207,028
National Semiconductor Corp.	2,910	53,311
NVIDIA Corp.†	7,115	140,806
QLogic Corp.†	1,730	26,556
Texas Instruments, Inc.	9,870	279,025
Xilinx, Inc.	1,950	46,312
		2,989,819
Electronic Connectors — 0.2%
Amphenol Corp., Class A	14,190	528,577
Electronic Forms — 0.1%
Adobe Systems, Inc.†	7,290	259,451
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	1,320	39,376
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	1,580	172,757
Engineering/R&D Services — 1.7%
ABB, Ltd.(4)	159,684	4,300,133
Fluor Corp.	590	83,284
Jacobs Engineering Group, Inc.†	1,550	114,065
		4,497,482
Engines-Internal Combustion — 0.0%
Cummins, Inc.	2,590	121,264
Enterprise Software/Service — 0.4%
BMC Software, Inc.†	2,470	80,324
CA, Inc.	1,750	39,375
Novell, Inc.†	1,620	10,190

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Enterprise Software/Service (continued)
Oracle Corp.†	50,700	$991,692
		1,121,581
Entertainment Software — 1.6%
Activision, Inc.†	44,100	1,204,371
Electronic Arts, Inc.†	58,125	2,901,600
		4,105,971
Filtration/Separation Products — 0.0%
Pall Corp.	750	26,303
Finance-Consumer Loans — 0.0%
SLM Corp.†	5,990	91,947
Finance-Credit Card — 0.5%
American Express Co.	14,830	648,368
Discover Financial Services	37,230	609,455
		1,257,823
Finance-Investment Banker/Broker — 2.8%
Lehman Brothers Holdings, Inc.	30,730	1,156,677
Merrill Lynch & Co., Inc.	21,070	858,392
Raymond James Financial, Inc.	15,260	350,675
The Charles Schwab Corp.	72,300	1,361,409
The Goldman Sachs Group, Inc.	21,035	3,478,978
		7,206,131
Finance-Mortgage Loan/Banker — 0.1%
Fannie Mae	5,260	138,443
Finance-Other Services — 0.8%
CME Group, Inc.	3,580	1,679,378
IntercontinentalExchange, Inc.†	900	117,450
NYSE Euronext	3,390	209,197
		2,006,025
Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.	710	7,476
Food-Confectionery — 0.3%
The Hershey Co.	2,150	80,990
WM Wrigley Jr. Co.	9,690	608,920
		689,910
Food-Misc. — 0.2%
Campbell Soup Co.	2,830	96,079
General Mills, Inc.	1,980	118,562
Kellogg Co.	3,350	176,076
McCormick & Co., Inc.	930	34,382
		425,099
Food-Retail — 0.0%
Whole Foods Market, Inc.	1,090	35,937
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	4,640	134,653
Forestry — 0.0%
Plum Creek Timber Co., Inc.	950	38,665
Home Decoration Products — 0.5%
Newell Rubbermaid, Inc.	54,490	1,246,186
Hotels/Motels — 0.1%
Marriott International, Inc., Class A	2,400	82,464

Security Description	Shares	Market Value (Note 2)
Hotels/Motels (continued)
Starwood Hotels & Resorts Worldwide, Inc.	1,120	$57,960
		140,424
Human Resources — 0.0%
Robert Half International, Inc.	960	24,710
Industrial Automated/Robotic — 0.3%
Rockwell Automation, Inc.	11,710	672,388
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,100	101,200
Praxair, Inc.	2,740	230,790
		331,990
Instruments-Scientific — 0.6%
Applera Corp. - Applied Biosystems Group	1,270	41,732
PerkinElmer, Inc.	470	11,397
Thermo Fisher Scientific, Inc.†	23,670	1,345,403
Waters Corp.†	1,280	71,296
		1,469,828
Insurance Broker — 0.0%
AON Corp.	1,600	64,320
Insurance-Life/Health — 0.2%
AFLAC, Inc.	4,080	264,996
CIGNA Corp.	2,110	85,603
Principal Financial Group, Inc.	1,260	70,207
Prudential Financial, Inc.	2,410	188,582
Torchmark Corp.	570	34,263
		643,651
Insurance-Multi-line — 0.3%
American International Group, Inc.(1)	15,520	671,240
Insurance-Property/Casualty — 0.1%
SAFECO Corp.	1,160	50,901
The Progressive Corp.	8,700	139,809
		190,710
Internet Content-Information/News — 0.1%
Baidu.com ADR†	1,070	256,404
Internet Infrastructure Software — 0.3%
Akamai Technologies, Inc.†	28,008	788,705
Internet Security — 0.1%
Symantec Corp.†	10,860	180,493
VeriSign, Inc.†	1,260	41,883
		222,376
Investment Management/Advisor Services — 0.2%
Federated Investors, Inc., Class B	1,100	43,076
Franklin Resources, Inc.	2,020	195,920
Janus Capital Group, Inc.	760	17,685
Legg Mason, Inc.	810	45,344
T. Rowe Price Group, Inc.	1,920	96,000
		398,025
Linen Supply & Related Items — 0.0%
Cintas Corp.	910	25,971
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	8,010	627,103

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Machinery-Construction & Mining (continued)
Terex Corp.†	1,310	$81,875
		708,978
Machinery-Farming — 0.1%
Deere & Co.	3,580	287,975
Machinery-General Industrial — 0.0%
The Manitowoc Co., Inc.	1,060	43,248
Medical Information Systems — 0.0%
IMS Health, Inc.	2,360	49,584
Medical Instruments — 0.8%
Boston Scientific Corp.†	10,160	130,759
Medtronic, Inc.	14,390	696,045
St. Jude Medical, Inc.†	27,690	1,195,931
		2,022,735
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	1,420	104,625
Quest Diagnostics, Inc.	2,010	90,993
		195,618
Medical Products — 2.3%
Baxter International, Inc.	26,950	1,558,249
Becton Dickinson & Co.	3,120	267,852
Johnson & Johnson	54,210	3,516,603
Stryker Corp.	3,050	198,403
Varian Medical Systems, Inc.†	1,610	75,412
Zimmer Holdings, Inc.†	2,990	232,801
		5,849,320
Medical-Biomedical/Gene — 3.2%
Amgen, Inc.†	13,940	582,413
Biogen Idec, Inc.†	3,810	235,039
Celgene Corp.†	55,530	3,403,434
Charles River Laboratories International, Inc.†	22,500	1,326,150
Genentech, Inc.†	31,845	2,585,177
Genzyme Corp.†	3,430	255,672
Millipore Corp.†	440	29,660
		8,417,545
Medical-Drugs — 2.5%
Abbott Laboratories	9,900	545,985
Allergan, Inc.	2,510	141,539
Eli Lilly & Co.	4,560	235,250
Forest Laboratories, Inc.†	3,990	159,640
Merck & Co., Inc.	44,220	1,678,149
Roche Holding AG(4)	11,904	2,241,384
Schering-Plough Corp.	71,990	1,037,376
Wyeth	11,830	494,021
		6,533,344
Medical-Generic Drugs — 0.4%
Barr Pharmaceuticals, Inc.†	1,380	66,667
Mylan, Inc.	2,650	30,740
Teva Pharmaceutical Industries, Ltd. ADR	22,210	1,025,880
Watson Pharmaceuticals, Inc.†	490	14,367
		1,137,654

Security Description	Shares	Market Value (Note 2)
Medical-HMO — 0.4%
Aetna, Inc.	3,620	$152,366
Coventry Health Care, Inc.†	1,980	79,893
Humana, Inc.†	1,350	60,561
UnitedHealth Group Inc.	16,050	551,478
WellPoint, Inc.†	3,330	146,953
		991,251
Metal Processors & Fabrication — 0.9%
Precision Castparts Corp.	23,480	2,396,838
Metal-Diversified — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	4,900	471,478
Mining — 0.1%
Newmont Mining Corp.	2,960	134,088
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	3,060	114,750
Multimedia — 1.1%
Meredith Corp.	320	12,240
News Corp., Class A	14,160	265,500
The E.W. Scripps Co., Class A	620	26,046
The McGraw-Hill Cos., Inc.	32,510	1,201,245
The Walt Disney Co.	10,390	326,038
Viacom, Inc., Class B†	23,658	937,330
		2,768,399
Networking Products — 2.4%
Cisco Systems, Inc.†	250,450	6,033,340
Juniper Networks, Inc.†	3,550	88,750
		6,122,090
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	1,260	18,963
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	2,710	94,904
Xerox Corp.	8,000	119,760
		214,664
Oil & Gas Drilling — 0.1%
ENSCO International, Inc.	930	58,237
Nabors Industries, Ltd.†	2,600	87,802
Noble Corp.	1,990	98,843
		244,882
Oil Companies-Exploration & Production — 4.1%
Anadarko Petroleum Corp.	2,880	181,526
Apache Corp.	16,780	2,027,360
Chesapeake Energy Corp.	31,590	1,457,879
Devon Energy Corp.	5,690	593,638
EOG Resources, Inc.	17,270	2,072,400
Murphy Oil Corp.	2,430	199,600
Noble Energy, Inc.	940	68,432
Occidental Petroleum Corp.	28,725	2,101,808
Quicksilver Resources, Inc.†	37,340	1,364,030
Range Resources Corp.	1,250	79,313
XTO Energy, Inc.	6,540	404,564
		10,550,550
Oil Companies-Integrated — 6.5%
Chevron Corp.	15,180	1,295,765
ConocoPhillips	20,030	1,526,486
Exxon Mobil Corp.	68,600	5,802,188

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Oil Companies-Integrated (continued)
Hess Corp.	66,165	$5,834,430
Marathon Oil Corp.	5,360	244,416
Suncor Energy, Inc.	22,080	2,127,408
		16,830,693
Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	2,790	116,176
National-Oilwell Varco, Inc.†	2,970	173,388
		289,564
Oil Refining & Marketing — 0.2%
Sunoco, Inc.	1,500	78,705
Tesoro Corp.	970	29,100
Valero Energy Corp.	6,860	336,895
		444,700
Oil-Field Services — 2.7%
Baker Hughes, Inc.	3,970	271,945
BJ Services Co.	3,750	106,913
Halliburton Co.	11,280	443,642
Schlumberger, Ltd.	33,830	2,943,210
Smith International, Inc.	2,570	165,071
Transocean, Inc.†	4,070	550,264
Weatherford International, Ltd.†	33,630	2,437,166
		6,918,211
Optical Supplies — 1.4%
Alcon, Inc.	24,880	3,539,180
Pharmacy Services — 0.1%
Express Scripts, Inc.†	3,240	208,397
Medco Health Solutions, Inc.†	3,030	132,684
		341,081
Pipelines — 0.0%
Questar Corp.	2,210	124,998
Publishing-Newspapers — 0.0%
The Washington Post Co., Class B	39	25,799
Quarrying — 0.0%
Vulcan Materials Co.	490	32,536
Real Estate Investment Trusts — 0.0%
ProLogis	1,250	73,575
Real Estate Management/Services — 0.5%
CB Richard Ellis Group, Inc., Class A†	55,740	1,206,214
Retail-Apparel/Shoe — 0.1%
Abercrombie & Fitch Co., Class A	1,100	80,454
Nordstrom, Inc.	1,500	48,900
The Gap, Inc.	3,210	63,173
		192,527
Retail-Auto Parts — 0.0%
AutoZone, Inc.†	560	63,745
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	3,360	99,120
Retail-Building Products — 1.0%
Home Depot, Inc.	11,030	308,509
Lowe's Cos., Inc.	95,670	2,194,670
		2,503,179

Security Description	Shares	Market Value (Note 2)
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	2,060	$106,523
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	4,510	186,985
RadioShack Corp.	1,020	16,575
		203,560
Retail-Discount — 1.0%
Costco Wholesale Corp.	2,620	170,221
Family Dollar Stores, Inc.	860	16,770
Target Corp.	27,590	1,398,261
TJX Cos., Inc.	5,600	185,192
Wal-Mart Stores, Inc.	17,260	909,257
		2,679,701
Retail-Drug Store — 1.6%
CVS Caremark Corp.	95,855	3,883,086
Walgreen Co.	8,640	329,098
		4,212,184
Retail-Jewelry — 0.0%
Tiffany & Co.	990	41,422
Retail-Major Department Stores — 0.2%
J.C. Penney Co., Inc.	9,280	349,949
Sears Holdings Corp.†	930	94,943
		444,892
Retail-Office Supplies — 0.1%
Staples, Inc.	6,020	133,102
Retail-Regional Department Stores — 0.1%
Kohl's Corp.†	4,020	172,418
Retail-Restaurants — 0.3%
Darden Restaurants, Inc.	1,830	59,566
McDonald's Corp.	7,240	403,775
Starbucks Corp.†	9,360	163,800
Yum! Brands, Inc.	6,100	226,981
		854,122
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	3,080	79,464
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	3,520	62,234
School — 0.0%
Apollo Group, Inc., Class A†	1,760	76,032
Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	1,700	50,184
Linear Technology Corp.	44,110	1,353,736
		1,403,920
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	6,080	118,621
KLA-Tencor Corp.	950	35,245
Novellus Systems, Inc.†	460	9,683
		163,549
Steel-Producers — 0.2%
Nucor Corp.	3,690	249,960
United States Steel Corp.	1,510	191,574
		441,534

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	420	$29,971
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	5,240	125,970
JDS Uniphase Corp.†	660	8,837
		134,807
Telecom Services — 0.3%
Time Warner Cable, Inc., Class A†	52,590	814,619
Theater — 0.1%
National CineMedia, Inc.	15,890	357,207
Therapeutics — 3.6%
Amylin Pharmaceuticals, Inc.†	31,910	932,091
Gilead Sciences, Inc.†	161,225	8,307,924
		9,240,015
Tobacco — 0.2%
Philip Morris International, Inc.	9,730	492,144
UST, Inc.	1,920	104,678
		596,822
Tools-Hand Held — 0.0%
Black & Decker Corp.	790	52,219
Toys — 0.2%
Mattel, Inc.	20,700	411,930
Transport-Rail — 0.1%
Burlington Northern Santa Fe Corp.	1,790	165,074
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	2,190	119,136
Expeditors International of Washington, Inc.	2,730	123,341
FedEx Corp.	2,380	220,555
United Parcel Service, Inc., Class B	7,700	562,254
		1,025,286
Web Hosting/Design — 0.1%
Equinix, Inc.†	5,450	362,371
Web Portals/ISP — 2.5%
Google, Inc., Class A†	13,735	6,049,856
Yahoo!, Inc.†	17,140	495,860
		6,545,716
Wireless Equipment — 2.2%
American Tower Corp., Class A†	51,620	2,024,020
Crown Castle International Corp.†	16,550	570,810
Motorola, Inc.	28,910	268,863
QUALCOMM, Inc.	66,270	2,717,070
		5,580,763
Total Common Stock (cost $214,577,640)		238,893,025
EXCHANGE TRADED FUNDS — 0.8%
Index Fund — 0.8%
iShares S&P 500 Growth Index Fund (cost $2,102,384)	33,400	2,097,186

Security Description	Principal Amount	Market Value (Note 2)
Total Long-Term Investment Securities (cost $216,680,024)		$240,990,211
SHORT-TERM INVESTMENT SECURITIES — 4.7%
U.S. Government Agencies — 4.7%
Federal Home Loan Bank Discount Notes
1.50% due 04/01/08	$12,100,000	12,100,000
U.S. Government Treasuries — 0.0%
United States Treasury Bill 3.62% due 06/12/08(3)	60,000	59,845
Total Short-Term Investment Securities (cost $12,159,846)		12,159,845
REPURCHASE AGREEMENTS — 1.0%
Agreement with State Street Bank & Trust Co. bearing interest at 0.40% dated 03/31/08, to be repurchased 04/01/08 in the amount of $32,000 and collateralized by $35,000 of United States Treasury Bonds, bearing interest at 4.38% due 02/15/38 and having an approximate value of $35,963	32,000	32,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.80%, dated 03/31/08, to be repurchased 04/01/08 in the amount of $2,573,057 and collateralized by $2,270,000 of United States Treasury Bonds, bearing interest at 5.38%, due 02/15/31 and having an approximate value of $2,628,860	2,573,000	2,573,000
Total Repurchase Agreements (cost $2,605,000)		2,605,000
TOTAL INVESTMENTS (cost $231,444,870) (2)	98.8%	255,755,056
Other assets less liabilities	1.2	3,032,059
NET ASSETS	100.0%	$258,787,115

†  Non-income producing security

(1)  Security represents an investment in an affiliated company; see Note 9

(2)  See Note 4 for cost of investments on a tax basis.

(3)  The security or a portion therof was pledged as collateral to cover margin requirments for open futures contracts.

(4)  Security was valued using fair value procedures at March 31, 2008. See Note 2 regarding fair value procedures for foreign equity securities.

ADR — American Depository Receipt

See Notes to Financial Statements

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2008	Unrealized Appreciation
4	Long	S&P Barra Growth Index	June 2008	$615,220	$632,800	$17,580

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited)

Industry Allocation*
Oil Companies-Integrated	6.8%
Diversified Manufacturing Operations	4.3
Finance-Investment Banker/Broker	3.4
Medical-Drugs	3.4
Computers	3.0
Aerospace/Defense	2.9
Oil-Field Services	2.7
Telephone-Integrated	2.4
Medical Products	2.3
Applications Software	2.3
Multimedia	2.0
Cosmetics & Toiletries	1.9
Wireless Equipment	1.9
Food-Misc.	1.9
Investment Management/Advisor Services	1.9
Electric-Integrated	1.9
Banks-Super Regional	1.9
Web Portals/ISP	1.6
Electronic Components-Semiconductors	1.6
Networking Products	1.6
Insurance-Multi-line	1.6
Medical Instruments	1.5
Banks-Fiduciary	1.5
Oil Companies-Exploration & Production	1.4
Retail-Drug Store	1.4
Medical-Biomedical/Gene	1.3
Medical-HMO	1.2
Tobacco	1.2
Repurchase Agreements	1.1
Transport-Services	1.1
Beverages-Non-alcoholic	1.0
Brewery	1.0
Retail-Discount	0.9
Enterprise Software/Service	0.9
Telecom Equipment-Fiber Optics	0.8
Retail-Restaurants	0.8
Cellular Telecom	0.8
Cable TV	0.8
Data Processing/Management	0.8
Insurance-Property/Casualty	0.8
Toys	0.7
Insurance-Life/Health	0.7
Therapeutics	0.7
Electronic Components-Misc.	0.7
Metal-Diversified	0.7
Finance-Other Services	0.7
Chemicals-Diversified	0.7
Telecom Services	0.6
Agricultural Chemicals	0.6
Engineering/R&D Services	0.6
Retail-Apparel/Shoe	0.6
Commercial Services-Finance	0.6
Non-Hazardous Waste Disposal	0.6
Index Fund-Large Cap	0.5
E-Commerce/Products	0.5
Industrial Gases	0.5
Internet Security	0.5
Metal-Aluminum	0.5
Telecommunication Equipment	0.5
U.S. Government Agencies	0.5

Batteries/Battery Systems	0.5%
Diversified Minerals	0.5
Consulting Services	0.4
E-Commerce/Services	0.4
Medical Labs & Testing Services	0.4
Real Estate Investment Trusts	0.4
Food-Wholesale/Distribution	0.3
Casino Hotels	0.3
Casino Services	0.3
Entertainment Software	0.3
Machinery-Construction & Mining	0.3
Computer Aided Design	0.3
Machinery-Electrical	0.3
Finance-Mortgage Loan/Banker	0.3
Food-Retail	0.3
Transport-Rail	0.3
Semiconductor Components-Integrated Circuits	0.3
Mining	0.3
Finance-Credit Card	0.3
Pharmacy Services	0.3
Electric-Generation	0.3
Machinery-Farming	0.3
Computers-Memory Devices	0.3
Real Estate Operations & Development	0.3
Optical Supplies	0.2
Health Care Cost Containment	0.2
Retail-Building Products	0.2
Oil & Gas Drilling	0.2
Retail-Regional Department Stores	0.2
Hotels/Motels	0.2
Aerospace/Defense-Equipment	0.2
Registered Investment Companies	0.2
Soap & Cleaning Preparation	0.2
Pipelines	0.2
Retail-Bedding	0.2
Industrial Audio & Video Products	0.1
Banks-Commercial	0.1
Consumer Products-Misc.	0.1
Electric Products-Misc.	0.1
Distribution/Wholesale	0.1
Instruments-Scientific	0.1
Semiconductor Equipment	0.1
Oil Refining & Marketing	0.1
Steel-Producers	0.1
Internet Application Software	0.1
Oil Field Machinery & Equipment	0.1
Computer Services	0.1
Chemicals-Specialty	0.1
Agricultural Operations	0.1
Coal	0.1
Athletic Footwear	0.1
Medical-Wholesale Drug Distribution	0.1
U.S. Government Treasuries	0.1
Insurance Brokers	0.1
Apparel Manufacturers	0.1
Auto-Cars/Light Trucks	0.1
Savings & Loans/Thrifts	0.1
Office Automation & Equipment	0.1
Forestry	0.1
Electronic Forms	0.1

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited) (continued)

Auto/Truck Parts & Equipment-Original	0.1%
Retail-Consumer Electronics	0.1
Retail-Office Supplies	0.1
Food-Confectionery	0.1
Advertising Agencies	0.1
Cruise Lines	0.1
98.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 96.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	563	$4,735
Omnicom Group, Inc.	383	16,921
		21,656
Aerospace/Defense — 2.9%
Boeing Co.	4,514	335,706
General Dynamics Corp.	4,981	415,266
Lockheed Martin Corp.	410	40,713
Northrop Grumman Corp.	404	31,436
Raytheon Co.	3,710	239,703
Rockwell Collins, Inc.	194	11,087
Spirit Aerosystems Holdings, Inc., Class A†	8,400	186,312
		1,260,223
Aerospace/Defense-Equipment — 0.2%
Goodrich Corp.	149	8,569
United Technologies Corp.	1,173	80,726
		89,295
Agricultural Chemicals — 0.6%
Monsanto Co.	2,455	273,732
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	769	31,652
Airlines — 0.0%
Southwest Airlines Co.	879	10,900
Apparel Manufacturers — 0.1%
Coach, Inc.†	421	12,693
Jones Apparel Group, Inc.	103	1,382
Liz Claiborne, Inc.	119	2,160
Polo Ralph Lauren Corp.	70	4,080
VF Corp.	105	8,139
		28,454
Appliances — 0.0%
Whirlpool Corp.	90	7,810
Applications Software — 2.3%
Citrix Systems, Inc.†	221	6,482
Compuware Corp.†	328	2,407
Infosys Technologies, Ltd.(5)	1,463	52,467
Intuit, Inc.†	392	10,588
Microsoft Corp.	32,191	913,581
		985,525
Athletic Footwear — 0.1%
NIKE, Inc., Class B	458	31,144
Audio/Video Products — 0.0%
Harman International Industries, Inc.	72	3,135
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.†	2,638	15,089
General Motors Corp.	677	12,897
		27,986
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	438	19,710
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	710	23,998
Banks-Commercial — 0.1%
BB&T Corp.	653	20,935

Security Description	Shares	Market Value (Note 2)
Banks-Commercial (continued)
First Horizon National Corp.	151	$2,116
M&T Bank Corp.	92	7,404
Marshall & Ilsley Corp.	313	7,262
Regions Financial Corp.	829	16,373
Zions Bancorp.	128	5,830
		59,920
Banks-Fiduciary — 1.5%
Northern Trust Corp.	1,429	94,985
State Street Corp.	3,863	305,177
The Bank of New York Mellon Corp.	6,064	253,051
		653,213
Banks-Super Regional — 1.9%
Bank of America Corp.	11,909	451,470
Capital One Financial Corp.	446	21,952
Comerica, Inc.	180	6,314
Fifth Third Bancorp	637	13,326
Huntington Bancshares, Inc.	438	4,709
KeyCorp	477	10,470
National City Corp.	758	7,542
PNC Financial Services Group, Inc.	407	26,687
SunTrust Banks, Inc.	419	23,104
US Bancorp	2,067	66,888
Wachovia Corp.	2,369	63,963
Wells Fargo & Co.	3,940	114,654
		811,079
Batteries/Battery Systems — 0.5%
Energizer Holdings, Inc.†	2,200	199,056
Beverages-Non-alcoholic — 1.0%
Coca-Cola Enterprises, Inc.	344	8,325
Pepsi Bottling Group, Inc.	164	5,561
PepsiCo, Inc.	3,814	275,371
The Coca-Cola Co.	2,389	145,418
		434,675
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	101	6,688
Constellation Brands, Inc., Class A†	232	4,100
		10,788
Brewery — 1.0%
Anheuser-Busch Cos., Inc.	6,655	315,780
InBev NV(5)	1,171	103,243
Molson Coors Brewing Co., Class B	164	8,621
		427,644
Broadcast Services/Program — 0.0%
Clear Channel Communications, Inc.	595	17,386
Building & Construction Products-Misc. — 0.0%
Masco Corp.	436	8,646
Vulcan Materials Co.	130	8,632
		17,278
Building Products-Air & Heating — 0.0%
Trane, Inc.	208	9,547
Building-Residential/Commercial — 0.0%
Centex Corp.	146	3,535
D.R. Horton, Inc.	327	5,150
KB Home	92	2,275

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Building-Residential/Commercial (continued)
Lennar Corp., Class A	166	$3,123
Pulte Homes, Inc.	255	3,710
		17,793
Cable TV — 0.8%
Comcast Corp., Class A	3,599	69,605
Rogers Communications, Inc., Class B	4,300	154,456
Shaw Communications, Inc., Class B	4,900	89,082
The DIRECTV Group, Inc.†	852	21,121
		334,264
Casino Hotels — 0.3%
Las Vegas Sands Corp.†	1,800	132,552
MGM Mirage, Inc.†	170	9,991
		142,543
Casino Services — 0.3%
International Game Technology	3,474	139,690
Cellular Telecom — 0.8%
America Movil SAB de CV, Series L ADR	4,100	261,129
Leap Wireless International, Inc.†	1,100	51,260
MetroPCS Communications, Inc.†	1,600	27,200
		339,589
Chemicals-Diversified — 0.7%
E.I. du Pont de Nemours & Co.	4,975	232,631
PPG Industries, Inc.	196	11,860
Rohm & Haas Co.	150	8,112
The Dow Chemical Co.	1,123	41,383
		293,986
Chemicals-Specialty — 0.1%
Ashland, Inc.	67	3,169
Eastman Chemical Co.	95	5,933
Ecolab, Inc.	210	9,120
Hercules, Inc.	136	2,487
International Flavors & Fragrances, Inc.	97	4,273
Sigma-Aldrich Corp.	155	9,246
		34,228
Coal — 0.1%
CONSOL Energy, Inc.	218	15,083
Peabody Energy Corp.	324	16,524
		31,607
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	122	6,227
Commercial Services — 0.0%
Convergys Corp.†	151	2,274
Commercial Services-Finance — 0.6%
Equifax, Inc.	155	5,344
H&R Block, Inc.	389	8,076
Moody's Corp.	2,646	92,160
The Western Union Co.	896	19,058
Visa, Inc., Class A†	2,000	124,720
		249,358
Computer Aided Design — 0.3%
Autodesk, Inc.†	4,076	128,312

Security Description	Shares	Market Value (Note 2)
Computer Services — 0.1%
Affiliated Computer Services, Inc., Class A†	115	$5,763
Cognizant Technology Solutions Corp., Class A†	345	9,946
Computer Sciences Corp.†	196	7,995
Electronic Data Systems Corp.	609	10,140
Unisys Corp.†	422	1,869
		35,713
Computers — 3.0%
Apple, Inc.†	4,550	652,925
Dell, Inc.†	6,678	133,026
Hewlett-Packard Co.	7,146	326,286
International Business Machines Corp.	1,655	190,557
Sun Microsystems, Inc†	948	14,722
		1,317,516
Computers-Integrated Systems — 0.0%
Teradata Corp.†	215	4,743
Computers-Memory Devices — 0.3%
EMC Corp.†	6,911	99,104
NetApp, Inc.†	411	8,240
SanDisk Corp.†	274	6,184
		113,528
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A	113	3,471
Consulting Services — 0.4%
Accenture Ltd., Class A	5,400	189,918
Consumer Products-Misc. — 0.1%
Clorox Co.	166	9,402
Fortune Brands, Inc.	184	12,788
Kimberly-Clark Corp.	502	32,404
		54,594
Containers-Metal/Glass — 0.0%
Ball Corp.	117	5,375
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	119	3,026
Pactiv Corp.†	156	4,089
Sealed Air Corp.	193	4,873
		11,988
Cosmetics & Toiletries — 1.9%
Avon Products, Inc.	510	20,165
Colgate-Palmolive Co.	609	47,447
Procter & Gamble Co.	11,103	777,987
The Estee Lauder Cos., Inc., Class A	136	6,236
		851,835
Cruise Lines — 0.1%
Carnival Corp.	522	21,131
Data Processing/Management — 0.8%
Automatic Data Processing, Inc.	4,925	208,771
Fidelity National Information Services, Inc.	205	7,819
Fiserv, Inc.†	197	9,474
Mastercard, Inc., Class A	400	89,196
Paychex, Inc.	387	13,258

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Data Processing/Management (continued)
Total Systems Services, Inc.	238	$5,631
		334,149
Dental Supplies & Equipment — 0.0%
Patterson Cos., Inc.†	155	5,627
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	120	11,568
Distribution/Wholesale — 0.1%
Fastenal Co.	800	36,744
Genuine Parts Co.	198	7,964
WW Grainger, Inc.	80	6,111
		50,819
Diversified Manufacturing Operations — 4.3%
3M Co.	846	66,961
Cooper Industries, Ltd., Class A	211	8,472
Danaher Corp.	6,104	464,087
Dover Corp.	229	9,568
Eaton Corp.	175	13,942
General Electric Co.	31,735	1,174,512
Honeywell International, Inc.	890	50,214
Illinois Tool Works, Inc.	479	23,102
Ingersoll-Rand Co., Ltd., Class A	326	14,533
ITT, Inc.	217	11,243
Leggett & Platt, Inc.	200	3,050
Parker Hannifin Corp.	201	13,923
Textron, Inc.	297	16,460
Tyco International, Ltd.	580	25,549
		1,895,616
Diversified Minerals — 0.5%
BHP Billiton, Ltd.(5)	6,000	197,132
Diversified Operations — 0.0%
Leucadia National Corp.	202	9,134
Drug Delivery Systems — 0.0%
Hospira, Inc.	190	8,126
E-Commerce/Products — 0.5%
Amazon.com, Inc.	2,769	197,430
B2W Companhia Global Do Varejo	1,100	36,986
		234,416
E-Commerce/Services — 0.4%
eBay, Inc.†	1,333	39,777
Expedia, Inc.†	5,907	129,304
IAC/InterActive Corp.†	216	4,484
Monster Worldwide, Inc.†	150	3,632
		177,197
Electric Products-Misc. — 0.1%
Emerson Electric Co.	941	48,424
Molex, Inc.	168	3,891
		52,315
Electric-Generation — 0.3%
The AES Corp.†	6,900	115,023
Electric-Integrated — 1.9%
Allegheny Energy, Inc.	200	10,100
Ameren Corp.	249	10,966
American Electric Power Co., Inc.	479	19,941

Security Description	Shares	Market Value (Note 2)
Electric-Integrated (continued)
CenterPoint Energy, Inc.	391	$5,580
CMS Energy Corp.	269	3,642
Consolidated Edison, Inc.	325	12,902
Constellation Energy Group, Inc.	213	18,801
Dominion Resources, Inc.	687	28,057
DTE Energy Co.	195	7,584
Duke Energy Corp.	1,509	26,936
Edison International	389	19,069
Entergy Corp.	228	24,870
Exelon Corp.	790	64,203
FirstEnergy Corp.	364	24,978
FPL Group, Inc.	3,587	225,048
Integrys Energy Group, Inc.	91	4,244
NiSource, Inc.	328	5,655
Pepco Holdings, Inc.	240	5,933
PG&E Corp.	425	15,648
Pinnacle West Capital Corp.	120	4,210
PPL Corp.	446	20,480
Progress Energy, Inc.	311	12,969
Public Service Enterprise Group, Inc.	5,208	209,310
Southern Co.	914	32,548
TECO Energy, Inc.	252	4,019
Xcel Energy, Inc.	513	10,234
		827,927
Electronic Components-Misc. — 0.7%
Hon Hai Precision Industry Co., Ltd.(5)	18,000	103,365
Jabil Circuit, Inc.	249	2,356
Tyco Electronics, Ltd.	5,883	201,905
		307,626
Electronic Components-Semiconductors — 1.6%
Advanced Micro Devices, Inc.†	724	4,264
Altera Corp.	367	6,764
Broadcom Corp., Class A†	559	10,772
Intel Corp.	19,718	417,627
LSI Logic Corp.†	790	3,910
MEMC Electronic Materials, Inc.†	273	19,356
Microchip Technology, Inc.	4,826	157,955
Micron Technology, Inc.†	909	5,427
National Semiconductor Corp.	271	4,965
NVIDIA Corp.†	664	13,141
QLogic Corp.†	161	2,471
Texas Instruments, Inc.	1,585	44,808
Xilinx, Inc.	342	8,122
		699,582
Electronic Forms — 0.1%
Adobe Systems, Inc.†	680	24,201
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	436	13,006
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	146	15,964
Engineering/R&D Services — 0.6%
Fluor Corp.	106	14,963
Foster Wheeler, Ltd.†	2,500	141,550
Jacobs Engineering Group, Inc.†	145	10,671
McDermott International, Inc.†	1,800	98,676
		265,860

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Engines-Internal Combustion — 0.0%
Cummins, Inc.	242	$11,330
Enterprise Software/Service — 0.9%
BMC Software, Inc.†	230	7,480
CA, Inc.	466	10,485
Novell, Inc.†	421	2,648
Oracle Corp.†	19,427	379,992
		400,605
Entertainment Software — 0.3%
Electronic Arts, Inc.†	2,779	138,728
Filtration/Separation Products — 0.0%
Pall Corp.	147	5,155
Finance-Commercial — 0.0%
CIT Group, Inc.	229	2,714
Finance-Consumer Loans — 0.0%
SLM Corp.†	558	8,565
Finance-Credit Card — 0.3%
American Express Co.	1,382	60,421
Discover Financial Services	573	9,380
Redecard SA	2,900	48,242
		118,043
Finance-Investment Banker/Broker — 3.4%
Citigroup, Inc.	19,388	415,291
E*TRADE Financial Corp.†	552	2,131
JPMorgan Chase & Co.	10,159	436,329
Lehman Brothers Holdings, Inc.	634	23,864
Merrill Lynch & Co., Inc.	1,161	47,299
Morgan Stanley	7,520	343,664
The Bear Stearns Cos., Inc.	141	1,479
The Charles Schwab Corp.	4,222	79,500
The Goldman Sachs Group, Inc.	972	160,759
		1,510,316
Finance-Mortgage Loan/Banker — 0.3%
Countrywide Financial Corp.	694	3,817
Fannie Mae	1,169	30,768
Freddie Mac	772	19,547
Housing Development Finance Corp., Ltd.(5)	1,208	71,872
		126,004
Finance-Other Services — 0.7%
Bovespa Holding SA	10,500	141,520
CME Group, Inc.	264	123,842
IntercontinentalExchange, Inc.†	84	10,962
NYSE Euronext	317	19,562
		295,886
Financial Guarantee Insurance — 0.0%
Ambac Financial Group, Inc.	343	1,972
MBIA, Inc.	251	3,067
MGIC Investment Corp.	143	1,506
		6,545
Food-Confectionery — 0.1%
The Hershey Co.	201	7,572
WM Wrigley Jr. Co.	259	16,275
		23,847

Security Description	Shares	Market Value (Note 2)
Food-Dairy Products — 0.0%
Dean Foods Co.†	181	$3,636
Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	327	5,216
Food-Misc. — 1.9%
Campbell Soup Co.	263	8,929
ConAgra Foods, Inc.	583	13,963
General Mills, Inc.	4,802	287,544
Groupe Danone(5)	977	87,451
H.J. Heinz Co.	377	17,708
Kellogg Co.	311	16,346
Kraft Foods, Inc., Class A	11,433	354,537
McCormick & Co., Inc.	153	5,656
Nestle SA(5)	91	45,492
Sara Lee Corp.	851	11,897
		849,523
Food-Retail — 0.3%
Safeway, Inc.	526	15,438
The Kroger Co.	804	20,422
Whole Foods Market, Inc.	2,667	87,931
		123,791
Food-Wholesale/Distribution — 0.3%
SUPERVALU, Inc.	253	7,585
Sysco Corp.	4,821	139,905
		147,490
Forestry — 0.1%
Plum Creek Timber Co., Inc.	205	8,343
Weyerhaeuser Co.	250	16,260
		24,603
Gas-Distribution — 0.0%
Nicor, Inc.	54	1,810
Sempra Energy	312	16,623
		18,433
Health Care Cost Containment — 0.2%
McKesson Corp.	1,846	96,675
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	331	7,570
Hotels/Motels — 0.2%
Marriott International, Inc., Class A	2,160	74,218
Starwood Hotels & Resorts Worldwide, Inc.	225	11,644
Wyndham Worldwide Corp.	212	4,384
		90,246
Human Resources — 0.0%
Robert Half International, Inc.	190	4,891
Independent Power Producer — 0.0%
Dynegy, Inc., Class A†	593	4,679
Industrial Audio & Video Products — 0.1%
Dolby Laboratories, Inc., Class A†	1,700	61,642
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	177	10,163
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	256	23,552
Praxair, Inc.	2,474	208,385
		231,937

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Instruments-Scientific — 0.1%
Applera Corp. - Applied Biosystems Group	200	$6,572
PerkinElmer, Inc.	141	3,419
Thermo Fisher Scientific, Inc.†	500	28,420
Waters Corp.†	119	6,629
		45,040
Insurance Brokers — 0.1%
AON Corp.	365	14,673
Marsh & McLennan Cos., Inc.	623	15,170
		29,843
Insurance-Life/Health — 0.7%
AFLAC, Inc.	567	36,827
CIGNA Corp.	3,135	127,187
Genworth Financial, Inc., Class A	517	11,705
Lincoln National Corp.	316	16,432
Principal Financial Group, Inc.	309	17,217
Prudential Financial, Inc.	1,233	96,482
Torchmark Corp.	109	6,552
UnumProvident Corp.	415	9,134
		321,536
Insurance-Multi-line — 1.6%
ACE, Ltd.	394	21,694
Allstate Corp.	670	32,200
American International Group, Inc.(2)	3,015	130,399
Assurant, Inc.	1,814	110,400
Cincinnati Financial Corp.	198	7,532
Hartford Financial Services Group, Inc.	3,975	301,186
Loews Corp.	525	21,115
MetLife, Inc.	848	51,100
XL Capital, Ltd., Class A	213	6,294
		681,920
Insurance-Property/Casualty — 0.8%
Chubb Corp.	5,643	279,215
SAFECO Corp.	107	4,695
The Progressive Corp.	811	13,033
The Travelers Cos., Inc.	741	35,457
		332,400
Internet Application Software — 0.1%
Tencent Holdings, Ltd.(5)	6,800	38,622
Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	200	5,632
Internet Security — 0.5%
McAfee, Inc.†	300	9,927
Symantec Corp.†	1,012	16,820
VeriSign, Inc.†	5,855	194,620
		221,367
Investment Companies — 0.0%
American Capital Strategies, Ltd.	233	7,959
Investment Management/Advisor Services — 1.9%
Ameriprise Financial, Inc.	5,371	278,486
BlackRock, Inc.	400	81,672
Federated Investors, Inc., Class B	103	4,034
Franklin Resources, Inc.	1,688	163,719
Invesco, Ltd.	11,400	277,704

Security Description	Shares	Market Value (Note 2)
Investment Management/Advisor Services (continued)
Janus Capital Group, Inc.	177	$4,119
Legg Mason, Inc.	161	9,013
T. Rowe Price Group, Inc.	315	15,750
		834,497
Leisure Products — 0.0%
Brunswick Corp.	105	1,677
Linen Supply & Related Items — 0.0%
Cintas Corp.	156	4,452
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	746	58,404
Joy Global, Inc.	1,000	65,160
Terex Corp.†	121	7,563
		131,127
Machinery-Electrical — 0.3%
Schneider Electric SA(5)	982	127,039
Machinery-Farming — 0.3%
Deere & Co.	1,421	114,305
Machinery-General Industrial — 0.0%
The Manitowoc Co., Inc.	155	6,324
Medical Information Systems — 0.0%
IMS Health, Inc.	219	4,601
Medical Instruments — 1.5%
Boston Scientific Corp.†	1,605	20,656
Intuitive Surgical, Inc.†	100	32,435
Medtronic, Inc.	10,142	490,569
St. Jude Medical, Inc.†	2,611	112,769
		656,429
Medical Labs & Testing Services — 0.4%
Laboratory Corp. of America Holdings†	2,232	164,454
Quest Diagnostics, Inc.	188	8,511
		172,965
Medical Products — 2.3%
Baxter International, Inc.	758	43,828
Becton Dickinson & Co.	1,692	145,258
Covidien, Ltd.	3,446	152,485
Johnson & Johnson	6,385	414,195
Stryker Corp.	1,885	122,619
Varian Medical Systems, Inc.†	150	7,026
Zimmer Holdings, Inc.†	1,779	138,513
		1,023,924
Medical-Biomedical/Gene — 1.3%
Amgen, Inc.†	1,300	54,314
Biogen Idec, Inc.†	356	21,961
Celgene Corp.†	1,520	93,161
Genentech, Inc.†	2,700	219,186
Genzyme Corp.†	2,320	172,933
Millipore Corp.†	66	4,449
		566,004
Medical-Drugs — 3.4%
Abbott Laboratories	5,447	300,402
Allergan, Inc.	2,866	161,614
Bristol-Myers Squibb Co.	2,366	50,396
Eli Lilly & Co.	1,182	60,979

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Medical-Drugs (continued)
Forest Laboratories, Inc.†	372	$14,884
King Pharmaceuticals, Inc.†	294	2,558
Merck & Co., Inc.	8,588	325,915
Pfizer, Inc.	17,221	360,435
Roche Holding AG(5)	420	79,081
Schering-Plough Corp.	5,537	79,788
Wyeth	1,599	66,774
		1,502,826
Medical-Generic Drugs — 0.0%
Barr Pharmaceuticals, Inc.†	129	6,232
Mylan, Inc.	364	4,222
Watson Pharmaceuticals, Inc.†	124	3,636
		14,090
Medical-HMO — 1.2%
Aetna, Inc.	5,194	218,615
Coventry Health Care, Inc.†	185	7,465
Humana, Inc.†	1,403	62,939
UnitedHealth Group Inc.	1,496	51,403
WellPoint, Inc.†	4,648	205,116
		545,538
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	567	3,209
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	194	7,950
Cardinal Health, Inc.	426	22,369
		30,319
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp.	166	16,945
Metal-Aluminum — 0.5%
Alcoa, Inc.	5,873	211,780
Metal-Diversified — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	3,157	303,767
Mining — 0.3%
Kinross Gold Corp.	4,300	95,073
Newmont Mining Corp.	542	24,553
		119,626
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	285	10,688
Multimedia — 2.0%
Meredith Corp.	45	1,721
Naspers, Ltd.(5)	4,996	86,894
News Corp., Class A	17,150	321,563
The E.W. Scripps Co., Class A	107	4,495
The McGraw-Hill Cos., Inc.	8,086	298,778
The Walt Disney Co.	2,251	70,636
Time Warner, Inc.	4,274	59,922
Viacom, Inc., Class B†	766	30,349
		874,358
Networking Products — 1.6%
Cisco Systems, Inc.†	23,924	576,329
Juniper Networks, Inc.†	4,526	113,150
		689,479

Security Description	Shares	Market Value (Note 2)
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	118	$1,776
Non-Hazardous Waste Disposal — 0.6%
Allied Waste Industries, Inc.†	403	4,356
Waste Management, Inc.	7,092	238,008
		242,364
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	252	8,825
Xerox Corp.	1,097	16,422
		25,247
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	127	6,255
Oil & Gas Drilling — 0.2%
ENSCO International, Inc.	172	10,771
Nabors Industries, Ltd.†	335	11,313
Noble Corp.	321	15,944
Rowan Cos., Inc.	133	5,477
Transocean, Inc.†	380	51,376
		94,881
Oil Companies-Exploration & Production — 1.4%
Anadarko Petroleum Corp.	559	35,234
Apache Corp.	398	48,086
Chesapeake Energy Corp.	547	25,244
Devon Energy Corp.	531	55,399
EOG Resources, Inc.	1,695	203,400
Murphy Oil Corp.	1,327	109,000
Noble Energy, Inc.	205	14,924
Occidental Petroleum Corp.	983	71,926
Range Resources Corp.	179	11,357
XTO Energy, Inc.	610	37,735
		612,305
Oil Companies-Integrated — 6.5%
Chevron Corp.	7,382	630,127
ConocoPhillips	6,366	485,153
Exxon Mobil Corp.	12,896	1,090,744
Hess Corp.	333	29,364
Marathon Oil Corp.	7,747	353,263
Suncor Energy, Inc.	600	57,810
Total SA(5)	2,948	219,210
		2,865,671
Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	261	10,868
National-Oilwell Varco, Inc.†	427	24,928
		35,796
Oil Refining & Marketing — 0.1%
Sunoco, Inc.	141	7,398
Tesoro Corp.	164	4,920
Valero Energy Corp.	639	31,382
		43,700
Oil-Field Services — 2.7%
Baker Hughes, Inc.	2,870	196,595
BJ Services Co.	10,750	306,483
Halliburton Co.	1,052	41,375
Schlumberger, Ltd.	6,831	594,297
Smith International, Inc.	240	15,415

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Oil-Field Services (continued)
Weatherford International, Ltd.†	405	$29,350
		1,183,515
Optical Supplies — 0.2%
Alcon, Inc.	700	99,575
Paper & Related Products — 0.0%
International Paper Co.	511	13,899
MeadWestvaco Corp.	208	5,662
		19,561
Pharmacy Services — 0.3%
Express Scripts, Inc.†	302	19,425
Medco Health Solutions, Inc.†	2,226	97,476
		116,901
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	344	6,078
Pipelines — 0.2%
El Paso Corp.	838	13,944
Questar Corp.	207	11,708
Spectra Energy Corp.	756	17,199
Williams Cos., Inc.	699	23,053
		65,904
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	257	7,790
Publishing-Newspapers — 0.0%
Gannett Co., Inc.	275	7,989
The New York Times Co., Class A	172	3,247
The Washington Post Co., Class B	7	4,631
		15,867
Real Estate Investment Trusts — 0.4%
Apartment Investment & Management Co., Class A	110	3,939
AvalonBay Communities, Inc.	92	8,880
Boston Properties, Inc.	143	13,166
Developers Diversified Realty Corp.	143	5,989
Equity Residential	322	13,360
General Growth Properties, Inc.	319	12,176
HCP, Inc.	280	9,467
Host Hotels & Resorts, Inc.	626	9,966
Kimco Realty Corp.	302	11,829
ProLogis	309	18,188
Public Storage, Inc.	149	13,204
Simon Property Group, Inc.	267	24,807
Vornado Realty Trust	161	13,880
		158,851
Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	208	4,501
Real Estate Operations & Development — 0.3%
DLF, Ltd.(5)	6,700	108,507
Retail-Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A	103	7,533
American Eagle Outfitters, Inc.	11,000	192,610
Limited Brands, Inc.	371	6,344
Lojas Renner SA	2,100	39,614

Security Description	Shares	Market Value (Note 2)
Retail-Apparel/Shoe (continued)
Nordstrom, Inc.	214	$6,976
The Gap, Inc.	544	10,706
		263,783
Retail-Auto Parts — 0.0%
AutoZone, Inc.†	51	5,805
Retail-Automobile — 0.0%
AutoNation, Inc.†	161	2,410
Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	2,213	65,283
Retail-Building Products — 0.2%
Home Depot, Inc.	2,017	56,416
Lowe's Cos., Inc.	1,748	40,099
		96,515
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	192	9,928
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	421	17,455
RadioShack Corp.	157	2,551
		20,006
Retail-Discount — 0.9%
Big Lots, Inc.†	108	2,408
Costco Wholesale Corp.	2,820	183,216
Family Dollar Stores, Inc.	168	3,276
Target Corp.	978	49,565
TJX Cos., Inc.	522	17,263
Wal-Mart Stores, Inc.	2,824	148,768
		404,496
Retail-Drug Store — 1.4%
CVS Caremark Corp.	12,022	487,011
Walgreen Co.	2,885	109,890
		596,901
Retail-Jewelry — 0.0%
Tiffany & Co.	152	6,360
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.	265	9,993
Sears Holdings Corp.†	87	8,882
		18,875
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	326	3,602
OfficeMax, Inc.	91	1,742
Staples, Inc.	838	18,528
		23,872
Retail-Regional Department Stores — 0.2%
Dillard's, Inc., Class A	68	1,170
Kohl's Corp.†	1,875	80,419
Macy's, Inc.	517	11,922
		93,511
Retail-Restaurants — 0.8%
Darden Restaurants, Inc.	171	5,566
McDonald's Corp.	1,376	76,740
Starbucks Corp.†	873	15,278
Wendy's International, Inc.	104	2,398

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Retail-Restaurants (continued)
Yum! Brands, Inc.	6,468	$240,674
		340,656
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	287	7,405
Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	620	10,962
Sovereign Bancorp, Inc.	432	4,026
Washington Mutual, Inc.	1,055	10,866
		25,854
School — 0.0%
Apollo Group, Inc., Class A†	164	7,085
Semiconductor Components-Integrated Circuits — 0.3%
Analog Devices, Inc.	351	10,362
Linear Technology Corp.	264	8,102
Marvell Technology Group, Ltd.†	9,400	102,272
		120,736
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	1,618	31,567
KLA-Tencor Corp.	215	7,977
Novellus Systems, Inc.†	122	2,568
Teradyne, Inc.†	208	2,583
		44,695
Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Group PLC(5)	1,202	66,573
Steel-Producers — 0.1%
Nucor Corp.	344	23,302
United States Steel Corp.	141	17,889
		41,191
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	121	8,635
Telecom Equipment-Fiber Optics — 0.8%
Ciena Corp.†	104	3,207
Corning, Inc.	14,982	360,167
JDS Uniphase Corp.†	269	3,602
		366,976
Telecom Services — 0.6%
Amdocs, Ltd.†	2,100	59,556
Bharti Airtel, Ltd.†(5)	7,522	153,882
Embarq Corp.	183	7,338
Idea Cellular, Ltd.†(5)	20,774	53,236
		274,012
Telecommunication Equipment — 0.5%
Harris Corp.	4,100	198,973
Tellabs, Inc.†	495	2,698
		201,671
Telephone-Integrated — 2.4%
AT&T, Inc.	18,214	697,596
CenturyTel, Inc.	127	4,222
Citizens Communications Co.	392	4,112
Qwest Communications International, Inc.	1,838	8,326
Sprint Nextel Corp.	3,405	22,779
Verizon Communications, Inc.	9,031	329,180

Security Description	Shares	Market Value (Note 2)
Telephone-Integrated (continued)
Windstream Corp.	543	$6,489
		1,072,704
Television — 0.0%
CBS Corp., Class B	814	17,973
Therapeutics — 0.7%
Gilead Sciences, Inc.†	6,210	320,001
Tobacco — 1.2%
Altria Group, Inc.	6,620	146,964
Philip Morris International, Inc.†	6,620	334,840
Reynolds American, Inc.	204	12,042
UST, Inc.	179	9,759
		503,605
Tools-Hand Held — 0.0%
Black & Decker Corp.	73	4,825
Snap-on, Inc.	69	3,509
The Stanley Works	94	4,476
		12,810
Toys — 0.7%
Hasbro, Inc.	170	4,743
Mattel, Inc.	432	8,597
Nintendo Co., Ltd.(5)	600	310,822
		324,162
Transport-Rail — 0.3%
Burlington Northern Santa Fe Corp.	354	32,646
CSX Corp.	482	27,026
Norfolk Southern Corp.	450	24,444
Union Pacific Corp.	312	39,118
		123,234
Transport-Services — 1.1%
C.H. Robinson Worldwide, Inc.	205	11,152
Expeditors International of Washington, Inc.	2,455	110,917
FedEx Corp.	370	34,288
Ryder System, Inc.	69	4,203
United Parcel Service, Inc., Class B	4,236	309,312
		469,872
Web Portals/ISP — 1.6%
Google, Inc., Class A†	1,527	672,598
Yahoo!, Inc.†	1,598	46,230
		718,828
Wireless Equipment — 1.9%
American Tower Corp., Class A†	11,384	446,367
Motorola, Inc.	2,695	25,063
QUALCOMM, Inc.	9,227	378,307
		849,737
Total Common Stock (cost $40,139,601)		42,250,503
PREFERRED STOCK — 0.3%
Oil Companies-Integrated — 0.3%
Petroleo Brasileiro SA ADR (cost $136,710)	1,500	127,035

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)
EXCHANGE TRADED FUNDS — 0.5%
Index Fund-Large Cap — 0.5%
SPDR Trust, Series 1 (cost $243,401)	1,800	$237,546
Total Long-Term Investment Securities (cost $40,519,712)		42,615,084
SHORT-TERM INVESTMENT SECURITIES — 0.8%
Registered Investment Company — 0.2%
T. Rowe Price Reserve Investment Fund	66,942	66,942
U.S. Government Agencies — 0.5%
Federal Home Loan Bank Disc. Note 1.50% due 04/01/08	$200,000	200,000
U.S. Government Treasuries — 0.1%
United States Treasury Bill 3.62% due 06/12/08(3)	30,000	29,922
Total Short-Term Investment Securities (cost $296,865)		296,864

Security Description	Principal Amount	Market Value (Note 2)
REPURCHASE AGREEMENTS — 1.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.40%, dated 03/31/08, to be repurchased 04/01/08 in the amount of $71,001 and collateralized by $75,000 of United States Treasury Bonds, bearing interest at 5.00%, due 02/15/38 and having an approximate value of $77,063.	$71,000	$71,000
State Street Bank & Trust Co. Joint Repurchase Agreement(4)	420,000	420,000
Total Repurchase Agreements (cost $491,000)		491,000
TOTAL INVESTMENTS (cost $41,307,577)(1)	98.9%	$43,402,948
Other assets less liabilities	1.1	473,827
NET ASSETS	100.0%	$43,876,775

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

(2)  Security represents an investment in an affiliated company; see Note 9

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 2 for details of Joint Repurchase Agreements.

(5)  Security was valued using fair valued procedure at March 31, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2008	Unrealized Appreciation
1	Long	S&P 500 Index	June 2008	$319,917	$331,000	$11,083

See Notes to Financial Statements

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited)

Industry Allocation*
Finance-Investment Banker/Broker	7.0%
Banks-Super Regional	6.9
Diversified Manufacturing Operations	6.6
Oil Companies-Integrated	6.5
Electric-Integrated	6.4
Medical-Drugs	5.2
Telephone-Integrated	4.9
Oil Companies-Exploration & Production	3.6
Insurance-Multi-line	2.4
Food-Misc.	2.0
Computers	2.0
Multimedia	1.9
Registered Investment Companies	1.7
Cosmetics & Toiletries	1.5
Chemicals-Diversified	1.4
Tobacco	1.3
Aerospace/Defense	1.3
Insurance-Property/Casualty	1.3
Electronic Components-Semiconductors	1.3
Medical Products	1.2
Banks-Fiduciary	1.2
Consumer Products-Misc.	1.1
Real Estate Investment Trusts	1.1
Retail-Drug Store	1.1
Banks-Commercial	1.0
Beverages-Non-alcoholic	0.9
Repurchase Agreements	0.9
Paper & Related Products	0.9
Insurance-Life/Health	0.9
Food-Retail	0.9
Applications Software	0.9
Cable TV	0.8
Retail-Discount	0.8
Building & Construction Products-Misc.	0.8
Agricultural Chemicals	0.8
Medical-HMO	0.6
Finance-Mortgage Loan/Banker	0.6
Publishing-Newspapers	0.6
Insurance Brokers	0.6
Transport-Rail	0.6
Distribution/Wholesale	0.6
Networking Products	0.5
Retail-Building Products	0.5
Oil-Field Services	0.5
Finance-Credit Card	0.5
Food-Wholesale/Distribution	0.5
Food-Confectionery	0.5
Food-Meat Products	0.4
Engines-Internal Combustion	0.4
Pipelines	0.4
Retail-Apparel/Shoe	0.4
Transport-Services	0.4
Brewery	0.4
Investment Management/Advisor Services	0.4
Metal-Aluminum	0.3
Computer Services	0.3
Airlines	0.3
Office Supplies & Forms	0.3
Web Portals/ISP	0.3
Chemicals-Specialty	0.3

Non-Hazardous Waste Disposal	0.3%
Home Decoration Products	0.3
Medical-Biomedical/Gene	0.3
Semiconductor Components-Integrated Circuits	0.3
Television	0.3
Retail-Bedding	0.3
Commercial Services-Finance	0.3
Retail-Regional Department Stores	0.3
Toys	0.3
Semiconductor Equipment	0.3
Appliances	0.2
Auto-Cars/Light Trucks	0.2
Building-Residential/Commercial	0.2
Photo Equipment & Supplies	0.2
Finance-Consumer Loans	0.2
Wireless Equipment	0.2
Motorcycle/Motor Scooter	0.2
Retail-Restaurants	0.2
Telecom Equipment-Fiber Optics	0.2
U.S. Government Agencies	0.2
Aerospace/Defense-Equipment	0.2
E-Commerce/Services	0.2
Tools-Hand Held	0.1
Medical-Wholesale Drug Distribution	0.1
Electric Products-Misc.	0.1
Telecommunication Equipment	0.1
Data Processing/Management	0.1
Industrial Gases	0.1
Electronic Components-Misc.	0.1
Cruise Lines	0.1
Forestry	0.1
Oil & Gas Drilling	0.1
Savings & Loans/Thrifts	0.1
Instruments-Scientific	0.1
Computers-Memory Devices	0.1
Gas-Distribution	0.1
Health Care Cost Containment	0.1
Agricultural Operations	0.1
Broadcast Services/Program	0.1
Retail-Jewelry	0.1
Hotels/Motels	0.1
Machinery-Farming	0.1
Pharmacy Services	0.1
Auto/Truck Parts & Equipment-Original	0.1
Mining	0.1
Apparel Manufacturers	0.1
Retail-Office Supplies	0.1
Audio/Video Products	0.1
Retail-Major Department Stores	0.1
99.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 95.6%
Advertising Agency — 0.0%
Interpublic Group of Cos., Inc.†	9,250	$77,793
Aerospace/Defense — 1.3%
Boeing Co.	7,950	591,241
General Dynamics Corp.	38,000	3,168,060
Northrop Grumman Corp.	6,630	515,880
Raytheon Co.	8,360	540,140
		4,815,321
Aerospace/Defense-Equipment — 0.2%
Goodrich Corp.	1,530	87,990
United Technologies Corp.	6,740	463,847
		551,837
Agricultural Chemicals — 0.8%
Agrium, Inc.	34,500	2,142,795
Monsanto Co.	5,160	575,340
		2,718,135
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	7,190	295,940
Airlines — 0.3%
Delta Air Lines, Inc.†	79,500	683,700
Southwest Airlines Co.	42,830	531,092
		1,214,792
Apparel Manufacturers — 0.1%
Jones Apparel Group, Inc.	1,700	22,814
Liz Claiborne, Inc.	1,960	35,574
VF Corp.	1,730	134,092
		192,480
Appliances — 0.2%
Whirlpool Corp.	10,180	883,420
Applications Software — 0.9%
Compuware Corp.†	2,800	20,552
Microsoft Corp.	109,700	3,113,286
		3,133,838
Audio/Video Products — 0.1%
Harman International Industries, Inc.	4,300	187,222
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.†	96,610	552,609
General Motors Corp.	11,100	211,455
		764,064
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	2,670	120,150
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	5,950	201,110
Banks-Commercial — 1.0%
Allied Irish Banks PLC ADR	5,200	224,536
BB&T Corp.	10,710	343,363
First Horizon National Corp.	2,490	34,885
Lloyds TSB Group PLC ADR	56,600	2,031,940
M&T Bank Corp.	1,520	122,330
Marshall & Ilsley Corp.	5,138	119,202
Regions Financial Corp.	13,610	268,797
Royal Bank of Scotland Group PLC(4)	46,700	312,469
Zions Bancorp.	2,110	96,110
		3,553,632

Security Description	Shares	Market Value (Note 2)
Banks-Fiduciary — 1.2%
Northern Trust Corp.	2,080	$138,258
State Street Corp.	3,720	293,880
The Bank of New York Mellon Corp.	90,220	3,764,880
		4,197,018
Banks-Super Regional — 6.9%
Bank of America Corp.	199,570	7,565,699
Capital One Financial Corp.	28,310	1,393,418
Comerica, Inc.	2,960	103,837
Fifth Third Bancorp	53,050	1,109,806
Huntington Bancshares, Inc.	7,190	77,293
KeyCorp	32,630	716,228
National City Corp.	34,950	347,752
PNC Financial Services Group, Inc.	34,180	2,241,183
SunTrust Banks, Inc.	34,680	1,912,255
US Bancorp	161,740	5,233,906
Wachovia Corp.	38,890	1,050,030
Wells Fargo & Co.	116,090	3,378,219
		25,129,626
Beverages-Non-alcoholic — 0.9%
Coca-Cola Enterprises, Inc.	5,650	136,730
PepsiCo, Inc.	30,000	2,166,000
The Coca-Cola Co.	18,070	1,099,921
		3,402,651
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	630	41,719
Constellation Brands, Inc., Class A†	1,990	35,163
		76,882
Brewery — 0.4%
Anheuser-Busch Cos., Inc.	24,800	1,176,760
Molson Coors Brewing Co., Class B	2,690	141,413
		1,318,173
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc.	9,770	285,479
Building & Construction Products-Misc. — 0.8%
Masco Corp.	57,750	1,145,183
USG Corp.†	17,400	640,668
Vulcan Materials Co.	14,190	942,216
		2,728,067
Building-Residential/Commercial — 0.2%
Centex Corp.	2,400	58,104
D.R. Horton, Inc.	39,670	624,802
KB Home	1,520	37,590
Lennar Corp., Class A	2,720	51,163
Pulte Homes, Inc.	1,980	28,809
		800,468
Cable TV — 0.8%
Cablevision Systems Corp., Class A†	21,500	460,745
Comcast Corp., Class A	122,530	2,369,730
The DIRECTV Group, Inc.†	8,380	207,740
		3,038,215
Chemicals-Diversified — 1.4%
E.I. du Pont de Nemours & Co.	83,740	3,915,682
PPG Industries, Inc.	3,220	194,842
Rohm & Haas Co.	2,470	133,578

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Chemicals-Diversified (continued)
The Dow Chemical Co.	18,430	$679,146
		4,923,248
Chemicals-Specialty — 0.3%
Ashland, Inc.	1,100	52,030
Eastman Chemical Co.	660	41,217
Hercules, Inc.	1,230	22,497
International Flavors & Fragrances, Inc.	23,810	1,048,830
		1,164,574
Coal — 0.0%
Peabody Energy Corp.	2,600	132,600
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	550	28,072
Commercial Services — 0.0%
Convergys Corp.†.	2,490	37,499
Commercial Services-Finance — 0.3%
H&R Block, Inc.	49,500	1,027,620
Computer Services — 0.3%
Affiliated Computer Services, Inc., Class A†	590	29,565
Computer Sciences Corp.†	15,520	633,061
Electronic Data Systems Corp.	31,390	522,643
Unisys Corp.†	6,940	30,744
		1,216,013
Computers — 2.0%
Dell, Inc.†	51,200	1,019,904
Hewlett-Packard Co.	58,040	2,650,106
International Business Machines Corp.	20,970	2,414,486
Sun Microsystems, Inc.†	69,855	1,084,848
		7,169,344
Computers-Integrated Systems — 0.0%
Teradata Corp.†	1,910	42,135
Computers-Memory Devices — 0.1%
EMC Corp.†	21,840	313,186
Consumer Products-Misc. — 1.1%
Fortune Brands, Inc.	16,480	1,145,360
Kimberly-Clark Corp.	46,120	2,977,046
		4,122,406
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	1,960	49,843
Sealed Air Corp.	3,180	80,295
		130,138
Cosmetics & Toiletries — 1.5%
Avon Products, Inc.	24,000	948,960
Colgate-Palmolive Co.	26,200	2,041,242
Procter & Gamble Co.	36,820	2,579,977
		5,570,179
Cruise Lines — 0.1%
Carnival Corp.	8,560	346,509
Data Processing/Management — 0.1%
Automatic Data Processing, Inc.	7,730	327,674
Fidelity National Information Services, Inc.	1,520	57,973

Security Description	Shares	Market Value (Note 2)
Data Processing/Management (continued)
Paychex, Inc.	2,230	$76,400
		462,047
Distribution/Wholesale — 0.6%
Genuine Parts Co.	19,750	794,345
Ingram Micro, Inc., Class A†	71,600	1,133,428
WW Grainger, Inc.	760	58,056
		1,985,829
Diversified Manufacturing Operations — 6.6%
3M Co.	24,730	1,957,379
Cooper Industries, Ltd., Class A	14,550	584,182
Dover Corp.	3,770	157,511
Eaton Corp.	1,610	128,269
General Electric Co.	460,660	17,049,027
Honeywell International, Inc.	28,540	1,610,227
Illinois Tool Works, Inc.	29,700	1,432,431
Ingersoll-Rand Co., Ltd., Class A	3,150	140,427
Leggett & Platt, Inc.	3,290	50,172
Parker Hannifin Corp.	1,430	99,056
Textron, Inc.	2,970	164,597
Tyco International, Ltd.	9,512	419,004
		23,792,282
E-Commerce/Services — 0.2%
eBay, Inc.†	14,500	432,680
IAC/InterActive Corp.†	3,540	73,491
Monster Worldwide, Inc.†	1,630	39,462
		545,633
Electric Products-Misc. — 0.1%
Emerson Electric Co.	8,030	413,224
Molex, Inc.	2,760	63,921
		477,145
Electric-Integrated — 6.4%
Allegheny Energy, Inc.	2,330	117,665
Ameren Corp.	4,100	180,564
American Electric Power Co., Inc.	7,860	327,212
CenterPoint Energy, Inc.	6,430	91,756
CMS Energy Corp.	4,420	59,847
Consolidated Edison, Inc.	5,350	212,395
Dominion Resources, Inc.	11,280	460,675
DTE Energy Co.	3,210	124,837
Duke Energy Corp.	66,730	1,191,130
Edison International	6,400	313,728
Entergy Corp.	31,050	3,386,934
Exelon Corp.	45,270	3,679,093
FirstEnergy Corp.	17,580	1,206,340
FPL Group, Inc.	67,190	4,215,501
Integrys Energy Group, Inc.	1,500	69,960
NiSource, Inc.	61,690	1,063,536
Pepco Holdings, Inc.	3,950	97,644
PG&E Corp.	6,990	257,372
Pinnacle West Capital Corp.	15,980	560,578
PPL Corp.	7,330	336,594
Progress Energy, Inc.	23,710	988,707
Public Service Enterprise Group, Inc.	9,970	400,694
SCANA Corp.	26,400	965,712
Southern Co.	49,400	1,759,134
TECO Energy, Inc.	18,440	294,118

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Electric-Integrated (continued)
Xcel Energy, Inc.	47,730	$952,213
		23,313,939
Electronic Components-Misc. — 0.1%
Jabil Circuit, Inc.	4,090	38,692
Tyco Electronics, Ltd.	9,560	328,099
		366,791
Electronic Components-Semiconductors — 1.3%
Advanced Micro Devices, Inc.†	8,790	51,773
Altera Corp.	2,540	46,812
Broadcom Corp., Class A†	5,040	97,121
Intel Corp.	175,340	3,713,701
LSI Logic Corp.†	12,970	64,202
Microchip Technology, Inc.	3,710	121,428
Micron Technology, Inc.†	14,920	89,072
Texas Instruments, Inc.	10,930	308,991
Xilinx, Inc.	2,650	62,938
		4,556,038
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	5,150	153,625
Engineering/R&D Services — 0.0%
Fluor Corp.	830	117,163
Engines-Internal Combustion — 0.4%
Cummins, Inc.	30,900	1,446,738
Enterprise Software/Service — 0.0%
CA, Inc.	4,980	112,050
Novell, Inc.†	4,430	27,865
		139,915
Filtration/Separation Products — 0.0%
Pall Corp.	1,260	44,188
Finance-Commercial — 0.0%
CIT Group, Inc.	3,750	44,438
Finance-Consumer Loans — 0.2%
SLM Corp.†	49,800	764,430
Finance-Credit Card — 0.5%
Discover Financial Services	107,332	1,757,025
Finance-Investment Banker/Broker — 5.7%
Citigroup, Inc.	182,070	3,899,939
E*TRADE Financial Corp.†	9,060	34,972
JPMorgan Chase & Co.	219,362	9,421,598
Lehman Brothers Holdings, Inc.	10,410	391,832
Merrill Lynch & Co., Inc.	48,660	1,982,408
Morgan Stanley	48,170	2,201,369
The Bear Stearns Cos., Inc.	2,320	24,337
The Charles Schwab Corp.	10,500	197,715
The Goldman Sachs Group, Inc.	11,710	1,936,717
UBS AG	22,800	656,640
		20,747,527
Finance-Mortgage Loan/Banker — 0.6%
Countrywide Financial Corp.	38,090	209,495
Fannie Mae	57,730	1,519,454
Freddie Mac	12,670	320,804
		2,049,753

Security Description	Shares	Market Value (Note 2)
Financial Guarantee Insurance — 0.0%
Ambac Financial Group, Inc.	5,620	$32,315
MBIA, Inc.	4,120	50,347
MGIC Investment Corp.	1,240	13,057
		95,719
Food-Confectionery — 0.5%
The Hershey Co.	43,500	1,638,645
Food-Dairy Products — 0.0%
Dean Foods Co.†	2,980	59,868
Food-Meat Products — 0.4%
Tyson Foods, Inc., Class A	97,080	1,548,426
Food-Misc. — 2.0%
Campbell Soup Co.	11,200	380,240
ConAgra Foods, Inc.	60,070	1,438,676
General Mills, Inc.	24,170	1,447,300
H.J. Heinz Co.	6,190	290,744
Kellogg Co.	24,400	1,282,464
Kraft Foods, Inc., Class A	57,090	1,770,361
McCormick & Co., Inc.	15,580	575,993
Sara Lee Corp.	13,970	195,301
		7,381,079
Food-Retail — 0.9%
Safeway, Inc.	48,530	1,424,355
The Kroger Co.	66,400	1,686,560
Whole Foods Market, Inc.	1,070	35,278
		3,146,193
Food-Wholesale/Distribution — 0.5%
SUPERVALU, Inc.	51,750	1,551,465
Sysco Corp.	4,740	137,555
		1,689,020
Forestry — 0.1%
Plum Creek Timber Co., Inc.	1,920	78,144
Weyerhaeuser Co.	4,110	267,314
		345,458
Gas-Distribution — 0.1%
Nicor, Inc.	890	29,824
Sempra Energy	5,130	273,326
		303,150
Health Care Cost Containment — 0.1%
McKesson Corp.	5,670	296,938
Home Decoration Products — 0.3%
Newell Rubbermaid, Inc.	49,340	1,128,406
Hotels/Motels — 0.1%
Marriott International, Inc., Class A	2,250	77,310
Starwood Hotels & Resorts Worldwide, Inc.	2,000	103,500
Wyndham Worldwide Corp.	3,480	71,966
		252,776
Human Resources — 0.0%
Robert Half International, Inc.	1,660	42,728
Independent Power Producer — 0.0%
Dynegy, Inc., Class A†	9,730	76,770
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	2,530	232,760

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Industrial Gases (continued)
Praxair, Inc.	1,970	$165,933
		398,693
Instruments-Scientific — 0.1%
Applera Corp. - Applied Biosystems Group	1,350	44,361
PerkinElmer, Inc.	1,600	38,800
Thermo Fisher Scientific, Inc.†	4,180	237,591
		320,752
Insurance Brokers — 0.6%
AON Corp.	3,540	142,308
Marsh & McLennan Cos., Inc.	76,620	1,865,697
		2,008,005
Insurance-Life/Health — 0.9%
AFLAC, Inc.	3,080	200,046
CIGNA Corp.	2,260	91,688
Genworth Financial, Inc., Class A	29,700	672,408
Lincoln National Corp.	27,376	1,423,552
Principal Financial Group, Inc.	3,150	175,518
Prudential Financial, Inc.	5,070	396,728
Torchmark Corp.	930	55,902
UnumProvident Corp.	6,810	149,888
		3,165,730
Insurance-Multi-line — 2.4%
ACE, Ltd.	57,370	3,158,792
Allstate Corp.	51,690	2,484,221
American International Group, Inc.(3)	25,730	1,112,823
Assurant, Inc.	1,880	114,417
Cincinnati Financial Corp.	3,250	123,630
Hartford Financial Services Group, Inc.	6,160	466,743
Loews Corp.	8,620	346,696
MetLife, Inc.	13,910	838,217
XL Capital, Ltd., Class A	3,490	103,130
		8,748,669
Insurance-Property/Casualty — 1.3%
Chubb Corp.	7,370	2,838,668
The Progressive Corp.	34,000	546,380
The Travelers Cos., Inc.	29,624	1,417,508
		4,802,556
Internet Security — 0.0%
VeriSign, Inc.†	2,260	75,122
Investment Companies — 0.0%
American Capital Strategies, Ltd.	3,830	130,833
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	4,450	230,732
Janus Capital Group, Inc.	1,740	40,490
Legg Mason, Inc.	15,810	885,044
T. Rowe Price Group, Inc.	2,230	111,500
		1,267,766
Leisure Products — 0.0%
Brunswick Corp.	1,720	27,468
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,180	33,677

Security Description	Shares	Market Value (Note 2)
Machinery-Farming — 0.1%
Deere & Co.	3,080	$247,755
Machinery-General Industrial — 0.0%
The Manitowoc Co., Inc.	920	37,536
Medical Instruments — 0.0%
Boston Scientific Corp.†	10,800	138,996
Medical Products — 1.2%
Baxter International, Inc.	41,280	2,386,810
Covidien, Ltd.	9,780	432,765
Johnson & Johnson	24,600	1,595,802
		4,415,377
Medical-Biomedical/Gene — 0.3%
Amgen, Inc.†	25,200	1,052,856
Millipore Corp.†	420	28,312
		1,081,168
Medical-Drugs — 5.2%
Abbott Laboratories	57,160	3,152,374
Allergan, Inc.	2,170	122,366
Bristol-Myers Squibb Co.	129,040	2,748,552
Eli Lilly & Co.	46,420	2,394,808
King Pharmaceuticals, Inc.†	4,830	42,021
Merck & Co., Inc.	58,840	2,232,978
Pfizer, Inc.	199,280	4,170,930
Schering-Plough Corp.	80,710	1,163,031
Wyeth	67,730	2,828,405
		18,855,465
Medical-Generic Drugs — 0.0%
Mylan, Inc.	1,920	22,272
Watson Pharmaceuticals, Inc.†	1,290	37,823
		60,095
Medical-HMO — 0.6%
Aetna, Inc.	42,300	1,780,407
Humana, Inc.†	1,270	56,972
WellPoint, Inc.†	5,530	244,039
		2,081,418
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	9,300	52,638
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	3,190	130,726
Cardinal Health, Inc.	6,990	367,045
		497,771
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp.	1,040	106,163
Metal-Aluminum — 0.3%
Alcoa, Inc.	34,580	1,246,955
Mining — 0.1%
Newmont Mining Corp.	4,350	197,055
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	18,500	693,750
Multimedia — 1.9%
Meredith Corp.	260	9,945
News Corp., Class A	23,470	440,062
The E.W. Scripps Co., Class A	810	34,028
The McGraw-Hill Cos., Inc.	31,900	1,178,705

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Multimedia (continued)
The Walt Disney Co.	58,060	$1,821,923
Time Warner, Inc.	233,780	3,277,596
Viacom, Inc., Class B†	7,420	293,980
		7,056,239
Networking Products — 0.5%
Cisco Systems, Inc.†	73,400	1,768,206
Juniper Networks, Inc.†	4,820	120,500
		1,888,706
Non-Hazardous Waste Disposal — 0.3%
Allied Waste Industries, Inc.†	6,620	71,562
Waste Management, Inc.	31,930	1,071,571
		1,143,133
Office Automation & Equipment — 0.0%
Xerox Corp.	5,770	86,377
Office Supplies & Forms — 0.3%
Avery Dennison Corp.	24,490	1,206,133
Oil & Gas Drilling — 0.1%
ENSCO International, Inc.	1,420	88,920
Nabors Industries, Ltd.†	1,550	52,344
Noble Corp.	2,220	110,268
Rowan Cos., Inc.	2,190	90,184
		341,716
Oil Companies-Exploration & Production — 3.6%
Anadarko Petroleum Corp.	25,670	1,617,980
Murphy Oil Corp.	15,900	1,306,026
Newfield Exploration Co.†	46,600	2,462,810
Noble Energy, Inc.	1,930	140,504
Occidental Petroleum Corp.	76,010	5,561,652
Range Resources Corp.	1,030	65,353
XTO Energy, Inc.	29,550	1,827,963
		12,982,288
Oil Companies-Integrated — 6.5%
BP PLC ADR	16,204	982,773
Chevron Corp.	80,388	6,861,920
ConocoPhillips	24,500	1,867,145
Exxon Mobil Corp.	104,212	8,814,251
Hess Corp.	16,120	1,421,461
Marathon Oil Corp.	5,700	259,920
Royal Dutch Shell PLC ADR	29,600	2,041,808
Total SA ADR	20,200	1,495,002
		23,744,280
Oil Field Machinery & Equipment — 0.0%
National-Oilwell Varco, Inc.†	2,460	143,615
Oil Refining & Marketing — 0.0%
Tesoro Corp.	1,220	36,600
Oil-Field Services — 0.5%
BJ Services Co.	24,800	707,048
Schlumberger, Ltd.	10,200	887,400
Weatherford International, Ltd.†	2,530	183,349
		1,777,797
Paper & Related Products — 0.9%
International Paper Co.	66,988	1,822,074
MeadWestvaco Corp.	30,620	833,476

Security Description	Shares	Market Value (Note 2)
Paper & Related Products (continued)
Smurfit-Stone Container Corp.†	72,300	$556,710
		3,212,260
Pharmacy Services — 0.1%
Medco Health Solutions, Inc.†	5,650	247,414
Photo Equipment & Supplies — 0.2%
Eastman Kodak Co.	44,150	780,131
Pipelines — 0.4%
El Paso Corp.	13,750	228,800
Spectra Energy Corp.	35,285	802,734
Williams Cos., Inc.	11,480	378,610
		1,410,144
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	4,220	127,908
Publishing-Newspapers — 0.6%
Gannett Co., Inc.	39,200	1,138,760
The New York Times Co., Class A	44,430	838,838
The Washington Post Co., Class B	56	37,044
		2,014,642
Real Estate Investment Trusts — 1.1%
Apartment Investment & Management Co., Class A	1,810	64,816
AvalonBay Communities, Inc.	1,510	145,745
Boston Properties, Inc.	2,350	216,365
Developers Diversified Realty Corp.	2,350	98,418
Equity Residential	5,300	219,897
General Growth Properties, Inc.	5,230	199,629
HCP, Inc.	4,600	155,526
Host Hotels & Resorts, Inc.	110,671	1,761,882
Kimco Realty Corp.	4,970	194,675
ProLogis	3,150	185,409
Public Storage, Inc.	2,450	217,119
Simon Property Group, Inc.	4,370	406,017
Vornado Realty Trust	2,640	227,594
		4,093,092
Retail-Apparel/Shoe — 0.4%
Limited Brands, Inc.	6,090	104,139
Nordstrom, Inc.	1,230	40,098
The Gap, Inc.	63,420	1,248,106
		1,392,343
Retail-Automobile — 0.0%
AutoNation, Inc.†	2,650	39,671
Retail-Bedding — 0.3%
Bed Bath & Beyond, Inc.†	35,000	1,032,500
Retail-Building Products — 0.5%
Home Depot, Inc.	66,420	1,857,767
Retail-Consumer Electronics — 0.0%
RadioShack Corp.	1,010	16,413
Retail-Discount — 0.8%
Big Lots, Inc.†	1,780	39,694
Costco Wholesale Corp.	4,520	293,664
Family Dollar Stores, Inc.	1,440	28,080
Target Corp.	6,900	349,692
Wal-Mart Stores, Inc.	43,030	2,266,821
		2,977,951

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Retail-Drug Store — 1.1%
CVS Caremark Corp.	91,890	$3,722,464
Walgreen Co.	6,220	236,920
		3,959,384
Retail-Jewelry — 0.1%
Tiffany & Co.	6,780	283,675
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.	4,350	164,039
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	5,350	59,118
OfficeMax, Inc.	1,490	28,519
Staples, Inc.	4,540	100,379
		188,016
Retail-Regional Department Stores — 0.3%
Dillard's, Inc., Class A	1,130	19,447
Macy's, Inc.	43,090	993,656
		1,013,103
Retail-Restaurants — 0.2%
McDonald's Corp.	11,520	642,471
Wendy's International, Inc.	1,720	39,663
		682,134
Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	4,790	84,687
Sovereign Bancorp, Inc.	7,100	66,172
Washington Mutual, Inc.	17,310	178,293
		329,152
Semiconductor Components-Integrated Circuits — 0.3%
Analog Devices, Inc.	34,280	1,011,945
Linear Technology Corp.	1,830	56,163
		1,068,108
Semiconductor Equipment — 0.3%
Applied Materials, Inc.	40,460	789,375
KLA-Tencor Corp.	2,090	77,539
Novellus Systems, Inc.†	1,310	27,575
Teradyne, Inc.†	3,430	42,601
		937,090
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	1,340	95,622
Telecom Equipment-Fiber Optics — 0.2%
Ciena Corp.†	1,720	53,028
Corning, Inc.	22,860	549,554
JDS Uniphase Corp.†	3,400	45,526
		648,108
Telecom Services — 0.0%
Embarq Corp.	3,020	121,102
Telecommunication Equipment — 0.1%
Alcatel-Lucent ADR	75,100	432,576
Tellabs, Inc.†	8,130	44,309
		476,885
Telephone-Integrated — 4.9%
AT&T, Inc.	289,258	11,078,581
CenturyTel, Inc.	2,100	69,804

Security Description	Shares	Market Value (Note 2)
Telephone-Integrated (continued)
Citizens Communications Co.	6,440	$67,556
Qwest Communications International, Inc.	169,170	766,340
Sprint Nextel Corp.	135,200	904,488
Verizon Communications, Inc.	127,882	4,661,299
Windstream Corp.	8,910	106,474
		17,654,542
Television — 0.3%
CBS Corp., Class B	48,150	1,063,152
Tobacco — 1.3%
Altria Group, Inc.	65,070	1,444,554
Philip Morris International, Inc.†	50,180	2,538,104
Reynolds American, Inc.	3,360	198,341
UST, Inc.	10,200	556,104
		4,737,103
Tools-Hand Held — 0.1%
Black & Decker Corp.	5,800	383,380
Snap-on, Inc.	1,140	57,969
The Stanley Works	1,540	73,335
		514,684
Toys — 0.3%
Hasbro, Inc.	2,800	78,120
Mattel, Inc.	46,790	931,121
		1,009,241
Transport-Rail — 0.6%
Burlington Northern Santa Fe Corp.	3,080	284,038
CSX Corp.	7,910	443,514
Norfolk Southern Corp.	7,380	400,881
Union Pacific Corp.	6,910	866,376
		1,994,809
Transport-Services — 0.4%
FedEx Corp.	2,430	225,188
Ryder System, Inc.	1,140	69,437
United Parcel Service, Inc., Class B	14,920	1,089,459
		1,384,084
Web Portals/ISP — 0.3%
Yahoo!, Inc.†	40,600	1,174,558
Wireless Equipment — 0.2%
American Tower Corp., Class A†	5,630	220,752
Motorola, Inc.	55,000	511,500
		732,252
Total Common Stock (cost $354,548,897)		347,210,894
PREFERRED STOCK — 0.1%
Finance-Investment Banker/Broker — 0.1%
Merrill Lynch & Co., Inc. 9.00% Non-Voting Mandatory Convertible Non-Cumulative Preferred Stock, Series 1(6) (cost $500,000)	5	401,137
EXCHANGE TRADED FUNDS — 1.2%
Index Fund — 1.2%
iShares S&P 500 Value Index Fund (cost $4,297,924)	60,600	4,197,156

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES — 0.0%
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 4.25% due 12/15/36 (cost $133,000)	$133,000	$114,048
Total Long-Term Investment Securities (cost $359,479,821)		351,923,235
SHORT-TERM INVESTMENT SECURITIES — 1.9%
Registered Investment Company — 1.7%
T. Rowe Price Reserve Investment Fund	6,232,553	6,232,553
U.S. Government Agencies — 0.2%
Federal Home Loan Bank Disc. Notes 1.50% due 04/01/08	$600,000	600,000
U.S. Government Treasuries — 0.0%
United States Treasury Bills 3.62% due 06/12/08(5)	55,000	54,858
Total Short-Term Investment Securities (cost $6,887,412)		6,887,411

Security Description	Principal Amount	Market Value (Note 2)
REPURCHASE AGREEMENTS — 1.0%
BNP Paribas SA Joint Repurchase Agreement(1)	$3,365,000	$3,365,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.40%, dated 03/31/08, to be repurchased 04/01/08 in the amount of $120,001 and collateralized by $120,000 of United States Treasury Bonds, bearing interest at 3.38%, due 02/15/38 and having an approximate value of $123,300	120,000	120,000
Total Repurchase Agreements (cost $3,485,000)		3,485,000
TOTAL INVESTMENTS (cost $369,852,233)(2)	99.8%	362,295,646
Other assets less liabilities	0.2	919,852
NET ASSETS	100.0%	$363,215,498

†  Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreements.

(2)  See Note 4 for cost of investments on a tax basis.

(3)  Security represents an investment in an affiliated company; see Note 9.

(4)  Security was valued using fair value procedures at March 31, 2008. See Note 2 regarding fair value procedures for foreign equity securities.

(5)  The security or a portion thereof was pledged a collateral to cover margin requirements for open futures contracts

(6)  Fair valued security; see Note 2

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2008	Unrealized Appreciation
4	Long	S&P Barra Value Index	June 2008	$621,540	$654,420	$32,880

See Notes to Financial Statements

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited)

Industry Allocation*
Oil Companies-Exploration & Production	3.4%
Electronic Components-Semiconductors	3.0
Repurchase Agreements	2.9
Medical-Drugs	2.6
Medical Instruments	2.3
Medical-Biomedical/Gene	2.2
Applications Software	2.0
Coal	1.9
Oil-Field Services	1.8
Entertainment Software	1.7
Data Processing/Management	1.7
Commercial Services-Finance	1.7
Electronic Measurement Instruments	1.7
Oil & Gas Drilling	1.6
Engineering/R&D Services	1.4
Internet Security	1.4
Retail-Apparel/Shoe	1.4
Index Fund	1.3
Enterprise Software/Service	1.3
Retail-Sporting Goods	1.2
Investment Management/Advisor Services	1.2
Retail-Restaurants	1.2
Oil Field Machinery & Equipment	1.1
Steel-Producers	1.1
E-Commerce/Services	1.0
Advertising Sales	1.0
Therapeutics	1.0
Aerospace/Defense	1.0
Medical-HMO	1.0
Medical Labs & Testing Services	0.9
Semiconductor Components-Integrated Circuits	0.9
Commercial Services	0.9
Computers-Memory Devices	0.9
Machinery-Pumps	0.8
Transport-Services	0.8
X-Ray Equipment	0.8
Wireless Equipment	0.8
Finance-Other Services	0.8
Diversified Manufacturing Operations	0.8
Web Hosting/Design	0.8
Research & Development	0.8
Filtration/Separation Products	0.7
Retail-Discount	0.7
Hotels/Motels	0.7
Real Estate Investment Trusts	0.6
Pipelines	0.6
Energy-Alternate Sources	0.6
Metal-Iron	0.6
Multimedia	0.6
Banks-Commercial	0.6
Computer Services	0.6
Marine Services	0.6
Non-Hazardous Waste Disposal	0.6
Containers-Paper/Plastic	0.6
Apparel Manufacturers	0.6
Soap & Cleaning Preparation	0.6
Medical Products	0.6
Schools	0.6
Electric-Integrated	0.6
Telecom Equipment-Fiber Optics	0.6

Insurance-Multi-line	0.6%
Health Care Cost Containment	0.6
Telecommunication Equipment	0.6
Cosmetics & Toiletries	0.6
Insurance-Life/Health	0.6
Chemicals-Diversified	0.5
Food-Confectionery	0.5
Finance-Investment Banker/Broker	0.5
Agricultural Chemicals	0.5
Machinery-Construction & Mining	0.5
Patient Monitoring Equipment	0.5
Chemicals-Specialty	0.5
Semiconductor Equipment	0.5
Beverages-Non-alcoholic	0.5
Cellular Telecom	0.4
Metal Processors & Fabrication	0.4
Food-Misc.	0.4
Banks-Fiduciary	0.4
Motion Pictures & Services	0.4
Distribution/Wholesale	0.4
Pharmacy Services	0.4
Specified Purpose Acquisitions	0.4
Casino Hotels	0.4
Casino Services	0.4
U.S. Government Agencies	0.4
Independent Power Producers	0.4
Networking Products	0.4
Human Resources	0.4
Steel Pipe & Tube	0.4
Physical Therapy/Rehabilation Centers	0.4
Advanced Materials	0.4
Computer Aided Design	0.3
Instruments-Scientific	0.3
Transport-Truck	0.3
Disposable Medical Products	0.3
Oil Refining & Marketing	0.3
Airlines	0.3
Television	0.3
Insurance-Property/Casualty	0.3
Aerospace/Defense-Equipment	0.3
Dental Supplies & Equipment	0.3
Retail-Auto Parts	0.3
Electronic Components-Misc.	0.3
Advertising Agencies	0.3
Electric-Generation	0.3
Retail-Jewelry	0.3
Motorcycle/Motor Scooter	0.3
Broadcast Services/Program	0.2
Containers-Metal/Glass	0.2
Building-Residential/Commercial	0.2
Consumer Products-Misc.	0.2
Electric Products-Misc.	0.2
Auction Houses/Art Dealers	0.2
Engines-Internal Combustion	0.2
Machinery-General Industrial	0.2
Beverages-Wine/Spirits	0.2
Auto/Truck Parts & Equipment-Original	0.2
Insurance Brokers	0.2
Hazardous Waste Disposal	0.2
Telecom Services	0.2

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited) (continued)

Industry Allocation*
Industrial Gases	0.2%
Retail-Bedding	0.2
Footwear & Related Apparel	0.2
Computers-Integrated Systems	0.2
Internet Infrastructure Software	0.2
Retail-Office Supplies	0.2
Drug Delivery Systems	0.2
Insurance-Reinsurance	0.2
Gambling (Non-Hotel)	0.2
Medical-Generic Drugs	0.2
Cable TV	0.1
Respiratory Products	0.1
Electronic Design Automation	0.1
Medical-Outpatient/Home Medical	0.1
Retail-Major Department Stores	0.1
Diagnostic Equipment	0.1
Office Supplies & Forms	0.1
Auto-Heavy Duty Trucks	0.1
Dialysis Centers	0.1
Wire & Cable Products	0.1
Retail-Mail Order	0.1
Toys	0.1
Tobacco	0.1
Telephone-Integrated	0.1
Electronic Connectors	0.1
Diagnostic Kits	0.1
Industrial Automated/Robotic	0.1
Building Products-Air & Heating	0.1
Linen Supply & Related Items	0.1
Retail-Computer Equipment	0.1
Consulting Services	0.1
Electronic Forms	0.1
Lasers-System/Components	0.1
Coatings/Paint	0.1
Web Portals/ISP	0.1
Radio	0.1
Steel-Specialty	0.1
Savings & Loans/Thrifts	0.1
Transport-Marine	0.1
Computers-Periphery Equipment	0.1
Building-MobileHome/Manufactured Housing	0.1
Quarrying	0.1
Retail-Pet Food & Supplies	0.1
Retail-Automobile	0.1
Mining	0.1
Real Estate Operations & Development	0.1
Physicians Practice Management	0.1
Industrial Audio & Video Products	0.1
Office Automation & Equipment	0.1
Rubber-Tires	0.1
Real Estate Management/Services	0.1
Building Products-Cement	0.1
Medical Information Systems	0.1
Transport-Rail	0.1
Printing-Commercial	0.1
Retail-Gardening Products	0.1
Electronic Parts Distribution	0.1
Machinery-Print Trade	0.1
Appliances	0.1
Repurchase Agreements	0.1

Food-Retail	0.1%
E-Marketing/Info	0.1
Electronics-Military	0.1
Building-Heavy Construction	0.1
Identification Systems	0.1
Leisure Products	0.1
Cruise Lines	0.1
Vitamins & Nutrition Products	0.1
Office Furnishings-Original	0.1
Batteries/Battery Systems	0.1
Machinery-Farming	0.1
Internet Content-Information/News	0.1
Instruments-Controls	0.1
Private Corrections	0.1
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 95.2%
Advanced Materials — 0.4%
Hexcel Corp.†	27,623	$527,876
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.†	6,194	52,092
Omnicom Group, Inc.	8,200	362,276
		414,368
Advertising Sales — 1.0%
Clear Channel Outdoor Holdings, Inc., Class A†	12,073	229,508
Focus Media Holding, Ltd. ADR†	29,400	1,033,410
Lamar Advertising Co., Class A†	7,571	272,026
		1,534,944
Advertising Services — 0.0%
Getty Images, Inc.†	532	17,024
Aerospace/Defense — 1.0%
Empressa Brasileira de Aeronautica SA ADR	4,400	173,844
Rockwell Collins, Inc.	22,787	1,302,277
Spirit Aerosystems Holdings, Inc., Class A†	1,218	27,015
		1,503,136
Aerospace/Defense-Equipment — 0.3%
Alliant Techsystems, Inc.†	2,212	229,009
BE Aerospace, Inc.†	1,975	69,026
DRS Technologies, Inc.	49	2,856
Goodrich Corp.	2,683	154,299
		455,190
Agricultural Chemicals — 0.5%
Terra Industries, Inc.†	16,900	600,457
The Mosaic Co.†	1,422	145,897
		746,354
Airlines — 0.3%
AMR Corp.†	5,154	46,489
Continental Airlines, Inc., Class B†	2,080	39,998
Copa Holdings SA Class A	382	14,558
Delta Air Lines, Inc.†	6,262	53,853
Northwest Airlines Corp.†	3,739	33,614
Skywest, Inc.	4,900	103,488
Southwest Airlines Co.	11,891	147,449
UAL Corp.	1,466	31,563
		471,012
Apparel Manufacturers — 0.6%
Bosideng International Holdings, Ltd.†(4)	1,142,000	214,073
Coach, Inc.†	16,641	501,726
Hanesbrands, Inc.†	2,068	60,386
Liz Claiborne, Inc.	141	2,559
Phillips-Van Heusen Corp.	1,200	45,504
Polo Ralph Lauren Corp.	1,312	76,476
		900,724
Appliances — 0.1%
Whirlpool Corp.	1,211	105,091
Applications Software — 2.0%
American Reprographics Co.†	7,000	103,880
Citrix Systems, Inc.†	8,365	245,345

Security Description	Shares	Market Value (Note 2)
Applications Software (continued)
Compuware Corp.†	4,749	$34,858
Intuit, Inc.†	15,515	419,060
Nuance Communications, Inc.†	25,600	445,696
Red Hat, Inc.†	26,239	482,535
Salesforce.com, Inc.†	17,834	1,032,054
Satyam Computer Services, Ltd. ADR	8,300	187,497
		2,950,925
Auction House/Art Dealer — 0.2%
Ritchie Bros. Auctioneers, Inc	3,900	320,268
Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,295	56,384
Auto-Heavy Duty Trucks — 0.1%
Oshkosh Truck Corp.	1,585	57,504
PACCAR, Inc.	3,400	153,000
		210,504
Auto/Truck Parts & Equipment-Original — 0.2%
Autoliv, Inc.	930	46,686
BorgWarner, Inc.	532	22,892
WABCO Holdings, Inc.	4,888	222,990
		292,568
Banks-Commercial — 0.6%
Bank of Hawaii Corp.	367	18,188
City National Corp.	2,000	98,920
East West Bancorp, Inc.	3,000	53,250
Julius Baer Holding AG(4)	7,566	558,404
SVB Financial Group†	3,400	148,376
Synovus Financial Corp.	2,199	24,321
UCBH Holdings, Inc.	4,400	34,144
		935,603
Banks-Fiduciary — 0.4%
Northern Trust Corp.	9,984	663,636
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.†	869	78,627
Beverages-Non-alcoholic — 0.5%
Hansen Natural Corp.†	18,861	665,793
Pepsi Bottling Group, Inc.	742	25,161
		690,954
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	4,474	296,268
Broadcast Services/Program — 0.2%
Discovery Holding Co., Class A†	11,616	246,491
Liberty Global, Inc., Class A†	3,747	127,698
		374,189
Building & Construction Products-Misc. — 0.0%
Masco Corp.	481	9,538
Building Products-Air & Heating — 0.1%
Lennox International, Inc.	154	5,539
Trane, Inc.	3,869	177,587
		183,126
Building Products-Cement — 0.1%
Eagle Materials, Inc.	940	33,417
Martin Marietta Materials, Inc.	913	96,933
		130,350

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Building-Heavy Construction — 0.1%
Chicago Bridge & Iron Co. NV	2,400	$94,176
Building-MobileHome/Manufactured Housing — 0.1%
Thor Industries, Inc.	3,192	95,026
Winnebago Industries, Inc.	3,300	55,770
		150,796
Building-Residential/Commercial — 0.2%
Centex Corp.	2,434	58,927
KB Home	2,200	54,406
Lennar Corp., Class A	4,200	79,002
NVR, Inc.†	37	22,107
Pulte Homes, Inc.	4,454	64,806
Toll Brothers, Inc.†	3,400	79,832
		359,080
Cable TV — 0.1%
Cablevision Systems Corp., Class A†	5,650	121,079
Shaw Communications, Inc., Class B	5,600	101,808
		222,887
Casino Hotels — 0.4%
Boyd Gaming Corp.	3,390	67,800
Melco PBL Entertainment Macau, Ltd. ADR†	14,800	168,424
Wynn Resorts, Ltd.	3,776	380,017
		616,241
Casino Services — 0.4%
International Game Technology	14,459	581,396
Scientific Games Corp., Class A†	1,373	28,984
		610,380
Cellular Telecom — 0.4%
Leap Wireless International, Inc.†	5,789	269,767
MetroPCS Communications, Inc.†	10,463	177,871
NII Holdings, Inc.†	7,004	222,587
TeleCorp PCS, Inc.(5)	333	0
US Cellular Corp.†	124	6,820
		677,045
Chemicals-Diversified — 0.5%
Celanese Corp., Class A	1,755	68,533
FMC Corp.	10,900	604,841
Rohm & Haas Co.	1,594	86,203
		759,577
Chemicals-Specialty — 0.5%
Albemarle Corp.	1,709	62,413
Cabot Corp.	1,030	28,840
Chemtura Corp.	334	2,452
Ecolab, Inc.	8,745	379,795
International Flavors & Fragrances, Inc.	1,292	56,913
Lubrizol Corp.	398	22,093
Sigma-Aldrich Corp.	2,647	157,893
		710,399
Coal — 1.9%
Arch Coal, Inc.	8,457	367,880
CONSOL Energy, Inc.	26,602	1,840,592
Foundation Coal Holdings, Inc.	6,870	345,767
Massey Energy Co.	1,739	63,474

Security Description	Shares	Market Value (Note 2)
Coal (continued)
Patriot Coal Corp.†	556	$26,115
Peabody Energy Corp.	5,678	289,578
		2,933,406
Coatings/Paint — 0.1%
RPM International, Inc.	2,225	46,592
The Sherwin-Williams Co.	2,215	113,054
Valspar Corp.	266	5,277
		164,923
Commercial Services — 0.9%
Alliance Data Systems Corp.†	1,686	80,102
ChoicePoint, Inc.†	1,453	69,163
Iron Mountain, Inc.†	27,829	735,799
Quanta Services, Inc.†	18,624	431,518
Weight Watchers International, Inc.	750	34,747
		1,351,329
Commercial Services-Finance — 1.7%
Dollar Financial Corp.†	15,300	351,900
Equifax, Inc.	6,225	214,638
H&R Block, Inc.	11,213	232,782
Mastercard, Inc., Class A	1,707	380,644
Moody's Corp.	8,200	285,606
The Western Union Co.	48,700	1,035,849
		2,501,419
Computer Aided Design — 0.3%
Ansys, Inc.†	3,000	103,560
Autodesk, Inc.†	13,344	420,069
		523,629
Computer Services — 0.6%
Affiliated Computer Services, Inc., Class A†	825	41,341
Cognizant Technology Solutions Corp., Class A†	17,431	502,535
DST Systems, Inc.†	2,469	162,312
Electronic Data Systems Corp.	6,315	105,145
Perot Systems Corp., Class A†	8,200	123,328
		934,661
Computer Software — 0.0%
MSCI, Inc.†	260	7,735
Computers-Integrated Systems — 0.2%
Brocade Communications Systems, Inc.†	8,070	58,911
Diebold, Inc.	1,398	52,495
Jack Henry & Associates, Inc.	4,200	103,614
NCR Corp.†	494	11,278
Riverbed Technology, Inc.†	429	6,375
Teradata Corp.†	494	10,897
		243,570
Computers-Memory Devices — 0.9%
NetApp, Inc.†	43,477	871,714
SanDisk Corp.†	2,904	65,543
Seagate Technology	16,416	343,751
Western Digital Corp.†	1,409	38,100
		1,319,108

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A†	1,095	$33,638
Logitech International SA†	4,700	119,568
		153,206
Consulting Services — 0.1%
Corporate Executive Board Co.	3,947	159,775
Genpact, Ltd.†	656	8,036
		167,811
Consumer Products-Misc. — 0.2%
Clorox Co.	5,827	330,041
Jarden Corp.†	773	16,805
Scotts Miracle-Gro Co., Class A	179	5,803
		352,649
Containers-Metal/Glass — 0.2%
Ball Corp.	2,191	100,655
Crown Holdings, Inc.†	3,509	88,286
Owens-Illinois, Inc.†	3,109	175,441
		364,382
Containers-Paper/Plastic — 0.6%
Packaging Corp. of America	1,981	44,236
Pactiv Corp.†	2,792	73,178
Sealed Air Corp.	31,289	790,047
		907,461
Cosmetics & Toiletries — 0.6%
Alberto-Culver Co.	309	8,470
Avon Products, Inc.	17,768	702,547
Bare Escentuals, Inc.†	853	19,977
The Estee Lauder Cos., Inc., Class A	2,340	107,289
		838,283
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	2,500	82,250
Data Processing/Management — 1.7%
Acxiom Corp.	1,391	16,511
Broadridge Financial Solutions, Inc.	2,979	52,430
Commvault Systems, Inc.†	36,200	448,880
Dun & Bradstreet Corp.	2,807	228,434
Fair Isaac Corp.	109	2,346
Fidelity National Information Services, Inc.	5,927	226,056
Fiserv, Inc.†	5,752	276,614
Global Payments, Inc.	4,829	199,727
MoneyGram International, Inc.	1,831	3,406
NAVTEQ Corp.†	2,093	142,324
Paychex, Inc.	18,514	634,290
SEI Investments Co.	6,973	172,163
Total Systems Services, Inc.	5,872	138,931
		2,542,112
Dental Supplies & Equipment — 0.3%
Dentsply International, Inc.	6,654	256,844
Patterson Cos., Inc.†	5,270	191,301
		448,145
Diagnostic Equipment — 0.1%
Gen-Probe, Inc.†	4,424	213,237

Security Description	Shares	Market Value (Note 2)
Diagnostic Kits — 0.1%
Idexx Laboratories, Inc.†	3,728	$183,641
Dialysis Centers — 0.1%
DaVita, Inc.†	4,256	203,267
Direct Marketing — 0.0%
Harte-Hanks, Inc.	698	9,542
Disposable Medical Products — 0.3%
C.R. Bard, Inc.	5,318	512,655
Distribution/Wholesale — 0.4%
Fastenal Co.	6,812	312,875
Pool Corp.	1,082	20,439
WESCO International, Inc.†	913	33,316
WW Grainger, Inc.	3,808	290,893
		657,523
Diversified Manufacturing Operations — 0.8%
Carlisle Cos., Inc.	371	12,406
Cooper Industries, Ltd., Class A	1,263	50,710
Dover Corp.	1,323	55,275
Eaton Corp.	364	29,000
Harsco Corp.	1,805	99,961
Ingersoll-Rand Co., Ltd., Class A	371	16,539
ITT, Inc.	3,578	185,376
Roper Industries, Inc.	5,694	338,451
Textron, Inc.	5,339	295,888
The Brink's Co.	934	62,746
Trinity Industries, Inc.	1,500	39,975
		1,186,327
Drug Delivery Systems — 0.2%
Alkermes, Inc.†	7,400	87,912
Hospira, Inc.†	3,356	143,536
		231,448
E-Commerce/Products — 0.0%
NutriSystem, Inc.†	754	11,363
E-Commerce/Services — 1.0%
Ctrip.com International, Ltd. ADR	16,800	890,736
Expedia, Inc.†	12,800	280,192
HLTH Corp.†	3,871	36,929
IAC/InterActive Corp.†	257	5,335
Liberty Media Corp., Series A†	7,805	125,973
Monster Worldwide, Inc.†	8,893	215,300
		1,554,465
E-Marketing/Info — 0.1%
Digital River, Inc.†	3,200	99,104
Electric Products-Misc. — 0.2%
AMETEK, Inc.	6,790	298,149
Molex, Inc.	1,671	38,700
		336,849
Electric-Generation — 0.3%
The AES Corp.†	24,802	413,449
Electric-Integrated — 0.6%
Allegheny Energy, Inc.	3,551	179,326
CenterPoint Energy, Inc.	6,867	97,992
Constellation Energy Group, Inc.	2,998	264,633
DPL, Inc.	1,293	33,153

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Electric-Integrated (continued)
PPL Corp.	6,169	$283,280
Sierra Pacific Resources	749	9,460
		867,844
Electronic Components-Misc. — 0.3%
AVX Corp.	214	2,741
Garmin, Ltd.	2,475	133,675
Gentex Corp.	9,753	167,264
Jabil Circuit, Inc.	12,347	116,803
Sanmina-SCI Corp.†	2,582	4,183
Vishay Intertechnology, Inc.†	686	6,215
		430,881
Electronic Components-Semiconductors — 3.0%
Advanced Micro Devices, Inc.†	5,207	30,669
Altera Corp.	19,288	355,478
Broadcom Corp., Class A†	23,213	447,315
Cree, Inc.†	460	12,862
Fairchild Semiconductor International, Inc.†	6,819	81,282
International Rectifier Corp.†	360	7,740
Intersil Corp., Class A	5,073	130,224
LSI Logic Corp.†	8,368	41,422
MEMC Electronic Materials, Inc.†	22,308	1,581,637
Microchip Technology, Inc.	10,897	356,659
Micron Technology, Inc.†	5,236	31,259
National Semiconductor Corp.	16,064	294,292
NVIDIA Corp.†	11,664	230,831
ON Semiconductor Corp.†	10,400	59,072
QLogic Corp.†	10,609	162,848
Rambus, Inc.†	1,707	39,790
Silicon Laboratories, Inc.†	5,190	163,693
Xilinx, Inc.	18,386	436,667
		4,463,740
Electronic Connectors — 0.1%
Amphenol Corp., Class A	3,837	142,928
Thomas & Betts Corp.†	1,247	45,354
		188,282
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	6,186	66,066
Synopsys, Inc.†	6,800	154,428
		220,494
Electronic Forms — 0.1%
Adobe Systems, Inc.†	4,700	167,273
Electronic Measurement Instruments — 1.7%
Agilent Technologies, Inc.†	7,961	237,477
FLIR Systems, Inc.†	61,500	1,850,535
National Instruments Corp.	4,767	124,609
Trimble Navigation, Ltd.†	9,962	284,814
		2,497,435
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	1,465	49,297
Avnet, Inc.†	1,880	61,533
		110,830
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	902	98,625

Security Description	Shares	Market Value (Note 2)
Energy-Alternate Sources — 0.6%
Covanta Holding Corp.†	2,574	$70,785
First Solar, Inc.†	765	176,822
Sunpower Corp., Class A†	6,027	449,072
Suntech Power Holdings Co., Ltd. ADR†	6,400	259,584
		956,263
Engineering/R&D Services — 1.4%
Fluor Corp.	5,089	718,363
Foster Wheeler, Ltd.†	8,618	487,951
Jacobs Engineering Group, Inc.†	2,555	188,022
McDermott International, Inc.†	12,269	672,587
Shaw Group, Inc.†	1,583	74,623
URS Corp.†	392	12,815
		2,154,361
Engines-Internal Combustion — 0.2%
Cummins, Inc.	6,767	316,831
Enterprise Software/Service — 1.3%
Autonomy Corp PLC†(4)	29,327	534,503
BEA Systems, Inc.†	8,875	169,956
BMC Software, Inc.†	4,298	139,771
CA, Inc.	5,513	124,043
Concur Technologies, Inc.†	31,800	987,390
Novell, Inc.†	951	5,982
		1,961,645
Entertainment Software — 1.7%
Activision, Inc.†	16,015	437,370
Electronic Arts, Inc.†	26,374	1,316,590
THQ, Inc.†	36,800	802,240
		2,556,200
Filtration/Separation Products — 0.7%
Donaldson Co., Inc.	7,601	306,168
Pall Corp.	21,308	747,272
		1,053,440
Finance-Auto Loans — 0.0%
AmeriCredit Corp.†	176	1,772
Finance-Commercial — 0.0%
CapitalSource, Inc.	1,858	17,967
Finance-Consumer Loans — 0.0%
The First Marblehead Corp.	1,417	10,571
Finance-Investment Banker/Broker — 0.5%
E*TRADE Financial Corp.†	3,804	14,683
Interactive Brokers Group, Inc., Class A†	3,200	82,144
Investment Technology Group, Inc.†	948	43,779
Lazard, Ltd., Class A	6,501	248,338
MF Global, Ltd.†	20,214	200,321
optionsXpress Holdings, Inc.	3,400	70,414
TD Ameritrade Holding Corp.†	5,318	87,800
		747,479
Finance-Other Services — 0.8%
IntercontinentalExchange, Inc.†	3,707	483,763
Nymex Holdings, Inc.	6,773	613,837
The Nasdaq Stock Market, Inc.†	2,383	92,127
		1,189,727

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Food-Confectionery — 0.5%
The Hershey Co.	5,249	$197,730
WM Wrigley Jr. Co.	8,769	551,044
		748,774
Food-Dairy Products — 0.0%
Dean Foods Co.†	188	3,777
Food-Misc. — 0.4%
Campbell Soup Co.	2,819	95,705
H.J. Heinz Co.	3,835	180,130
McCormick & Co., Inc.	7,456	275,648
Sara Lee Corp.	8,225	114,986
		666,469
Food-Retail — 0.1%
Whole Foods Market, Inc.	3,029	99,866
Footwear & Related Apparel — 0.2%
CROCS, Inc.†	14,313	250,048
Forestry — 0.0%
Plum Creek Timber Co., Inc.	303	12,332
Gambling (Non-Hotel) — 0.2%
Pinnacle Entertainment, Inc.†	17,700	226,560
Garden Products — 0.0%
Toro Co.	815	33,733
Hazardous Waste Disposal — 0.2%
Stericycle, Inc.†	5,581	287,421
Health Care Cost Containment — 0.6%
McKesson Corp.	16,300	853,631
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	3,087	70,600
Hospital Beds/Equipment — 0.0%
Hillenbrand Industries, Inc.	231	11,042
Kinetic Concepts, Inc.†	934	43,179
		54,221
Hotels/Motels — 0.7%
Choice Hotels International, Inc.	7,043	240,237
Marriott International, Inc., Class A	9,100	312,676
Orient-Express Hotels, Ltd., Class A	858	37,031
Starwood Hotels & Resorts Worldwide, Inc.	7,637	395,215
Wyndham Worldwide Corp.	296	6,121
		991,280
Human Resources — 0.4%
Hewitt Associates Inc., Class A†	1,189	47,286
Manpower, Inc.	4,506	253,508
Robert Half International, Inc.	9,847	253,462
		554,256
Identification Systems — 0.1%
Cogent, Inc.†	9,300	87,699
Independent Power Producers — 0.4%
Dynegy, Inc., Class A†	1,194	9,421
Mirant Corp.†	3,139	114,228
NRG Energy, Inc.†	4,178	162,900
Reliant Energy, Inc.†	12,600	297,990
		584,539

Security Description	Shares	Market Value (Note 2)
Industrial Audio & Video Products — 0.1%
Dolby Laboratories, Inc., Class A†	3,742	$135,685
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	3,198	183,629
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	2,185	201,020
Airgas, Inc.	1,577	71,706
		272,726
Instruments-Controls — 0.1%
Mettler Toledo International, Inc.†	758	73,617
Instruments-Scientific — 0.3%
Applera Corp. - Applied Biosystems Group	5,957	195,747
PerkinElmer, Inc.	660	16,005
Waters Corp.†	5,562	309,803
		521,555
Insurance Brokers — 0.2%
AON Corp.	2,000	80,400
Arthur J. Gallagher & Co.	400	9,448
Brown & Brown, Inc.	5,791	100,648
Erie Indemnity Co., Class A	196	10,033
Willis Group Holdings, Ltd.	2,700	90,747
		291,276
Insurance-Life/Health — 0.6%
AFLAC, Inc.	4,000	259,800
CIGNA Corp.	13,664	554,348
Principal Financial Group, Inc.	329	18,332
		832,480
Insurance-Multi-line — 0.6%
Assurant, Inc.	12,000	730,320
CNA Financial Corp.	61	1,573
Hanover Insurance Group, Inc.	58	2,386
HCC Insurance Holdings, Inc.	5,020	113,904
XL Capital, Ltd., Class A	477	14,095
		862,278
Insurance-Property/Casualty — 0.3%
Arch Capital Group, Ltd.†	2,500	171,675
Markel Corp.†	200	87,994
Philadelphia Consolidated Holding Corp.†	5,322	171,368
W.R. Berkley Corp.	911	25,226
		456,263
Insurance-Reinsurance — 0.2%
Axis Capital Holdings, Ltd.	2,600	88,348
PartnerRe, Ltd.	277	21,135
RenaissanceRe Holdings, Ltd.	2,000	103,820
Transatlantic Holdings, Inc.	210	13,934
		227,237
Internet Content-Information/News — 0.1%
Baidu.com ADR†	300	71,889
WebMD Health Corp., Class A†	167	3,936
		75,825
Internet Infrastructure Software — 0.2%
Akamai Technologies, Inc.†	3,534	99,518
F5 Networks, Inc.†	7,778	141,326
		240,844

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Internet Security — 1.4%
McAfee, Inc.†	26,318	$870,863
Symantec Corp.†	6,200	103,044
VeriSign, Inc.†	33,535	1,114,703
		2,088,610
Investment Management/Advisor Services — 1.2%
Affiliated Managers Group, Inc.†	1,980	179,665
BlackRock, Inc.	1,780	363,440
Eaton Vance Corp.	7,310	223,028
Federated Investors, Inc., Class B	6,117	239,542
GLG Partners Inc.	690	8,190
Invesco, Ltd.	7,129	173,663
Janus Capital Group, Inc.	8,160	189,883
Legg Mason, Inc.	2,662	149,019
T. Rowe Price Group, Inc.	5,690	284,500
		1,810,930
Lasers-System/Components — 0.1%
Cymer, Inc.†	2,300	59,892
II-VI, Inc.†	2,800	106,344
		166,236
Leisure Products — 0.1%
WMS Industries, Inc.†	2,300	82,731
Linen Supply & Related Items — 0.1%
Cintas Corp.	6,159	175,778
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	949	27,929
Lincoln Electric Holdings, Inc.	624	40,242
		68,171
Machinery-Construction & Mining — 0.5%
Joy Global, Inc.	7,427	483,943
Terex Corp.†	4,009	250,563
		734,506
Machinery-Farming — 0.1%
AGCO Corp.†	1,282	76,766
Machinery-General Industrial — 0.2%
IDEX Corp.	6,289	193,010
The Manitowoc Co., Inc.	2,673	109,058
		302,068
Machinery-Print Trade — 0.1%
Zebra Technologies Corp., Class A†	3,177	105,858
Machinery-Pumps — 0.8%
Flowserve Corp.	10,599	1,106,324
Graco, Inc.	4,547	164,874
		1,271,198
Marine Services — 0.6%
Aegean Marine Petroleum Inc.	27,200	930,512
Medical Information Systems — 0.1%
Cerner Corp.†	1,409	52,528
IMS Health, Inc.	3,507	73,682
		126,210
Medical Instruments — 2.3%
ArthroCare Corp.†	3,000	100,050
Beckman Coulter, Inc.	11,377	734,385

Security Description	Shares	Market Value (Note 2)
Medical Instruments (continued)
Edwards Lifesciences Corp.†	3,635	$161,939
Intuitive Surgical, Inc.†	2,103	682,108
St. Jude Medical, Inc.†	34,548	1,492,128
Techne Corp.†	3,546	238,859
		3,409,469
Medical Labs & Testing Services — 0.9%
Covance, Inc.†	2,662	220,866
Laboratory Corp. of America Holdings†	11,376	838,184
Quest Diagnostics, Inc.	7,653	346,451
		1,405,501
Medical Products — 0.6%
American Medical Systems Holdings, Inc.†	5,400	76,626
Becton Dickinson & Co.	1,200	103,020
Henry Schein, Inc.†	4,603	264,212
The Cooper Cos., Inc.	392	13,497
Varian Medical Systems, Inc.†	5,831	273,124
Zimmer Holdings, Inc.†	2,000	155,720
		886,199
Medical-Biomedical/Gene — 2.2%
Abraxis Bioscience, Inc.†	141	8,330
Alexion Pharmaceuticals, Inc.†	1,800	106,740
Biogen Idec, Inc.†	2,100	129,549
Celgene Corp.†	2,700	165,483
Charles River Laboratories International, Inc.†	21,385	1,260,432
Genzyme Corp.†	3,100	231,074
Illumina, Inc.†	3,500	265,650
Integra LifeSciences Holdings Corp.†	1,400	60,858
Invitrogen Corp.†	3,273	279,743
Martek Biosciences Corp.†	2,200	67,254
Millennium Pharmaceuticals, Inc.†	11,899	183,959
Millipore Corp.†	2,658	179,176
Myriad Genetics, Inc.†	2,300	92,667
PDL BioPharma, Inc.†	2,478	26,242
Qiagen NV†	5,000	104,000
Vertex Pharmaceuticals, Inc.†	7,453	178,052
		3,339,209
Medical-Drugs — 2.6%
Allergan, Inc.	13,260	747,731
App Pharmaceuticals, Inc.†	564	6,813
Auxilium Pharmaceuticals, Inc.†	19,400	518,756
Cephalon, Inc.†	17,819	1,147,544
Elan Corp. PLC ADR†	22,500	469,350
Endo Pharmaceuticals Holdings, Inc.†	2,867	68,636
Forest Laboratories, Inc.†	6,857	274,349
Sepracor, Inc.†	5,881	114,797
Shionogi & Co., Ltd.(4)	34,000	581,490
		3,929,466
Medical-Generic Drugs — 0.2%
Barr Pharmaceuticals, Inc.†	2,352	113,625
Mylan, Inc.	6,480	75,168
Watson Pharmaceuticals, Inc.†	1,262	37,002
		225,795

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Medical-HMO — 1.0%
Coventry Health Care, Inc.†	21,881	$882,898
Health Net, Inc.†	7,704	237,283
Humana, Inc.†	7,000	314,020
WellCare Health Plans, Inc.†	884	34,432
		1,468,633
Medical-Hospitals — 0.0%
Community Health Systems, Inc.†	181	6,076
Tenet Healthcare Corp.†	7,761	43,927
Universal Health Services, Inc., Class B	275	14,765
		64,768
Medical-Outpatient/Home Medical — 0.1%
Lincare Holdings, Inc.†	7,788	218,921
Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	1,639	67,166
Metal Processors & Fabrication — 0.4%
Precision Castparts Corp.	6,548	668,420
Metal-Iron — 0.6%
Cleveland-Cliffs, Inc.	7,869	942,864
Mining — 0.1%
Agnico-Eagle Mines, Ltd.	2,100	142,191
Motion Pictures & Services — 0.4%
Dreamworks Animation SKG, Inc., Class A†	25,594	659,813
Motorcycle/Motor Scooter — 0.3%
Harley-Davidson, Inc.	10,074	377,775
Multimedia — 0.6%
FactSet Research Systems, Inc.	4,869	262,293
Meredith Corp.	3,030	115,897
The McGraw-Hill Cos., Inc.	8,500	314,075
WPP Group PLC ADR	4,201	250,548
		942,813
Music — 0.0%
Warner Music Group Corp.	435	2,166
Networking Products — 0.4%
Foundry Networks, Inc.†	6,900	79,902
Juniper Networks, Inc.†	19,499	487,475
		567,377
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	1,632	24,562
Non-Hazardous Waste Disposal — 0.6%
Allied Waste Industries, Inc.†	954	10,313
Republic Services, Inc.	31,120	909,949
		920,262
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	3,854	134,967
Office Furnishings-Original — 0.1%
HNI Corp.	2,341	62,949
Steelcase, Inc., Class A	1,428	15,794
		78,743
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	4,300	211,775

Security Description	Shares	Market Value (Note 2)
Oil & Gas Drilling — 1.6%
Diamond Offshore Drilling, Inc.	3,362	$391,337
ENSCO International, Inc.	2,961	185,418
Nabors Industries, Ltd.†	11,119	375,488
Noble Corp.	5,744	285,304
Pride International, Inc.†	2,635	92,093
Rowan Cos., Inc.	1,693	69,718
SeaDrill, Ltd.(4)	38,000	1,023,025
		2,422,383
Oil Companies-Exploration & Production — 3.4%
Bill Barrett Corp.†	3,600	170,100
Cabot Oil & Gas Corp.	17,475	888,429
Chesapeake Energy Corp.	19,130	882,849
CNX Gas Corp.†	613	19,788
ComptonPetroleum Corp.†	10,400	115,336
Continental Resources, Inc.†	304	9,695
Denbury Resources, Inc.†	5,188	148,117
EOG Resources, Inc.	6,200	744,000
Forest Oil Corp.†	2,200	107,712
Mariner Energy, Inc.†	4,400	118,844
Murphy Oil Corp.	5,600	459,984
Newfield Exploration Co.†	3,000	158,550
Noble Energy, Inc.	517	37,638
Quicksilver Resources, Inc.†	2,147	78,430
Range Resources Corp.	3,171	201,200
Sandridge Energy, Inc.†	4,490	175,783
Southwestern Energy Co.†	7,278	245,196
Ultra Petroleum Corp.†	5,200	403,000
Unit Corp.†	773	43,790
W&T Offshore, Inc.	385	13,132
XTO Energy, Inc.	1,916	118,524
		5,140,097
Oil Field Machinery & Equipment — 1.1%
Cameron International Corp.†	13,722	571,384
Dresser Rand Group, Inc.†	1,841	56,611
FMC Technologies, Inc.†	9,284	528,167
Grant Prideco, Inc.†	2,732	134,469
National-Oilwell Varco, Inc.†	7,612	444,388
		1,735,019
Oil Refining & Marketing — 0.3%
Cheniere Energy, Inc.†	891	17,642
Frontier Oil Corp.	1,111	30,286
Holly Corp.	897	38,939
Sunoco, Inc.	6,002	314,925
Tesoro Corp.	2,927	87,810
Western Refining, Inc.	311	4,189
		493,791
Oil-Field Services — 1.8%
BJ Services Co.	12,786	364,529
Core Laboratories NV†	3,400	405,620
Global Industries, Ltd.†	1,954	31,440
Helix Energy Solutions Group, Inc.†	1,562	49,203
Oceaneering International, Inc.†	1,169	73,647
Smith International, Inc.	10,596	680,581
Superior Energy Services, Inc.†	1,730	68,543
TETRA Technologies, Inc.†	5,925	93,852
Weatherford International, Ltd.†	14,128	1,023,856
		2,791,271

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Optical Supplies — 0.0%
Advanced Medical Optics, Inc.†	1,262	$25,619
Paper & Related Products — 0.0%
Domtar Corp.†	4,895	33,433
Rayonier, Inc.	104	4,518
		37,951
Patient Monitoring Equipment — 0.5%
Masimo Corp.†	3,200	83,200
Mindray Medical International, Ltd., Class A ADR	22,100	639,574
		722,774
Pharmacy Services — 0.4%
Express Scripts, Inc.†	10,112	650,404
Omnicare, Inc.	323	5,865
		656,269
Physical Therapy/Rehabilation Centers — 0.4%
Psychiatric Solutions, Inc.†	15,900	539,328
Physicians Practice Management — 0.1%
Healthways, Inc.†	2,000	70,680
Pediatrix Medical Group, Inc.†	1,039	70,029
		140,709
Pipelines — 0.6%
Equitable Resources, Inc.	1,980	116,622
Questar Corp.	1,263	71,436
Williams Cos., Inc.	23,337	769,654
		957,712
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	439	19,180
Printing-Commercial — 0.1%
VistaPrint, Ltd.†	3,300	115,335
Private Corrections — 0.1%
Corrections Corp. of America†	2,631	72,405
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	1,085	43,074
Publishing-Newspapers — 0.0%
The New York Times Co., Class A	791	14,934
Quarrying — 0.1%
Vulcan Materials Co.	2,235	148,404
Racetrack — 0.0%
Penn National Gaming, Inc.†	1,577	68,962
Radio — 0.1%
Sirius Satellite Radio, Inc.†	31,339	89,630
XM Satellite Radio Holdings, Inc., Class A†	6,121	71,126
		160,756
Real Estate Investment Trusts — 0.6%
Apartment Investment & Management Co., Class A	112	4,011
Duke Realty Corp.	2,279	51,984
Essex Property Trust, Inc.	235	26,785
Federal Realty Investment Trust	669	52,149
General Growth Properties, Inc.	2,560	97,715
Health Care REIT, Inc.	234	10,560

Security Description	Shares	Market Value (Note 2)
Real Estate Investment Trusts (continued)
Kilroy Realty Corp.	693	$34,033
ProLogis	4,811	283,175
Public Storage, Inc.	211	18,699
Taubman Centers, Inc.	625	32,562
The Macerich Co.	1,537	108,005
UDR, Inc.	2,913	71,427
Ventas, Inc.	2,857	128,308
Weingarten Realty Investors, Inc.	1,649	56,792
		976,205
Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Inc., Class A†	3,695	79,960
Jones Lang LaSalle, Inc.	679	52,514
		132,474
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A	1,544	56,819
The St. Joe Co.	1,965	84,358
		141,177
Rental Auto/Equipment — 0.0%
Avis Budget Group, Inc.†	796	8,454
Hertz Global Holdings, Inc.†	4,473	53,944
		62,398
Research & Development — 0.8%
Pharmaceutical Product Development, Inc.	27,117	1,136,202
Respiratory Products — 0.1%
ResMed, Inc.†	5,268	222,204
Retail-Apparel/Shoe — 1.4%
Abercrombie & Fitch Co., Class A	1,881	137,576
American Eagle Outfitters, Inc.	3,981	69,707
AnnTaylor Stores Corp.†	4,231	102,306
Chico's FAS, Inc.†	3,742	26,606
Guess ?, Inc.	1,162	47,026
Limited Brands, Inc.	6,824	116,690
Men's Wearhouse, Inc.	4,250	98,898
Nordstrom, Inc.	4,735	154,361
Ross Stores, Inc.	10,679	319,943
Under Armour, Inc., Class A†	20,700	757,620
Urban Outfitters, Inc.†	7,028	220,328
		2,051,061
Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	5,027	171,169
AutoZone, Inc.†	923	105,065
O'Reilly Automotive, Inc.†	5,847	166,757
		442,991
Retail-Automobile — 0.1%
CarMax, Inc.†	4,634	89,992
Copart, Inc.†	1,366	52,946
		142,938
Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	9,114	268,863
Retail-Bookstore — 0.0%
Barnes & Noble, Inc.	94	2,881

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Retail-Catalog Shopping — 0.0%
Coldwater Creek, Inc.†	1,355	$6,843
MSC Industrial Direct Co., Inc., Class A	981	41,447
		48,290
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	3,374	174,470
Retail-Consumer Electronics — 0.0%
Circuit City Stores, Inc.	1,618	6,439
RadioShack Corp.	2,015	32,744
		39,183
Retail-Discount — 0.7%
Big Lots, Inc.†	10,313	229,980
Dollar Tree ,Inc.†	1,971	54,380
Family Dollar Stores, Inc.	7,912	154,284
TJX Cos., Inc.	18,571	614,143
		1,052,787
Retail-Gardening Products — 0.1%
Tractor Supply Co.†	2,889	114,173
Retail-Jewelry — 0.3%
Tiffany & Co.	9,422	394,216
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	8,151	197,580
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	4,838	182,441
Saks, Inc.†	2,591	32,310
		214,751
Retail-Office Supplies — 0.2%
Office Depot, Inc.†	5,887	65,052
OfficeMax, Inc.	759	14,527
Staples, Inc.	7,200	159,192
		238,771
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	7,158	146,310
Retail-Restaurants — 1.2%
Brinker International, Inc.	2,243	41,608
Burger King Holdings, Inc.	1,350	37,341
Chipotle Mexican Grill, Inc., Class B†	1,100	106,799
Darden Restaurants, Inc.	3,030	98,626
Panera Bread Co., Class A†	2,688	112,600
Starbucks Corp.†	6,100	106,750
The Cheesecake Factory, Inc.†	1,520	33,121
Tim Hortons Inc	9,164	312,034
Wendy's International, Inc.	1,864	42,984
Yum! Brands, Inc.	22,891	851,774
		1,743,637
Retail-Sporting Goods — 1.2%
Dick's Sporting Goods, Inc.†	60,734	1,626,456
Zumiez, Inc.†	14,600	229,074
		1,855,530
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.	201	4,804
Rubber-Tires — 0.1%
The Goodyear Tire & Rubber Co.†	5,138	132,560

Security Description	Shares	Market Value (Note 2)
Satellite Telecom — 0.0%
EchoStar Corp†	877	$25,907
Savings & Loans/Thrifts — 0.1%
Capitol Federal Financial	333	12,481
Hudson City Bancorp, Inc.	4,631	81,876
People's United Financial, Inc.	3,208	55,531
TFS Financial Corp.	412	4,956
		154,844
Schools — 0.6%
Apollo Group, Inc., Class A†	8,319	359,381
Career Education Corp.†	2,023	25,732
DeVry, Inc.	3,700	154,808
ITT Educational Services, Inc.†	7,373	338,642
		878,563
Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	14,703	434,032
Cypress Semiconductor Corp.†	3,411	80,534
Integrated Device Technology, Inc.†	8,347	74,539
Linear Technology Corp.	12,561	385,497
Marvell Technology Group, Ltd.†	23,520	255,898
Maxim Integrated Products, Inc.	7,046	143,668
		1,374,168
Semiconductor Equipment — 0.5%
KLA-Tencor Corp.	5,659	209,949
Lam Research Corp.†	5,048	192,934
Novellus Systems, Inc.†	1,413	29,744
Teradyne, Inc.†	10,325	128,236
Varian Semiconductor Equipment Associates, Inc.†	4,986	140,356
		701,219
Soap & Cleaning Preparation — 0.6%
Church & Dwight Co., Inc.	16,427	891,000
Specified Purpose Acquisitions — 0.4%
Liberty Acquisition Holdings Corp.†	61,900	643,760
Steel Pipe & Tube — 0.4%
Valmont Industries, Inc.	6,300	553,707
Steel-Producers — 1.1%
AK Steel Holding Corp.	2,386	129,846
Carpenter Technology Corp.	6,281	351,547
Reliance Steel & Aluminum Co.	145	8,680
Steel Dynamics, Inc.	1,346	44,472
United States Steel Corp.	8,500	1,078,395
		1,612,940
Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	2,189	156,207
Telecom Equipment-Fiber Optics — 0.6%
Ciena Corp.†	23,126	712,975
JDS Uniphase Corp.†	11,431	153,061
		866,036
Telecom Services — 0.2%
Amdocs, Ltd.†	4,236	120,133
NeuStar Inc.†	5,915	156,629
		276,762
Telecommunication Equipment — 0.6%
CommScope, Inc.†	1,314	45,766

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Telecommunication Equipment (continued)
Harris Corp.	2,879	$139,718
Nice Systems, Ltd. ADR†	23,477	662,521
		848,005
Telephone-Integrated — 0.1%
Citizens Communications Co.	1,323	13,878
Level 3 Communications, Inc.†	32,775	69,483
Telephone and Data Systems, Inc.	982	38,563
Windstream Corp.	5,633	67,315
		189,239
Television — 0.3%
Central European Media Enterprises, Ltd. Class A†	1,866	159,039
CTC Media, Inc.†	6,499	180,347
DISH Network Corp. Class A†	4,461	128,165
		467,551
Theater — 0.0%
Regal Entertainment Group, Class A	1,331	25,675
Therapeutics — 1.0%
Amylin Pharmaceuticals, Inc.†	30,320	885,647
BioMarin Pharmaceuticals, Inc.†	2,600	91,962
Gilead Sciences, Inc.†	2,500	128,825
ImClone Systems, Inc.†	3,583	151,991
Medarex, Inc.†	7,200	63,720
Theravance, Inc.†	4,500	47,385
Warner Chilcott, Ltd., Class A†	8,919	160,542
		1,530,072
Tobacco — 0.1%
Loews Corp. - Carolina Group	1,377	99,901
UST, Inc.	1,767	96,337
		196,238
Tools-Hand Held — 0.0%
Black & Decker Corp.	693	45,807
The Stanley Works	529	25,191
		70,998
Toys — 0.1%
Hasbro, Inc.	1,043	29,100
Mattel, Inc.	8,421	167,578
		196,678
Transactional Software — 0.0%
VeriFone Holdings, Inc.†	1,302	20,663
Transport-Equipment & Leasng — 0.0%
Aircastle, Ltd.	633	7,121
GATX Corp.	410	16,019
		23,140
Transport-Marine — 0.1%
Frontline, Ltd.	1,036	47,677
Kirby Corp.†	1,144	65,208
Tidewater, Inc.	737	40,616
		153,501
Transport-Rail — 0.1%
CSX Corp.	1,478	82,871
Kansas City Southern†	982	39,388
		122,259

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	9,628	$523,763
Expeditors International of Washington, Inc.	12,670	572,431
UTI Worldwide, Inc.	7,103	142,628
		1,238,822
Transport-Truck — 0.3%
Con-way, Inc.	756	37,407
J.B. Hunt Transport Services, Inc.	1,878	59,025
Landstar System, Inc.	8,031	418,897
		515,329
Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	1,801	49,257
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	963	45,742
NBTY, Inc.†	1,169	35,012
		80,754
Water — 0.0%
Aqua America, Inc.	198	3,718
Water Treatment Systems — 0.0%
Nalco Holding Co.	3,091	65,375
Web Hosting/Design — 0.8%
Equinix, Inc.†	17,400	1,156,926
Web Portals/ISP — 0.1%
SINA Corp.†	4,600	162,150
Wire & Cable Products — 0.1%
General Cable Corp.†	3,421	202,078
Wireless Equipment — 0.8%
American Tower Corp., Class A†	17,578	689,233
Crown Castle International Corp.†	4,063	140,133
SBA Communcations Corp., Class A†	12,725	379,587
		1,208,953
X-Ray Equipment — 0.8%
Hologic, Inc.†	21,976	1,221,866
Total Common Stock (cost $138,437,584)		143,983,688
EXCHANGE TRADED FUNDS — 1.3%
Index Fund — 1.3%
iShares Russell Midcap Growth Index Fund	7,000	709,100
Oil Service HOLDRs Trust	7,200	1,272,960
Total Exchange Traded Funds (cost $1,511,662)		1,982,060
Total Long-Term Investment Securities (cost $139,949,246)		145,965,748
SHORT-TERM INVESTMENT SECURITIES — 0.5%
Registered Investment Company — 0.1%
T. Rowe Price Reserve Investment Fund	65,213	65,213
U.S. Government Agencies — 0.4%
Federal Home Loan Bank Discount Notes 1.50% due 04/01/08	$600,000	600,000

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount	Market Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
U.S. Government Treasuries — 0.0%
United States Treasury Bill 3.62% due 06/12/08(3)	$60,000	$59,844
Total Short-Term Investment Securities (cost $725,059)		725,057
REPURCHASE AGREEMENTS — 2.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.40%, dated 03/31/08, to be repurchased 04/01/08 in the amount of $100,001 and collateralized by $100,000 of United States Treasury Bonds, bearing interest at 4.38%, due 02/15/38 and having an approximate value of $102,750	100,000	100,000
BNP Paribas SA Joint Repurchase Agreement(2)	4,330,000	4,330,000
Total Repurchase Agreements (cost $4,430,000)		4,430,000
TOTAL INVESTMENTS (cost $145,104,305)(1)	99.9%	151,120,805
Other assets less liabilities	0.1	84,145
NET ASSETS	100.0%	$151,204,950

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

(2)  See Note 2 for details of Joint Repurchase Agreements

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  Security was valued using fair value procedures at March 31, 2008. See Note 2 regarding fair value procedures for foreign equity securities.

(5)  Illiquid

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2008	Unrealized Appreciation
2	Long	S&P Midcap 400 Index	June 2008	$744,909	$781,500	$36,591

See Notes to Financial Statements

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited)

Industry Allocation*
Electric-Integrated	11.4%
Real Estate Investment Trusts	5.0
Oil Companies-Exploration & Production	4.4
Insurance-Life/Health	2.6
Telephone-Integrated	2.5
Pipelines	2.4
Diversified Manufacturing Operations	2.3
Repurchase Agreements	2.3
Banks-Commercial	2.2
Chemicals-Specialty	2.1
Insurance-Reinsurance	2.0
Oil Companies-Integrated	1.8
Oil-Field Services	1.7
Insurance-Multi-line	1.5
Telecom Services	1.4
Steel-Producers	1.4
Food-Retail	1.4
Food-Misc.	1.4
Consumer Products-Misc.	1.2
Auto/Truck Parts & Equipment-Original	1.1
Chemicals-Diversified	1.1
Beverages-Non-alcoholic	1.1
Banks-Super Regional	1.1
Telecom Equipment-Fiber Optics	1.1
Gas-Distribution	1.0
Non-Hazardous Waste Disposal	1.0
Distribution/Wholesale	1.0
Advertising Agencies	1.0
Insurance-Property/Casualty	1.0
Electronic Connectors	1.0
Paper & Related Products	1.0
Internet Security	0.9
Telecommunication Equipment	0.9
Printing-Commercial	0.9
Medical-Generic Drugs	0.8
Computers-Memory Devices	0.8
Containers-Paper/Plastic	0.8
Index Fund	0.7
Home Decoration Products	0.7
Oil & Gas Drilling	0.7
Retail-Apparel/Shoe	0.7
Tools-Hand Held	0.7
Investment Management/Advisor Services	0.7
Food-Wholesale/Distribution	0.7
Metal Processors & Fabrication	0.7
Food-Meat Products	0.7
Savings & Loans/Thrifts	0.7
Containers-Metal/Glass	0.7
Medical-Drugs	0.7
Building-Residential/Commercial	0.7
Enterprise Software/Service	0.6
Insurance Brokers	0.6
Banks-Fiduciary	0.6
Engineering/R&D Services	0.5
Medical Labs & Testing Services	0.5
Retail-Office Supplies	0.5
Publishing-Newspapers	0.5
Food-Dairy Products	0.5
Rubber-Tires	0.4
Instruments-Scientific	0.4

Cable TV	0.4%
Commercial Services-Finance	0.4
Medical Products	0.4
Tobacco	0.4
Entertainment Software	0.4
Agricultural Chemicals	0.4
Transport-Rail	0.4
Commercial Services	0.4
Retail-Restaurants	0.4
Power Converter/Supply Equipment	0.4
Applications Software	0.4
Toys	0.4
Building & Construction Products-Misc.	0.4
E-Commerce/Services	0.4
Retail-Regional Department Stores	0.3
Medical Instruments	0.3
Transport-Services	0.3
U.S. Government Agencies	0.3
Retail-Major Department Stores	0.3
Engines-Internal Combustion	0.3
Medical Information Systems	0.3
Multimedia	0.3
Office Automation & Equipment	0.3
Physical Therapy/Rehabilation Centers	0.3
Independent Power Producers	0.3
Computer Services	0.3
Airlines	0.3
Aerospace/Defense-Equipment	0.3
Electronic Components-Semiconductors	0.2
Auto-Cars/Light Trucks	0.2
Building Products-Air & Heating	0.2
Coatings/Paint	0.2
Finance-Investment Banker/Broker	0.2
Medical-HMO	0.2
Industrial Gases	0.2
Agricultural Operations	0.2
Broadcast Services/Program	0.2
Television	0.2
Advertising Services	0.2
Apparel Manufacturers	0.2
Transport-Truck	0.2
Investment Companies	0.2
Electronics-Military	0.2
Semiconductor Equipment	0.2
Finance-Consumer Loans	0.2
Finance-Commercial	0.2
Medical-Hospitals	0.2
Electronic Design Automation	0.2
Publishing-Periodicals	0.2
Diversified Operations	0.1
Medical-Biomedical/Gene	0.1
Computers-Integrated Systems	0.1
Computers-Periphery Equipment	0.1
Forestry	0.1
Food-Confectionery	0.1
Brewery	0.1
Batteries/Battery Systems	0.1
Aerospace/Defense	0.1
Transport-Marine	0.1
Building-Heavy Construction	0.1

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited) (continued)

Financial Guarantee Insurance	0.1%
Photo Equipment & Supplies	0.1
Beverages-Wine/Spirits	0.1
Cruise Lines	0.1
Textile-Home Furnishings	0.1
Electronic Parts Distribution	0.1
Medical-Wholesale Drug Distribution	0.1
Rental Auto/Equipment	0.1
Internet Infrastructure Software	0.1
Networking Products	0.1
Hotels/Motels	0.1
Retail-Automobile	0.1
Cosmetics & Toiletries	0.1
Electronic Components-Misc.	0.1
Hospital Beds/Equipment	0.1
Funeral Services & Related Items	0.1
Semiconductor Components-Integrated Circuits	0.1
Retail-Discount	0.1
99.7%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 96.3%
Advertising Agency — 1.0%
Interpublic Group of Cos., Inc.†	230,561	$1,939,018
Advertising Services — 0.2%
Getty Images, Inc.†	962	30,784
R.H. Donnelley Corp.†	69,720	352,783
		383,567
Aerospace/Defense — 0.1%
Rockwell Collins, Inc.	3,637	207,854
Spirit Aerosystems Holdings, Inc., Class A†	492	10,913
		218,767
Aerospace/Defense-Equipment — 0.3%
Alliant Techsystems, Inc.†	3,906	404,388
DRS Technologies, Inc.	1,449	84,448
		488,836
Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	4,390	454,892
Monsanto Co.	2,700	301,050
		755,942
Agricultural Operations — 0.2%
Bunge, Ltd.	4,545	394,870
Airlines — 0.3%
Northwest Airlines Corp.†	3,340	30,027
Southwest Airlines Co.	36,105	447,702
UAL Corp.	1,771	38,130
US Airways Group, Inc.†	3,063	27,291
		543,150
Apparel Manufacturers — 0.2%
Jones Apparel Group, Inc.	3,210	43,078
Liz Claiborne, Inc.	3,320	60,258
VF Corp.	3,363	260,666
		364,002
Appliances — 0.0%
Whirlpool Corp.	844	73,242
Applications Software — 0.4%
Compuware Corp.†	1,986	14,577
Intuit, Inc.†	26,120	705,501
		720,078
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.†	80,020	457,714
Auto/Truck Parts & Equipment-Original — 1.1%
ArvinMeritor, Inc.	27,800	347,778
Autoliv, Inc.	1,130	56,726
BorgWarner, Inc.	13,126	564,812
Johnson Controls, Inc.	27,993	946,163
Tenneco, Inc.†	8,124	226,984
TRW Automotive Holdings Corp.†	1,599	37,369
		2,179,832
Banks-Commercial — 2.2%
Associated Banc-Corp.	4,802	127,877
BancorpSouth, Inc.	3,095	71,680
Bank of Hawaii Corp.	1,237	61,306
BOK Financial Corp.	838	43,769
City National Corp.	1,541	76,218

Security Description	Shares	Market Value (Note 2)
Banks-Commercial (continued)
Colonial BancGroup, Inc.	5,984	$57,626
Commerce Bancshares, Inc.	15,649	657,727
Cullen/Frost Bankers, Inc.	2,259	119,817
East West Bancorp, Inc.	2,375	42,156
First Citizens BancShares, Inc., Class A	226	31,493
First Horizon National Corp.	4,735	66,337
Fulton Financial Corp.	6,520	80,131
M&T Bank Corp.	9,952	800,937
Marshall & Ilsley Corp.	9,756	226,339
Popular, Inc.	10,518	122,640
Synovus Financial Corp.	33,888	374,801
TCF Financial Corp.	4,869	87,253
UnionBanCal Corp.	1,800	88,344
Valley National Bancorp	4,531	87,041
Webster Financial Corp.	22,737	633,680
Whitney Holding Corp.	2,543	63,041
Zions Bancorp.	6,670	303,819
		4,224,032
Banks-Fiduciary — 0.6%
Northern Trust Corp.	15,431	1,025,698
Wilmington Trust Corp.	2,587	80,456
		1,106,154
Banks-Super Regional — 1.1%
Comerica, Inc.	27,371	960,175
Fifth Third Bancorp	4,900	102,508
Huntington Bancshares, Inc.	13,755	147,866
KeyCorp	41,478	910,442
		2,120,991
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.†	2,454	222,038
Beverages-Non-alcoholic — 1.1%
Coca-Cola Enterprises, Inc.	80,079	1,937,912
Pepsi Bottling Group, Inc.	3,972	134,690
PepsiAmericas, Inc.	2,221	56,702
		2,129,304
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	867	57,413
Constellation Brands, Inc., Class A†	7,217	127,524
		184,937
Brewery — 0.1%
Molson Coors Brewing Co., Class B	4,384	230,467
Broadcast Services/Program — 0.2%
Discovery Holding Co., Class A†	4,727	100,307
Liberty Global, Inc., Class A†	6,352	216,476
Liberty Media Corp. – Capital, Class A†	4,858	76,465
		393,248
Building & Construction Products-Misc. — 0.4%
Armstrong World Industries, Inc.	732	26,103
Masco Corp.	13,396	265,643
Owens Corning, Inc.†	16,951	307,321
USG Corp.†	3,017	111,086
		710,153
Building Products-Air & Heating — 0.2%
Lennox International, Inc.	12,577	452,395

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Building-Heavy Construction — 0.1%
Chicago Bridge & Iron Co. NV	5,347	$209,816
Building-MobileHome/Manufactured Housing — 0.0%
Thor Industries, Inc.	115	3,424
Building-Residential/Commercial — 0.7%
Centex Corp.	4,292	103,909
D.R. Horton, Inc.	11,826	186,260
KB Home	2,899	71,692
Lennar Corp., Class A	5,110	96,119
M.D.C Holdings, Inc.	5,105	223,548
NVR, Inc.†	620	370,450
Pulte Homes, Inc.	5,133	74,685
Ryland Group, Inc.	1,583	52,065
Toll Brothers, Inc.†	4,746	111,436
		1,290,164
Cable TV — 0.4%
Cablevision Systems Corp., Class A†	31,634	677,917
Charter Communications, Inc., Class A†	181,815	154,906
		832,823
Cellular Telecom — 0.0%
US Cellular Corp.†	425	23,375
Chemicals-Diversified — 1.1%
Celanese Corp., Class A	16,937	661,390
FMC Corp.	2,883	159,977
Huntsman Corp.	3,587	84,474
PPG Industries, Inc.	6,181	374,012
Rockwood Holdings, Inc.†	10,752	352,343
Rohm & Haas Co.	9,325	504,296
Westlake Chemical Corp.	735	9,592
		2,146,084
Chemicals-Specialty — 2.1%
Albemarle Corp.	14,074	513,983
Ashland, Inc.	2,113	99,945
Cabot Corp.	714	19,992
Chemtura Corp.	110,410	810,409
Cytec Industries, Inc.	1,585	85,352
Eastman Chemical Co.	21,805	1,361,722
International Flavors & Fragrances, Inc.	777	34,227
Lubrizol Corp.	1,923	106,746
Sigma-Aldrich Corp.	3,451	205,852
The Mosaic Co.†	7,726	792,688
		4,030,916
Coatings/Paint — 0.2%
RPM International, Inc.	648	13,569
Valspar Corp.	21,105	418,723
		432,292
Commercial Services — 0.4%
Arbitron, Inc.	15,600	673,296
Convergys Corp.†	4,795	72,213
		745,509
Commercial Services-Finance — 0.4%
H&R Block, Inc.	39,992	830,234

Security Description	Shares	Market Value (Note 2)
Computer Services — 0.3%
Affiliated Computer Services, Inc., Class A†	2,027	$101,573
Computer Sciences Corp.†	6,161	251,307
Electronic Data Systems Corp.	8,047	133,983
Unisys Corp.†	13,093	58,002
		544,865
Computer Software — 0.0%
Metavante Technologies, Inc.†	3,252	65,008
MSCI, Inc.†	83	2,469
		67,477
Computers-Integrated Systems — 0.1%
NCR Corp.†	5,927	135,313
Teradata Corp.†	5,927	130,750
		266,063
Computers-Memory Devices — 0.8%
SanDisk Corp.†	3,488	78,724
Seagate Technology	65,189	1,365,058
Western Digital Corp.†	5,865	158,589
		1,602,371
Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A†	8,611	264,530
Consulting Services — 0.0%
Genpact, Ltd.†	210	2,573
Consumer Products-Misc. — 1.2%
Clorox Co.	20,952	1,186,721
Fortune Brands, Inc.	16,835	1,170,032
Jarden Corp.†	1,254	27,262
Scotts Miracle-Gro Co., Class A	1,335	43,281
		2,427,296
Containers-Metal/Glass — 0.7%
Ball Corp.	28,300	1,300,102
Owens-Illinois, Inc.†	367	20,710
		1,320,812
Containers-Paper/Plastic — 0.8%
Bemis Co., Inc.	3,938	100,143
Pactiv Corp.†	47,300	1,239,733
Sealed Air Corp.	5,243	132,386
Sonoco Products Co.	3,765	107,792
		1,580,054
Cosmetics & Toiletries — 0.1%
Alberto-Culver Co.	2,624	71,924
Avon Products, Inc.	1,289	50,967
		122,891
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	5,016	165,026
Data Processing/Management — 0.0%
Fair Isaac Corp.	1,706	36,713
Fidelity National Information Services, Inc.	1,138	43,403
		80,116
Direct Marketing — 0.0%
Harte-Hanks, Inc.	525	7,177

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Distribution/Wholesale — 1.0%
Genuine Parts Co.	31,415	$1,263,511
Ingram Micro, Inc., Class A†	5,462	86,464
Tech Data Corp.†	2,070	67,896
WW Grainger, Inc.	7,013	535,723
		1,953,594
Diversified Manufacturing Operations — 2.3%
Carlisle Cos., Inc.	1,701	56,881
Cooper Industries, Ltd., Class A	13,149	527,932
Crane Co.	1,918	77,391
Dover Corp.	4,894	204,471
Eaton Corp.	12,762	1,016,749
Ingersoll-Rand Co., Ltd., Class A	9,621	428,904
ITT, Inc.	5,987	310,187
Leggett & Platt, Inc.	6,311	96,243
Parker Hannifin Corp.	15,761	1,091,765
Pentair, Inc.	13,257	422,898
SPX Corp.	1,973	206,968
Teleflex, Inc.	1,476	70,420
Trinity Industries, Inc.	388	10,340
		4,521,149
Diversified Operations — 0.1%
Leucadia National Corp.	6,173	279,143
E-Commerce/Services — 0.4%
Expedia, Inc.†	7,145	156,404
IAC/InterActive Corp.†	6,136	127,383
Liberty Media Corp., Series A†	9,184	148,230
Monster Worldwide, Inc.†	10,286	249,024
		681,041
Electric Products-Misc. — 0.0%
Molex, Inc.	2,228	51,600
Electric-Integrated — 11.4%
Alliant Energy Corp.	4,283	149,948
Ameren Corp.	41,495	1,827,440
American Electric Power Co., Inc.	32,673	1,360,177
CMS Energy Corp.	115,274	1,560,810
Consolidated Edison, Inc.	10,185	404,345
Constellation Energy Group, Inc.	5,160	455,473
DPL, Inc.	49,245	1,262,642
DTE Energy Co.	6,164	239,718
Edison International	36,739	1,800,946
Energy East Corp.	5,950	143,514
Entergy Corp.	18,684	2,038,051
FirstEnergy Corp.	15,077	1,034,584
Great Plains Energy, Inc.	3,238	79,817
Hawaiian Electric Industries, Inc.	3,086	73,663
Integrys Energy Group, Inc.	2,849	132,877
MDU Resources Group, Inc.	6,846	168,069
NiSource, Inc.	100,919	1,739,844
Northeast Utilities	64,019	1,571,026
NSTAR	4,021	122,359
OGE Energy Corp.	3,454	107,661
Pepco Holdings, Inc.	7,270	179,714
PG&E Corp.	37,647	1,386,163
Pinnacle West Capital Corp.	3,774	132,392
PPL Corp.	43,654	2,004,592
Progress Energy, Inc.	9,709	404,865

Security Description	Shares	Market Value (Note 2)
Electric-Integrated (continued)
Puget Energy, Inc.	13,582	$351,366
SCANA Corp.	6,315	231,003
Sierra Pacific Resources	7,515	94,914
TECO Energy, Inc.	7,892	125,877
Wisconsin Energy Corp.	18,556	816,278
Xcel Energy, Inc.	15,396	307,150
		22,307,278
Electronic Components-Misc. — 0.1%
AVX Corp.	1,527	19,561
Jabil Circuit, Inc.	2,564	24,255
Sanmina-SCI Corp.†	15,522	25,146
Vishay Intertechnology, Inc.†	5,785	52,412
		121,374
Electronic Components-Semiconductors — 0.2%
Advanced Micro Devices, Inc.†	13,478	79,385
Cree, Inc.†	2,383	66,629
Fairchild Semiconductor International, Inc.†	2,739	32,649
International Rectifier Corp.†	2,113	45,430
Intersil Corp., Class A	2,161	55,473
LSI Logic Corp.†	10,155	50,267
Micron Technology, Inc.†	19,194	114,588
QLogic Corp.†	551	8,458
Rambus, Inc.†	842	19,627
		472,506
Electronic Connectors — 1.0%
Amphenol Corp., Class A	50,368	1,876,208
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	28,287	302,105
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	2,099	70,631
Avnet, Inc.†	2,324	76,065
		146,696
Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	3,129	342,125
Engineering/R&D Services — 0.5%
KBR, Inc.	33,848	938,605
Shaw Group, Inc.†	263	12,398
URS Corp.†	2,469	80,711
		1,031,714
Engines-Internal Combustion — 0.3%
Cummins, Inc.	12,700	594,614
Enterprise Software/Service — 0.6%
CA, Inc.	5,814	130,815
Novell, Inc.†	11,423	71,851
Sybase, Inc.†	35,900	944,170
		1,146,836
Entertainment Software — 0.4%
Activision, Inc.†	27,799	759,191
Filtration/Separation Products — 0.0%
Pall Corp.	410	14,379
Finance-Auto Loans — 0.0%
AmeriCredit Corp.†	4,138	41,670

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Finance-Commercial — 0.2%
CapitalSource, Inc.	2,297	$22,212
CIT Group, Inc.	25,368	300,611
		322,823
Finance-Consumer Loans — 0.2%
SLM Corp.†	21,123	324,238
Student Loan Corp.	153	15,132
		339,370
Finance-Investment Banker/Broker — 0.2%
E*TRADE Financial Corp.†	10,828	41,796
Jefferies Group, Inc.	4,723	76,182
Lazard, Ltd., Class A	5,527	211,131
MF Global, Ltd.†	1,683	16,679
Raymond James Financial, Inc.	3,542	81,395
		427,183
Finance-Mortgage Loan/Banker — 0.0%
IndyMac Bancorp, Inc.	3,084	15,297
Finance-Other Services — 0.0%
The Nasdaq Stock Market, Inc.†	1,047	40,477
Financial Guarantee Insurance — 0.1%
Ambac Financial Group, Inc.	3,838	22,069
MBIA, Inc.	8,881	108,526
MGIC Investment Corp.	3,128	32,938
PMI Group, Inc.	3,054	17,774
Radian Group, Inc.	3,074	20,196
		201,503
Food-Canned — 0.0%
Del Monte Foods Co.	7,602	72,447
Food-Confectionery — 0.1%
The Hershey Co.	1,865	70,255
The J.M. Smucker Co.	2,132	107,900
WM Wrigley Jr. Co.	1,083	68,056
		246,211
Food-Dairy Products — 0.5%
Dean Foods Co.†	47,271	949,674
Food-Meat Products — 0.7%
Hormel Foods Corp.	2,783	115,940
Smithfield Foods, Inc.†	42,210	1,087,329
Tyson Foods, Inc., Class A	9,947	158,655
		1,361,924
Food-Misc. — 1.4%
Campbell Soup Co.	14,315	485,994
ConAgra Foods, Inc.	48,820	1,169,239
Corn Products International, Inc.	2,803	104,104
General Mills, Inc.	6,756	404,550
H.J. Heinz Co.	5,492	257,959
McCormick & Co., Inc.	1,658	61,296
Sara Lee Corp.	13,193	184,438
		2,667,580
Food-Retail — 1.4%
Safeway, Inc.	62,519	1,834,933
The Kroger Co.	34,400	873,760
		2,708,693

Security Description	Shares	Market Value (Note 2)
Food-Wholesale/Distribution — 0.7%
SUPERVALU, Inc.	45,959	$1,377,851
Forestry — 0.1%
Plum Creek Timber Co., Inc.	6,136	249,735
Funeral Services & Related Items — 0.1%
Service Corp. International	9,857	99,950
Gas-Distribution — 1.0%
AGL Resources, Inc.	2,929	100,523
Atmos Energy Corp.	3,344	85,272
Energen Corp.	2,701	168,272
ONEOK, Inc.	3,911	174,548
Sempra Energy	16,670	888,178
Southern Union Co.	4,047	94,174
Southwest Gas Corp.	10,300	287,988
UGI Corp.	4,000	99,680
Vectren Corp.	2,880	77,270
		1,975,905
Home Decoration Products — 0.7%
Newell Rubbermaid, Inc.	61,683	1,410,690
Hospital Beds/Equipment — 0.1%
Hillenbrand Industries, Inc.	1,925	92,015
Kinetic Concepts, Inc.†	365	16,874
		108,889
Hotels/Motels — 0.1%
Orient-Express Hotels, Ltd., Class A	86	3,712
Wyndham Worldwide Corp.	6,356	131,442
		135,154
Human Resources — 0.0%
Hewitt Associates Inc., Class A†	1,254	49,872
Independent Power Producers — 0.3%
Dynegy, Inc., Class A†	10,669	84,179
Mirant Corp.†	2,538	92,358
NRG Energy, Inc.†	1,779	69,363
Reliant Energy, Inc.†	12,862	304,186
		550,086
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	4,314	396,888
Airgas, Inc.	190	8,639
		405,527
Instruments-Scientific — 0.4%
Applera Corp. - Applied Biosystems Group	5,205	171,036
PerkinElmer, Inc.	28,035	679,849
		850,885
Insurance Brokers — 0.6%
AON Corp.	11,055	444,411
Arthur J. Gallagher & Co.	2,850	67,317
Erie Indemnity Co., Class A	1,371	70,182
Willis Group Holdings, Ltd.	16,746	562,833
		1,144,743
Insurance-Life/Health — 2.6%
Conseco, Inc.†	90,201	920,050
Genworth Financial, Inc., Class A	40,973	927,629
Lincoln National Corp.	9,300	483,600

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Insurance-Life/Health (continued)
Nationwide Financial Services, Inc., Class A	1,993	$94,229
Principal Financial Group, Inc.	16,748	933,199
Protective Life Corp.	2,638	106,997
Reinsurance Group of America, Inc.	1,107	60,265
StanCorp Financial Group, Inc.	1,864	88,931
Torchmark Corp.	9,506	571,406
UnumProvident Corp.	38,631	850,268
		5,036,574
Insurance-Multi-line — 1.5%
ACE, Ltd.	14,500	798,370
American Financial Group, Inc.	3,097	79,159
American National Insurance Co.	590	62,953
Assurant, Inc.	15,270	929,332
Cincinnati Financial Corp.	6,464	245,891
CNA Financial Corp.	1,020	26,306
Hanover Insurance Group, Inc.	1,839	75,656
HCC Insurance Holdings, Inc.	2,397	54,388
Old Republic International Corp.	8,712	112,472
Unitrin, Inc.	1,718	60,714
XL Capital, Ltd., Class A	12,842	379,481
		2,824,722
Insurance-Property/Casualty — 1.0%
Alleghany Corp.†	189	64,543
Arch Capital Group, Ltd.†	1,699	116,670
Fidelity National Financial, Inc., Class A	8,345	152,964
First American Corp.	3,451	117,127
Markel Corp.†	375	164,989
Mercury General Corp.	1,001	44,354
OneBeacon Insurance Group, Ltd.	1,066	20,275
Philadelphia Consolidated Holding Corp.†	13,503	434,797
SAFECO Corp.	3,377	148,183
W.R. Berkley Corp.	16,894	467,795
Wesco Financial Corp.	54	21,816
White Mountains Insurance Group, Ltd.	343	164,640
		1,918,153
Insurance-Reinsurance — 2.0%
Allied World Assurance Holdings, Ltd.	1,835	72,849
Axis Capital Holdings, Ltd.	5,789	196,710
Endurance Specialty Holdings, Ltd.	2,023	74,042
Everest Re Group, Ltd.	11,995	1,073,912
PartnerRe, Ltd.	25,376	1,936,189
RenaissanceRe Holdings, Ltd.	8,797	456,652
Transatlantic Holdings, Inc.	650	43,128
		3,853,482
Internet Infrastructure Software — 0.1%
Openwave Systems, Inc.	55,900	136,955
Internet Security — 0.9%
McAfee, Inc.†	53,000	1,753,770

Security Description	Shares	Market Value (Note 2)
Investment Companies — 0.2%
Allied Capital Corp.	6,109	$112,589
American Capital Strategies, Ltd.	7,076	241,716
		354,305
Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	8,857	459,236
BlackRock, Inc.	1,034	211,122
GLG Partners, Inc.	315	3,739
Invesco, Ltd.	3,271	79,682
Janus Capital Group, Inc.	1,409	32,787
Legg Mason, Inc.	10,628	594,955
		1,381,521
Leisure Products — 0.0%
Brunswick Corp.	3,402	54,330
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,221	34,847
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	1,232	36,258
Lincoln Electric Holdings, Inc.	512	33,019
		69,277
Machinery-Farming — 0.0%
AGCO Corp.†	1,192	71,377
Machinery-General Industrial — 0.0%
Gardner Denver, Inc.†	1,991	73,866
Machinery-Pumps — 0.0%
Flowserve Corp.	217	22,650
Medical Information Systems — 0.3%
IMS Health, Inc.	27,773	583,511
Medical Instruments — 0.3%
Beckman Coulter, Inc.	438	28,273
Edwards Lifesciences Corp.†	13,892	618,889
		647,162
Medical Labs & Testing Services — 0.5%
Laboratory Corp. of America Holdings†	13,397	987,091
Quest Diagnostics, Inc.	429	19,421
		1,006,512
Medical Products — 0.4%
Covidien, Ltd.	17,400	769,950
The Cooper Cos., Inc.	1,006	34,637
		804,587
Medical-Biomedical/Gene — 0.1%
Charles River Laboratories International, Inc.†	1,670	98,430
Invitrogen Corp.†	1,098	93,846
Millennium Pharmaceuticals, Inc.†	5,416	83,731
		276,007
Medical-Drugs — 0.7%
King Pharmaceuticals, Inc.†	148,474	1,291,724
Medical-Generic Drugs — 0.8%
Mylan, Inc.	136,500	1,583,400
Watson Pharmaceuticals, Inc.†	1,617	47,410
		1,630,810

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Medical-HMO — 0.2%
Aetna, Inc.	3,400	$143,106
Coventry Health Care, Inc.†	3,972	160,270
Health Net, Inc.†	3,855	118,734
		422,110
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	3,294	110,579
Health Management Assoc., Inc.†	9,123	48,261
LifePoint Hospitals, Inc.†	2,174	59,720
Tenet Healthcare Corp.†	4,025	22,781
Universal Health Services, Inc., Class B	1,239	66,522
		307,863
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	3,408	139,660
Metal Processors & Fabrication — 0.7%
Commercial Metals Co.	4,489	134,535
Timken Co.	41,473	1,232,578
		1,367,113
Motion Pictures & Services — 0.0%
Dreamworks Animation SKG, Inc., Class A†	475	12,246
Multimedia — 0.3%
Liberty Media Corp. - Entertainment, Series A†	19,431	439,918
The E.W. Scripps Co., Class A	3,391	142,456
		582,374
Music — 0.0%
Warner Music Group Corp.	616	3,068
Networking Products — 0.1%
Juniper Networks, Inc.†	5,478	136,950
Non-Hazardous Waste Disposal — 1.0%
Allied Waste Industries, Inc.†	179,070	1,935,747
Republic Services, Inc.	629	18,392
		1,954,139
Office Automation & Equipment — 0.3%
Pitney Bowes, Inc.	1,505	52,705
Xerox Corp.	35,292	528,321
		581,026
Office Furnishings-Original — 0.0%
Steelcase, Inc., Class A	658	7,277
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	541	26,644
Oil & Gas Drilling — 0.7%
ENSCO International, Inc.	410	25,674
Helmerich & Payne, Inc.	3,890	182,324
Nabors Industries, Ltd.†	1,250	42,213
Patterson-UTI Energy, Inc.	5,900	154,462
Pride International, Inc.†	1,617	56,514
Rowan Cos., Inc.	1,191	49,046
Transocean, Inc.†	6,630	896,376
		1,406,609
Oil Companies-Exploration & Production — 4.4%
Chesapeake Energy Corp.	7,709	355,770
Cimarex Energy Co.	3,136	171,665

Security Description	Shares	Market Value (Note 2)
Oil Companies-Exploration & Production (continued)
Continental Resources, Inc.†	603	$19,230
EOG Resources, Inc.	10,000	1,200,000
Forest Oil Corp.†	2,970	145,411
Murphy Oil Corp.	7,083	581,797
Newfield Exploration Co.†	4,894	258,648
Noble Energy, Inc.	5,520	401,856
Petroleum Development Corp.†	1,570	108,754
Pioneer Natural Resources Co.	4,648	228,310
Plains Exploration & Production Co.†	4,202	223,294
Quicksilver Resources, Inc.†	22,198	810,893
Range Resources Corp.	61,179	3,881,807
Sandridge Energy, Inc.†	565	22,120
St. Mary Land & Exploration Co.	2,364	91,014
Unit Corp.†	381	21,584
W&T Offshore, Inc.	398	13,576
		8,535,729
Oil Companies-Integrated — 1.8%
Hess Corp.	38,806	3,421,913
Oil Refining & Marketing — 0.0%
Frontier Oil Corp.	1,932	52,666
Western Refining, Inc.	500	6,735
		59,401
Oil-Field Services — 1.7%
Halliburton Co.	28,761	1,131,170
Helix Energy Solutions Group, Inc.†	694	21,861
Oil States International, Inc.†	11,703	524,411
SEACOR Holdings, Inc.†	850	72,556
Smith International, Inc.	8,659	556,168
Tidewater, Inc.	679	37,420
W-H Energy Services, Inc.†	15,197	1,046,313
		3,389,899
Paper & Related Products — 1.0%
AbitibiBowater, Inc.	45,268	584,410
Domtar Corp.†	8,803	60,125
Louisiana-Pacific Corp.	3,928	36,059
MeadWestvaco Corp.	31,140	847,631
Rayonier, Inc.	2,737	118,895
Smurfit-Stone Container Corp.†	9,602	73,935
Temple-Inland, Inc.	11,144	141,752
		1,862,807
Pharmacy Services — 0.0%
Omnicare, Inc.	4,022	73,040
Photo Equipment & Supplies — 0.1%
Eastman Kodak Co.	10,832	191,401
Physical Therapy/Rehabilation Centers — 0.3%
Healthsouth Corp.†	31,400	558,606
Pipelines — 2.4%
El Paso Corp.	26,365	438,713
Equitable Resources, Inc.	14,800	871,720
National Fuel Gas Co.	3,143	148,381
Questar Corp.	4,271	241,568
Spectra Energy Corp.	23,789	541,200
Williams Cos., Inc.	74,969	2,472,478
		4,714,060
Power Converter/Supply Equipment — 0.4%
Hubbell, Inc., Class B	16,793	733,686

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Printing-Commercial — 0.9%
R.R. Donnelley & Sons Co.	55,991	$1,697,087
Publishing-Newspapers — 0.5%
Gannett Co., Inc.	24,435	709,837
McClatchy Co., Class A	1,731	18,522
The New York Times Co., Class A	4,029	76,067
The Washington Post Co., Class B	221	146,191
		950,617
Publishing-Periodicals — 0.2%
Idearc, Inc.	82,729	301,134
Racetrack — 0.0%
International Speedway Corp., Class A	1,309	53,931
Real Estate Investment Trusts — 5.0%
AMB Property Corp.	3,751	204,129
Annaly Mtg. Management, Inc.	39,867	610,762
Apartment Investment & Management Co., Class A	28,645	1,025,777
AvalonBay Communities, Inc.	2,999	289,463
Boston Properties, Inc.	3,858	355,206
Brandywine Realty Trust	3,277	55,578
BRE Properties, Inc., Class A	1,909	86,974
Camden Property Trust	8,892	446,378
CBL & Associates Properties, Inc.	2,471	58,143
Colonial Properties Trust	1,750	42,088
DCT Industrial Trust, Inc.	41,580	414,137
Developers Diversified Realty Corp.	4,704	197,004
Douglas Emmett, Inc.	3,897	85,968
Duke Realty Corp.	1,474	33,622
Equity Residential	10,206	423,447
Essex Property Trust, Inc.	497	56,648
Federal Realty Investment Trust	1,089	84,888
General Growth Properties, Inc.	3,650	139,321
HCP, Inc.	8,183	276,667
Health Care REIT, Inc.	2,814	126,996
Highwoods Properties, Inc.	17,202	534,466
Hospitality Properties Trust	3,534	120,227
Host Hotels & Resorts, Inc.	19,656	312,924
HRPT Properties Trust	8,488	57,124
iStar Financial, Inc.	5,142	72,142
Kimco Realty Corp.	8,084	316,650
Liberty Property Trust	4,478	139,311
Mack-Cali Realty Corp.	2,557	91,310
Pennsylvania Real Estate Investment Trust	20,416	497,946
ProLogis	1,208	71,103
Public Storage, Inc.	4,337	384,345
Realty Income Corp.	2,588	66,305
Regency Centers Corp.	2,616	169,412
SL Green Realty Corp.	2,237	182,248
Taubman Centers, Inc.	904	47,098
Thornburg Mtg., Inc.	6,139	6,507
Vornado Realty Trust	18,918	1,630,921
		9,713,235
Real Estate Operations & Development — 0.0%
Forestar Real Estate Group, Inc.†	1,328	33,080

Security Description	Shares	Market Value (Note 2)
Rental Auto/Equipment — 0.1%
Avis Budget Group, Inc.†	2,471	$26,242
Hertz Global Holdings, Inc.†	4,201	50,664
United Rentals, Inc.†	3,231	60,872
		137,778
Retail-Apparel/Shoe — 0.7%
AnnTaylor Stores Corp.†	470	11,365
Foot Locker, Inc.	55,846	657,307
Ross Stores, Inc.	10,851	325,096
The Gap, Inc.	20,788	409,108
		1,402,876
Retail-Automobile — 0.1%
AutoNation, Inc.†	5,195	77,769
Copart, Inc.†	175	6,783
Penske Auto Group, Inc.	2,108	41,022
		125,574
Retail-Bookstore — 0.0%
Barnes & Noble, Inc.	1,650	50,573
Retail-Consumer Electronics — 0.0%
Circuit City Stores, Inc.	3,714	14,782
RadioShack Corp.	1,521	24,716
		39,498
Retail-Discount — 0.0%
BJ's Wholesale Club, Inc.†	2,459	87,762
Retail-Drug Store — 0.0%
Rite Aid Corp.†	25,629	75,349
Retail-Major Department Stores — 0.3%
J.C. Penney Co., Inc.	15,575	587,333
Saks, Inc.†	755	9,415
		596,748
Retail-Office Supplies — 0.5%
OfficeMax, Inc.	52,435	1,003,606
Retail-Regional Department Stores — 0.3%
Dillard's, Inc., Class A	2,159	37,156
Macy's, Inc.	27,376	631,291
		668,447
Retail-Restaurants — 0.4%
Brinker International, Inc.	39,800	738,290
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.	1,073	25,645
Rubber-Tires — 0.4%
The Goodyear Tire & Rubber Co.†	33,100	853,980
Savings & Loans/Thrifts — 0.7%
Astoria Financial Corp.	3,269	88,786
Capitol Federal Financial	260	9,745
Guaranty Financial Group, Inc.†	1,351	14,348
Hudson City Bancorp, Inc.	36,855	651,596
New York Community Bancorp, Inc.	12,107	220,589
People's United Financial, Inc.	4,130	71,490
Sovereign Bancorp, Inc.	16,143	150,453
TFS Financial Corp.	3,260	39,218
Washington Federal, Inc.	3,288	75,098
		1,321,323

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Semiconductor Components-Integrated Circuits — 0.1%
Atmel Corp.†	16,909	$58,843
Integrated Device Technology, Inc.†	4,564	40,757
		99,600
Semiconductor Equipment — 0.2%
Novellus Systems, Inc.†	1,340	28,207
Teradyne, Inc.†	3,236	40,191
Tessera Technologies, Inc.†	13,152	273,562
		341,960
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	146	7,919
Steel-Producers — 1.4%
Carpenter Technology Corp.	822	46,007
Reliance Steel & Aluminum Co.	2,232	133,608
Steel Dynamics, Inc.	26,054	860,824
United States Steel Corp.	13,555	1,719,723
		2,760,162
Telecom Equipment-Fiber Optics — 1.1%
JDS Uniphase Corp.†	155,991	2,088,719
Telecom Services — 1.4%
Clearwire Corp. Class A†	889	13,166
Embarq Corp.	65,935	2,643,993
Virgin Media, Inc.	11,036	155,277
		2,812,436
Telecommunication Equipment — 0.9%
ADC Telecommunications, Inc.†	68,615	828,869
CommScope, Inc.†	187	6,513
Tellabs, Inc.†	163,663	891,964
		1,727,346
Telephone-Integrated — 2.5%
CenturyTel, Inc.	33,524	1,114,338
Cincinnati Bell, Inc.†	50,486	215,070
Citizens Communications Co.	10,623	111,435
Qwest Communications International, Inc.	446,972	2,024,783
TeleCorp PCS, Inc.(2)	310	0
Telephone and Data Systems, Inc.	2,132	83,724
Windstream Corp.	118,050	1,410,698
		4,960,048
Television — 0.2%
Central European Media Enterprises, Ltd. Class A†	120	10,228
DISH Network Corp. Class A†	12,540	360,274
Hearst-Argyle Television, Inc.	931	19,206
		389,708
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	2,073	148,448
Theater — 0.0%
Regal Entertainment Group, Class A	566	10,918
Tobacco — 0.4%
Loews Corp. - Carolina Group	5,529	401,129
Reynolds American, Inc.	4,276	252,412
UST, Inc.	2,521	137,445
		790,986

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Tools-Hand Held — 0.7%
Black & Decker Corp.	1,137	$75,156
Snap-on, Inc.	24,183	1,229,705
The Stanley Works	2,001	95,288
		1,400,149
Toys — 0.4%
Hasbro, Inc.	3,671	102,421
Mattel, Inc.	30,554	608,024
		710,445
Transport-Equipment & Leasng — 0.0%
GATX Corp.	1,100	42,977
Transport-Marine — 0.1%
Alexander & Baldwin, Inc.	1,615	69,574
Overseas Shipholding Group, Inc.	1,175	82,297
Teekay Corp.	1,519	64,512
		216,383
Transport-Rail — 0.4%
CSX Corp.	12,590	705,921
Kansas City Southern†	1,154	46,287
		752,208
Transport-Services — 0.3%
Ryder System, Inc.	10,130	617,018
Transport-Truck — 0.2%
Con-way, Inc.	378	18,703
Landstar System, Inc.	6,047	315,412
YRC Worldwide, Inc.†	2,165	28,405
		362,520
Water — 0.0%
Aqua America, Inc.	4,653	87,383
Wireless Equipment — 0.0%
Crown Castle International Corp.†	1,589	54,805
Total Common Stock (cost $204,133,981)		188,216,751
EXCHANGE TRADED FUNDS — 0.7%
Index Fund — 0.7%
iShares Russell Midcap Value Index Fund (cost $1,404,122)	11,000	1,414,600
Total Long-Term Investment Securities (cost $205,538,103)		189,631,351
SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Agencies — 0.3%
Federal Home Loan Bank Disc. Notes 1.50% due 04/01/08	$600,000	600,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills 3.62% due 06/12/08(1)	55,000	54,858
Total Short-Term Investment Securities (cost $654,859)		654,858

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount	Market Value (Note 2)
REPURCHASE AGREEMENTS — 2.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.40% dated 03/31/08, to be repurchased 04/01/08 in the amount of $31,000 and collateralized by $35,000 of United States Treasury Bonds, bearing interest at 4.38%, due 02/15/38 and having an approximate value of $35,963	$31,000	$31,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.50% dated 03/31/08, to be repurchased 04/01/08 in the amount of $1,693,024 and collateralized by $1,620,000 of United States Treasury Bonds, bearing interest at 4.00%, due 03/15/10 and having an approximate value of $1,731,375	1,693,000	1,693,000

Security Description	Principal Amount	Market Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Agreement with State Street Bank & Trust Co., bearing interest at 0.80% dated 03/31/08, to be repurchased 04/01/08 in the amount of $2,717,060 and collateralized by $2,395,000 of United States Treasury Bonds, bearing interest at 5.38%, due 02/15/31 and having an approximate value of $2,773,621	$2,717,000	$2,717,000
Total Repurchase Agreements (cost $4,441,000)		4,441,000
TOTAL INVESTMENTS (cost $210,633,962)(3)	99.7%	194,727,209
Other assets less liabilities	0.3	637,977
NET ASSETS	100.0%	$195,365,186

†  Non-income producing security

(1)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(2)  Illiquid

(3)  See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2008	Unrealized Appreciation (Depreciation)
2	Long	S&P Midcap 400 Index	June 2008	$744,909	$781,500	$36,591

See Notes to Financial Statements

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited)

Industry Allocation*
Repurchase Agreements	6.5%
Banks-Commercial	4.7
Real Estate Investment Trusts	4.3
Commercial Services	3.2
Oil Companies-Exploration & Production	3.2
Oil-Field Services	2.3
Machinery-General Industrial	2.0
Index Fund	1.9
Physical Therapy/Rehabilation Centers	1.7
Insurance-Property/Casualty	1.7
Medical-Hospitals	1.7
Retail-Apparel/Shoe	1.6
Gas-Distribution	1.6
Metal Processors & Fabrication	1.6
Enterprise Software/Service	1.6
Semiconductor Equipment	1.6
Electronic Components-Semiconductors	1.5
Aerospace/Defense-Equipment	1.5
Human Resources	1.4
Commercial Services-Finance	1.3
Networking Products	1.1
Racetracks	1.1
Data Processing/Management	1.0
Distribution/Wholesale	1.0
Computer Services	1.0
Medical-Biomedical/Gene	1.0
Power Converter/Supply Equipment	1.0
Retail-Restaurants	0.9
Consulting Services	0.9
Electronic Components-Misc.	0.9
Consumer Products-Misc.	0.8
Water	0.8
Transport-Marine	0.8
Auto/Truck Parts & Equipment-Original	0.8
Building & Construction Products-Misc.	0.8
Computer Aided Design	0.7
Semiconductor Components-Integrated Circuits	0.7
Casino Services	0.7
Electric-Integrated	0.7
Food-Wholesale/Distribution	0.6
Applications Software	0.6
Private Corrections	0.6
Food-Canned	0.6
Oil Field Machinery & Equipment	0.6
Dental Supplies & Equipment	0.6
Miscellaneous Manufacturing	0.6
Telecommunication Equipment	0.6
Computers-Integrated Systems	0.6
Home Furnishings	0.5
Machinery-Electrical	0.5
Seismic Data Collection	0.5
Medical-HMO	0.5
Internet Security	0.5
Water Treatment Systems	0.5
Retail-Convenience Store	0.5
Medical-Drugs	0.5
Therapeutics	0.4
Diversified Manufacturing Operations	0.4
Engineering/R&D Services	0.4
Retail-Petroleum Products	0.4

U.S. Government Agencies	0.4%
Footwear & Related Apparel	0.4
Veterinary Diagnostics	0.4
Aerospace/Defense	0.4
Chemicals-Specialty	0.4
Savings & Loans/Thrifts	0.4
Electronic Measurement Instruments	0.4
Theaters	0.4
Machine Tools & Related Products	0.4
Finance-Commercial	0.4
Insurance-Life/Health	0.4
Insurance-Multi-line	0.4
Tools-Hand Held	0.4
Medical Products	0.4
Insurance-Reinsurance	0.4
Transport-Services	0.3
Building-Heavy Construction	0.3
Agricultural Chemicals	0.3
Airlines	0.3
Medical Instruments	0.3
Rubber-Tires	0.3
Drug Delivery Systems	0.3
Food-Retail	0.3
Telecom Services	0.3
Finance-Investment Banker/Broker	0.3
Finance-Leasing Companies	0.3
Communications Software	0.3
Motion Pictures & Services	0.2
Retail-Leisure Products	0.2
Food-Meat Products	0.2
Dialysis Centers	0.2
Schools	0.2
Oil & Gas Drilling	0.2
Retail-Regional Department Stores	0.2
Coal	0.2
Real Estate Operations & Development	0.2
X-Ray Equipment	0.2
Physicians Practice Management	0.2
Internet Connectivity Services	0.2
Computers-Periphery Equipment	0.2
Investment Companies	0.2
Retail-Automobile	0.2
Transport-Truck	0.2
Food-Misc.	0.2
Paper & Related Products	0.2
Medical Labs & Testing Services	0.2
E-Commerce/Services	0.2
Internet Application Software	0.2
Investment Management/Advisor Services	0.2
Industrial Automated/Robotic	0.2
Medical-Generic Drugs	0.1
Medical-Outpatient/Home Medical	0.1
Machinery-Construction & Mining	0.1
Diagnostic Kits	0.1
Steel-Producers	0.1
Lasers-System/Components	0.1
Instruments-Scientific	0.1
Identification Systems	0.1
Chemicals-Diversified	0.1
Golf	0.1

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited) (continued)

Rental Auto/Equipment	0.1%
Printing-Commercial	0.1
Financial Guarantee Insurance	0.1
Wireless Equipment	0.1
Apparel Manufacturers	0.1
Research & Development	0.1
Entertainment Software	0.1
Web Portals/ISP	0.1
Containers-Metal/Glass	0.1
Building & Construction-Misc.	0.1
E-Marketing/Info	0.1
Multimedia	0.1
Energy-Alternate Sources	0.1
Quarrying	0.1
Metal-Aluminum	0.1
Telephone-Integrated	0.1
Steel Pipe & Tube	0.1
Web Hosting/Design	0.1
Wire & Cable Products	0.1
Tobacco	0.1
Medical Information Systems	0.1
Internet Content-Information/News	0.1
Building-Maintance & Services	0.1
Computers-Memory Devices	0.1
Office Furnishings-Original	0.1
Non-Hazardous Waste Disposal	0.1
Advanced Materials	0.1
Instruments-Controls	0.1
Electric-Transmission	0.1
Electric Products-Misc.	0.1
E-Commerce/Products	0.1
Transactional Software	0.1
Toys	0.1
Non-Ferrous Metals	0.1
E-Services/Consulting	0.1
Batteries/Battery Systems	0.1
Diversified Operations/Commercial Services	0.1
Telecom Equipment-Fiber Optics	0.1
Environmental Monitoring & Detection	0.1
Internet Infrastructure Software	0.1
Computer Software	0.1
Building-Residential/Commercial	0.1
Medical-Nursing Homes	0.1
Hotels/Motels	0.1
Filtration/Separation Products	0.1
Oil Refining & Marketing	0.1
Building-MobileHome/Manufactured Housing	0.1
Auction Houses/Art Dealers	0.1
Beverages-Wine/Spirits	0.1
Metal-Diversified	0.1
Cosmetics & Toiletries	0.1
Precious Metals	0.1
Resorts/Theme Parks	0.1
Electronic Design Automation	0.1
Food-Baking	0.1
Finance-Other Services	0.1
Finance-Consumer Loans	0.1
Intimate Apparel	0.1
Broadcast Services/Program	0.1
Alternative Waste Technology	0.1

Retail-Pawn Shops	0.1%
Building Products-Cement	0.1
U.S. Government Treasuries	0.1
Medical Sterilization Products	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Leisure Products	0.1
Audio/Video Products	0.1
Machinery-Material Handling	0.1
Radio	0.1
Diagnostic Equipment	0.1
Agricultural Operations	0.1
Cellular Telecom	0.1
Insurance Brokers	0.1
Chemicals-Plastics	0.1
Decision Support Software	0.1
Retail-Sporting Goods	0.1
Satellite Telecom	0.1
97.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 88.6%
Advanced Materials — 0.1%
Ceradyne, Inc.†	1,547	$49,442
Hexcel Corp.†	5,364	102,506
		151,948
Advertising Services — 0.0%
Greenfield Online, Inc.†	1,236	14,659
inVentiv Health, Inc.†	1,771	51,023
Marchex, Inc., Class B	1,593	15,898
		81,580
Aerospace/Defense — 0.4%
Aerovironment, Inc.†	423	8,651
Esterline Technologies Corp.†	1,663	83,765
MTC Technologies, Inc.†	532	12,651
Spirit Aerosystems Holdings, Inc., Class A†	25,500	565,590
Teledyne Technologies, Inc.†	1,988	93,436
TransDigm Group, Inc.†	561	20,785
		784,878
Aerospace/Defense-Equipment — 1.5%
AAR Corp.†	2,122	57,867
Argon ST, Inc.†	742	12,621
Curtiss-Wright Corp.	2,519	104,488
DRS Technologies, Inc.	10,700	623,596
GenCorp, Inc.†	3,195	32,877
HEICO Corp.	1,454	70,883
HEICO Corp., Class A	21,170	830,499
Innovative Solutions and Support, Inc.†	701	7,410
Kaman Corp., Class A	1,385	39,182
Limco-Piedmont, Inc.†	30,164	204,814
Moog, Inc., Class A†	2,154	90,920
Orbital Sciences Corp.†	26,805	646,000
Triumph Group, Inc.	937	53,343
		2,774,500
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	3,149	326,299
Terra Industries, Inc.†	5,280	187,599
UAP Holding Corp.	2,927	112,221
		626,119
Agricultural Operations — 0.1%
Alico, Inc.	205	9,051
Andersons, Inc.	884	39,435
Cadiz, Inc.†	679	10,443
Maui Land & Pineapple Co., Inc.†	253	8,068
Tejon Ranch Co.†	629	23,474
		90,471
Airlines — 0.3%
AirTran Holdings, Inc.†	57,896	382,114
Alaska Air Group, Inc.†	2,165	42,477
Allegiant Travel Co.†	299	7,900
ExpressJet Holdings, Inc.†	3,040	7,995
JetBlue Airways Corp.†	10,160	58,928
Pinnacle Airlines Corp.†	1,050	9,166
Republic Airways Holdings, Inc.†	1,819	39,399
Skywest, Inc.	3,463	73,139
		621,118

Security Description	Shares	Market Value (Note 2)
Alternative Waste Technology — 0.1%
Calgon Carbon Corp.†	2,286	$34,404
Darling International, Inc.†	4,596	59,518
Rentech, Inc.†	9,278	8,258
		102,180
Apparel Manufacturers — 0.1%
Carter's, Inc.†	3,325	53,699
G-III Apparel Group, Ltd.†	746	10,011
Maidenform Brands, Inc.†	1,311	21,330
Oxford Industries, Inc.	789	17,776
Quiksilver, Inc.†	7,076	69,416
True Religion Apparel, Inc.†	794	14,729
Volcom, Inc.†	834	16,855
		203,816
Appliances — 0.0%
hhgregg, Inc.†	509	5,726
Applications Software — 0.6%
Actuate Corp.†	3,446	14,129
American Reprographics Co.†	1,694	25,139
Deltek, Inc.†	513	6,659
EPIQ Systems, Inc.†	52,095	808,514
NetSuite, Inc.†	406	8,745
Nuance Communications, Inc.†	8,523	148,385
OpenTV Corp. Class A†	5,249	6,194
PDF Solutions, Inc.†	1,300	7,163
Progress Software Corp.†	2,332	69,773
Quest Software, Inc.†	3,880	50,712
SourceForge, Inc.†	3,805	7,572
Unica Corp.†	562	3,822
		1,156,807
Athletic Equipment — 0.0%
Nautilus, Inc.	1,735	5,708
Athletic Footwear — 0.0%
K-Swiss, Inc., Class A	1,473	23,303
Auction Houses/Art Dealers — 0.1%
Premier Exhibitions, Inc.†	1,664	10,050
Sotheby's	3,759	108,673
		118,723
Audio/Video Products — 0.1%
DTS, Inc.†	1,035	24,840
Tivo, Inc.†	5,548	48,601
Universal Electronics, Inc.†	820	19,852
		93,293
Auto Repair Centers — 0.0%
Midas, Inc.†	789	13,563
Monro Muffler Brake, Inc.	921	15,565
		29,128
Auto-Heavy Duty Trucks — 0.0%
Force Protection, Inc.†	3,874	7,787
Auto-Truck Trailers — 0.0%
Wabash National Corp.	1,741	15,652
Auto/Truck Parts & Equipment-Original — 0.8%
Accuride Corp.†	1,342	10,978
American Axle & Manufacturing Holdings, Inc.	2,545	52,172

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Auto/Truck Parts & Equipment-Original (continued)
Amerigon, Inc.†	1,230	$18,204
ArvinMeritor, Inc.	4,063	50,828
Hayes Lemmerz International, Inc.†	5,697	15,895
Lear Corp.†	4,363	113,045
Miller Industries, Inc.†	566	5,451
Modine Manufacturing Co.	1,845	26,734
Noble International, Ltd.	670	4,187
Spartan Motors, Inc.	1,834	15,516
Superior Industries International, Inc.	30,879	640,739
Tenneco, Inc.†	2,633	73,566
Titan International, Inc.	1,370	41,936
Visteon Corp.†	7,382	27,756
WABCO Holdings, Inc.	7,700	351,274
		1,448,281
Auto/Truck Parts & Equipment-Replacement — 0.1%
Aftermarket Technology Corp.†	1,243	24,164
Commercial Vehicle Group, Inc.†	1,219	12,080
Exide Technologies†	4,244	55,597
Standard Motor Products, Inc.	850	5,202
		97,043
Banks-Commercial — 4.7%
1st Source Corp.	786	16,545
AMCORE Financial, Inc.	1,248	25,397
AmericanWest Bancorp	979	8,537
Ameris Bancorp	773	12,414
Bancfirst Corp.	453	20,738
Banco Latinoamericano de Exportaciones SA	1,546	23,808
Bancorp, Inc.†	634	7,659
Bank Mutual Corp.	2,836	30,459
Bank of the Ozarks, Inc.	695	16,611
BankFinancial Corp.	1,320	21,001
Banner Corp.	882	20,321
Capital City Bank Group, Inc.	679	19,691
Capital Corp. of the West	542	4,347
Capitol Bancorp, Ltd.	812	17,166
Cascade Bancorp	1,280	12,237
Cascade Financial Corp.	53,370	651,114
Cass Information Systems, Inc.	397	12,529
Cathay General Bancorp	2,910	60,324
Centennial Bank Holdings, Inc.†	2,908	18,262
Center Financial Corp.	576	5,219
Central Pacific Financial Corp.	18,137	341,882
Chemical Financial Corp.	1,412	33,662
Citizens Republic Bancorp	4,309	53,561
City Bank	21,618	481,433
City Holding Co.	920	36,708
City National Corp.	6,950	343,747
CoBiz Financial, Inc.	1,054	13,723
Columbia Banking System, Inc.	1,018	22,783
Community Bancorp Nevada†	596	8,082
Community Bank Systems, Inc.	1,712	42,047
Community Trust Bancorp, Inc.	867	25,403
Corus Bankshares, Inc.	2,216	21,562
Cullen/Frost Bankers, Inc.	14,180	752,107
CVB Financial Corp.	3,775	39,298

Security Description	Shares	Market Value (Note 2)
Banks-Commercial (continued)
Enterprise Financial Services Corp.	588	$14,700
F.N.B. Corp.	3,431	53,558
First Bancorp	687	13,692
First BanCorp Puerto Rico	5,265	53,492
First Busey Corp.	1,476	31,173
First Charter Corp.	1,999	53,393
First Commonwealth Financial Corp.	4,210	48,794
First Community Bancorp	1,384	37,160
First Community Bancshares, Inc.	572	20,832
First Financial Bancorp	1,892	25,447
First Financial Bankshares, Inc.	1,180	48,356
First Financial Corp.	752	23,147
First Merchants Corp.	1,043	29,767
First Midwest Bancorp, Inc.	2,825	78,450
First Regional Bancorp†	469	7,692
First Security Group, Inc.	71,632	650,419
First South Bancorp, Inc.	489	11,003
First State Bancorp	1,166	15,613
FirstMerit Corp.	4,576	94,540
Fremont General Corp.†	3,862	1,854
Frontier Financial Corp.	2,351	41,566
Glacier Bancorp, Inc.	2,997	57,452
Great Southern Bancorp, Inc.	593	9,257
Greene County Bancshares, Inc.	651	11,516
Hancock Holding Co.	1,522	63,954
Hanmi Financial Corp.	2,174	16,066
Harleysville National Corp.	1,750	25,235
Heartland Financial USA, Inc.	724	15,320
Heritage Commerce Corp.	764	14,004
Home Bancshares, Inc.	698	14,567
Horizon Financial Corp.	700	9,667
IBERIABANK Corp.	10,710	473,917
Imperial Capital Bancorp, Inc.	314	6,789
Independent Bank Corp. (MA)	809	23,906
Independent Bank Corp. (MI)	1,291	13,401
Integra Bank Corp.	1,185	19,197
International Bancshares Corp.	2,914	65,798
Irwin Financial Corp.	1,050	5,576
Lakeland Bancorp, Inc.	1,144	14,792
Lakeland Financial Corp.	695	15,742
Macatawa Bank Corp.	868	9,036
MainSource Financial Group, Inc.	1,068	16,554
MB Financial, Inc.	1,969	60,606
Midwest Banc Holdings, Inc.	1,260	16,103
Nara BanCorp., Inc.	1,276	16,575
National Penn Bancshares, Inc.	4,409	80,200
NBT Bancorp, Inc.	1,833	40,693
Old National Bancorp	3,778	68,004
Old Second Bancorp, Inc.	783	20,796
Omega Financial Corp.†	720	22,464
Oriental Financial Group, Inc.	1,180	23,258
PAB Bankshares, Inc.	8,430	115,912
Pacific Capital Bancorp	2,676	57,534
Park National Corp.	689	48,816
Peoples Bancorp, Inc.	600	14,466
Pinnacle Financial Partners, Inc.†	1,267	32,435
Preferred Bank Los Angeles California	526	8,779
PrivateBancorp, Inc.	1,074	33,799

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Banks-Commercial (continued)
Prosperity Bancshares, Inc.	2,020	$57,893
Provident Bankshares Corp.	1,835	19,708
Renasant Corp.	1,206	27,135
Republic Bancorp, Inc., Class A	539	10,176
Royal Bancshares of Pennsylvania, Inc., Class A	298	4,312
S&T Bancorp, Inc.	1,410	45,360
S.Y. Bancorp, Inc.	664	15,431
Sandy Spring Bancorp, Inc.	896	24,658
Santander Bancorp	213	2,153
SCBT Financial Corp.	579	19,570
Seacoast Banking Corp. of Florida	813	8,902
Security Bank Corp.	1,167	9,278
Sierra Bancorp	438	9,465
Signature Bank†	1,687	43,018
Simmons First National Corp., Class A	805	23,933
Southside Bancshares, Inc.	655	15,766
Southwest Bancorp, Inc.	815	14,271
Sterling Bancorp	1,066	16,555
Sterling Bancshares, Inc.	4,230	42,046
Sterling Financial Corp.†	1,503	26,227
Suffolk Bancorp	573	18,153
Sun Bancorp, Inc.†	896	11,800
Superior Bancorp.	2,300	11,431
Susquehanna Bancshares, Inc.	4,841	98,611
SVB Financial Group†	1,834	80,036
Taylor Capital Group, Inc.	310	5,090
Texas Capital Bancshares, Inc.†	1,332	22,484
The South Financial Group, Inc.	4,218	62,679
Tompkins Trustco, Inc.	5,874	289,001
TriCo Bancshares	799	13,831
TrustCo Bank Corp. NY	4,272	37,978
Trustmark Corp.	2,783	62,005
UCBH Holdings, Inc.	54,892	425,962
UMB Financial Corp.	1,760	72,512
Umpqua Holding Corp.	49,766	771,871
Union Bankshares Corp.	762	14,760
United Bankshares, Inc.	2,180	58,097
United Community Banks, Inc.	2,366	40,175
United Security Bancshares	465	7,812
Univest Corp. of Pennsylvania	741	19,407
Virginia Commerce Bancorp, Inc.†	978	11,227
W Holding Co., Inc.	6,296	7,492
Washington Trust Bancorp, Inc.	651	16,158
WesBanco, Inc.	1,436	35,484
West Coast Bancorp.	895	13,058
Westamerica Bancorp.	1,709	89,893
Western Alliance Bancorp.†	944	12,140
Wilshire Bancorp, Inc.	992	7,579
Wintrust Financial Corp.	1,374	48,021
		8,937,815
Banks-Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	2,107	22,313
Batteries/Battery Systems — 0.1%
Energy Conversion Devices, Inc.	2,253	67,365
EnerSys†	1,216	29,087
Greatbatch, Inc.†	1,271	23,399

Security Description	Shares	Market Value (Note 2)
Batteries/Battery Systems (continued)
Medis Technologies, Ltd.†	1,392	$12,625
		132,476
Beverages-Non-alcoholic — 0.0%
Coca-Cola Bottling Co.	339	20,889
Jones Soda Co.†	1,474	5,144
National Beverage Corp.	582	4,464
		30,497
Brewery — 0.0%
Boston Beer Co., Inc., Class A†	514	24,436
Broadcast Services/Program — 0.1%
Acacia Research - Acacia Technologies†	1,704	9,798
CKX, Inc.†	2,154	20,506
Crown Media Holdings, Inc., Class A†	926	4,787
DG Fastchannel, Inc.†	849	16,284
Fisher Communications, Inc.†	356	11,093
Gray Television, Inc.	2,385	13,570
Nexstar Broadcasting Group, Inc. Class A†	573	3,381
World Wrestling Entertainment, Inc.	1,285	23,914
		103,333
Building & Construction Products-Misc. — 0.8%
Builders FirstSource, Inc.†	868	6,302
China Architectural Engineering, Inc.†	292	1,591
Drew Industries, Inc.†	1,032	25,243
Gibraltar Industries, Inc.	50,414	591,356
Interline Brands, Inc.†	1,574	29,198
NCI Building Systems, Inc.†	1,147	27,757
Patrick Industries, Inc.†	24,000	164,400
Simpson Manufacturing Co., Inc.	21,938	596,275
Trex Co., Inc.†	685	5,398
		1,447,520
Building & Construction-Misc. — 0.1%
Dycom Industries, Inc.†	11,752	141,141
Insituform Technologies, Inc., Class A†	1,554	21,492
Layne Christensen Co.†	951	33,304
		195,937
Building Products-Air & Heating — 0.0%
Aaon, Inc.	789	15,804
Comfort Systems USA, Inc.	2,330	30,313
		46,117
Building Products-Cement — 0.1%
Texas Industries, Inc.	1,553	93,351
US Concrete, Inc.†	1,883	7,155
		100,506
Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	1,637	25,210
PGT, Inc.†	555	1,521
		26,731
Building Products-Light Fixtures — 0.0%
LSI Industries, Inc.	1,044	13,791
Building Products-Wood — 0.0%
Universal Forest Products, Inc.	950	30,590
Building-Heavy Construction — 0.3%
Granite Construction, Inc.	1,928	63,065

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Building-Heavy Construction (continued)
Perini Corp.†	15,548	$563,304
		626,369
Building-Maintance & Services — 0.1%
ABM Industries, Inc.	2,464	55,292
Healthcare Services Group	2,364	48,793
Integrated Electrical Services, Inc.†	762	11,971
Rollins, Inc.	2,414	42,704
		158,760
Building-MobileHome/Manufactured Housing — 0.1%
Champion Enterprises, Inc.†	4,368	43,811
Fleetwood Enterprises, Inc.†	3,650	16,790
MonaCo. Coach Corp.	1,707	16,182
Palm Harbor Homes, Inc.†	561	2,951
Skyline Corp.	393	10,933
Winnebago Industries, Inc.	1,683	28,443
		119,110
Building-Residential/Commercial — 0.1%
Amrep Corp.	99	5,178
Beazer Homes USA, Inc.	2,229	21,064
Brookfield Homes Corp.	647	10,870
Hovnanian Enterprises, Inc., Class A†	2,136	22,641
M/I Homes, Inc.	676	11,478
Meritage Homes Corp.†	1,495	28,883
Standard-Pacific Corp.	3,694	17,953
WCI Communities, Inc.†	1,728	5,789
		123,856
Cable TV — 0.0%
Charter Communications, Inc., Class A†	23,274	19,829
LodgeNet Entertainment Corp.†	1,296	7,893
Mediacom Communications Corp., Class A†	2,748	11,899
		39,621
Capacitors — 0.0%
KEMET Corp.†	4,777	19,299
Casino Hotels — 0.0%
Ameristar Casinos, Inc.	1,438	26,244
Monarch Casino & Resort, Inc.†	684	12,114
MTR Gaming Group, Inc.†	1,154	8,078
Riviera Holdings Corp.†	579	11,933
Trump Entertainment Resorts, Inc.†	1,737	6,253
		64,622
Casino Services — 0.7%
Bally Technologies, Inc.†	3,029	104,016
Scientific Games Corp., Class A†	54,100	1,142,051
Shuffle Master, Inc.†	2,009	10,748
		1,256,815
Cellular Telecom — 0.1%
Centennial Communications Corp.†	1,359	8,032
iPCS, Inc.(1)(6)	967	22,579
Rural Cellular Corp. Class A†	694	30,696
Syniverse Holdings, Inc.†	1,553	25,873
Virgin Mobile USA, Inc.†	1,565	3,177
		90,357

Security Description	Shares	Market Value (Note 2)
Chemicals-Diversified — 0.1%
Georgia Gulf Corp.	1,964	$13,610
Innophos Holdings, Inc.	1,185	19,067
Innospec, Inc.	1,367	28,980
Olin Corp.	4,193	82,854
Rockwood Holdings, Inc.†	1,993	65,311
ShengdaTech, Inc.†	1,629	13,846
		223,668
Chemicals-Fibers — 0.0%
Zoltek Cos., Inc.†	1,419	37,632
Chemicals-Other — 0.0%
American Vanguard Corp.	1,036	17,239
Chemicals-Plastics — 0.1%
A. Schulman, Inc.	1,534	31,493
Landec Corp.†	1,236	10,420
PolyOne Corp.†	5,292	33,710
Spartech Corp.	1,707	14,424
		90,047
Chemicals-Specialty — 0.4%
Arch Chemicals, Inc.	1,382	51,493
Balchem Corp.	1,016	23,287
Ferro Corp.	2,468	36,674
H.B. Fuller Co.	3,271	66,761
Hercules, Inc.	6,630	121,263
Minerals Technologies, Inc.	1,085	68,138
NewMarket Corp.	813	61,341
NL Industries, Inc.	414	4,521
OM Group, Inc.†	1,695	92,445
Sensient Technologies Corp.	2,673	78,827
Stepan Co.	351	13,419
Symyx Technologies, Inc.†	1,897	14,227
Tronox, Inc., Class B	2,362	9,212
Valhi, Inc.	382	8,935
WR Grace & Co.†	3,986	90,961
Zep, Inc.	1,237	20,064
		761,568
Circuit Boards — 0.0%
Multi-Fineline Electronix, Inc.†	479	8,991
Park Electrochemical Corp.	1,148	29,676
TTM Technologies, Inc.†	2,400	27,168
		65,835
Coal — 0.2%
Alpha Natural Resources, Inc.†	3,728	161,944
International Coal Group, Inc.†	7,234	45,936
Walter Industries, Inc.	2,961	185,448
		393,328
Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	117	2,826
Coffee — 0.0%
Farmer Brothers Co.	381	8,816
Green Mountain Coffee Roasters, Inc.†	979	30,985
Peet's Coffee & Tea, Inc.†	778	18,291
		58,092
Collectibles — 0.0%
RC2 Corp.†	1,023	21,452

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Commerce — 0.0%
Ariba, Inc.†	4,831	$46,667
Global Sources, Ltd.†	983	14,598
i2 Technologies, Inc.†	884	9,954
		71,219
Commercial Services — 3.2%
Alliance Data Systems Corp.†	42,400	2,014,424
Arbitron, Inc.	1,606	69,315
CoStar Group, Inc.†	1,092	46,956
CPI Corp.	291	5,026
DynCorp International, Inc., Class A†	1,420	23,686
ExlService Holdings, Inc.†	1,286	29,526
First Advantage Corp., Class A†	424	8,984
HMS Holdings Corp.†	1,261	36,001
ICT Group, Inc.†	466	4,702
Iron Mountain, Inc.†	76,800	2,030,592
Live Nation, Inc.†	4,174	50,631
PeopleSupport, Inc.†	1,239	11,300
PHH Corp.†	3,044	53,057
Pre-Paid Legal Services, Inc.†	477	20,229
Source Interlink Cos., Inc.†	1,971	3,745
Standard Parking Corp.†	556	11,654
Steiner Leisure, Ltd.†	18,096	597,168
Team, Inc.†	901	24,597
TeleTech Holdings, Inc.†	2,378	53,410
The Providence Service Corp.†	34,592	1,037,760
		6,132,763
Commercial Services-Finance — 1.3%
Advance America Cash Advance Centers, Inc.	3,484	26,304
Bankrate, Inc.	640	31,930
CBIZ, Inc.†	2,699	21,916
Clayton Holdings, Inc.†	680	3,155
Coinstar, Inc.†	1,583	44,546
Deluxe Corp.	2,952	56,708
Dollar Financial Corp.†	913	20,999
Equifax, Inc.	41,500	1,430,920
Euronet Worldwide, Inc.†	2,608	50,230
Global Cash Access Holdings, Inc.†	2,519	14,761
Heartland Payment Systems, Inc.	928	21,353
Interactive Data Corp.	2,051	58,392
Jackson Hewitt Tax Service, Inc.	1,616	18,536
MedQuist, Inc.†	37,170	351,257
Morningstar, Inc.†	743	45,583
Net 1 UEPS Technologies, Inc.†	2,379	53,646
QC Holdings, Inc.	424	3,837
Riskmetrics Group, Inc.†	1,209	23,394
TNS, Inc.†	1,377	28,421
Wright Express Corp.†	2,271	69,788
		2,375,676
Communications Software — 0.3%
Avid Technology, Inc.†	2,160	52,574
Digi International, Inc.†	34,658	399,953
DivX, Inc.†	1,323	9,261
Seachange International, Inc.†	1,700	11,951
Smith Micro Software, Inc.†	1,688	10,331
		484,070

Security Description	Shares	Market Value (Note 2)
Computer Aided Design — 0.7%
Ansys, Inc.†	4,409	$152,199
Aspen Technology, Inc.†	81,100	1,034,025
MSC.Software Corp.†	2,497	32,436
Parametric Technology Corp.†	6,533	104,397
		1,323,057
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	628	9,489
Trident Microsystems, Inc.†	3,444	17,737
		27,226
Computer Services — 1.0%
3PAR, Inc.†	429	2,900
CACI International, Inc., Class A†	1,758	80,077
CIBER, Inc.†	3,091	15,146
COMSYS IT Partners, Inc.†	999	8,452
DST Systems, Inc.†	6,200	407,588
iGate Corp.†	1,222	8,701
IHS, Inc.†	1,908	122,703
Limelight Networks, Inc.†	1,006	3,259
LivePerson, Inc.†	2,310	7,161
Manhattan Associates, Inc.†	1,454	33,340
Ness Technologies, Inc.†	1,945	18,458
Perot Systems Corp., Class A†	67,425	1,014,072
SI International, Inc.†	747	14,335
SRA International, Inc.†	2,348	57,080
SYKES Enterprises, Inc.†	1,871	32,911
Syntel, Inc.	716	19,081
Tyler Technologies, Inc.†	2,215	30,966
Virtusa Corp.†	236	2,303
		1,878,533
Computer Software — 0.1%
Blackbaud, Inc.	2,500	60,700
Double-Take Software, Inc.†	478	5,583
Guidance Software, Inc.†	160	1,432
Omniture, Inc.†	2,519	58,466
		126,181
Computers — 0.0%
Palm, Inc.	5,886	29,430
Rackable Systems, Inc.†	1,632	14,884
		44,314
Computers-Integrated Systems — 0.6%
3D Systems Corp.†	1,002	14,719
Agilysys, Inc.	1,336	15,498
Brocade Communications Systems, Inc.†	81,300	593,490
Cray, Inc.†	1,861	11,092
Echelon Corp.†	1,703	22,990
Integral Systems, Inc	534	15,609
Jack Henry & Associates, Inc.	4,477	110,448
Mercury Computer Systems, Inc.†	1,266	7,115
MICROS Systems, Inc.†	4,608	155,105
MTS Systems Corp.	1,008	32,518
Radiant Systems, Inc.†	1,494	20,871
Radisys Corp.†	1,251	12,623
Stratasys, Inc.†	1,173	20,879
Super Micro Computer, Inc.†	488	4,075
		1,037,032

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Computers-Memory Devices — 0.1%
Data Domain, Inc.	516	$12,281
Hutchinson Technology, Inc.†	1,481	23,563
Imation Corp.	1,851	42,092
Isilon Systems, Inc.†	451	2,201
Netezza Corp†	552	5,227
Quantum Corp.†	11,158	23,878
Silicon Graphics, Inc.†	373	4,424
Silicon Storage Technology, Inc.†	5,176	13,561
Smart Modular Technologies WWH, Inc.†	2,852	17,711
STEC, Inc.†	1,843	11,408
		156,346
Computers-Periphery Equipment — 0.2%
Compellent Technologies Inc†	379	4,737
Electronics for Imaging, Inc.†	3,043	45,402
Immersion Corp.†	1,715	12,194
Rimage Corp.†	12,836	281,108
Synaptics, Inc.†	1,368	32,668
		376,109
Computers-Voice Recognition — 0.0%
Intervoice, Inc.†	2,212	17,608
Consulting Services — 0.9%
BearingPoint, Inc.†	12,255	20,588
CRA International, Inc.†	625	20,088
Diamond Management & Technology Consultants, Inc.	1,504	9,701
Forrester Research, Inc.†	860	22,859
FTI Consulting, Inc.†	2,695	191,453
Gartner, Inc.	3,716	71,867
Huron Consulting Group, Inc.†	1,060	44,043
LECG Corp.†	1,438	13,460
MAXIMUS, Inc.	1,049	38,509
Navigant Consulting, Inc.†	2,702	51,284
The Advisory Board Co.†	1,027	56,423
Watson Wyatt Worldwide, Inc., Class A	20,631	1,170,809
		1,711,084
Consumer Products-Misc. — 0.8%
American Greetings Corp., Class A	2,967	55,038
Blyth, Inc.	1,362	26,859
Central Garden and Pet Co. Class A†	76,987	341,822
CSS Industries, Inc.	445	15,557
Fossil, Inc.†	2,482	75,800
Helen of Troy, Ltd.†	1,723	28,895
Russ Berrie & Co., Inc.†	948	13,329
Spectrum Brands, Inc.†	2,254	10,301
Tupperware Brands Corp.	24,695	955,202
WD-40 Co.	1,001	33,283
		1,556,086
Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	1,887	128,184
Silgan Holdings, Inc.	1,410	69,978
		198,162
Containers-Paper/Plastic — 0.0%
AEP Industries, Inc.†	320	9,693
Chesapeake Corp.†	1,128	5,426

Security Description	Shares	Market Value (Note 2)
Containers-Paper/Plastic (continued)
Graphic Packaging Holding Co.†	3,917	$11,437
		26,556
Cosmetics & Toiletries — 0.1%
Chattem, Inc.†	965	64,018
Elizabeth Arden, Inc.†	1,388	27,691
Inter Parfums, Inc.	481	10,620
Revlon, Inc., Class A†	11,235	11,010
		113,339
Data Processing/Management — 1.0%
BladeLogic, Inc.†	331	9,285
Commvault Systems, Inc.†	2,018	25,023
CSG Systems International, Inc.†	1,923	21,864
FalconStor Software, Inc.†	1,822	13,865
Global Payments, Inc.	45,100	1,865,336
infoUSA, Inc.	1,852	11,316
Pegasystems, Inc.	762	7,338
Schawk, Inc.	839	13,416
		1,967,443
Decision Support Software — 0.1%
Interactive Intelligence, Inc.†	741	8,721
QAD, Inc.	826	6,947
SPSS, Inc.†	1,046	40,564
Wind River Systems, Inc.†	4,247	32,872
		89,104
Dental Supplies & Equipment — 0.6%
Align Technology, Inc.†	3,367	37,407
Sirona Dental Systems, Inc.†	39,053	1,053,260
		1,090,667
Diagnostic Equipment — 0.1%
Hansen Medical, Inc.†	545	7,662
Immucor, Inc.†	3,917	83,589
		91,251
Diagnostic Kits — 0.1%
Inverness Medical Innovations, Inc.†	4,292	129,189
Meridian Bioscience, Inc.	2,259	75,518
OraSure Technologies, Inc.†	2,628	19,211
Quidel Corp.†	1,633	26,226
		250,144
Dialysis Centers — 0.2%
DaVita, Inc.†	8,700	415,512
Direct Marketing — 0.0%
Gaiam, Inc.†	985	17,060
ValueVision Media, Inc., Class A†	1,757	9,734
		26,794
Disposable Medical Products — 0.0%
ICU Medical, Inc.†	735	21,146
Medical Action Industries, Inc.†	793	13,029
Merit Medical Systems, Inc.†	1,559	24,679
Volcano Corp.†	1,643	20,537
		79,391
Distribution/Wholesale — 1.1%
Beacon Roofing Supply, Inc.†	2,522	25,220
BlueLinx Holdings, Inc.	671	3,415
BMP Sunstone Corp.†	1,738	13,313

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Distribution/Wholesale (continued)
Brightpoint, Inc.†	2,891	$24,169
Building Materials Holding Corp.	1,677	7,345
Central European Distribution Corp.†	2,010	116,962
Core-Mark Holding Co., Inc.†	523	15,031
Houston Wire & Cable Co.	894	14,322
LKQ Corp.†	6,401	143,831
MWI Veterinary Supply, Inc.†	25,885	912,705
NuCo2, Inc.†	875	24,299
Owens & Minor, Inc.	2,303	90,600
Scansource, Inc.†	1,465	53,018
United Stationers, Inc.†	11,529	549,933
Watsco, Inc.	1,302	53,929
		2,048,092
Diversified Financial Services — 0.0%
Newstar Financial, Inc.†	1,052	5,449
Diversified Manufacturing Operations — 0.4%
A.O. Smith Corp.	1,170	38,458
Actuant Corp., Class A	3,118	94,195
Acuity Brands, Inc.	2,333	100,202
Ameron International Corp.	518	48,449
AZZ, Inc.†	663	23,590
Barnes Group, Inc.	2,620	60,129
Blount International, Inc.†	2,166	26,793
EnPro Industries, Inc.†	1,221	38,083
ESCO Technologies, Inc.†	1,476	58,627
Federal Signal Corp.	2,729	38,097
GenTek, Inc.†	493	14,830
Griffon Corp.†	1,698	14,603
Koppers Holdings, Inc.	997	44,177
Lancaster Colony Corp.	1,194	47,712
LSB Industries, Inc.†	883	13,015
Matthews International Corp., Class A	1,797	86,705
Park-Ohio Holdings Corp.†	461	7,242
Raven Industries, Inc.	910	27,573
Standex International Corp.	710	15,861
Tredegar Corp.	1,573	28,644
		826,985
Diversified Minerals — 0.0%
AMCOL International Corp.	1,459	45,565
General Moly, Inc.†	2,763	22,076
		67,641
Diversified Operations — 0.0%
Resource America, Inc., Class A	761	7,191
Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	1,360	57,392
Compass Diversified Trust	1,206	15,859
Viad Corp.	1,199	43,176
Volt Information Sciences, Inc.†	757	12,839
		129,266
Drug Delivery Systems — 0.3%
Alkermes, Inc.†	5,721	67,965
Bentley Pharmaceuticals, Inc.†	29,689	482,446
I-Flow Corp.†	1,168	16,387
Nastech Pharmaceutical Co., Inc.†	1,460	3,431
Noven Pharmaceuticals, Inc.†	1,416	12,716

Security Description	Shares	Market Value (Note 2)
Drug Delivery Systems (continued)
Penwest Pharmaceuticals Co.†	1,280	$3,328
		586,273
E-Commerce/Products — 0.1%
1-800-FLOWERS.COM, Inc., Class A†	1,378	11,727
Blue Nile, Inc.†	763	41,317
FTD Group, Inc.	1,090	14,628
Mercadolibre, Inc.†	915	36,380
Overstock.com, Inc.†	938	11,172
Shutterfly, Inc.†	876	13,026
Stamps.com, Inc.†	940	9,644
		137,894
E-Commerce/Services — 0.2%
Internet Brands, Inc., Class A†	346	2,550
Move, Inc.†	5,946	18,314
Orbitz Worldwide, Inc.†	1,936	13,339
priceline.com, Inc.†	2,155	260,453
		294,656
E-Marketing/Info — 0.1%
Comscore Inc†	341	6,841
Constant Contact, Inc.†	413	5,980
Digital River, Inc.†	2,353	72,872
Liquidity Services, Inc.†	602	4,816
ValueClick, Inc.†	5,679	97,963
		188,472
E-Services/Consulting — 0.1%
GSI Commerce, Inc.†	1,138	14,965
Keynote Systems, Inc.†	897	10,576
Perficient, Inc.†	1,816	14,419
RightNow Technologies, Inc.†	1,029	12,245
Sapient Corp.†	4,637	32,273
Websense, Inc.†	2,560	48,000
		132,478
Educational Software — 0.0%
Blackboard, Inc.†	1,625	54,161
Renaissance Learning, Inc.	458	6,408
		60,569
Electric Products-Misc. — 0.1%
GrafTech International, Ltd.†	5,931	96,142
Littelfuse, Inc.†	1,264	44,202
		140,344
Electric-Distribution — 0.0%
EnerNOC, Inc.†	234	2,668
Electric-Integrated — 0.7%
Allete, Inc.	1,458	56,308
Aquila, Inc.†	21,324	68,450
Avista Corp.	3,002	58,719
Black Hills Corp.	2,141	76,605
Central Vermont Public Service Corp.	581	13,886
CH Energy Group, Inc.	897	34,893
Cleco Corp.	3,394	75,279
El Paso Electric Co.†	2,604	55,648
IDACORP, Inc.	2,501	80,307
MGE Energy, Inc.	6,857	233,549
Northwestern Corp.	2,217	54,028
Osiris Therapeutics, Inc.†	840	10,567

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Electric-Integrated (continued)
Otter Tail Corp.	1,690	$59,809
Pike Electric Corp.†	1,011	14,083
PNM Resources, Inc.	4,363	54,407
Portland General Electric Co.	1,734	39,102
The Empire District Electric Co.	1,905	38,576
UIL Holdings Corp.	1,431	43,116
Unisource Energy Corp.	2,006	44,654
Westar Energy, Inc.	5,683	129,402
		1,241,388
Electric-Transmission — 0.1%
ITC Holdings Corp.	2,759	143,634
Electronic Components-Misc. — 0.9%
Bel Fuse, Inc., Class B	8,437	235,055
Benchmark Electronics, Inc.†	4,131	74,151
CTS Corp.	1,921	20,555
Cubic Corp.	885	25,161
Daktronics, Inc.	63,309	1,133,864
Methode Electronics, Inc.	2,080	24,315
OSI Systems, Inc.†	862	19,843
Plexus Corp.†	2,635	73,912
Rogers Corp.†	1,006	33,610
Stoneridge, Inc.†	795	10,693
Technitrol, Inc.	2,320	53,662
		1,704,821
Electronic Components-Semiconductors — 1.5%
Actel Corp.†	1,485	22,735
Advanced Analogic Technologies, Inc.†	2,171	12,201
Amkor Technology, Inc.†	5,951	63,676
Applied Micro Circuits Corp.†	3,698	26,552
AuthenTec Inc†	442	4,393
Cavium Network, Inc.†	391	6,412
Conexant Systems, Inc.†	27,947	16,206
Diodes, Inc.†	1,693	37,178
DSP Group, Inc.†	1,710	21,785
Entropic Communications, Inc.†	524	2,096
Fairchild Semiconductor International, Inc.†	60,980	726,882
IPG Photonics Corp.†	566	8,881
IXYS Corp.†	1,394	9,521
Lattice Semiconductor Corp.†	6,538	18,568
Microsemi Corp.†	21,716	495,125
Microtune, Inc.†	3,053	11,174
MIPS Technologies, Inc.†	2,474	9,797
Monolithic Power Systems, Inc.†	1,438	25,352
Netlogic Microsystems, Inc.†	936	22,595
OmniVision Technologies, Inc.†	39,124	658,066
ON Semiconductor Corp.†	58,578	332,723
PLX Technology, Inc.†	1,634	10,899
PMC - Sierra, Inc.†	12,155	69,284
Rubicon Technology, Inc.†	371	10,752
Semtech Corp.†	3,576	51,244
Silicon Image, Inc.†	4,997	25,035
SiRF Technology Holdings, Inc.†	3,414	17,377
Skyworks Solutions, Inc.†	9,093	66,197
Spansion, Inc. Class A†	5,764	15,851
Supertex, Inc.†	606	12,368

Security Description	Shares	Market Value (Note 2)
Electronic Components-Semiconductors (continued)
Syntax-Brillian Corp.†	3,293	$3,227
Volterra Semiconductor Corp.†	1,212	13,732
Zoran Corp.†	2,821	38,535
		2,866,419
Electronic Design Automation — 0.1%
Ansoft Corp.†	967	29,513
Comtech Group, Inc.†	1,117	12,052
Magma Design Automation, Inc.†	2,314	22,145
Mentor Graphics Corp.†	5,097	45,007
		108,717
Electronic Measurement Instruments — 0.4%
Analogic Corp.	753	50,105
Badger Meter, Inc.	809	34,949
Eagle Test Systems, Inc.†	699	7,339
FARO Technologies, Inc.†	944	29,434
FLIR Systems, Inc.†	7,540	226,878
Itron, Inc.†	1,707	154,022
Measurement Specialties, Inc.†	13,912	243,043
Zygo Corp.†	872	10,848
		756,618
Electronic Security Devices — 0.0%
American Science and Engineering, Inc.	522	28,486
ICx Technologies Inc Com†	288	1,296
LoJack Corp.†	1,066	13,474
Taser International, Inc.†	3,532	33,201
		76,457
Energy-Alternate Sources — 0.1%
Aventine Renewable Energy Holdings, Inc.†	1,715	8,918
Clean Energy Fuels Corp.†	568	7,589
Comverge, Inc.†	379	3,915
Evergreen Energy, Inc.†	4,774	7,352
Evergreen Solar, Inc.†	5,713	52,960
FuelCell Energy, Inc.†	3,771	25,077
Headwaters, Inc.†	2,244	29,598
MGP Ingredients, Inc.	567	3,963
Nova Biosource Fuels, Inc.†	1,818	2,745
Pacific Ethanol, Inc.†	2,027	8,919
US BioEnergy Corp.†	771	4,549
Verasun Energy Corp.†	2,269	16,677
Verenium Corp.†	2,332	8,209
		180,471
Engineering/R&D Services — 0.4%
Aecom Technology Corp.†	2,439	63,438
EMCOR Group, Inc.†	24,867	552,296
ENGlobal Corp.†	945	8,080
Michael Baker Corp.†	411	9,231
SAIC, Inc.†	9,471	176,066
Stanley, Inc.†	455	13,404
		822,515
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	2,813	50,353
Enterprise Software/Service — 1.6%
Advent Software, Inc.†	987	42,066
Concur Technologies, Inc.†	2,435	75,607

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Enterprise Software/Service (continued)
Epicor Software Corp.†	74,406	$833,347
Informatica Corp.†	4,977	84,908
JDA Software Group, Inc.†	1,461	26,663
Lawson Software, Inc.†	134,968	1,016,309
ManTech International Corp., Class A†	1,110	50,350
MicroStrategy, Inc., Class A†	544	40,250
Omnicell, Inc.†	1,913	38,451
Packeteer, Inc.†	2,053	10,450
PROS Holdings, Inc.†	447	5,610
Sybase, Inc.†	24,693	649,426
SYNNEX Corp.†	926	19,650
Taleo Corp., Class A†	940	18,236
The Ultimate Software Group, Inc.†	1,403	42,174
		2,953,497
Entertainment Software — 0.1%
Glu Mobile, Inc.†	445	1,998
Midway Games, Inc.†	1,207	3,259
Take-Two Interactive Software, Inc.†	4,373	111,599
THQ, Inc.†	3,806	82,971
		199,827
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	3,304	64,461
Environmental Monitoring & Detection — 0.1%
Clean Harbors, Inc.†	942	61,230
Mine Safety Appliances Co.	1,599	65,863
		127,093
Filtration/Separation Products — 0.1%
CLARCOR, Inc.	2,916	103,664
Polypore International, Inc.†	854	17,669
		121,333
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	293	4,550
Finance-Commercial — 0.4%
Cardtronics, Inc.†	104,782	730,331
Finance-Consumer Loans — 0.1%
ASTA Funding, Inc.	640	8,915
Encore Capital Group, Inc.†	910	6,188
Nelnet, Inc., Class A	998	11,726
Ocwen Financial Corp.†	2,024	8,987
Portfolio Recovery Associates, Inc.	859	36,843
World Acceptance Corp.†	997	31,754
		104,413
Finance-Credit Card — 0.0%
Advanta Corp., Class B	2,111	14,841
CompuCredit Corp.†	1,037	9,198
		24,039
Finance-Investment Banker/Broker — 0.3%
Cowen Group, Inc.†	814	5,771
Duff & Phelps Corp., Class A†	538	9,679
Evercore Partners, Inc., Class A	526	9,336
FBR Capital Markets Corp.†	1,768	11,934
Friedman Billings Ramsey Group, Inc., Class A	7,997	13,595
Greenhill & Co., Inc.	1,017	70,743

Security Description	Shares	Market Value (Note 2)
Finance-Investment Banker/Broker (continued)
Interactive Brokers Group, Inc., Class A†	2,274	$58,374
KBW, Inc.†	1,665	36,713
Knight Capital Group, Inc., Class A†	5,523	89,694
LaBranche & Co., Inc.†	3,029	13,176
Ladenburg Thalmann Financial Services, Inc.†	5,634	10,536
optionsXpress Holdings, Inc.	2,485	51,464
Penson Worldwide, Inc.†	755	6,969
Piper Jaffray Cos., Inc.†	995	33,790
Sanders Morris Harris Group, Inc.	1,050	8,568
Stifel Financial Corp.†	850	38,165
SWS Group, Inc.	1,271	15,544
Thomas Weisel Partners Group, Inc.†	1,229	8,136
TradeStation Group, Inc.†	1,649	14,049
		506,236
Finance-Leasing Company — 0.3%
Financial Federal Corp.	22,469	490,049
Finance-Mortgage Loan/Banker — 0.0%
Centerline Holding Co.	2,899	11,770
Federal Agricultural Mtg. Corp., Class C	588	15,347
		27,117
Finance-Other Services — 0.1%
Asset Acceptance Capital Corp.	851	8,195
BGC Parnters, Inc., Class A	1,098	12,803
FCStone Group, Inc.†	502	13,905
GFI Group, Inc.	911	52,200
MarketAxess Holdings, Inc.†	1,767	17,564
		104,667
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	4,553	108,088
PMI Group, Inc.	14,480	84,274
Primus Guaranty, Ltd.†	2,566	9,186
RAM Holdings, Ltd.†	1,030	2,338
Security Capital Assurance, Ltd.	1,307	680
Triad Guaranty, Inc.†	636	3,180
		207,746
Firearms & Ammunition — 0.0%
Smith & Wesson Holding Corp.†	1,690	8,484
Sturm, Ruger & Co., Inc.†	1,181	9,731
		18,215
Food-Baking — 0.1%
Flowers Foods, Inc.	4,364	108,009
Food-Canned — 0.6%
Del Monte Foods Co.	113,820	1,084,705
Treehouse Foods, Inc.†	1,776	40,599
		1,125,304
Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	2,092	52,718
Food-Dairy Products — 0.0%
American Dairy, Inc.†	390	3,588
Food-Meat Products — 0.2%
Smithfield Foods, Inc.†	16,630	428,389

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Food-Misc. — 0.2%
Cal-Maine Foods, Inc.	717	$23,933
Chiquita Brands International, Inc.†	2,415	55,811
Hain Celestial Group, Inc.†	2,257	66,581
J & J Snack Foods Corp.	797	21,894
Lance, Inc.	1,764	34,574
M&F Worldwide Corp.†	689	25,762
Ralcorp Holdings, Inc.†	1,460	84,899
Seaboard Corp.	20	31,300
		344,754
Food-Retail — 0.3%
Arden Group, Inc., Class A	64	9,152
Great Atlantic & Pacific Tea Co., Inc.†	1,587	41,611
Ingles Markets, Inc., Class A	707	17,385
Ruddick Corp.	2,337	86,142
Village Super Market, Class A	174	8,961
Weis Markets, Inc.	10,566	364,210
Winn-Dixie Stores, Inc.†	1,947	34,968
		562,429
Food-Wholesale/Distribution — 0.6%
Fresh Del Monte Produce, Inc.†	1,744	63,481
Nash Finch Co.	763	25,927
Performance Food Group Co.†	2,010	65,687
Spartan Stores, Inc.	48,733	1,016,083
United Natural Foods, Inc.†	2,435	45,559
		1,216,737
Footwear & Related Apparel — 0.4%
Deckers Outdoor Corp.†	727	78,385
Heelys, Inc.†	326	1,398
Iconix Brand Group, Inc.†	2,885	50,055
Skechers USA, Inc., Class A†	1,161	23,464
Steven Madden, Ltd.†	1,167	19,991
Timberland Co., Class A†	38,568	529,539
Weyco Group, Inc.	425	12,610
Wolverine World Wide, Inc.	2,828	82,040
		797,482
Forestry — 0.0%
Deltic Timber Corp.	597	33,253
Funeral Services & Related Items — 0.0%
Stewart Enterprises, Inc., Class A	5,404	34,694
Gambling (Non-Hotel) — 0.0%
Dover Downs Gaming & Entertainment, Inc.	892	7,591
Isle of Capri Casinos, Inc.†	917	6,557
Lakes Entertainment, Inc.†	1,012	4,473
Pinnacle Entertainment, Inc.†	3,395	43,456
		62,077
Gas-Distribution — 1.6%
AGL Resources, Inc.	41,900	1,438,008
EnergySouth, Inc.	403	21,032
Laclede Group, Inc.	1,228	43,754
New Jersey Resources Corp.	17,101	530,986
Nicor, Inc.	2,559	85,752
Northwest Natural Gas Co.	13,754	597,474
Piedmont Natural Gas, Inc.	4,242	111,395
South Jersey Industries, Inc.	1,675	58,809

Security Description	Shares	Market Value (Note 2)
Gas-Distribution (continued)
Southwest Gas Corp.	2,398	$67,048
WGL Holdings, Inc.	2,797	89,672
		3,043,930
Golf — 0.1%
Callaway Golf Co.	15,116	221,903
Hazardous Waste Disposal — 0.0%
American Ecology Corp.	923	23,379
Energy Solutions, Inc.	1,706	39,136
		62,515
Health Care Cost Containment — 0.0%
Corvel Corp.†	431	13,184
Healthspring, Inc.†	2,721	38,312
		51,496
Home Furnishings — 0.5%
American Woodmark Corp.	621	12,768
Ethan Allen Interiors, Inc.	1,396	39,688
Furniture Brands International, Inc.	68,033	795,986
Hooker Furniture Corp.	638	14,253
Kimball International, Inc., Class B	1,499	16,069
La-Z-Boy, Inc.	2,928	24,420
Sealy Corp.	2,545	19,342
Tempur-Pedic International, Inc.	4,274	47,014
		969,540
Hotels/Motels — 0.1%
Gaylord Entertainment Co.†	2,330	70,576
Lodgian, Inc.†	975	10,871
Marcus Corp.	1,206	23,155
Morgans Hotel Group Co.†	1,162	17,221
		121,823
Housewares — 0.0%
Libbey, Inc.	821	13,826
Lifetime Brands, Inc.	572	5,114
National Presto Industries, Inc.	254	13,309
		32,249
Human Resources — 1.4%
Administaff, Inc.	1,240	29,276
AMN Healthcare Services, Inc.†	1,974	30,439
Barrett Business Services, Inc.	420	7,195
CDI Corp.	735	18,412
Cross Country Healthcare, Inc.†	40,186	497,101
Emergency Medical Services Corp., Class A†	48,828	1,205,563
Gevity HR, Inc.	1,395	12,081
Heidrick & Struggles International, Inc.	1,024	33,311
Hudson Highland Group, Inc.†	1,439	12,188
Kelly Services, Inc., Class A	1,326	27,263
Kenexa Corp.†	1,338	24,726
Kforce, Inc.†	1,844	16,301
Korn/Ferry International†	2,711	45,816
MPS Group, Inc.†	5,428	64,159
On Assignment, Inc.†	2,003	12,719
Resources Connection, Inc.	2,579	46,087
Spherion Corp.†	3,210	19,645
Successfactors, Inc.†	650	6,344
TrueBlue, Inc.†	36,651	492,589
		2,601,215

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Identification Systems — 0.1%
Brady Corp., Class A	2,867	$95,844
Checkpoint Systems, Inc.†	2,243	60,224
Cogent, Inc.†	2,479	23,377
L-1 Identity Solutions, Inc.†	3,600	47,880
		227,325
Independent Power Producer — 0.0%
Ormat Technologies, Inc.	780	33,548
Industrial Audio & Video Products — 0.0%
Sonic Solutions†	1,274	12,294
Industrial Automated/Robotic — 0.2%
Cognex Corp.	2,517	54,946
Gerber Scientific, Inc.†	1,317	11,708
Hurco Cos., Inc.†	318	14,876
Intermec, Inc.†	3,448	76,511
iRobot Corp.†	876	14,988
Nordson Corp.	1,916	103,177
		276,206
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	1,694	47,483
Woodward Governor Co.	3,408	91,062
X-Rite, Inc.†	1,655	9,880
		148,425
Instruments-Scientific — 0.1%
Dionex Corp.†	1,081	83,226
FEI Co.†	2,060	44,970
OYO Geospace Corp.†	226	10,265
Varian, Inc.†	1,744	101,012
		239,473
Insurance Brokers — 0.1%
Crawford & Co., Class B†	1,442	7,570
eHealth, Inc.†	760	16,773
Hilb Rogal and Hobbs Co.	2,091	65,804
		90,147
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	3,236	30,030
Delphi Financial Group, Inc., Class A	2,470	72,198
FBL Financial Group, Inc., Class A	818	23,305
Independence Holding Co.	336	4,005
Kansas City Life Insurance Co.	266	12,784
National Western Life Insurance Co., Class A	128	27,749
Presidential Life Corp.	1,230	21,451
Reinsurance Group of America, Inc.	7,900	430,076
The Phoenix Cos., Inc.	6,492	79,268
Universal American Financial Corp.†	2,775	29,415
		730,281
Insurance-Multi-line — 0.4%
Alfa Corp.	1,865	40,993
Citizens, Inc.†	2,095	14,015
HCC Insurance Holdings, Inc.	24,800	562,712
Horace Mann Educators Corp.	2,312	40,414
United Fire & Casualty Co.	1,246	46,600
		704,734

Security Description	Shares	Market Value (Note 2)
Insurance-Property/Casualty — 1.7%
American Physicians Capital, Inc.	474	$21,975
Amerisafe, Inc.†	1,071	13,537
Amtrust Financial Services, Inc.	1,457	23,618
Baldwin & Lyons, Inc., Class B	466	11,967
Castlepoint Holdings, Ltd.	451	4,388
CNA Surety Corp.†	35,512	546,175
Commerce Group, Inc.	2,780	100,247
Darwin Professional Underwriters, Inc.†	438	9,851
Donegal Group, Inc., Class A	746	12,980
EMC Insurance Group, Inc.	15,651	420,855
Employers Holdings, Inc.	2,824	52,357
Enstar Group, Ltd.†	399	44,397
First Acceptance Corp.†	891	2,539
First Mercury Financial Corp.†	704	12,257
FPIC Insurance Group, Inc.†	519	24,466
Hallmark Financial Services†	276	3,080
Harleysville Group, Inc.	841	30,352
Infinity Property & Casualty Corp.	931	38,730
LandAmerica Financial Group, Inc.	886	34,970
Meadowbrook Insurance Group, Inc.	72,527	566,436
Midland Co.†	10,001	649,365
National Interstate Corp.	300	7,005
Navigators Group, Inc.†	746	40,582
NYMAGIC, Inc.	333	7,562
PMA Capital Corp., Class A†	1,862	15,901
ProAssurance Corp.†	1,896	102,062
RLI Corp.	1,107	54,874
Safety Insurance Group, Inc.	923	31,502
SeaBright Insurance Holdings, Inc.†	1,185	17,455
Selective Insurance Group, Inc.	3,121	74,530
State Auto Financial Corp.	822	23,945
Stewart Information Services Corp.	980	27,430
Tower Group, Inc.	1,134	28,543
United America Indemnity, Ltd. Class A†	1,409	27,137
Zenith National Insurance Corp.	2,106	75,521
		3,158,591
Insurance-Reinsurance — 0.4%
Argo Group International Holdings, Ltd.†	1,671	59,354
Aspen Insurance Holdings, Ltd.	5,011	132,190
Flagstone Reinsurance Holdings, Ltd.	769	9,305
Greenlight Capital Re, Ltd. Class A†	611	11,365
IPC Holdings, Ltd.	3,438	96,264
Max Re Capital, Ltd.	3,189	83,520
Montpelier Re Holdings, Ltd.	5,447	87,424
Odyssey Re Holdings Corp.	1,523	55,970
Platinum Underwriters Holdings, Ltd.	3,057	99,230
Validus Holdings, Ltd.	899	21,064
		655,686
Internet Application Software — 0.2%
Art Technology Group, Inc.†	7,280	28,246
CyberSource Corp.†	3,645	53,253
DealerTrack Holdings, Inc.†	2,035	41,148
eResearch Technology, Inc.†	2,228	27,672
Interwoven, Inc.†	2,481	26,497
Lionbridge Technologies, Inc.†	3,451	11,561

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Internet Application Software (continued)
On2 Technologies, Inc.†	9,107	$9,289
RealNetworks, Inc.†	5,476	31,378
S1 Corp.†	2,938	20,889
Vignette Corp.†	1,399	18,481
Vocus, Inc.†	737	19,457
		287,871
Internet Connectivity Services — 0.2%
Cogent Communications Group, Inc.†	2,658	48,668
Internap Network Services Corp.†	2,786	13,819
NDS Group PLC ADR†	6,496	317,459
		379,946
Internet Content-Entertainment — 0.0%
NetFlix, Inc.	2,395	82,987
Internet Content-Information/News — 0.1%
CNET Networks, Inc.†	8,605	61,096
Dice Holdings, Inc.†	925	8,242
Harris Interactive, Inc.†	3,025	8,258
HSW International, Inc.†	837	4,218
InfoSpace, Inc.	1,877	21,717
Loopnet, Inc.†	1,544	19,609
TechTarget, Inc.†	419	5,937
The Knot, Inc.†	1,572	18,471
TheStreet.com, Inc.	1,244	10,052
Travelzoo, Inc.†	385	4,250
		161,850
Internet Financial Services — 0.0%
Online Resources Corp.†	1,642	15,796
Internet Incubators — 0.0%
CMGI, Inc,†	2,773	36,770
Internet Capital Group, Inc.†	2,202	23,055
Safeguard Scientifics, Inc.†	6,908	10,293
		70,118
Internet Infrastructure Equipment — 0.0%
Avocent Corp.†	2,600	43,940
Internet Infrastructure Software — 0.1%
AsiaInfo Holdings, Inc.†	1,803	19,581
Chordiant Software, Inc.†	1,865	11,246
Imergent, Inc.	627	7,141
Openwave Systems, Inc.	4,722	11,569
TIBCO Software, Inc.†	10,841	77,405
		126,942
Internet Security — 0.5%
Blue Coat Systems, Inc.†	1,856	40,906
iPass, Inc.†	2,903	8,767
McAfee, Inc.†	23,510	777,946
Secure Computing Corp.†	2,652	17,105
SonicWALL, Inc.†	3,442	28,121
Sourcefire, Inc.†	382	2,277
Vasco Data Security International, Inc.†	1,488	20,356
		895,478
Internet Telephone — 0.0%
Ibasis, Inc.	1,893	7,761
j2 Global Communications, Inc.†	2,809	62,697
		70,458

Security Description	Shares	Market Value (Note 2)
Intimate Apparel — 0.1%
The Warnaco Group, Inc.†	2,634	$103,885
Investment Companies — 0.2%
Ampal American Israel Class A†	1,147	7,341
Apollo Investment Corp.	6,780	107,327
Ares Capital Corp.†	3,950	49,652
BlackRock Kelso Capital Corp.	568	6,782
Capital Southwest Corp.	173	21,404
Gladstone Capital Corp.	1,171	21,909
Hercules Technology Growth Capital, Inc.	1,843	20,015
Kohlberg Capital Corp.	825	8,564
MCG Capital Corp.	3,556	32,324
MVC Capital, Inc.	1,380	21,031
NexCen Brands, Inc.†	2,606	8,939
NGP Capital Resources Co.	994	16,321
Patriot Capital Funding, Inc.	1,179	12,344
PennantPark Investment Corp.	1,141	9,710
Prospect Capital Corp.	1,340	20,395
TICC Capital Corp.	1,218	9,159
		373,217
Investment Management/Advisor Services — 0.2%
Calamos Asset Management, Inc., Class A	1,143	18,608
Cohen & Steers, Inc.	995	26,358
Epoch Holding Corp.	495	5,930
GAMCO Investors, Inc., Class A	314	15,813
National Financial Partners Corp.	2,142	48,131
Pzena Investment Management, Inc. Class A	348	3,939
U.S. Global Investors, Inc., Class A	676	9,153
Waddell & Reed Financial, Inc., Class A	4,772	153,324
WP Stewart & Co., Ltd.	1,216	2,359
		283,615
Lasers-System/Components — 0.1%
Applied Energetics, Inc.†	1,772	2,941
Cymer, Inc.†	1,721	44,815
Electro Scientific Industries, Inc.†	1,661	27,373
Excel Technology, Inc.†	629	16,958
II-VI, Inc.†	1,347	51,159
Newport Corp.†	1,839	20,542
Rofin-Sinar Technologies, Inc.†	1,768	79,383
		243,171
Leisure Products — 0.1%
Marine Products Corp.	630	5,090
Multimedia Games, Inc.†	1,317	7,033
WMS Industries, Inc.†	2,312	83,163
		95,286
Lighting Products & Systems — 0.0%
Orion Energy Systems, Inc.†	501	4,780
Universal Display Corp.†	1,538	22,024
		26,804
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	1,134	40,382
UniFirst Corp.	814	30,191
		70,573

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Machine Tools & Related Products — 0.4%
Hardinge, Inc.	634	$8,724
Kennametal, Inc.	24,680	726,332
		735,056
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.†	1,070	41,473
Bucyrus International, Inc.	2,126	216,108
		257,581
Machinery-Electrical — 0.5%
Baldor Electric Co.	2,603	72,884
Franklin Electric Co., Inc.	1,098	37,519
Raser Technologies, Inc.†	1,769	15,196
Regal-Beloit Corp.	21,907	802,453
		928,052
Machinery-Farming — 0.0%
Gehl Co.†	601	10,181
Lindsay Corp.	662	67,835
		78,016
Machinery-General Industrial — 2.0%
Albany International Corp., Class A	27,598	997,392
Altra Holdings, Inc.†	643	8,648
Applied Industrial Technologies, Inc.	2,450	73,230
Chart Industries, Inc.†	774	26,192
Flow International Corp.†	2,123	19,723
IDEX Corp.	25,130	771,240
Intevac, Inc.†	1,219	15,786
Kadant, Inc.†	793	23,298
Middleby Corp.†	822	51,285
Robbins & Myers, Inc.	1,602	52,305
Sauer-Danfoss, Inc.	24,435	540,991
Tennant Co.	957	38,098
Twin Disc, Inc.	510	8,068
Wabtec Corp.	29,248	1,101,480
		3,727,736
Machinery-Material Handling — 0.1%
Cascade Corp.	671	33,087
Columbus McKinnon Corp.†	1,071	33,180
NACCO, Industries, Inc., Class A	331	26,791
		93,058
Machinery-Pumps — 0.0%
Gorman-Rupp Co.	816	26,838
Tecumseh Products Co., Class A†	881	27,029
		53,867
Machinery-Thermal Process — 0.0%
TurboChef Technologies, Inc.†	1,120	7,302
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.	654	3,381
Odyssey Marine Exploration, Inc.†	2,341	12,618
		15,999
Medical Imaging Systems — 0.0%
Vital Images, Inc.†	972	14,405
Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.†	3,150	32,508
Computer Programs & Systems, Inc.	519	10,847

Security Description	Shares	Market Value (Note 2)
Medical Information Systems (continued)
Eclipsys Corp.†	2,598	$50,947
Phase Forward, Inc.†	2,339	39,950
Quality Systems, Inc.	969	28,944
		163,196
Medical Instruments — 0.3%
Abaxis, Inc.†	1,189	27,549
AngioDynamics, Inc.†	1,195	13,814
ArthroCare Corp.†	1,565	52,193
Bruker BioSciences Corp.†	3,697	56,897
Cepheid, Inc.†	3,134	76,438
Conceptus, Inc.†	1,674	31,069
CONMED Corp.†	1,609	41,255
Datascope Corp.	731	30,285
ev3, Inc.†	2,637	21,465
Kensey Nash Corp.†	679	19,657
Micrus Endovascular Corp.†	855	10,568
Natus Medical, Inc.†	1,228	22,288
NuVasive, Inc.†	1,963	67,743
Spectranetics Corp.†	1,771	14,806
Stereotaxis, Inc.†	1,490	8,821
SurModics, Inc.†	863	36,142
Symmetry Medical, Inc.†	2,008	33,333
Thoratec Corp.†	3,026	43,242
Trans1, Inc.†	372	4,334
		611,899
Medical Labs & Testing Services — 0.2%
Bio-Reference Laboratories, Inc.†	631	16,677
Genoptix, Inc.†	327	8,178
National Dentex Corp.†	23,430	302,013
		326,868
Medical Laser Systems — 0.0%
Cutera, Inc.†	724	9,752
Cynosure, Inc. Class A†	457	9,734
LCA-Vision, Inc.	1,085	13,563
Palomar Medical Technologies, Inc.†	1,044	15,764
		48,813
Medical Products — 0.4%
ABIOMED, Inc.†	1,646	21,628
Accuray, Inc.†	937	7,318
American Medical Systems Holdings, Inc.†	4,100	58,179
Cantel Medical Corp.†	684	7,264
Cyberonics, Inc.†	1,336	19,372
Haemonetics Corp.†	1,509	89,906
Invacare Corp.	1,637	36,472
Luminex Corp.†	2,039	40,066
Mentor Corp.	1,923	49,460
Metabolix, Inc.†	823	9,012
Minrad International, Inc.†	2,600	6,110
Northstar Neuroscience, Inc.†	1,120	1,770
NxStage Medical, Inc.†	1,151	4,972
Orthofix International NV†	941	37,424
PSS World Medical, Inc.†	3,620	60,309
Sonic Innovations, Inc.†	1,509	7,289
TomoTherapy, Inc.†	643	9,227
Vital Signs, Inc.	616	31,200

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Medical Products (continued)
West Pharmaceutical Services, Inc.	1,876	$82,976
Wright Medical Group, Inc.†	2,015	48,642
Zoll Medical Corp.†	1,160	30,844
		659,440
Medical Sterilization Products — 0.1%
STERIS Corp.	3,705	99,405
Medical-Biomedical/Gene — 1.0%
Acorda Therapeutics, Inc.†	1,619	29,061
Affymax, Inc.†	229	3,229
Affymetrix, Inc.†	3,903	67,951
Alexion Pharmaceuticals, Inc.†	2,071	122,810
AMAG Pharmaceuticals, Inc.†	953	38,530
American Oriental Bioengineering, Inc.†	3,195	25,879
Applera Corp. - Celera Group†	4,486	65,944
Arena Pharmaceuticals, Inc.†	4,108	28,099
ARIAD Pharmaceuticals, Inc.†	3,915	13,194
Arqule, Inc.†	2,219	9,497
Bio-Rad Laboratories, Inc., Class A†	1,062	94,465
BioMimetic Therapeutics, Inc.†	612	4,896
Cambrex Corp.	1,634	11,324
Cell Genesys, Inc.†	4,458	10,476
CryoLife, Inc.†	1,404	13,198
Cytokinetics, Inc.†	1,975	6,557
Enzo Biochem, Inc.†	21,868	198,780
Enzon Pharmaceuticals, Inc.†	2,508	23,099
Exelixis, Inc.†	5,935	41,248
Genomic Health, Inc.†	777	14,678
GenVec, Inc.†	3,785	6,662
Geron Corp.†	4,149	20,247
GTx, Inc.†	961	15,453
Halozyme Therapeutics, Inc.†	3,663	23,297
Human Genome Sciences, Inc.†	7,640	45,000
Illumina, Inc.†	3,049	231,419
Immunomedics, Inc.†	3,279	9,214
Incyte Corp.†	4,780	50,238
Integra LifeSciences Holdings Corp.†	1,024	44,513
InterMune, Inc.†	1,705	24,859
Keryx Biopharmaceuticals, Inc.†	2,482	1,489
Kosan Biosciences, Inc.†	2,365	3,713
LifeCell Corp.†	1,927	80,992
Martek Biosciences Corp.†	1,834	56,065
Maxygen, Inc.†	1,383	8,934
Medivation, Inc.†	1,215	17,289
Molecular Insight Pharmaceuticals, Inc.†	245	1,656
Momenta Pharmaceuticals, Inc.†	1,353	14,788
Myriad Genetics, Inc.†	2,449	98,670
Nanosphere, Inc.†	417	3,611
Nektar Therapeutics†	5,222	36,241
Novacea, Inc.†	348	940
Omrix Biopharmaceuticals, Inc.†	779	10,906
Orexigen Therapeutics, Inc.†	517	5,325
Protalix BioTherapeutics, Inc.†	123	323
Regeneron Pharmaceuticals, Inc.†	3,621	69,487
RTI Biologics, Inc.†	2,575	24,334
Savient Pharmaceuticals, Inc.†	3,021	60,420

Security Description	Shares	Market Value (Note 2)
Medical-Biomedical/Gene (continued)
Seattle Genetics, Inc.†	3,328	$30,285
SuperGen, Inc.†	3,045	7,643
Telik, Inc.†	3,032	7,398
Tercica, Inc.†	1,888	10,818
XOMA, Ltd.†	7,497	19,417
		1,864,561
Medical-Drugs — 0.5%
Acadia Pharmaceuticals, Inc.†	1,764	15,982
Akorn, Inc.†	3,135	14,829
Amicus Therapeutics, Inc.†	290	3,103
Array Biopharma, Inc.†	2,678	18,773
Auxilium Pharmaceuticals, Inc.†	1,779	47,570
Biodel, Inc.†	349	3,787
BioForm Medical, Inc.†	637	2,930
Bionovo, Inc.†	2,964	3,764
Cadence Pharmaceuticals, Inc.†	1,215	7,229
Cubist Pharmaceuticals, Inc.†	3,148	57,986
Durect Corp.†	4,218	22,145
Emergent Biosolutions, Inc.†	361	3,220
Idenix Pharmaceuticals, Inc.†	1,492	7,490
Indevus Pharmaceuticals, Inc.†	3,473	16,566
Javelin Pharmaceuticals. Inc.†	2,370	6,660
Jazz Pharmaceuticals Inc†	321	2,895
K-V Pharmaceutical Co., Class A†	2,012	50,220
Ligand Pharmaceuticals, Inc. Class B†	4,848	19,392
MAP Pharmaceuticals, Inc.†	342	4,778
Medicis Pharmaceutical Corp., Class A	3,177	62,555
OSI Pharmaceuticals, Inc.†	3,280	122,639
Pain Therapeutics, Inc.†	2,050	17,323
PharMerica Corp.†	1,539	25,501
Poniard Pharmaceuticals, Inc.†	1,332	4,462
Pozen, Inc.†	1,451	15,032
Prestige Brands Holdings, Inc.†	1,932	15,804
Rigel Pharmaceuticals, Inc.†	2,052	38,290
Salix Pharmaceuticals, Ltd.†	2,687	16,874
Santarus, Inc.†	2,847	7,317
Sciele Pharma, Inc.†	2,006	39,117
Sirtris Pharmaceuticals, Inc.†	361	4,689
Somaxon Pharmaceuticals, Inc.†	529	2,513
Sucampo Pharmaceuticals, Inc. Class A†	230	1,840
Synta Pharmaceuticals Corp.†	244	1,974
Valeant Pharmaceuticals International†	5,081	65,189
ViroPharma, Inc.†	3,971	35,501
XenoPort, Inc.†	1,225	49,576
Zymogenetics, Inc.†	2,215	21,707
		857,222
Medical-Generic Drugs — 0.1%
Alpharma, Inc., Class A†	2,467	64,660
Caraco Pharmaceutical Laboratories, Ltd†	607	10,895
Par Pharmaceutical Cos., Inc.†	1,925	33,476
Perrigo Co.	4,371	164,918
		273,949
Medical-HMO — 0.5%
AMERIGROUP Corp.†	3,001	82,017
Centene Corp.†	2,481	34,585
Coventry Health Care, Inc.†	16,900	681,915

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Medical-HMO (continued)
Magellan Health Services, Inc.†	2,223	$88,231
Molina Healthcare, Inc.†	777	18,974
Triple-S Management Corp., Class B†	795	14,032
		919,754
Medical-Hospitals — 1.7%
LifePoint Hospitals, Inc.†	72,340	1,987,180
MedCath Corp.†	574	10,447
Universal Health Services, Inc., Class B	21,500	1,154,335
		3,151,962
Medical-Nursing Homes — 0.1%
Assisted Living Concepts, Inc. Class A†	3,198	18,836
Ensign Group, Inc.	263	2,438
Kindred Healthcare, Inc.†	1,634	35,736
National Healthcare Corp.	397	19,334
Skilled Healthcare Group, Inc. Class A†	1,275	13,999
Sun Healthcare Group, Inc.†	2,443	32,101
		122,444
Medical-Outpatient/Home Medical — 0.1%
Air Methods Corp.†	593	28,683
Amedisys, Inc.†	1,476	58,066
Amsurg Corp.†	1,737	41,132
Apria Healthcare Group, Inc.†	2,482	49,020
Gentiva Health Services, Inc.†	1,570	34,163
Hythiam, Inc.†	2,057	2,489
LHC Group, Inc.†	825	13,860
Odyssey HealthCare, Inc.†	1,924	17,316
Res-Care, Inc.†	1,386	23,770
		268,499
Metal Processors & Fabrication — 1.6%
Ampco-Pittsburgh Corp.	412	17,712
CIRCOR International, Inc.	931	43,059
Dynamic Materials Corp.	688	29,722
Haynes International, Inc.†	3,353	184,013
Kaydon Corp.	20,278	890,407
Ladish Co,. Inc.†	825	29,700
LB Foster Co., Class A†	601	25,879
Mueller Industries, Inc.	14,712	424,441
Quanex Corp.	2,110	109,171
RBC Bearings, Inc.†	30,801	1,143,641
Sun Hydraulics Corp.	634	18,557
Trimas Corp.†	804	4,237
Worthington Industries, Inc.	3,689	62,233
		2,982,772
Metal Products-Distribution — 0.0%
A.M. Castle & Co.	801	21,627
Esmark, Inc.†	736	8,317
Lawson Products, Inc.	240	6,612
		36,556
Metal-Aluminum — 0.1%
Century Aluminum Co.†	1,663	110,157
Kaiser Aluminum Corp.	858	59,460
		169,617
Metal-Diversified — 0.1%
Apex Silver Mines, Ltd.†	3,339	40,469

Security Description	Shares	Market Value (Note 2)
Metal-Diversified (continued)
Hecla Mining Co.†	6,844	$76,379
		116,848
Mining — 0.0%
Royal Gold, Inc.	1,449	43,716
US Gold Corp.†	3,163	8,034
		51,750
Miscellaneous Manufacturing — 0.6%
American Railcar Industries, Inc.	562	11,426
AptarGroup, Inc.	26,066	1,014,749
Freightcar America, Inc.	697	23,907
Reddy Ice Holdings, Inc.	1,240	16,157
		1,066,239
Motion Pictures & Services — 0.2%
Macrovision Corp.†	34,317	463,279
MRI/Medical Diagnostic Imaging — 0.0%
Alliance Imaging, Inc.†	1,453	12,496
Nighthawk Radiology Holdings, Inc.†	1,200	11,232
Virtual Radiologic Corp.†	254	3,881
		27,609
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	2,862	51,573
Multimedia — 0.1%
Belo Corp., Class A	4,815	50,895
Entravision Communications Corp., Class A†	3,574	23,803
Gemstar-TV Guide International, Inc.†	14,246	66,956
Journal Communications, Inc., Class A	2,333	17,218
Martha Stewart Living Omnimedia, Inc., Class A†	1,515	11,256
Media General, Inc., Class A	1,259	17,651
		187,779
Music — 0.0%
Steinway Musical Instruments, Inc.†	459	13,091
Networking Products — 1.1%
3Com Corp.†	22,141	50,703
Acme Packet, Inc.†	1,258	10,051
Adaptec, Inc.†	6,743	19,824
Anixter International, Inc.†	1,756	112,454
Atheros Communications, Inc.†	3,355	69,918
BigBand Networks, Inc.†	692	3,965
Black Box Corp.	18,937	584,206
Extreme Networks, Inc.†	6,746	20,913
Foundry Networks, Inc.†	87,707	1,015,647
Hypercom Corp.†	3,036	13,176
Infinera Corp.†	972	11,664
Ixia†	2,493	19,346
Netgear, Inc.†	1,969	39,282
Polycom, Inc.†	5,215	117,546
Starent Networks Corp.†	739	9,977
Switch & Data Facilities Co., Inc.†	736	7,515
Veraz Networks, Inc.†	522	1,284
		2,107,471
Non-Ferrous Metals — 0.1%
Brush Engineered Materials, Inc.†	1,155	29,649
Horsehead Holding Corp.†	305	3,532

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Non-Ferrous Metals (continued)
RTI International Metals, Inc.†	1,312	$59,316
Uranium Resources, Inc.†	2,968	17,778
USEC, Inc.†	6,113	22,618
		132,893
Non-Hazardous Waste Disposal — 0.1%
Casella Waste Systems, Inc., Class A†	1,295	14,154
Waste Connections, Inc.†	3,903	119,978
Waste Industries USA, Inc.	288	10,411
Waste Services, Inc.†	1,097	8,908
		153,451
Office Automation & Equipment — 0.0%
IKON Office Solutions, Inc.	4,559	34,648
Office Furnishings-Original — 0.1%
CompX International, Inc.	60	552
Herman Miller, Inc.	3,220	79,115
Interface, Inc., Class A	3,113	43,738
Knoll, Inc.	2,827	32,624
		156,029
Office Supplies & Forms — 0.0%
ACCO Brands Corp.†	3,072	41,687
Ennis, Inc.	1,456	24,432
The Standard Register Co.	1,017	7,922
		74,041
Oil & Gas Drilling — 0.2%
Atlas America, Inc.	1,299	78,512
Atwood Oceanics, Inc.†	1,559	142,992
Bronco Drilling Co., Inc.†	1,482	23,875
Grey Wolf, Inc.†	10,517	71,305
Parker Drilling Co.†	6,351	41,027
Pioneer Drilling Co.†	2,824	44,986
		402,697
Oil Companies-Exploration & Production — 3.2%
APCO Argentina, Inc.	519	13,478
Approach Resources, Inc.†	495	7,762
Arena Resources, Inc.†	1,732	67,046
ATP Oil & Gas Corp.†	48,144	1,575,272
Berry Petroleum Co., Class A	2,247	104,463
Bill Barrett Corp.†	1,756	82,971
Bois d'Arc Energy, Inc.†	1,036	22,264
BPZ Energy, Inc.†	3,506	76,185
Brigham Exploration Co.†	2,599	15,776
Callon Petroleum Co.†	1,182	21,382
Carrizo Oil & Gas, Inc.†	1,518	89,972
Clayton Williams Energy, Inc.†	312	16,377
Comstock Resources, Inc.†	2,525	101,757
Concho Resources, Inc.†	1,312	33,640
Contango Oil & Gas Co.†	746	48,199
Delta Petroleum Corp.†	3,739	84,277
Denbury Resources, Inc.†	28,600	816,530
Edge Petroleum Corp.†	1,627	6,557
Encore Acquisition Co.†	3,021	121,686
Energy Partners, Ltd.†	1,611	15,256
EXCO Resources, Inc.†(6)	3,507	64,879
FX Energy, Inc.†	2,299	9,794
GeoGlobal Resources, Inc.†	1,787	4,986

Security Description	Shares	Market Value (Note 2)
Oil Companies-Exploration & Production (continued)
GeoMet, Inc.†	1,043	$6,946
GMX Resources, Inc.†	763	26,652
Goodrich Petroleum Corp.†	1,082	32,547
Gulfport Energy Corp.†	1,300	13,780
Harvest Natural Resources, Inc.†	1,985	23,939
Mariner Energy, Inc.†	4,956	133,861
McMoRan Exploration Co.†	2,563	44,314
Meridian Resource Corp.†	5,181	7,668
Oilsands Quest, Inc.†	7,921	31,209
Parallel Petroleum Corp.†	2,342	45,833
Penn Virginia Corp.	2,325	102,509
PetroHawk Energy Corp.†	10,929	220,438
Petroleum Development Corp.†	847	58,672
Petroquest Energy, Inc.†	2,363	40,974
Rex Energy Corp†	550	9,152
Rosetta Resources, Inc.†	2,888	56,807
Stone Energy Corp.†	1,594	83,382
Swift Energy Co.†	1,700	76,483
Toreador Resources Corp.†	867	6,745
TXCO Resources, Inc.†	1,920	23,770
Vaalco Energy, Inc.†	3,369	16,744
Venoco, Inc.†	812	9,435
Warren Resources, Inc.†	46,411	550,899
Whiting Petroleum Corp.†	2,392	154,643
XTO Energy, Inc.	14,457	894,310
		6,072,221
Oil Companies-Integrated — 0.0%
Delek US Holdings, Inc.	669	8,476
PetroCorp, Inc.(1)(2)	154	0
		8,476
Oil Field Machinery & Equipment — 0.6%
CARBO Ceramics, Inc.	1,154	46,275
Complete Production Services, Inc.†	2,432	55,790
Dril-Quip, Inc.†	1,515	70,402
Flotek Industries, Inc.†	1,305	19,040
Gulf Island Fabrication, Inc.	611	17,548
Lufkin Industries, Inc.	855	54,566
NATCO Group, Inc., Class A†	1,048	48,994
National-Oilwell Varco, Inc.†	13,370	780,541
T-3 Energy Services, Inc.†	348	14,811
		1,107,967
Oil Refining & Marketing — 0.1%
Alon USA Energy, Inc.	737	11,210
Crosstex Energy, Inc.	2,097	71,193
CVR Energy, Inc. †	1,139	26,231
Sulphco, Inc.†	2,675	11,155
		119,789
Oil-Field Services — 2.3%
Allis-Chalmers Energy, Inc.†	1,429	19,706
Basic Energy Services, Inc.†	2,325	51,336
Cal Dive International, Inc.†	2,433	25,254
Exterran Holdings, Inc.†	25,630	1,654,160
Geokinetics, Inc.†	378	6,849
Helix Energy Solutions Group, Inc.†	57,600	1,814,400
Hercules Offshore, Inc.†	4,724	118,667
Hornbeck Offshore Services, Inc.†	1,307	59,691

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Oil-Field Services (continued)
Matrix Service Co.†	1,512	$25,976
Newpark Resources, Inc.†	5,118	26,102
Oil States International, Inc.†	2,800	125,468
RPC, Inc.	1,834	27,858
Superior Offshore International, Inc.†	583	1,930
Superior Well Services, Inc.†	10,903	238,449
Trico Marine Services, Inc.†	676	26,344
Union Drilling, Inc.†	775	13,555
W-H Energy Services, Inc.†	1,730	119,110
Willbros Group, Inc.†	2,106	64,444
		4,419,299
Paper & Related Products — 0.2%
AbitibiBowater, Inc.	3,072	39,659
Boise, Inc.†	2,354	15,066
Buckeye Technologies, Inc.†	2,162	24,128
Glatfelter	2,561	38,697
Mercer International, Inc.†	1,815	12,651
Neenah Paper, Inc.	843	21,733
Potlatch Corp.	2,218	91,537
Rock-Tenn Co., Class A	1,890	56,643
Schweitzer-Mauduit International, Inc.	894	20,687
Wausau Paper Corp.	2,534	20,931
Xerium Technologies, Inc.	1,050	1,354
		343,086
Patient Monitoring Equipment — 0.0%
Aspect Medical Systems, Inc.†	885	5,399
Insulet Corp.†	476	6,854
Masimo Corp.†	780	20,280
		32,533
Pharmacy Services — 0.0%
HealthExtras, Inc.†	1,759	43,694
Physical Therapy/Rehabilation Centers — 1.7%
Healthsouth Corp.†	4,479	79,681
Psychiatric Solutions, Inc.†	78,288	2,655,529
RehabCare Group, Inc.†	36,893	553,395
		3,288,605
Physicians Practice Management — 0.2%
American Dental Partners, Inc.†	679	6,566
Athenahealth, Inc.†	395	9,350
Healthways, Inc.†	1,994	70,468
IPC The Hospitalist Co.†	336	6,646
Matria Healthcare, Inc.†	1,214	27,072
Pediatrix Medical Group, Inc.†	3,900	262,860
		382,962
Platinum — 0.0%
Stillwater Mining Co.†	2,382	36,850
Pollution Control — 0.0%
Fuel Tech, Inc.†	985	20,193
Poultry — 0.0%
Pilgrim's Pride Corp.	2,297	46,468
Sanderson Farms, Inc.	962	36,566
		83,034
Power Converter/Supply Equipment — 1.0%
Advanced Energy Industries, Inc.†	2,038	27,024

Security Description	Shares	Market Value (Note 2)
Power Converter/Supply Equipment (continued)
Hubbell, Inc., Class B	9,350	$408,501
Powell Industries, Inc.†	458	18,031
Power-One, Inc.†	4,002	12,846
PowerSecure International, Inc.†	114,900	1,352,373
Vicor Corp.	1,108	13,230
		1,832,005
Precious Metals — 0.1%
Coeur d'Alene Mines Corp.†	27,924	112,813
Printing-Commercial — 0.1%
Bowne & Co., Inc.	1,569	23,927
Cenveo, Inc.†	3,054	31,945
Consolidated Graphics, Inc.†	484	27,128
Multi-Color Corp.	459	10,263
Valassis Communications, Inc.†	2,725	29,566
VistaPrint, Ltd.†	2,454	85,768
		208,597
Private Corrections — 0.6%
Cornell Cos., Inc.†	605	13,588
Corrections Corp. of America†	38,100	1,048,512
Geo Group, Inc.†	2,868	81,566
		1,143,666
Protection/Safety — 0.0%
Landauer, Inc.	523	26,328
Protection One, Inc.†	376	3,606
		29,934
Publishing-Books — 0.0%
Courier Corp.	593	14,795
Scholastic Corp.†	1,747	52,882
		67,677
Publishing-Newspapers — 0.0%
AH Belo Corp.†	963	11,007
Dolan Media Co.†	635	12,770
GateHouse Media, Inc.	1,276	7,452
Lee Enterprises, Inc.	2,621	26,236
Sun-Times Media Group, Inc., Class A†	3,717	2,676
		60,141
Publishing-Periodicals — 0.0%
Playboy Enterprises, Inc., Class B†	1,259	10,488
Primedia, Inc.	2,512	18,463
Value Line, Inc.	77	3,534
		32,485
Quarrying — 0.1%
Compass Minerals International, Inc.	1,829	107,874
Vulcan Materials Co.	972	64,541
		172,415
Racetracks — 1.1%
Churchill Downs, Inc.	538	25,415
International Speedway Corp., Class A	28,800	1,186,560
Magna Entertainment Corp., Class A†	2,153	732
Speedway Motorsports, Inc.	30,694	769,499
		1,982,206
Radio — 0.1%
Citadel Broadcasting Corp.	10,380	17,231

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Radio (continued)
Cox Radio, Inc., Class A†	1,756	$20,861
Cumulus Media, Inc., Class A†	1,622	10,348
Emmis Communications Corp., Class A†	1,706	5,937
Entercom Communications Corp., Class A	1,736	17,239
Radio One, Inc., Class D†	4,373	6,647
Salem Communications Corp., Class A	542	2,173
Spanish Broadcasting System, Inc., Class A†	2,100	3,717
Westwood One, Inc.†	3,952	8,299
		92,452
Real Estate Investment Trusts — 4.3%
Acadia Realty Trust	1,826	44,098
Agree Reality Corp.	442	12,133
Alesco Financial, Inc.	3,479	10,020
Alexander's, Inc.†	114	40,413
Alexandria Real Estate Equities, Inc.	1,812	168,009
American Campus Communities, Inc.	1,541	42,162
American Financial Realty Trust†	7,416	58,883
Annaly Mtg. Management, Inc.	45,500	697,060
Anthracite Capital, Inc.	3,649	24,083
Anworth Mortgage Asset Corp.	4,302	26,371
Arbor Realty Trust, Inc.	770	11,612
Ashford Hospitality Trust, Inc.	6,031	34,256
Associated Estates Realty Corp.	825	9,438
BioMed Realty Trust, Inc.	38,924	929,894
BRT Realty Trust	423	5,926
Capital Lease Funding, Inc.	2,481	19,277
Capital Trust, Inc., Class A	776	20,913
CBRE Realty Finance, Inc.	1,649	6,645
Cedar Shopping Centers, Inc.	2,516	29,387
Chimera Investment Corp.	1,897	23,333
Corporate Office Properties Trust	2,220	74,614
Cousins Properties, Inc.	24,786	612,462
Crystal River Capital, Inc.	1,424	12,716
DCT Industrial Trust, Inc.	9,582	95,437
DiamondRock Hospitality Co.	5,375	68,101
Digital Realty Trust, Inc.	3,206	113,813
Duke Realty Corp.	9,830	224,222
Dupont Fabros Technology, Inc.	1,991	32,832
EastGroup Properties, Inc.	1,350	62,721
Education Realty Trust, Inc.	1,597	20,074
Entertainment Properties Trust	1,596	78,731
Equity Lifestyle Properties, Inc.	1,145	56,529
Equity One, Inc.	2,069	49,594
Extra Space Storage, Inc.	3,664	59,320
FelCor Lodging Trust, Inc.	3,550	42,707
First Industrial Realty Trust, Inc.	2,581	79,727
First Potomac Reality Trust	1,380	21,211
Franklin Street Properties Corp.	3,386	48,488
Getty Realty Corp.	986	15,707
Glimcher Realty Trust	2,114	25,283
GMH Communities Trust	1,803	15,650
Gramercy Capital Corp.	1,414	29,595
Healthcare Realty Trust, Inc.	2,883	75,390
Hersha Hospitality Trust	2,322	20,968

Security Description	Shares	Market Value (Note 2)
Real Estate Investment Trusts (continued)
Highwoods Properties, Inc.	3,235	$100,511
Home Properties, Inc.	1,890	90,701
Impac Mtg. Holdings, Inc.†	4,324	5,491
Inland Real Estate Corp.	3,305	50,269
Investors Real Estate Trust	3,207	31,364
Jer Investors Trust, Inc.	1,475	12,508
Kite Realty Group Trust	1,188	16,632
LaSalle Hotel Properties	22,330	641,541
Lexington Corporate Properties Trust	3,489	50,276
Liberty Property Trust	8,810	274,079
LTC Properties, Inc.	1,346	34,606
Luminent Mtg. Capital, Inc.†	2,359	1,439
Maguire Properties, Inc.	2,133	30,523
Medical Properties Trust, Inc.	3,682	41,680
MFA Mtg. Investments, Inc.	8,620	54,306
Mid-America Apartment Communities, Inc.	19,028	948,356
Mission West Properties	1,124	10,622
National Health Investors, Inc.	1,323	41,344
National Retail Properties, Inc.	4,064	89,611
Nationwide Health Properties, Inc.	5,416	182,790
Newcastle Investment Corp.	2,364	19,527
NorthStar Realty Finance Corp.	3,491	28,521
Omega Healthcare Investors, Inc.	3,825	66,402
Parkway Properties, Inc.	904	33,412
Pennsylvania Real Estate Investment Trust	1,827	44,561
Post Properties, Inc.	2,481	95,816
PS Business Parks, Inc.	905	46,970
RAIT Investment Trust	3,605	25,019
Ramco-Gershenson Properties Trust	1,058	22,334
Realty Income Corp.	5,743	147,136
Redwood Trust, Inc.	1,411	51,290
Resource Capital Corp.	1,255	9,500
Saul Centers, Inc.	609	30,596
Senior Housing Properties Trust	5,387	127,672
Sovran Self Storage, Inc.	1,232	52,619
Strategic Hotels & Resorts, Inc.	4,229	55,527
Sun Communities, Inc.	913	18,717
Sunstone Hotel Investors, Inc.	3,552	56,868
Tanger Factory Outlet Centers, Inc.	1,778	68,400
U-Store-It Trust	2,642	29,934
Universal Health Realty Income Trust	671	22,344
Urstadt Biddle Properties, Inc., Class A	1,204	18,939
Washington Real Estate Investment Trust	2,562	85,622
Winthrop Realty Trust	2,879	11,861
		8,028,041
Real Estate Management/Services — 0.0%
Deerfield Capital Corp.	3,792	5,347
Grubb & Ellis Co.	2,246	15,430
HFF, Inc., Class A†	924	4,629
Tarragon Corp.†	676	1,453
		26,859
Real Estate Operations & Development — 0.2%
American Land Lease, Inc.	14,630	301,086
Avatar Holdings, Inc.†	326	14,210

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Real Estate Operations & Development (continued)
Consolidated-Tomoka Land Co.	325	$18,216
FX Real Estate and Entertainment, Inc.†	430	2,528
Hilltop Holdings, Inc.†	2,699	28,070
Meruelo Maddux Properties, Inc.†	2,611	6,632
Stratus Properties, Inc.†	281	8,281
Thomas Properties Group, Inc.	1,355	11,897
		390,920
Recreational Centers — 0.0%
Life Time Fitness, Inc.†	1,904	59,424
Town Sports International Holdings, Inc.†	894	5,730
		65,154
Recreational Vehicles — 0.0%
Arctic Cat, Inc.	671	4,892
Polaris Industries, Inc.	1,907	78,206
		83,098
Rental Auto/Equipment — 0.1%
Aaron Rents, Inc.	2,629	56,629
Dollar Thrifty Automotive Group, Inc.†	1,222	16,668
Electro Rent Corp.	987	14,953
H&E Equipment Services, Inc.†	1,013	12,733
McGrath Rentcorp	1,433	34,550
Rent-A-Center, Inc.†	3,796	69,657
RSC Holdings, Inc.†	1,186	12,927
		218,117
Research & Development — 0.1%
Albany Molecular Research, Inc.†	1,390	16,875
Arrowhead Research Corp.†	1,919	5,431
Exponent, Inc.†	844	27,717
Kendle International, Inc.†	722	32,432
Parexel International Corp.†	3,164	82,580
PharmaNet Development Group, Inc.†	1,061	26,769
Senomyx, Inc.†	1,729	10,201
		202,005
Resorts/Theme Parks — 0.1%
Bluegreen Corp.†	1,211	8,114
Great Wolf Resorts, Inc.†	1,751	11,171
Six Flags, Inc.†	3,904	6,403
Vail Resorts, Inc.†	1,787	86,294
		111,982
Retail-Apparel/Shoe — 1.6%
Aeropostale, Inc.†	3,800	103,018
American Eagle Outfitters, Inc.	31,100	544,561
AnnTaylor Stores Corp.†	12,940	312,889
Bebe Stores, Inc.	1,445	15,534
Brown Shoe Co., Inc.	2,505	37,750
Buckle, Inc.	14,539	650,329
Cache, Inc.†	558	6,300
Casual Male Retail Group, Inc.†	2,062	8,660
Cato Corp., Class A	38,152	569,991
Charlotte Russe Holding, Inc.†	1,442	25,004
Charming Shoppes, Inc.†	6,624	31,994
Christopher & Banks Corp.	2,062	20,599
Collective Brands, Inc.†	3,715	45,026

Security Description	Shares	Market Value (Note 2)
Retail-Apparel/Shoe (continued)
Columbia Sportswear Co.	787	$34,652
Dress Barn, Inc.†	2,678	34,653
DSW, Inc., Class A†	923	11,953
Eddie Bauer Holdings, Inc.†	1,738	6,761
Genesco, Inc.†	1,295	29,927
Gymboree Corp.†	1,627	64,885
Hot Topic, Inc.†	2,525	10,883
J Crew Group, Inc.†	2,215	97,837
Jos. A. Bank Clothiers, Inc.†	1,029	21,094
Kenneth Cole Productions, Inc., Class A	556	9,419
Lululemon Athletica, Inc.†	716	20,356
Men's Wearhouse, Inc.	3,084	71,765
New York & Co., Inc.†	1,208	6,934
Pacific Sunwear of California, Inc.†	3,996	50,390
Shoe Carnival, Inc.†	494	6,684
Stage Stores, Inc.	2,471	40,030
Stein Mart, Inc.	1,505	8,458
Talbots, Inc.	1,321	14,240
The Children's Place Retail Stores, Inc.†	1,280	31,437
The Finish Line, Inc., Class A	2,394	11,395
Tween Brands, Inc.†	1,406	34,784
Under Armour, Inc., Class A†	1,408	51,533
Wet Seal, Inc., Class A†	4,817	16,330
		3,058,055
Retail-Appliances — 0.0%
Conn's, Inc.†	694	11,319
Retail-Arts & Crafts — 0.0%
A.C. Moore Arts & Crafts, Inc.†	1,154	7,870
Retail-Auto Parts — 0.0%
CSK Auto Corp.†	2,507	23,340
PEP Boys-Manny Moe & Jack	2,268	22,589
		45,929
Retail-Automobile — 0.2%
Asbury Automotive Group, Inc.	1,458	20,062
Group 1 Automotive, Inc.	1,297	30,453
Lithia Motors, Inc., Class A	24,355	247,447
Rush Enterprises, Inc., Class A†	1,888	29,906
Sonic Automotive, Inc.	1,665	34,216
		362,084
Retail-Bedding — 0.0%
Select Comfort Corp.†	2,667	9,601
Retail-Bookstore — 0.0%
Books-A-Million, Inc.	781	6,826
Borders Group, Inc.	3,335	19,576
		26,402
Retail-Computer Equipment — 0.0%
Insight Enterprises, Inc.†	2,751	48,142
PC Connection, Inc.†	531	4,206
Systemax, Inc.	605	7,296
		59,644
Retail-Convenience Store — 0.5%
Casey's General Stores, Inc.	37,333	843,726
The Pantry, Inc.†	1,302	27,446
		871,172

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Retail-Discount — 0.0%
99 Cents Only Stores†	2,670	$26,406
Citi Trends, Inc.†	791	14,594
Fred's, Inc.	2,282	23,390
Tuesday Morning Corp.†	1,642	8,506
		72,896
Retail-Drug Store — 0.0%
Longs Drug Stores Corp.	1,873	79,528
Retail-Fabric Store — 0.0%
Jo-Ann Stores, Inc.†	1,421	20,931
Retail-Hair Salons — 0.0%
Regis Corp.	2,520	69,275
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	1,045	11,119
Pier 1 Imports, Inc.†	5,030	31,588
		42,707
Retail-Jewelry — 0.0%
FGX International Holdings†	686	8,205
Movado Group, Inc.	980	19,100
Zale Corp.†	2,532	50,032
		77,337
Retail-Leisure Products — 0.2%
MarineMax, Inc.†	932	11,613
West Marine, Inc.†	63,766	444,449
		456,062
Retail-Misc./Diversified — 0.0%
Pricesmart, Inc.	762	21,115
Titan Machinery, Inc.†	315	5,891
		27,006
Retail-Office Supplies — 0.0%
School Specialty, Inc.†	1,127	35,546
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	1,689	61,480
EZCORP, Inc., Class A†	2,108	25,949
First Cash Financial Services, Inc.†	1,416	14,627
		102,056
Retail-Perfume & Cosmetics — 0.0%
Sally Beauty Holdings Inc.†	5,325	36,743
Ulta Salon Cosmetics & Fragrance, Inc.†	487	6,837
		43,580
Retail-Petroleum Products — 0.4%
World Fuel Services Corp.	28,623	803,448
Retail-Regional Department Stores — 0.2%
Bon-Ton Stores, Inc.	566	3,096
Dillard's, Inc., Class A	22,780	392,044
Retail Ventures, Inc.†	1,510	7,323
		402,463
Retail-Restaurants — 0.9%
AFC Enterprises, Inc.†	1,582	14,222
Benihana, Inc. Class A†	684	7,709
BJ's Restaurants, Inc.†	970	13,978
Bob Evans Farms, Inc.	1,770	48,834
Buffalo Wild Wings, Inc.†	872	21,364

Security Description	Shares	Market Value (Note 2)
Retail-Restaurants (continued)
California Pizza Kitchen, Inc.†	1,459	$19,128
Carrols Restaurant Group, Inc.†	551	4,920
CBRL Group, Inc.	1,260	45,070
CEC Entertainment, Inc.†	1,336	38,584
Chipotle Mexican Grill, Inc., Class B†	1,865	181,073
CKE Restaurants, Inc.	3,256	36,532
Denny's Corp.†	5,335	15,898
Domino's Pizza, Inc.	2,494	33,644
IHOP Corp.	992	47,517
Jack in the Box, Inc.†	3,378	90,767
Jamba, Inc.†	2,972	7,876
Krispy Kreme Doughnuts, Inc.†	3,691	11,258
Landry's Restaurants, Inc.	712	11,591
McCormick & Schmick's Seafood Restaurants, Inc.†	837	9,751
Morton's Restaurant Group, Inc.†	609	4,829
O'Charley's, Inc.	59,545	685,958
Papa John's International, Inc.†	1,225	29,657
PF Chang's China Bistro, Inc.†	1,376	39,134
Red Robin Gourmet Burgers, Inc.†	947	35,579
Ruby Tuesday, Inc.	21,293	159,698
Ruth's Chris Steak House, Inc.†	1,086	7,504
Sonic Corp.†	3,457	76,192
Texas Roadhouse, Inc., Class A†	2,999	29,390
The Steak n Shake Co.†	1,622	12,765
Triarc Cos., Inc., Class B	3,587	24,786
		1,765,208
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	1,294	11,348
Cabela's Inc., Class A†	2,212	31,322
Gander Mountain Co.†	249	1,514
Hibbett Sports, Inc.†	1,799	27,776
Zumiez, Inc.†	982	15,408
		87,368
Retail-Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	894	8,126
Retail-Video Rentals — 0.0%
Blockbuster, Inc., Class A†	10,931	35,635
Retirement/Aged Care — 0.0%
Capital Senior Living Corp.†	1,309	10,537
Emeritus Corp.†	695	14,498
Sunrise Senior Living, Inc.†	2,542	56,636
		81,671
Rubber-Tires — 0.3%
Cooper Tire & Rubber Co.	40,399	604,773
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	1,593	20,916
Satellite Telecom — 0.1%
GeoEye, Inc.†	996	25,886
Globalstar, Inc.†	1,107	8,070
Hughes Communications, Inc.†	366	18,549
ICO Global Communications Holdings, Ltd.†	5,856	18,095
Loral Space & Communications, Inc.†	652	15,544
		86,144

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Savings & Loans/Thrifts — 0.4%
Abington Bancorp, Inc.	563	$5,810
Anchor BanCorp Wisconsin, Inc.	1,114	21,133
BankAtlantic Bancorp, Inc., Class A	2,408	9,415
BankUnited Financial Corp., Class A	1,820	9,118
Beneficial Mutual Bancorp Inc†	2,077	20,541
Berkshire Hills Bancorp, Inc.	610	15,366
Brookline Bancorp, Inc.	3,316	38,068
Clifton Savings Bancorp, Inc.	640	6,451
Dime Community Bancshares	1,402	24,507
Downey Financial Corp.	1,201	22,074
First Financial Holdings, Inc.	680	15,953
First Niagara Financial Group, Inc.	6,023	81,853
First Place Financial Corp.	937	12,181
FirstFed Financial Corp.†	776	21,068
Flagstar Bancorp, Inc.	2,535	18,303
Flushing Financial Corp.	1,203	21,149
Franklin Bank Corp.†	1,400	4,242
Investors Bancorp, Inc.†	2,904	44,576
K-Fed Bancorp	297	3,389
Kearny Financial Corp.	1,220	13,359
NASB Financial, Inc.	201	5,266
NewAlliance Bancshares, Inc.	6,453	79,114
Northfield Bancorp, Inc.†	1,149	11,777
Northwest Bancorp, Inc.	1,042	28,478
Oritani Financial Corp.†	682	10,346
PFF BanCorp., Inc.	1,291	10,741
Provident Financial Services, Inc.	3,516	49,716
Provident New York Bancorp, Inc.	2,284	30,834
Rockville Financial, Inc.	509	6,973
Roma Financial Corp.	572	8,528
Sterling Financial Corp.	2,917	45,534
TierOne Corp.	995	11,224
United Community Financial Corp.	1,514	9,387
ViewPoint Financial Group	654	10,798
Wauwatosa Holdings, Inc.†	554	6,593
Westfield Financial, Inc.	592	5,784
WSFS Financial Corp.	358	17,642
		757,291
Schools — 0.2%
American Public Education, Inc.†	303	9,202
Capella Education Co.†	610	33,306
Corinthian Colleges, Inc.†	4,928	35,629
DeVry, Inc.	3,409	142,633
INVESTools, Inc.†	2,974	32,684
K12, Inc.†	352	6,917
Lincoln Educational Services Corp.†	268	3,216
Strayer Education, Inc.	826	125,965
Universal Technical Institute, Inc.†	1,199	14,064
		403,616
School-Day Care — 0.0%
Bright Horizons Family Solutions, Inc.†	1,488	64,044
Seismic Data Collection — 0.5%
Dawson Geophysical Co.†	433	29,228
ION Geophysical Corp.†	64,679	892,570
		921,798

Security Description	Shares	Market Value (Note 2)
Semiconductor Components-Integrated Circuits — 0.7%
Anadigics, Inc.†	3,560	$23,354
Cirrus Logic, Inc.†	5,018	33,721
Emulex Corp.†	4,856	78,862
Exar Corp.†	83,317	685,699
Hitte Microwave Corp.†	931	34,838
Maxim Integrated Products, Inc.	13,500	275,265
Micrel, Inc.	2,923	27,096
Pericom Semiconductor Corp.†	1,480	21,726
Sigma Designs, Inc.†	1,678	38,040
Standard Microsystems Corp.†	1,300	37,934
Techwell, Inc.†	855	9,268
TriQuint Semiconductor, Inc.†	7,914	40,045
		1,305,848
Semiconductor Equipment — 1.6%
Asyst Technologies, Inc.†	2,814	9,849
ATMI, Inc.†	1,962	54,602
Axcelis Technologies, Inc.†	5,784	32,390
Brooks Automation, Inc.†	26,730	259,816
Cabot Microelectronics Corp.†	1,352	43,467
Cohu, Inc.	1,294	21,027
Credence Systems Corp.†	5,766	9,802
Entegris, Inc.†	124,236	893,257
FormFactor, Inc.†	2,716	51,876
Kulicke and Soffa Industries, Inc.†	124,468	594,957
LTX Corp.†	3,549	11,144
Mattson Technology, Inc.†	2,808	17,101
MKS Instruments, Inc.†	2,592	55,469
Photronics, Inc.†	2,378	22,710
Rudolph Technologies, Inc.†	1,657	16,189
Semitool, Inc.†	1,280	10,650
Tessera Technologies, Inc.†	2,725	56,680
Ultra Clean Holdings, Inc.†	1,078	10,564
Ultratech, Inc.†	1,324	12,724
Veeco Instruments, Inc.†	1,772	29,468
Verigy, Ltd.†	37,580	708,007
		2,921,749
Software Tools — 0.0%
ArcSight, Inc.†	391	2,702
Borland Software Corp.†	4,152	8,387
MedAssets, Inc.†	829	12,286
		23,375
Specified Purpose Acquisitions — 0.0%
Energy Infrastructure Acquisition Corp.†	1,277	12,706
Information Services Group Inc†	1,416	7,306
Marathon Acquisition Corp.†	2,155	16,637
NTR Acquisition Co†	1,400	13,398
		50,047
Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc., Class A	6,531	53,424
Northwest Pipe Co.†	509	21,627
Valmont Industries, Inc.	1,058	92,988
		168,039
Steel-Producers — 0.1%
Carpenter Technology Corp.	2,440	136,567
Olympic Steel, Inc.	497	22,414
Schnitzer Steel Industries, Inc, Class A.	1,244	88,349
		247,330

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Steel-Specialty — 0.0%
Universal Stainless & Alloy Products, Inc.†	378	$11,230
Storage/Warehousing — 0.0%
Mobile Mini, Inc.†	2,043	38,817
Sugar — 0.0%
Imperial Sugar Co.	669	12,591
Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	2,310	53,569
Telecom Equipment-Fiber Optics — 0.1%
Avanex Corp.†	11,095	7,877
Finisar Corp.†	15,259	19,531
Harmonic, Inc.†	5,296	40,250
MRV Communications, Inc.†	9,018	12,355
Oplink Communications, Inc.†	1,174	10,413
Sycamore Networks, Inc.†	10,486	38,379
		128,805
Telecom Services — 0.3%
Advanced Radio Telecom Corp.†(1)(2)	200	0
Cbeyond, Inc.†	1,174	22,059
Consolidated Communications Holdings, Inc.	1,336	20,214
Fairpoint Communications, Inc.	5,128	46,254
FiberTower Corp.†	5,870	10,331
Global Crossing Ltd†	2,029	30,760
Harris Stratex Networks, Inc.†	1,437	14,413
Hungarian Telephone & Cable†	214	3,713
Iowa Telecommunications Services, Inc.	1,804	31,985
Knology, Inc.†	1,483	19,205
MasTec, Inc.†	2,416	19,835
Neutral Tandem, Inc.†	379	6,826
NTELOS Holdings Corp.	1,578	38,188
Orbcomm, Inc.†	1,517	7,524
PAETEC Holding Corp.†	4,245	28,272
Premiere Global Services, Inc.†	3,512	50,362
RCN Corp.†	1,741	19,464
SAVVIS, Inc.†	1,563	25,430
Time Warner Cable, Inc., Class A†	8,230	127,483
USA Mobility, Inc.†	1,313	9,375
Vonage Holdings Corp.†	3,694	6,834
		538,527
Telecommunication Equipment — 0.6%
ADTRAN, Inc.	3,117	57,665
Anaren, Inc.†	839	10,622
Arris Group, Inc.†	7,618	44,337
Comtech Telecommunications Corp.†	1,317	51,363
CPI International, Inc.†	409	4,057
Ditech Networks, Inc.†	1,470	4,322
Network Equipment Technologies, Inc.†	1,663	10,926
OpNext, Inc.†	1,073	5,848
Optium Corp.†	667	4,689
Plantronics, Inc.	37,754	729,030
Preformed Line Products Co.	136	6,620
ShoreTel, Inc.†	493	2,524
Sonus Networks, Inc.†	15,205	52,305
Symmetricom, Inc.†	2,652	9,255

Security Description	Shares	Market Value (Note 2)
Telecommunication Equipment (continued)
Tekelec†	3,466	$43,152
UTStarcom, Inc.†	6,056	17,199
		1,053,914
Telephone-Integrated — 0.1%
Alaska Communications Systems Group, Inc.	2,429	29,731
Atlantic Tele-Network, Inc.	536	18,133
Cincinnati Bell, Inc.†	14,093	60,036
General Communication, Inc., Class A†	3,055	18,758
IDT Corp., Class B†	2,592	10,031
Shenandoah Telecom Co.	1,328	19,708
SureWest Communications	827	12,785
		169,182
Television — 0.0%
Lin TV Corp., Class A†	1,553	14,924
Sinclair Broadcast Group, Inc., Class A	2,801	24,957
		39,881
Textile-Apparel — 0.0%
Cherokee, Inc.	428	14,411
Perry Ellis International, Inc.†	649	14,167
		28,578
Theaters — 0.4%
Carmike Cinemas, Inc.	699	7,186
Cinemark Holdings, Inc.	1,594	20,387
National CineMedia, Inc.	31,591	710,166
		737,739
Therapeutics — 0.4%
Alexza Pharmaceuticals, Inc.†	1,160	7,981
Allos Therapeutics, Inc.†	2,393	14,549
Alnylam Pharmaceuticals, Inc.†	1,991	48,580
Altus Pharmaceuticals, Inc.†	1,177	5,355
BioMarin Pharmaceuticals, Inc.†	5,449	192,731
CV Therapeutics, Inc.†	3,381	24,107
Cypress Bioscience, Inc.†	2,105	15,072
CytRx Corp.†	4,947	5,689
Dendreon Corp.†	4,753	22,909
Discovery Laboratories, Inc.†	5,483	12,885
Isis Pharmaceuticals, Inc.†	5,288	74,614
Mannkind Corp.†	3,007	17,952
Medarex, Inc.†	7,166	63,419
Nabi Biopharmaceuticals†	3,005	12,080
Neurocrine Biosciences, Inc.†	2,192	11,837
Neurogen Corp.†	1,774	3,300
Onyx Pharmaceuticals, Inc.†	3,111	90,312
Progenics Pharmaceuticals, Inc.†	1,455	9,501
The Medicines Co.†	2,944	59,469
Trubion Pharmaceuticals, Inc.†	498	4,701
United Therapeutics Corp.†	1,265	109,676
Vanda Pharmaceuticals, Inc.†	1,532	5,929
Vivus, Inc.†	3,324	20,044
		832,692
Tobacco — 0.1%
Alliance One International, Inc.†	5,448	32,906
Universal Corp.	1,537	100,719
Vector Group, Ltd.	1,766	31,064
		164,689

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Tools-Hand Held — 0.4%
Snap-on, Inc.	13,540	$688,509
Toys — 0.1%
JAKKS Pacific, Inc.†	1,601	44,139
Leapfrog Enterprises, Inc.†	1,966	13,860
Marvel Entertainment, Inc.†	2,821	75,575
		133,574
Transactional Software — 0.1%
ACI Worldwide, Inc†	2,115	42,131
Bottomline Technologies, Inc.†	1,234	15,548
Innerworkings, Inc.†	1,327	18,618
Solera Holdings, Inc.†	1,494	36,394
Synchronoss Technologies, Inc.†	1,048	20,991
		133,682
Transport-Air Freight — 0.0%
ABX Air, Inc.†	3,571	10,499
Atlas Air Worldwide Holdings, Inc.†	758	41,690
		52,189
Transport-Equipment & Leasng — 0.0%
AMERCO†	569	32,484
Greenbrier Cos., Inc.	910	24,133
TAL International Group, Inc.	935	22,038
Textainer Group Holdings, Ltd.	393	5,927
		84,582
Transport-Marine — 0.8%
American Commercial Lines, Inc.†	2,853	45,077
Arlington Tankers, Ltd.	756	15,876
Double Hull Tankers, Inc.	1,209	12,827
Eagle Bulk Shipping, Inc.	2,656	68,418
Genco Shipping & Trading, Ltd.	1,142	64,443
General Maritime Corp.	1,625	38,366
Golar LNG, Ltd.	1,984	36,248
Gulfmark Offshore, Inc.†	1,301	71,191
Horizon Lines, Inc. Class A	1,701	31,656
Kirby Corp.†	16,180	922,260
Knightsbridge Tankers, Ltd.	972	25,933
Nordic American Tanker Shipping	1,703	47,684
Ship Finance International, Ltd. (New York)	1,788	46,989
TBS Intrenational, Ltd., Class A†	281	8,486
Teekay Tankers, Ltd., Class A	768	13,148
Ultrapetrol Bahamas, Ltd.†	865	8,858
		1,457,460
Transport-Rail — 0.0%
Genesee & Wyoming, Inc., Class A†	1,777	61,129
Transport-Services — 0.3%
Bristow Group, Inc.†	1,150	61,721
Dynamex, Inc.†	603	15,256
Hub Group, Inc., Class A†	2,205	72,522
Pacer International, Inc.	27,408	450,313
PHI, Inc.†	775	24,444
Universal Truckload Services, Inc.†	339	7,075
		631,331
Transport-Truck — 0.2%
Arkansas Best Corp.	1,283	40,876

Security Description	Shares	Market Value (Note 2)
Transport-Truck (continued)
Celadon Group, Inc.†	1,246	$12,061
Forward Air Corp.	1,716	60,815
Heartland Express, Inc.	3,295	46,987
Knight Transportation, Inc.	3,253	53,544
Marten Transport, Ltd.†	872	13,533
Old Dominion Freight Lines, Inc.†	1,688	53,729
Patriot Transportation Holding, Inc.†	92	7,217
Saia, Inc.†	765	12,133
Werner Enterprises, Inc.	2,644	49,073
		349,968
Travel Services — 0.0%
Ambassadors Group, Inc.	896	16,925
Ambassadors International, Inc.	494	3,661
		20,586
Ultra Sound Imaging Systems — 0.0%
SonoSite, Inc.†	944	26,838
Veterinary Diagnostics — 0.4%
Animal Health International, Inc.†	72,073	788,479
Veterinary Products — 0.0%
PetMed Express, Inc.†	1,217	13,497
Vitamins & Nutrition Products — 0.0%
Mannatech, Inc.	880	6,274
Synutra International, Inc.†	246	7,688
Tiens Biotech Group USA, Inc.†	170	360
USANA Health Sciences, Inc.†	480	10,575
		24,897
Water — 0.8%
American States Water Co.	970	34,920
Aqua America, Inc.	71,700	1,346,526
California Water Service Group	1,114	42,499
Consolidated Water Co., Inc.	818	18,021
PICO Holdings, Inc.†	866	26,179
SJW Corp.	863	24,673
Southwest Water Co.	1,374	15,210
		1,508,028
Water Treatment Systems — 0.5%
Nalco Holding Co.	41,200	871,380
Web Hosting/Design — 0.1%
Equinix, Inc.†	2,046	136,038
NIC, Inc.	2,233	15,877
Terremark Worldwide, Inc.†	2,886	15,815
		167,730
Web Portals/ISP — 0.1%
EarthLink, Inc.†	6,289	47,482
Sohu.com, Inc.†	1,563	70,538
Trizetto Group, Inc.†	2,427	40,507
United Online, Inc.	3,797	40,096
		198,623
Wire & Cable Products — 0.1%
Belden, Inc.	2,562	90,490
Coleman Cable, Inc.†	478	5,258
Encore Wire Corp.	1,329	24,201
Insteel Industries, Inc.	1,041	12,107
Superior Essex, Inc.†	1,162	32,675
		164,731

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)
COMMON STOCK (continued)
Wireless Equipment — 0.1%
Airvana Inc†	457	$2,390
Aruba Networks, Inc.†	464	2,417
Audiovox Corp., Class A†	957	10,221
EMS Technologies, Inc.†	873	23,693
InterDigital, Inc.†	2,669	52,873
Nextwave Wireless, Inc.†	1,686	8,514
Novatel Wireless, Inc.†	1,836	17,773
Powerwave Technologies, Inc.†	7,418	18,916
RF Micro Devices, Inc.†	15,040	40,006
ViaSat, Inc.†	1,377	29,909
		206,712
Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	296	2,569
X-Ray Equipment — 0.2%
Hologic, Inc.†	6,961	387,032
Total Common Stock (cost $180,064,923)		167,480,315
PREFERRED STOCK — 0.0%
Home Furnishings — 0.0%
O'Sullivan Industries Holdings, Inc. 12.00%(1) (cost $274)	183	0
RIGHTS — 0.0%
Finance-Mortgage Loan/Banker — 0.0%
Centerline Holding Company Expires 04/04/08†	2,899	0
Investment Companies — 0.0%
Ares Capital Corp.	1,316	737
MCG Capital Corp. Expires 04/18/08†	508	544
		1,281
Real Estate Operations & Development — 0.0%
FX Real Estate and Entertainment, Inc. Expires 04/11/08†	215	17
Total Rights (cost $0)		1,298
EXCHANGE TRADED FUNDS — 1.9%
Index Fund — 1.9%
iShares Nasdaq Biotechnology Index Fund	9,430	714,888
iShares Russell 2000 Small Cap Index Fund	41,400	2,836,314
		3,551,202
Registered Investment Companies — 0.0%
Kayne Anderson Energy Development Fund	570	14,193
Total Exchange Traded Funds (cost $3,667,921)		3,565,395

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES — 0.0%
Metal Processors & Fabrication — 0.0%
Mueller Industries, Inc. Sub. Notes 6.00% due 11/01/14 (cost $9,000)	$9,000	$7,898
Total Long-Term Investment Securities (cost $183,742,118)		171,054,906
SHORT-TERM INVESTMENT SECURITIES — 0.5%
U.S. Government Agencies — 0.4%
Federal Home Loan Bank Disc. Notes 1.50% due 04/01/08	800,000	800,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills 3.62% due 06/12/08(3)	100,000	99,741
Total Short-Term Investment Securities (cost $899,744)		899,741
REPURCHASE AGREEMENTS — 6.5%
Agreement with State Street Bank & Turst Co., bearing interest at 0.40%, dated 03/31/08, to be repurchased 04/01/08 in the amount of $129,001 and collateralized by $130,000 of United States Treasury Bonds, bearing interest at 4.38%, due 02/15/38 and having an approximate value of $133,575	129,000	129,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 03/31/08, to be repurchased 04/01/08 in the amount of $2,754,038 and collateralized by $2,630,000 of United States Treasury Bonds, bearing interest at 4.00%, due 03/15/10 and having an approximate value of $2,810,813.	2,754,000	2,754,000
State Street Bank & Trust Co. Joint Repurchase Agreement(4)	9,357,000	9,357,000
Total Repurchase Agreements (cost $12,240,000)		12,240,000
TOTAL INVESTMENTS (cost $196,881,862)(5)	97.5%	184,194,647
Other assets less liabilities	2.5	4,800,948
NET ASSETS	100.0%	$188,995,595

†  Non-income producing security

(1)  Illiquid security

(2)  Fair valued security; see Note 2

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 2 for details of Joint Repurchase Agreements.

(5)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

(6)  To the extent permitted by the Statement of Additional Information, the Small Cap Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2008, the Small Cap Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Shares/ Acquisition Cost	Market Value	Market Per Share	Value % of Net Assets
EXCO Resources, Inc.	06/21/06	1,623	$14,564
	06/30/06	31	353
	09/14/06	195	2,814
	09/22/06	95	1,282
	09/28/06	73	906
	10/11/06	89	1,143
	10/17/06	131	1,836
	11/15/06	229	3,229
	02/16/07	68	1,193
	04/26/07	75	1,312
	06/08/07	57	1,001
	06/25/07	336	6,316
	07/13/07	104	1,852
	08/17/07	97	1,501
	09/20/07	87	1,484
	10/05/07	77	1,304
	01/03/08	140	2,131
		3,507	$44,221	$64,879	$18.50	0.03%
iPCS, Inc.	06/30/06	500	$24,253
	09/14/06	63	3,268
	09/21/06	30	1,575
	09/28/06	16	850
	10/10/06	24	1,304
	10/16/06	38	2,079
	10/30/06	35	1,889
	12/15/06	64	3,332
	02/15/07	13	691
	04/25/07	24	1,177
	06/07/07	21	693
	07/12/07	29	968
	08/16/07	27	850
	09/19/07	43	1,453
	02/07/08	40	931
		967	$45,313	$22,579	$23.35	0.0%

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2008	Unrealized Appreciation (Depreciation)
3	Long	Russell 2000 Index	June 2008	$976,963	$1,035,000	$58,037

ADR — American Depository Receipt

See Notes to Financial Statements

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited)

Industry Allocation*
Banks-Commercial	10.5%
Medical-Drugs	5.6
Oil Companies-Integrated	4.0
Electric-Integrated	3.6
Food-Retail	3.4
Cellular Telecom	3.0
Diversified Minerals	3.0
Insurance-Multi-line	2.7
Telephone-Integrated	2.7
Food-Misc.	2.6
Finance-Investment Banker/Broker	2.3
Oil Companies-Exploration & Production	1.8
Auto-Cars/Light Trucks	1.8
Import/Export	1.7
Repurchase Agreements	1.7
Insurance-Life/Health	1.7
Chemicals-Diversified	1.6
Brewery	1.5
Aerospace/Defense	1.5
Diversified Manufacturing Operations	1.4
Telecom Services	1.4
Real Estate Operations & Development	1.4
Oil-Field Services	1.3
Multimedia	1.2
Diversified Operations	1.1
Real Estate Management/Services	1.0
Engineering/R&D Services	1.0
Soap & Cleaning Preparation	1.0
Index Fund	1.0
Water	1.0
Tobacco	1.0
Electronic Components-Semiconductors	0.9
Steel-Producers	0.9
Building-Residential/Commercial	0.8
Retail-Misc./Diversified	0.8
Beverages-Wine/Spirits	0.8
Transport-Rail	0.8
Dialysis Centers	0.8
Electric-Distribution	0.8
Enterprise Software/Service	0.6
U.S. Government Agencies	0.6
Audio/Video Products	0.6
Electric Products-Misc.	0.6
Publishing-Books	0.6
Platinum	0.6
Semiconductor Components-Integrated Circuits	0.6
Computer Services	0.6
Metal-Iron	0.6
Office Automation & Equipment	0.5
Advertising Services	0.5
Machinery-Construction & Mining	0.5
Distribution/Wholesale	0.5
Power Converter/Supply Equipment	0.5
Toys	0.5
Chemicals-Specialty	0.4
Metal-Diversified	0.4
Wireless Equipment	0.4
Building Products-Doors & Windows	0.4
Wire & Cable Products	0.4
Building & Construction-Misc.	0.4
Applications Software	0.4

Transport-Marine	0.4%
MRI/Medical Diagnostic Imaging	0.3
Gas-Distribution	0.3
Electronic Components-Misc.	0.3
Metal-Aluminum	0.3
Machinery-General Industrial	0.3
Retail-Consumer Electronics	0.3
Entertainment Software	0.3
Television	0.3
Aerospace/Defense-Equipment	0.3
Airlines	0.3
Food-Wholesale/Distribution	0.2
Diversified Financial Services	0.2
Insurance-Property/Casualty	0.2
Building Products-Cement	0.2
Publishing-Newspapers	0.2
Finance-Other Services	0.2
Real Estate Investment Trusts	0.2
Insurance-Reinsurance	0.2
Cosmetics & Toiletries	0.2
Building-Heavy Construction	0.2
Coal	0.2
Transport-Services	0.2
Building & Construction Products-Misc.	0.2
Optical Supplies	0.2
Retail-Hypermarkets	0.2
Retail-Apparel/Shoe	0.1
Medical Products	0.1
Rubber-Tires	0.1
Machinery-Electrical	0.1
Agricultural Chemicals	0.1
Retail-Jewelry	0.1
Auto/Truck Parts & Equipment-Original	0.1
Retail-Major Department Stores	0.1
Diversified Operations/Commercial Services	0.1
Investment Management/Advisor Services	0.1
Paper & Related Products	0.1
Industrial Gases	0.1
Photo Equipment & Supplies	0.1
Metal Processors & Fabrication	0.1
Public Thoroughfares	0.1
Seismic Data Collection	0.1
Oil Refining & Marketing	0.1
Human Resources	0.1
Property Trust	0.1
U.S. Government Treasuries	0.1
Gambling (Non-Hotel)	0.1
Hotels/Motels	0.1
Semiconductor Equipment	0.1
Textile-Products	0.1
Athletic Footwear	0.1
Machine Tools & Related Products	0.1
Energy-Alternate Sources	0.1
Printing-Commercial	0.1
Electric-Generation	0.1
Food-Catering	0.1
Telecommunication Equipment	0.1
Investment Companies	0.1
97.9%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited) (continued)

Country Allocation*
United Kingdom	17.6%
Japan	15.4
France	11.5
Germany	9.4
Switzerland	6.5
Italy	4.3
Australia	3.7
United States	3.4
Hong Kong	2.8
Spain	2.8
Netherlands	2.0
Norway	2.0
Belgium	1.6
Canada	1.3
South Africa	1.2
South Korea	1.0
Greece	0.9
Taiwan	0.9
Singapore	0.9
Russia	0.9
Mexico	0.9
Sweden	0.8
Denmark	0.7
Finland	0.6
Austria	0.6
Bermuda	0.5
India	0.5
Portugal	0.5
Egypt	0.5
Indonesia	0.4
Brazil	0.4
Cyprus	0.4
Luxembourg	0.3
Ireland	0.2
China	0.2
Philippines	0.2
Cayman Islands	0.1
97.9%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK — 94.4%
Australia — 3.7%
ABC Learning Centers, Ltd.	3,745	$4,813
AGL Energy, Ltd.	4,420	44,697
Alumina, Ltd.	255,589	1,312,988
Amcor, Ltd.	8,926	58,427
AMP, Ltd.	19,115	137,621
Ansell, Ltd.	714	7,603
Aristocrat Leisure, Ltd.	3,550	31,242
Asciano Group	5,689	20,882
ASX, Ltd.	1,741	59,811
Australia and New Zealand Banking Group, Ltd.	19,049	394,206
Axa Asia Pacific Holdings, Ltd.	8,691	43,855
Babcock & Brown, Ltd.	2,397	32,529
Bendigo Bank, Ltd.	2,679	29,240
BHP Billiton, Ltd.	125,464	4,122,165
Billabong International, Ltd.	1,691	20,198
BlueScope Steel, Ltd.	7,569	68,968
Boart Longyear Group	262,980	441,400
Boral, Ltd.	6,142	35,227
Brambles, Ltd.	14,517	132,821
Caltex Australia, Ltd.	1,376	16,404
CFS Retail Property Trust	14,863	29,476
Challenger Financial Services Group, Ltd.	3,669	6,150
Coca-Cola Amatil, Ltd.	5,388	41,855
Cochlear, Ltd.	566	28,441
Commonwealth Bank of Australia	13,416	514,797
Commonwealth Property Office Fund	7,419	9,047
Computershare, Ltd.	4,816	38,652
Crown, Ltd.	4,562	43,877
CSL, Ltd.	5,610	189,237
CSR, Ltd.	9,822	28,811
Dexus Property Group	29,895	46,529
Downer EDI, Ltd.	1,567	9,026
Fairfax Media, Ltd.	12,345	39,269
Fortescue Metals Group, Ltd.†	12,852	76,948
Foster's Group, Ltd.	19,649	91,941
Futuris Corp., Ltd.	3,084	5,352
Goodman Fielder, Ltd.	13,509	22,263
GPT Group	21,407	64,372
Harvey Norman Holdings, Ltd.	5,415	19,414
Iluka Resources, Ltd.	1,234	5,244
Incitec Pivot, Ltd.	513	66,033
ING Industrial Fund	5,124	9,974
Insurance Australia Group, Ltd.	18,892	63,191
Leighton Holdings, Ltd.	1,417	55,697
Lend Lease Corp., Ltd.	3,680	44,703
Lion Nathan, Ltd.	2,995	23,950
Macquarie Airports Management, Ltd.	7,009	20,954
Macquarie Communications I Infrastructure Group	2,223	8,563
Macquarie Goodman Group	14,858	58,864
Macquarie Group, Ltd.	28,428	1,381,546
Macquarie Infrastructure Group	24,944	64,002
Macquarie Office Trust	20,690	17,207
Mirvac Group	10,573	39,215
National Australia Bank, Ltd.	16,549	458,262

Security Description	Shares	Market Value (Note 2)(6)
Australia (continued)
Newcrest Mining, Ltd.	4,616	$141,090
OneSteel, Ltd.	7,596	44,459
Orica, Ltd.	3,139	83,814
Origin Energy, Ltd.	8,922	74,842
Oxiana, Ltd.	14,171	41,401
Pacific Brands, Ltd.	2,560	4,726
Paladin Resources, Ltd.†	5,528	25,883
PaperlinX, Ltd.	2,297	5,787
Perpetual, Ltd.	380	18,701
Qantas Airways, Ltd.	9,661	34,797
QBE Insurance Group, Ltd.	9,031	183,822
Rio Tinto, Ltd.	2,913	325,756
Santos, Ltd.	5,973	79,928
Sims Group, Ltd.	1,559	42,673
Sonic Healthcare, Ltd.	106,699	1,343,955
St. George Bank, Ltd.	2,831	66,777
Stockland	14,789	94,775
Suncorp-Metway, Ltd.	9,492	112,040
TABCORP Holdings, Ltd.	5,352	69,210
Tattersall's, Ltd.	10,966	34,876
Telstra Corp., Ltd.	29,690	119,648
Telstra Corp., Ltd. INS RECP	14,875	38,328
Toll Holdings, Ltd.	5,588	51,171
Transurban Group	11,043	65,599
Wesfarmers, Ltd.	5,554	203,879
Wesfarmers, Ltd. PPS	1,478	54,593
Westfield Group	17,822	291,027
Westpac Banking Corp.	19,016	414,417
Woodside Petroleum, Ltd.	4,912	244,495
Woolworths, Ltd.	12,378	328,894
WorleyParsons, Ltd.	1,525	46,840
Zinifex, Ltd.	4,964	45,489
		15,371,651
Austria — 0.6%
Andritz AG	397	21,875
bwin Interactive Entertainment AG†	132	4,354
Erste Bank der Oesterreichischen Sparkassen AG	1,934	125,864
Flughafen Wien AG	54	6,508
Immoeast AG†	4,250	40,922
Immofinanz AG	4,680	50,690
Mayr-Melnhof Karton AG	43	4,346
Meinl European Land, Ltd.†	3,058	34,970
Oesterreichische Elektrizitaetswirtschafts AG	785	56,004
OMV AG	1,681	111,076
Raiffeisen International Bank Holding AG	11,751	1,608,543
RHI AG†	133	5,356
Telekom Austria AG	3,517	72,781
Voestalpine AG	1,173	81,746
Wiener Staedtische Versicherung AG	320	24,522
Wienerberger AG	813	43,411
		2,292,968

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK (continued)
Belgium — 1.6%
AGFA Gevaert NV†	657	$5,147
Barco NV	58	4,159
Bekaert NV	61	8,875
Belgacom SA	1,722	76,245
Cofinimmo	43	9,307
Colruyt SA	168	43,378
Compagnie Maritime Belge SA	73	4,921
Compagnie Nationale a Portefeuille	201	15,309
Delhaize Group	26,507	2,084,099
Dexia SA	5,359	152,677
Euronav NV†	120	4,566
Fortis	21,323	536,107
Group Bruxelles Lambert SA	822	100,287
InBev NV	23,080	2,034,874
KBC Ancora	158	16,251
KBC Groep NV†	10,976	1,423,072
Mobistar SA	322	29,176
Omega Pharma SA	95	4,403
S.A D'Ieteren NV	15	5,340
Solvay SA	647	82,744
Total SA VVPR†	288	5
UCB SA	1,121	39,006
Umicore†	1,257	65,568
		6,745,516
Bermuda — 0.5%
C C Land Holdings, Ltd.	10,000	9,706
Cheung Kong Infrastructure Holdings, Ltd.	4,000	16,086
Chinese Estates Holdings, Ltd.	5,000	7,801
Esprit Holdings, Ltd.	149,000	1,786,554
Frontline, Ltd.	303	13,870
Giordano International, Ltd.	6,000	2,439
Kerry Properties, Ltd.	6,500	39,638
Li & Fung, Ltd.	21,200	78,910
Noble Group, Ltd.	11,000	17,750
NWS Holdings, Ltd.	4,000	13,607
Orient Overseas International, Ltd.	2,600	15,249
Pacific Basin Shipping, Ltd.	13,000	21,740
SeaDrill, Ltd.	2,611	70,292
Shangri-La Asia, Ltd.	12,000	32,558
Yue Yuen Industrial Holdings, Ltd.	6,000	18,796
		2,144,996
Brazil — 0.4%
Energias do Brasil	50,738	757,586
Souza Cruz SA	40,700	1,055,133
		1,812,719
Canada — 1.3%
Addax Petroleum Corp.	68,860	2,733,738
Equinox Minerals, Ltd.†	250,400	1,190,464
Teck Cominco, Ltd.	34,549	1,416,696
		5,340,898
Cayman Islands — 0.1%
ASM Pacific Technology, Ltd.	2,000	14,520
Belle International Holdings, Ltd.	21,000	21,914
Foxconn International Holdings, Ltd.†	21,000	28,595

Security Description	Shares	Market Value (Note 2)(6)
Cayman Islands (continued)
Hutchison Telecommunications International, Ltd.	15,000	$21,463
Kingboard Chemical Holdings, Ltd.	6,000	21,392
Lee & Man Paper Manufactoring, Ltd.	4,000	6,398
Lifestyle International Holdings, Ltd.	7,000	14,737
Parkson Retail Group, Ltd.	1,000	8,429
Shui On Land, Ltd.	19,077	18,065
Tencent Holdings, Ltd.	9,000	51,117
Tingyi Cayman Islands Holding Corp.	16,000	21,202
		227,832
China — 0.2%
Yanzhou Coal Mining Co., Ltd.	515,000	724,566
Cyprus — 0.4%
ProSafe ASA	91,292	1,439,211
Denmark — 0.7%
AP Moller - Maersk A/S, Series A	3	33,271
AP Moller - Maersk A/S, Series B	11	122,931
Bang & Olufsen A/S, Class B	52	3,251
Carlsberg A/S	361	46,184
Coloplast A/S	293	26,781
D/S Torm A/S	149	4,424
Danisco A/S	499	36,464
Danske Bank A/S	4,663	172,318
DSV A/S†	2,055	45,024
East Asiatic Co., Ltd. A/S	61	5,342
FLSmidth & Co. A/S	513	50,883
GN Store Nord A/S†	954	4,771
H. Lundbeck A/S	311	7,777
Jyske Bank A/S†	590	39,669
NKT Holding A/S	104	7,503
Novo-Nordisk A/S	26,918	1,841,868
Novozymes A/S	488	45,693
Rockwool International A/S	80	13,371
Sydbank A/S	609	22,176
Topdanmark A/S†	157	26,376
TrygVesta A/S	278	24,453
Vestas Wind Systems A/S†	1,894	207,266
William Demant Holding A/S†	274	21,927
		2,809,723
Egypt — 0.5%
Orascom Telecom Holding SAE GDR	27,295	1,857,367
Finland — 0.6%
Amer Sports Oyj	368	7,412
Cargotec Corp., Class B	389	19,119
Elisa Oyj	1,526	38,107
Fortum Oyj	4,547	185,251
KCI Konecranes Oyj	309	11,916
Kesko Oyj, Class B	673	34,791
Kone Oyj, Class B	781	32,083
Metso Corp.	1,300	70,279
Neste Oil Oyj	1,306	45,691
Nokia Oyj	40,140	1,276,995
Nokian Renkaat Oyj	1,068	45,575
Orion Oyj	900	19,493
Outokumpu Oyj	1,201	54,695
Pohjola Bank PLC, Class A	975	18,369
Rautaruukki Oyj	857	41,415

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK (continued)
Finland (continued)
Sampo Oyj, Class A	4,414	$119,618
Sanoma-WSOY Oyj	843	23,385
Stora Enso Oyj, Class R	5,928	68,481
TietoEnator Oyj	376	9,287
UPM-Kymmene Oyj	5,393	95,766
Uponor Oyj	279	6,562
Wartsila Oyj, Class B	663	44,737
YIT Oyj	1,273	36,158
		2,305,185
France — 11.5%
Accor SA	1,985	144,941
Aeroports de Paris	352	40,144
Air France-KLM	1,377	38,775
Air Liquide	2,433	371,403
Alcatel SA	23,548	134,856
Alstom	995	216,142
Atos Origin SA†	703	39,126
AXA SA	51,729	1,872,069
BNP Paribas SA	49,459	4,998,073
Bouygues SA	2,288	145,327
Cap Gemini SA	1,406	80,215
Carrefour SA	44,056	3,398,518
Casino Guichard-Perrachon SA	20,260	2,431,149
Christian Dior SA	277	30,708
Cie Generale de Geophysique-Veritas†	265	65,641
CNP Assurances	454	55,959
Compagnie de St. Gobain	2,859	233,625
Compagnie Generale des Etablissements Michelin, Class B	1,467	153,105
Credit Agricole SA	6,717	208,266
Dassault Systemes SA	595	34,581
Eiffage SA†	189	18,403
Electricite de France	1,021	88,821
Essilor International SA	2,011	131,526
Eurazeo	124	15,855
France Telecom SA	18,619	626,016
Gaz de France SA	2,006	121,232
Gecina SA	126	18,820
Groupe Danone	4,444	397,781
Hermes International	702	87,652
ICADE†	199	29,652
Imerys SA	324	29,709
Ipsen SA	24,629	1,399,356
JC Decaux SA	677	19,922
Klepierre	706	43,316
L'Oreal SA	2,519	320,365
Lafarge SA	1,501	261,363
Lagardere SCA	1,299	97,247
Legrand SA	480	15,056
LVMH Moet Henessy Louis Vuitton SA	2,497	278,367
M6-Metropole Television	663	14,775
Natixis	1,867	30,103
Neopost SA	329	36,971
Neuf Cegetel	320	17,819
PagesJaunes Groupe SA	1,287	22,916
Pernod Ricard SA	1,757	180,932
Peugeot SA	1,552	120,538

Security Description	Shares	Market Value (Note 2)(6)
France (continued)
PPR	786	$116,708
Publicis Groupe	1,444	55,227
Renault SA	14,066	1,556,315
Safran SA	1,700	34,802
Sanofi-Aventis	42,964	3,223,793
Schneider Electric SA	2,249	290,949
SCOR SE	1,739	41,567
Societe BIC SA	278	17,153
Societe Des Autoroutes Paris-Rhin-Rhone	229	27,704
Societe Generale	47,700	4,662,488
Societe Generale NV†	933	89,778
Societe Television Francaise 1	37,080	815,311
Sodexho Alliance SA	972	59,833
Suez SA (Brussels)†	833	13
Suez SA(Paris)	49,180	3,231,138
Technip SA	13,402	1,037,191
Thales SA	903	58,525
Thomson	2,475	17,219
Total SA	46,412	3,451,148
UBISOFT Entertainment†	7,140	614,985
Unibail-Rodamco	666	171,631
Valeo SA	717	28,429
Vallourec SA	486	118,176
Veolia Environnement	54,403	3,792,218
Vinci SA	4,106	297,339
Vivendi Universal SA†	110,207	4,311,201
Wendel	166	20,835
Zodiac SA	396	19,454
		47,278,266
Germany — 9.3%
Adidas AG	2,075	138,046
Allianz SE	15,614	3,095,961
Altana AG	357	7,533
Arcandor AG†	676	13,514
BASF AG	5,000	672,898
Bayer AG	7,403	592,963
Bayerische Motoren Werke AG	29,314	1,618,557
Beiersdorf AG†	898	75,531
Bilfinger Berger AG	12,329	1,060,767
Celesio AG†	866	42,846
Commerzbank AG	6,364	199,164
Continental AG	1,565	159,479
DaimlerChrysler AG	9,580	818,405
Deutsche Bank AG	5,119	579,156
Deutsche Boerse AG	2,038	328,644
Deutsche Lufthansa AG	2,334	63,163
Deutsche Post AG	7,582	231,728
Deutsche Post AG (London)†	395	12,075
Deutsche Postbank AG	836	79,879
Deutsche Telekom AG	222,774	3,703,863
Douglas Holding AG	159	8,643
E.ON AG	17,474	3,233,367
Fraport AG	162	11,702
Fresenius Medical Care AG	63,757	3,206,204
GEA Group AG	1,630	54,780
HeidelbergCement AG	122	20,993
Heidelberger Druckmaschinen AG	568	15,236

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK (continued)
Germany (continued)
Henkel KGaA	50,068	$2,123,596
Hochtief AG	427	39,077
Hypo Real Estate Holding AG	2,050	53,345
Infineon Technologies AG†	7,644	53,752
IVG Immobilien AG	945	26,427
K+S AG	378	123,857
Linde AG	20,372	2,879,689
MAN AG	1,149	152,478
Merck KGaA	19,708	2,429,773
Metro AG	1,651	133,298
MLP AG	276	3,928
Muenchener Rueckversicherungs- Gesellschaft AG	2,110	412,463
Premiere AG†	487	10,503
Puma AG Rudolf Dassler Sport	66	25,392
Q-Cells AG†	493	48,997
Rheinmetall AG	4,902	345,570
RWE AG	4,536	557,265
Salzgitter AG	418	72,619
SAP AG	51,585	2,562,900
Siemens AG	41,135	4,464,097
Solarworld AG	854	40,731
Suedzucker AG	337	7,472
Symrise AG	36,418	939,970
ThyssenKrupp AG	3,671	209,832
TUI AG†	2,177	55,811
Volkswagen AG	1,612	467,244
Wacker Chemie AG	81	16,577
Wincor Nixdorf AG	159	12,724
		38,314,484
Gibraltar — 0.0%
PartyGaming PLC†	6,120	2,520
Greece — 0.9%
Alpha Bank A.E.	4,084	135,979
Athens Stock Exchange SA	304	7,247
Coca-Cola Hellenic Bottling Co. SA	1,665	77,769
EFG Eurobank Ergasias	3,195	97,399
Folli-Follie SA	85	2,847
Hellenic Petroleum SA	1,090	14,375
Hellenic Technodomiki Tev SA	631	7,739
Hellenic Telecommunications Organization SA	2,750	78,181
Motor Oil Hellas Corinth Refineries SA	225	4,761
National Bank of Greece SA	59,917	3,181,130
OPAP SA	2,276	81,421
Piraeus Bank SA	3,270	100,953
Public Power Corp. SA	1,063	46,622
Titan Cement Co. SA	627	26,705
Viohalco Hellenic Copper and Aluminum Industry SA	914	9,501
		3,872,629
Hong Kong — 2.8%
Bank of East Asia, Ltd.	14,400	72,430
BOC Hong Kong Holdings, Ltd.	640,500	1,543,571
Cathay Pacific Airways, Ltd.	14,000	27,431

Security Description	Shares	Market Value (Note 2)(6)
Hong Kong (continued)
Cheung Kong Holdings, Ltd.	16,000	$230,192
China Mobile, Ltd.	103,500	1,548,271
CITIC International Financia Holdings, Ltd.	7,000	3,604
CLP Holdings, Ltd.	13,900	114,775
Fosun International†	16,500	11,121
Galaxy Entertainment Group, Ltd.†	1,423,000	1,063,676
Guangdong Investment, Ltd.	1,547,960	769,135
Hang Lung Group, Ltd.	5,000	23,816
Hang Lung Properties, Ltd.	22,000	78,626
Hang Seng Bank, Ltd.	7,900	143,747
Henderson Land Development Co., Ltd.	10,254	73,968
Hong Kong & China Gas Co., Ltd.	37,731	113,987
Hong Kong Aircraft Engineering Co., Ltd.	800	13,188
Hong Kong Electric Holdings, Ltd.	14,500	92,389
Hong Kong Exchanges & Clearing, Ltd.	11,000	190,652
Hopewell Holdings, Ltd.	6,000	22,918
Hutchison Whampoa, Ltd.	22,300	212,229
Hysan Development Co., Ltd.	6,000	16,714
Link Real Estate Investment Trust	22,000	48,828
Melco International Development	7,000	9,696
MTR Corp., Ltd.	14,500	49,707
New World Development Co., Ltd.	24,126	58,370
PCCW, Ltd.	40,923	25,625
Shun Tak Holdings, Ltd.	12,000	15,958
Sino Land Co., Ltd.	14,000	30,550
Sino-Ocean Land Holdings, Ltd.†	1,182,500	1,155,840
Sun Hung Kai Properties, Ltd.	125,323	1,959,169
Swire Pacific, Ltd., Class A	156,500	1,775,598
Television Broadcasts, Ltd.	3,000	16,460
Wharf Holdings, Ltd.	14,000	66,644
Wheelock & Co., Ltd.	4,000	11,144
Wing Hang Bank, Ltd.	1,500	22,840
		11,612,869
India — 0.5%
Indiabulls Financial Services, Ltd. GDR†*	59,802	621,271
Tata Consultancy Services, Ltd.	67,872	1,356,322
		1,977,593
Indonesia — 0.4%
PT Indosat Tbk	2,375,000	1,834,503
Ireland — 0.2%
Allied Irish Banks PLC	8,978	192,408
Anglo Irish Bank Corp. PLC	80	1,067
Anglo Irish Bank Corp. PLC (Dublin)	3,779	50,701
Bank of Ireland (Dublin)	10,101	150,381
CRH PLC (Dublin)	5,578	212,032
DCC PLC	410	9,676
Elan Corp PLC†	4,790	99,361
Greencore Group PLC	814	4,812
Iaws Group PLC	645	15,074
Irish Life & Permanent PLC	2,813	55,046
Kerry Group PLC	1,335	41,842
Kingspan Group PLC (Ireland)	1,301	17,373

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK (continued)
Ireland (continued)
Paddy Power PLC (Dublin)	236	$8,725
Ryanair Holdings PLC ADR†	757	21,408
Smurfit Kappa Group PLC	1,222	14,723
		894,629
Isle of Man — 0.0%
Genting International PLC†	24,000	10,504
Italy — 4.3%
A2A SpA	6,197	22,806
Alleanza Assicurazioni SpA	4,315	56,330
Arnoldo Mondadori Editore SpA	595	5,033
Assicurazione Generali SpA	10,759	484,603
Atlantia SpA	2,625	79,457
Autogrill SpA	1,036	15,502
Banca Carige SpA	3,184	12,556
Banca Intesa SpA (Milan)	9,507	62,766
Banca Monte dei Paschi di Siena SpA	11,259	49,805
Banca Popolare di Milano Scarl	96,081	1,053,962
Banco Popolare Scarl†	6,531	108,050
Bulgari SpA	1,529	17,727
Enel SpA	243,999	2,593,178
Eni SpA	99,592	3,394,832
Fiat SpA	7,238	167,183
Finmeccanica SpA	64,767	2,206,476
Fondiaria-Sai SpA	702	29,051
Geox SpA	37,966	588,975
IFIL Investments SpA	1,852	14,996
Intesa Sanpaolo SpA	78,530	554,950
Italcementi SpA	722	14,608
Italcementi SpA RNC	537	7,797
Lottomatica SpA	696	21,698
Luxottica Group SpA	1,414	35,609
Mediaset SpA	7,828	72,590
Mediobanca SpA	96,011	1,966,994
Mediolanum SpA	2,602	15,981
Parmalat SpA	16,002	61,461
Pirelli & C. SpA†	29,346	25,735
Prysmian SpA	1,352	28,824
Safilo Group SpA	140,210	444,924
Saipem SpA	1,349	54,547
Seat Pagine Gialle SpA	41,844	7,260
Snam Rete Gas SpA	8,975	57,026
Telecom Italia SpA (Chi-X)	109,145	228,356
Telecom Italia SpA (Milan)	61,442	102,002
Terna Rete Elettrica Nazionale SpA	12,238	52,184
UniCredito Italiano SpA	392,870	2,626,320
Unione di Banche Italiane Scpa	6,190	158,939
Unipol Gruppo Finanziario SpA	3,017	9,366
		17,510,459
Japan — 15.4%
Access Co., Ltd.†	2	7,220
ACOM Co., Ltd.	660	17,549
Aderans Co., Ltd.	100	1,856
Advantest Corp.	1,600	42,326
Aeon Co., Ltd.	6,600	79,807
Aeon Credit Service Co., Ltd.	900	12,093
Aeon Mall Co., Ltd.	700	19,663

Security Description	Shares	Market Value (Note 2)(6)
Japan (continued)
AIFUL Corp.	800	$12,877
Aioi Insurance Co., Ltd.	4,000	22,515
Aisin Seiki Co., Ltd.	2,000	74,981
Ajinomoto Co., Inc.	7,000	71,642
Alfresa Holdings Corp.	300	23,619
All Nippon Airways Co., Ltd.	7,000	30,975
Alps Electric Co., Ltd.	1,800	17,793
Amada Co., Ltd.	4,000	30,842
Aoyama Trading Co., Ltd.	500	10,888
Aozora Bank, Ltd.	4,000	11,922
Asahi Breweries, Ltd.	4,200	86,892
Asahi Glass Co., Ltd.	138,000	1,530,434
Asahi Kasei Corp.	13,000	68,690
Asatsu-DK, Inc.	100	3,568
Asics Corp.	2,000	23,304
Astellas Pharma, Inc.	5,000	194,043
Autobacs Seven Co., Ltd.	100	2,749
Bank of Kyoto, Ltd.	3,000	36,906
Benesse Corp.	800	38,016
Bridgestone Corp.	6,200	105,937
Brother Industries, Ltd.	1,400	14,570
Canon Marketing Japan, Inc.	800	15,139
Canon, Inc.	11,000	509,744
Capcom Co., Ltd.	15,000	518,831
Casio Computer Co., Ltd.	2,500	37,098
Central Japan Railway Co.	16	166,608
Chiyoda Corp.	2,000	18,460
Chubu Electric Power Co., Inc.	6,800	170,750
Chugai Pharmaceutical Co., Ltd.	2,900	32,833
Chuo Mitsui Trust Holdings, Inc.	8,000	48,527
Circle K Sunkus Co., Ltd.	200	3,420
Citizen Watch Co., Ltd.	3,500	29,887
Coca-Cola West Japan Co., Ltd.	600	14,531
Cosmo Oil Co., Ltd.	6,000	19,106
Credit Saison Co., Ltd.	1,600	44,744
CSK Holdings Corp.	700	16,372
Dai Nippon Printing Co., Ltd.	7,000	111,612
Daicel Chemical Industries, Ltd.	3,000	15,584
Daido Steel Co., Ltd.	3,000	15,737
Daifuku Co., Ltd.	500	6,426
Daihatsu Motor Co., Ltd.	1,000	12,052
Daiichi Sankyo Co., Ltd.	7,200	213,049
Daikin Industries, Ltd.	2,700	118,410
Dainippon Ink and Chemicals, Inc.	7,000	21,850
Dainippon Sumitomo Pharma Co., Ltd.	1,000	9,211
Daito Trust Construction Co., Ltd.	900	46,548
Daiwa House Industry Co., Ltd.	6,000	60,106
Daiwa Securities Group, Inc.	14,000	121,876
Denki Kagaku Kogyo Kabushiki Kaisha	5,000	15,945
Denso Corp.	5,100	165,314
Dentsu, Inc.	21	48,397
Dowa Mining Co., Ltd.	3,000	18,124
eAccess, Ltd.	7	4,326
East Japan Railway Co.	316	2,630,691
Ebara Corp.	4,000	12,369
Edion Corp.	500	4,644
Eisai Co., Ltd.	2,500	85,422

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK (continued)
Japan (continued)
Electric Power Development Co., Ltd.	1,500	$54,083
Elpida Memory, Inc.†	1,000	33,470
FamilyMart Co., Ltd.	600	21,651
Fanuc, Ltd.	1,900	183,891
Fast Retailing Co., Ltd.	600	53,728
Fuji Electric Holdings Co., Ltd.	5,000	20,370
Fuji Heavy Industries, Ltd.	3,000	12,762
Fuji Soft ABC, Inc.	200	3,776
Fuji Television Network, Inc.	5	7,436
FUJIFILM Holdings Corp.	5,000	177,635
Fujikura, Ltd.	4,000	18,358
Fujitsu, Ltd.	19,000	124,765
Fukuoka Financial Group, Inc.	8,000	42,232
Furukawa Electric Co., Ltd.	7,000	23,013
Glory, Ltd.	400	8,646
Goodwill Group, Inc.†	7	911
Gunma Bank, Ltd.	3,000	21,658
Gunze, Ltd.	1,000	4,220
H20 Retailing Corp.	1,000	6,752
Hakuhodo DY Holdings, Inc.	240	14,406
Hankyu Hanshin Holdings, Inc.	12,800	55,648
Haseko Corp.	13,000	19,607
Hikari Tsushin, Inc.	300	8,964
Hino Motors, Ltd.	3,000	20,094
Hirose Electric Co., Ltd.	400	45,066
Hitachi Cable, Ltd.	2,000	7,473
Hitachi Chemical Co., Ltd.	1,000	18,837
Hitachi Construction Machinery Co., Ltd.	1,200	30,809
Hitachi High-Technologies Corp.	800	13,286
Hitachi Metals, Ltd.	152,000	2,243,571
Hitachi, Ltd.	34,000	202,236
Hokkaido Electric Power Co., Inc.	1,800	42,067
Hokuhoku Financial Group, Inc.	12,000	36,198
Hokuriku Electric Power Co.	900	21,285
Honda Motor Co., Ltd.	15,800	452,836
House Foods Corp.	300	4,471
Hoya Corp.	4,200	99,554
Ibiden Co., Ltd.	1,300	51,399
Idemitsu Kosan Co., Ltd.	200	15,654
IHI Corp.	13,000	25,225
Inpex Holdings, Inc.	9	101,033
Isetan Co., Ltd.	1,900	22,073
Isuzu Motors, Ltd.	7,000	35,095
Ito En, Ltd.	600	10,708
ITOCHU Corp.	16,000	158,742
ITOCHU Techno-Solutions Corp.	400	12,116
J Front Retailing Co., Ltd.†	4,000	25,622
Jafco Co., Ltd.†	400	13,391
Japan Airlines Corp.†	10,000	26,129
Japan Petroleum Exploration Co.	300	19,910
Japan Prime Reality Investment Corp.	5	16,547
Japan Real Estate Investment Corp.	5	58,310
Japan Retail Fund Investment Corp.	4	25,300
Japan Steel Works, Ltd.	3,000	52,140
Japan Tobacco, Inc.	46	230,640

Security Description	Shares	Market Value (Note 2)(6)
Japan (continued)
JFE Holdings, Inc.	6,000	$270,395
JGC Corp.	2,000	31,075
JS Group Corp.	2,700	40,990
JSR Corp.	1,900	43,177
JTEKT Corp.	2,000	32,768
Jupiter Telecommunications Co.†	24	22,583
Kajima Corp.	9,000	25,850
Kamigumi Co., Ltd.	2,000	16,003
Kaneka Corp.	3,000	18,816
Kansai Paint Co., Ltd.	2,000	13,181
Kao Corp.	6,000	170,157
Kawasaki Heavy Industries, Ltd.	15,000	34,040
Kawasaki Kisen Kaisha, Ltd.	6,000	59,420
KDDI Corp.	26	160,702
Keihin Electric Express Railway Co., Ltd.	4,000	27,227
Keio Corp.	6,000	33,669
Keisei Electric Railway Co., Ltd.	3,000	16,258
Keyence Corp.	400	93,257
Kikkoman Corp.	1,000	12,439
Kinden Corp.	1,000	9,687
Kintetsu Corp.	16,000	57,335
Kirin Brewery Co., Ltd.	8,000	152,274
KK DaVinci Advisors†	6	4,616
Kobe Steel, Ltd.	27,000	78,328
Kokuyo Co., Ltd.	400	3,441
Komatsu, Ltd.	64,700	1,834,845
Komori Corp.	200	4,217
Konami Corp.	1,000	38,038
Konica Minolta Holdings, Inc.	4,500	62,050
Kose Corp.	100	2,166
Kubota Corp.	12,000	75,647
Kuraray Co., Ltd.	4,000	48,361
Kurita Water Industries, Ltd.	1,200	44,884
Kyocera Corp.	1,600	134,561
Kyowa Hakko Kogyo Co., Ltd.	2,364	22,604
Kyushu Electric Power Co., Inc.	4,000	98,134
Lawson, Inc.	700	30,997
Leopalace21 Corp.	1,300	21,116
Mabuchi Motor Co., Ltd.	300	14,587
Makita Corp.	1,200	37,801
Marubeni Corp.	17,000	126,341
Marui Co., Ltd.	3,000	32,273
Matsui Securities Co., Ltd.	1,300	7,462
Matsumotokiyoshi Holdings Co., Ltd.	200	4,349
Matsushita Electric Industrial Co., Ltd.	93,000	2,020,726
Matsushita Electric Works, Ltd.	4,000	41,784
Mazda Motor Corp.	5,000	17,798
MEDICEO Holdings Co., Ltd.	1,500	27,330
Meiji Dairies Corp.	2,000	12,169
Meiji Seika Kaisha, Ltd.	1,000	5,123
Meitec Corp.	100	3,034
Millea Holdings, Inc.	7,600	281,207
Minebea Co., Ltd.	4,000	23,631
Mitsubishi Chemical Holdings Corp.	12,000	79,546
Mitsubishi Corp.	74,700	2,301,916
Mitsubishi Electric Corp.	19,000	167,445
Mitsubishi Estate Co., Ltd.	68,000	1,656,010

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK (continued)
Japan (continued)
Mitsubishi Gas Chemical Co., Inc.	4,000	$28,514
Mitsubishi Heavy Industries, Ltd.	33,000	143,611
Mitsubishi Logistics Corp.	2,000	25,999
Mitsubishi Materials Corp.	12,000	52,952
Mitsubishi Motor Corp.†	18,000	29,674
Mitsubishi Rayon Co., Ltd.	5,000	16,039
Mitsubishi Tanabe Pharma Corp.	3,000	34,984
Mitsubishi UFJ Financial Group, Inc.	88,465	770,000
Mitsubishi UFJ Lease & Finance Co., Ltd.	420	14,674
Mitsui & Co., Ltd.	144,000	2,981,240
Mitsui Chemicals, Inc.	7,000	46,534
Mitsui Engineering & Shipbuilding Co., Ltd.	8,000	21,931
Mitsui Fudosan Co., Ltd.	8,000	162,799
Mitsui Mining & Smelting Co., Ltd.	6,000	19,022
Mitsui O.S.K. Lines, Ltd.	11,000	135,720
Mitsui Sumitomo Insurance Co., Ltd.	12,000	121,228
Mitsukoshi, Ltd.	4,000	15,610
Mitsumi Electric Co., Ltd.	900	29,124
Mizuho Financial Group, Inc.	94	346,440
Mizuho Trust & Banking Co., Ltd.	7,000	10,090
Murata Manufacturing Co., Ltd.	2,200	110,879
NamCo Bandai Holdings, Inc.	2,100	28,798
NEC Corp.	21,000	80,446
NEC Electronics Corp.†	300	5,827
NGK Insulators, Ltd.	3,000	54,189
NGK Spark Plug Co., Ltd.	2,000	26,075
NHK Spring Co., Ltd.	1,000	7,109
Nichirei Corp.	1,000	4,852
Nidec Corp.	1,100	68,723
Nikon Corp.	3,000	80,256
Nintendo Co., Ltd.	3,786	1,961,286
Nippon Building Fund, Inc.	5	63,844
Nippon Commercial Investment Corp.	507	1,961,447
Nippon Electric Glass Co., Ltd.	3,000	47,027
Nippon Express Co., Ltd.	9,000	51,847
Nippon Light Metal Co., Ltd.	3,000	4,586
Nippon Meat Packers, Inc.	1,000	14,884
Nippon Mining Holdings, Inc.	9,000	47,933
Nippon Oil Corp.	12,000	75,781
Nippon Paper Group, Inc.	9	21,577
Nippon Sheet Glass Co., Ltd.	7,000	31,601
Nippon Shokubai Co., Ltd.	1,000	6,652
Nippon Steel Corp.	59,000	303,509
Nippon Telegraph and Telephone Corp.	301	1,309,357
Nippon Yusen Kabushiki Kaisha	12,000	113,119
Nipponkoa Insurance Co., Ltd.	4,000	30,921
Nishi-Nippon City Bank, Ltd.	7,000	18,662
Nishimatsu Construction Co., Ltd.	1,000	2,152
Nissan Chemical Industries, Ltd.	2,000	21,379
Nissan Motor Co., Ltd.	22,900	190,048
Nisshin Seifun Group, Inc.	2,000	21,590
Nisshin Steel Co., Ltd.	9,000	31,656
Nisshinbo Industries, Inc.	2,000	18,824
Nissin Food Products Co., Ltd.	1,000	33,754
Nitori Co., Ltd.	400	22,793

Security Description	Shares	Market Value (Note 2)(6)
Japan (continued)
Nitto Denko Corp.	1,700	$72,932
NOK Corp.	1,200	24,801
Nomura Holdings, Inc.	152,300	2,291,184
Nomura Real Estate Holdings, Inc.	600	10,040
Nomura Real Estate Office Fund, Inc.	3	24,356
Nomura Research Institute, Ltd.	1,200	31,775
NSK, Ltd.	5,000	38,031
NTN Corp.	4,000	27,580
NTT Data Corp.	14	61,419
NTT DoCoMo, Inc.	1,130	1,715,917
NTT Urban Development Corp.	12	17,485
Obayashi Corp.	6,000	25,490
Obic Co, Ltd.	70	12,452
Odakyu Electric Railway Co., Ltd.	7,000	52,192
OJI Paper Co., Ltd.	8,000	36,379
Oki Electric Industry Co., Ltd.†	4,000	7,729
OKUMA Corp.	2,000	21,896
Olympus Corp.	2,000	60,803
Omron Corp.	2,200	45,653
Ono Pharmaceutical Co., Ltd.	500	24,199
Onward Kashiyama Co., Ltd.	1,000	10,283
ORACLE Corp.	400	18,560
Oriental Land Co., Ltd.	500	29,357
ORIX Corp.	940	128,563
Osaka Gas Co., Ltd.	20,000	80,328
Osaka Titanium Technologies Co	200	12,428
OSG Corp.	500	5,862
Otsuka Corp.	200	17,109
Pioneer Corp.	1,600	15,942
Promise Co., Ltd.	800	23,224
QP Corp.	500	5,169
Rakuten, Inc.	67	40,209
Resona Holdings, Inc.	58	98,430
Ricoh Co., Ltd.	89,000	1,487,778
Rinnai Corp.	200	6,562
Rohm Co., Ltd.	1,100	68,302
Round One Corp.	2	2,091
Ryohin Keikaku Co., Ltd.	200	11,674
Sankyo Co., Ltd.	600	35,845
Santen Pharmaceutical Co., Ltd.	700	16,462
Sanwa Shutter Corp.	1,000	4,359
Sanyo Electric Co., Ltd.†	16,000	33,774
Sapporo Hokuyo Holdings, Inc.	4	27,980
Sapporo Holdings, Ltd.	3,000	24,790
SBI E*Trade Securities Co., Ltd.	15	13,101
SBI Holdings, Inc.	95	22,924
Secom Co., Ltd.	2,100	103,192
Sega Sammy Holdings, Inc.	2,000	21,225
Seiko Epson Corp.	1,400	37,777
Sekisui Chemical Co., Ltd.	4,000	24,475
Sekisui House, Ltd.	6,000	55,722
Seven & I Holdings Co., Ltd.	75,800	1,926,811
Sharp Corp.	10,000	170,518
Shikoku Electric Power Co.	900	26,860
Shimachu Co., Ltd.	200	6,016
Shimamura Co., Ltd.	300	25,765
Shimano, Inc.	800	37,244
Shimizu Corp.	7,000	32,661

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK (continued)
Japan (continued)
Shin-Etsu Chemical Co., Ltd.	4,200	$217,950
Shinko Electric Industries Co., Ltd.	700	7,939
Shinko Securities Co., Ltd.	6,000	17,536
Shinsei Bank, Ltd.†	12,000	39,745
Shionogi & Co., Ltd.	3,000	51,308
Shiseido Co., Ltd.	4,000	105,843
Showa Denko K.K.	12,000	40,554
Showa Shell Sekiyu K.K.	2,000	20,395
SMC Corp.	600	63,485
Softbank Corp.†	7,700	141,986
Sojitz Corp.	12,000	40,506
Sompo Japan Insurance, Inc.	9,000	80,612
Sony Corp.	10,300	412,019
Sony Financial Holdings, Inc.	9	36,715
Square Enix Co., Ltd.	600	21,135
Stanley Electric Co., Ltd.	1,500	36,963
Sumco Corp.	1,200	26,282
Sumitomo Chemical Co., Ltd.	16,000	102,767
Sumitomo Corp.	105,700	1,419,935
Sumitomo Electric Industries, Ltd.	116,600	1,479,407
Sumitomo Heavy Industries, Ltd.	5,000	32,954
Sumitomo Metal Industries, Ltd.	353,000	1,358,217
Sumitomo Metal Mining Co., Ltd.	5,000	93,722
Sumitomo Mitsui Financial Group, Inc.	67	442,381
Sumitomo Osaka Cement Co., Ltd.	2,000	4,712
Sumitomo Realty & Development Co., Ltd.	3,000	54,133
Sumitomo Rubber Industries, Ltd.	1,800	14,017
Suruga Bank, Ltd.	3,000	38,264
Suzuken Co., Ltd.	600	24,797
Suzuki Motor Corp.	1,900	48,103
T&D Holdings, Inc.	1,991	104,622
Taiheiyo Cement Corp.	10,000	24,496
Taisei Corp.	9,000	23,200
Taisho Pharmaceutical Co., Ltd.	2,000	39,710
Taiyo Nippon Sanso Corp.	3,000	24,094
Taiyo Yuden Co., Ltd.	2,000	19,778
Takashimaya Co., Ltd.	3,000	34,022
Takeda Pharmaceutical Co., Ltd.	37,700	1,906,389
Takefuji Corp.	1,130	24,263
TDK Corp.	1,200	71,316
Teijin, Ltd.	9,000	38,389
Terumo Corp.	1,700	88,937
The 77 Bank, Ltd.	3,000	16,956
The Bank of Yokohama, Ltd.	12,000	82,936
The Chiba Bank, Ltd.	7,000	47,704
The Chugoku Electric Power Co.	1,500	33,526
The Hachijuni Bank, Ltd.	5,000	32,120
The Hiroshima Bank, Ltd.	5,000	24,424
The Joyo Bank, Ltd.	7,000	35,533
The Kansai Electric Power Co., Inc.	7,900	197,276
The Shizuoka Bank, Ltd.	6,000	71,666
The Sumitomo Trust & Banking Co., Ltd.	12,000	82,835
THK Co., Ltd.	1,400	24,222
TIS, Inc.	200	4,053
Tobu Railway Co., Ltd.	8,000	42,978

Security Description	Shares	Market Value (Note 2)(6)
Japan (continued)
Toda Corp.	1,000	$4,117
Toho Co., Ltd.	1,200	28,207
Toho Titanium Co., Ltd.	200	5,162
Tohoku Electric Power Co., Inc.	4,400	107,703
Tokai Rika Co., Ltd.	600	15,736
Tokuyama Corp.	3,000	21,851
Tokyo Broadcasting System, Inc.	400	9,573
Tokyo Electric Power Co., Inc.	12,300	330,870
Tokyo Electron, Ltd.	1,700	105,182
Tokyo Gas Co., Ltd.	23,000	93,197
Tokyo Seimitsu Co., Ltd.	100	1,840
Tokyo Steel Manufacturing Co., Ltd.	1,200	16,558
Tokyo Tatemono Co., Ltd.	147,000	970,189
Tokyu Corp.	11,000	56,123
Tokyu Land Corp.	5,000	32,067
TonenGeneral Sekiyu K.K.	4,000	34,275
Toppan Printing Co., Ltd.	6,000	69,751
Toray Industries, Inc.	13,000	85,715
Toshiba Corp.	265,000	1,777,510
Tosoh Corp.	5,000	17,294
Toto, Ltd.	3,000	28,702
Toyo Seikan Kaisha, Ltd.	1,700	32,665
Toyo Suisan Kaisha, Ltd.	1,000	15,071
Toyoda Gosei Co., Ltd.	700	26,750
Toyota Boshoku Corp.	700	21,043
Toyota Industries Corp.	1,900	68,582
Toyota Motor Corp.	27,500	1,385,914
Toyota Tsusho Corp.	2,200	46,893
Trend Micro, Inc.†	1,000	39,784
Ube Industreis, Ltd.	470,000	1,529,030
Uni-Charm Corp.	500	36,771
UNY Co., Ltd.	1,000	9,589
Urban Corp.	1,700	7,271
Ushio, Inc.	1,200	22,856
USS Co, Ltd.	250	17,410
West Japan Railway Co.	18	79,190
Yahoo! Japan Corp.	153	80,502
Yakult Honsha Co., Ltd.	1,100	34,277
Yamada Denki Co., Ltd.	13,200	1,143,563
Yamaha Corp.	1,800	34,842
Yamaha Motor Co., Ltd.	2,000	36,979
Yamato Kogyo Co., Ltd.	500	20,574
Yamato Transport Co., Ltd.	5,000	73,816
Yamazaki Baking Co., Ltd.	1,000	9,491
Yaskawa Electric Corp.	3,000	28,580
Yokogawa Electric Corp.	2,200	22,382
Zeon Corp.	2,000	9,092
		63,144,678
Luxembourg — 0.3%
Acergy SA	1,978	42,300
ArcelorMittal	9,601	786,324
Millicom International Cellular SA SDR†	5,700	544,988
Oriflame Cosmetics SA SDR	244	16,217
SES FDR	1,540	32,501
Stolt-Nielsen SA	225	4,692
		1,427,022

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK (continued)
Mexico — 0.9%
Corp. GEO SA de CV, Series B†	496,694	$1,586,770
Desarrolladora Homex SA de CV ADR†	26,200	1,520,910
Wal-Mart de Mexico SAB de CV ADR	14,448	596,702
		3,704,382
Netherlands — 2.0%
Aegon NV	82,607	1,216,966
Akzo Nobel NV	19,061	1,530,605
ASML Holding NV	4,176	102,693
Corio NV†	411	36,006
Corporate Express NV	742	8,636
European Aeronautic Defense and Space Co.	3,318	78,763
Fugro NV CVA	591	45,889
Heineken Holding NV	561	28,223
Heineken NV	2,497	145,105
ING Groep NV CVA	53,365	1,995,145
James Hardie Industries NV CDI	4,767	27,328
Koninklijke Ahold NV	70,440	1,045,177
Koninklijke DSM DV	1,389	67,050
Koninklijke KPN NV	18,798	318,271
Koninklijke Philips Electronics NV	11,652	446,110
Oce NV	400	6,807
Qiagen NV†	940	19,453
Randstad Holding NV	534	25,104
Reed Elsevier NV	6,369	121,511
SBM Offshore NV	1,413	45,568
STMicroelectronics NV	6,961	74,053
TNT NV	3,996	148,539
TomTom NV†	620	25,639
Unilever NV CVA	17,355	583,172
Vedior NV CVA	1,773	51,639
Wereldhave NV	107	13,199
Wolters Kluwer NV	3,025	80,151
		8,286,802
New Zealand — 0.0%
Auckland International Airport, Ltd.	9,969	17,899
Contact Energy, Ltd.	2,939	18,455
Fisher & Paykel Appliances Holdings, Ltd.	1,378	2,550
Fisher & Paykel Healthcare Corp.	2,592	5,987
Fletcher Building, Ltd.	5,105	33,762
Kiwi Income Property Trust	3,649	3,476
Sky City Entertainment Group, Ltd.	4,722	13,701
Sky Network Television, Ltd.	991	3,742
Telecom Corp. of New Zealand, Ltd.	18,561	54,622
Vector, Ltd.	1,274	1,726
		155,920
Norway — 2.0%
Aker Kvaerner ASA	1,723	39,425
DnB NOR ASA†	7,599	115,817
DNO International ASA†	3,864	6,935
Electromagnetic GeoServices AS†	41,800	222,339
Norsk Hydro ASA	7,355	107,649
Ocean RIG ASA†	706	5,419

Security Description	Shares	Market Value (Note 2)(6)
Norway (continued)
Orkla ASA†	8,585	$109,262
Petroleum Geo-Services ASA†	107,076	2,662,927
Renewable Energy Corp. AS†	1,750	49,176
Schibsted ASA	24,765	742,911
Statoil ASA	80,633	2,424,569
Storebrand ASA	4,209	33,269
Tandberg ASA	590	8,867
Telenor ASA†	78,033	1,499,690
TGS Nopec Geophysical Co. ASA†	542	7,894
Tomra Systems ASA†	652	4,933
Yara International ASA	1,925	111,881
		8,152,963
Philippines — 0.2%
Manila Electric Co.	360,483	692,060
Portugal — 0.5%
Banco BPI SA†	2,324	12,288
Banco Comercial Portugues SA	18,410	59,864
Banco Espirito Santo SA	2,294	39,896
Brisa-Auto Estradas de Portugal SA	3,058	43,687
Cimpor Cimentos de Portugal SGPS SA	2,055	18,632
Energias de Portugal SA†	266,184	1,613,498
Jeronimo Martins SGPS SA	948	7,621
Portugal Telecom SGPS SA	8,056	93,651
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	2,399	28,440
Sonae Industria SGPS SA†	317	2,204
Sonae SGPS SA	8,156	14,982
		1,934,763
Russia — 0.9%
OAO Gazprom ADR	45,424	2,316,624
OAO Gazprom ADR (London)	8,168	416,894
Sberbank (OTC Traded) GDR	2,460	769,980
Sberbank (Frankfurt) GDR	609	208,322
		3,711,820
Singapore — 0.9%
Allgreen Properties, Ltd.	7,000	6,297
Ascendas Real Estate Investment Trust	10,000	17,439
CapitaCommercial Trust	9,000	14,635
CapitaLand, Ltd.	17,000	79,297
CapitaMall Trust	12,000	30,410
City Developments, Ltd.	5,000	40,156
ComfortDelGro Corp., Ltd.	19,000	25,277
Cosco Corp. (Singapore), Ltd.	318,000	861,826
DBS Group Holdings, Ltd.	120,163	1,580,512
Fraser and Neave, Ltd.	8,000	28,376
Haw Par Corp., Ltd.	40	201
Jardine Cycle & Carriage, Ltd.	2,000	28,614
Keppel Corp., Ltd.	11,000	79,702
Keppel Land, Ltd.	3,000	12,199
Neptune Orient Lines, Ltd.	5,000	11,908
Olam International, Ltd.	7,000	11,046
Oversea-Chinese Banking Corp.	26,100	154,406
Parkway Holdings, Ltd.	6,000	14,051
SembCorp Industries, Ltd.	8,760	25,970

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK (continued)
Singapore (continued)
SembCorp Marine, Ltd.	9,000	$25,179
Singapore Airlines, Ltd.	4,670	53,126
Singapore Exchange, Ltd.	8,000	44,073
Singapore Land, Ltd.	1,000	4,972
Singapore Petroleum Co., Ltd.	1,000	4,931
Singapore Post, Ltd.	7,000	5,868
Singapore Press Holdings, Ltd.	16,250	54,515
Singapore Technologies Engineering, Ltd.	13,000	31,977
Singapore Telecommunications, Ltd.	82,910	237,617
SMRT Corp, Ltd.	3,000	3,982
United Overseas Bank, Ltd.	12,000	167,866
United Overseas Land, Ltd.	5,500	15,555
Venture Corp., Ltd.	2,000	15,435
Wilmar International, Ltd.†	5,000	15,303
Wing Tai Holdings, Ltd.	3,000	4,809
Yanlord Land Group	5,000	7,800
		3,715,330
South Africa — 1.2%
Impala Platinum Holdings, Ltd.	61,093	2,349,324
Massmart Holdings, Ltd.	166,896	1,375,128
MTN Group, Ltd.	73,640	1,117,487
		4,841,939
South Korea — 1.0%
Kookmin Bank	28,151	1,581,226
Pusan Bank	33,460	419,567
Samsung Electronics Co., Ltd.	2,998	1,905,007
		3,905,800
Spain — 2.8%
Abertis Infraestructuras SA	2,603	84,820
Acciona SA	291	77,922
Acerinox SA	1,587	43,996
ACS Actividades de Construccion y Servicios SA	2,158	122,864
Antena 3 de Television SA	860	11,811
Banco Bilbao Vizcaya Argentaria SA	38,214	841,608
Banco de Sabadell SA	5,000	54,855
Banco Popular Espanol SA	8,675	157,500
Banco Santander Central Hispano SA	63,769	1,270,522
Bankinter SA	1,416	22,463
Cintra Concesiones de Infraestructuras de Transporte SA	2,208	32,657
Criteria Caixacorp SA	6,857	47,091
Enagas	1,703	50,895
Fomento de Construcciones y Contratas SA	465	30,607
Gamesa Corp. Tecnologica SA	40,019	1,825,901
Gas Natural SDG, SA	1,140	70,515
Gestevision Telecinco SA	1,005	20,452
Grupo Ferrovial SA	643	46,709
Iberdrola Renovables†	8,300	57,774
Iberdrola SA	26,819	415,783
Iberdrola SA (Euro)†	8,824	137,271
Iberia Lineas Aereas de Espana SA	4,856	21,159
Indra Sistemas SA	71,972	2,072,533
Industria de Diseno Textil SA	2,224	123,557

Security Description	Shares	Market Value (Note 2)(6)
Spain (continued)
Mapfre SA	5,799	$29,110
Promotora de Informaciones SA	780	11,746
Red Electrica de Espana	1,102	67,469
Repsol YPF SA	41,350	1,427,048
Repsol YPF SA ADR	21,000	722,610
Sacyr Vallehermoso SA	869	30,176
Sogecable SA†	490	21,483
Telefonica SA	43,804	1,258,630
Union Fenosa SA	1,086	72,987
Zardoya Otis SA	1,174	32,616
Zeltia SA	824	6,023
		11,321,163
Sweden — 0.8%
Alfa Laval AB	971	59,111
Assa Abloy AB, Class B	3,200	58,158
Atlas Copco AB, Class A	6,904	118,151
Atlas Copco AB, Class B	4,176	65,658
Axfood AB	121	4,310
Billerud AB	159	1,809
Boliden AB	3,004	31,988
Castellum AB	791	9,668
D. Carnegie & Co. AB	377	6,357
Electrolux AB, Class B	2,596	42,680
Elekta AB, Class B	427	7,365
Eniro AB†	876	6,368
Fabege AB	684	7,323
Getinge AB, Class B	1,904	49,386
Hennes & Mauritz AB, Class B	4,817	296,352
Hoganas AB	112	2,662
Holmen AB	491	16,979
Husqvarna AB, Class B	2,872	34,626
Investor AB, Class B	2,400	54,105
Kungsleden AB	697	8,638
Lundin Petroleum AB†	2,331	31,726
Modern Times Group AB, Class B	528	36,832
Nobia AB	755	6,511
Nordea Bank AB	21,423	347,718
Sandvik AB	9,695	168,780
Scania AB, Class B	3,772	79,218
Securitas AB, Class B	3,378	44,684
Securitas Systems AB, Class B	1,592	4,641
Skandinaviska Enskilda Banken AB, Class A	4,775	125,199
Skanska AB, Class B	4,005	80,328
SKF AB, Class B	4,137	83,338
Ssab Svenskt Stal AB, Class A	1,958	55,154
Ssab Svenskt Stal AB, Class B	934	24,025
Svenska Cellulosa AB, Class B	5,903	107,525
Svenska Handelsbanken AB, Class A	5,059	147,493
Swedbank AB, Class A	1,900	53,324
Swedish Match AB	2,826	61,580
Tele2 AB, Class B	3,113	58,868
Telefonaktiebolaget LM Ericsson, Class B	150,340	295,448
TeliaSonera AB	22,691	182,297
Trelleborg AB	384	7,672
Volvo AB Class A	4,964	74,077

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK (continued)
Sweden (continued)
Volvo AB, Class B	11,218	$170,242
Wihlborgs Fastigheter AB	128	2,929
		3,131,303
Switzerland — 6.5%
ABB, Ltd.	22,373	602,483
Actelion, Ltd.†	993	54,179
Adecco SA	1,350	78,039
Ciba Specialty Chemicals AG	722	26,328
Compagnie Financiere Richemont SA	5,322	298,866
Credit Suisse Group	31,701	1,613,231
EFG International	443	15,174
Geberit AG	403	60,049
Givaudan SA	67	66,278
Holcim, Ltd.	2,135	224,193
Julius Baer Holding AG	8,904	657,154
Kudelski SA	180	2,642
Kuehne & Nagel International AG	550	55,175
Kuoni Reisen Holding	14	7,772
Lindt & Spruengli AG	9	29,912
Logitech International SA†	1,757	44,467
Lonza Group AG	12,132	1,610,216
Nestle SA	16,754	8,375,576
Nobel Biocare Holding AG	243	56,565
Novartis AG	23,650	1,212,750
OC Oerlikon Corp AG†	65	22,871
Pargesa Holding SA	137	15,269
PSP Swiss Property AG†	226	15,257
Rieter Holding AG	22	8,417
Roche Holding AG	33,774	6,359,250
Schindler Holding AG	519	38,896
SGS SA	48	69,061
Sonova Holding AG	479	43,933
Straumann AG	80	22,844
Sulzer AG	30	39,658
Swatch Group (SWX) AG	522	26,802
Swatch Group AG,	322	86,066
Swiss Life Holding†	6,764	1,881,495
Swiss Reinsurance	3,582	313,182
Swisscom AG	230	78,835
Syngenta AG	1,060	310,463
UBS AG†	67,122	1,953,651
Zurich Financial Services AG	1,483	467,459
		26,844,458
Taiwan — 0.9%
MediaTek, Inc.	119,000	1,553,482
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	222,991	2,290,118
		3,843,600
United Kingdom — 17.6%
3i Group PLC	3,957	65,172
Aegis Group PLC	633,588	1,562,161
Aggreko PLC	1,311	16,849
Alliance & Leicester PLC	1,941	19,966
AMEC PLC	3,403	48,855
Anglo American PLC	46,129	2,771,381

Security Description	Shares	Market Value (Note 2)(6)
United Kingdom (continued)
Antofagasta PLC	2,010	$27,957
ARM Holdings PLC	13,166	22,989
Arriva PLC	1,011	13,762
Associated British Foods PLC	1,815	31,514
AstraZeneca PLC	14,871	555,963
Aviva PLC	150,795	1,847,697
BAE Systems PLC	369,499	3,557,922
Balfour Beatty PLC	4,413	41,244
Barclays PLC	67,520	611,311
Barratt Developments PLC	3,003	24,638
BBA Aviation PLC	2,102	6,277
Berkeley Group Holdings PLC†	861	19,033
BG Group PLC	34,328	794,962
BHP Billiton PLC	23,009	682,494
Biffa PLC†	1,752	12,126
Bovis Homes Group PLC	615	7,395
BP PLC	193,233	1,956,550
British Airways PLC†	5,877	27,287
British American Tobacco PLC	61,368	2,302,870
British Energy Group PLC	10,531	136,356
British Land Co. PLC	5,215	94,938
British Sky Broadcasting Group PLC	11,616	128,729
Brixton PLC	1,379	9,030
BT Group PLC	570,006	2,457,266
Bunzl PLC	3,328	46,856
Burberry Group PLC	4,410	39,422
Cable & Wireless PLC	25,239	74,574
Cadbury Schweppes PLC	21,496	236,104
Carnival PLC	1,673	67,042
Carphone Warehouse PLC	4,192	23,707
Cattles PLC	1,849	8,493
Centrica PLC	37,513	222,020
Charter PLC†	849	14,320
Close Brothers Group PLC	683	8,351
Cobham PLC	243,222	965,287
Compass Group PLC	19,313	123,497
Cookson Group PLC	44,704	589,011
CSR PLC†	673	4,353
Daily Mail & General Trust	2,996	25,698
Davis Service Group PLC	854	8,372
De La Rue PLC	762	13,405
Diageo PLC	158,162	3,188,667
DSG International PLC	18,141	22,857
easyJet PLC†	94,426	695,626
Electrocomponents PLC	2,219	8,003
Enterprise Inns PLC	5,159	41,046
Eurasian Natural Resources Corp.†	3,200	62,549
Experian Group, Ltd.	10,432	75,969
FirstGroup PLC	4,435	49,617
FKI PLC	2,998	4,149
Friends Provident PLC	18,666	45,699
G4S PLC	11,752	53,110
Galiform PLC†	3,069	4,829
GKN PLC	7,183	43,364
GlaxoSmithKline PLC	56,266	1,192,343
Great Portland Estates PLC	922	9,688
Hammerson PLC	2,947	65,145

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK (continued)
United Kingdom (continued)
Hays PLC	14,412	$32,674
HBOS PLC	38,042	422,667
Home Retail Group PLC	8,946	46,376
HSBC Holdings PLC	120,604	1,986,338
ICAP PLC	5,267	59,455
IMI PLC	3,319	30,071
Imperial Tobacco Group PLC	6,907	317,735
Inchcape PLC	4,500	35,896
Intercontinental Hotels Group PLC	3,000	45,334
International Power PLC	15,301	120,845
Intertek Group PLC	802	16,424
Invensys PLC†	8,125	36,298
Investec PLC	4,051	27,208
ITV PLC	33,707	42,339
J Sainsbury PLC	15,992	108,845
Johnson Matthey PLC	2,188	87,053
Kazakhmys PLC	1,055	33,430
Kesa Electricals PLC	5,399	22,042
Kingfisher PLC	23,883	62,546
Ladbrokes PLC	6,287	38,830
Land Securities Group PLC	4,743	142,021
Legal & General Group PLC	64,771	162,457
Liberty International PLC	2,583	49,999
Lloyds TSB Group PLC	57,581	516,589
LogicaCMG PLC	14,854	31,170
London Stock Exchange Group PLC	1,566	37,537
Lonmin PLC	796	48,506
Man Group PLC, Class B	17,483	192,353
Marks & Spencer Group PLC	17,171	131,936
Meggitt PLC	6,711	36,722
Misys PLC	2,566	7,052
Mitchells & Butlers PLC	4,109	27,967
Mondi PLC	3,676	30,490
National Express Group PLC	1,324	26,403
National Grid PLC	169,483	2,325,698
Next PLC	2,089	47,214
Old Mutual PLC	52,667	115,475
Pearson PLC	8,238	111,313
Persimmon PLC	2,908	44,141
Premier Farnell PLC	1,858	6,571
Premier Foods PLC	395,277	880,462
Prudential PLC	298,736	3,944,698
Punch Taverns PLC	2,714	29,006
Rank Group PLC	1,956	3,425
Reckitt Benckiser Group PLC	33,125	1,834,623
Reed Elsevier PLC	177,117	2,257,172
Rentokil Initial PLC	125,856	242,987
Resolution PLC	6,999	95,076
Reuters Group PLC	12,948	149,022
Rexam PLC	6,548	55,416
Rio Tinto PLC	10,167	1,055,610
Rolls-Royce Group PLC†	18,553	148,364
Rolls-Royce Group PLC B Share Entitlement	1,662,348	3,299
Royal & Sun Alliance Insurance Group PLC	32,986	84,240
Royal Bank of Scotland Group PLC	102,024	682,641

Security Description	Shares	Market Value (Note 2)(6)
United Kingdom (continued)
Royal Dutch Shell PLC, Class A	18,183	$627,323
Royal Dutch Shell PLC, Class A (London)	18,430	636,046
Royal Dutch Shell PLC, Class B	28,134	946,995
RT Group PLC†(1)(2)(3)	207	21
SABMiller PLC	104,149	2,281,523
Sage Group PLC	13,297	49,631
Schroders PLC	22,302	415,098
Scottish & Newcastle PLC	75,133	1,178,122
Scottish and Southern Energy PLC	8,806	245,432
Segro PLC	4,445	44,805
Serco Group PLC	4,937	44,453
Severn Trent PLC	2,391	67,328
Shire PLC	88,704	1,714,272
Signet Group PLC	17,387	21,304
Smith & Nephew PLC	9,163	121,189
Smiths Group PLC	3,953	73,736
SSL International PLC	970	8,729
Stagecoach Group PLC	5,393	25,898
Standard Chartered PLC	7,174	245,102
Standard Life PLC	21,746	106,252
Tate & Lyle PLC	4,824	51,691
Taylor Nelson Sofres PLC	117,362	368,530
Taylor Woodrow PLC	10,964	40,790
Tesco PLC	555,430	4,195,462
The Capita Group	5,993	80,689
Thomas Cook Group PLC†	4,979	28,630
Tomkins PLC	8,988	31,879
Travis Perkins PLC	1,184	25,185
Trinity Mirror PLC	1,494	8,745
TUI Travel PLC†	5,699	29,146
Tullett Prebon PLC	922	8,713
Tullow Oil PLC	114,278	1,497,826
Unilever PLC	13,240	446,701
United Business Media PLC	2,489	26,621
United Utilities PLC	8,974	122,961
Vedanta Resources PLC	733	30,483
Vodafone Group PLC	2,493,950	7,467,773
Whitbread PLC	1,968	45,574
William Hill PLC	3,553	26,492
William Morrison Supermarkets PLC	12,320	67,387
Wolseley PLC	6,745	70,849
WPP Group PLC	11,487	136,989
Xstrata PLC	24,571	1,720,633
Yell Group PLC	7,945	24,277
		72,425,213
United States — 0.0%
Synthes, Inc.	605	84,610
Total Common Stock (cost $381,465,396)		387,704,914

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)
PREFERRED STOCK — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG	185	$8,157
Fresenius AG	394	32,797
Henkel KGaA	1,815	83,872
Porsche AG	900	165,165
ProSiebenSat.1Media AG	836	18,071
RWE AG	397	37,646
Volkswagen AG	1,072	178,016
		523,724
Italy — 0.0%
IFI - Istituto Finanziario Industriale SpA†	587	16,224
Unipol Gruppo Finanziario SpA	9,294	26,663
		42,887
Total Preferred Stock (cost $358,843)		566,611
EXCHANGE TRADED FUNDS — 1.0%
iShares MSCI EAFE Index Fund (cost $3,944,423)	55,600	$3,997,640
RIGHTS — 0.0%
Australia — 0.0%
Iluka Resources Expires 04/09/08†	705	1,353
Japan — 0.0%
Dowa Mining Co., Ltd. Expires 01/29/10†	3,000	888
Total Rights (cost $0)		2,241
Total Long-Term Investment Securities (cost $385,768,663)		392,271,406
SHORT-TERM INVESTMENT SECURITIES — 0.7%
U.S. Government Agencies — 0.6%
Federal Home Loan Bank Disc. Notes 1.50% due 04/01/08	$2,600,000	2,600,000
U.S. Government Treasuries — 0.1%
United States Treasury Bill 3.62% due 06/12/08(4)	250,000	249,354
Total Short-Term Investment Securities (cost $2,849,360)		2,849,354
REPURCHASE AGREEMENTS — 1.7%
Repurchase Agreements — 1.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.40%, dated 03/31/08, to be repurchased 04/01/08 in the amount of $117,001 and collateralized by $120,000 of United States Treasury Bonds, bearing interest at 4.37%, due 02/15/38 and having an approximate value of $123,300	117,000	117,000

Security Description	Principal Amount	Market Value (Note 2)
Repurchase Agreements — (continued)
Agareement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 03/31/08, to be repurchased 04/01/08 in the amount of $6,931,096 and collateralized by $4,940,000 of United States Treasury Bonds, bearing interest at 8.88%, due 08/17/17 and having an approximate value of $7,070,375	$6,931,000	$6,931,000
Total Repurchase Agreements (cost $7,048,000)		7,048,000
TOTAL INVESTMENTS (cost $395,666,023)(5)	97.9%	402,168,760
Other assets less liabilities	2.1	8,513,773
NET ASSETS	100.0%	$410,682,533

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2008, the aggregate value of these securities was $621,271 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Fair valued security; see Note 2

(2)  Illiquid security

(3)  To the extent permitted by the Statement of Additional Information, the International Equity Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2008, the International Equity Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
RT Group PLC Common Stock	02/08/1999	207	$5,103	$21	$0	0.00%

(4)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(5)  See Note 4 for cost of investments on a tax basis.

(6)  A substantial number of the portfolio's holdings were valued using The fair value procedures at March 31, 2008. At March 31, 2008, the aggregate value of these securities was $338,230,101 representing 82.4% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

ADR — American Depository Receipt

CDI — Chess Depository Interest

CVA — Certificaten Van Aandelen (Dutch Cert.)

FDR — Fiduciary Depositary Receipt

GDR — Global Depository Receipt

INS RECP — Installment Receipts

PPS — Price Protected Shares

RNC — Riparmio Non-Convertible

SDR — Swedish Depository Receipt

SWX — Switzerland Exchange

VVPR — Reduced tax rate shares

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2008	Unrealized Appreciation (Depreciation)
1	Long	CAC40 10 EURO	April 2008	$72,861	$74,680	$1,819
1	Long	Hang Seng Index	April 2008	138,914	145,384	6,470
1	Long	MSCI Singapore Index	April 2008	53,614	53,913	299
4	Long	OMXS 30 Index	April 2008	60,847	62,749	1,902
1	Long	FTSE 100 Index	June 2008	111,502	113,456	1,954
74	Long	MSCI Pan Euro Index	June 2008	2,347,239	2,380,311	33,072
1	Long	NIKKEI 225 Index	June 2008	60,884	63,525	2,641
2	Long	SPI 200	June 2008	240,680	246,287	5,607
6	Long	TOPIX Index	June 2008	759,224	732,707	(26,517)
						$27,247

Open Forward Foreign Currency Contracts

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
USD	37,474	ZAR	302,981	04/04/2008	$(154)

USD — United States Dollar

ZAR — South African Rand

See Notes to Financial Statements

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited)

Industry Allocation*
United States Treasury Notes	36.5%
Government National Mtg. Assoc.	14.9
Repurchase Agreements	6.7
Diversified Financial Services	5.4
United States Treasury Bonds	4.9
Federal Home Loan Mtg. Corp.	4.6
Finance-Investment Banker/Broker	3.5
Federal National Mtg. Assoc.	3.2
Electric-Integrated	2.1
Telephone-Integrated	2.0
Banks-Super Regional	1.2
Pipelines	0.9
Real Estate Investment Trusts	0.9
Sovereign	0.8
Banks-Commercial	0.7
Multimedia	0.6
Diversified Manufacturing Operations	0.6
Cable TV	0.6
Special Purpose Entities	0.5
Telecom Services	0.4
Oil Companies-Integrated	0.4
Insurance-Multi-line	0.4
Oil Companies-Exploration & Production	0.4
Insurance-Property/Casualty	0.3
Food-Misc.	0.3
Oil-Field Services	0.3
Medical-Drugs	0.3
Insurance-Life/Health	0.3
Chemicals-Specialty	0.3
Commercial Services-Finance	0.3
Investment Management/Advisor Services	0.2
Agricultural Operations	0.2
Medical-HMO	0.2
Brewery	0.2
Airlines	0.2
Oil Refining & Marketing	0.2
Building-Residential/Commercial	0.2
Electric-Generation	0.2
Office Automation & Equipment	0.2
Retail-Drug Store	0.2
Real Estate Operations & Development	0.2
Finance-Commercial	0.2
Rental Auto/Equipment	0.2
Non-Hazardous Waste Disposal	0.2
Aerospace/Defense-Equipment	0.2
Cellular Telecom	0.2
Agricultural Chemicals	0.2
Diversified Operations	0.2
Auto-Cars/Light Trucks	0.1
Beverages-Non-alcoholic	0.1
Gas-Distribution	0.1
Medical-Hospitals	0.1
Metal-Diversified	0.1
Retail-Regional Department Stores	0.1
Federal Home Loan Bank	0.1
Finance-Auto Loans	0.1
Metal-Aluminum	0.1
Finance-Consumer Loans	0.1
Steel-Producers	0.1
Television	0.1

Retail-Discount	0.1%
Computer Services	0.1
Banks-Fiduciary	0.1
Casino Hotels	0.1
Food-Meat Products	0.1
Beverages-Wine/Spirits	0.1
Medical Labs & Testing Services	0.1
Banks-Money Center	0.1
Property Trust	0.1
Transport-Marine	0.1
Finance-Mortgage Loan/Banker	0.1
Metal Processors & Fabrication	0.1
Oil & Gas Drilling	0.1
Broadcast Services/Program	0.1
Paper & Related Products	0.1
Transport-Air Freight	0.1
Containers-Paper/Plastic	0.1
Insurance-Mutual	0.1
Medical Products	0.1
Medical-Wholesale Drug Distribution	0.1
Radio	0.1
Finance-Other Services	0.1
Index Fund	0.1
Non-Ferrous Metals	0.1
Transport-Rail	0.1
Insurance Brokers	0.1
Pharmacy Services	0.1
Electronic Components-Semiconductors	0.1
Machine Tools & Related Products	0.1
Retail-Restaurants	0.1
Savings & Loans/Thrifts	0.1
Home Decoration Products	0.1
Aerospace/Defense	0.1
102.4%
Credit Quality†#
Government — Treasury	41.5%
Government — Agency	24.0
AAA	5.0
AA	2.4
A	10.8
BBB	11.6
BB	1.6
B	1.3
CCC	0.3
Not Rated@	1.5
100.0%

*  Calculated as apercentage of net assets

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008

Security Description	Principal Amount	Market Value (Note 2)
ASSET BACKED SECURITIES — 5.0%
Diversified Financial Services — 5.0%
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(1)(2)	$430,000	$420,930
Banc of America Commercial Mtg., Inc., Series 2006-2, Class A4 5.74% due 05/10/45(1)(2)	375,000	378,869
Banc of America Commercial Mtg., Inc. Series 2002-PB2, Class A4 6.19% due 06/11/35(1)	290,000	295,335
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.39% due 05/20/36(2)(3)	991,166	973,671
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(3)	413,440	349,637
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-T16, Class A6 4.75% due 02/13/46(1)	500,000	488,515
Bear Stearns Commercial Mtg. Securities, Inc. Series 2005-T18, Class A4 4.93% due 02/13/42(1)	460,000	450,315
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR5, Class A5 4.98% due 07/11/42(1)	500,000	495,821
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-T20, Class A4A 5.30% due 10/12/42(1)(2)	600,000	596,386
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4, Class A3 5.61% due 11/15/33(1)	200,000	200,138
Bear Stearns Commercial Mtg. Securities, Inc., Series 1998-C1, Class A2 6.44% due 06/16/08(1)	123,609	123,496
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP2, Class A2 6.48% due 02/15/35(1)	350,000	358,456
Bear Stearns Commercial Mtg. Securities, Inc., Series 1999-WF2, Class A2 7.08% due 06/15/09(1)	280,029	284,109
Chase Commercial Mtg. Securities Corp., Series 1998-2, Class A2 6.39% due 11/18/30(1)	162,946	163,292
Chase Commercial Mtg. Securities Corp., Series 1998-1, Class A2 6.56% due 05/18/30(1)	12,872	12,839
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.67% due 07/25/37(2)(3)	486,351	463,610

Security Description	Principal Amount	Market Value (Note 2)
Diversified Financial Services (continued)
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2005-CD1, Class A4 5.23% due 07/15/44(1)(2)	$225,000	$224,601
CNH Equipment Trust, Series 2006-A, Class A3 5.20% due 08/16/10	272,937	274,506
Commercial Mtg. Asset Trust, Series 1999-C1, Class A3 6.64% due 01/17/32(1)	187,696	189,669
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(1)(2)	175,000	177,089
CS First Boston Mtg. Securities Corp., Series 2000-C1, Class A2 7.55% due 04/15/62(1)	445,164	458,865
First Union - Chase Commercial Mtg., Series 1999-C2, Class A2 6.65% due 06/15/31(1)	239,005	240,977
First Union - Lehman Brothers- Bank of America, Series 1998-C2, Class A2 6.56% due 11/18/35(1)	42,620	42,507
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(1)	600,000	586,719
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5 5.22% due 04/10/37(1)	650,000	646,151
Harley-Davidson Motorcycle Trust, Series 2004-3, Class A2 3.20% due 05/15/12	125,226	124,617
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP5, Class A4 5.18% due 12/15/44(1)(2)	500,000	490,489
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(1)	5,000	4,856
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB14, Class A4 5.48% due 12/12/44(1)	650,000	644,352
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.88% due 04/15/45(1)(2)	190,000	193,095
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(1)	650,000	645,447
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(1)	200,000	203,590
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)	400,000	393,667

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(1)	$493,000	$481,824
Morgan Stanley Capital I, Series 2006-T21, Class A2 5.09% due 10/12/52(1)	670,000	660,401
Morgan Stanley Capital I, Series 1999-WF1, Class A2 6.21% due 11/15/31(1)	174,450	174,432
Morgan Stanley Capital I, Series 1999-LIFE, Class A2 7.11% due 04/15/33(1)	399,339	406,824
Morgan Stanley Dean Witter Capital I, Series 2002-HQ, Class A2 6.09% due 04/15/34(1)	17,437	17,424
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(1)	629,433	648,519
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(1)	350,000	361,241
Morgan Stanley Dean Witter Capital I, Series 2002-HQ, Class A3 6.51% due 04/15/34(1)	200,000	205,230
Nissan Auto Receivables Owner Trust, Series 2005-A, Class A4 3.82% due 07/15/10	67,590	67,617
Nomura Asset Securities Corp., Series 1998-D6, Class A1B 6.59% due 03/15/30(1)	25,852	25,906
Ocwen Advance Receivables Backed Notes, Series 2006-1A, 5.34% due 11/24/15*(7)	275,000	242,000
Swift Master Auto Receivables Trust, Series 2007-2, Class A 3.47% due 10/15/12(4)	625,598	602,547
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR17, Class A2 5.84% due 10/25/36(3)	602,352	576,686
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(2)(3)	190,508	179,318
Total Asset Backed Securities (cost $16,498,811)		16,246,585
CORPORATE BONDS & NOTES — 21.6%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.12% due 03/14/13	160,000	160,230
Aerospace/Defense-Equipment — 0.2%
Goodrich Corp. Notes 6.29% due 07/01/16	250,000	269,273

Security Description	Principal Amount	Market Value (Note 2)
Aerospace/Defense-Equipment (continued)
United Technologies Corp. Senior Notes 4.88% due 05/01/15	$258,000	$262,557
		531,830
Agricultural Chemicals — 0.2%
Agrium, Inc. Debentures 7.80% due 02/01/27	185,000	217,984
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	45,000	44,381
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	90,000	96,300
Yara International ASA Notes 5.25% due 12/15/14*	155,000	152,584
		511,249
Agricultural Operations — 0.2%
Archer-Daniels-Midland Co. Senior Notes 5.45% due 03/15/18	84,000	84,442
Archer-Daniels-Midland Co. Senior Notes 6.45% due 01/15/38	83,000	84,309
Bunge, Ltd. Finance Corp. Notes 5.35% due 04/15/14	77,000	78,028
Cargill, Inc. Notes 5.00% due 11/15/13*	148,000	147,490
Cargill, Inc. Notes 5.60% due 09/15/12*	75,000	76,863
Cargill, Inc. Notes 6.38% due 06/01/12*	255,000	268,787
		739,919
Airlines — 0.2%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	160,938	151,282
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 11/23/12	65,000	61,262
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	250,000	248,750
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1 Class G2 6.26% due 11/20/21	54,121	53,512
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	137,575	133,982
		648,788

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks — 0.1%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.75% due 05/18/09	$100,000	$100,933
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.50% due 11/15/13	250,000	263,522
Ford Motor Co. Debentures 6.38% due 02/01/29	55,000	33,000
General Motors Corp. Debentures 8.25% due 07/15/23	105,000	73,500
		470,955
Banks-Commercial — 0.2%
HSBC Bank USA NA Sub. Notes 4.63% due 04/01/14	100,000	96,471
SunTrust Bank Sub. Notes 7.25% due 03/15/18	68,000	69,542
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	74,000	72,278
US Bank NA Notes 3.90% due 08/15/08	13,000	13,008
Wachovia Bank NA Sub. Notes 7.80% due 08/18/10	300,000	322,932
		574,231
Banks-Fiduciary — 0.1%
The Bank of New York Mellon Corp. Senior Notes 4.50% due 04/01/13	270,000	271,915
The Bank of New York Mellon Corp. Senior Notes 4.95% due 11/01/12	70,000	71,720
		343,635
Banks-Super Regional — 1.2%
BAC Capital Trust VI Bank Guar. Bonds 5.63% due 03/08/35	230,000	193,449
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	620,000	620,560
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	500,000	495,949
Bank Of America Corp. Senior Notes 6.00% due 09/01/17	175,000	183,990
Bank One Corp. Sub. Notes 5.90% due 11/15/11	160,000	169,747
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	390,000	369,943

Security Description	Principal Amount	Market Value (Note 2)
Banks-Super Regional (continued)
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/38	$130,000	$132,467
Fleet Capital Trust V Bank Guar. Notes 3.76% due 12/18/28(4)	150,000	113,926
JP Morgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	60,000	61,040
PNC Funding Corp. Senior Notes 5.50% due 09/28/12	355,000	357,588
Wachovia Capital Trust III Bank Guar. Bonds 5.80% due 03/15/11(4)(5)	140,000	99,750
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	250,000	238,509
Wachovia Corp. Notes 5.75% due 02/01/18	175,000	171,410
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	475,000	472,568
Wells Fargo Bank NA Sub. Notes 6.45% due 02/01/11	150,000	159,545
		3,840,441
Beverages-Non-alcoholic — 0.1%
Coca-Cola Enterprises, Inc. Debentures 6.70% due 10/15/36	200,000	219,592
PepsiAmericas, Inc. Notes 4.88% due 01/15/15	250,000	250,460
		470,052
Brewery — 0.0%
Miller Brewing Co. Company Guar. Notes 4.25% due 08/15/08*	50,000	50,202
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	160,000	168,993
Liberty Media LLC Bonds 7.88% due 07/15/09	40,000	40,139
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	100,000	86,125
		295,257
Building-Residential/Commercial — 0.2%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	56,000	53,900
D.R. Horton, Inc. Senior Notes 6.50% due 04/15/16	70,000	62,300

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Building-Residential/Commercial (continued)
D.R. Horton, Inc. Company Guar. Notes 8.00% due 02/01/09	$180,000	$176,850
Pulte Homes, Inc. Company Guar. Notes 7.88% due 08/01/11	220,000	211,200
Ryland Group Compnay Guar. Notes 6.88% due 06/15/13	120,000	113,512
		617,762
Cable TV — 0.6%
AT&T Broadband, Inc. Company Guar. Notes 8.38% due 03/15/13	540,000	599,849
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	100,000	85,750
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 11.00% due 10/01/15	60,000	41,250
Comcast Cable Communications LLC Senior Notes 7.13% due 06/15/13	73,000	77,555
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	365,000	372,200
Cox Communications, Inc. Senior Notes 5.45% due 12/15/14	50,000	49,226
Cox Communications, Inc. Notes 5.88% due 12/01/16*	30,000	29,786
Cox Communications, Inc. Notes 7.13% due 10/01/12	170,000	180,037
Time Warner Cable, Inc. Company Guar. Notes 5.40% due 07/02/12	225,000	221,070
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	165,000	155,757
		1,812,480
Casino Hotels — 0.1%
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	105,000	89,775
MGM Mirage, Inc. Company Guar. Notes 8.50% due 09/15/10	210,000	216,825
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	35,000	33,425
		340,025
Casino Services — 0.0%
Indianapolis Downs LLC Sec. Notes 11.00% due 11/01/12*	25,000	21,750

Security Description	Principal Amount	Market Value (Note 2)
Cellular Telecom — 0.2%
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	$53,000	$57,648
Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	200,000	242,719
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14	90,000	82,800
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	125,000	92,500
Rural Cellular Corp. Senior Sub. Notes 6.08% due 06/01/13(4)	40,000	40,000
Rural Cellular Corp. Senior Notes 8.99% due 11/01/12(4)	5,000	5,000
		520,667
Chemicals-Diversified — 0.0%
E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	22,000	22,294
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	100,000	104,125
		126,419
Chemicals-Specialty — 0.2%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	110,000	107,044
Cytec Industries, Inc. Notes 5.50% due 10/01/10	90,000	92,893
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	55,000	58,300
Lubrizol Corp. Senior Notes 4.63% due 10/01/09	270,000	270,983
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	75,000	57,094
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12	50,000	42,750
		629,064
Commercial Services-Finance — 0.3%
Credit Suisse/New York NY Sub. Notes 5.75% due 02/15/18	684,000	682,367
The Western Union Co. Senior Notes 5.40% due 11/17/11	154,000	157,750
		840,117

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	$25,000	$23,375
Computer Sciences Corp. Senior Notes 3.50% due 04/15/08	34,000	33,992
Electronic Data Systems Corp. Senior Notes 6.00% due 08/01/13	190,000	188,324
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	110,000	104,044
		349,735
Computers — 0.0%
Hewlett-Packard Co. Senior Notes 4.50% due 03/01/13	80,000	81,159
Consumer Products-Misc. — 0.0%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	35,000	31,238
Containers-Paper/Plastic — 0.1%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	25,000	22,531
Pactiv Corp. Senior Notes 5.88% due 07/15/12	50,000	51,046
Pactiv Corp. Bonds 7.95% due 12/15/25	35,000	38,709
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	150,000	126,000
Tenneco Packaging, Inc. Debentures 8.38% due 04/15/27	40,000	46,218
		284,504
Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 5.75% due 03/01/18	60,000	61,086
Data Processing/Management — 0.0%
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/17	120,000	124,009
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	75,000	69,281
Diversified Financial Services — 0.4%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	75,000	75,177

Security Description	Principal Amount	Market Value (Note 2)
Diversified Financial Services (continued)
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/57(4)	$200,000	$197,074
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	140,000	145,069
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	155,000	149,398
General Electric Capital Corp. Series MTNA Senior Notes 6.00% due 06/15/12	350,000	373,170
General Electric Capital Corp. Senior Notes 6.15% due 08/01/37	330,000	329,522
		1,269,410
Diversified Manufacturing Operations — 0.5%
Cooper US, Inc. Senior Notes 5.45% due 04/01/15	160,000	161,473
Danaher Corp. Senior Notes 5.63% due 01/15/18	82,000	85,206
Dover Corp. Senior Notes 5.45% due 03/15/18	53,000	53,525
Dover Corp. Senior Notes 6.60% due 03/15/38	120,000	123,828
General Electric Co. Senior Notes 5.25% due 12/06/17	1,061,000	1,059,536
Honeywell International, Inc. Senior Notes 4.25% due 03/01/13	87,000	87,881
		1,571,449
Diversified Operations — 0.0%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	150,000	95,036
Capmark Financial Group, Inc. Company Guar. Notes 6.30% due 05/10/17*	45,000	26,982
		122,018
Electric-Generation — 0.1%
Abu Dhabi National Energy Co Senior Notes 5.62% due 10/25/12*	100,000	103,122
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	143,000	150,131
The AES Corp. Senior Notes 8.00% due 10/15/17	80,000	81,000
The AES Corp. Senior Notes 8.88% due 02/15/11	75,000	78,562
		412,815

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 1.9%
Carolina Power & Light Co. 1st Mtg. Bonds 6.30% due 04/01/38	$40,000	$41,022
Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	81,000	81,123
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	195,000	193,975
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	244,000	247,833
Consumers Energy Co. 1st Mtg. Bonds 4.25% due 04/15/08	69,000	69,000
Dominion Resources, Inc./VA Senior Notes 4.75% due 12/15/10	100,000	102,344
Dominion Resources, Inc./VA Senior Notes 5.69% due 05/15/08(6)	69,000	69,139
DTE Energy Co. Senior Notes 7.05% due 06/01/11	134,000	143,309
Duke Energy Carolinas LLC 1st. Mtg. Bonds 5.25% due 01/15/18	215,000	219,102
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	61,000	61,214
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	55,000	55,342
EDP Finance BV Senior Notes 5.38% due 11/02/12*	265,000	273,186
Enel Finance International SA Company Guar. Notes 5.70% due 01/15/13*	100,000	103,504
Entergy Gulf States, Inc. 1st Mtg. Bonds 5.25% due 08/01/15	140,000	132,279
Exelon Generation Co. LLC Senior Notes 6.95% due 06/15/11	200,000	212,182
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	117,440	122,931
Florida Power & Light Co. 1st Mtg. Notes 5.55% due 11/01/17	144,000	150,745
Illinois Power Co. Senior Sec. Notes 6.13% due 11/15/17*	70,000	69,220
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	126,324	132,171
Midamerican Energy Holdings Co. Senior Notes 5.75% due 04/01/18*	300,000	302,950

Security Description	Principal Amount	Market Value (Note 2)
Electric-Integrated (continued)
Midamerican Energy Holdings Co. Bonds 6.13% due 04/01/36	$205,000	$198,140
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	135,000	137,700
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	47,000	42,791
Nisource Finance Corp. Company Guar. Notes 6.40% due 03/15/18	80,000	80,116
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	385,000	418,515
Northern States Power 1st Mtg. Bonds 5.25% due 03/01/18	185,000	188,137
NSTAR Notes 8.00% due 02/15/10	200,000	216,393
Ohio Power Co. Senior Notes 5.30% due 11/01/10	140,000	143,976
Pacific Gas & Electric Co. Senior Notes 4.80% due 03/01/14	75,000	75,650
Peco Energy Co. 1st Mtgs. Bonds 5.70% due 03/15/37	170,000	156,850
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	189,000	201,385
Potomac Electric Power Co. Senior Notes 6.50% due 11/15/37	150,000	146,464
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	111,000	108,032
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	51,000	54,948
Southern Power Co. Senior Notes 4.88% due 07/15/15	79,000	75,788
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes, Series A 10.25% due 11/01/15*	45,000	44,831
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes, Series B 10.25% due 11/01/15*	60,000	59,775
Union Electric Co. Sec. Notes 6.40% due 06/15/17	165,000	173,404
Virginia Electric & Power Co. Notes 4.10% due 12/15/08	64,000	64,110

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Virginia Electric and Power Co. Senior Notes 5.10% due 11/30/12	$265,000	$275,345
Virginia Electric & Power Co. Senior Notes 6.00% due 05/15/37	500,000	487,674
		6,132,595
Electric-Transmission — 0.0%
ITC Midwest LLC 1st Mtg. Bonds 6.15% due 01/31/38*	105,000	104,520
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	35,000	31,937
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	15,000	14,438
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	25,000	16,875
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	120,000	118,927
Spansion LLC Senior Sec. Notes 6.20% due 06/01/13*(4)	25,000	16,875
		199,052
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	35,000	34,213
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. Notes 5.70% due 01/15/10	160,000	139,000
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	130,000	118,447
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	70,000	49,539
GMAC LLC Senior Notes 6.88% due 09/15/11	120,000	91,844
		398,830
Finance-Commercial — 0.2%
Caterpillar Financial Services Corp. Notes 4.70% due 03/15/12	116,000	118,532
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	210,000	162,844
CIT Group, Inc. Notes 5.85% due 09/15/16	375,000	288,260
		569,636

Security Description	Principal Amount	Market Value (Note 2)
Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Notes 6.75% due 05/15/11	$210,000	$217,854
John Deere Capital Corp. Senior Notes 4.50% due 04/03/13	85,000	84,861
John Deere Capital Corp. Senior Notes 5.35% due 04/03/18	74,000	73,773
		376,488
Finance-Credit Card — 0.0%
Discover Financial Services Notes 6.45% due 06/12/17*	40,000	34,423
Finance-Investment Banker/Broker — 3.5%
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	893,000	841,586
Citigroup, Inc. Senior Notes 5.13% due 02/14/11	150,000	150,913
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	140,000	142,048
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	90,000	78,169
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	70,000	69,023
Citigroup, Inc. Global Sub. Notes 6.00% due 10/31/33	75,000	64,079
Citigroup, Inc. Global Sr. Note 6.13% due 11/21/17	30,000	29,956
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	400,000	399,717
Credit Suisse First Boston USA, Inc. Notes 6.50% due 01/15/12	160,000	170,074
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	400,000	395,220
JP Morgan Chase & Co. Sub. Notes 5.15% due 10/01/15	150,000	147,342
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	140,000	143,447
JP Morgan Chase & Co. Sub. Notes 5.75% due 01/02/13	313,000	326,981
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	288,000	300,332
JP Morgan Chase & Co. Sub. Notes 6.75% due 02/01/11	420,000	445,958

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Lazard Group LLC Sr. Notes 6.85% due 06/15/17	$270,000	$252,835
Lehman Brothers Holdings, Inc. Notes 5.63% due 01/24/13	40,000	38,895
Lehman Brothers Holdings, Inc. Senior Notes 6.20% due 09/26/14	190,000	187,402
Lehman Brothers Holdings, Inc. Sub. Notes 6.50% due 07/19/17	1,018,000	966,740
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17	115,000	110,551
Lehman Brothers Holdings, Inc. Senior Notes 7.00% due 09/27/27	500,000	462,165
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15	163,000	175,474
Merrill Lynch & Co., Inc. Notes 5.45% due 02/05/13	267,000	262,690
Merrill Lynch & Co., Inc. Notes 5.77% due 07/25/11	150,000	151,943
Merrill Lynch & Co., Inc. Senior Notes 6.05% due 08/15/12	240,000	243,753
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	440,000	417,527
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	68,000	53,748
Morgan Stanley Sub. Notes 4.75% due 04/01/14	800,000	742,626
Morgan Stanley Notes 5.55% due 04/27/17	200,000	188,083
Morgan Stanley Senior Notes 5.75% due 08/31/12	100,000	101,810
Morgan Stanley Senior Notes 6.25% due 08/28/17	150,000	149,182
Morgan Stanley Senior Notes 6.60% due 04/01/12	80,000	82,942
Morgan Stanley Senior Notes 6.63% due 04/01/18	224,000	224,079
Morgan Stanley Notes 6.75% due 04/15/11	50,000	52,411

Security Description	Principal Amount	Market Value (Note 2)
Finance-Investment Banker/Broker (continued)
Schwab Capital Trust I Company Guar. Notes 7.50% due 11/15/37(4)	$115,000	$106,890
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	9,000	8,482
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	235,000	226,002
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	150,000	150,074
The Bear Stearns Cos., Inc. Notes 7.25% due 02/01/18	240,000	248,014
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	400,000	383,730
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	111,623
The Goldman Sachs Group, Inc. Notes 6.13% due 02/15/33	82,000	74,667
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	195,000	194,711
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	300,000	301,931
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	460,000	414,563
The Goldman Sachs Group, Inc. Notes 6.60% due 01/15/12	290,000	306,619
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	300,000	279,100
		11,376,107
Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	35,000	31,172
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	204,000	184,821
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	27,000	21,907
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	50,000	44,592
Residential Capital LLC Company Guar. Notes 6.50% due 04/17/13	55,000	26,675
		309,167

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Finance-Other Services — 0.1%
SB Treasury Co. LLC Bonds 9.40% due 12/29/08*(4)(5)	$220,000	$222,871
Food-Meat Products — 0.1%
Tyson Foods, Inc. Senior Notes 6.60% due 04/01/16	335,000	335,405
Food-Misc. — 0.3%
General Mills, Inc. Senior Notes 5.20% due 03/17/15	110,000	110,313
Kellogg Co. Senior Notes 4.25% due 03/06/13	185,000	184,426
Kellogg Co. Senior Notes 5.13% due 12/03/12	45,000	46,533
Kraft Foods, Inc, Notes 4.13% due 11/12/09	180,000	180,337
Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	100,000	101,890
Kraft Foods, Inc. Senior Notes 6.13% due 02/01/18	150,000	149,905
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	190,000	197,867
		971,271
Food-Retail — 0.0%
The Kroger Co. Company Guar. Notes 6.40% due 08/15/17	90,000	94,984
Forestry — 0.0%
Weyerhaeuser Co. Debentures 7.38% due 03/15/32	110,000	108,720
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	85,000	82,238
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Notes 12.00% due 10/15/15*	25,000	19,750
Gas-Distribution — 0.1%
AGL Capital Corp. Company Guar. Notes 6.38% due 07/15/16	85,000	88,574
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	140,000	143,112
Energen Corp. Notes 7.63% due 12/15/10	190,000	205,854
		437,540

Security Description	Principal Amount	Market Value (Note 2)
Gas-Transportation — 0.0%
Northern National Gas Co. Senior Notes 6.75% due 09/15/08*	$50,000	$50,653
Home Decoration Products — 0.1%
Newell Rubbermaid, Inc. Senior Notes 5.50% due 04/15/13	160,000	160,877
Home Furnishings — 0.0%
Simmons Co. Senior Notes 10.00% due 12/15/14(6)	6,000	3,870
Hotels/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.25% due 02/15/13	65,000	64,919
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	95,000	86,764
		151,683
Independent Power Producer — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	80,000	78,400
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc. Debentures 5.65% due 12/01/17	29,000	30,519
Rockwell Automation, Inc. Debentures 6.25% due 12/01/37	119,000	122,084
		152,603
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	55,000	54,873
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	35,000	35,629
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	120,000	119,754
		210,256
Insurance-Life/Health — 0.3%
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	403,000	410,902
Protective Life Secured Trusts Senior Sec. Notes 4.00% due 10/07/09	170,000	171,267
Reinsurance Group of America, Inc. Senior Notes 5.63% due 03/15/17	300,000	267,780
		849,949

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line — 0.2%
Farmers Insurance Exchange Notes 8.63% due 05/01/24*	$250,000	$263,900
MMI Capital Trust I 7.63% due 12/15/27 Company Guar. Bonds	100,000	100,409
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	135,000	126,060
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	133,000	137,258
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	165,000	164,788
		792,415
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	150,000	154,973
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	130,000	122,025
		276,998
Insurance-Property/Casualty — 0.4%
Ace Capital Trust II Company Guar. Notes 9.70% due 04/01/30	170,000	190,464
Ace INA Holdings, Inc. Company Guar. Notes 6.70% due 05/15/36	40,000	38,768
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(4)	235,000	198,077
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	60,000	66,040
Fidelity National Title Group, Inc. Notes 7.30% due 08/15/11	100,000	106,302
Mercury General Corp. Senior Notes 7.25% due 08/15/11	175,000	198,463
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	89,000	86,699
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	37,000	34,295
W.R. Berkley Corp. Senior Notes 5.13% due 09/30/10	140,000	142,173
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	70,000	66,611
		1,127,892

Security Description	Principal Amount	Market Value (Note 2)
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc. Senior Notes 5.65% due 11/15/15	$240,000	$234,371
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	210,000	223,927
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	230,000	223,949
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*	50,000	51,875
LVB Acquisition Merger Sub, Inc. Senior Sub. Notes 11.63% due 10/15/17*	70,000	70,000
		804,122
Machine Tools & Related Products — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12	180,000	197,169
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Company Guar. Notes 5.63% due 12/15/15	110,000	108,791
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	215,000	212,845
		321,636
Medical Products — 0.1%
Baxter International, Inc. Senior Notes 5.90% due 09/01/16	200,000	211,102
Universal Hospital Services, Inc. Sec. Bonds 8.50% due 06/01/15	45,000	45,000
		256,102
Medical-Drugs — 0.1%
Abbott Laboratories Notes 6.15% due 11/30/37	2,000	2,066
American Home Products Corp. Notes 6.70% due 03/15/11	44,000	47,561
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	56,000	53,930
Wyeth Bonds 5.50% due 02/01/14	115,000	119,118
		222,675
Medical-HMO — 0.2%
Cigna Corp. Senior Notes 6.35% due 03/15/18	160,000	162,380
UnitedHealth Group, Inc. Senior Bonds 5.38% due 03/15/16	140,000	132,730

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
UnitedHealth Group, Inc. Senior Notes 5.50% due 11/15/12	$175,000	$177,622
UnitedHealth Group, Inc. Senior Notes 6.63% due 11/15/37	105,000	97,156
UnitedHealth Group, Inc. Senior Notes 6.88% due 02/15/38	166,000	158,605
		728,493
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	135,000	135,506
HCA, Inc. Senior Notes 6.25% due 02/15/13	100,000	87,000
HCA, Inc. Senior Notes 9.25% due 11/15/16	130,000	134,875
IASIS Healthcare LLC / IASIS Capital Corp. Bank Guar. Notes 8.75% due 06/15/14	70,000	69,650
		427,031
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.63% due 09/15/12	130,000	134,416
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	110,000	108,017
		242,433
Metal Processors & Fabrication — 0.1%
Commercial Metals Co. Notes 5.63% due 11/15/13	125,000	131,145
Commercial Metals Co. Senior Notes 6.50% due 07/15/17	164,000	169,399
		300,544
Metal-Aluminum — 0.1%
Alcoa, Inc. Notes 6.00% due 01/15/12	112,000	116,282
Alcoa, Inc. Bonds 6.50% due 06/15/18	179,000	186,705
		302,987
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	35,000	37,144

Security Description	Principal Amount	Market Value (Note 2)
Metal-Diversified (continued)
Noranda Aluminium Acquisition Corp. Senior Notes 8.74% due 05/15/15*	$40,000	$31,400
		68,544
Multimedia — 0.6%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	510,000	533,414
Belo Corp. Senior Notes 8.00% due 11/01/08	180,000	181,702
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	210,000	225,605
News America Holdings, Inc. Debentures 8.45% due 08/01/34	20,000	23,931
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	80,000	77,642
News America, Inc. Debentures 7.28% due 06/30/28	95,000	100,231
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	115,000	121,872
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	118,000	122,178
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	100,000	110,810
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	95,000	106,892
Viacom, Inc. Senior Notes 6.13% due 10/05/17	300,000	292,527
Viacom, Inc. Senior Notes 6.25% due 04/30/16	172,000	167,430
		2,064,234
Non-Hazardous Waste Disposal — 0.2%
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/18	100,000	100,362
Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	351,000	360,083
Waste Management, Inc. Senior Notes 7.00% due 07/15/28	100,000	102,058
		562,503
Office Automation & Equipment — 0.2%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	70,000	66,500

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Office Automation & Equipment — 0.2%
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	$91,000	$90,064
Pitney Bowes, Inc. Notes 5.75% due 09/15/17	111,000	112,939
Xerox Corp. Senior Notes 5.50% due 05/15/12	145,000	146,221
Xerox Corp. Senior Notes 6.40% due 03/15/16	180,000	186,215
		601,939
Oil & Gas Drilling — 0.1%
Transocean, Inc. Senior Notes 6.00% due 03/15/18	290,000	298,301
Oil Companies-Exploration & Production — 0.2%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	200,000	206,000
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	66,000	72,038
Encana Corp. Notes 5.90% due 12/01/17	350,000	358,772
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.75% due 11/01/15*	40,000	37,500
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	105,000	101,325
		775,635
Oil Companies-Integrated — 0.3%
ConocoPhillips Co. Notes 8.75% due 05/25/10	160,000	178,570
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/29	270,000	307,443
Hess Corp. Bonds 7.88% due 10/01/29	326,000	386,878
Marathon Oil Corp. Senior Notes 5.90% due 03/15/18	80,000	80,416
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	138,000	155,597
		1,108,904
Oil Refining & Marketing — 0.2%
Enterprise Products Operating LLC Company Guar. Notes 5.65% due 04/01/13	230,000	229,784

Security Description	Principal Amount	Market Value (Note 2)
Oil Refining & Marketing (continued)
Motiva Enterprises LLC Senior Notes 5.20% due 09/15/12*	$225,000	$238,300
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	162,000	170,042
		638,126
Oil-Field Services — 0.1%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	10,000	9,100
Halliburton Co. Debentures 7.60% due 08/15/96*	180,000	207,790
Smith International, Inc. Senior Notes 6.00% due 06/15/16	250,000	255,161
		472,051
Paper & Related Products — 0.1%
Bowater, Inc. Notes 6.50% due 06/15/13	75,000	49,500
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	40,000	37,500
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	10,000	9,250
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	140,000	134,662
		230,912
Pharmacy Services — 0.1%
Medco Health Solutions, Inc. Senior Notes 7.13% due 03/15/18	195,000	199,805
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	45,000	44,438
Pipelines — 0.8%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	617,000	666,564
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	120,000	124,200
DCP Midstream LP Bonds 6.45% due 11/03/36*	170,000	159,832
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	35,000	36,974
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	75,000	75,141

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17	$240,000	$235,404
Kinder Morgan Energy Partners LP Notes 6.75% due 03/15/11	270,000	282,857
Kinder Morgan Energy Partners LP Notes 6.95% due 01/15/38	225,000	220,808
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	350,000	363,490
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	305,000	298,956
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	170,000	184,237
		2,648,463
Publishing-Periodicals — 0.0%
Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	40,000	38,900
The Reader's Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	35,000	23,363
		62,263
Quarrying — 0.0%
Vulcan Materials Senior Notes 5.60% due 11/30/12	150,000	152,382
Radio — 0.1%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	231,000	238,404
Real Estate Investment Trusts — 0.9%
AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	87,000	78,603
AvalonBay Communities, Inc. Notes 7.50% due 08/01/09	200,000	205,747
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	25,000	20,283
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	160,000	148,562
Camden Property Trust Senior Notes 4.38% due 01/15/10	130,000	126,912
Camden Property Trust Notes 6.75% due 09/15/10	80,000	82,123
Colonial Properties Trust Notes 6.25% due 06/15/14	45,000	40,475

Security Description	Principal Amount	Market Value (Note 2)
Real Estate Investment Trusts (continued)
Developers Diversified Realty Corp. Notes 3.88% due 01/30/09	$180,000	$177,306
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	90,000	84,049
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	160,000	141,311
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	90,000	80,286
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	300,000	256,746
Kimco Realty Corp. Notes 5.19% due 10/01/13	80,000	80,073
Kimco Realty Corp. Notes 5.58% due 11/23/15	180,000	176,547
Liberty Property LP Senior Notes 5.63% due 10/01/17	65,000	61,733
Liberty Property LP Senior Notes 7.75% due 04/15/09	70,000	71,735
Liberty Property LP Senior Notes 8.50% due 08/01/10	230,000	245,230
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	55,000	53,806
Realty Income Corp. Senior Notes 6.75% due 08/15/19	160,000	151,728
Simon Property Group LP Notes 4.60% due 06/15/10	75,000	74,423
Simon Property Group LP Notes 5.10% due 06/15/15	145,000	133,210
Simon Property Group LP Notes 5.38% due 08/28/08	35,000	35,033
Simon Property Group LP Notes 5.38% due 06/01/11	180,000	178,659
Simon Property Group LP Senior Notes 5.63% due 08/15/14	80,000	77,117
Vornado Realty LP Notes 4.50% due 08/15/09	55,000	53,867
		2,835,564
Real Estate Management/Services — 0.0%
AMB Property LP Company Guar. Notes 7.10% due 06/30/08	150,000	151,101

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Real Estate Operations & Development — 0.2%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	$255,000	$208,999
ERP Operating LP Notes 6.63% due 03/15/12	150,000	152,417
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	100,000	92,531
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	105,000	96,909
Regency Centers LP Senior Notes 5.88% due 06/15/17	40,000	36,634
		587,490
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14*	40,000	29,200
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	10,000	6,350
		35,550
Rental Auto/Equipment — 0.2%
Erac USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	460,000	378,152
Erac USA Finance Co. Notes 7.35% due 06/15/08*	160,000	161,127
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	35,000	28,525
		567,804
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	55,000	31,075
Retail-Discount — 0.1%
Target Corp. Senior Notes 6.00% due 12/31/18	175,000	179,142
Target Corp. Senior Notes 7.00% due 01/15/38	167,000	171,652
		350,794
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	225,000	228,501
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	64,000	63,781
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30*	91,735	96,996

Security Description	Principal Amount	Market Value (Note 2)
Retail-Drug Store (continued)
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	$218,685	$208,330
		597,608
Retail-Regional Department Stores — 0.1%
Macy's Retail Holdings, Inc. Company Guar. Notes 5.88% due 01/15/13	400,000	384,742
Neiman-Marcus Group, Inc. Senior Sub. Notes 10.38% due 10/15/15	30,000	30,000
		414,742
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 6.30% due 03/01/38	130,000	133,003
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	60,000	54,300
		187,303
Savings & Loans/Thrifts — 0.1%
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	90,000	77,400
Washington Mutual Preferred Funding Delaware Bonds 6.53% due 03/15/11(4)(5)	100,000	52,695
Washington Mutual Preferred Funding III Bonds 6.90% due 06/15/12(4)(5)	100,000	56,000
		186,095
Special Purpose Entities — 0.3%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	115,000	116,546
Capital One Capital IV Company Guar. Bonds 6.75% due 02/17/37(4)	60,000	42,843
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	35,000	31,500
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Notes 8.88% due 04/01/15	10,000	10,225
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Notes 9.75% due 04/01/17	35,000	34,825
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	15,000	16,088
KAR Holdings, Inc. Senior Notes 7.24% due 05/01/14(4)	65,000	53,625

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	$45,000	$36,157
Pricoa Global Funding I Notes 3.90% due 12/15/08*	200,000	200,706
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	91,000	92,772
Principal Life Global Funding I Notes 6.13% due 10/15/33*	190,000	188,661
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	45,000	38,475
		862,423
Steel-Producers — 0.1%
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	120,000	123,549
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	210,000	200,143
Ryerson, Inc. Senior Sec. Notes 10.61% due 11/01/14*(4)	50,000	45,000
		368,692
Telecom Services — 0.4%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	194,000	190,365
Embarq Corp. Senior Notes 7.08% due 06/01/16	80,000	75,739
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	45,000	41,400
Qwest Corp. Senior Notes 7.50% due 10/01/14	50,000	48,750
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	375,000	404,274
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	490,000	532,388
		1,292,916
Telephone-Integrated — 0.9%
Aliant Communications, Inc. Notes 6.75% due 04/01/28	200,000	176,469
AT&T, Inc. Senior Notes 5.50% due 02/01/18	255,000	249,681
AT&T, Inc. Notes 6.30% due 01/15/38	300,000	290,077

Security Description	Principal Amount	Market Value (Note 2)
Telephone-Integrated (continued)
BellSouth Corp. Bonds 5.20% due 09/15/14	$190,000	$189,685
BellSouth Corp. Senior Notes 6.00% due 10/15/11	100,000	104,622
BellSouth Corp. Bonds 6.55% due 06/15/34	130,000	127,701
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	25,000	21,875
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	39,000	39,341
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	140,000	144,920
SBC Communications, Inc. Notes 5.10% due 09/15/14	660,000	655,690
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09	100,000	98,500
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	119,000	93,712
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	400,000	370,000
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	100,000	77,750
Verizon Communications, Inc. Notes 6.40% due 02/15/38	265,000	257,997
Verizon New York, Inc. Debentures 6.88% due 04/01/12	134,000	140,928
		3,038,948
Television — 0.1%
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	210,000	220,998
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	70,000	68,163
Paxson Communication Corp. Sec. Senior Notes 10.51% due 01/15/13*(4)	85,000	63,750
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	20,000	12,550
		365,461
Tobacco — 0.0%
Philip Morris Capital Corp. Bonds 7.50% due 07/16/09	40,000	40,580

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Transactional Software — 0.0%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	$25,000	$19,375
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	295,443	288,057
Transport-Rail — 0.1%
BNSF Funding Trust I Company Guar. Bonds 6.61% due 12/15/55(4)	120,000	109,004
CSX Corp. Senior Notes 6.25% due 03/15/18	110,000	108,556
		217,560
Transport-Services — 0.1%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	95,000	87,162
Ryder System, Inc. Notes 5.00% due 06/15/12	71,000	71,208
		158,370
Travel Service — 0.0%
Travelport LLC Company Guar. Notes 9.75% due 09/01/14(4)	70,000	56,700
Total Corporate Bonds & Notes (cost $71,649,097)		70,209,487
FOREIGN CORPORATE BONDS & NOTES — 4.1%
Banks-Commercial — 0.6%
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17(4)(5)	98,000	88,600
BOI Capital Funding Bank Guar. Bonds 6.11% due 02/04/16(4)(5)	70,000	53,280
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/36	200,000	193,482
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	50,000	47,432
Overseas-Chinese Banking Sub. Notes 7.75% due 09/06/11*	250,000	273,222
Royal Bank of Scotland Group PLC Sub. Notes 5.05% due 01/08/15	230,000	228,002
Royal Bank of Scotland Group PLC Sub. Notes 6.38% due 02/01/11	280,000	292,126
Royal Bank of Scotland Group PLC Bonds 6.99% due 10/05/17(4)(5)	140,000	118,846

Security Description	Principal Amount	Market Value (Note 2)
Banks-Commercial (continued)
Russian Agricultural Bank Bonds 6.30% due 05/15/17*	$125,000	$115,781
Russian Agricultural Bank Bonds 7.18% due 05/16/13	175,000	178,077
VTB Capital SA Senior Notes 6.25% due 07/02/35*	190,000	175,513
		1,764,361
Banks-Money Center — 0.1%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	300,000	314,760
Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/17	135,000	138,258
Diageo Finance BV Company Guar. Notes 3.88% due 04/01/11	187,000	187,654
		325,912
Brewery — 0.2%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	235,000	274,950
CIA Brasileira de Bebidas Company Guar. Notes 10.50% due 12/15/11	90,000	107,550
SABMiller PLC Notes 6.20% due 07/01/11*	250,000	265,779
		648,279
Building & Construction-Misc. — 0.1%
Conproca SA de CV Secured Senior Notes 12.00% due 06/16/10	140,000	151,200
Chemicals-Specialty — 0.1%
Methanex Corp. Notes 6.00% due 08/15/15	220,000	213,950
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	43,000	40,210
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	60,000	61,800
Siemens Financieringsmaatschappij NV Notes 6.13% due 08/17/26*	16,000	15,623
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	70,000	70,292

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations (continued)
Tyco International Group SA Company Guar. Notes 6.13% due 11/01/08	$100,000	$100,748
Tyco International Group SA Company Guar. Notes 6.75% due 02/15/11	150,000	158,062
		406,525
Diversified Minerals — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 01/23/17	100,000	99,588
Diversified Operations — 0.1%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	150,000	150,235
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	215,000	220,887
		371,122
Electric-Distribution — 0.0%
United Energy Distribution Holdings Property, Ltd. Senior Notes 4.70% due 04/15/11*	85,000	88,114
Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	225,000	202,446
Electric-Integrated — 0.2%
EDP Finance BV Senior Notes 6.00% due 02/02/18*	100,000	102,149
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	78,000	80,589
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	167,000	173,263
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	285,000	287,418
		643,419
Electronic Components-Misc. — 0.0%
NXP BV / NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	15,000	12,337
Insurance-Multi-line — 0.1%
AXA SA Sub. Notes 6.38% due 12/14/36*(4)(5)	77,000	62,068
AXA SA Sub. Notes 8.60% due 12/15/30	220,000	236,751
ING Groep NV Bonds 5.78% due 12/08/15(4)(5)	132,000	112,460
		411,279

Security Description	Principal Amount	Market Value (Note 2)
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Notes 6.90% due 11/15/37*	$60,000	$57,993
Medical-Drugs — 0.2%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 6.83% due 12/01/13(4)	110,000	84,150
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	50,000	30,500
AstraZeneca PLC Senior Notes 5.90% due 09/15/17	115,000	121,562
AstraZeneca PLC Notes 6.45% due 09/15/37	290,000	311,166
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	95,000	88,350
		635,728
Metal-Aluminum — 0.0%
Alcan, Inc. Notes 6.13% due 12/15/33	93,000	88,883
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	292,000	289,333
Inco, Ltd. Senior Notes 7.75% due 05/15/12	60,000	66,253
		355,586
Non-Ferrous Metals — 0.1%
Codelo, Inc. Notes 6.38% due 11/30/12*	200,000	218,589
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Notes 6.25% due 03/15/38	380,000	364,480
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	45,000	43,987
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	5,000	4,950
		413,417
Oil Companies-Integrated — 0.0%
Petrobras International Finance Co. Company Guar. Notes 5.88% due 03/01/18	135,000	129,944
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	250,000	251,302

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil-Field Services (continued)
Weatherford International, Ltd. Company Guar. Senior Notes 6.50% due 08/01/36	$130,000	$123,861
Weatherford International, Ltd. Senior Notes 7.00% due 03/15/38	56,000	56,848
		432,011
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	75,000	43,125
Alto Parana SA Company Guar. Notes 6.38% due 06/09/17*	20,000	20,632
		63,757
Pipelines — 0.1%
Enbridge, Inc. Bonds 5.80% due 06/15/14	224,000	227,117
Printing-Commercial — 0.0%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16†*(9)(10)	25,000	11,875
Property Trust — 0.1%
Westfield Group Senior Notes 5.40% due 10/01/12*	320,000	311,502
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.25% due 02/01/15(6)	20,000	17,000
Special Purpose Entities — 0.3%
National Gas Co. of Trinidad & Tobago, Ltd. Notes 6.05% due 01/15/36*	325,000	304,174
SMFG Preferred Capital, Ltd. Bonds 6.08% due 01/25/17(4)(5)	111,000	87,024
UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13	390,000	433,826
		825,024
Telecom Services — 0.0%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	5,000	4,950
TELUS Corp. Notes 8.00% due 06/01/11	21,000	22,839
		27,789
Telephone-Integrated — 1.1%
British Telecom PLC Senior Notes 5.15% due 01/15/13	192,000	189,206

Security Description	Principal Amount	Market Value (Note 2)
Telephone-Integrated (continued)
British Telecommunications PLC Notes 8.13% due 12/15/10	$350,000	$384,917
British Telecommunications PLC Bonds 8.63% due 12/15/30	176,000	218,588
Deutsche Telekom International Finance BV Company Guar. Bonds 8.50% due 06/15/10	220,000	235,335
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	320,000	383,867
France Telecom SA Bonds 7.75% due 03/01/11	400,000	433,737
France Telecom SA Notes 8.50% due 03/01/31	115,000	142,473
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	815,000	808,521
Telefonica Emisones SAU Company Guar. Notes 7.05% due 06/20/36	75,000	78,416
Telefonica Europe BV Company Guar. Bonds 7.75% due 09/15/10	480,000	514,915
		3,389,975
Transport-Marine — 0.1%
DP World, Ltd. Bonds 6.85% due 07/02/37*	364,000	310,408
Total Foreign Corporate Bonds & Notes (cost $13,579,474)		13,210,100
FOREIGN GOVERNMENT AGENCIES — 0.8%
Sovereign — 0.8%
Federal Republic of Brazil Notes 8.00% due 01/15/18	500,000	560,000
Province of Quebec Debentures 7.50% due 09/15/29	116,000	155,511
Republic of Argentina Notes 8.28% due 12/31/33	592,988	486,250
Republic of Turkey Senior Notes 11.88% due 01/15/30	400,000	590,500
Republic of Venezuela Bonds 9.25% due 09/15/27	200,000	190,000
United Mexican States Notes 6.75% due 09/27/34	448,000	499,744
Total Foreign Government Agencies (cost $2,593,872)		2,482,005

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES — 22.8%
Federal Home Loan Bank — 0.1%
6.00% due 11/01/37	$393,149	$403,520
Federal Home Loan Mtg. Corp. — 4.6%
4.13% due 07/12/10	556,000	577,258
4.50% due 01/15/13	1,579,000	1,665,224
5.00% due 07/01/35	213,240	211,478
5.00% due 10/01/35	1,122,648	1,113,371
5.00% due 11/01/36	373,534	370,250
5.00% due 12/01/36	772,690	765,897
5.00% due 01/01/37	326,916	324,042
5.00% due 04/01/37	925,018	916,799
5.47% due 03/01/36(4)	178,610	179,557
5.50% due 07/01/37	703,262	710,824
5.50% due 08/01/37	45,817	46,310
5.50% due 10/01/37	3,058,978	3,091,871
5.75% due 03/15/09	50,000	51,632
5.80% due 01/01/37(4)	211,758	215,907
5.97% due 10/01/36(4)	784,568	798,978
6.00% due 10/01/37	1,196,982	1,228,558
6.25% due 07/15/32	206,000	245,553
6.50% due 03/01/37	623,925	647,786
6.75% due 03/15/31	100,000	125,501
Federal Home Loan Mtg. Corp. CMO Series 3312, Class LB 5.50% due 11/15/25(3)	1,200,000	1,249,601
Series 3349, Class HB 5.50% due 06/15/31(3)	439,000	451,039
		14,987,436
Federal National Mtg. Assoc. — 3.2%
4.47% due 02/01/34(4)	339,074	340,563
4.50% due 11/01/22	1,832,839	1,826,496
4.64% due 07/01/35(4)	56,462	57,141
4.67% due 10/01/35(4)	207,734	210,270
4.87% due 01/01/35(4)	556,212	564,858
5.00% due 10/01/35	789,249	782,311
5.00% due 07/01/37	603,494	597,784
5.01% due 12/01/35(4)	61,501	62,537
5.33% due 11/01/36(4)	88,925	90,577
5.38% due 11/15/11	500,000	543,726
5.50% due 11/01/22	278,191	284,226
5.50% due 11/01/36	2,066,025	2,088,130
5.50% due 12/01/36	25,329	25,600
6.00% due 05/15/11	250,000	273,319
6.00% due 10/01/36	1,244,005	1,275,801
6.50% due 07/01/36	368,040	381,515
6.50% due 10/01/37	727,808	754,405
6.63% due 11/15/30	107,000	132,398
7.25% due 01/15/10	200,000	217,326
		10,508,983
Government National Mtg. Assoc. — 14.9%
4.50% due 04/15/18	218,243	219,133
4.50% due 05/15/18	1,313,916	1,318,986
4.50% due 08/15/18	67,515	67,775
4.50% due 09/15/18	538,538	540,616
4.50% due 10/15/18	2,276,265	2,285,049
4.50% due 09/15/33	697,122	678,033
5.00% due 06/15/33	23,962	24,007
5.00% due 08/15/33	136,635	136,893

Security Description	Principal Amount	Market Value (Note 2)
Government National Mtg. Assoc. (continued)
5.00% due 09/15/33	$202,513	$202,894
5.00% due 10/15/33	147,661	147,938
5.00% due 11/15/33	16,713	16,744
5.00% due 06/15/34	562,502	563,400
5.00% due 05/15/35	23,648	23,681
5.00% due 09/15/35	25,827	25,862
5.00% due 11/15/35	972,063	973,388
5.00% due 02/15/36	750,548	751,472
5.00% due 02/20/36	1,819,332	1,813,639
5.00% due 03/15/36	660,680	661,494
5.00% due 05/15/36	846,596	847,639
5.00% due 06/15/36	830,153	831,175
5.00% due 08/15/36	48,915	48,975
5.50% due 02/15/32	37,985	38,842
5.50% due 03/15/32	39,265	40,157
5.50% due 12/15/32	58,072	59,381
5.50% due 01/15/33	25,897	26,474
5.50% due 02/15/33	163,956	167,606
5.50% due 03/15/33	601,975	615,378
5.50% due 04/15/33	1,821,846	1,862,445
5.50% due 05/15/33	24,047	24,582
5.50% due 06/15/33	2,458,523	2,513,261
5.50% due 07/15/33	1,834,445	1,875,287
5.50% due 08/15/33	307,189	314,028
5.50% due 09/15/33	42,905	43,860
5.50% due 11/15/33	251,083	256,673
5.50% due 12/15/33	18,820	19,239
5.50% due 01/15/34	749,179	765,543
5.50% due 02/15/34	338,545	345,940
6.00% due 04/15/28	820,137	850,928
6.00% due 01/15/29	145,017	150,449
6.00% due 03/15/29	152,561	158,277
6.00% due 11/15/31	71,658	74,292
6.00% due 12/15/31	169,903	176,149
6.00% due 04/15/32	149,528	154,943
6.00% due 08/15/32	42,264	43,795
6.00% due 09/15/32	125,917	130,478
6.00% due 10/15/32	385,551	399,513
6.00% due 11/15/32	151,693	157,186
6.00% due 01/15/33	21,791	22,568
6.00% due 02/15/33	260,094	269,378
6.00% due 03/15/33	62,673	64,910
6.00% due 09/15/33	144,186	149,332
6.00% due 01/15/34	729,869	755,353
6.00% due 03/15/34	210,988	218,355
6.00% due 05/15/34	152,878	158,216
6.00% due 07/15/34	93,356	96,616
6.00% due 08/15/34	901,748	933,234
6.00% due 09/15/34	126,258	130,666
6.00% due 11/15/34	526,998	545,399
6.00% due 03/15/35	465,640	481,452
6.00% due 08/15/35	485,141	501,616
6.00% due 01/15/36	235,922	243,842
6.00% due 02/15/36	349,482	361,214
6.00% due 04/15/36	772,100	798,020
6.00% due 05/15/36	365,392	377,658
6.00% due 06/15/36	1,468,534	1,517,833
6.00% due 07/15/36	317,785	328,453
6.00% due 08/15/36	956,535	988,817

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.00% due 09/15/36	$1,125,999	$1,163,799
6.00% due 10/15/36	1,702,096	1,759,362
6.00% due 11/15/36	677,723	700,474
6.00% due 12/15/36	226,642	234,250
6.00% due April TBA	11,490,000	11,856,244
6.50% due 09/15/28	20,115	21,041
6.50% due 06/15/31	19,069	19,929
6.50% due 09/15/31	54,675	57,141
6.50% due 10/15/31	20,280	21,195
6.50% due 11/15/31	10,777	11,263
6.50% due 12/15/31	27,679	28,928
7.50% due 09/15/30	27,612	29,751
		48,289,808
Total U.S. Government Agencies (cost $72,956,441)		74,189,747
U.S. GOVERNMENT TREASURIES — 41.3%
United States Treasury Bonds — 4.8%
4.38% due 02/15/38	150,000	151,781
4.50% due 02/15/36	250,000	258,262
4.75% due 02/15/37	2,642,000	2,841,595
5.00% due 05/15/37	1,142,000	1,277,524
5.38% due 02/15/31	708,000	818,846
6.00% due 02/15/26	250,000	302,813
6.13% due 08/15/29	2,180,000	2,729,598
6.25% due 08/15/23	531,000	653,586
7.13% due 02/15/23	249,000	329,944
7.25% due 08/15/22	2,780,000	3,714,992
7.88% due 02/15/21	1,540,000	2,135,547
8.13% due 05/15/21	30,000	42,513
8.75% due 08/15/20	42,000	61,674
8.88% due 02/15/19	124,000	180,265
9.00% due 11/15/18	100,000	146,211
9.13% due 05/15/18	75,000	109,828
		15,754,979
United States Treasury Notes — 36.5%
2.00% due 02/28/10	10,000,000	10,069,530
2.13% due 01/31/10	1,300,000	1,311,071
2.63% due 05/15/08	1,060,000	1,061,739
2.75% due 02/28/13	75,000	76,031
2.88% due 01/31/13	3,980,000	4,056,802
3.25% due 12/31/09	1,550,000	1,592,746
3.50% due 02/15/18	2,156,000	2,168,464
3.88% due 02/15/13	8,815,000	9,405,878
4.00% due 06/15/09	2,000,000	2,058,282
4.00% due 11/15/12	8,421,000	9,042,705
4.00% due 02/15/14	278,000	299,784
4.00% due 02/15/15	3,310,000	3,559,283
4.13% due 05/15/15	1,800,000	1,945,829
4.25% due 09/30/12	6,000,000	6,484,218
4.25% due 08/15/13	4,285,000	4,664,625
4.25% due 11/15/13	2,056,000	2,243,610
4.25% due 08/15/14	136,000	148,644
4.25% due 11/15/14	4,381,000	4,790,352
4.25% due 08/15/15	2,500,000	2,723,632
4.25% due 11/15/17	541,000	577,221
4.38% due 12/15/10	1,000,000	1,070,703

Security Description	Principal Amount/ Shares	Market Value (Note 2)
United States Treasury Notes (continued)
4.38% due 08/15/12	$12,479,000	$13,570,912
4.50% due 09/30/11	3,200,000	3,468,000
4.50% due 03/31/12	350,000	380,106
4.50% due 02/15/16	175,000	192,637
4.50% due 05/15/17	9,670,000	10,508,573
4.63% due 08/31/11	1,876,000	2,037,220
4.63% due 11/15/16	110,000	121,361
4.75% due 11/15/08	1,572,000	1,604,055
4.75% due 05/15/14	430,000	482,708
4.75% due 08/15/17	125,000	138,301
4.88% due 06/30/09	2,950,000	3,069,844
4.88% due 05/31/11	3,600,000	3,929,062
4.88% due 02/15/12	448,000	494,165
5.00% due 02/15/11	1,200,000	1,309,126
5.00% due 08/15/11	809,000	889,837
5.13% due 06/30/08	3,000,000	3,027,657
5.63% due 05/15/08	90,000	90,457
5.75% due 08/15/10	789,000	864,386
6.00% due 08/15/09	1,293,000	1,371,590
6.50% due 02/15/10	1,395,000	1,519,241
		118,420,387
Total U.S. Government Treasuries (cost $125,894,032)		134,175,366
EXCHANGE TRADED FUNDS — 0.1%
Index Fund — 0.1%
iShares Lehman 3-7 Year Treasury Bond Fund (cost $220,355)	2,000	221,100
Total Long-Term Investment Securities (cost $303,392,082)		310,734,390
REPURCHASE AGREEMENTS — 6.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.40%, dated 03/31/08, to be repurchased 04/01/08 in the amount of $195,002 and collateralized by $195,000 of United States Treasury Bonds, bearing interest at 4.38%, due 02/15/38 and having an approximate value of $200,363	$195,000	195,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 03/31/08, to be repurchased 04/01/08 in the amount of $4,509,063 and collateralized by $4,305,000 of United States Treasury Bonds, bearing interest at 4.00%, due 03/15/10 and having an approximate value of $4,600,969	4,509,000	4,509,000
BNP Paribas SA Joint Repurchase Agreement(11)	3,575,000	3,575,000
UBS Securities, LLC Joint Repurchase Agreement(11)	13,342,000	13,342,000
Total Repurchase Agreements (cost $21,621,000)		21,621,000

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount	Market Value (Note 2)
TOTAL INVESTMENTS (cost $325,013,082)(12)	102.4%	$332,355,390
Liabilities in excess of other assets	(2.4)	(7,670,976)
NET ASSETS	100.0%	$324,684,414

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2008, the aggregate value of these securities was $10,474,685 representing 3.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Commercial Mortgage Backed Security

(2)  Variable Rate Security - the rate reflected is as of March 31, 2008, maturity date reflects the stated maturity date.

(3)  Collateralized Mortgage Obligation

(4)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2008.

(5)  Perpetual maturity - maturity date reflects the next call date.

(6)  Step-up security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(7)  Fair valued security; see Note 2

(8)  Variable Rate Security - the rate reflected is as of March 31, 2008, maturity date reflects next reset date.

(9)  Bond in default

(10)  Company has filed Chapter 11 bankruptcy protection.

(11)  See Note 2 for details of Joint Repurchase Agreements.

(12)  See Note 4 for cost of investments on a tax basis.

TBA — Securities purchased on a forward commitment basis with an approximate principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2008	Unrealized Appreciation
10	Long	US Treasury 5 YR Note	June 2008	$1,137,388	$1,142,344	$4,956

See Notes to Financials Statements

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	20.6%
Federal Home Loan Mtg. Corp.	16.3
U.S. Government Agencies	11.3
Diversified Financial Services	11.6
Time Deposits	8.7
Oil Companies-Exploration & Production	4.6
Sovereign	3.8
Medical-Hospitals	2.3
Special Purpose Entities	2.0
Finance-Auto Loans	1.7
Pipelines	1.6
Chemicals-Specialty	1.5
Cable TV	1.2
Cellular Telecom	1.2
Electric-Generation	1.1
Electric-Integrated	1.0
Medical-Drugs	1.0
Asset Backed Securities	0.9
Metal-Diversified	0.9
Casino Hotels	0.9
Telecom Services	0.9
Television	0.8
Paper & Related Products	0.8
Foreign Government Treasuries	0.8
Telephone-Integrated	0.8
Independent Power Producers	0.7
Containers-Metal/Glass	0.7
Agricultural Chemicals	0.7
Investment Management/Advisor Services	0.6
Diversified Manufacturing Operations	0.6
Transport-Air Freight	0.5
Electronic Components-Semiconductors	0.5
Auto-Cars/Light Trucks	0.5
Banks-Commercial	0.5
Diversified Minerals	0.5
Theaters	0.4
Medical Products	0.4
Satellite Telecom	0.4
Computer Services	0.4
Steel-Producers	0.4
Gambling (Non-Hotel)	0.4
Non-Hazardous Waste Disposal	0.4
Publishing-Periodicals	0.4
Oil-Field Services	0.4
Funeral Services & Related Items	0.4
Airlines	0.4
Broadcast Services/Program	0.4
Physicians Practice Management	0.4
Recycling	0.3
Consumer Products-Misc.	0.3
Food-Meat Products	0.3
Building & Construction Products-Misc.	0.3
Direct Marketing	0.3
Travel Services	0.3
Retail-Drug Store	0.3
Containers-Paper/Plastic	0.2
Oil Companies-Integrated	0.2
Real Estate Investment Trusts	0.2
Storage/Warehousing	0.2
Rental Auto/Equipment	0.2

Printing-Commercial	0.2%
Electronic Components-Misc.	0.2
Insurance Brokers	0.2
Electronics-Military	0.2
Office Automation & Equipment	0.2
Data Processing/Management	0.2
Medical-HMO	0.2
Medical Information Systems	0.2
Hotels/Motels	0.2
Energy-Alternate Sources	0.2
Rubber-Tires	0.2
Home Furnishings	0.2
Retail-Restaurants	0.2
Retail-Petroleum Products	0.2
Auto/Truck Parts & Equipment-Original	0.1
Transactional Software	0.1
Casino Services	0.1
Poultry	0.1
Building Products-Wood	0.1
Medical-Nursing Homes	0.1
Medical-Generic Drugs	0.1
Research & Development	0.1
Human Resources	0.1
Retail-Regional Department Stores	0.1
Applications Software	0.1
Decision Support Software	0.1
Government National Mtg. Assoc.	0.1
Steel-Specialty	0.1
Electric-Transmission	0.1
Machinery-Farming	0.1
Computers-Memory Devices	0.1
Advertising Services	0.1
Transport-Services	0.1
Retail-Major Department Stores	0.1
Multimedia	0.1
117.3%
Credit Quality†#
Government — Agency	39.4%
AAA	9.5
AA	1.6
A	0.5
BBB	2.5
BB	13.7
B	22.5
CCC	8.6
Below C	0.4
Not Rated@	1.3
100.0%

*  Calculated as a percentage of net assets

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008

Security Description	Principal Amount(17)	Market Value (Note 2)
ASSET BACKED SECURITIES — 11.9%
Diversified Financial Services — 11.9%
Accredited Mortgage Loan Trust, Series 2005-4, Class A2B 2.75% due 12/25/35(1)	$749,387	$737,259
Ace Securities Corp., Series 2005-HE7, Class A2B 2.78% due 11/25/35(1)	964,472	947,169
Ace Securities Corp., Series 2004-HE4, Class M9 5.70% due 12/25/34(1)	157,835	33,362
Asset Backed Funding Certificates, Series 2005-HE2, Class A2C 2.90% due 08/25/35(1)	64,854	64,399
Asset Backed Securities Corp. Home Equity, Series 2005-HE4, Class A1 2.76% due 05/25/35(1)	26,181	23,218
Asset Backed Securities Corp. Home Equity, Series 2004-HE7, Class A2 2.98% due 10/25/34(1)	998	852
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.35% due 09/10/47(2)(3)	1,050,000	1,027,851
Bear Stearns Commercial Mtg. Securities, Series 2005-PW10, Class A4 5.41% due 12/11/40(3)	750,000	752,962
Bear Stearns Commercial Mtg. Securities, Series 2007-T26, Class B 5.77% due 01/25/45*(2)(3)	350,000	226,458
Citifinancial Mtg. Securities, Inc., Series 2003-4, Class AF6 4.49% due 10/25/33(2)	237,983	231,758
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.40% due 07/15/44(2)(3)	1,000,000	998,228
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2007-CD4, Class C 5.48% due 12/11/49(3)	800,000	538,172
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2006-CD3, Class A5 5.62% due 10/15/48(3)	700,000	695,934
Countrywide Asset Backed Certificates, Series 2005-17, Class 1AF1 2.80% due 12/25/36(1)	60,593	60,166
First Franklin Mtg. Loan Asset Backed Certificates, Series 2006-FF12, Class A2 2.64% due 09/25/36(1)	394,569	373,418
Fremont Home Loan Trust, Series 2005-E, Class 2A2 2.77% due 01/25/36(1)	65,392	65,160
GE Capital Commercial Mtg. Corp., Series 2003-C1, Class A4 4.82% due 01/10/38(3)	126,268	123,754

Security Description	Principal Amount(17)	Market Value (Note 2)
Diversified Financial Services (continued)
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7 5.32% due 06/10/36(2)(3)	$300,000	$299,153
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class C 5.55% due 03/10/39(3)	400,000	271,412
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(3)	535,000	533,454
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A2 2.71% due 03/25/36(1)	300,000	294,911
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-LN2, Class A2 5.11% due 07/15/41(3)	55,768	55,626
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CB9, Class A4 5.55% due 06/12/41(2)(3)	377,963	386,552
LB-UBS Commercial Mtg. Trust, Series 2004-C7, Class A1A 4.47% due 10/15/29(3)	1,071,715	1,028,363
LB-UBS Commercial Mtg. Trust, Series 2002-C2, Class A4 5.59% due 06/15/31(3)	250,000	254,065
LB-UBS Commercial Mtg. Trust, Series 2006-C1, Class A4 5.16% due 02/15/31(3)	1,000,000	973,494
LB-UBS Commercial Mtg. Trust, Series 2007-C2, Class C 5.61% due 02/17/40(3)	900,000	588,094
MASTR Asset Backed Securities Trust, Series 2006-AB1, Class A1 2.74% due 02/25/36(1)	79,215	78,713
Merrill Lynch Mtg. Investors, Inc., Series 2006-RM2, Class A1B 2.83% due 05/25/37(1)	564,114	495,602
Morgan Stanley ABS Capital I, Series 2006-NC4, Class A2A 2.63% due 06/25/36(1)	73,099	72,216
Morgan Stanley ABS Capital I, Series 2006-HE4, Class A1 2.64% due 06/25/36(1)	246,284	243,220
Morgan Stanley ABS Capital I, Series 2006-NC3, Class A2B 2.72% due 03/25/36(1)	450,000	439,921
Morgan Stanley Capital I, Series 2004-IQ7, Class A4 5.54% due 06/15/38(2)(3)	150,000	151,648
Novastar Home Equity Loan, Series 2004-4, Class M4 3.70% due 03/25/35(1)	500,000	337,410
Ownit Mtg. Loan Asset Backed Certificates, Series 2006-6, Class A2B 2.71% due 09/25/37(1)	575,000	518,214

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(17)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Permanent Financing PLC, Series 8, Class 2A 3.06% due 06/10/14(1)(14)	$1,200,000	$1,198,649
Residential Asset Securities Corp., Series 2005-AHL2, Class A2 2.86% due 07/25/35(1)	109,734	103,477
Residential Asset Securities Corp., Series 2004-KS6, Class AI3 4.16% due 07/25/30	32,957	32,910
Residential Funding Mtg. Securities II, Inc., Series 2006-HI1, Class A1 2.71% due 02/25/36(1)	149,158	147,165
Structured Asset Investment Loan Trust, Series 2004-1, Class M5 7.10% due 02/25/34(1)	108,693	36,099
Wachovia Asset Securitization, Inc., Series 2003-HE3, Class A 2.85% due 11/25/33(1)	105,060	94,441
Total Asset Backed Securities (cost $16,930,567)		15,534,929
CONVERTIBLE BONDS & NOTES — 0.1%
Electronic Components-Semiconductors — 0.1%
Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16*	195,000	87,506
Medical-Biomedical/Gene — 0.0%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	25,000	19,313
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(5)(6)(7)	26,000	22,360
Total Convertible Bonds & Notes (cost $210,733)		129,179
CORPORATE BONDS & NOTES — 35.7%
Advertising Services — 0.1%
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17*	155,000	96,875
Agricultural Chemicals — 0.7%
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	60,000	61,200
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	360,000	355,050
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	85,000	90,950
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	375,000	403,125
		910,325

Security Description	Principal Amount(17)	Market Value (Note 2)
Airlines — 0.4%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	$300,000	$282,750
Continental Airlines, Inc. Pass Through Certs., Series 1991, Class A 6.55% due 02/02/19	112,404	108,119
Continental Airlines, Inc. Pass Through Certs. Series 2000-2, Class C 8.31% due 04/02/11	25,609	23,945
Delta Air Lines, Inc. Pass Through Certs. Series 2000-1, Class A-2 7.57% due 11/18/10	50,000	49,844
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 09/01/08	6,804	6,788
		471,446
Applications Software — 0.1%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	110,000	109,175
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co. Debentures 6.38% due 02/01/29	440,000	264,000
General Motors Corp. Debentures 8.25% due 07/15/23	335,000	234,500
General Motors Corp. Senior Bonds 8.38% due 07/15/33	165,000	116,325
		614,825
Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp. Senior Notes 8.75% due 12/01/16	170,000	145,138
Visteon Corp. Senior Notes 8.25% due 08/01/10	60,000	49,050
		194,188
Beverages-Non-alcoholic — 0.0%
Cott Beverages USA, Inc. Company Guar. Notes 8.00% due 12/15/11	55,000	44,550
Broadcast Services/Program — 0.4%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	216,000	218,160
Liberty Media LLC Bonds 7.88% due 07/15/09	125,000	125,434
Nexstar Finance, Inc. Senior Notes 11.38% due 04/01/13*(8)	50,000	48,563

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(17)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program (continued)
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	$80,000	$68,900
		461,057
Building & Construction Products-Misc. — 0.3%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	190,000	184,300
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	135,000	128,925
NTK Holdings, Inc. Senior Notes 10.75% due 03/01/14(8)	110,000	53,350
		366,575
Building Products-Wood — 0.1%
Masonite Corp. Company Guar. Notes 11.00% due 04/06/15	232,000	160,080
Cable TV — 1.2%
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	285,000	258,825
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	607,000	520,502
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 11.00% due 10/01/15	401,000	275,687
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	115,000	98,325
Charter Communications, Inc. Senior Notes 10.88% due 09/15/14*	135,000	132,975
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	190,000	187,863
CSC Holdings, Inc. Senior Notes 8.13% due 07/15/09	150,000	151,500
		1,625,677
Casino Hotels — 0.9%
Circus & Eldorado Joint Venture 1st Mtg. Notes 10.13% due 03/01/12	260,000	261,950
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(6)(9)	156,000	155,220
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	465,000	397,575
MGM Mirage, Inc. Company Guar. Senior Notes 6.63% due 07/15/15	5,000	4,350

Security Description	Principal Amount(17)	Market Value (Note 2)
Casino Hotels (continued)
Seminole Hard Rock Entertainment, Inc. Sec. Notes 5.30% due 03/15/14*(1)	$95,000	$75,287
Station Casinos, Inc. Senior Sub. Notes 6.63% due 03/15/18	15,000	8,325
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14	290,000	276,950
		1,179,657
Casino Services — 0.1%
Indianapolis Downs LLC Sec. Notes 11.00% due 11/01/12*	210,000	182,700
Cellular Telecom — 0.9%
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	238,000	221,340
Centennial Communications Corp. Senior Notes 10.13% due 06/15/13	280,000	276,500
Centennial Communications Corp. Senior Notes 10.48% due 01/01/13(1)	120,000	104,400
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14	335,000	308,200
Rural Cellular Corp. Senior Sub. Notes 6.08% due 06/01/13(1)	160,000	160,000
Rural Cellular Corp. Senior Notes 8.99% due 11/01/12(1)	40,000	40,000
		1,110,440
Chemicals-Specialty — 1.5%
Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15	260,000	269,100
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	425,000	450,500
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	255,000	251,175
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	705,000	536,681
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12	535,000	457,425
		1,964,881
Commercial Services — 0.0%
DI Finance/DynCorp International Senior Sub. Notes 9.50% due 02/15/13	21,000	21,473

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(17)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Computer Services — 0.4%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	$280,000	$261,800
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	300,000	303,000
		564,800
Computers-Integrated Systems — 0.0%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	25,000	21,000
Consumer Products-Misc. — 0.3%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	204,000	182,070
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12	55,000	53,075
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(8)	194,000	181,390
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	10,000	9,350
		425,885
Containers-Metal/Glass — 0.4%
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	80,000	68,800
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	145,000	134,850
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	325,000	336,375
		540,025
Containers-Paper/Plastic — 0.3%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	105,000	94,631
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	275,000	231,000
		325,631
Data Processing/Management — 0.2%
Seitel, Inc. Senior Notes 9.75% due 02/15/14	285,000	240,113
Decision Support Software — 0.1%
Vangent, Inc. Senior Sub. Notes 9.63% due 02/15/15	135,000	108,338
Direct Marketing — 0.3%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	175,000	161,656

Security Description	Principal Amount(17)	Market Value (Note 2)
Direct Marketing (continued)
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	$195,000	$189,638
		351,294
Diversified Manufacturing Operations — 0.3%
Harland Clarke Holdings Corp. Notes 7.82% due 05/15/15(1)	70,000	43,400
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	250,000	182,500
Indalex Holding Corp. Sec. Notes 11.50% due 02/01/14	90,000	73,350
Sally Holdings LLC Company Guar. Notes 10.50% due 11/15/16	160,000	148,000
		447,250
Electric-Generation — 1.1%
Edison Mission Energy Senior Notes 7.20% due 05/15/19	270,000	266,625
Edison Mission Energy Senior Notes 7.63% due 05/15/27	165,000	155,100
Edison Mission Energy Senior Notes 7.75% due 06/15/16	30,000	30,900
The AES Corp. Senior Notes 7.75% due 10/15/15	275,000	277,063
The AES Corp. Senior Notes 8.00% due 10/15/17	405,000	410,062
The AES Corp. Sec. Notes 8.75% due 05/15/13*	118,000	122,720
The AES Corp. Senior Notes 8.88% due 02/15/11	130,000	136,175
		1,398,645
Electric-Integrated — 1.0%
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17*	265,000	267,650
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	265,000	270,300
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	215,000	195,113
Southern Energy, Inc. Notes 7.90% due 07/15/09†(5)(6)(7)	175,000	0
Texas Competitive Electric Holdings Co. LLC, Series A Company Guar. Notes 10.25% due 11/01/15*	350,000	348,687

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(17)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Texas Competitive Electric Holdings Co. LLC, Series B Company Guar. Notes 10.25% due 11/01/15*	$80,000	$79,700
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 10.50% due 11/01/16*	140,000	137,200
		1,298,650
Electronic Components-Semiconductors — 0.4%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	124,000	100,440
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	110,000	100,375
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	100,000	96,250
Freescale Semiconductor, Inc. Senior Notes 9.13% due 12/15/14(9)	190,000	138,700
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	115,000	77,625
Spansion, Inc. Senior Notes 11.25% due 01/15/16*	30,000	18,300
		531,690
Electronics-Military — 0.2%
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	185,000	180,837
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	75,000	73,313
		254,150
Energy-Alternate Sources — 0.2%
VeraSun Energy Corp. Senior Notes 9.38% due 06/01/17*	60,000	41,100
VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12	185,000	171,125
		212,225
Finance-Auto Loans — 1.7%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	1,565,000	1,425,923
GMAC LLC Senior Notes 6.00% due 12/15/11	15,000	11,212
GMAC LLC Senior Notes 6.88% due 09/15/11	910,000	696,481

Security Description	Principal Amount(17)	Market Value (Note 2)
Finance-Auto Loans (continued)
GMAC LLC Senior Notes 6.88% due 08/28/12	$120,000	$91,192
		2,224,808
Finance-Mortgage Loan/Banker — 0.0%
Residential Capital LLC Company Guar. Notes 6.38% due 06/30/10	63,000	31,658
Food-Meat Products — 0.1%
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/17	135,000	131,625
Food-Misc. — 0.0%
The Wornick Co. Sec. Notes 10.88% due 07/15/11†(10)(11)	100,000	63,000
Funeral Services & Related Items — 0.4%
Service Corp. International Senior Notes 6.75% due 04/01/16	100,000	96,750
Service Corp. International Senior Notes 7.00% due 06/15/17	340,000	328,100
Service Corp. International Senior Notes 7.38% due 10/01/14	55,000	55,069
		479,919
Gambling (Non-Hotel) — 0.4%
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Notes 12.00% due 10/15/15*	200,000	158,000
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*	265,000	241,150
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	129,000	123,195
		522,345
Home Furnishings — 0.2%
Simmons Co. Company Guar. Notes 7.88% due 01/15/14	80,000	65,600
Simmons Co. Senior Notes 10.00% due 12/15/14(8)	225,000	145,125
		210,725
Hotels/Motels — 0.2%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	90,000	78,300
Gaylord Entertainment Co. Company Guar. Notes 8.00% due 11/15/13	150,000	139,125
		217,425

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(17)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Human Resources — 0.1%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	$130,000	$124,800
Independent Power Producers — 0.6%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	645,000	632,100
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	50,000	54,625
Reliant Energy, Inc. Senior Notes 7.88% due 12/31/17	155,000	154,225
		840,950
Insurance Brokers — 0.2%
USI Holdings Corp. Senior Notes 6.94% due 11/15/14*(1)	75,000	54,187
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	280,000	202,300
		256,487
Investment Management/Advisor Services — 0.6%
LVB Acquisition Merger Sub, Inc. Senior Notes 10.00% due 10/15/17*	145,000	151,887
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*	400,000	415,000
LVB Acquisition Merger Sub, Inc. Senior Sub. Notes 11.63% due 10/15/17*	260,000	260,000
		826,887
Machinery-Farming — 0.1%
Case New Holland, Inc. Senior Notes 6.00% due 06/01/09	100,000	100,500
Medical Information Systems — 0.2%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	275,000	229,625
Medical Products — 0.4%
ReAble Therapeutics Finance LLC/ ReAble Therapeutics Finance Corp. Senior Notes 10.88% due 11/15/14*	15,000	14,100
ReAble Therapeutics Finance LLC/ ReAble Therapeutics Finance Corp. Company Guar. Notes 11.75% due 11/15/14	145,000	126,875
Universal Hospital Services, Inc. Senior Sec. Notes 8.29% due 06/01/15(1)	75,000	66,750
Universal Hospital Services, Inc. Sec. Bonds 8.50% due 06/01/15	370,000	370,000
		577,725

Security Description	Principal Amount(17)	Market Value (Note 2)
Medical-HMO — 0.2%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	$260,000	$237,900
Medical-Hospitals — 2.2%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	830,000	833,113
HCA, Inc. Senior Notes 6.25% due 02/15/13	155,000	134,850
HCA, Inc. Senior Notes 8.75% due 09/01/10	55,000	55,000
HCA, Inc. Senior Notes 9.13% due 11/15/14	190,000	195,700
HCA, Inc. Senior Notes 9.25% due 11/15/16	1,145,000	1,187,937
HCA, Inc. Senior Notes 9.63% due 11/15/16	260,000	269,750
IASIS Healthcare LLC/IASIS Capital Corp. Bank Guar. Notes 8.75% due 06/15/14	255,000	253,725
		2,930,075
Medical-Nursing Homes — 0.1%
Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15	160,000	154,400
Metal-Diversified — 0.8%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	210,000	221,550
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	395,000	419,194
Noranda Aluminium Acquisition Corp. Senior Notes 8.74% due 05/15/15*(1)	475,000	372,875
Noranda Aluminium Holding Corp. Senior Notes 10.49% due 11/15/14*(1)	95,000	70,300
		1,083,919
Non-Hazardous Waste Disposal — 0.4%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	390,000	382,200
Allied Waste North America, Inc. Senior Notes 7.88% due 04/15/13	110,000	113,162
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	20,000	19,150
		514,512

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(17)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Office Automation & Equipment — 0.2%
IKON Office Solutions, Inc. Senior Notes 9.93% due 01/01/12*(1)	$250,000	$240,312
Oil Companies-Exploration & Production — 2.9%
Atlas Energy Resources LLC Senior Notes 10.75% due 02/01/18*	150,000	151,875
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	30,000	30,075
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	175,000	150,500
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	240,000	208,800
Chaparral Energy, Inc. Company Guar. Notes 8.88% due 02/01/17	25,000	21,687
Chesapeake Energy Corp. Senior Notes 6.25% due 01/15/18	150,000	143,250
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	365,000	357,700
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	130,000	126,100
Dune Energy, Inc. Senior Sec. Notes 10.50% due 06/01/12	125,000	108,750
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	160,000	144,000
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14	210,000	173,250
Exco Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	240,000	233,400
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.75% due 11/01/15*	460,000	431,250
Pemex Project Funding Master Trust Company Guar. Notes 6.63% due 06/15/35	758,000	784,437
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	75,000	72,375
Sabine Pass LNG LP Company Guar. Senior Notes 7.25% due 11/30/13	105,000	101,325
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	520,000	501,800
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10	55,000	42,900
		3,783,474

Security Description	Principal Amount(17)	Market Value (Note 2)
Oil-Field Services — 0.3%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	$120,000	$109,200
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	125,000	125,000
Key Energy Services, Inc. Senior Notes 8.38% due 12/01/14*	100,000	99,750
		333,950
Paper & Related Products — 0.4%
Bowater, Inc. Notes 6.50% due 06/15/13	130,000	85,800
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	180,000	122,400
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	135,000	126,562
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	70,000	64,750
NewPage Corp. Sec. Notes 10.00% due 05/01/12	25,000	25,375
NewPage Corp. Senior Notes 10.00% due 05/01/12*	80,000	81,200
		506,087
Physicians Practice Management — 0.4%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	465,000	459,187
Pipelines — 1.6%
Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	130,000	132,275
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	305,000	315,675
Dynegy Holdings, Inc. Senior Notes 8.75% due 02/15/12	170,000	174,675
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	410,000	410,771
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	185,000	189,163
El Paso Natural Gas Co. Debentures 8.63% due 01/15/22	165,000	185,570
MarkWest Energy Partners LP Senior Notes 6.88% due 11/01/14	145,000	137,025

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(17)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
MarkWest Energy Partners LP Company Guar. Notes 8.50% due 07/15/16	$60,000	$60,450
NGC Corp Capital Trust Guar. Bonds 8.32% due 06/01/27	245,000	210,087
Tennessee Gas Pipeline Co. Debentures 7.00% due 10/15/28	110,000	109,605
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	120,000	130,050
		2,055,346
Poultry — 0.1%
Pilgrim's Pride Corp. Senior Sub. Notes 8.38% due 05/01/17	195,000	171,600
Printing-Commercial — 0.1%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	150,000	123,375
Publishing-Periodicals — 0.4%
Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	150,000	145,875
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16	225,000	145,688
RH Donnelley Corp. Senior Notes 6.88% due 01/15/13	50,000	30,500
The Reader's Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	285,000	190,237
		512,300
Real Estate Investment Trusts — 0.2%
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	320,000	307,200
Recycling — 0.3%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	475,000	346,750
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	150,000	95,250
		442,000
Rental Auto/Equipment — 0.2%
RSC Equipment Rental, Inc. Company Guar. Notes 9.50% due 12/01/14	160,000	133,600
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	210,000	171,150
		304,750

Security Description	Principal Amount(17)	Market Value (Note 2)
Research & Development — 0.1%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	$225,000	$127,125
Retail-Drug Store — 0.3%
Rite Aid Corp. Senior Notes 9.25% due 06/01/13	110,000	90,750
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17	330,000	259,050
		349,800
Retail-Major Department Stores — 0.1%
Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	75,000	75,000
Retail-Petroleum Products — 0.2%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	205,000	199,875
Retail-Regional Department Stores — 0.1%
Neiman-Marcus Group, Inc. Company Guar. Notes 9.00% due 10/15/15	105,000	105,000
Neiman-Marcus Group, Inc. Senior Sub. Notes 10.38% due 10/15/15	10,000	10,000
		115,000
Retail-Restaurants — 0.2%
Dave & Buster's, Inc. Company Guar. Notes 11.25% due 03/15/14	65,000	59,150
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	165,000	149,325
		208,475
Rubber-Tires — 0.2%
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	280,000	212,100
Soap & Cleaning Preparation — 0.0%
Johnsondiversey Holdings, Inc. Notes 10.67% due 05/15/13(8)	25,000	24,000
Special Purpose Entities — 1.8%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12(8)	35,000	28,350
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15*	150,000	148,500
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14*	175,000	131,250
CCM Merger, Inc. Notes 8.00% due 08/01/13*	235,000	197,400

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(17)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	$445,000	$400,500
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	106,000	111,168
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. Senior Notes 8.88% due 04/01/15	55,000	56,238
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. Senior Notes 9.75% due 04/01/17	185,000	184,075
Hexion US Fin Corp. Company Guar. Notes 9.75% due 11/15/14	295,000	316,387
KAR Holdings, Inc. Senior Notes 7.24% due 05/01/14(1)	60,000	49,500
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14	80,000	71,200
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*	125,000	100,156
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12	92,000	96,140
MXEnergy Holdings, Inc. Company Guar. Notes 10.69% due 08/01/11(1)	100,000	90,000
PNA Intermediate Holding Corp. Senior Notes 10.07% due 02/15/13(1)	30,000	23,325
Snoqualmie Entertainment Authority Senior Sec. Notes 6.94% due 02/01/14*(1)	20,000	16,300
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	305,000	260,775
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	100,000	96,000
		2,377,264
Steel-Producers — 0.4%
Ryerson, Inc. Senior Sec. Notes 10.61% due 11/01/14*(1)	175,000	157,500
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15*	270,000	255,150
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	155,000	151,900
		564,550

Security Description	Principal Amount(17)	Market Value (Note 2)
Storage/Warehousing — 0.2%
Mobile Mini, Inc. Notes 6.88% due 05/01/15	$155,000	$128,650
Mobile Services Group, Inc. Company Guar. Notes 9.75% due 08/01/14	190,000	177,650
		306,300
Telecom Services — 0.6%
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	250,000	240,000
MasTec, Inc. Senior Notes 7.63% due 02/01/17	45,000	39,150
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	360,000	331,200
Qwest Corp. Senior Notes 7.50% due 10/01/14	240,000	234,000
		844,350
Telephone-Integrated — 0.8%
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	40,000	36,200
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 01/15/14	140,000	131,250
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	25,000	21,875
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	161,000	140,875
Qwest Capital Funding, Inc. Notes 7.25% due 02/15/11	125,000	118,750
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	390,000	366,600
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09	175,000	172,375
		987,925
Television — 0.8%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	190,000	186,200
Bonten Media Acquisition Co. Company Guar. Notes 9.00% due 06/01/15*	40,000	30,800
ION Media Networks, Inc. Senior Notes 7.51% due 01/15/12*(1)	195,000	157,950
ION Media Networks, Inc. Senior Sec. Notes 10.51% due 01/15/13*(1)	400,000	300,000

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(17)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Television (continued)
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	$260,000	$241,150
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14	120,000	70,800
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	180,000	112,950
		1,099,850
Theaters — 0.4%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	325,000	275,437
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(8)	345,000	310,500
		585,937
Transactional Software — 0.1%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	250,000	193,750
Transport-Air Freight — 0.5%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	286,611	282,312
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	147,721	144,029
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20*	147,733	144,039
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	78,870	93,856
		664,236
Transport-Services — 0.1%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	40,000	40,200
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	50,000	45,875
		86,075
Travel Services — 0.3%
Travelport LLC Company Guar. Notes 9.88% due 09/01/14	85,000	74,375
Travelport LLC Company Guar. Notes 11.88% due 09/01/16	325,000	276,250
		350,625

Security Description	Principal Amount(17)	Market Value (Note 2)
Vitamins & Nutrition Products — 0.0%
General Nutrition Centers, Inc. Company Guar. Notes 7.20% due 03/15/14(1)	$45,000	$37,575
Total Corporate Bonds & Notes (cost $50,368,662)		46,642,298
FOREIGN CORPORATE BONDS & NOTES — 6.9%
Banks-Commercial — 0.5%
Banco Mercantil del Norte SA Sub. Bonds 6.14% due 10/13/16*	50,000	49,035
HSBK Europe BV Bank Guar. Notes 7.25% due 05/03/17*	100,000	87,500
Russian Agricultural Bank Bonds 6.30% due 05/15/17*	306,000	283,433
Russian Agricultural Bank Notes 7.18% due 05/16/13*	100,000	101,875
TuranAlem Finance BV Company Guar. Notes 8.25% due 01/22/37*	100,000	78,430
		600,273
Building & Construction-Misc. — 0.0%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	15,000	14,850
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 11.00% due 04/06/15	28,000	19,040
Cellular Telecom — 0.3%
True Move Co., Ltd. Company Guar. Notes 10.38% due 08/01/14*	100,000	106,756
True Move Co., Ltd. Company Guar. Bonds 10.75% due 12/16/13*	210,000	197,400
UBS Luxembourg S.A. Notes 8.25% due 05/23/16	100,000	98,500
		402,656
Computers-Memory Devices — 0.1%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	105,000	100,013
Containers-Metal/Glass — 0.3%
Vitro SAB de CV Senior Notes 9.13% due 02/01/17	405,000	336,150
Vitro SAB de CV Senior Notes 11.75% due 11/01/13	85,000	86,062
		422,212

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(17)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 0.3%
TNK-BP Finance SA Bonds 7.50% due 07/18/16*	$210,000	$195,037
TNK-BP Finance SA Company Guar. Notes 7.88% due 03/13/18*	260,000	240,175
		435,212
Diversified Manufacturing Operations — 0.2%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	285,000	293,550
Diversified Minerals — 0.5%
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/36	613,000	598,113
Electric-Transmission — 0.1%
EEB International, Ltd. Company Guar. Notes 8.75% due 10/31/14*	100,000	103,000
Electronic Components-Misc. — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	315,000	259,087
Food-Meat Products — 0.2%
JBS SA Company Guar. Notes 9.38% due 02/07/11	100,000	99,750
JBS SA Senior Notes 10.50% due 08/04/16*	175,000	168,875
		268,625
Medical-Drugs — 1.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 6.83% due 12/01/13(1)	295,000	225,675
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	250,000	152,500
Elan Finance PLC Company Guar. Notes 7.07% due 11/15/11(1)	780,000	702,000
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	195,000	181,350
		1,261,525
Metal-Diversified — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 8.25% due 01/17/34	98,000	109,432
Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	75,000	68,438
Oil Companies-Exploration & Production — 1.4%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	165,000	157,988

Security Description	Principal Amount(17)		Market Value (Note 2)
Oil Companies-Exploration & Production (continued)
Gaz Capital for Gazprom Notes 6.21% due 11/22/16*		$50,000	$46,250
OAO Gazprom Bonds 6.79% due 10/29/09	RUB	16,160,000	682,677
OAO Gazprom Bonds 6.95% due 08/06/09	RUB	5,670,000	240,992
OAO Gazprom Bonds 7.00% due 10/27/11	RUB	5,390,000	225,152
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14		395,000	386,112
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14		90,000	89,100
			1,828,271
Oil Companies-Integrated — 0.2%
Petrozuata Finance, Inc. Company Guar. Bonds 8.22% due 04/01/17*		310,000	311,937
Paper & Related Products — 0.5%
Abitibi-Consolidated Co. of Canada Senior Notes 13.75% due 04/01/11*		250,000	255,625
Abitibi-Consolidated Finance LP Company Guar. Bonds 7.88% due 08/01/09		105,000	88,200
Abitibi-Consolidated, Inc. Notes 6.00% due 06/20/13		45,000	21,825
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10		370,000	212,750
Bowater Canada Finance Corp. Company Guar. Notes 7.95% due 11/15/11		5,000	3,425
			581,825
Printing-Commercial — 0.1%
Quebecor World Capital Corp. Company Guar. Notes 8.75% due 03/15/16†*(10)		320,000	152,000
Satellite Telecom — 0.4%
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16		85,000	86,169
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.25% due 02/01/15(8)		575,000	488,750
			574,919
Special Purpose Entity — 0.1%
Hellas Telecommunications Luxembourg II Sub. Notes 10.01% due 01/15/15*(1)		240,000	171,600

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(17)		Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Steel-Specialty — 0.1%
GTL Trade Finance, Inc. Company Guar. Notes 7.25% due 10/20/17*		$100,000	$105,414
Telecom Services — 0.2%
Axtel SA Senior Notes 7.63% due 02/01/17*		50,000	50,250
Axtel SA Company Guar. Senior Notes 11.00% due 12/15/13		40,000	43,400
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14		20,000	19,800
Globo Comunicacoes E Participacoes SA Bonds 7.25% due 04/26/22*		100,000	98,250
Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*		50,000	51,000
			262,700
Transport-Marine — 0.0%
Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14		60,000	54,000
Transport-Rail — 0.0%
Grupo Transportacion Ferroviaria Mexicana SA de CV Senior Notes 9.38% due 05/01/12		30,000	30,975
Total Foreign Corporate Bonds & Notes (cost $9,742,439)			9,029,667
FOREIGN GOVERNMENT AGENCIES — 3.8%
Sovereign — 3.8%
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/17	BRL	266,000	236,737
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/10	BRL	1,000	556
Brazil Nota do Tesouro Nacional Notes 10.00% due 07/01/10	BRL	1,079,000	592,624
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	225,000	119,510
Gabonese Republic Senior Notes 8.20% due 12/12/17*		102,000	106,973
Republic of Argentina Bonds 5.83% due 12/31/33(2)	ARS	294,337	100,797
Republic of Argentina Bonds 5.25% due 12/31/38(8)		40,000	14,400
Republic of Argentina Notes 7.00% due 09/12/13		116,000	94,830
Republic of Argentina Notes 8.13% due 04/21/08†(10)		205,000	92,374

Security Description	Principal Amount(17)		Market Value (Note 2)
Sovereign (continued)
Republic of Argentina Notes 9.25% due 07/20/04†(18)	EUR	125,000	$59,203
Republic of Argentina Notes 11.25% due 04/10/06†(18)	DEM	275,000	63,819
Republic of Colombia Bonds 7.38% due 09/18/37		132,000	141,570
Republic of Colombia Bonds 10.38% due 01/28/33		8,000	11,560
Republic of Ecuador Bonds 10.00% due 08/15/30(8)		170,000	164,475
Republic of Indonesia Bonds 10.25% due 07/15/22	IDR	1,309,000,000	125,204
Republic of Indonesia Bonds 10.25% due 07/15/27	IDR	851,000,000	79,331
Republic of Indonesia Bonds 11.00% due 09/15/25	IDR	764,000,000	76,220
Republic of Panama Bonds 6.70% due 01/26/36		167,000	169,923
Republic of Panama Bonds 9.38% due 04/01/29		45,000	59,175
Republic of Peru Notes 7.35% due 07/21/25		48,000	54,000
Republic of Turkey Notes 6.88% due 03/17/36		1,141,000	1,012,067
Republic of Turkey Notes 7.00% due 06/05/20		100,000	98,500
Republic of Turkey Notes 7.38% due 02/05/25		140,000	138,950
Republic of Venezuela Bonds 5.75% due 02/26/16		270,000	211,950
Republic of Venezuela Bonds 7.65% due 04/21/25		100,000	80,250
Republic of Venezuela Notes 8.50% due 10/08/14		113,000	104,808
Republic of Venezuela Bonds 9.38% due 01/13/34		228,000	209,760
Russian Federation Bonds 7.50% due 03/31/30*(8)		199,955	230,248
Russian Federation Notes 12.75% due 06/24/28		135,000	243,486

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(17)	Market Value (Note 2)
FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
United Mexican States Notes 6.05% due 01/11/40	$216,000	$215,460
Total Foreign Government Agencies (cost $5,312,557)		4,908,760
LOANS — 0.3%
Diversified Financial Services — 0.3%
Wind Acquisition Holdings Finance S.A. 12.46% due 12/21/11(6)(7)(12)(13) (cost $525,916)	522,639	455,350
U.S. GOVERNMENT AGENCIES — 37.0%
Federal Home Loan Mtg. Corp. — 16.3%
4.50% due 11/01/19	309,900	309,101
5.00% due 06/01/19	62,847	63,696
5.00% due 09/01/19	156,865	158,986
5.00% due 07/01/35	283,760	281,515
5.00% due April TBA	3,300,000	3,267,000
5.50% due 07/01/35	226,800	229,453
5.50% due 09/01/35	470,163	475,663
5.50% due 11/01/37	3,306,281	3,403,534
5.50% due April TBA	4,450,000	4,493,112
6.00% due 09/01/22	120,346	123,878
6.00% due 01/01/34	317,691	326,984
6.00% due 08/01/35	386,970	397,592
6.00% due 10/01/37	463,643	475,873
6.00% due April TBA	4,350,000	4,460,107
6.50% due April TBA	2,550,000	2,644,829
REMIC Series 2942, Class TF 3.17% due 03/15/35(1)(14)	173,254	170,515
		21,281,838
Federal National Mtg. Assoc. — 20.6%
4.36% due 02/01/34(1)	42,147	42,167
4.73% due 10/01/34(1)	609,298	619,877
4.50% due 06/01/19	671,460	670,319
4.60% due 12/01/34(1)	87,949	90,859
4.90% due 09/01/34(1)	575,982	572,387
5.00% due 01/01/20	65,079	65,923
5.00% due 04/01/20	31,949	32,321
5.00% due 08/01/20	632,960	640,339
5.00% due 06/01/34	658,725	653,417
5.00% due 04/01/35	676,019	670,077
5.00% due 08/01/35	259,350	257,071
5.00% due 09/01/35	1,005,803	996,962
5.00% due April TBA	2,125,000	2,103,087
5.50% due 09/01/19	54,032	55,432
5.50% due 10/01/22	374,606	382,733
5.50% due 02/01/35	528,254	534,329
5.50% due 03/01/35	477,974	483,471
5.50% due 06/01/35	110,656	111,929
5.50% due 07/01/35	275,982	279,156
5.50% due 08/01/35	435,355	440,587
5.50% due 09/01/35	231,422	234,083
5.50% due 11/01/35	1,680,426	1,699,752
5.50% due 02/01/36	423,131	427,658
5.50% due 03/01/36	242,727	245,518
5.50% due 03/01/37	1,156,922	1,168,964
5.50% due 08/01/37	479,774	484,768

Security Description	Principal Amount/ Shares(17)	Market Value (Note 2)
Federal National Mtg. Assoc. (continued)
5.50% due April TBA	$1,200,000	$1,211,250
6.00% due 09/01/32	79,634	82,292
6.00% due 10/01/34	315,930	324,757
6.00% due 08/01/35	345,558	354,617
6.00% due 11/01/35	153,806	157,837
6.00% due 01/01/36	385,829	395,941
6.00% due 03/01/36	257,303	263,879
6.00% due 05/01/36	262,275	268,978
6.00% due April TBA	5,400,000	5,531,625
6.50% due 10/20/34	83,958	87,587
6.50% due April TBA	1,375,000	1,423,984
7.50% due 02/01/30	138,373	149,495
REMIC Series 2007-1, Class NF 2.85% due 02/25/37(1)(14)	704,269	690,272
REMIC Series 2005-58, Class FC 2.85% due 07/25/35(1)(14)	644,453	620,140
REMIC Series 2005-122, Class FN 2.95% due 01/25/36(1)(14)	1,392,132	1,343,904
		26,869,744
Government National Mtg. Assoc. — 0.1%
6.00% due 02/20/35	104,895	108,327
Total U.S. Government Agencies (cost $47,220,881)		48,259,909
COMMON STOCK — 0.3%
Independent Power Producers — 0.1%
Calpine Corp.	7,328	134,982
Mirant Corp.†	217	7,896
		142,878
Medical-Hospitals — 0.1%
MedCath Corp.†	6,067	110,420
Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc.†	126	113
Oil-Field Services — 0.1%
Trico Marine Services, Inc.†	4,511	175,794
Total Common Stock (cost $392,384)		429,205
PREFERRED STOCK — 0.5%
Medical-Generic Drugs — 0.1%
Mylan, Inc. 6.50%	150	129,654
Oil Companies-Exploration & Production — 0.4%
EXCO Resources, Inc. 7% Convertible Series A-1(5)(7)	30	333,000
EXCO Resources, Inc. 7% Convertible Series A-2(5)(7)	6	66,600
EXCO Resources, Inc. 7% Convertible Series A-3(5)(7)	3	33,300
Transmeridian Exploration, Inc. Convertible 1.8%(5)(9)	650	26,000
		458,900
Total Preferred Stock (cost $604,699)		588,554
Total Long-Term Investment Securities (cost $131,308,838)		125,977,851

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

Security Description	Principal Amount(17)		Market Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 20.8%
Foreign Government Treasuries — 0.8%
Bank Negara Malaysia Monetary Notes
3.27% due 06/17/08	MYR	762,000	236,488
3.34% due 06/10/08	MYR	17,000	5,279
3.35% due 04/22/08	MYR	45,000	14,042
3.36% due 05/08/08	MYR	425,000	132,415
Egyptian Treasury Bills
6.30% due 11/11/08	EGP	525,000	92,190
6.98% due 10/28/08	EGP	3,450,000	607,458
			1,087,872
U.S. Government Agencies — 11.3%
Federal Home Loan Bank Disc. Notes 2.14% due 04/18/08		$7,500,000	7,489,300
2.14% due 04/25/08		7,200,000	7,192,718
			14,682,018
U.S. Government Treasuries — 0.0%
United States Treasury Bills 2.16% due 05/29/08(15)		30,000	29,896
Time Deposit — 8.7%
Euro Time Deposit with State Street Bank & Trust Co. 1.50% due 04/01/08		11,372,000	11,372,000
Total Short-Term Investment Securities (cost $27,133,258)			27,171,786
TOTAL INVESTMENTS (cost $158,442,096)(16)		117.3%	153,149,637
Liabilities in excess of other assets		(17.3)	(22,585,629)
NET ASSETS		100.0%	$130,564,008

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2008, the aggregate value of these securities was $12,650,249 representing 9.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2008.

(2)  Variable Rate Security — the rate reflected is as of March 31, 2008, maturity date reflects the stated maturity date.

(3)  Commercial Mortgage Backed Security

(4)  Variable Rate Security — the rate reflected is as of March 31, 2008, maturity date reflects next reset date.

(5)  Fair valued security; see Note 2

(6)  Illiquid security

(7)  To the extent permitted by the Statement of Additional Information, the Strategic Fixed Income Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2008, the Strategic Fixed Income Portfolio held the following restricted securities:

Name	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
EXCO Resources, Inc. 7.00%, Series A-1 Convertible Preferred Stock	03/29/07	30	$300,000	$333,000	$11,100	0.26%
EXCO Resources, Inc. Series A-2 Convertible Preferred Stock	03/19/08	6	64,500	66,600	11,100	0.05
EXCO Resources, Inc. Series A-3 Convertible Preferred Stock	03/20/08	3	32,250	33,300	11,100	0.02
		39	$396,750	$432,900
ICO North America, Inc. Notes 7.50% due 08/15/09	8/11/05	$26,000	26,000	22,360	86.00	0.02%
Southern Energy, Inc. Notes 7.90% due 07/15/09	1/10/05	175,000	0	0	0.00	0.00%
Wind Acquisition Holdings Finance S.A. 12.46% due 12/11/21	6/21/07	522,639	525,916	455,350	87.13	0.35%
				$910,610		0.70%

(8)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(9)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(10)  Bond in default

(11)  Company has filed Chapter 11 bankruptcy protection.

(12)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

(13)  Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(14)  Collateralized Mortgage Obligation

(15)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(16)  See Note 3 for cost of investments on a tax basis.

(17)  Denominated in United States dollars unless otherwise indicated.

(18)  Bond is in default and did not pay principal at maturity.

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2008	Unrealized Appreciation (Depreciation)
7	Short	U. S. Treasury Bonds	June 2008	$830,140	$831,579	$(1,439)

Open Forward Foreign Currency Contracts

Contract to Deliver		In Exchange for		Delivery Date	Gross Unrealized Appreciation
USD	25,352	INR	1,027,000	6/16/2008	$151
USD	77,123	INR	3,116,550	6/16/2008	268
USD	25,342	INR	1,025,700	6/16/2008	129
Net Unrealized Appreciation/(Depreciation)					$548

ARS — Argentine Peso

BRL — Brazilian Real

DEM — German Mark

EGP — Egyptian Pound

EUR — Euro Dollar

IDR — Indonesian Rupiah

INR — Indian Rupee

MYR — Malaysian Ringgit

RUB — Russian Rubel

See Notes to Financial Statements

Seasons Series Trust Cash Management Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited)

Industry Allocation*
Multi-Asset	24.3%
U.S. Government Agency	22.7
Securities Holdings Companies	21.0
Trade Receivables	11.6
Auto	8.5
Finance	4.6
Banks	3.1
Structured Investment Vehicles	2.2
U.S. Municipal Bonds & Notes	1.6
Foreign Mortgages	1.2
Investment Banker/Broker	0.6
101.4%

Weighed average days to maturity—25 days

Credit Quality#†
AAA/*-	.6%
A-1+	76.5
AA/A-1+	1.5
A-1	14.9
AA-e	3.1
A+e	.6
D	1.6
Not rated@	1.2
100.0%

*  Calculated as a percentage of net assets.

#  Calculated as a percentage of total debt issues, including short term securities.

†  Source: Standard and Poors

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008

Security Description	Principal Amount	Market Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 101.4%
Asset-Backed Commercial Paper — 70.0%
Amstel Funding Corp. 3.30% due 04/17/08*	$6,000,000	$5,991,200
Barton Capital LLC 3.25% due 04/25/08*	5,000,000	4,989,167
CAFCO LLC 3.30% due 04/28/08*	5,000,000	4,987,625
Citigroup Funding, Inc. 2.98% due 06/12/08	3,000,000	2,983,530
Clipper Receivables Co. LLC 2.82% due 06/12/08*	4,000,000	3,975,440
Concord Minutemen Capital Co. 3.45% due 04/17/08*	3,000,000	2,995,400
Concord Minutemen Capital Co. 3.50% due 04/01/08*	2,000,000	2,000,000
CRC Funding LLC 2.82% due 06/13/08*	4,000,000	3,975,200
Crown Point Capital Co. 3.50% due 04/01/08*	2,000,000	2,000,000
Fcar Owner Trust 3.35% due 05/02/08	2,000,000	1,994,231
Fcar Owner Trust 4.65% due 04/15/08	3,000,000	2,994,575
Galaxy Funding, Inc. 3.50% due 05/08/08*	1,500,000	1,494,835
Galaxy Funding, Inc. 4.58% due 04/09/08*	3,000,000	2,996,947
Gemini Securitization Corp. 2.85% due 04/22/08*	2,250,000	2,246,259
General Electric Capital Corp. 2.63% due 06/10/08	3,000,000	2,983,980
Govco LLC 3.00% due 06/24/08*	4,000,000	3,971,680
Lake Constance Funding LLC 3.25% due 05/15/08*	3,000,000	2,988,083
Lake Constance Funding LLC 4.59% due 04/10/08*	1,500,000	1,498,281
Lexington Parker Capital 4.05% due 04/22/08*	3,000,000	2,992,913
New Center Asset Trust 4.05% due 04/25/08	3,000,000	2,991,900
New Center Asset Trust 4.30% due 04/10/08	3,000,000	2,996,775
Scaldis Capital LLC 3.35% due 04/15/08*	2,000,000	1,997,395
Scaldis Capital LLC 4.20% due 04/11/08*	3,000,000	2,996,500
Sheffield Receivables Corp. 3.10% due 04/10/08*	3,000,000	2,997,675
Solitaire Funding LLC 3.35% due 04/23/08*	3,000,000	2,993,858
Solitaire Funding LLC 4.32% due 04/11/08*	3,000,000	2,996,400
Surrey Funding Corp. 3.40% due 04/25/08*	6,000,000	5,986,400
Tulip Funding Corp. 2.95% due 04/14/08*	3,000,000	2,996,804

Security Description	Principal Amount	Market Value (Note 2)
Asset-Backed Commercial Paper (continued)
Versailles Commercial Paper LLC 3.35% due 04/01/08*	$1,000,000	$1,000,000
Total Asset-Backed Commercial Paper (cost $90,016,565)		90,013,053
Corporate Notes — 7.2%
Asscher Finance Corp. Notes 5.50% due 07/16/08*(2)	803,000	803,763
Issuer Entity LLC 2.87% due 10/30/08(1)(6)(7)(8)	2,352,581	1,579,286
JP Morgan Chase & Co. Notes 2.98% due 04/11/08(1)	4,000,000	4,000,000
Merrill Lynch & Co., Inc. Senior Notes 2.94% due 04/18/08(1)	750,000	750,000
Cheyne Finance LLC Notes 4.82% due 01/25/08*(1)(2)(3)(4)(6)(7)	1,500,000	1,252,500
Cheyne Finance LLC Notes 4.83% due 10/25/07*(1)(2)(3)(4)(6)(7)	1,000,000	835,000
Total Corporate Notes (cost $10,405,581)		9,220,549
U.S. Government Agencies — 22.7%
Federal Home Loan Bank Disc. Notes 1.50% due 04/01/08	16,948,000	16,948,000
Federal National Mtg. Assoc. Disc. Notes 1.35% due 04/01/08	12,173,000	12,173,000
Total U.S. Government Agencies (cost $29,121,000)		29,121,000
U.S. Municipal Bonds & Notes — 1.5%
Texas State Veterans Housing (LOC - Dexia Credit Local) 2.65% due 04/02/08 (cost $2,000,221)(5)	2,000,000	2,000,000
Total Short-Term Investment Securities — 101.4% (cost $131,543,367)		130,354,602
TOTAL INVESTMENTS — (cost $131,543,367)(9)	101.4%	130,354,602
Liabilities in excess of other assets	(1.4)	(1,841,261)
NET ASSETS	100.0%	$128,513,341

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2008, the aggregate value of these securities was $75,959,325 representing 59.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2008.

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008 (continued)

(2)  Security issued by a structured investment vehicle ("SIV"). These SIV's may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(3)  On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC ("SIV Portfolio") (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the "Notes") held by the Portfolio, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the "Receiver"). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. According to additional public reports, as of May 19, 2008, the Receiver is in the process of negotiating a refinancing of SIV Portfolio or a sale of its assets, however, there can be no assurance that such a transaction will be consummated. Any such transaction may impact the nature and amount of principal and interest payable to the Portfolio.

(4)  Security in default

(5)  Variable Rate Security - the rate reflected is as of March 31, 2008, maturity date reflects the next reset date.

(6)  Illiquid security

(7)  Fair valued security; see Note 2

(8)  The secured liquidity notes ("SLNs") issued by the Ottimo Funding Ltd.("Ottimo") and previously held by the Portfolio have been restructured. Effective November 1, 2007, the Portfolio exchanged its SLNs for notes (the "New Notes") issued by a new entity, Issuer Entity, LLC ("Issuer Entity"), in an amount equal to the aggregate outstanding principal amount of all the SLNs owned by the Portfolio, plus accrued and/or accreted interest through the date of issuance of the New Notes. Issuer Entity then tendered SLNs as payment of the purchase price for the collateral which had been owned by Ottimo (and which had secured the SLNs), in an auction conducted pursuant to the Uniform Commercial Code and the terms of the transaction documents governing the SLNs. Issuer Entity acquired the collateral free and clear of any lien or interest on the part of the holders of Ottimo subordinated notes. As a result of this acquisition, the Portfolio now holds New Notes secured by collateral which had secured the SLNs. The New Notes mature on October 30, 2008 and pay interest at a rate based on the weighted average coupon rate of the underlying collateral.

(9)  See Note 4 for cost of investments on a tax basis.

LOC — Letter of Credit

See Notes to Financial Statements

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited)

Industry Allocation*
Data Processing/Management	9.4%
Repurchase Agreements	9.2
Medical-Biomedical/Gene	8.2
Retail-Restaurants	8.1
Aerospace/Defense	7.1
Computers	6.8
Web Portals/ISP	6.3
U.S. Government Agencies	5.5
Commercial Services	5.3
Engineering/R&D Services	5.0
Agricultural Operations	4.9
Oil-Field Services	3.7
Agricultural Chemicals	3.4
Therapeutics	3.3
Retail-Drug Store	3.2
Diversified Minerals	2.7
Physical Therapy/Rehabilation Centers	2.6
Medical Instruments	2.4
Casino Hotel	2.1
Oil & Gas Drilling	1.6
Medical-HMO	0.8
101.6%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 86.9%
Aerospace/Defense — 7.1%
General Dynamics Corp.	50,015	$4,169,751
Lockheed Martin Corp.	41,180	4,089,174
		8,258,925
Agricultural Chemicals — 3.4%
Monsanto Co.	35,531	3,961,706
Agricultural Operations — 4.9%
Bunge, Ltd.	65,850	5,721,048
Casino Hotel — 2.1%
Las Vegas Sands Corp.†	33,892	2,495,807
Commercial Services — 5.3%
Alliance Data Systems Corp.†	63,425	3,013,322
Iron Mountain, Inc.†	119,300	3,154,292
		6,167,614
Computers — 6.8%
Apple, Inc.†	54,875	7,874,562
Data Processing/Management — 9.4%
Fidelity National Information Services, Inc.	73,200	2,791,848
Fiserv, Inc.†	76,900	3,698,121
Global Payments, Inc.	75,700	3,130,952
Mastercard, Inc., Class A	5,735	1,278,848
		10,899,769
Diversified Minerals — 2.7%
Cia Vale do Rio Doce ADR	91,275	3,161,766
Engineering/R&D Services — 5.0%
ABB, Ltd. ADR	217,080	5,843,794
Medical Instruments — 2.4%
Intuitive Surgical, Inc.†	8,635	2,800,762
Medical-Biomedical/Gene — 8.2%
Celgene Corp.†	95,018	5,823,653
Genentech, Inc.†	46,034	3,737,040
		9,560,693
Medical-HMO — 0.8%
UnitedHealth Group, Inc.	27,142	932,599
Oil & Gas Drilling — 1.6%
Transocean, Inc.†	13,614	1,840,613
Oil-Field Services — 3.7%
Exterran Holdings, Inc.†	36,900	2,381,526
Helix Energy Solutions Group, Inc.†	61,500	1,937,250
		4,318,776
Physical Therapy/Rehabilation Centers — 2.6%
Psychiatric Solutions, Inc.†	88,334	2,996,289
Retail-Drug Store — 3.2%
CVS Caremark Corp.	92,865	3,761,961
Retail-Restaurants — 8.1%
Chipotle Mexican Grill, Inc., Class A†	43,705	4,957,458
McDonald's Corp.	80,496	4,489,262
		9,446,720
Therapeutics — 3.3%
Gilead Sciences, Inc.†	74,030	3,814,766
Web Portals/ISP — 6.3%
Google, Inc., Class A†	16,546	7,288,017

Security Description	Principal Amount	Market Value (Note 2)
Total Long-Term Investment Securities (cost $79,261,947)		$101,146,187
SHORT-TERM INVESTMENT SECURITIES — 5.5%
U.S. Government Agencies — 5.5%
Federal Home Loan Bank Disc. Notes 1.50% due 04/01/08 (cost $6,400,000)	$6,400,000	6,400,000
REPURCHASE AGREEMENTS — 9.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 03/31/08, to be repurchased 04/01/08 in the amount of $6,193,086 and collateralized by $6,070,000 of United States Treasury Bills, bearing interest at 5.00%, due 07/31/08 and having an approximate value of $6,320,388.	6,193,000	6,193,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	4,505,000	4,505,000
Total Repurchase Agreements (cost $10,698,000)		10,698,000
TOTAL INVESTMENTS (cost $96,359,947)(2)	101.6%	118,244,187
Liabilities in excess of other assets	(1.6)	(1,863,308)
NET ASSETS	100.0%	$116,380,879

†  Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreements.

(2)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

See Notes to Financial Statements

Seasons Series Trust Focus TechNet Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited)

Industry Allocation*
Computers	14.2%
Wireless Equipment	7.8
Repurchase Agreements	7.4
Electronic Components-Semiconductors	6.2
Computers-Integrated Systems	5.7
Batteries/Battery Systems	5.6
Computers-Memory Devices	5.4
Applications Software	5.2
Internet Content-Entertainment	3.9
Web Hosting/Design	3.8
Commercial Services-Finance	3.5
Web Portals/ISP	3.3
Internet Content-Information/News	3.3
Consulting Services	3.1
Entertainment Software	2.8
Electronic Forms	2.6
Enterprise Software/Service	2.4
Finance-Other Services	2.3
Data Processing/Management	2.2
Networking Products	2.2
Internet Security	2.2
Cellular Telecom	2.1
Finance-Investment Banker/Broker	2.0
99.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus TechNet Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 91.8%
Applications Software — 5.2%
Salesforce.com, Inc.†	36,390	$2,105,889
Batteries/Battery Systems — 5.6%
Energy Conversion Devices, Inc.†	76,440	2,285,556
Cellular Telecom — 2.1%
NII Holdings, Inc.†	26,300	835,814
Commercial Services-Finance — 3.5%
Bankrate, Inc.†	28,600	1,426,854
Computers — 14.2%
Apple, Inc.†	21,495	3,084,533
Hewlett-Packard Co.	22,600	1,031,916
Research In Motion, Ltd.†	14,375	1,613,306
		5,729,755
Computers-Integrated Systems — 5.7%
Brocade Communications Systems, Inc.†	74,000	540,200
Riverbed Technology, Inc.†	119,555	1,776,587
		2,316,787
Computers-Memory Devices — 5.4%
Data Domain, Inc.†	92,265	2,195,907
Consulting Services — 3.1%
Gartner, Inc.†	65,100	1,259,034
Data Processing/Management — 2.2%
Fiserv, Inc.†	18,800	904,092
Electronic Components-Semiconductors — 6.2%
Intel Corp.	24,800	525,264
MEMC Electronic Materials, Inc.†	18,410	1,305,269
Texas Instruments, Inc.	23,400	661,518
		2,492,051
Electronic Forms — 2.6%
Adobe Systems, Inc.†	29,000	1,032,110
Enterprise Software/Service — 2.4%
Oracle Corp.†	49,100	960,396
Entertainment Software — 2.8%
Electronic Arts, Inc.†	23,050	1,150,656
Finance-Investment Banker/Broker — 2.0%
The Charles Schwab Corp.	43,500	819,105
Finance-Other Services — 2.3%
CME Group, Inc.	1,955	917,090
Internet Content-Entertainment — 3.9%
NetFlix, Inc.†	45,000	1,559,250
Internet Content-Information/News — 3.3%
Baidu.com ADR†	5,600	1,341,928
Internet Security — 2.2%
McAfee, Inc.†	27,000	893,430
Networking Products — 2.2%
Cisco Systems, Inc.†	37,400	900,966
Web Hosting/Design — 3.8%
Equinix, Inc.†	22,975	1,527,608
Web Portals/ISP — 3.3%
Google, Inc., Class A†	3,060	1,347,838

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Wireless Equipment — 7.8%
American Tower Corp., Class A†	39,260	$1,539,385
QUALCOMM, Inc.	39,690	1,627,290
		3,166,675
Total Long-Term Investment Securities (cost $35,587,539)		37,168,791
REPURCHASE AGREEMENTS — 7.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 03/31/08, to be repurchased 04/01/08 in the amount of $2,304,032 and collateralized by $2,200,000 of United States Treasury Notes, bearing interest at 4.00%, due 03/15/10 and having an approximate value of $2,351,250	$2,304,000	$2,304,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	685,000	685,000
Total Repurchase Agreements (cost $2,989,000)		2,989,000
TOTAL INVESTMENTS (cost $38,576,539)(2)	99.2%	40,157,791
Other assets less liabilities	0.8	321,012
NET ASSETS	100.0%	$40,478,803

†  Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreements.

(2)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

See Notes to Financial Statements

Seasons Series Trust Focus Growth and Income Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited)

Industry Allocation*
Oil Companies-Integrated	9.3%
Telephone-Integrated	9.0
Aerospace/Defense	7.1
Repurchase Agreements	6.8
Casino Hotels	4.7
Computers	4.6
Wireless Equipment	4.4
Metal-Diversified	4.3
Retail-Restaurants	4.2
Agricultural Chemicals	3.7
Diversified Manufacturing Operations	3.6
Medical-Biomedical/Gene	3.5
Brewery	3.3
Web Portals/ISP	3.3
Cable TV	3.2
Banks-Super Regional	3.2
Medical Products	3.2
Medical Information Systems	3.1
Finance-Investment Banker/Broker	3.0
Time Deposit	2.6
Food-Misc.	2.6
Medical-HMO	2.2
Oil & Gas Drilling	1.7
Multimedia	1.6
Data Processing/Management	1.2
99.4%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 86.1%
Aerospace/Defense — 7.1%
General Dynamics Corp.	26,240	$2,187,629
Lockheed Martin Corp.	28,513	2,831,341
		5,018,970
Agricultural Chemicals — 3.7%
Monsanto Co.	23,386	2,607,539
Banks-Super Regional — 3.2%
Bank of America Corp.	60,000	2,274,600
Brewery — 3.3%
Anheuser-Busch Cos., Inc.	50,000	2,372,500
Cable TV — 3.2%
Comcast Corp., Special Class A	121,600	2,306,752
Casino Hotel — 4.7%
Las Vegas Sands Corp.†	45,168	3,326,171
Computers — 4.6%
Dell, Inc.†	162,700	3,240,984
Data Processing/Management — 1.2%
Mastercard, Inc., Class A	3,727	831,084
Diversified Manufacturing Operations — 3.6%
General Electric Co.	70,000	2,590,700
Finance-Investment Banker/Broker — 3.0%
JPMorgan Chase & Co.	50,000	2,147,500
Food-Misc. — 2.6%
Kraft Foods, Inc., Class A	60,000	1,860,600
Medical Information Systems — 3.1%
Eclipsys Corp.†	111,377	2,184,103
Medical Products — 3.2%
Johnson & Johnson	35,000	2,270,450
Medical-Biomedical/Gene — 3.5%
Genentech, Inc.†	30,996	2,516,255
Medical-HMO — 2.2%
UnitedHealth Group Inc.	17,566	603,568
WellPoint, Inc.†	21,600	953,208
		1,556,776
Metal-Diversified — 4.3%
Freeport-McMoRan Copper & Gold, Inc.	31,800	3,059,796
Multimedia — 1.6%
News Corp., Class A	60,000	1,125,000
Oil & Gas Drilling — 1.7%
Transocean, Inc.†	8,867	1,198,818
Oil Companies-Integrated — 9.3%
ConocoPhillips	30,000	2,286,300
Exxon Mobil Corp.	51,000	4,313,580
		6,599,880
Retail-Restaurants — 4.2%
McDonald's Corp.	53,477	2,982,412
Telephone-Integrated — 5.1%
AT&T, Inc.	52,600	2,014,580
Level 3 Communications, Inc.†	752,500	1,595,300
		3,609,880
Web Portals/ISP — 3.3%
Google, Inc., Class A†	5,329	2,347,265

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Wireless Equipment — 4.4%
Crown Castle International Corp.†	90,100	$3,107,551
Total Common Stock (cost $62,735,599)		61,135,586
CONVERTIBLE BONDS & NOTES — 3.9%
Telephone-Integrated — 3.9%
Level 3 Communications, Inc. 5.25% due 12/15/11 (cost $2,834,532)	$3,500,000	2,747,500
Total Long-Term Investment Securities (cost $65,570,132)		63,883,086
SHORT-TERM INVESTMENT SECURITIES — 2.6%
Time Deposit — 2.6%
Euro Time Deposit with State Street Bank & Trust Co. 1.00% due 04/01/08 (cost $1,885,000)	1,885,000	1,885,000
REPURCHASE AGREEMENTS — 6.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 03/31/08, to be repurchased 04/01/08 in the amount of $3,937,055 and collateralized by $3,860,000 of United States Treasury Notes, bearing interest at 5.00%, due 07/31/08 and having an approximate value of $4,019,225	3,937,000	3,937,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	885,000	885,000
Total Repurchase Agreements (cost $4,822,000)		4,822,000
TOTAL INVESTMENTS (cost $72,277,132)(2)	99.4%	70,590,086
Other assets less liabilities	0.6	450,360
NET ASSETS	100.0%	$71,040,446

†  Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreements.

(2)  See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

Seasons Series Trust Focus Value Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited)

Industry Allocation*
Real Estate Operations & Development	6.9%
Repurchase Agreements	4.8
Retail-Auto Parts	4.7
Diversified Operations	4.6
Oil Companies-Exploration & Production	4.5
Insurance-Multi-line	4.5
Banks-Super Regional	4.2
Electronic Components-Misc.	3.9
Banks-Fiduciary	3.9
Transport-Marine	3.7
Insurance-Life/Health	3.7
Steel-Producers	3.5
Medical-Drugs	3.5
Retail-Building Products	3.5
Retail-Office Supplies	3.5
Insurance-Property/Casualty	3.5
Cellular Telecom	3.2
Electronic Components-Semiconductors	3.2
Semiconductor Components-Integrated Circuits	3.2
Finance-Investment Banker/Broker	3.2
Banks-Commercial	3.1
Commercial Services-Finance	3.0
Data Processing/Management	2.7
Publishing-Newspapers	2.6
Financial Guarantee Insurance	2.5
Food-Confectionery	2.4
Television	2.0
Machinery-Farming	1.8
99.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 95.0%
Banks-Commercial — 3.1%
Synovus Financial Corp.	450,000	$4,977,000
Banks-Fiduciary — 3.9%
The Bank of New York Mellon Corp.	148,015	6,176,666
Banks-Super Regional — 4.2%
Bank of America Corp.	113,000	4,283,830
Wachovia Corp.	89,802	2,424,654
		6,708,484
Cellular Telecom — 3.2%
NTT DoCoMo, Inc. ADR	336,000	5,124,000
Commercial Services-Finance — 3.0%
H&R Block, Inc.	230,000	4,774,800
Data Processing/Management — 2.7%
Total Systems Services, Inc.	180,080	4,260,693
Diversified Operations — 4.6%
Hutchison Whampoa, Ltd.(2)	770,600	7,333,802
Electronic Components-Misc. — 3.9%
AVX Corp.	484,568	6,207,316
Electronic Components-Semiconductors — 3.2%
Intel Corp.	237,000	5,019,660
Finance-Investment Banker/Broker — 3.2%
Merrill Lynch & Co., Inc.	123,000	5,011,020
Financial Guarantee Insurance — 2.5%
MBIA, Inc.	321,750	3,931,785
Food-Confectionery — 2.4%
The Hershey Co.	101,000	3,804,670
Insurance-Life/Health — 3.7%
Power Corp of Canada	175,500	5,813,240
Insurance-Multi-line — 4.5%
Old Republic International Corp.	554,300	7,156,013
Insurance-Property/Casualty — 3.5%
ProAssurance Corp.†	102,300	5,506,809
Machinery-Farming — 1.8%
Alamo Group, Inc.	133,024	2,829,420
Medical-Drugs — 3.5%
Pfizer, Inc.	265,000	5,546,450
Oil Companies-Exploration & Production — 4.5%
Devon Energy Corp.	68,600	7,157,038
Publishing-Newspapers — 2.6%
The Washington Post Co., Class B	6,300	4,167,450
Real Estate Operations & Development — 6.9%
Forest City Enterprises, Inc., Class A	139,239	5,123,996
Hang Lung Group, Ltd.(2)	347,000	1,652,853
Hang Lung Properties, Ltd.(2)	1,184,000	4,231,516
		11,008,365
Retail-Auto Parts — 4.7%
AutoZone, Inc.†	65,000	7,398,950
Retail-Building Products — 3.5%
Home Depot, Inc.	198,000	5,538,060
Retail-Office Supplies — 3.5%
Staples, Inc.	250,000	5,527,500

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Semiconductor Components- Integrated Circuits — 3.2%
Linear Technology Corp.	163,357	$5,013,426
Steel-Producer — 3.5%
POSCO ADR	46,700	5,556,366
Television — 2.0%
CBS Corp., Class B	142,000	3,135,360
Transport-Marine — 3.7%
Teekay Corp.	137,800	5,852,366
Total Long-Term Investment Securities (cost $150,831,017)		150,536,709
REPURCHASE AGREEMENT — 4.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 03/31/08, to be repurchased 04/01/08 in the amount of $5,182,072 and collateralized by $5,080,000 of United States Treasury Notes, bearing interest at 5.00%, due 07/31/08 and having an approximate value of $5,289,550	$5,182,000	5,182,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 03/31/08, to be repurchased 04/01/08 in the amount of $2,410,033 and collateralized by $2,305,000 of United States Treasury Notes, bearing interest at 4.00%, due 03/15/10 and having an approximate value of $2,463,469	2,410,000	2,410,000
Total Repurchase Agreements (cost $7,592,000)		7,592,000
TOTAL INVESTMENTS (cost $158,423,017)(1)	99.8%	158,128,709
Other assets less liabilities	0.2	299,422
NET ASSETS	100.0%	$158,428,131

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

(2)  Fair valued security; see Note 2

ADR — American Depository Receipt

See Notes to Financial Statements

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	69.5%
International Equity Investment Company	27.1
Fixed Income Investment Companies	3.3
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008

Security Description	Shares	Market Value (Note 2)
AFFILIATED REGISTERED INVESTMENTCOMPANIES# — 99.9%
Domestic Equity Investment Companies — 69.5%
Seasons Series Trust Focus Growth Portfolio, Class 3†	585,669	$5,427,003
Seasons Series Trust Focus Value Portfolio, Class 3	649,027	9,695,324
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,130,340	31,557,233
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,538,301	45,069,230
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	436,183	5,648,264
Seasons Series Trust Mid Cap Value Portfolio, Class 3	752,132	11,613,367
Seasons Series Trust Small Cap Portfolio, Class 3	3,218,725	26,807,805
Total Domestic Equity Investment Companies (cost $148,854,018)		135,818,226
Fixed Income Investment Companies — 3.3%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	197,924	2,185,670
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	425,256	4,202,872
Total Fixed Income Investment Companies (cost $6,520,273)		6,388,542
International Equity Investment Company — 27.1%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $55,829,050)	4,995,403	53,108,915
TOTAL INVESTMENTS (cost $211,203,341)(1)	99.9%	195,315,683
Other assets less liabilities	0.1	238,369
NET ASSETS	100.0%	$195,554,052

†  Non-income producing security

#  See Note 9

(1)  See Note 4 for cost of investments on a tax basis

See Notes to Financials Statements

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	58.5%
International Equity Investment Companies	21.7
Fixed Income Investment Companies	19.6
99.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008

Security Description	Shares	Market Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.8%
Domestic Equity Investment Companies — 58.5%
Seasons Series Trust Focus Growth Portfolio, Class 3†	1,056,937	$9,793,919
Seasons Series Trust Focus Value Portfolio, Class 3	1,401,095	20,929,890
Seasons Series Trust Large Cap Growth Portfolio, Class 3	5,251,713	52,942,990
Seasons Series Trust Large Cap Value Portfolio, Class 3	7,119,756	90,688,131
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	783,338	10,143,673
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,482,013	22,883,179
Seasons Series Trust Small Cap Portfolio, Class 3	5,202,162	43,327,259
Total Domestic Equity Investment Companies (cost $276,876,565)		250,709,041
Fixed Income Investment Companies — 19.6%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	5,149,154	56,862,065
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	2,768,533	27,361,859
Total Fixed Income Investment Companies (cost $83,440,725)		84,223,924
International Equity Investment Company — 21.7%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $99,474,640)	8,751,071	93,037,506
TOTAL INVESTMENTS (cost $459,791,930)(1)	99.8%	427,970,471
Other assets less liabilities	0.2	760,916
NET ASSETS	100.0%	$428,731,387

†  Non-income producing security

#  See Note 9

(1)  See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	48.7%
Fixed Income Investment Companies	35.3
International Equity Investment Companies	16.1
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008

Security Description	Shares	Market Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 48.7%
Seasons Series Trust Focus Growth Portfolio, Class 3†	458,736	$4,250,801
Seasons Series Trust Focus Value Portfolio, Class 3	684,316	10,222,473
Seasons Series Trust Large Cap Growth Portfolio, Class 3	2,403,593	24,230,839
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,512,741	44,743,658
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	340,673	4,411,471
Seasons Series Trust Mid Cap Value Portfolio, Class 3	733,942	11,332,513
Seasons Series Trust Small Cap Portfolio, Class 3	1,887,793	15,722,867
Total Domestic Equity Investment Companies (cost $127,190,778)		114,914,622
Fixed Income Investment Companies — 35.3%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	4,538,094	50,114,131
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	3,375,983	33,365,384
Total Fixed Income Investment Companies (cost $83,061,701)		83,479,515
International Equity Investment Company — 16.1%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $40,800,900)	3,575,323	38,011,247
TOTAL INVESTMENTS (cost $251,053,379)(1)	100.1%	236,405,384
Liabilities in excess of other assets	(0.1)	(282,129)
NET ASSETS	100.0%	$236,123,255

†  Non-income producing security

#  See Note 9

(1)  See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO PROFILE — March 31, 2008 (unaudited)

Industry Allocation*
Fixed Income Investment Companies	50.2%
Domestic Equity Investment Companies	38.2
International Equity Investment Companies	11.6
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2008

Security Description	Shares	Market Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 38.2%
Seasons Series Trust Focus Growth Portfolio, Class 3†	178,538	$1,654,388
Seasons Series Trust Focus Value Portfolio, Class 3	313,170	4,678,209
Seasons Series Trust Large Cap Growth Portfolio, Class 3	884,164	8,913,334
Seasons Series Trust Large Cap Value Portfolio, Class 3	1,577,186	20,089,457
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	176,015	2,279,266
Seasons Series Trust Mid Cap Value Portfolio, Class 3	302,385	4,669,009
Seasons Series Trust Small Cap Portfolio, Class 3	556,031	4,631,020
Total Domestic Equity Investment Companies (cost $50,844,497)		46,914,683
Fixed Income Investment Companies — 50.2%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	3,757,771	41,497,040
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	2,029,129	20,054,216
Total Fixed Income Investment Companies (cost $60,990,858)		61,551,256
International Equity Investment Company — 11.6%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $14,870,166)	1,341,627	14,263,589
TOTAL INVESTMENTS (cost $126,705,521)(1)	100.0%	122,729,528
Other assets less liabilities	0.0	16,923
NET ASSETS	100.0%	$122,746,451

†  Non-income producing security

#  See Note 9

(1)  See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2008

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth	Stock
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$136,933,248	$273,898,653	$232,632,003	$173,297,365	$336,392,166	$276,531,002
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—	—
Short-term investment securities, at market value (unaffiliated)*	5,300,000	4,900,000	4,601,344	2,102,016	9,273,295	4,092,474
Repurchase agreements (cost approximates market value)	6,211,000	10,552,000	1,836,000	7,037,000	15,144,000	—
Total investments	148,444,248	289,350,653	239,069,347	182,436,381	360,809,461	280,623,476
Cash	131,259	—	98,026	76,970	—	—
Foreign cash*	19,866	139,160	116,388	111,256	285,645	56,323
Receivable for:
Fund shares sold	538,333	341,614	212,117	117,602	544,864	499,924
Dividends and interest	413,431	1,145,728	1,403,388	1,134,602	1,655,004	295,135
Investments sold	6,603,110	19,051,385	17,606,568	15,056,543	30,250,826	30,996
Interest on swap contracts	—	—	—	—	478,357	—
Prepaid expenses and other assets	371	703	553	377	908	729
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	29,168	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on bond forward contracts	7,479	25,906	29,808	27,098	—	—
Unrealized appreciation on forward foreign currency contracts	44,439	157,577	181,596	176,587	2,417,657	—
Swap premiums paid	—	—	—	—	10,326	—
Unrealized appreciation on swap contracts	—	—	—	—	713,427	—
Total assets	156,202,536	310,212,726	258,717,791	199,137,416	397,195,643	281,506,583
LIABILITIES:
Payable for:
Fund shares redeemed	169,172	384,428	300,291	275,597	510,654	402,474
Investments purchased	12,947,377	41,870,964	50,219,912	50,946,755	42,402,462	424,337
Interest on swap contracts	—	—	—	—	523,167	—
Accrued foreign tax on capital gains	—	—	—	—	13,478	—
Investment advisory and management fees	107,950	194,622	146,859	98,681	243,914	191,879
Service fees — Class 2	8,690	19,883	16,424	11,747	24,893	19,114
Service fees — Class 3	10,057	17,114	12,179	7,838	21,003	16,567
Trustees' fees and expenses	318	669	500	321	939	868
Other accrued expenses	98,836	128,048	108,327	95,990	174,400	104,557
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	9,309	30,343	35,431	36,973	57,907	—
Due to custodian	—	288,488	—	—	109,342	65
Call and put options written, at market value@	—	—	—	—	935,792	—
Unrealized depreciation on bond forward contracts	19,112	65,585	76,250	71,780	—	—
Unrealized depreciation on forward foreign currency contracts	29,873	107,560	122,884	122,522	3,711,296	—
Unrealized depreciation on swap contracts	—	—	—	—	1,914,705	—
Total liabilities	13,400,694	43,107,704	51,039,057	51,668,204	50,643,952	1,159,861
NET ASSETS	$142,801,842	$267,105,022	$207,678,734	$147,469,212	$346,551,691	$280,346,722
* Cost
Long-term investment securities (unaffiliated)	$117,738,076	$249,088,883	$220,818,776	$169,988,657	$334,160,948	$256,429,073
Long-term investment securities (affiliated)	$—	$—	$—	$—	$—	$—
Short-term investment securities (unaffiliated)	$5,300,000	$4,900,000	$4,601,457	$2,099,297	$9,273,295	$4,092,474
Foreign cash	$20,133	$140,308	$117,296	$112,462	$287,020	$55,618
@ Premiums received on options written	$—	$—	$—	$—	$307,069	$—

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

March 31, 2008

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth	Stock
NET ASSETS REPRESENTED BY:
Capital paid-in	$140,755,310	$240,042,109	$182,461,595	$135,630,390	$313,371,361	$239,838,399
Accumulated undistributed net investment income (loss)	962,606	4,765,457	6,987,353	5,841,487	11,468,995	134,365
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, swap contracts, and foreign exchange transactions	(17,977,824)	(2,131,417)	6,893,781	3,138,858	23,055,563	20,271,390
Unrealized appreciation (depreciation) on investments	19,195,172	24,809,770	11,813,114	3,311,427	2,231,216	20,101,929
Unrealized appreciation (depreciation) on futures contracts, options contracts, swap contracts and bond forward contracts	(130,482)	(366,225)	(460,963)	(439,493)	(2,109,125)	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(2,940)	(14,672)	(16,146)	(13,457)	(1,452,841)	639
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(13,478)	—
NET ASSETS	$142,801,842	$267,105,022	$207,678,734	$147,469,212	$346,551,691	$280,346,722
Class 1 (unlimited shares authorized):
Net assets	$27,028,553	$33,470,173	$26,329,824	$21,102,725	$49,160,913	$40,425,452
Shares of beneficial interest issued and outstanding	1,906,413	2,461,799	2,026,904	1,720,016	4,120,932	2,520,579
Net asset value, offering and redemption price per share	$14.18	$13.59	$12.99	$12.27	$11.93	$16.04
Class 2 (unlimited shares authorized):
Net assets	$67,550,033	$153,902,696	$125,366,993	$89,971,230	$197,097,951	$157,580,038
Shares of beneficial interest issued and outstanding	4,776,260	11,351,323	9,674,206	7,349,632	16,560,841	9,901,437
Net asset value, offering and redemption price per share	$14.14	$13.56	$12.96	$12.24	$11.90	$15.91
Class 3 (unlimited shares authorized):
Net assets	$48,223,256	$79,732,153	$55,981,917	$36,395,257	$100,292,827	$82,341,232
Shares of beneficial interest issued and outstanding	3,415,089	5,889,166	4,326,226	2,976,678	8,441,677	5,190,591
Net asset value, offering and redemption price per share	$14.12	$13.54	$12.94	$12.23	$11.88	$15.86

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

March 31, 2008

	Large Cap Growth	Large Cap Composite	Large Cap Value	Mid Cap Growth	Mid Cap Value	Small Cap
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$240,318,971	$42,484,685	$350,810,412	$145,965,748	$189,631,351	$171,054,906
Long-term investment securities, at market value (affiliated)*	671,240	130,399	1,112,823	—	—	—
Short-term investment securities, at market value (unaffiliated)*	12,159,845	296,864	6,887,411	725,057	654,858	899,741
Repurchase agreements (cost approximates market value)	2,605,000	491,000	3,485,000	4,430,000	4,441,000	12,240,000
Total investments	255,755,056	43,402,948	362,295,646	151,120,805	194,727,209	184,194,647
Cash	99,987	1,011	3,188	1,711	2,066	976
Foreign cash*	1	1,289	—	16,620	—	—
Receivable for:
Fund shares sold	760,433	147,553	760,560	958,113	763,234	593,883
Dividends and interest	119,530	62,826	777,869	67,595	312,253	172,820
Investments sold	3,991,738	703,482	1,670,290	416,279	685,669	5,590,288
Interest on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	572	124	772	394	521	864
Due from investment adviser for expense reimbursements/fee waivers	—	16,430	—	—	—	—
Variation margin on futures contracts	2,100	1,275	2,900	6,000	6,000	8,850
Unrealized appreciation on bond forward contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	260,729,417	44,336,938	365,511,225	152,587,517	196,496,952	190,562,328
LIABILITIES:
Payable for:
Fund shares redeemed	280,448	62,168	467,681	197,858	233,615	121,493
Investments purchased	1,352,331	292,123	1,407,210	965,992	628,411	1,170,274
Interest on swap contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	600	—	—	—	—
Investment advisory and management fees	172,232	29,652	239,168	108,281	140,295	133,610
Service fees — Class 2	10,297	3,380	12,321	9,442	10,705	6,911
Service fees — Class 3	34,995	3,083	52,833	14,185	21,137	26,486
Trustees' fees and expenses	272	270	340	362	748	556
Other accrued expenses	91,727	68,887	116,174	86,447	96,855	107,403
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Call and put options written, at market value@	—	—	—	—	—	—
Unrealized depreciation on bond forward contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	1,942,302	460,163	2,295,727	1,382,567	1,131,766	1,566,733
NET ASSETS	$258,787,115	$43,876,775	$363,215,498	$151,204,950	$195,365,186	$188,995,595
* Cost
Long-term investment securities (unaffiliated)	$215,581,389	$40,310,957	$358,021,766	$139,949,246	$205,538,103	$183,742,118
Long-term investment securities (affiliated)	$1,098,635	$208,755	$1,458,055	$—	$—	$—
Short-term investment securities (unaffiliated)	$12,159,846	$296,865	$6,887,412	$725,059	$654,859	$899,744
Foreign cash	$1	$1,250	$—	$16,207	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—	$—

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

March 31, 2008

	Large Cap Growth	Large Cap Composite	Large Cap Value	Mid Cap Growth	Mid Cap Value	Small Cap
NET ASSETS REPRESENTED BY:
Capital paid-in	$227,447,599	$39,722,527	$345,258,660	$130,026,640	$189,521,969	$209,942,538
Accumulated undistributed net investment income (loss)	(770,402)	282,274	5,364,250	468	1,537,712	8,878
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, swap contracts, and foreign exchange transactions	7,779,530	1,765,236	20,116,384	15,124,386	20,175,667	(8,326,643)
Unrealized appreciation (depreciation) on investments	24,310,186	2,095,371	(7,556,587)	6,016,500	(15,906,753)	(12,687,215)
Unrealized appreciation (depreciation) on futures contracts, options contracts, swap contracts and bond forward contracts	17,580	11,083	32,880	36,591	36,591	58,037
Unrealized foreign exchange gain (loss) on other assets and liabilities	2,622	884	(89)	365	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	(600)	—	—	—	—
NET ASSETS	$258,787,115	$43,876,775	$363,215,498	$151,204,950	$195,365,186	$188,995,595
Class 1 (unlimited shares authorized):
Net assets	$8,165,914	$2,552,618	$13,277,833	$8,995,116	$10,715,659	$6,139,937
Shares of beneficial interest issued and outstanding	799,662	241,228	1,038,105	680,995	690,208	723,024
Net asset value, offering and redemption price per share	$10.21	$10.58	$12.79	$13.21	$15.53	$8.49
Class 2 (unlimited shares authorized):
Net assets	$81,642,547	$26,753,811	$96,770,501	$74,517,468	$84,363,664	$54,908,726
Shares of beneficial interest issued and outstanding	8,065,109	2,535,365	7,586,685	5,716,865	5,452,849	6,547,988
Net asset value, offering and redemption price per share	$10.12	$10.55	$12.76	$13.03	$15.47	$8.39
Class 3 (unlimited shares authorized):
Net assets	$168,978,654	$14,570,346	$253,167,164	$67,692,366	$100,285,863	$127,946,932
Shares of beneficial interest issued and outstanding	16,760,481	1,383,064	19,874,868	5,227,453	6,495,197	15,356,518
Net asset value, offering and redemption price per share	$10.08	$10.53	$12.74	$12.95	$15.44	$8.33

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

March 31, 2008

	International Equity	Diversified Fixed Income	Strategic Fixed Income	Cash Management	Focus Growth	Focus TechNet
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$392,271,406	$310,734,390	$125,977,851	$—	$101,146,187	$37,168,791
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—	—
Short-term investment securities, at market value (unaffiliated)*	2,849,354	—	27,171,786	130,354,602	6,400,000	—
Repurchase agreements (cost approximates market value)	7,048,000	21,621,000	—	—	10,698,000	2,989,000
Total investments	402,168,760	332,355,390	153,149,637	130,354,602	118,244,187	40,157,791
Cash	1,021	48,364	67,863	726	100,502	—
Foreign cash*	8,965,394	—	57,018	—	28	—
Receivable for:
Fund shares sold	1,138,440	446,549	199,491	616,499	534,769	443,606
Dividends and interest	1,522,116	2,799,624	1,745,089	113,379	1,175	1,855
Investments sold	2,623,721	15,452,432	1,943,282	—	841,446	42,222
Interest on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	902	540	62	229	3,705	105
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	10,028
Variation margin on futures contracts	—	926	—	—	—	—
Unrealized appreciation on bond forward contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	548	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	416,420,354	351,103,825	157,162,990	131,085,435	119,725,812	40,655,607
LIABILITIES:
Payable for:
Fund shares redeemed	269,113	3,009,498	717,245	2,444,542	74,991	21,180
Investments purchased	3,152,178	23,061,495	25,678,361	—	3,095,129	55,214
Interest on swap contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Investment advisory and management fees	318,313	186,170	87,115	49,185	97,145	40,621
Service fees — Class 2	15,198	14,686	—	8,786	7,305	2,645
Service fees — Class 3	57,415	42,218	27,223	11,424	11,392	4,054
Trustees' fees and expenses	684	351	149	13	96	254
Other accrued expenses	243,602	104,993	87,030	58,144	58,875	49,301
Line of credit	1,650,512	—	—	—	—	—
Variation margin on futures contracts	30,652	—	1,859	—	—	—
Due to custodian	—	—	—	—	—	3,535
Call and put options written, at market value@	—	—	—	—	—	—
Unrealized depreciation on bond forward contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	154	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	5,737,821	26,419,411	26,598,982	2,572,094	3,344,933	176,804
NET ASSETS	$410,682,533	$324,684,414	$130,564,008	$128,513,341	$116,380,879	$40,478,803
* Cost
Long-term investment securities (unaffiliated)	$385,768,663	$303,392,082	$131,308,838	$—	$79,261,947	$35,587,539
Long-term investment securities (affiliated)	$—	$—	$—	$—	$—	$—
Short-term investment securities (unaffiliated)	$2,849,360	$—	$27,133,258	$131,543,367	$6,400,000	$—
Foreign cash	$8,988,576	$—	$57,126	$—	$27	$—
@ Premiums received on options written	$—	$—	$—	$—	$—	$—

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

March 31, 2008

	International Equity	Diversified Fixed Income	Strategic Fixed Income	Cash Management	Focus Growth	Focus TechNet
NET ASSETS REPRESENTED BY:
Capital paid-in	$373,547,537	$307,684,144	$134,584,639	$124,821,230	$91,482,820	$36,930,728
Accumulated undistributed net investment income (loss)	5,496,438	10,999,328	1,867,424	4,913,070	—	—
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, swap contracts, and foreign exchange transactions	25,125,134	(1,346,322)	(593,529)	(32,194)	3,013,818	1,966,823
Unrealized appreciation (depreciation) on investments	6,502,737	7,342,308	(5,292,459)	(1,188,765)	21,884,240	1,581,252
Unrealized appreciation (depreciation) on futures contracts, options contracts, swap contracts and bond forward contracts	27,247	4,956	(1,439)	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(16,560)	—	(628)	—	1	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
NET ASSETS	$410,682,533	$324,684,414	$130,564,008	$128,513,341	$116,380,879	$40,478,803
Class 1 (unlimited shares authorized):
Net assets	$13,014,589	$7,756,783	$—	$9,458,512	$3,387,554	$—
Shares of beneficial interest issued and outstanding	1,218,609	699,474	—	841,970	359,591	—
Net asset value, offering and redemption price per share	$10.68	$11.09	$—	$11.23	$9.42	$—
Class 2 (unlimited shares authorized):
Net assets	$120,815,590	$114,521,312	$—	$65,845,056	$58,265,656	$20,977,566
Shares of beneficial interest issued and outstanding	11,337,755	10,347,829	—	5,872,537	6,253,443	3,648,662
Net asset value, offering and redemption price per share	$10.66	$11.07	$—	$11.21	$9.32	$5.75
Class 3 (unlimited shares authorized):
Net assets	$276,852,354	$202,406,319	$130,564,008	$53,209,773	$54,727,669	$19,501,237
Shares of beneficial interest issued and outstanding	26,032,418	18,328,440	13,211,808	4,752,128	5,905,611	3,409,653
Net asset value, offering and redemption price per share	$10.63	$11.04	$9.88	$11.20	$9.27	$5.72

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

March 31, 2008

	Focus Growth and Income	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$63,883,086	$150,536,709	$—	$—	$—	$—
Long-term investment securities, at market value (affiliated)*	—	—	195,315,683	427,970,471	236,405,384	122,729,528
Short-term investment securities, at market value (unaffiliated)*	1,885,000	—	—	—	—	—
Repurchase agreements (cost approximates market value)	4,822,000	7,592,000	—	—	—	—
Total investments	70,590,086	158,128,709	195,315,683	427,970,471	236,405,384	122,729,528
Cash	2,324	1,042,097	201,756	918,538	—	317,746
Foreign cash*	20	205,509	—	—	—	—
Receivable for:
Fund shares sold	615,711	439,811	344,538	1,481,031	662,049	280,040
Dividends and interest	90,058	286,144	—	—	—	—
Investments sold	2,848,255	6,593,332	—	—	105,785	—
Interest on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	13,991	442	125	190	121	60
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on bond forward contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	74,160,445	166,696,044	195,862,102	430,370,230	237,173,339	123,327,374
LIABILITIES:
Payable for:
Fund shares redeemed	20,163	313,501	36,387	617,546	872,512	210,978
Investments purchased	2,970,960	7,724,288	201,756	918,538	—	317,746
Interest on swap contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Investment advisory and management fees	59,909	133,412	16,422	35,342	19,630	10,120
Service fees — Class 2	4,854	8,782	—	—	—	—
Service fees — Class 3	6,887	18,716	—	—	—	—
Trustees' fees and expenses	210	288	202	474	283	133
Other accrued expenses	57,016	68,926	53,283	66,943	51,874	41,946
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to custodian	—	—	—	—	105,785	—
Call and put options written, at market value@	—	—	—	—	—	—
Unrealized depreciation on bond forward contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	3,119,999	8,267,913	308,050	1,638,843	1,050,084	580,923
NET ASSETS	$71,040,446	$158,428,131	$195,554,052	$428,731,387	$236,123,255	$122,746,451
* Cost
Long-term investment securities (unaffiliated)	$65,570,132	$150,831,017	$—	$—	$—	$—
Long-term investment securities (affiliated)	$—	$—	$211,203,341	$459,791,930	$251,053,379	$126,705,521
Short-term investment securities (unaffiliated)	$1,885,000	$—	$—	$—	$—	$—
Foreign cash	$20	$207,455	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—	$—

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

March 31, 2008

	Focus Growth and Income	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
NET ASSETS REPRESENTED BY:
Capital paid-in	$69,950,080	$145,039,264	$194,646,098	$433,850,629	$234,872,040	$120,216,036
Accumulated undistributed net investment income (loss)	141,910	2,170,304	5,034,687	10,407,311	6,509,131	3,067,878
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts,
securities sold short, swap contracts, and foreign exchange transactions	2,635,502	11,514,823	11,760,925	16,294,906	9,390,079	3,438,530
Unrealized appreciation (depreciation) on investments	(1,687,046)	(294,308)	(15,887,658)	(31,821,459)	(14,647,995)	(3,975,993)
Unrealized appreciation (depreciation) on futures contracts, options contracts, swap contracts and bond forward contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(1,952)	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
NET ASSETS	$71,040,446	$158,428,131	$195,554,052	$428,731,387	$236,123,255	$122,746,451
Class 1 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—	$—
Class 2 (unlimited shares authorized):
Net assets	$38,214,922	$69,467,631	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	4,291,676	4,639,609	—	—	—	—
Net asset value, offering and redemption price per share	$8.90	$14.97	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$32,825,524	$88,960,500	$195,554,052	$428,731,387	$236,123,255	$122,746,451
Shares of beneficial interest issued and outstanding	3,698,611	5,954,868	16,794,466	37,131,479	20,936,137	11,147,421
Net asset value, offering and redemption price per share	$8.88	$14.94	$11.64	$11.55	$11.28	$11.01

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS

For the Year ended March 31, 2008

	Multi- Managed Growth	Multi Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth	Stock
Investment Income:
Dividends (unaffiliated)	$857,889	$1,343,832	$827,361	$306,710	$6,997,135	$3,318,183
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	2,582,926	7,631,834	9,196,483	7,422,275	3,898,851	309,956
Total investment income*	3,440,815	8,975,666	10,023,844	7,728,985	10,895,986	3,628,139
Expenses:
Investment advisory and management fees	1,394,357	2,533,692	1,899,365	1,210,283	3,182,941	2,584,857
Service fees
Class 2	119,077	267,608	215,895	148,204	336,535	268,100
Class 3	110,933	204,904	149,719	85,760	249,133	202,481
Custodian and accounting fees	236,686	294,015	237,726	205,151	580,981	195,022
Reports to shareholders	41,310	74,814	56,541	42,844	86,021	69,373
Audit and tax fees	44,740	44,740	44,740	44,740	44,733	37,322
Legal fees	10,870	9,319	8,099	10,885	12,759	9,626
Trustees' fees and expenses	7,644	13,988	10,863	7,186	17,656	14,621
Interest expense	15,266	24,332	15,252	4,811	—	—
Other expenses	10,518	14,840	13,345	11,114	17,604	16,840
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,991,401	3,482,252	2,651,545	1,770,978	4,528,363	3,398,242
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	—	—	—	(382,244)	—
Custody credits earned on cash balances	(1,474)	(2,294)	(5,281)	(2,148)	(10,895)	(701)
Fees paid indirectly (Note 6)	(21,257)	(35,643)	(3,434)	(948)	(12,638)	(9,354)
Net expenses	1,968,670	3,444,315	2,642,830	1,767,882	4,122,586	3,388,187
Net investment income (loss)	1,472,145	5,531,351	7,381,014	5,961,103	6,773,400	239,952
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	96,455	(1,749,044)	6,808,503	2,622,980	22,092,600	21,892,031
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, options contracts, swap contracts, securities sold short, and bond forward contracts	337,062	872,308	1,078,181	1,053,828	10,619,493	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(58,666)	(269,023)	(309,198)	(295,866)	(3,463,090)	(88,472)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	(8,468)	—
Net increase from payments by affiliates (Note 5)	175,000	403,650	—	—	8,468	—
Net realized gain (loss) on investments and foreign currencies	549,851	(742,109)	7,577,486	3,380,942	29,249,003	21,803,559
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	2,881,858	2,650,813	(656,926)	(989,011)	(54,330,775)	(32,258,572)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, options contracts and swap contracts and bond forward contracts	(113,984)	(307,405)	(387,375)	(376,581)	(610,982)	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(38,709)	(133,116)	(158,403)	(147,371)	(645,002)	(964)
Change in unrealized appreciation (depreciation) on securities sold short	(274)	(140)	(506)	(296)	(6,374)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(12,403)	122,919
Net unrealized gain (loss) on investments and foreign currencies	2,728,891	2,210,152	(1,203,210)	(1,513,259)	(55,605,536)	(32,136,617)
Net realized and unrealized gain (loss) on investments and foreign currencies	3,278,742	1,468,043	6,374,276	1,867,683	(26,356,533)	(10,333,058)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,750,887	$6,999,394	$13,755,290	$7,828,786	$(19,583,133)	$(10,093,106)
* Net of foreign withholding taxes on interest and dividends of	$15,818	$22,077	$15,847	$10,150	$313,590	$106,810
**Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$13,478	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — (continued)

For the Year ended March 31, 2008

	Large Cap Growth	Large Cap Composite	Large Cap Value	Mid Cap Growth	Mid Cap Value	Small Cap
Investment Income:
Dividends (unaffiliated)	$2,529,402	$870,004	$8,907,331	$1,125,302	$4,062,823	$1,965,857
Dividends (affiliated)	22,233	2,465	5,092	—	—	—
Interest (unaffiliated)	380,831	66,183	477,491	180,205	166,246	563,427
Total investment income*	2,932,466	938,652	9,389,914	1,305,507	4,229,069	2,529,284
Expenses:
Investment advisory and management fees	2,156,167	412,266	2,888,592	1,468,830	1,944,613	1,769,276
Service fees
Class 2	141,763	49,587	181,666	138,119	169,255	108,123
Class 3	416,908	38,480	577,494	170,879	253,722	319,364
Custodian and accounting fees	150,373	173,592	210,787	184,649	211,852	374,556
Reports to shareholders	62,287	15,567	87,428	39,834	53,802	57,661
Audit and tax fees	37,387	37,386	37,387	37,387	37,387	37,387
Legal fees	8,863	9,558	11,004	6,842	8,383	7,779
Trustees' fees and expenses	13,540	3,109	18,227	8,574	11,557	10,349
Interest expense	457	28	642	824	1,584	—
Other expenses	14,025	10,088	18,483	11,851	13,477	13,119
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	3,001,770	749,661	4,031,710	2,067,789	2,705,632	2,697,614
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	(94,121)	—	—	—	—
Custody credits earned on cash balances	(2,963)	(600)	(3,332)	(998)	(2,521)	(3,570)
Fees paid indirectly (Note 6)	(13,420)	(6,110)	(4,559)	(6,216)	(11,259)	(42,408)
Net expenses	2,985,387	648,830	4,023,819	2,060,575	2,691,852	2,651,636
Net investment income (loss)	(52,921)	289,822	5,366,095	(755,068)	1,537,217	(122,352)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	10,534,015	2,526,797	22,578,969	16,749,457	21,012,916	(6,550,197)
Net realized gain (loss) on investments (affiliated)	(172,568)	1,181	(1,276)	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, options contracts, swap contracts, securities sold short, and bond forward contracts	(47,457)	(37,825)	(119,205)	(374,974)	(165,575)	(314,005)
Net realized foreign exchange gain (loss) on other assets and liabilities	(2,622)	(6,523)	(1,553)	6,231	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—	—
Net increase from payments by affiliates (Note 5)	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	10,311,368	2,483,630	22,456,935	16,380,714	20,847,341	(6,864,202)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(502,320)	(4,452,961)	(53,680,238)	(19,098,837)	(56,248,600)	(29,671,106)
Change in unrealized appreciation (depreciation) on investments (affiliated)	(402,514)	(76,829)	(345,232)	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, options contracts and swap contracts and bond forward contracts	1,860	1,266	10,160	10,456	10,456	10,435
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	2,356	714	(94)	381	—	—
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	6,911	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(900,618)	(4,520,899)	(54,015,404)	(19,088,000)	(56,238,144)	(29,660,671)
Net realized and unrealized gain (loss) on investments and foreign currencies	9,410,750	(2,037,269)	(31,558,469)	(2,707,286)	(35,390,803)	(36,524,873)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,357,829	$(1,747,447)	$(26,192,374)	$(3,462,354)	$(33,853,586)	$(36,647,225)
* Net of foreign withholding taxes on interest and dividends of	$24,014	$6,813	$31,012	$2,609	$916	$295
**Net of foreign withholding taxes on capital gains of	$—	$600	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — (continued)

For the Year ended March 31, 2008

	International Equity	Diversified Fixed Income	Strategic Fixed Income	Cash Management	Focus Growth	Focus TechNet
Investment Income:
Dividends (unaffiliated)	$10,679,754	$81,947	$16,872	$—	$700,456	$65,567
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	302,554	13,482,004	7,850,527	5,774,022	305,915	58,467
Total investment income*	10,982,308	13,563,951	7,867,399	5,774,022	1,006,371	124,034
Expenses:
Investment advisory and management fees	4,048,541	1,832,835	908,180	515,517	1,285,031	531,179
Service fees
Class 2	223,014	153,746	—	85,211	98,768	36,622
Class 3	680,239	389,884	283,806	127,256	146,052	49,626
Custodian and accounting fees	867,011	207,319	133,140	42,446	81,169	51,162
Reports to shareholders	105,349	56,230	27,228	24,295	31,179	11,543
Audit and tax fees	46,049	43,762	54,206	40,445	35,217	37,410
Legal fees	12,049	14,006	10,695	13,972	10,430	9,132
Trustees' fees and expenses	21,733	12,383	6,082	9,635	6,367	2,490
Interest expense	41,517	936	8,516	—	2,872	1,425
Other expenses	21,671	8,627	7,773	7,005	10,226	6,942
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	6,067,173	2,719,728	1,439,626	865,782	1,707,311	737,531
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	—	—	—	—	(14,552)
Custody credits earned on cash balances	(2,940)	(1,626)	(9,442)	(4,830)	(2,278)	(527)
Fees paid indirectly (Note 6)	(528)	—	—	—	(15,174)	(4,037)
Net expenses	6,063,705	2,718,102	1,430,184	860,952	1,689,859	718,415
Net investment income (loss)	4,918,603	10,845,849	6,437,215	4,913,070	(683,488)	(594,381)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	27,127,406	(141,240)	(216,562)	(31,977)	4,283,928	3,128,808
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, options contracts, swap contracts, securities sold short, and bond forward contracts	(511,998)	80,659	(50,914)	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	672,506	—	152,010	—	—	(9,383)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—	—
Net increase from payments by affiliates (Note 5)	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	27,287,914	(60,581)	(115,466)	(31,977)	4,283,928	3,119,425
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(54,827,145)	7,757,624	(6,745,430)	(1,186,968)	671,566	(5,072,212)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, options contracts and swap contracts and bond forward contracts	(69,168)	(4,562)	(12,272)	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	122,139	—	(668)	—	(2)	(32)
Change in unrealized appreciation (depreciation) on securities sold short	—	(5,036)	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(54,774,174)	7,748,026	(6,758,370)	(1,186,968)	671,564	(5,072,244)
Net realized and unrealized gain (loss) on investments and foreign currencies	(27,486,260)	7,687,445	(6,873,836)	(1,218,945)	4,955,492	(1,952,819)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(22,567,657)	$18,533,294	$(436,621)	$3,694,125	$4,272,004	$(2,547,200)
* Net of foreign withholding taxes on interest and dividends of	$892,250	$2,314	$13,014	$—	$8,410	$653
**Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — (continued)

For the Year ended March 31, 2008

	Focus Growth and Income	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
Investment Income:
Dividends (unaffiliated)	$1,072,678	$4,081,415	$—	$—	$—	$—
Dividends (affiliated)	—	—	1,390,467	4,665,932	3,993,457	2,302,420
Interest (unaffiliated)	211,747	427,293	—	—	—	—
Total investment income*	1,284,425	4,508,708	1,390,467	4,665,932	3,993,457	2,302,420
Expenses:
Investment advisory and management fees	858,984	1,761,096	204,012	359,892	215,287	100,762
Service fees
Class 2	72,926	129,218	—	—	—	—
Class 3	93,203	224,910	—	—	—	—
Custodian and accounting fees	71,513	106,736	18,252	19,361	19,420	17,362
Reports to shareholders	24,136	52,073	51,994	80,878	51,878	24,053
Audit and tax fees	35,217	35,216	28,917	28,917	28,917	28,917
Legal fees	10,014	7,547	11,132	14,314	11,182	12,659
Trustees' fees and expenses	4,677	8,737	10,445	17,942	11,055	5,367
Interest expense	370	25	—	—	—	—
Other expenses	8,872	9,420	8,028	11,946	11,921	8,801
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,179,912	2,334,978	332,780	533,250	349,660	197,921
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	—	—	—	—	—
Custody credits earned on cash balances	(841)	(1,929)	(2,560)	(20,824)	(6,860)	(2,459)
Fees paid indirectly (Note 6)	(36,554)	(27,300)	—	—	—	—
Net expenses	1,142,517	2,305,749	330,220	512,426	342,800	195,462
Net investment income (loss)	141,908	2,202,959	1,060,247	4,153,506	3,650,657	2,106,958
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	2,696,847	10,636,169	—	—	—	—
Net realized gain (loss) on investments (affiliated)	—	—	5,382,600	5,816,455	4,369,845	1,695,200
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	10,371,577	16,757,766	7,904,729	2,769,724
Net realized gain (loss) on futures contracts, options contracts, swap contracts, securities sold short, and bond forward contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	2	(18,271)	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	949,344	—	—	—	—
Net increase from payments by affiliates (Note 5)	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	2,696,849	11,567,242	15,754,177	22,574,221	12,274,574	4,464,924
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(11,242,979)	(25,802,960)	—	—	—	—
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	(30,229,425)	(49,770,263)	(24,470,582)	(8,139,444)
Change in unrealized appreciation (depreciation) on futures contracts, options contracts and swap contracts and bond forward contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(4)	(4,176)	—	—	—	—
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(11,242,983)	(25,807,136)	(30,229,425)	(49,770,263)	(24,470,582)	(8,139,444)
Net realized and unrealized gain (loss) on investments and foreign currencies	(8,546,134)	(14,239,894)	(14,475,248)	(27,196,042)	(12,196,008)	(3,674,520)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,404,226)	$(12,036,935)	$(13,415,001)	$(23,042,536)	$(8,545,351)	$(1,567,562)
* Net of foreign withholding taxes on interest and dividends of	$—	$103,394	$—	$—	$—	$—
**Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	Multi-Managed Growth		Multi-Managed Moderate Growth		Multi-Managed Income/Equity
	For the year ended March 31, 2008	For the year ended March 31, 2007	For the year ended March 31, 2008	For the year ended March 31, 2007	For the year ended March 31, 2008	For the year ended March 31, 2007
OPERATIONS:
Net investment income (loss)	$1,472,145	$1,827,381	$5,531,351	$5,505,394	$7,381,014	$7,268,363
Net realized gain (loss) on investments and foreign currencies	549,851	11,845,351	(742,109)	15,080,450	7,577,486	4,312,733
Net unrealized gain (loss) on investments and foreign currencies	2,728,891	(2,527,129)	2,210,152	209,418	(1,203,210)	2,866,790
Net increase (decrease) in net assets resulting from operations	4,750,887	11,145,603	6,999,394	20,795,262	13,755,290	14,447,886
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(557,021)	(320,934)	(939,678)	(703,738)	(1,105,519)	(951,260)
Net investment income — Class 2	(1,294,598)	(600,018)	(4,065,888)	(2,467,563)	(5,197,705)	(3,955,178)
Net investment income — Class 3	(758,241)	(221,368)	(1,921,887)	(924,837)	(2,153,955)	(1,424,077)
Net realized gain on investments — Class 1	—	—	(579,740)	—	(432,622)	—
Net realized gain on investments — Class 2	—	—	(2,656,631)	—	(2,112,235)	—
Net realized gain on investments — Class 3	—	—	(1,306,318)	—	(897,958)	—
Total distributions to shareholders	(2,609,860)	(1,142,320)	(11,470,142)	(4,096,138)	(11,899,994)	(6,330,515)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(15,912,594)	(8,527,753)	(30,969,555)	(6,381,634)	(31,853,418)	(12,295,930)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,771,567)	1,475,530	(35,440,303)	10,317,490	(29,998,122)	(4,178,559)
NET ASSETS:
Beginning of period	156,573,409	155,097,879	302,545,325	292,227,835	237,676,856	241,855,415
End of period†	$142,801,842	$156,573,409	$267,105,022	$302,545,325	$207,678,734	$237,676,856
† Includes accumulated undistributed net investment income (loss)	$962,606	$1,992,956	$4,765,457	$6,140,683	$6,987,353	$8,046,642

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Multi-Managed Income		Asset Allocation: Diversified Growth		Stock
	For the year ended March 31, 2008	For the year ended March 31, 2007	For the year ended March 31, 2008	For the year ended March 31, 2007	For the year ended March 31, 2008	For the year ended March 31, 2007
OPERATIONS:
Net investment income (loss)	$5,961,103	$6,058,453	$6,773,400	$6,479,125	$239,952	$683,077
Net realized gain (loss) on investments and foreign currencies	3,380,942	1,098,951	29,249,003	26,596,247	21,803,559	24,226,840
Net unrealized gain (loss) on investments and foreign currencies	(1,513,259)	2,252,980	(55,605,536)	14,813,476	(32,136,617)	4,776,948
Net increase (decrease) in net assets resulting from operations	7,828,786	9,410,384	(19,583,133)	47,888,848	(10,093,106)	29,686,865
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(1,074,910)	(991,693)	(1,084,459)	(1,227,482)	(165,617)	(161,785)
Net investment income — Class 2	(4,333,632)	(3,629,761)	(4,035,365)	(4,001,249)	(408,309)	(306,458)
Net investment income — Class 3	(1,508,013)	(1,164,315)	(1,806,778)	(1,459,483)	(121,871)	(54,961)
Net realized gain on investments — Class 1	(60,147)	(336,322)	(4,241,319)	(944,483)	(3,440,054)	(3,443,383)
Net realized gain on investments — Class 2	(250,240)	(1,280,853)	(16,979,392)	(3,313,241)	(13,466,702)	(11,791,234)
Net realized gain on investments — Class 3	(88,939)	(422,223)	(7,998,895)	(1,273,351)	(6,508,072)	(4,588,825)
Total distributions to shareholders	(7,315,881)	(7,825,167)	(36,146,208)	(12,219,289)	(24,110,625)	(20,346,646)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(13,754,481)	(11,855,974)	12,087,326	(38,422,587)	2,350,641	(12,392,258)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,241,576)	(10,270,757)	(43,642,015)	(2,753,028)	(31,853,090)	(3,052,039)
NET ASSETS:
Beginning of period	160,710,788	170,981,545	390,193,706	392,946,734	312,199,812	315,251,851
End of period†	$147,469,212	$160,710,788	$346,551,691	$390,193,706	$280,346,722	$312,199,812
† Includes accumulated undistributed net investment income (loss)	$5,841,487	$6,827,259	$11,468,995	$6,871,495	$134,365	$678,681

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Large Cap Growth		Large Cap Composite		Large Cap Value
	For the year ended March 31, 2008	For the year ended March 31, 2007	For the year ended March 31, 2008	For the year ended March 31, 2007	For the year ended March 31, 2008	For the year ended March 31, 2007
OPERATIONS:
Net investment income (loss)	$(52,921)	$339,997	$289,822	$239,391	$5,366,095	$3,524,842
Net realized gain (loss) on investments and foreign currencies	10,311,368	8,373,625	2,483,630	2,583,061	22,456,935	13,478,401
Net unrealized gain (loss) on investments and foreign currencies	(900,618)	3,643,662	(4,520,899)	2,035,680	(54,015,404)	21,946,371
Net increase (decrease) in net assets resulting from operations	9,357,829	12,357,284	(1,747,447)	4,858,132	(26,192,374)	38,949,614
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(58,826)	—	(18,172)	(18,031)	(176,444)	(156,611)
Net investment income — Class 2	(475,797)	—	(159,492)	(120,854)	(1,153,220)	(982,810)
Net investment income — Class 3	(785,263)	—	(64,741)	(35,913)	(2,195,338)	(1,080,331)
Net realized gain on investments — Class 1	(76,931)	—	(109,466)	—	(572,521)	(546,399)
Net realized gain on investments — Class 2	(784,359)	—	(1,221,661)	—	(4,267,913)	(3,995,968)
Net realized gain on investments — Class 3	(1,550,341)	—	(603,175)	—	(8,913,225)	(4,945,391)
Total distributions to shareholders	(3,731,517)	—	(2,176,707)	(174,798)	(17,278,661)	(11,707,510)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	7,392,222	53,502,867	(3,715,643)	1,084,821	69,936,341	93,004,781
TOTAL INCREASE (DECREASE) IN NET ASSETS	13,018,534	65,860,151	(7,639,797)	5,768,155	26,465,306	120,246,885
NET ASSETS:
Beginning of period	$245,768,581	179,908,430	$51,516,572	45,748,417	336,750,192	216,503,307
End of period†	$258,787,115	$245,768,581	$43,876,775	$51,516,572	$363,215,498	$336,750,192
† Includes accumulated undistributed net investment income (loss)	$(770,402)	$357,498	$282,274	$243,174	$5,364,250	$3,524,710

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Mid Cap Growth		Mid Cap Value		Small Cap
	For the year ended March 31, 2008	For the year ended March 31, 2007	For the year ended March 31, 2008	For the year ended March 31, 2007	For the year ended March 31, 2008	For the year ended March 31, 2007
OPERATIONS:
Net investment income (loss)	$(755,068)	$(621,678)	$1,537,217	$1,332,786	$(122,352)	$(197,573)
Net realized gain (loss) on investments and foreign currencies	16,380,714	16,037,679	20,847,341	21,071,422	(6,864,202)	15,732,192
Net unrealized gain (loss) on investments and foreign currencies	(19,088,000)	(4,904,078)	(56,238,144)	5,534,425	(29,660,671)	(2,437,395)
Net increase (decrease) in net assets resulting from operations	(3,462,354)	10,511,923	(33,853,586)	27,938,633	(36,647,225)	13,097,224
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	(104,477)	(109,298)	—	—
Net investment income — Class 2	—	—	(652,519)	(656,408)	—	—
Net investment income — Class 3	—	—	(575,295)	(302,847)	—	—
Net realized gain on investments — Class 1	(950,009)	(897,693)	(1,263,520)	(1,506,713)	(579,077)	(449,261)
Net realized gain on investments — Class 2	(8,121,074)	(6,342,337)	(9,813,686)	(11,352,494)	(5,131,463)	(3,710,362)
Net realized gain on investments — Class 3	(6,361,587)	(4,038,640)	(10,281,694)	(6,313,627)	(10,178,785)	(4,356,189)
Total distributions to shareholders	(15,432,670)	(11,278,670)	(22,691,191)	(20,241,387)	(15,889,325)	(8,515,812)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	5,707,173	8,582,066	37,950,963	9,542,483	32,316,345	48,243,486
TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,187,851)	7,815,319	(18,593,814)	17,239,729	(20,220,205)	52,824,898
NET ASSETS:
Beginning of period	$164,392,801	156,577,482	$213,959,000	196,719,271	$209,215,800	156,390,902
End of period†	$151,204,950	$164,392,801	$195,365,186	$213,959,000	$188,995,595	$209,215,800
† Includes accumulated undistributed net investment income (loss)	$468	$1,947	$1,537,712	$1,332,786	$8,878	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	International Equity		Diversified Fixed Income		Strategic Fixed Income
	For the year ended March 31, 2008	For the year ended March 31, 2007	For the year ended March 31, 2008	For the year ended March 31, 2007	For the year ended March 31, 2008	For the year ended March 31, 2007
OPERATIONS:
Net investment income (loss)	$4,918,603	$2,743,438	$10,845,849	$8,347,044	$6,437,215	$3,692,508
Net realized gain (loss) on investments and foreign currencies	27,287,914	26,812,803	(60,581)	(239,104)	(115,466)	581,606
Net unrealized gain (loss) on investments and foreign currencies	(54,774,174)	23,108,752	7,748,026	3,524,520	(6,758,370)	1,591,227
Net increase (decrease) in net assets resulting from operations	(22,567,657)	52,664,993	18,533,294	11,632,460	(436,621)	5,865,341
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(133,711)	(82,248)	(245,299)	(280,603)	—	—
Net investment income — Class 2	(1,068,410)	(644,467)	(3,125,372)	(2,952,681)	—	—
Net investment income — Class 3	(1,922,932)	(648,350)	(5,109,975)	(3,128,264)	(6,128,965)	(2,946,329)
Net realized gain on investments — Class 1	(888,984)	(502,846)	—	(1,417)	—	—
Net realized gain on investments — Class 2	(8,389,613)	(5,015,890)	—	(15,671)	—	—
Net realized gain on investments — Class 3	(17,080,457)	(6,231,052)	—	(17,183)	(657,436)	(47,391)
Total distributions to shareholders	(29,484,107)	(13,124,853)	(8,480,646)	(6,395,819)	(6,786,401)	(2,993,720)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	75,269,677	114,667,216	79,629,443	38,228,188	40,683,013	46,116,280
TOTAL INCREASE (DECREASE) IN NET ASSETS	23,217,913	154,207,356	89,682,091	43,464,829	33,459,991	48,987,901
NET ASSETS:
Beginning of period	387,464,620	233,257,264	235,002,323	191,537,494	$97,104,017	48,116,116
End of period†	$410,682,533	$387,464,620	$324,684,414	$235,002,323	$130,564,008	$97,104,017
† Includes accumulated undistributed net investment income (loss)	$5,496,438	$2,388,768	$10,999,328	$8,480,646	$1,867,424	$1,262,305

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Cash Management		Focus Growth		Focus TechNet
	For the year ended March 31, 2008	For the year ended March 31, 2007	For the year ended March 31, 2008	For the year ended March 31, 2007	For the year ended March 31, 2008	For the year ended March 31, 2007
OPERATIONS:
Net investment income (loss)	$4,913,070	$4,353,168	$(683,488)	$(588,136)	$(594,381)	$(634,336)
Net realized gain (loss) on investments and foreign currencies	(31,977)	(217)	4,283,928	3,990,373	3,119,425	(160,449)
Net unrealized gain (loss) on investments and foreign currencies	(1,186,968)	23,093	671,564	(2,975,809)	(5,072,244)	(1,367,964)
Net increase (decrease) in net assets resulting from operations	3,694,125	4,376,044	4,272,004	426,428	(2,547,200)	(2,162,749)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(286,885)	(104,888)	—	—	—	—
Net investment income — Class 2	(2,165,097)	(1,012,706)	—	—	—	—
Net investment income — Class 3	(1,901,187)	(805,058)	—	—	—	—
Net realized gain on investments — Class 1	—	(256)	—	—	—	—
Net realized gain on investments — Class 2	—	(2,622)	—	—	—	(826,788)
Net realized gain on investments — Class 3	—	(2,172)	—	—	—	(589,311)
Total distributions to shareholders	(4,353,169)	(1,927,702)	—	—	—	(1,416,099)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	20,850,930	41,191,921	(7,571,631)	(1,523,459)	(22,674)	(9,089,757)
TOTAL INCREASE (DECREASE) IN NET ASSETS	20,191,886	43,640,263	(3,299,627)	(1,097,031)	(2,569,874)	(12,668,605)
NET ASSETS:
Beginning of period	$108,321,455	64,681,192	119,680,506	120,777,537	$43,048,677	55,717,282
End of period†	$128,513,341	$108,321,455	$116,380,879	$119,680,506	$40,478,803	$43,048,677
† Includes accumulated undistributed net investment income (loss)	$4,913,070	$4,353,169	$—	$8,060	$—	$(110,152)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focus Growth and Income		Focus Value		Allocation Growth
	For the year ended March 31, 2008	For the year ended March 31, 2007	For the year ended March 31, 2008	For the year ended March 31, 2007	For the year ended March 31, 2008	For the year ended March 31, 2007
OPERATIONS:
Net investment income (loss)	$141,908	$419,094	$2,202,959	$1,319,542	$1,060,247	$448,264
Net realized gain (loss) on investments and foreign currencies	2,696,849	12,344,624	11,567,242	17,959,313	15,754,177	5,425,885
Net unrealized gain (loss) on investments and foreign currencies	(11,242,983)	(2,175,090)	(25,807,136)	5,508,605	(30,229,425)	9,781,876
Net increase (decrease) in net assets resulting from operations	(8,404,226)	10,588,628	(12,036,935)	24,787,460	(13,415,001)	15,656,025
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	(251,488)	(423,913)	(653,759)	(262,620)	—	—
Net investment income — Class 3	(167,606)	(246,521)	(664,196)	(145,791)	(2,203,451)	—
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	(6,398,570)	(2,341,419)	(8,370,527)	(1,812,005)	—	—
Net realized gain on investments — Class 3	(5,152,918)	(1,510,847)	(9,581,618)	(1,381,287)	(3,673,419)	(563,166)
Total distributions to shareholders	(11,970,582)	(4,522,700)	(19,270,100)	(3,601,703)	(5,876,870)	(563,166)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	4,669,120	5,231,237	29,089,127	24,309,413	34,624,621	101,744,497
TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,705,688)	11,297,165	(2,217,908)	45,495,170	15,332,750	116,837,356
NET ASSETS:
Beginning of period	86,746,134	75,448,969	$160,646,039	115,150,869	180,221,302	63,383,946
End of period†	$71,040,446	$86,746,134	$158,428,131	$160,646,039	$195,554,052	$180,221,302
† Includes accumulated undistributed net investment income (loss)	$141,910	$419,094	$2,170,304	$1,303,571	$5,034,687	$2,203,451

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Allocation Moderate Growth		Allocation Moderate		Allocation Balanced
	For the year ended March 31, 2008	For the year ended March 31, 2007	For the year ended March 31, 2008	For the year ended March 31, 2007	For the year ended March 31, 2008	For the year ended March 31, 2007
OPERATIONS:
Net investment income (loss)	$4,153,506	$1,603,465	$3,650,657	$1,686,212	$2,106,958	$1,004,938
Net realized gain (loss) on investments and foreign currencies	22,574,221	7,291,615	12,274,574	5,194,538	4,464,924	1,699,658
Net unrealized gain (loss) on investments and foreign currencies	(49,770,263)	12,682,263	(24,470,582)	6,639,209	(8,139,444)	2,961,161
Net increase (decrease) in net assets resulting from operations	(23,042,536)	21,577,343	(8,545,351)	13,519,959	(1,567,562)	5,665,757
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	(3,815,404)	—	(2,839,134)	—	(1,382,720)	—
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	(5,092,326)	(791,484)	(4,043,422)	(618,149)	(1,366,876)	(533,317)
Total distributions to shareholders	(8,907,730)	(791,484)	(6,882,556)	(618,149)	(2,749,596)	(533,317)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	201,056,806	139,634,443	81,610,360	87,456,751	44,806,372	36,225,217
TOTAL INCREASE (DECREASE) IN NET ASSETS	169,106,540	160,420,302	66,182,453	100,358,561	40,489,214	41,357,657
NET ASSETS:
Beginning of period	259,624,847	99,204,545	169,940,802	69,582,241	82,257,237	40,899,580
End of period†	$428,731,387	$259,624,847	$236,123,255	$169,940,802	$122,746,451	$82,257,237
† Includes accumulated undistributed net investment income (loss)	$10,407,311	$3,815,404	$6,509,131	$2,839,134	$3,067,878	$1,382,720

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited)

1.  Description of Business and Basis of Presentation: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they participate through Variable Contracts offered by affiliated life insurance companies (the "Life Companies"). AIG SunAmerica Asset Management Corp. ("AIG SAAMCo" or "Adviser"), an affiliate of the Life Companies and an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), manages the Trust. An affiliated life company, AIG SunAmerica Life Assurance Company, is the parent company to AIG SAAMCo.

The Trust currently consists of 24 separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional portfolios or classes in the future. Six of the Portfolios, called the "Seasons Portfolios," are available only through the selection of one of four variable investment "strategies" described in the Seasons Variable Contract prospectus. Eighteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Portfolios as variable investment options under  Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios and the Seasons Focused Portfolios (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) except for the Seasons Managed Allocation Portfolios, Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

The investment objectives for each Portfolio are as follows:

Seasons Portfolios

The Multi-Managed Growth Portfolio seeks long-term growth of capital.

The Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective.

The Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital.

The Multi-Managed Income Portfolio seeks capital preservation.

The Asset Allocation: Diversified Growth Portfolio seeks capital appreciation by investing primarily through a strategic allocation of approximately 80% of its assets in equity securities and approximately 20% of its assets in fixed income securities.

The Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks.

Seasons Select Portfolios

The Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a growth strategy.

The Large Cap Composite Portfolio seeks long-term growth of capital and growth of dividend income by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies that offer the potential for long-term growth of capital or dividends.

The Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies selected through a growth strategy.

The Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies selected through a value strategy.

The Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small companies.

The International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The Diversified Fixed Income Portfolio seeks relatively high current income and secondarily capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, mortgage-backed securities, investment grade debt securities, and high yield/high risk bonds.

The Strategic Fixed Income Portfolio seeks a high level of current income and, secondarily, capital appreciation over the long term, by investing, under normal circumstances, at least 80% of its net assets in multiple sectors of the fixed income market, including high yield bonds, foreign government and corporate debt securities from developed and emerging markets, mortgage-backed securities and U.S. government, agency and investment grade securities.

The Cash Management Portfolio seeks high current yield while preserving capital by investing in a diversified selection of money market instruments.

Seasons Focused Portfolios

The Focus Growth Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria without regard to market capitalization.

The Focus TechNet Portfolio seeks long-term growth of capital through active trading of equity securities of companies that demonstrate the potential for long-term growth of capital and that are believed to benefit significantly from technological advances or improvements without regard to market capitalization. Under normal circumstances, at least 80% of its net assets will be invested in such securities.

The Focus Growth and Income Portfolio seeks long-term growth of capital and current income through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that are believed to have elements of growth and value, issued by large cap companies including those that offer the potential for a reasonable level of current income. A growth orientation or value orientation may be emphasized at any particular time.

The Focus Value Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of a value criteria, without regard to market capitalization.

Seasons Managed Allocation Portfolios

The Allocation Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 80% of its net assets plus borrowings for investment purposes in equity portfolios.

The Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests no more than 70% of its net assets in equity portfolios.

Each Portfolio, except for the Asset Allocation: Diversified Growth, Stock, Diversified Fixed Income, Strategic Fixed Income, and Cash Management Portfolios are organized as a "non-diversified" Portfolio of the Trust (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Select Portfolio(s)") allocates all of its assets among three or four distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). The four Managers of the Multi-Managed Seasons Portfolios are AIG SAAMCo, Janus Capital Management LLC ("Janus"), Lord Abbett & Company LLC ("Lord Abbett") and Wellington Management Company, LLP ("WMC"). New share purchase and redemption requests in each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such Portfolio as described in the chart below.

Portfolio	Aggressive Growth component AIG SAAMCo	Growth component Janus	Balanced component Lord Abbett/ AIG SAAMCo	Fixed Income component WMC
Multi-Managed Growth	20%	40%	14%/6%	20%
Multi-Managed Moderate Growth	18	28	12.6/5.4	36
Multi-Managed Income/Equity	0	18	14/14	54
Multi-Managed Income	0	8	8.5/8.5	75

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

Each Seasons Select Portfolio except the Cash Management Portfolio (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)") is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to track a target index, or a subset of an index.

The Seasons Focused Portfolios offer access to several different professional Managers each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated Portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio (except for the Diversified Fixed Income Portfolio and the Strategic Fixed Income Portfolio) will be allocated equally among the Managers, unless AIG SAAMCo determines, subject to the review of the Board of Trustees, that a different allocation of assets would be in the best interest of the Portfolio and its shareholders. The assets of the Diversified Fixed Income Portfolio are not divided equally between the three managers, but have a targeted allocation of 50% to one Manager, AIG Global Investment Corp. ("AIGGIC"), with a portion actively managed and another passively managed and 25% each to the two other Managers. With respect to the Strategic Fixed Income Portfolio, AIG SAAMCo intends to allocate the Portfolio's assets, including new cash, between the three Managers with a targeted allocation of approximately 40% each to the two Managers responsible for subadvising the corporate high-yield debt and mortgage-backed securities portions of the Portfolio and 20% to the Manager subadvising the emerging market debt portion of the Portfolio.

Indemnifications: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote. Pursuant to an Indemnification Agreement between the Trust and each Disinterested Trustee, the Trust has agreed to indemnify each Disinterested Trustee against liabilities and expenses that may be incurred by such Disinterested Trustee in connection with claims, suits or proceedings arising as a result of their service as a Trustee of the Trust.

2.  Significant Accounting Policies: The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be the normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost of the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked-to-market daily based upon quotations from market makers.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Foreign Currency Translation: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries' tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations. For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes.

The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2004.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a marked-to-market basis to ensure that the value at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

At March 31, 2008, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Portfolio	Percentage Interest	Principal Amount
Multi-Managed Growth Portfolio	3.40%	$5,759,000
Multi-Managed Moderate Growth Portfolio	6.02	10,198,000
Large Cap Composite Portfolio	0.25	420,000
Small Cap Portfolio	5.52	9,357,000
Focus Growth Portfolio	2.66	4,505,000
Focus Growth and Income Portfolio	0.52	885,000
Focus TechNet Portfolio	0.40	685,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated March 31, 2008, bearing interest at a rate of 0.80% per annum, with a principal amount of $169,381,000, a repurchase price of $169,384,764, and a maturity date of April 1, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bonds	8.75%	08/15/20	$41,615,000	$61,382,125
U.S. Treasury Bonds	8.00	11/15/21	11,060,000	15,885,196
U.S. Treasury Bonds	6.25	08/15/23	76,940,000	95,501,775

At March 31, 2008, the following Portfolio held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.:

Portfolio	Percentage Interest	Principal Amount
Diversified Fixed Income Portfolio	13.34%	$13,342,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated March 31, 2008, bearing interest at a rate of 1.40% per annum, with a principal amount of $100,000,000, a repurchase price of $100,003,889, and a maturity date of April 1, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	2.00%	07/15/14	$83,521,000	$102,000,021

At March 31, 2008, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas:

Portfolio	Percentage Interest	Principal Amount
Multi-Managed Growth Portfolio	0.04%	$160,000
Multi-Managed Income/Equity Portfolio	0.20	745,000
Multi-Managed Income Portfolio	1.61	6,110,000
Large Cap Value Portfolio	0.89	3,365,000
Mid Cap Growth Portfolio	1.14	4,330,000
Diversified Fixed Income Portfolio	0.94	3,575,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

BNP Paribas, dated March 31, 2008, bearing interest at a rate of 1.35% per annum, with a principal amount of $379,560,000, a repurchase price of $379,574,234, and a maturity date of April 1, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	3.50%	01/15/11	$287,311,000	$387,792,276

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

Futures Contracts:  A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant ("the broker"). The Portfolios' activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin'' and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Swap Contracts:  Certain Portfolios have entered into interest rate, equity and/or total return swap contracts. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Equity swaps are contracts that are typically entered into for the purpose of investing in a market without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) in the Statement of Operations. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities.

Stripped Mortgage-Backed Securities:  Stripped Mortgage-Backed Securities ("SMBS") are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield.

Mortgage-Backed Dollar Rolls:  During the year ended March 31, 2008, the Multi Managed Growth, Multi Managed Moderate Growth, Multi Managed Income/Equity, Multi Managed Income and Asset Allocation: Diversified Growth Portfolios entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Trust accounts for the TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date into which the transaction is entered. The Multi Managed Growth, Multi Managed Moderate Growth, Multi Managed Income/Equity, Multi Managed Income and Asset Allocation: Diversified Growth Portfolios had TBA Rolls outstanding at year end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities.

Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs.

Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current market value of the option. When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

	Written Options
	Asset Allocation: Diversified Growth Portfolio		Mid Cap Growth Portfolio
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding as of March 31, 2007	—	$—	—	$—
Options written	4,840,826	643,953	246	31,689
Options terminated in closing purchase transactions	72	157,264	210	28,991
Options exercised	—	—	—	—
Options expired (written)	683	179,620	36	2,698
Options outstanding as of March 31, 2008	4,840,071	$307,069	—	$—

Short Sales: Certain Portfolios may engage in "short sales against the box". A short sale is against the box to the extent that the Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security ("short sales"). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

3.  New Accounting Pronouncements: On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretaion No.48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management has evaluated the implications of FIN 48 and determined there is no impact to the financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of March 31, 2008, the Trust does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

4.  Federal Income Taxes: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies and investments in partnerships, treatment of defaulted securities and derivative transactions.

	For the year ended March 31, 2008
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Multi-Managed Growth	$1,536,099	$(12,692,026)	$17,371,081	$2,609,860	$—
Multi-Managed Moderate Growth	7,022,548	4,497,078	22,259,505	6,927,453	4,542,689
Multi-Managed Income/Equity	8,634,689	6,346,063	10,285,825	8,457,179	3,442,815
Multi-Managed Income	7,373,907	1,904,487	2,748,244	6,916,554	399,327
Asset Allocation: Diversified Growth	16,783,731	23,367,695	(2,244,514)	12,983,587	23,162,621
Stock	2,694,581	19,170,874	18,649,837	4,405,247	19,705,377
Large Cap Growth	1,874,664	8,495,771	20,972,282	1,319,886	2,411,631
Large Cap Composite	1,335,404	1,719,172	1,110,917	797,512	1,379,195
Large Cap Value	8,808,214	21,134,692	(11,985,761)	6,115,559	11,163,102
Mid Cap Growth	3,843,609	12,206,664	5,128,037	4,576,602	10,856,068
Mid Cap Value	5,772,164	18,073,076	(18,002,025)	3,856,147	18,835,044
Small Cap	3,179,674	5,478,525	(14,545,973)	8,795,972	7,093,353
International Equity	18,351,424	17,540,165	3,055,315	16,947,094	12,537,013
Diversified Fixed Income	10,999,759	(883,197)	7,024,895	8,480,646	—
Strategic Fixed Income	1,903,738	—	(5,339,227)	6,532,629	253,772
Cash Management	4,913,383	—	(1,188,765)	4,353,169	—
Focus Growth	2,681,659	3,292,189	21,692,477	—	—
Focus TechNet	1,716,426	1,413,166	1,436,416	—	—
Focus Growth and Income	2,427,207	4,906,852	(2,419,352)	5,398,581	6,572,001
Focus Value	5,402,569	10,572,128	(1,720,304)	6,983,110	12,286,990
Allocation Growth	5,048,521	11,995,753	(16,136,320)	2,277,434	3,599,436
Allocation Moderate Growth	10,407,311	16,582,754	(32,109,307)	4,242,475	4,665,255
Allocation Moderate	6,589,352	9,688,884	(15,027,021)	3,077,168	3,805,388
Allocation Balanced	3,067,878	3,566,817	(4,104,280)	1,583,350	1,166,246

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions for the Year Ended March 31, 2007
Portfolio	Ordinary Income	Long-Term Capital Gain
Multi-Managed Growth	$1,142,321	$—
Multi-Managed Moderate Growth	4,096,139	—
Multi-Managed Income/Equity	6,330,514	—
Multi-Managed Income	5,785,769	2,039,398
Asset Allocation: Diversified Growth	6,688,214	5,531,075
Stock	523,204	19,823,442
Large Cap Growth	—	—
Large Cap Composite	174,798	—
Large Cap Value	3,676,168	8,031,342
Mid Cap Growth	3,832,972	7,445,698
Mid Cap Value	4,184,120	16,057,267
Small Cap	4,945,877	3,569,935
International Equity	9,669,589	3,455,264
Diversified Fixed Income	6,361,602	34,217
Strategic Fixed Income	2,993,720	—
Cash Management	1,927,702	—
Focus Growth	—	—
Focus TechNet	21,471	1,394,628
Focus Growth and Income	898,092	3,624,608
Focus Value	408,411	3,193,292
Allocation Growth	149,014	414,152
Allocation Moderate Growth	274,389	517,095
Allocation Moderate	262,035	356,114
Allocation Balanced	333,400	199,917

As of March, 2008, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Portfolio	2011	2012	2013	2014	2015	2016
Multi-Managed Growth	$10,598,157	$1,872,424	$—	$—	$—	$221,445
Multi-Managed Moderate Growth	—	—	—	—	—	—
Multi-Managed Income/Equity	—	—	—	—	—	—
Multi-Managed Income	—	—	—	—	—	—
Asset Allocation: Diversified Growth	—	—	—	—	—	—
Stock	—	—	—	—	—	—
Large Cap Growth	—	—	—	—	—	—
Large Cap Composite	—	—	—	—	—	—
Large Cap Value	—	—	—	—	—	—
Mid Cap Growth	—	—	—	—	—	—
Mid Cap Value	—	—	—	—	—	—
Small Cap	—	—	—	—	—	—
International Equity	—	—	—	—	—	—
Diversified Fixed Income	—	—	—	—	770,478	112,719
Strategic Fixed Income	—	—	—	—	—	—
Cash Management	—	—	—	—	—	—
Focus Growth	—	—	—	—	—	—
Focus TechNet	—	—	—	—	—	—
Focus Growth and Income	—	—	—	—	—	—
Focus Value	—	—	—	—	—	—
Allocation Growth	—	—	—	—	—	—
Allocation Moderate Growth	—	—	—	—	—	—
Allocation Moderate	—	—	—	—	—	—
Allocation Balanced	—	—	—	—	—	—

The Portfolio's indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended March 31, 2008

Portfolio	Capital Loss Carryforward Utilized
Multi-Managed Growth	$—
Multi-Managed Moderate Growth	—
Multi-Managed Income/Equity	—
Multi-Managed Income	—
Asset Allocation: Diversified Growth	—
Stock	—
Large Cap Growth	—
Large Cap Composite	—
Large Cap Value	—
Mid Cap Growth	—
Mid Cap Value	—
Small Cap	—
International Equity	—
Diversified Fixed Income	—
Strategic Fixed Income	—
Cash Management	217
Focus Growth	594,517
Focus TechNet	386,021
Focus Growth and Income	—
Focus Value	—
Allocation Growth	—
Allocation Moderate Growth	—
Allocation Moderate	—
Allocation Balanced	—

Under the current law, capital losses, currency losses and passive foreign investment companies ("PFIC") losses related to securities realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring the first day of the following year. For the fiscal year ended March 31, 2008, the Funds elected to defer capital losses as follows:

Portfolio	Deferred Post-October PFIC Loss	Deferred Post-October Capital Loss	Deferred Post-October Currency Loss
Multi-Managed Growth	$—	$4,152,089	$—
Multi-Managed Moderate Growth	—	6,692,486	4,169
Multi-Managed Income/Equity	—	—	—
Multi-Managed Income	—	—	165,647
Asset Allocation: Diversified Growth	307,975	—	4,418,604
Stock	—	—	6,970
Large Cap Growth	—	—	3,201
Large Cap Composite	—	—	11,245
Large Cap Value	—	—	305
Mid Cap Growth	—	—	—
Mid Cap Value	—	—	—
Small Cap	—	15,059,169	—
International Equity	1,750,602	—	—
Diversified Fixed Income	—	125,143	—
Strategic Fixed Income	—	548,829	—
Cash Management	—	32,507	—
Focus Growth	—	2,768,266	—
Focus TechNet	—	1,017,935	—
Focus Growth and Income	—	3,824,343	—
Focus Value	—	861,800	3,725
Allocation Growth	—	—	—
Allocation Moderate Growth	—	—	—
Allocation Moderate	—	—	—
Allocation Balanced	—	—	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Gain/(Loss) Net	Cost of Investments
Multi-Managed Growth	$22,251,674	$(4,847,593)	$17,404,081	$131,040,167
Multi-Managed Moderate Growth	31,425,098	(8,992,780)	22,432,318	266,918,335
Multi-Managed Income/Equity	17,717,601	(7,231,259)	10,486,342	228,583,005
Multi-Managed Income	7,223,170	(4,285,219)	2,937,951	179,498,430
Asset Allocation: Diversified Growth	32,250,026	32,038,615	211,411	360,573,050
Stock	37,298,255	(18,649,057)	18,649,198	261,974,278
Large Cap Growth	36,786,296	(15,816,636)	20,969,660	234,785,396
Large Cap Composite	4,425,462	(3,314,829)	1,110,633	42,292,315
Large Cap Value	24,099,819	(36,085,491)	(11,985,672)	374,281,318
Mid Cap Growth	19,385,659	(14,257,987)	5,127,672	145,993,133
Mid Cap Value	14,675,522	(32,677,547)	(18,002,025)	212,729,234
Small Cap	12,428,361	(26,974,334)	(14,545,973)	198,740,620
International Equity	32,554,051	(29,510,045)	3,044,006	399,124,754
Diversified Fixed Income	10,380,142	(3,355,247)	7,024,895	325,330,495
Strategic Fixed Income	1,729,958	(7,068,558)	(5,338,600)	158,488,237
Cash Management	2,176	(1,190,941)	(1,188,765)	131,543,367
Focus Growth	22,364,101	(671,625)	21,692,476	96,551,711
Focus TechNet	4,782,326	(3,345,910)	1,436,416	38,721,375
Focus Growth and Income	3,507,573	(5,926,925)	(2,419,352)	73,009,438
Focus Value	11,322,920	(13,041,272)	(1,718,352)	159,847,061
Allocation Growth Strategy	1,336,950	(17,473,270)	(16,136,320)	211,452,003
Allocation Moderate Growth Strategy	2,329,459	(34,438,766)	(32,109,307)	460,079,778
Allocation Moderate Strategy	1,965,805	(16,992,826)	(15,027,021)	251,432,405
Allocation Balanced Strategy	1,355,567	(5,459,847)	(4,104,280)	126,833,808

For the period ended March 31, 2008, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, investments in real estate investment trusts, distributions from underlying funds, principal paydown adjustments, investments in partnerships and investments in passive foreign investment companies, to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Multi-Managed Growth	$107,365	$(107,479)	$114
Multi-Managed Moderate Growth	20,876	(35,608)	14,732
Multi-Managed Income/Equity	16,876	(16,876)	—
Multi-Managed Income	(30,320)	30,320	—
Asset Allocation: Diversified Growth	4,750,702	(4,750,702)	—
Stock	(88,471)	88,471	—
Large Cap Growth	244,907	(244,907)	—
Large Cap Composite	(8,317)	8,316	1
Large Cap Value	(1,553)	1,553	—
Mid Cap Growth	753,589	(755,039)	1,450
Mid Cap Value	—	36,080	(36,080)
Small Cap	131,230	(131,234)	4
International Equity	1,314,120	(1,314,120)	—
Diversified Fixed Income	153,479	(153,479)	—
Strategic Fixed Income	296,870	(296,870)	—
Cash Management	—	—	—
Focus Growth	675,428	(675,428)	—
Focus TechNet	704,533	(704,533)	—
Focus Growth and Income	2	(2)	—
Focus Value	(18,271)	18,271	—
Allocation Growth	3,974,440	(3,974,440)	—
Allocation Moderate Growth	6,253,805	(6,253,805)	—
Allocation Moderate	2,858,474	(2,858,474)	—
Allocation Balanced	960,920	(960,920)	—

5.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan): AIG SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with AIG SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of AIG SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
Multi-Managed Growth	0-$250 million	0.89%
	> $250 million	0.84%
	> $500 million	0.79%
Multi-Managed Moderate Growth	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Multi-Managed Income/Equity	0-$250 million	0.81%
	> $250 million	0.76%
	> $500 million	0.71%
Multi-Managed Income	0-$250 million	0.77%
	> $250 million	0.72%
	> $500 million	0.67%
Asset Allocation: Diversified Growth(1)	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Stock	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%

Portfolio	Assets	Management Fees
Large Cap Growth, Large Cap Composite, Large Cap Value	0-$250 million	0.80%
	> $250 million	0.75%
	> $500 million	0.70%
Mid Cap Growth, Mid Cap Value, Small Cap	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
International Equity	0-$250 million	0.95%
	> $250 million	0.90%
	> $500 million	0.85%
Diversified Fixed Income	0-$200 million	0.70%
	> $200 million	0.65%
	> $400 million	0.60%
Strategic Fixed Income	0-$200 million	0.80%
	> $200 million	0.75%
	> $500 million	0.70%
Cash Management	0-$100 million	0.475%
	> $100 million	0.45%
	> $500 million	0.425%
	> $1 billion	0.40%
Focus Growth	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Focus TechNet(2)	0-$250 million	1.20%
	> $250 million	1.10%
	> $500 million	1.00%
Focus Growth and Income	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Focus Value	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Allocation Growth,Allocation Moderate Growth, Allocation Moderate,Allocation Balanced	> 0	0.10%

(1) Effective October 1, 2005, the Adviser voluntarily agreed, until further notice, to waive 0.10% of investment advisory fees for the Asset Allocation: Diversified Growth Portfolio. For the year ending March 31, 2008, the amount of advisory fees waived was $382,244.

(2) Effective October 2, 2007, the Advisor voluntarily agreed, until further notice to waive 0.15% of investment advisory fees for the Focus TechNet Portfolio. For the year ending March 31, 2008, the amount of advisory fees waived was $27,750.

The Agreement authorizes AIG SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of AIG SAAMCo, which acts as Adviser,) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with AIG SAAMCo. Each of the Subadvisers, except "AIGGIC", is independent of AIG SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of AIG SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser
Multi-Managed Growth	Janus Lord Abbett AIG SAAMCo WMC AIGGIC
Multi-Managed Moderate Growth	Janus Lord Abbett AIG SAAMCo WMC AIGGIC

Portfolio	Subadviser
Multi-Managed Income/Equity	Janus Lord Abbett AIG SAAMCo WMC AIGGIC
Multi-Managed Income	Janus Lord Abbett AIG SAAMCo WMC AIGGIC
Asset Allocation: Diversified Growth Stock	Putnam Investment Management, LLC T. Rowe Price Associates, Inc. ("T. Rowe Price")
Large Cap Growth	AIGGIC Goldman Sachs Asset Management, L.P. Janus
Large Cap Composite	AIGGIC AIG SAAMCo T. Rowe Price
Large Cap Value	AIGGIC T. Rowe Price WMC
Mid Cap Growth	AIGGIC T. Rowe Price WMC
Mid Cap Value	AIGGIC Goldman Sachs Asset Management, L.P. Lord Abbett
Small Cap	AIGGIC ClearBridge Advisors, LLC ("ClearBridge") AIG SAAMCo
International Equity	AIGGIC Goldman Sachs Asset Management International Lord Abbett
Diversified Fixed Income	AIGGIC AIG SAAMCo WMC
Strategic Fixed Income	AIGGIC Franklin Advisers, Inc. Western Asset Management Company ("WAM")
Cash Management	Columbia Management Advisors, LLC
Focus Growth	Janus AIG SAAMCo Marsico Capital Management, LLC ("Marsico")
Focus TechNet	RCM Capital Management, LLC AIG SAAMCo BAMCO, Inc.
Focus Growth and Income	AIG SAAMCo Marsico Thornburg Investment Management, Inc.
Focus Value	Northern Trust Investments, N.A. Third Avenue Management, LLC J.P. Morgan Investment Management, Inc.
Allocation Growth	Ibbotson Associates Advisors, LLC
Allocation Moderate Growth	Ibbotson Associates Advisors, LLC
Allocation Moderate	Ibbotson Associates Advisors, LLC
Allocation Balanced	Ibbotson Associates Advisors, LLC

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets:

Portfolio	Class 1	Class 2	Class 3
Large Cap Composite	1.10%	1.25%	1.35%
Small Cap	1.15	1.30	1.40
International Equity	1.30	1.45	1.55
Focus TechNet	—	1.65	1.75
Allocation Balanced	—	—	0.35

The Adviser also may voluntarily waive fees or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years of making such waivers and reimbursements, provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the foregoing expense limitations.

For the year ended March 31, 2008, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
Large Cap Composite	$94,121
Focus TechNet	13,641

At March 31, 2008, the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

Portfolio	Amount Recouped	Balance Subject to Recoupment
Large Cap Composite	$—	$158,820
Focus TechNet	26,839	33,205

Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. Accordingly, for the year ended March 31, 2008, service fees were paid (see Statement of Operations) based on the aforementioned rates.

On September 28, 2007, the Cash Management Portfolio purchased $5,000,000 par amount of Surrey Funding Corp. 5.75% due 10/1/07, which has an industry classification as a Securities Holding Company. As a result of the purchase, the Portfolio's total in the Securities Holding Companies industry sector was 28.5%, which exceeded the Portfolio's limit of 25% in any one industry. The security matured on October 1, 2007 which reduced the Securities Holding Companies industry sector to less than the 25% limit. The subsequent maturity did not result in a gain or loss to the Portfolio.

On June 13, 2007, AIG SunAmerica Asset Management Corp. made the following payments to the Portfolios set forth below, which represent the net difference between amounts realized by those Portfolios upon the disposition of AIG stock which converted from American General Corp. stock upon the acquisition of American General Corp. by AIG, and amounts those Portfolios would have realized had they sold such stock on the date that AIG SunAmerica Asset Management Corp. became affiliated with American General Corp., based on the closing price with respect to such date (August 29, 2001).

Portfolio	Amount
Multi-Managed Growth	$175,000
Multi-Managed Moderate Growth	403,650

From September 17, 2007 through January 4, 2008, the Focus Value Portfolio exceeded its ten security limit. Generally each subadviser may invest in up to ten securities. Northern Trust Investments, N.A. ("NTI"), one of the subadvisers for the Portfolio, was invested in more than 10 securities which was in violation of this restriction. On January 7, 2008, NTI sold securities to reduce its holdings to ten. The investment restriction violation resulted in a gain of $949,344 to the Portfolio.

On March 20, 2008, the Asset Allocation:Diversified Growth Portfolio purchased three interest rate swaps and simultaneously purchased three future positions to hedge the risk associated with the three interest rate swaps. These purchases caused the Portfolio's total investments in interest rate swaps to exceed its 25% percent limit. On March 24, 2008, the Portfolio entered into an offsetting interest rate swap and an offsetting futures position which had the effect of reducing the Portfolio's holdings in interest rate swaps under the 25% limit. The closing out of the interest rate swaps and futures positions resulted in a loss of $8,468, which was reimbursed by Putnam Investment LLC, the subadviser to the Portfolio.

6.  Expense Reductions:  Through expense offset arrangements resulting from broker commission recapture, a portion of the Trust's expenses have been reduced. For the year ended March 31, 2008, the amount of expense reductions received by each Portfolio, used to offset the Portfolio's non-affiliated expenses, were as follows:

Portfolio	Total Expense Reductions
Multi-Managed Growth	$21,257
Multi-Managed Moderate Growth	35,643
Multi-Managed Income/Equity	3,434
Multi-Managed Income	948
Asset Allocation: Diversified Growth	12,638
Stock	9,354
Large Cap Growth	13,420
Large Cap Composite	6,110
Large Cap Value	4,559
Mid-Cap Growth	6,216
Mid-Cap Value	11,259
Small Cap	42,408
International Equity	528
Focus Growth	15,174
Focus TechNet	4,037
Focus Growth & Income	36,554
Focus Value	27,300

7.  Purchases and Sales of Securities: The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended March 31, 2008 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchase of U.S. government securities	Sales of U.S. government securities
Multi-Managed Growth	$148,699,466	$165,786,068	$26,893,932	$27,774,945
Multi-Managed Moderate Growth	288,001,136	302,978,083	97,165,851	99,366,346
Multi-Managed Income/Equity	142,159,397	147,449,149	115,040,523	117,726,669
Multi-Managed Income	103,170,608	97,297,424	98,000,041	99,316,130
Asset Allocation: Diversified Growth	309,167,227	333,738,145	33,002,417	31,727,911
Stock	174,261,134	193,065,734	—	—
Large Cap Growth	156,716,060	160,795,235	—	—
Large Cap Composite	46,607,553	51,841,980	—	—
Large Cap Value	196,502,569	133,135,743	—	—
Mid Cap Growth	114,391,290	123,126,252	—	—
Mid Cap Value	155,085,018	134,497,778	—	—
Small Cap	265,526,577	242,324,945	—	—
International Equity	408,146,999	354,180,140	—	—
Diversified Fixed Income	119,710,068	96,555,821	249,771,705	198,051,366
Strategic Fixed Income	87,822,688	44,015,075	97,147,706	78,712,317
Cash Management	—	—	—	—
Focus Growth	150,464,733	169,730,336	—	—
Focus TechNet	65,133,108	67,466,810	—	—
Focus Growth and Income	195,875,725	200,426,599	—	—
Focus Value	166,550,034	139,759,817	—	—
Allocation Growth	65,926,832	37,417,258	—	—
Allocation Moderate Growth	237,942,070	46,451,421	—	—
Allocation Moderate	124,073,723	49,090,680	—	—
Allocation Balanced	64,775,525	22,712,358	—	—

8.  Capital Share Transactions: Transactions in capital shares of each class of each Portfolio were as follows:

	Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2008		For the year ended March 31, 2007		For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	46,041	$683,482	163,500	$2,130,966	374,353	$5,470,683	1,036,346	$13,561,048
Reinvested dividends	36,937	557,021	23,462	320,934	86,020	1,294,598	43,943	600,018
Shares redeemed	(750,746)	(11,006,393)	(861,547)	(11,371,277)	(1,590,680)	(23,155,379)	(1,608,733)	(21,290,877)
Net increase (decrease)	(667,768)	$(9,765,890)	(674,585)	$(8,919,377)	(1,130,307)	$(16,390,098)	(528,444)	$(7,129,811)

	Multi-Managed Growth Portfolio
	Class 3
	For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	1,510,730	$22,208,098	1,001,619	$13,133,487
Reinvested dividends	50,444	758,241	16,229	221,368
Shares redeemed	(873,671)	(12,722,945)	(440,317)	(5,833,420)
Net increase (decrease)	687,503	$10,243,394	577,531	$7,521,435

	Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2008		For the year ended March 31, 2007		For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	79,936	$1,151,919	167,843	$2,196,286	743,940	$10,645,927	1,832,806	$23,973,938
Reinvested dividends	106,383	1,519,418	51,989	703,738	471,774	6,722,519	182,672	2,467,563
Shares redeemed	(959,014)	(13,662,547)	(1,037,080)	(13,611,822)	(3,161,191)	(44,423,677)	(2,327,696)	(30,561,195)
Net increase (decrease)	(772,695)	$(10,991,210)	(817,248)	$(10,711,798)	(1,945,477)	$(27,055,231)	(312,218)	$(4,119,694)

	Multi-Managed Moderate Growth Portfolio
	Class 3
	For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	1,882,201	$26,790,206	1,474,148	$19,242,314
Reinvested dividends	226,802	3,228,205	68,529	924,837
Shares redeemed	(1,636,649)	(22,941,525)	(887,594)	(11,717,293)
Net increase (decrease)	472,354	$7,076,886	655,083	$8,449,858

	Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2008		For the year ended March 31, 2007		For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	168,486	$2,218,671	162,318	$2,049,922	831,945	$11,005,299	1,492,602	$18,787,822
Reinvested dividends	116,662	1,538,141	74,646	951,260	555,514	7,309,940	310,914	3,955,178
Shares redeemed	(787,812)	(10,436,220)	(884,486)	(11,118,940)	(3,176,241)	(41,782,187)	(2,451,784)	(30,887,164)
Net increase (decrease)	(502,664)	$(6,679,408)	(647,522)	$(8,117,762)	(1,788,782)	$(23,466,948)	(648,268)	$(8,144,164)

	Multi-Managed Income/Equity Portfolio
	Class 3
	For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	1,002,585	$13,216,129	923,805	$11,625,661
Reinvested dividends	232,194	3,051,913	112,055	1,424,077
Shares redeemed	(1,366,775)	(17,975,104)	(723,239)	(9,083,742)
Net increase (decrease)	(131,996)	$(1,707,062)	312,621	$3,965,996

	Multi-Managed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2008		For the year ended March 31, 2007		For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	122,414	$1,517,743	174,797	$2,130,556	1,151,784	$14,186,518	862,113	$10,520,020
Reinvested dividends	92,120	1,135,057	109,683	1,328,015	372,683	4,583,872	406,235	4,910,614
Shares redeemed	(617,981)	(7,690,367)	(758,568)	(9,267,415)	(2,496,905)	(30,972,227)	(1,873,067)	(22,810,859)
Net increase (decrease)	(403,447)	$(5,037,567)	(474,088)	$(5,808,844)	(972,438)	$(12,201,837)	(604,718)	$(7,380,225)

	Multi-Managed Income Portfolio
	Class 3
	For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	1,159,837	$14,357,753	702,836	$8,547,548
Reinvested dividends	129,955	1,596,952	131,352	1,586,538
Shares redeemed	(1,006,865)	(12,469,782)	(722,952)	(8,800,991)
Net increase (decrease)	282,927	$3,484,923	111,236	$1,333,095

	Asset Allocation: Diversified Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2008		For the year ended March 31, 2007		For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	359,872	$4,851,937	161,831	$2,140,645	2,117,840	$28,384,388	1,867,883	$24,581,066
Reinvested dividends	403,745	5,325,777	160,207	2,171,965	1,596,165	21,014,757	540,392	7,314,490
Shares redeemed	(1,235,413)	(17,239,848)	(1,778,529)	(23,388,073)	(3,977,094)	(54,003,501)	(4,312,114)	(56,840,871)
Net increase (decrease)	(471,796)	$(7,062,134)	(1,456,491)	$(19,075,463)	(263,089)	$(4,604,356)	(1,903,839)	$(24,945,315)

	Asset Allocation: Diversified Growth Portfolio
	Class 3
	For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	2,912,452	$39,580,318	1,674,344	$21,981,680
Reinvested dividends	745,862	9,805,673	202,143	2,732,834
Shares redeemed	(1,890,020)	(25,632,175)	(1,445,449)	(19,116,323)
Net increase (decrease)	1,768,294	$23,753,816	431,038	$5,598,191

	Stock Portfolio
	Class 1				Class 2
	For the year ended March 31, 2008		For the year ended March 31, 2007		For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	262,938	$4,466,320	132,313	$2,329,430	1,428,573	$24,543,487	1,266,167	$22,278,548
Reinvested dividends	195,328	3,605,671	202,047	3,605,168	757,124	13,875,011	682,452	12,097,692
Shares redeemed	(812,247)	(15,381,653)	(1,033,145)	(18,322,764)	(2,565,051)	(47,207,718)	(2,459,465)	(43,492,183)
Net increase (decrease)	(353,981)	$(7,309,662)	(698,785)	$(12,388,166)	(379,354)	$(8,789,220)	(510,846)	$(9,115,943)

	Stock Portfolio
	Class 3
	For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	1,902,749	$34,239,889	1,077,869	$18,931,721
Reinvested dividends	362,839	6,629,943	262,638	4,643,786
Shares redeemed	(1,222,228)	(22,420,309)	(818,063)	(14,463,656)
Net increase (decrease)	1,043,360	$18,449,523	522,444	$9,111,851

	Large Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2008		For the year ended March 31, 2007		For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	142,990	$1,566,997	94,760	$881,056	1,102,838	$11,762,025	2,635,193	$24,629,879
Reinvested dividends	12,165	135,757	—	—	113,859	1,260,156	—	—
Shares redeemed	(404,730)	(4,327,324)	(278,394)	(2,628,611)	(2,768,271)	(29,205,481)	(2,642,120)	(24,684,735)
Net increase (decrease)	(249,575)	$(2,624,570)	(183,634)	$(1,747,555)	(1,551,574)	$(16,183,300)	(6,927)	$(54,856)

	Large Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	6,736,285	$71,024,658	8,457,231	$78,875,042
Reinvested dividends	211,819	2,335,604	—	—
Shares redeemed	(4,448,201)	(47,160,170)	(2,489,014)	(23,569,764)
Net increase (decrease)	2,499,903	$26,200,092	5,968,217	$55,305,278

	Large Cap Composite Portfolio
	Class 1				Class 2
	For the year ended March 31, 2008		For the year ended March 31, 2007		For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	28,442	$340,099	37,889	$405,484	203,430	$2,392,880	735,969	$8,032,942
Reinvested dividends	10,739	127,638	1,579	18,031	116,475	1,381,153	10,605	120,853
Shares redeemed	(96,978)	(1,173,131)	(99,935)	(1,089,306)	(761,996)	(8,974,381)	(737,423)	(8,072,893)
Net increase (decrease)	(57,797)	$(705,394)	(60,457)	$(665,790)	(442,091)	$(5,200,348)	9,151	$80,902

	Large Cap Composite Portfolio
	Class 3
	For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	384,912	$4,553,788	438,427	$4,774,764
Reinvested dividends	56,403	667,916	3,155	35,913
Shares redeemed	(256,736)	(3,031,605)	(288,059)	(3,140,968)
Net increase (decrease)	184,579	$2,190,099	153,523	$1,669,709

	Large Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2008		For the year ended March 31, 2007		For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	122,004	$1,804,550	410,340	$5,663,195	610,890	$8,822,955	2,426,396	$33,002,140
Reinvested dividends	52,962	748,965	50,284	703,010	384,226	5,421,133	358,874	4,978,778
Shares redeemed	(354,848)	(5,149,775)	(422,362)	(5,810,932)	(2,494,050)	(35,463,149)	(2,661,073)	(36,007,183)
Net increase (decrease)	(179,882)	$(2,596,260)	38,262	$555,273	(1,498,934)	$(21,219,061)	124,197	$1,973,735

	Large Cap Value Portfolio
	Class 3
	For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	7,968,679	$113,793,192	7,740,499	$104,967,335
Reinvested dividends	788,185	11,108,563	432,306	6,025,722
Shares redeemed	(2,212,762)	(31,150,093)	(1,523,401)	(20,517,284)
Net increase (decrease)	6,544,102	$93,751,662	6,649,406	$90,475,773

	Mid Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2008		For the year ended March 31, 2007		For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	96,110	$1,462,334	46,337	$665,709	840,114	$12,898,055	1,408,333	$20,157,247
Reinvested dividends	62,691	950,009	62,718	897,693	542,820	8,121,074	447,667	6,342,337
Shares redeemed	(366,111)	(5,715,774)	(231,507)	(3,301,106)	(2,005,867)	(30,068,935)	(2,072,126)	(29,326,695)
Net increase (decrease)	(207,310)	$(3,303,431)	(122,452)	$(1,737,704)	(622,933)	$(9,049,806)	(216,126)	$(2,827,111)

	Mid Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	1,790,347	$26,906,923	1,863,140	$26,296,774
Reinvested dividends	427,884	6,361,587	286,414	4,038,640
Shares redeemed	(1,032,587)	(15,208,100)	(1,197,935)	(17,188,533)
Net increase (decrease)	1,185,644	$18,060,410	951,619	$13,146,881

	Mid Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2008		For the year ended March 31, 2007		For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	61,620	$1,246,344	109,054	$2,116,292	581,571	$11,148,288	1,146,809	$22,190,625
Reinvested dividends	78,789	1,367,997	84,628	1,616,011	604,602	10,466,205	630,599	12,008,902
Shares redeemed	(263,611)	(4,917,579)	(276,549)	(5,350,593)	(2,137,962)	(39,709,335)	(1,868,548)	(35,808,619)
Net increase (decrease)	(123,202)	$(2,303,238)	(82,867)	$(1,618,290)	(951,789)	$(18,094,842)	(91,140)	$(1,609,092)

	Mid Cap Value Portfolio
	Class 3
	For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	3,381,820	$66,323,714	1,480,667	$28,469,079
Reinvested dividends	628,270	10,856,989	347,980	6,616,474
Shares redeemed	(1,055,520)	(18,831,660)	(1,150,244)	(22,315,688)
Net increase (decrease)	2,954,570	$58,349,043	678,403	$12,769,865

	Small Cap Portfolio
	Class 1				Class 2
	For the year ended March 31, 2008		For the year ended March 31, 2007		For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	97,534	$1,063,032	251,066	$2,624,247	1,233,556	$13,032,856	3,027,871	$31,170,804
Reinvested dividends	60,030	579,077	42,129	449,261	538,461	5,131,463	351,333	3,710,362
Shares redeemed	(301,012)	(3,135,041)	(529,594)	(5,572,056)	(2,536,429)	(25,960,963)	(3,586,800)	(36,822,338)
Net increase (decrease)	(143,448)	$(1,492,932)	(236,399)	$(2,498,548)	(764,412)	$(7,796,644)	(207,596)	$(1,941,172)

	Small Cap Portfolio
	Class 3
	For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	5,894,195	$60,146,480	6,405,406	$66,602,936
Reinvested dividends	1,074,674	10,178,785	414,421	4,356,189
Shares redeemed	(2,754,314)	(28,719,344)	(1,769,844)	(18,275,919)
Net increase (decrease)	4,214,555	$41,605,921	5,049,983	$52,683,206

	International Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2008		For the year ended March 31, 2007		For the year ended March 31, 2008		For the year ended March 31, 3007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	377,229	$4,736,640	448,450	$4,964,545	2,023,387	$24,658,455	5,344,655	$58,387,806
Reinvested dividends	83,872	1,022,695	51,747	585,094	777,045	9,458,023	501,336	5,660,357
Shares redeemed	(482,719)	(5,858,260)	(430,222)	(4,783,570)	(4,480,516)	(53,367,866)	(4,127,707)	(44,805,877)
Net increase (decrease)	(21,618)	$(98,925)	69,975	$766,069	(1,680,084)	$(19,251,388)	1,718,284	$19,242,286

	International Equity Portfolio
	Class 3
	For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	10,701,516	$129,465,985	10,681,269	$116,306,412
Reinvested dividends	1,563,910	19,003,389	610,157	6,879,402
Shares redeemed	(4,610,436)	(53,849,384)	(2,635,674)	(28,526,953)
Net increase (decrease)	7,654,990	$94,619,990	8,655,752	$94,658,861

	Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2008		For the year ended March 31, 2007		For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	204,817	$2,238,834	291,740	$3,091,228	3,830,123	$41,770,095	2,103,665	$22,218,983
Reinvested dividends	22,747	245,299	26,621	282,020	290,281	3,125,372	280,602	2,968,352
Shares redeemed	(414,524)	(4,499,986)	(448,473)	(4,742,883)	(3,287,457)	(35,737,610)	(3,298,194)	(34,796,380)
Net increase (decrease)	(186,960)	$(2,015,853)	(130,112)	$(1,369,635)	832,947	$9,157,857	(913,927)	$(9,609,045)

	Diversified Fixed Income Portfolio
	Class 3
	For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	9,094,852	$98,498,841	6,060,006	$63,952,323
Reinvested dividends	475,501	5,109,975	297,855	3,145,447
Shares redeemed	(2,881,507)	(31,121,377)	(1,696,373)	(17,890,902)
Net increase (decrease)	6,688,846	$72,487,439	4,661,488	$49,206,868
	Strategic Fixed Income Portfolio
	Class 3
	For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	5,192,504	$53,608,930	5,019,495	$51,731,364
Reinvested dividends	677,047	6,786,401	290,782	2,993,720
Shares redeemed	(1,911,043)	(19,712,318)	(835,714)	(8,608,804)
Net increase (decrease)	3,958,508	$40,683,013	4,474,563	$46,116,280

	Cash Management Portfolio
	Class 1				Class 2
	For the year ended March 31, 2008		For the year ended March 31, 2007		For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,107,852	$12,679,070	1,097,622	$12,307,949	9,918,406	$112,658,881	10,138,610	$113,483,723
Reinvested dividends	25,688	286,885	9,428	105,144	194,145	2,165,097	91,162	1,015,328
Shares redeemed	(907,426)	(10,425,802)	(936,167)	(10,557,379)	(8,810,860)	(100,224,620)	(9,132,378)	(102,692,358)
Net increase (decrease)	226,114	$2,540,153	170,883	$1,855,714	1,301,691	$14,599,358	1,097,394	$11,806,693

	Cash Management Portfolio
	Class 3
	For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	9,624,923	$109,017,343	6,889,571	$77,095,539
Reinvested dividends	170,637	1,901,187	72,536	807,230
Shares redeemed	(9,452,608)	(107,207,111)	(4,486,876)	(50,373,255)
Net increase (decrease)	342,952	$3,711,419	2,475,231	$27,529,514

	Focus Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2008		For the year ended March 31, 2007		For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	92,882	$917,445	69,764	$589,579	1,360,637	$14,118,297	1,603,998	$13,420,544
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(218,419)	(2,195,175)	(453,235)	(3,860,553)	(2,069,577)	(20,836,500)	(2,757,394)	(23,608,863)
Net increase (decrease)	(125,537)	$(1,277,730)	(383,471)	$(3,270,974)	(708,940)	$(6,718,203)	(1,153,396)	$(10,188,319)

	Focus Growth Portfolio
	Class 3
	For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	2,276,354	$22,833,434	2,979,491	$25,188,182
Reinvested dividends	—	—	—	—
Shares redeemed	(2,198,757)	(22,409,132)	(1,550,967)	(13,252,348)
Net increase (decrease)	77,597	$424,302	1,428,524	$11,935,834

	Focus TechNet Portfolio
	Class 2				Class 3
	For the year ended March 31, 2008		For the year ended March 31, 2007		For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,045,244	$7,010,547	1,200,098	$7,161,946	1,407,667	$9,046,382	909,788	$5,433,547
Reinvested dividends	—	—	136,534	826,788	—	—	97,700	589,311
Shares redeemed	(1,433,381)	(9,361,617)	(2,961,740)	(17,266,414)	(1,034,489)	(6,717,986)	(1,001,458)	(5,834,935)
Net increase (decrease)	(388,137)	$(2,351,070)	(1,625,108)	$(9,277,680)	373,178	$2,328,396	6,030	$187,923
	Focus Growth and Income Portfolio
	Class 2				Class 3
	For the year ended March 31, 2008		For the year ended March 31, 2007		For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	621,157	$7,136,815	1,253,198	$14,089,168	1,048,973	$11,595,639	937,173	$10,404,078
Reinvested dividends	623,980	6,650,058	242,600	2,765,332	500,744	5,320,524	154,561	1,757,368
Shares redeemed	(1,475,031)	(16,683,612)	(1,526,160)	(16,758,280)	(872,084)	(9,350,304)	(636,115)	(7,026,429)
Net increase (decrease)	(229,894)	$(2,896,739)	(30,362)	$96,220	677,633	$7,565,859	455,619	$5,135,017

	Focus Value Portfolio
	Class 2				Class 3
	For the year ended March 31, 2008		For the year ended March 31, 2007		For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	867,577	$15,874,506	1,597,885	$26,090,745	2,450,349	$43,877,939	1,984,033	$32,574,034
Reinvested dividends	535,204	9,024,286	121,009	2,074,625	608,836	10,245,814	89,214	1,527,078
Shares redeemed	(1,635,673)	(28,602,350)	(1,660,617)	(26,985,111)	(1,249,425)	(21,331,068)	(669,730)	(10,971,958)
Net increase (decrease)	(232,892)	$(3,703,558)	58,277	$1,180,259	1,809,760	$32,792,685	1,403,517	$23,129,154

	Allocation Growth Portfolio
	Class 3
	For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	4,789,567	$62,559,356	9,938,682	$116,865,998
Reinvested dividends	450,087	5,876,870	45,313	563,166
Shares redeemed	(2,659,156)	(33,811,605)	(1,314,432)	(15,684,667)
Net increase (decrease)	2,580,498	$34,624,621	8,669,563	$101,744,497
	Allocation Moderate Growth Portfolio
	Class 3
	For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	20,089,129	$251,408,645	14,251,982	$162,821,177
Reinvested dividends	703,142	8,907,730	65,652	791,484
Shares redeemed	(4,791,406)	(59,259,569)	(2,082,527)	(23,978,218)
Net increase (decrease)	16,000,865	$201,056,806	12,235,107	$139,634,443
	Allocation Moderate Portfolio
	Class 3
	For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	10,271,047	$124,250,641	9,499,344	$105,753,683
Reinvested dividends	567,300	6,882,556	52,878	618,149
Shares redeemed	(4,184,424)	(49,522,837)	(1,667,198)	(18,915,081)
Net increase (decrease)	6,653,923	$81,610,360	7,885,024	$87,456,751
	Allocation Balanced Portfolio
	Class 3
	For the year ended March 31, 2008		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	5,530,596	$63,145,173	4,315,152	$46,822,952
Reinvested dividends	236,983	2,749,596	47,560	533,317
Shares redeemed	(1,841,516)	(21,088,397)	(1,020,514)	(11,131,052)
Net increase (decrease)	3,926,063	$44,806,372	3,342,198	$36,225,217

9.   Transactions with Affiliates: The following Portfolios incurred brokerage commissions with affiliated brokers during the year ended March 31, 2008:

	Banc of America Securities, LLC	Goldman Sachs & Co.	Goldman Sachs (Asia), LLC	Goldman Sachs Execution	J.P. Morgan Securities, Inc.	M.J. Whitman, LLC	Bear Stearns & Co.	Bear Stearns Securities Corp
Large Cap Growth	$—	$243	$—	$1,302	$—	$—	$—	$—
Mid Cap Value	—	532	—	262	—	—	—	—
International Equity	—	31,833	4,610	387	—	—	—	—
Focus Growth	10,075	—	—	—	—	—	—	—
Focus Growth & Income	5,644	—	—	—	—	—	—	—
Focus Value	—	—	—	—	7,808	11,304	2,481	28,073

As disclosed in the Portfolio of Investments, certain Portfolios own securities issued by AIG or an affiliate thereof. During the year ended March 31, 2008, the following Portfolios recorded realized gain (loss) and income on security transactions of AIG and affiliates of AIG as follows:

Portfolio	Security	Income	Market Value at March 31, 2007	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Market Value at March 31, 2008
Large Cap Growth	American International
	Group, Inc.	$22,233	$2,156,418	$202,121	$1,112,217	$(172,568)	$(402,514)	$671,240
Large Cap Composite	American International
	Group, Inc.	2,465	223,977	950	18,880	1,181	(76,829)	130,399
Large Cap Value	American International
	Group, Inc.	5,092	—	1,498,911	39,580	(1,276)	(345,232)	1,112,823
Allocation Growth	Various Seasons Series
	Trust Portfolios*	1,390,467	179,890,889	77,688,876	37,417,257	5,382,600	(30,229,425)	195,315,683
Allocation Moderate	Various Seasons Series
Growth	Trust Portfolios*	4,665,932	259,009,932	259,365,768	46,451,421	5,816,455	(49,770,263)	427,970,471
Allocation Moderate	Various Seasons Series
	Trust Portfolios*	3,993,457	169,659,421	135,971,909	49,125,209	4,369,845	(24,470,582)	236,405,384
Allocation Balanced	Various Seasons Series
	Trust Portfolios*	2,302,420	82,038,461	69,847,670	22,712,359	1,695,200	(8,139,444)	122,729,528

*  See Portfolio of Investments for details.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio's net assets. At March 31, 2008, each Managed Allocation Portfolio held less than 36% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio. In addition, the Managed Allocation Portfolios, in the aggregate, held less than 80% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio.

10.  Investment Concentrations: All Portfolios except the Cash Management Portfolio may invest internationally, including in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equity Portfolio, which at March 31, 2008 had approximately 15.4% and 17.6% of its net assets invested in equity securities of companies domiciled in Japan and the United Kingdom, respectively.

11.  Lines of Credit: The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co., the Trust's custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75 million committed lines of credit which is included in other expenses on the Statement of Operations. Borrowings under the lines of credit will commence when the Portfolio's cash shortfall exceeds $100,000. For the year ended March 31, 2008, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Multi-Managed Growth	92	$15,266	$1,218,409	4.99%
Multi-Managed Moderate Growth	91	24,332	2,029,971	4.86
Multi-Managed Income/Equity	113	15,252	1,019,402	5.07
Multi-Managed Income	103	4,811	325,216	5.37
Large Cap Growth	12	457	319,800	4.37
Large Cap Composite	1	28	276,491	3.63
Large Cap Value	10	642	557,556	4.32
Mid Cap Growth	38	824	159,107	4.77
Mid Cap Value	20	1,584	570,304	3.97
International Equity	137	41,517	2,595,047	4.34
Diversified Fixed Income	3	936	3,047,207	3.69
Strategic Fixed Income	73	8,516	1,012,699	4.79
Focus Growth	29	2,872	741,543	4.90
Focus TechNet	118	1,425	90,240	4.62
Focus Growth and Income	9	370	270,397	5.13
Focus Value	1	25	188,468	4.81

At March 31, 2008, International Equity Portfolio had a balance open under the line of credit of $1,650,512.

12.  Interfund Lending Agreement: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by AIG SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended March 31, 2008, none of the Portfolios participated in the program.

13.  Security Transactions with Affiliated Portfolios:  The Portfolios are permitted to purchase or sell securities from or certain other affiliated portfolis under specified conditions outlined in the procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a portfolio from or to another portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effective at the current market price. For the year ended March 31, 2008, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from sales	Realized Gain/(Loss)
Stock	$316,460	$1,229,095	$(37,770)
Large Cap Growth	286,229	28,701	6,551
Large Cap Composite	70,283	83,899	(8,200)
Large Cap Value	229,678	149,796	19,458
Small Cap	132,521	—	—
Strategic Fixed Income	1,797,656	—	—

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Multi-Managed Growth Portfolio Class 1
03/31/04	$8.70	$0.08	$2.34	$2.42	$(0.10)	$—	$—	$(0.10)	$11.02	27.93%		$60,247	1.10%		0.75%		100	%(2)
03/31/05	11.02	0.09	0.59	0.68	(0.07)	—	—	(0.07)	11.63	6.13	(1)	50,863	1.04		0.83		107	(2)
03/31/06	11.63	0.11	1.49	1.60	(0.10)	—	—	(0.10)	13.13	13.76	(1)	42,652	1.11	(3)	0.88	(3)	114
03/31/07	13.13	0.17	0.81	0.98	(0.11)	—	—	(0.11)	14.00	7.52		36,033	1.07	(3)(4)	1.30	(3)(4)	154
03/31/08	14.00	0.16	0.29	0.45	(0.27)	—	—	(0.27)	14.18	3.08	(5)	27,029	1.12	(3)	1.07	(3)	117
Multi-Managed Growth Portfolio Class 2
03/31/04	8.69	0.06	2.35	2.41	(0.09)	—	—	(0.09)	11.01	27.79		78,735	1.25		0.59		100	(2)
03/31/05	11.01	0.08	0.57	0.65	(0.05)	—	—	(0.05)	11.61	5.90	(1)	78,191	1.19		0.69		107	(2)
03/31/06	11.61	0.09	1.48	1.57	(0.08)	—	—	(0.08)	13.10	13.56	(1)	84,310	1.26	(3)	0.73	(3)	114
03/31/07	13.10	0.15	0.82	0.97	(0.10)	—	—	(0.10)	13.97	7.39		82,496	1.21	(3)(4)	1.15	(3)(4)	154
03/31/08	13.97	0.14	0.28	0.42	(0.25)	—	—	(0.25)	14.14	2.88	(5)	67,550	1.27	(3)	0.92	(3)	117
Multi-Managed Growth Portfolio Class 3
03/31/04	8.69	0.03	2.37	2.40	(0.09)	—	—	(0.09)	11.00	27.63		3,038	1.40		0.38		100	(2)
03/31/05	11.00	0.07	0.57	0.64	(0.04)	—	—	(0.04)	11.60	5.80	(1)	18,448	1.29		0.62		107	(2)
03/31/06	11.60	0.08	1.48	1.56	(0.07)	—	—	(0.07)	13.09	13.47	(1)	28,135	1.37	(3)	0.63	(3)	114
03/31/07	13.09	0.14	0.80	0.94	(0.08)	—	—	(0.08)	13.95	7.22		38,045	1.31	(3)(4)	1.06	(3)(4)	154
03/31/08	13.95	0.12	0.28	0.40	(0.23)	—	—	(0.23)	14.12	2.80	(5)	48,223	1.38	(3)	0.82	(3)	117

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2004	2005
Multi-Managed Growth Portfolio	99%	107%

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08
Multi-Managed Growth Portfolio Class 1	0.01%	0.02%	0.01%
Multi-Managed Growth Portfolio Class 2	0.01	0.02	0.01
Multi-Managed Growth Portfolio Class 3	0.01	0.02	0.01

  (4)  Gross custody credits of 0.01%

  (5)  The Portfolio's performance was increased by less than 0.12% from a reimbursement by an affiliate. (See Note 5)

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Multi-Managed Moderate Growth Portfolio Class 1
03/31/04	$9.59	$0.15	$2.01	$2.16	$(0.17)	$—	$—	$(0.17)	$11.58	22.63%		$71,142	1.00%		1.41%		105	%(2)
03/31/05	11.58	0.18	0.31	0.49	(0.13)	—	—	(0.13)	11.94	4.21	(1)	60,210	0.95		1.54		116	(2)
03/31/06	11.94	0.21	1.08	1.29	(0.17)	—	—	(0.17)	13.06	10.84	(1)	52,920	0.99	(3)	1.61	(3)	123
03/31/07	13.06	0.27	0.70	0.97	(0.21)	—	—	(0.21)	13.82	7.43		44,695	0.96	(3)(4)	2.02	(3)(4)	169
03/31/08	13.82	0.29	0.05	0.34	(0.35)	(0.22)	—	(0.57)	13.59	2.27	(5)	33,470	1.00	(3)	1.98	(3)	131
Multi-Managed Moderate Growth Portfolio Class 2
03/31/04	9.57	0.13	2.01	2.14	(0.15)	—	—	(0.15)	11.56	22.51		164,241	1.15		1.25		105	(2)
03/31/05	11.56	0.16	0.30	0.46	(0.11)	—	—	(0.11)	11.91	3.99	(1)	167,282	1.10		1.40		116	(2)
03/31/06	11.91	0.18	1.10	1.28	(0.16)	—	—	(0.16)	13.03	10.72	(1)	177,331	1.14	(3)	1.46	(3)	123
03/31/07	13.03	0.25	0.69	0.94	(0.19)	—	—	(0.19)	13.78	7.22		183,279	1.11	(3)(4)	1.87	(3)(4)	169
03/31/08	13.78	0.26	0.07	0.33	(0.33)	(0.22)	—	(0.55)	13.56	2.22	(5)	153,903	1.15	(3)	1.83	(3)	131
Multi-Managed Moderate Growth Portfolio Class 3
03/31/04	9.57	0.10	2.03	2.13	(0.15)	—	—	(0.15)	11.55	22.37		9,269	1.30		1.06		105	(2)
03/31/05	11.55	0.14	0.31	0.45	(0.10)	—	—	(0.10)	11.90	3.89	(1)	44,413	1.20		1.32		116	(2)
03/31/06	11.90	0.17	1.09	1.26	(0.14)	—	—	(0.14)	13.02	10.63	(1)	61,977	1.25	(3)	1.37	(3)	123
03/31/07	13.02	0.23	0.69	0.92	(0.17)	—	—	(0.17)	13.77	7.13		74,571	1.21	(3)(4)	1.77	(3)(4)	169
03/31/08	13.77	0.24	0.07	0.31	(0.32)	(0.22)	—	(0.54)	13.54	2.05	(5)	79,732	1.25	(3)	1.73	(3)	131

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2004	2005
Multi-Managed Moderate Growth Portfolio	104%	114%

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08
Multi-Managed Moderate Growth Portfolio Class 1	0.01%	0.02%	0.01%
Multi-Managed Moderate Growth Portfolio Class 2	0.01	0.02	0.01
Multi-Managed Moderate Growth Portfolio Class 3	0.01	0.02	0.01

  (4)  Gross custody credits of 0.01%

  (5)  The Portfolio's performance was increased by less than 0.14% from a reimbursement by an affiliate. (See Note 5)

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Multi-Managed Income/Equity Portfolio Class 1
03/31/04	$10.54	$0.28	$1.27	$1.55	$(0.26)	$—	$—	$(0.26)	$11.83	14.80%		$55,067	0.97%		2.47%		113	%(2)
03/31/05	11.83	0.32	0.10	0.42	(0.24)	—	—	(0.24)	12.01	3.52	(1)	47,346	0.91		2.68		108	(2)
03/31/06	12.01	0.35	0.41	0.76	(0.30)	—	—	(0.30)	12.47	6.31	(1)	39,618	0.96	(3)	2.78	(3)	121
03/31/07	12.47	0.41	0.40	0.81	(0.37)	—	—	(0.37)	12.91	6.51		32,657	0.93	(3)	3.22	(3)	147
03/31/08	12.91	0.44	0.35	0.79	(0.51)	(0.20)	—	(0.71)	12.99	6.05		26,330	0.97	(3)	3.30	(3)	109
Multi-Managed Income/Equity Portfolio Class 2
03/31/04	10.52	0.26	1.27	1.53	(0.24)	—	—	(0.24)	11.81	14.67		149,978	1.12		2.31		113	(2)
03/31/05	11.81	0.30	0.10	0.40	(0.22)	—	—	(0.22)	11.99	3.39	(1)	151,035	1.06		2.53		108	(2)
03/31/06	11.99	0.33	0.40	0.73	(0.28)	—	—	(0.28)	12.44	6.09	(1)	150,711	1.11	(3)	2.64	(3)	121
03/31/07	12.44	0.39	0.40	0.79	(0.35)	—	—	(0.35)	12.88	6.37		147,663	1.08	(3)	3.08	(3)	147
03/31/08	12.88	0.42	0.35	0.77	(0.49)	(0.20)	—	(0.69)	12.96	5.91		125,367	1.12	(3)	3.15	(3)	109
Multi-Managed Income/Equity Portfolio Class 3
03/31/04	10.52	0.22	1.30	1.52	(0.24)	—	—	(0.24)	11.80	14.53		9,753	1.25		2.15		113	(2)
03/31/05	11.80	0.28	0.10	0.38	(0.21)	—	—	(0.21)	11.97	3.20	(1)	41,835	1.16		2.46		108	(2)
03/31/06	11.97	0.31	0.42	0.73	(0.27)	—	—	(0.27)	12.43	6.08	(1)	51,526	1.21	(3)	2.54	(3)	121
03/31/07	12.43	0.37	0.41	0.78	(0.34)	—	—	(0.34)	12.87	6.27		57,357	1.18	(3)	2.98	(3)	147
03/31/08	12.87	0.40	0.35	0.75	(0.48)	(0.20)	—	(0.68)	12.94	5.74		55,982	1.22	(3)	3.05	(3)	109

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2004	2005
Multi-Managed Income/Equity Portfolio	111%	106%

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08
Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.00%
Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.00
Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Multi-Managed Income Portfolio Class 1
03/31/04	$11.28	$0.37	$0.83	$1.20	$(0.34)	$—	$—	$(0.34)	$12.14	10.75%		$45,334	0.95%		3.12%		126	%(2)
03/31/05	12.14	0.39	(0.16)	0.23	(0.32)	—	—	(0.32)	12.05	1.85	(1)	38,991	0.90		3.26		112	(2)
03/31/06	12.05	0.42	0.06	0.48	(0.39)	—	—	(0.39)	12.14	3.98	(1)	31,540	0.95	(3)	3.40	(3)	118
03/31/07	12.14	0.48	0.27	0.75	(0.47)	(0.16)	—	(0.63)	12.26	6.27		26,024	0.93	(3)	3.85	(3)	166
03/31/08	12.26	0.50	0.13	0.63	(0.59)	(0.03)	—	(0.62)	12.27	5.17		21,103	0.98	(3)	3.94	(3)	121
Multi-Managed Income Portfolio Class 2
03/31/04	11.26	0.34	0.84	1.18	(0.32)	—	—	(0.32)	12.12	10.61		118,953	1.10		2.96		126	(2)
03/31/05	12.12	0.37	(0.16)	0.21	(0.30)	—	—	(0.30)	12.03	1.71	(1)	115,350	1.05		3.12		112	(2)
03/31/06	12.03	0.40	0.06	0.46	(0.37)	—	—	(0.37)	12.12	3.84	(1)	108,178	1.10	(3)	3.25	(3)	118
03/31/07	12.12	0.46	0.26	0.72	(0.45)	(0.16)	—	(0.61)	12.23	6.04		101,778	1.07	(3)	3.71	(3)	166
03/31/08	12.23	0.47	0.14	0.61	(0.57)	(0.03)	—	(0.60)	12.24	5.03		89,971	1.13	(3)	3.79	(3)	121
Multi-Managed Income Portfolio Class 3
03/31/04	11.26	0.28	0.88	1.16	(0.32)	—	—	(0.32)	12.10	10.39		7,925	1.22		2.77		126	(2)
03/31/05	12.10	0.35	(0.15)	0.20	(0.29)	—	—	(0.29)	12.01	1.61	(1)	25,758	1.14		3.04		112	(2)
03/31/06	12.01	0.38	0.08	0.46	(0.36)	—	—	(0.36)	12.11	3.83	(1)	31,264	1.21	(3)	3.16	(3)	118
03/31/07	12.11	0.44	0.27	0.71	(0.44)	(0.16)	—	(0.60)	12.22	5.94		32,909	1.17	(3)	3.61	(3)	166
03/31/08	12.22	0.46	0.14	0.60	(0.56)	(0.03)	—	(0.59)	12.23	4.93		36,395	1.23	(3)	3.69	(3)	121

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2004	2005
Multi-Managed Income Portfolio	123%	110%

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08
Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%
Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00
Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Asset Allocation: Diversified Growth Portfolio Class 1
03/31/04	$8.45	$0.13	$2.33	$2.46	$(0.13)	$—	$—	$(0.13)	$10.78	29.16	%(2)	$106,695	0.98	%(1)	1.30	%(1)	108	%(5)
03/31/05	10.78	0.12	0.53	0.65	(0.13)	—	—	(0.13)	11.30	6.00	(3)	90,042	0.94	(1)	1.06	(1)	159	(5)
03/31/06	11.30	0.21	1.34	1.55	(0.16)	—	—	(0.16)	12.69	13.84	(3)	76,762	0.91	(1)(4)	1.78	(1)(4)	118
03/31/07	12.69	0.24	1.43	1.67	(0.25)	(0.19)	—	(0.44)	13.92	13.28		63,929	0.94	(1)(4)	1.80	(1)(4)	84
03/31/08	13.92	0.27	(0.88)	(0.61)	(0.28)	(1.10)	—	(1.38)	11.93	(5.30	)(6)	49,155	0.93	(1)(4)	1.93	(1)(4)	92
Asset Allocation: Diversified Growth Portfolio Class 2
03/31/04	8.44	0.11	2.33	2.44	(0.11)	—	—	(0.11)	10.77	29.02	(2)	232,730	1.13	(1)	1.12	(1)	108	(5)
03/31/05	10.77	0.10	0.52	0.62	(0.11)	—	—	(0.11)	11.28	5.77	(3)	230,448	1.09	(1)	0.93	(1)	159	(5)
03/31/06	11.28	0.19	1.35	1.54	(0.15)	—	—	(0.15)	12.67	13.71	(3)	237,220	1.06	(1)(4)	1.63	(1)(4)	118
03/31/07	12.67	0.22	1.42	1.64	(0.23)	(0.19)	—	(0.42)	13.89	13.07		233,703	1.09	(1)(4)	1.64	(1)(4)	84
03/31/08	13.89	0.24	(0.87)	(0.63)	(0.26)	(1.10)	—	(1.36)	11.90	(5.45	)(6)	197,075	1.08	(1)(4)	1.77	(1)(4)	92
Asset Allocation: Diversified Growth Portfolio Class 3
03/31/04	8.44	0.07	2.36	2.43	(0.11)	—	—	(0.11)	10.76	28.86	(2)	13,530	1.29	(1)	0.84	(1)	108	(5)
03/31/05	10.76	0.11	0.49	0.60	(0.10)	—	—	(0.10)	11.26	5.58	(3)	58,809	1.20	(1)	1.01	(1)	159	(5)
03/31/06	11.26	0.18	1.35	1.53	(0.14)	—	—	(0.14)	12.65	13.63	(3)	78,965	1.15	(1)(4)	1.53	(1)(4)	118
03/31/07	12.65	0.20	1.43	1.63	(0.22)	(0.19)	—	(0.41)	13.87	13.00		92,562	1.19	(1)(4)	1.53	(1)(4)	84
03/31/08	13.87	0.23	(0.87)	(0.64)	(0.25)	(1.10)	—	(1.35)	11.88	(5.54	)(6)	100,281	1.18	(1)(4)	1.66	(1)(4)	92

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/04	03/31/05	03/31/06	03/31/07	03/31/08
Asset Allocation: Diversified Growth Portfolio Class 1	0.01%	0.00%	0.01%	0.02%	0.00%
Asset Allocation: Diversified Growth Portfolio Class 2	0.01	0.00	0.01	0.02	0.00
Asset Allocation: Diversified Growth Portfolio Class 3	0.01	0.00	0.01	0.02	0.00

  (2)  Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

  (4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/06	03/31/07	03/31/08
Asset Allocation: Diversified Growth Portfolio Class 1	0.05%	0.10%	0.10%
Asset Allocation: Diversified Growth Portfolio Class 2	0.05	0.10	0.10
Asset Allocation: Diversified Growth Portfolio Class 3	0.05	0.10	0.10

  (5)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2004	2005
Asset Allocation: Diversified Growth Portfolio	106%	156%

  (6)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions. (See Note 5)

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Stock Portfolio Class 1
03/31/04	$11.01	$0.01	$3.79	$3.80	$—	$—	$—	$—	$14.81	34.56%	$87,619	0.96%		0.10%		42%
03/31/05	14.81	0.08	0.45	0.53	—	—	—	—	15.34	3.58	73,967	0.93		0.51		42
03/31/06	15.34	0.05	2.31	2.36	(0.08)	—	—	(0.08)	17.62	15.42	62,972	0.93	(1)	0.31	(1)	45
03/31/07	17.62	0.06	1.70	1.76	(0.05)	(1.17)	—	(1.22)	18.16	10.14	52,206	0.93	(1)	0.32	(1)	39
03/31/08	18.16	0.04	(0.60)	(0.56)	(0.07)	(1.49)	—	(1.56)	16.04	(4.20)	40,425	0.95	(1)	0.23	(1)	58
Stock Portfolio Class 2
03/31/04	10.97	(0.01)	3.78	3.77	—	—	—	—	14.74	34.37	184,179	1.11		(0.05)		42
03/31/05	14.74	0.06	0.45	0.51	—	—	—	—	15.25	3.46	182,833	1.08		0.37		42
03/31/06	15.25	0.03	2.29	2.32	(0.06)	—	—	(0.06)	17.51	15.23	188,970	1.08	(1)	0.18	(1)	45
03/31/07	17.51	0.04	1.68	1.72	(0.03)	(1.17)	—	(1.20)	18.03	9.94	185,413	1.08	(1)	0.18	(1)	39
03/31/08	18.03	0.01	(0.59)	(0.58)	(0.05)	(1.49)	—	(1.54)	15.91	(4.37)	157,580	1.10	(1)	0.08	(1)	58
Stock Portfolio Class 3
03/31/04	10.97	(0.02)	3.77	3.75	—	—	—	—	14.72	34.18	10,471	1.24		(0.13)		42
03/31/05	14.72	0.05	0.44	0.49	—	—	—	—	15.21	3.33	46,811	1.18		0.38		42
03/31/06	15.21	0.02	2.29	2.31	(0.05)	—	—	(0.05)	17.47	15.16	63,310	1.18	(1)	0.09	(1)	45
03/31/07	17.47	0.02	1.67	1.69	(0.01)	(1.17)	—	(1.18)	17.98	9.81	74,581	1.18	(1)	0.08	(1)	39
03/31/08	17.98	(0.01)	(0.59)	(0.60)	(0.03)	(1.49)	—	(1.52)	15.86	(4.46)	82,341	1.21	(1)	(0.03	)(1)	58

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08
Stock Portfolio Class 1	0.00%	0.00%	0.00%
Stock Portfolio Class 2	0.00	0.00	0.00
Stock Portfolio Class 3	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Large Cap Growth Portfolio Class 1
03/31/04	$5.99	$—	$1.87	$1.87	$—	$—	$—	$—	$7.86	31.22%	$14,623	1.10	%(1)	0.02	%(1)	44%
03/31/05	7.86	0.03	0.44	0.47	—	—	—	—	8.33	5.98	13,588	1.04	(1)	0.38	(1)	38
03/31/06	8.33	0.01	1.16	1.17	(0.03)	—	—	(0.03)	9.47	14.05	11,672	0.94	(2)	0.13	(2)	54
03/31/07	9.47	0.03	0.46	0.49	—	—	—	—	9.96	5.17	10,451	0.93	(2)(3)	0.34	(2)(3)	53
03/31/08	9.96	0.02	0.39	0.41	(0.07)	(0.09)	—	(0.16)	10.21	3.96	8,166	0.90	(2)	0.18	(2)	60
Large Cap Growth Portfolio Class 2
03/31/04	5.97	(0.01)	1.86	1.85	—	—	—	—	7.82	30.99	71,204	1.25	(1)	(0.13	)(1)	44
03/31/05	7.82	0.02	0.43	0.45	—	—	—	—	8.27	5.75	78,540	1.19	(1)	0.24	(1)	38
03/31/06	8.27	0.00	1.15	1.15	(0.02)	—	—	(0.02)	9.40	13.89	90,485	1.09	(2)	(0.02	)(2)	54
03/31/07	9.40	0.02	0.46	0.48	—	—	—	—	9.88	5.11	94,990	1.08	(2)(3)	0.19	(2)(3)	53
03/31/08	9.88	0.00	0.38	0.38	(0.05)	(0.09)	—	(0.14)	10.12	3.76	81,642	1.05	(2)	0.03	(2)	60
Large Cap Growth Portfolio Class 3
03/31/04	5.96	(0.02)	1.87	1.85	—	—	—	—	7.81	31.04	5,122	1.35	(1)	(0.24	)(1)	44
03/31/05	7.81	0.02	0.42	0.44	—	—	—	—	8.25	5.63	26,636	1.27	(1)	0.26	(1)	38
03/31/06	8.25	(0.01)	1.15	1.14	(0.01)	—	—	(0.01)	9.38	13.82	77,751	1.19	(2)	(0.12	)(2)	54
03/31/07	9.38	0.01	0.45	0.46	—	—	—	—	9.84	4.90	140,327	1.18	(2)(3)	0.11	(2)(3)	53
03/31/08	9.84	(0.01)	0.39	0.38	(0.05)	(0.09)	—	(0.14)	10.08	3.69	168,979	1.15	(2)	(0.07	)(2)	60

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/04	03/31/05
Large Cap Growth Portfolio Class 1	0.01%	(0.05)%
Large Cap Growth Portfolio Class 2	0.01	(0.05)
Large Cap Growth Portfolio Class 3	0.06	(0.03)

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08
Large Cap Growth Portfolio Class 1	0.00%	0.00%	0.01%
Large Cap Growth Portfolio Class 2	0.00	0.00	0.01
Large Cap Growth Portfolio Class 3	0.00	0.00	0.00

  (3)  Gross custody credit of 0.01%

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Large Cap Composite Portfolio Class 1
03/31/04	$6.87	$0.02	$2.17	$2.19	$(0.02)	$—	$—	$(0.02)	$9.04	31.85%	$4,838	1.10%		0.28%		78%
03/31/05	9.04	0.07	0.44	0.51	(0.02)	—	—	(0.02)	9.53	5.66	4,539	1.10		0.74		58
03/31/06	9.53	0.06	0.97	1.03	(0.07)	—	—	(0.07)	10.49	10.86	3,770	1.10	(2)	0.56	(2)	70
03/31/07	10.49	0.07	1.03	1.10	(0.05)	—	—	(0.05)	11.54	10.54	3,452	1.10	(2)	0.63	(2)	76
03/31/08	11.54	0.09	(0.51)	(0.42)	(0.08)	(0.46)	—	(0.54)	10.58	(4.17)	2,553	1.10	(2)	0.72	(2)	93
Large Cap Composite Portfolio Class 2
03/31/04	6.86	0.01	2.16	2.17	(0.01)	—	—	(0.01)	9.02	31.58	27,637	1.25		0.13		78
03/31/05	9.02	0.06	0.44	0.50	(0.01)	—	—	(0.01)	9.51	5.54	29,038	1.25		0.63		58
03/31/06	9.51	0.04	0.97	1.01	(0.06)	—	—	(0.06)	10.46	10.63	31,059	1.25	(2)	0.42	(2)	70
03/31/07	10.46	0.05	1.04	1.09	(0.04)	—	—	(0.04)	11.51	10.42	34,285	1.25	(2)	0.49	(2)	76
03/31/08	11.51	0.07	(0.51)	(0.44)	(0.06)	(0.46)	—	(0.52)	10.55	(4.31)	26,754	1.25	(2)	0.57	(2)	93
Large Cap Composite Portfolio Class 3
03/31/04	6.86	—	2.15	2.15	—	—	—	—	9.01	31.39	2,095	1.35		0.03		78
03/31/05	9.01	0.06	0.42	0.48	(0.00)	—	—	(0.00)	9.49	5.33	7,393	1.35		0.66		58
03/31/06	9.49	0.03	0.98	1.01	(0.05)	—	—	(0.05)	10.45	10.65	10,919	1.35	(2)	0.33	(2)	70
03/31/07	10.45	0.04	1.04	1.08	(0.03)	—	—	(0.03)	11.50	10.34	13,780	1.35	(2)	0.39	(2)	76
03/31/08	11.50	0.06	(0.52)	(0.46)	(0.05)	(0.46)	—	(0.51)	10.53	(4.48)	14,570	1.35	(2)	0.47	(2)	93

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/04	03/31/05	03/31/06	03/31/07	03/31/08
Large Cap Composite Portfolio Class 1	0.42%	0.17%	0.12%	(0.08)%	0.18%
Large Cap Composite Portfolio Class 2	0.41	0.17	0.11	(0.08)	0.18
Large Cap Composite Portfolio Class 3	0.43	0.16	0.11	(0.08)	0.19

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08
Large Cap Composite Portfolio Class 1	0.00%	0.01%	0.01%
Large Cap Composite Portfolio Class 2	0.00	0.01	0.01
Large Cap Composite Portfolio Class 3	0.00	0.01	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Large Cap Value Portfolio Class 1
03/31/04	$7.80	$0.12	$2.92	$3.04	$(0.09)	$—	$—	$(0.09)	$10.75	39.01%	$13,865	1.10	%(1)	1.20	%(1)	29%
03/31/05	10.75	0.14	0.86	1.00	(0.09)	—	—	(0.09)	11.66	9.30	14,815	0.96	(1)	1.26	(1)	32
03/31/06	11.66	0.17	1.26	1.43	(0.12)	(0.07)	—	(0.19)	12.90	12.31	15,219	0.95	(2)	1.38	(2)	39
03/31/07	12.90	0.20	1.77	1.97	(0.13)	(0.45)	—	(0.58)	14.29	15.33	17,408	0.90	(2)	1.47	(2)	34
03/31/08	14.29	0.24	(1.03)	(0.79)	(0.17)	(0.54)	—	(0.71)	12.79	(6.05)	13,278	0.89	(2)	1.64	(2)	37
Large Cap Value Portfolio Class 2
03/31/04	7.78	0.10	2.92	3.02	(0.07)	—	—	(0.07)	10.73	38.93	92,112	1.25	(1)	1.04	(1)	29
03/31/05	10.73	0.12	0.86	0.98	(0.07)	—	—	(0.07)	11.64	9.18	109,563	1.11	(1)	1.11	(1)	32
03/31/06	11.64	0.15	1.25	1.40	(0.10)	(0.07)	—	(0.17)	12.87	12.09	115,372	1.10	(2)	1.23	(2)	39
03/31/07	12.87	0.18	1.77	1.95	(0.11)	(0.45)	—	(0.56)	14.26	15.22	129,525	1.05	(2)	1.32	(2)	34
03/31/08	14.26	0.22	(1.04)	(0.82)	(0.14)	(0.54)	—	(0.68)	12.76	(6.20)	96,771	1.04	(2)	1.49	(2)	37
Large Cap Value Portfolio Class 3
03/31/04	7.78	0.08	2.93	3.01	(0.07)	—	—	(0.07)	10.72	38.76	5,528	1.35	(1)	0.87	(1)	29
03/31/05	10.72	0.11	0.86	0.97	(0.06)	—	—	(0.06)	11.63	9.08	32,460	1.20	(1)	1.03	(1)	32
03/31/06	11.63	0.13	1.26	1.39	(0.09)	(0.07)	—	(0.16)	12.86	12.00	85,913	1.20	(2)	1.14	(2)	39
03/31/07	12.86	0.16	1.77	1.93	(0.10)	(0.45)	—	(0.55)	14.24	15.06	189,817	1.15	(2)	1.23	(2)	34
03/31/08	14.24	0.20	(1.03)	(0.83)	(0.13)	(0.54)	—	(0.67)	12.74	(6.29)	253,167	1.14	(2)	1.42	(2)	37
Mid Cap Growth Portfolio Class 1
03/31/04	7.68	(0.07)	4.03	3.96	—	—	—	—	11.64	51.56	15,233	1.15	(1)	(0.74	)(1)	97
03/31/05	11.64	(0.07)	0.64	0.57	—	—	—	—	12.21	4.90	15,484	1.13	(1)	(0.63	)(1)	81
03/31/06	12.21	(0.02)	3.05	3.03	—	(0.42)	—	(0.42)	14.82	25.04	14,981	1.04	(2)	(0.18	)(2)	86
03/31/07	14.82	(0.03)	1.00	0.97	—	(1.03)	—	(1.03)	14.76	6.78	13,109	1.01	(2)	(0.23	)(2)	71
03/31/08	14.76	(0.04)	(0.10)	(0.14)	—	(1.41)	—	(1.41)	13.21	(2.17)	8,995	1.02	(2)	(0.27	)(2)	68
Mid Cap Growth Portfolio Class 2
03/31/04	7.65	(0.09)	4.02	3.93	—	—	—	—	11.58	51.37	69,968	1.30	(1)	(0.89	)(1)	97
03/31/05	11.58	(0.09)	0.63	0.54	—	—	—	—	12.12	4.66	77,433	1.28	(1)	(0.78	)(1)	81
03/31/06	12.12	(0.04)	3.04	3.00	—	(0.42)	—	(0.42)	14.70	24.98	96,349	1.19	(2)	(0.30	)(2)	86
03/31/07	14.70	(0.05)	0.98	0.93	—	(1.03)	—	(1.03)	14.60	6.55	92,566	1.16	(2)	(0.37	)(2)	71
03/31/08	14.60	(0.06)	(0.10)	(0.16)	—	(1.41)	—	(1.41)	13.03	(2.34)	74,517	1.17	(2)	(0.42	)(2)	68
Mid Cap Growth Portfolio Class 3
03/31/04	7.65	(0.10)	4.01	3.91	—	—	—	—	11.56	51.11	5,917	1.40	(1)	(1.07	)(1)	97
03/31/05	11.56	(0.09)	0.62	0.53	—	—	—	—	12.09	4.58	24,891	1.37	(1)	(0.85	)(1)	81
03/31/06	12.09	(0.05)	3.02	2.97	—	(0.42)	—	(0.42)	14.64	24.79	45,247	1.29	(2)	(0.38	)(2)	86
03/31/07	14.64	(0.07)	0.99	0.92	—	(1.03)	—	(1.03)	14.53	6.51	58,718	1.26	(2)	(0.46	)(2)	71
03/31/08	14.53	(0.08)	(0.09)	(0.17)	—	(1.41)	—	(1.41)	12.95	(2.42)	67,692	1.27	(2)	(0.51	)(2)	68

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/04	03/31/05
Large Cap Value Portfolio Class 1	(0.03)%	(0.00)%
Large Cap Value Portfolio Class 2	(0.03)	(0.00)
Large Cap Value Portfolio Class 3	0.01	(0.00)
Mid Cap Growth Portfolio Class 1	0.03	(0.08)
Mid Cap Growth Portfolio Class 2	0.03	(0.08)
Mid Cap Growth Portfolio Class 3	0.06	(0.08)

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08
Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%
Large Cap Value Portfolio Class 2	0.00	0.00	0.00
Large Cap Value Portfolio Class 3	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 1	0.00	0.00	0.02
Mid Cap Growth Portfolio Class 2	0.00	0.00	0.02
Mid Cap Growth Portfolio Class 3	0.00	0.00	0.02

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Mid Cap Value Portfolio Class 1
03/31/04	$10.61	$0.10	$4.80	$4.90	$(0.10)	$(0.01)	$—	$(0.11)	$15.40	46.29%	$14,034	1.15	%(1)	0.69	%(1)	50%
03/31/05	15.40	0.12	2.59	2.71	(0.07)	(0.30)	—	(0.37)	17.74	17.69	15,887	1.03	(1)	0.77	(1)	42
03/31/06	17.74	0.17	2.60	2.77	(0.11)	(1.16)	—	(1.27)	19.24	15.99	17,245	1.02		0.92		46
03/31/07	19.24	0.16	2.59	2.75	(0.14)	(1.89)	—	(2.03)	19.96	14.73	16,234	0.97		0.83		46
03/31/08	19.96	0.16	(2.65)	(2.49)	(0.15)	(1.79)	—	(1.94)	15.53	(13.50)	10,716	0.99	(2)	0.84	(2)	61
Mid Cap Value Portfolio Class 2
03/31/04	10.59	0.08	4.79	4.87	(0.08)	(0.01)	—	(0.09)	15.37	46.09	85,682	1.30	(1)	0.53	(1)	50
03/31/05	15.37	0.10	2.58	2.68	(0.05)	(0.30)	—	(0.35)	17.70	17.52	118,416	1.18	(1)	0.63	(1)	42
03/31/06	17.70	0.14	2.60	2.74	(0.09)	(1.16)	—	(1.25)	19.19	15.82	124,641	1.17		0.77		46
03/31/07	19.19	0.13	2.57	2.70	(0.11)	(1.89)	—	(2.00)	19.89	14.50	127,417	1.12		0.68		46
03/31/08	19.89	0.13	(2.64)	(2.51)	(0.12)	(1.79)	—	(1.91)	15.47	(13.64)	84,364	1.14	(2)	0.68	(2)	61
Mid Cap Value Portfolio Class 3
03/31/04	10.59	0.05	4.80	4.85	(0.08)	(0.01)	—	(0.09)	15.35	45.86	5,435	1.40	(1)	0.37	(1)	50
03/31/05	15.35	0.09	2.56	2.65	(0.03)	(0.30)	—	(0.33)	17.67	17.37	30,602	1.26	(1)	0.58	(1)	42
03/31/06	17.67	0.12	2.60	2.72	(0.07)	(1.16)	—	(1.23)	19.16	15.74	54,833	1.27		0.69		46
03/31/07	19.16	0.11	2.57	2.68	(0.09)	(1.89)	—	(1.98)	19.86	14.43	70,308	1.22		0.59		46
03/31/08	19.86	0.11	(2.64)	(2.53)	(0.10)	(1.79)	—	(1.89)	15.44	(13.75)	100,286	1.24	(2)	0.63	(2)	61
Small Cap Portfolio Class 1
03/31/04	6.01	(0.04)	2.96	2.92	—	—	—	—	8.93	48.59	11,129	1.15	(1)	(0.52	)(1)	134
03/31/05	8.93	(0.04)	0.14	0.10	—	—	—	—	9.03	1.12	9,664	1.15	(1)	(0.48	)(1)	134
03/31/06	9.03	0.00	1.78	1.78	—	(0.08)	—	(0.08)	10.73	19.82	11,829	1.15	(1)(2)	0.01	(1)(2)	85
03/31/07	10.73	0.01	0.71	0.72	—	(0.48)	—	(0.48)	10.97	6.82	9,502	1.10	(1)(2)	0.31	(1)(2)	153
03/31/08	10.97	0.01	(1.71)	(1.70)	—	(0.78)	—	(0.78)	8.49	(16.33)	6,140	1.09	(2)	0.11	(2)	126
Small Cap Portfolio Class 2
03/31/04	5.99	(0.05)	2.95	2.90	—	—	—	—	8.89	48.41	62,201	1.30	(1)	(0.67	)(1)	134
03/31/05	8.89	(0.05)	0.13	0.08	—	—	—	—	8.97	0.90	66,999	1.30	(1)	(0.62	)(1)	134
03/31/06	8.97	(0.01)	1.76	1.75	—	(0.08)	—	(0.08)	10.64	19.62	79,997	1.30	(1)(2)	(0.15	)(1)(2)	85
03/31/07	10.64	(0.01)	0.70	0.69	—	(0.48)	—	(0.48)	10.85	6.59	79,374	1.25	(1)(2)	0.16	(1)(2)	153
03/31/08	10.85	0.00	(1.68)	(1.68)	—	(0.78)	—	(0.78)	8.39	(16.33)	54,909	1.24	(2)	(0.04	)(2)	126
Small Cap Portfolio Class 3
03/31/04	5.99	(0.05)	2.93	2.88	—	—	—	—	8.87	48.08	5,609	1.40	(1)	(0.72	)(1)	134
03/31/05	8.87	(0.05)	0.12	0.07	—	—	—	—	8.94	0.79	25,076	1.40	(1)	(0.66	)(1)	134
03/31/06	8.94	(0.02)	1.76	1.74	—	(0.08)	—	(0.08)	10.60	19.57	64,565	1.40	(1)(2)	(0.23	)(1)(2)	85
03/31/07	10.60	(0.02)	0.70	0.68	—	(0.48)	—	(0.48)	10.80	6.52	120,341	1.35	(1)(2)	0.06	(1)(2)	153
03/31/08	10.80	(0.01)	(1.68)	(1.69)	—	(0.78)	—	(0.78)	8.33	(16.50)	127,947	1.34	(2)	(0.12	)(2)	126

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/04	03/31/05	03/31/06	03/31/07
Mid Cap Value Portfolio Class 1	(0.00)%	(0.02)%	—%	—%
Mid Cap Value Portfolio Class 2	(0.01)	(0.02)	—	—
Mid Cap Value Portfolio Class 3	0.03	(0.01)	—	—
Small Cap Portfolio Class 1	0.06	(0.08)	0.02	0.03
Small Cap Portfolio Class 2	0.06	(0.08)	0.02	0.03
Small Cap Portfolio Class 3	0.08	(0.08)	0.02	0.03

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08
Mid Cap Value Class 1	—%	—%	0.00%
Mid Cap Value Class 2	—	—	0.00
Mid Cap Value Class 3	—	—	0.00
Small Cap Portfolio Class 1	0.00	0.03	0.02
Small Cap Portfolio Class 2	0.00	0.03	0.02
Small Cap Portfolio Class 3	0.00	0.03	0.02

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
International Equity Portfolio Class 1
03/31/04	$5.12	$0.04	$2.66	$2.70	$(0.07)	$—	$—	$(0.07)	$7.75	52.92%	$7,794	1.30	%(1)	0.64	%(1)	50%
03/31/05	7.75	0.04	0.83	0.87	(0.10)	—	—	(0.10)	8.52	11.28	8,650	1.30	(1)	0.57	(1)	84
03/31/06	8.52	0.09	2.11	2.20	(0.05)	(0.14)	—	(0.19)	10.53	25.99	12,326	1.30	(1)	0.97	(1)	71
03/31/07	10.53	0.13	1.70	1.83	(0.06)	(0.39)	—	(0.45)	11.91	17.67	14,765	1.29	(1)(4)	1.16	(1)(4)	80
03/31/08	11.91	0.17	(0.58)	(0.41)	(0.11)	(0.71)	—	(0.82)	10.68	(4.33)	13,015	1.18	(4)	1.38	(4)	83
International Equity Portfolio Class 2
03/31/04	5.12	0.03	2.65	2.68	(0.06)	—	—	(0.06)	7.74	52.53	58,220	1.45	(1)	0.45	(1)	50
03/31/05	7.74	0.03	0.83	0.86	(0.09)	—	—	(0.09)	8.51	11.16	85,852	1.45	(1)	0.41	(1)	84
03/31/06	8.51	0.07	2.12	2.19	(0.04)	(0.14)	—	(0.18)	10.52	25.86	118,834	1.45	(1)	0.82	(1)	71
03/31/07	10.52	0.11	1.69	1.80	(0.05)	(0.39)	—	(0.44)	11.88	17.36	154,690	1.44	(1)(4)	1.01	(1)(4)	80
03/31/08	11.88	0.15	(0.57)	(0.42)	(0.09)	(0.71)	—	(0.80)	10.66	(4.37)	120,816	1.33	(4)	1.25	(4)	83
International Equity Portfolio Class 3
03/31/04	5.12	0.04	2.63	2.67	(0.06)	—	—	(0.06)	7.73	52.29	4,277	1.55	(1)	0.66	(1)	50
03/31/05	7.73	0.02	0.83	0.85	(0.08)	—	—	(0.08)	8.50	11.07	27,288	1.55	(1)	0.28	(1)	84
03/31/06	8.50	0.05	2.12	2.17	(0.03)	(0.14)	—	(0.17)	10.50	25.66	102,098	1.55	(1)	0.53	(1)	71
03/31/07	10.50	0.09	1.70	1.79	(0.04)	(0.39)	—	(0.43)	11.86	17.29	218,009	1.54	(1)(4)	0.80	(1)(4)	80
03/31/08	11.86	0.12	(0.56)	(0.44)	(0.08)	(0.71)	—	(0.79)	10.63	(4.55)	276,852	1.43	(4)	1.04	(4)	83
Diversified Fixed Income Portfolio Class 1
03/31/04	10.70	0.35	0.19	0.54	(0.27)	—	—	(0.27)	10.97	5.11	13,922	0.90	(1)	3.15	(1)	109	(2)
03/31/05	10.97	0.39	(0.36)	0.03	(0.33)	(0.01)	—	(0.34)	10.66	0.22	11,137	0.84		3.57		88	(2)
03/31/06	10.66	0.39	(0.24)	0.15	(0.34)	(0.05)	—	(0.39)	10.42	1.36 (3)	10,595	0.83		3.67		94
03/31/07	10.42	0.45	0.15	0.60	(0.33)	0.00	—	(0.33)	10.69	5.81	9,479	0.80		4.19		108
03/31/08	10.69	0.47	0.29	0.76	(0.36)	—	—	(0.36)	11.09	7.24	7,757	0.82		4.30		118
Diversified Fixed Income Portfolio Class 2
03/31/04	10.68	0.33	0.19	0.52	(0.25)	—	—	(0.25)	10.95	4.97	138,125	1.05	(1)	3.01	(1)	109	(2)
03/31/05	10.95	0.37	(0.35)	0.02	(0.32)	(0.01)	—	(0.33)	10.64	0.07	122,693	0.99		3.42		88	(2)
03/31/06	10.64	0.38	(0.25)	0.13	(0.32)	(0.05)	—	(0.37)	10.40	1.21 (3)	108,491	0.98		3.52		94
03/31/07	10.40	0.42	0.16	0.58	(0.31)	0.00	—	(0.31)	10.67	5.66	101,549	0.95		4.05		108
03/31/08	10.67	0.45	0.30	0.75	(0.35)	—	—	(0.35)	11.07	7.10	114,521	0.97		4.13		118
Diversified Fixed Income Portfolio Class 3
03/31/04	10.67	0.29	0.22	0.51	(0.25)	—	—	(0.25)	10.93	4.84	9,120	1.15	(1)	2.99	(1)	109	(2)
03/31/05	10.93	0.34	(0.34)	—	(0.30)	(0.01)	—	(0.31)	10.62	(0.03)	32,192	1.09		3.31		88	(2)
03/31/06	10.62	0.35	(0.23)	0.12	(0.31)	(0.05)	—	(0.36)	10.38	1.11 (3)	72,452	1.08		3.44		94
03/31/07	10.38	0.40	0.17	0.57	(0.30)	0.00	—	(0.30)	10.65	5.57	123,975	1.05		3.96		108
03/31/08	10.65	0.43	0.30	0.73	(0.34)	—	—	(0.34)	11.04	6.92	202,406	1.07		4.01		118

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/04	03/31/05	03/31/06	03/31/07
International Equity Portfolio Class 1	0.31%	(0.00)%	0.03%	(0.04)%
International Equity Portfolio Class 2	0.30	(0.00)	0.03	(0.04)
International Equity Portfolio Class 3	0.30	(0.00)	0.03	(0.05)
Diversified Fixed Income Portfolio Class 1	(0.03)	—	—	—
Diversified Fixed Income Portfolio Class 2	(0.02)	—	—	—
Diversified Fixed Income Portfolio Class 3	(0.01)	—	—	—

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2004	2005
Diversified Fixed Income Portfolio	106%	82%

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

  (4)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08
International Equity Portfolio Class 1	0.00%	0.00%
International Equity Portfolio Class 2	0.00	0.00
International Equity Portfolio Class 3	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Strategic Fixed Income Portfolio Class 3
02/14/05- 03/31/05†	$10.00	$0.04	$(0.38)	$(0.34)	$—	$—	$—	$—	$9.66	(3.40)%		$17,193	1.55	%#(1)	3.59	%#(1)	5%
03/31/06	9.66	0.48	0.23	0.71	(0.29)	(0.01)	—	(0.30)	10.07	7.45		48,116	1.47	(1)	4.59	(1)(2)	42
03/31/07	10.07	0.52	0.29	0.81	(0.38)	(0.01)	—	(0.39)	10.49	8.07		97,104	1.21	(2)	5.21	(2)	91
03/31/08	10.49	0.57	(0.59)	(0.02)	(0.53)	(0.06)	—	(0.59)	9.88	(0.29)		130,564	1.26	(2)	5.59	(2)	102
Cash Management Portfolio Class 1
03/31/04	10.84	0.04	—	0.04	(0.09)	—	—	(0.09)	10.79	0.37		7,384	0.80	(1)	0.33	(1)	—
03/31/05	10.79	0.11	0.00	0.11	(0.04)	—	—	(0.04)	10.86	0.99		4,637	0.71	(1)	0.95	(1)	—
03/31/06	10.86	0.35	(0.01)	0.34	(0.13)	—	—	(0.13)	11.07	3.13		4,927	0.63	(1)(2)	3.11	(1)(2)	—
03/31/07	11.07	0.52	0.01	0.53	(0.29)	0.00	—	(0.29)	11.31	4.79	(3)	6,967	0.56		4.68		—
03/31/08	11.31	0.50	(0.10)	0.40	(0.48)	—	—	(0.48)	11.23	3.56		9,459	0.56		4.40		—
Cash Management Portfolio Class 2
03/31/04	10.82	0.02	—	0.02	(0.07)	—	—	(0.07)	10.77	0.22		54,276	0.95	(1)	0.18	(1)	—
03/31/05	10.77	0.09	0.00	0.09	(0.02)	—	—	(0.02)	10.84	0.84		47,494	0.86	(1)	0.82	(1)	—
03/31/06	10.84	0.33	(0.01)	0.32	(0.11)	—	—	(0.11)	11.05	2.98		38,397	0.78	(1)(2)	2.93	(1)(2)	—
03/31/07	11.05	0.51	0.00	0.51	(0.27)	0.00	—	(0.27)	11.29	4.64	(3)	51,617	0.70		4.55		—
03/31/08	11.29	0.48	(0.10)	0.38	(0.46)	—	—	(0.46)	11.21	3.41		65,845	0.71		4.25		—
Cash Management Portfolio Class 3
03/31/04	10.82	0.01	—	0.01	(0.07)	—	—	(0.07)	10.76	0.09		6,224	1.05	(1)	0.06	(1)	—
03/31/05	10.76	0.09	(0.01)	0.08	(0.01)	—	—	(0.01)	10.83	0.74		12,284	0.97	(1)	0.82	(1)	—
03/31/06	10.83	0.32	(0.01)	0.31	(0.10)	—	—	(0.10)	11.04	2.88		21,357	0.87	(1)(2)	2.95	(1)(2)	—
03/31/07	11.04	0.49	0.01	0.50	(0.26)	0.00	—	(0.26)	11.28	4.55	(3)	49,737	0.81		4.46		—
03/31/08	11.28	0.49	(0.12)	0.37	(0.45)	—	—	(0.45)	11.20	3.32		53,210	0.81		4.27		—

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  †  Commencement of Operations

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/04	03/31/05	03/31/06
Strategic Fixed Income Portfolio Class 3	—%	1.41%	(0.09)%
Cash Management Portfolio Class 1	(0.03)	0.00	0.03
Cash Management Portfolio Class 2	(0.03)	0.00	0.03
Cash Management Portfolio Class 3	(0.01)	0.00	0.03

  (2)  Gross of Custody Credits of 0.01%

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Focus Growth Portfolio Class 1
03/31/04	$5.49	$(0.05)	$2.48	$2.43	$—	$—	$—	$—	$7.92	44.26%	$8,170	1.30	%(1)	(0.66	)%(1)	90%
03/31/05	7.92	0.00	(0.32)	(0.32)	—	—	—	—	7.60	(4.04)	6,504	1.30	(1)	0.03	(1)	200
03/31/06	7.60	(0.05)	1.55	1.50	—	—	—	—	9.10	19.74	7,907	1.17	(1)(2)	(0.59	)(1)(2)	102
03/31/07	9.10	(0.03)	0.05	0.02	—	—	—	—	9.12	0.22	4,423	1.11	(1)(2)(3)	(0.30	)(1)(2)(3)	120
03/31/08	9.12	(0.04)	0.34	0.30	—	—	—	—	9.42	3.29	3,387	1.13	(2)	(0.35	)(2)	126
Focus Growth Portfolio Class 2
03/31/04	5.47	(0.06)	2.47	2.41	—	—	—	—	7.88	44.06	68,443	1.45	(1)	(0.81	)(1)	90
03/31/05	7.88	(0.01)	(0.32)	(0.33)	—	—	—	—	7.55	(4.19)	67,731	1.45	(1)	(0.10	)(1)	200
03/31/06	7.55	(0.06)	1.54	1.48	—	—	—	—	9.03	19.60	73,281	1.32	(1)(2)	(0.74	)(1)(2)	102
03/31/07	9.03	(0.04)	0.04	0.00	—	—	—	—	9.03	0.00	62,866	1.25	(1)(2)(3)	(0.48	)(1)(2)(3)	120
03/31/08	9.03	(0.05)	0.34	0.29	—	—	—	—	9.32	3.21	58,266	1.29	(2)	(0.50	)(2)	126
Focus Growth Portfolio Class 3
03/31/04	5.47	(0.05)	2.45	2.40	—	—	—	—	7.87	43.88	6,775	1.55	(1)	(0.75	)(1)	90
03/31/05	7.87	(0.00)	(0.34)	(0.34)	—	—	—	—	7.53	(4.32)	21,909	1.55	(1)	(0.07	)(1)	200
03/31/06	7.53	(0.07)	1.54	1.47	—	—	—	—	9.00	19.52	39,589	1.41	(1)(2)	(0.81	)(1)(2)	102
03/31/07	9.00	(0.05)	0.04	(0.01)	—	—	—	—	8.99	(0.11)	52,391	1.35	(1)(2)(3)	(0.59	)(1)(2)(3)	120
03/31/08	8.99	(0.06)	0.34	0.28	—	—	—	—	9.27	3.11	54,728	1.39	(2)	(0.61	)(2)	126

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/04	03/31/05	03/31/06	03/31/07
Focus Growth Portfolio Class 1	0.05%	(0.09)%	(0.03)%	0.00%
Focus Growth Portfolio Class 2	0.05	(0.09)	(0.03)	0.00
Focus Growth Portfolio Class 3	0.08	(0.09)	(0.03)	0.00

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08
Focus Growth Portfolio Class 1	0.00%	0.01%	0.01%
Focus Growth Portfolio Class 2	0.00	0.01	0.01
Focus Growth Portfolio Class 3	0.00	0.01	0.01

  (3)  Gross of custody credit of 0.01%.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Focus TechNet Portfolio Class 2
03/31/04	$2.84	$(0.07)	$2.30	$2.23	$—	$—	$—	$—	$5.07	78.52%		$31,718	1.65%		(1.55)%		183%
03/31/05	5.07	(0.06)	0.01	(0.05)	—	—	—	—	5.02	(0.99)		27,909	1.65		(1.16)		155
03/31/06	5.02	(0.08)	1.48	1.40	—	—	—	—	6.42	27.89		36,331	1.65		(1.31)		116
03/31/07	6.42	(0.08)	(0.03)	(0.11)	—	(0.21)	—	(0.21)	6.10	(1.76)		24,613	1.65		(1.37)		81
03/31/08	6.10	(0.09)	(0.26)	(0.35)	—	—	—	—	5.75	(5.74)		20,978	1.59	(2)	(1.31	)(2)	156
Focus TechNet Portfolio Class 3
03/31/04	2.84	(0.07)	2.30	2.23	—	—	—	—	5.07	78.52		3,830	1.75		(1.70)		183
03/31/05	5.07	(0.06)	0.00	(0.06)	—	—	—	—	5.01	(1.18)		11,321	1.75		(1.15)		155
03/31/06	5.01	(0.08)	1.47	1.39	—	—	—	—	6.40	27.74		19,386	1.75		(1.41)		116
03/31/07	6.40	(0.09)	(0.03)	(0.12)	—	(0.21)	—	(0.21)	6.07	(1.92)		18,436	1.75		(1.47)		81
03/31/08	6.07	(0.09)	(0.26)	(0.35)	—	—	—	—	5.72	(5.77)		19,501	1.68	(2)	(1.40	)(2)	156
Focus Growth and Income Portfolio Class 2
03/31/04	6.78	(0.03)	2.53	2.50	—	—	—	—	9.28	36.87		49,277	1.45		(0.35)		84
03/31/05	9.28	0.02	0.03	0.05	—	—	—	—	9.33	0.54		49,049	1.45		0.18		77
03/31/06	9.33	0.09	1.21	1.30	(0.02)	—	—	(0.02)	10.61	13.96		48,297	1.42		0.94		164
03/31/07	10.61	0.06	1.49	1.55	(0.10)	(0.55)	—	(0.65)	11.51	14.68		52,060	1.30		0.58		151
03/31/08	11.51	0.02	(0.98)	(0.96)	(0.06)	(1.59)	—	(1.65)	8.90	(10.66)		38,215	1.33	(2)	0.17	(2)	248
Focus Growth and Income Portfolio Class 3
03/31/04	6.78	(0.03)	2.52	2.49	—	—	—	—	9.27	36.73		6,855	1.55		(0.35)		84
03/31/05	9.27	0.01	0.02	0.03	—	—	—	—	9.30	0.32		22,063	1.55		0.16		77
03/31/06	9.30	0.08	1.21	1.29	(0.01)	—	—	(0.01)	10.58	13.90		27,151	1.52		0.85		164
03/31/07	10.58	0.05	1.49	1.54	(0.09)	(0.55)	—	(0.64)	11.48	14.63		34,685	1.39		0.47		151
03/31/08	11.48	0.01	(0.97)	(0.96)	(0.05)	(1.59)	—	(1.64)	8.88	(10.68)		32,826	1.43	(2)	0.06	(2)	248
Focus Value Portfolio Class 2
03/31/04	8.77	0.15	4.19	4.34	—	—	—	—	13.11	49.49		49,022	1.45		1.34		165
03/31/05	13.11	0.05	1.45	1.50	(0.09)	(0.69)	—	(0.78)	13.83	11.66		67,250	1.45		0.36		130
03/31/06	13.83	0.06	1.97	2.03	(0.01)	(0.60)	—	(0.61)	15.25	14.92		73,413	1.39		0.45		152
03/31/07	15.25	0.17	2.83	3.00	(0.05)	(0.37)	—	(0.42)	17.83	19.78		86,877	1.27	(2)	1.01	(2)	70
03/31/08	17.83	0.23	(1.13)	(0.90)	(0.14)	(1.82)	—	(1.96)	14.97	(6.29	)(3)	69,468	1.27	(2)	1.28	(2)	87
Focus Value Portfolio Class 3
03/31/04	8.77	0.09	4.23	4.32	—	—	—	—	13.09	49.26		4,494	1.55		0.87		165
03/31/05	13.09	0.03	1.46	1.49	(0.08)	(0.69)	—	(0.77)	13.81	11.58		21,657	1.55		0.25		130
03/31/06	13.81	0.05	1.96	2.01	—	(0.60)	—	(0.60)	15.22	14.78		41,737	1.48		0.37		152
03/31/07	15.22	0.15	2.84	2.99	(0.04)	(0.37)	—	(0.41)	17.80	19.72		73,769	1.36	(2)	0.91	(2)	70
03/31/08	17.80	0.21	(1.12)	(0.91)	(0.13)	(1.82)	—	(1.95)	14.94	(6.38	)(3)	88,961	1.38	(2)	1.19	(2)	87

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/04	03/31/05	03/31/06	03/31/07	03/31/08
Focus TechNet Portfolio Class 2	0.52%	0.17%	(0.06)%	0.06%	0.03%
Focus TechNet Portfolio Class 3	0.52	0.19	(0.07)	0.06	0.04
Focus Growth and Income Portfolio Class 2	0.25	(0.01)	(0.10)	0.00	—
Focus Growth and Income Portfolio Class 3	0.27	(0.01)	(0.10)	0.00	—
Focus Value Portfolio Class 2	0.25	(0.02)	(0.07)	0.00	—
Focus Value Portfolio Class 3	0.27	(0.02)	(0.07)	0.00	—

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08
Focus TechNet Portfolio Class 2	—%	0.01%
Focus TechNet Portfolio Class 3	—	0.01
Focus Growth and Income Portfolio Class 2	—	0.04
Focus Growth and Income Portfolio Class 3	—	0.05
Focus Value Portfolio Class 2	0.00	0.02
Focus Value Portfolio Class 3	0.00	0.02

  (3)  The Portfolio's performance figure was increased by 0.56% from gains realized on the disposal of investments in violation of investment restrictions. (Note 5)

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
Allocation Growth Portfolio Class 3
02/14/05- 03/31/05†	$10.00	$(0.00)	$(0.15)	$(0.15)	$—	$—	$—	$—	$9.85	(1.50)%	$5,308	0.35	%#(1)	(0.35	)%#(1)	1%
03/31/06	9.85	0.02	1.62	1.64	(0.05)	(0.01)	—	(0.06)	11.43	16.61	63,384	0.34	(1)(3)	0.21	(1)(3)	24
03/31/07	11.43	0.04	1.26	1.30	—	(0.05)	—	(0.05)	12.68	11.36	180,221	0.14	(1)(4)	0.38	(1)(4)	9
03/31/08	12.68	0.16	(0.85)	(0.69)	(0.13)	(0.22)	—	(0.35)	11.64	(5.68)	195,554	0.16		0.52		19
Allocation Moderate Growth Portfolio Class 3
02/14/05- 03/31/05†	10.00	(0.00)	(0.17)	(0.17)	—	—	—	—	9.83	(1.70)	3,314	0.35	#(1)	(0.35	)#(1)	5
03/31/06	9.83	0.08	1.34	1.42	(0.09)	(0.01)	—	(0.10)	11.15	14.40	99,205	0.28	(3)	0.82	(3)	21
03/31/07	11.15	0.10	1.08	1.18	—	(0.04)	—	(0.04)	12.29	10.62	259,625	0.13	(1)(4)	0.89	(1)(4)	11
03/31/08	12.29	0.34	(0.80)	(0.46)	(0.12)	(0.16)	—	(0.28)	11.55	(3.98)	428,731	0.14	(4)	1.15	(4)	13
Allocation Moderate Portfolio Class 3
02/14/05- 03/31/05†	10.00	(0.00)	(0.15)	(0.15)	—	—	—	—	9.85	(1.50)	3,388	0.35	#(1)	(0.35	)#(1)	0
03/31/06	9.85	0.15	1.02	1.17	(0.11)	(0.03)	—	(0.14)	10.88	11.93	69,582	0.31	(1)(3)	1.12	(1)(3)	29
03/31/07	10.88	0.15	0.92	1.07	—	(0.05)	—	(0.05)	11.90	9.82	169,941	0.14	(1)(4)	1.38	(1)(4)	17
03/31/08	11.90	0.49	(0.75)	(0.26)	(0.15)	(0.21)	—	(0.36)	11.28	(2.46)	236,123	0.16		1.70		24
Allocation Balanced Portfolio Class 3
02/14/05- 03/31/05†	10.00	(0.00)	(0.14)	(0.14)	—	—	—	—	9.86	(1.40)	3,958	0.35	#(1)	(0.35	)#(1)	0
03/31/06	9.86	0.14	0.54	0.68	(0.14)	(0.09)	—	(0.23)	10.54	9.29	40,900	0.35	(1)(3)	1.42	(1)(3)	67
03/31/07	10.54	0.18	0.76	0.94	—	(0.09)	—	(0.09)	11.39	8.89	82,257	0.19	(1)(4)	1.66	(1)(4)	15
03/31/08	11.39	0.24	(0.32)	(0.08)	(0.15)	(0.15)	—	(0.30)	11.01	(0.81)	122,746	0.19		2.09		23

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and reductions.

  †  Commencement of Operations

  #  Annualized

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/05#	03/31/06	03/31/07
Allocation Growth Portfolio Class 3	4.37%	(0.05)%	0.00%
Allocation Moderate Growth Portfolio Class 3	5.58	—	0.00
Allocation Moderate Portfolio Class 3	5.32	(0.04)	0.00
Allocation Balanced Portfolio Class 3	5.45	0.00	0.02

  (2)  Does not include underlying fund expenses that the Portfolios bear indirectly.

  (3)  Gross of Custody Credits of 0.02%, 0.02%, 0.01% and 0.01% for Allocation Growth, Allocation Moderate Growth, Allocation Moderate and Allocation Balanced Portfolios.

  (4)  Gross of Custody Credits of 0.01%

See Notes to Financial Statements

SEASONS SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Seasons Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the twenty-four portfolios constituting Seasons Series Trust (the "Trust") at March 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas
May 27, 2008

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS
March 31, 2008(unaudited)

At a meeting held on October 2, 2007, the Board of Trustees (the "Board"), including the Trustees that are not interested persons of Seasons Series Trust (the "Trust"), as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between AIG SunAmerica Asset Management Corp. ("AIG SAAMCo") and the Trust (the "Advisory Agreement") and the continuation and amendment1 of the subadvisory agreements between AIG SAAMCo and each of the following subadvisers (the "Subadvisory Agreements"): AIG Global Investment Corp. ("AIGGIC"), BAMCO, Inc. ("BAMCO"), Columbia Management Advisors, LLC ("CMA"), Franklin Advisers, Inc. ("Franklin Advisers"), Goldman Sachs Asset Management, L.P. ("GSAM"), Goldman Sachs Asset Management International ("GSAM Int'l"), Ibbotson Associates Advisors, LLC ("Ibbotson"), Janus Capital Management LLC ("Janus"), J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Lord, Abbett & Co. LLC ("Lord Abbett"), Marsico Capital Management, LLC ("Marsico"), Northern Trust Investments, N.A. ("Northern Trust"), RCM Capital Management LLC ("RCM"), T. Rowe Price Associates, Inc. ("T. Rowe Price"), Third Avenue Management LLC ("Third Avenue"), Thornburg Investment Management, Inc. ("Thornburg") and Wellington Management Company, LLP ("Wellington") (collectively referred to as the "Subadvisers" and each a "Subadviser"). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the "Advisory Contracts."

In addition, the Board considered that the existing Subadvisory Agreement between AIG SAAMCo and Marsico would terminate upon the effective date of a change of control transaction in which Marsico is to be acquired from Bank of America, Inc. by Thomas Marsico. The closing of this transaction occurred on December 14, 2007, upon which the existing Subadvisory Agreement terminated and the new Subadvisory Agreement became effective. A representative from Marsico provided information and commentary on the change of control transaction.

In connection with the approval of Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided or to be provided (as the case may be) by AIG SAAMCo and the Subadvisers; (2) the size and structure of the advisory/subadvisory fees and other material payments made to AIG SAAMCo and the Subadvisers in connection with their management of the Trust's Portfolios; (3) the investment performance of the Portfolios, if any, compared to performance of comparable funds as selected by an independent third-party provider of investment company data ("Performance Group/Universe") and against benchmarks and/or indices; (4) the costs of services and the benefits potentially derived by AIG SAAMCo and the Subadvisers; (5) the terms of the Advisory Contracts; (6) whether the Portfolios will benefit from possible economies of scale; (7) the organizational capability and financial condition of AIG SAAMCo and the Subadvisers and their affiliates; and (8) information regarding AIG SAAMCo's and the Subadvisers' compliance and regulatory history. In addition, the Board considered (a) the organization capability and financial condition of AIG SAAMCo and the Subadvisers; (b) the historical relationship between the Trust and AIG SAAMCo; (c) the possibility that services of the type required by the Trust might be better obtained from other organizations; and (d) the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

The Independent Trustees were separately represented by counsel that is independent of AIG SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust's advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment objectives (respectively, the "Expense Group/Universe" and the "Subadvisor Expense Group/Universe"), as selected and prepared by an independent third-party provider of investment company data. The Expense Group and the Performance Group each consists of a Portfolio and a select group of funds that are chosen to be comparable to such Portfolio based upon certain factors, including fund type (in this case, funds underlying variable insurance products), comparability of investment objectives and asset category (for example, large-cap value, small-cap

1  The Subadvisory Agreements were amended in order to comply with the requirements of the exemptive rules relating to subadvisory affiliates (Rules 17a-10, 10f-3, 12d3-1 and 17e-1 under the 1940 Act) so that the Portfolios can rely on these provisions. These provisions permit certain exemptions for transactions with subadvisory affiliates.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

growth, mid-cap core, etc.), asset size and expense components. The Expense Universe and the Performance Universe each generally consists of a Portfolio, the funds in its Expense Group or Performance Group, respectively, and all other funds in the asset category or categories included in the Expense Group or Performance Group regardless of asset size or primary channel of distribution. A Portfolio's Subadvisor Expense Group and Subadvisor Expense Universe are comprised of the Portfolio and certain other comparable funds in its asset category or categories that are managed by subadvisers.

Nature, Extent and Quality of Services. The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by AIG SAAMCo and each of the Subadvisers. In making its evaluation, the Board considered that AIG SAAMCo is responsible for the management of the affairs of the Trust, including but not limited to, providing the Trust with investment management services for certain portfolios of the Trust, and general supervision of and coordination of the services provided by the Subadvisers.

In addition, the Board noted that AIG SAAMCo is responsible for overseeing the performance of services by the Trust's custodian, transfer agent and dividend disbursing agent. The Board also noted that AIG SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust's business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio. The Board considered that AIG SAAMCo makes day-to-day investment decisions for the Aggressive Growth component of the Multi-Managed Portfolios, the fixed income portion of the Balanced component of the Multi-Managed Portfolios, and sleeves of the Diversified Fixed Income Portfolio, Focus Growth Portfolio, Focus Growth & Income Portfolio, Focus TechNet Portfolio, Large Cap Composite Portfolio and Small Cap Portfolio.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services, including investment research, advice and supervision, and determining which securities shall be purchased or sold by each Portfolio. The Board reviewed each Subadviser's history, structure and size, and investment experience. The Board was informed that in management's judgment, each of the Subadvisers has the size, visibility and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of the AIG SAAMCo's staff and each of the Subadviser's staff who is or would be responsible for providing investment management services to the Portfolios. With respect to the change of control transaction involving Marsico, it was reported that the transaction would not result in any changes to Marsico's ability to provide the same type and quality of services that it provided to the Portfolios prior to the close of the transaction. Further, it was noted that Marsico's current investment staff responsible for managing the Portfolios would not change as a result of the transaction. The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by AIG SAAMCo and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance. The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios' fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, AIG SAAMCo negotiates such fees with each of the unaffiliated Subadvisers at arms-length. The Board also considered that the subadvisory fees are paid by AIG SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

The Board, including the Independent Trustees, received and reviewed performance information prepared by management (including information from Lipper, Inc.), and information prepared by Lipper. The performance information included annualized returns for the period since inception, and its one-, three- and five-year periods ended June 30, 2007. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

limited to the Portfolios' overall performance and each Subadviser's performance within a Portfolio, and management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios' fees and expenses and performance, the Board considered the following expense and performance information provided by Lipper and management in making its determinations. The Board considered management's discussion of the Trust's multi-manager subadvisory management structure and its explanation that the structure results in increased advisory/subadvisory fees to the Portfolio but that it promotes greater performance consistency within the Portfolio's investment objective/strategy.

•  Allocation Balanced Portfolio (subadvised by Ibbotson). The Board considered that the Portfolio's actual advisory fees were below the median of its Expense Group/Universe and that its total expenses were above the median of its Expense Group/Universe. The Board considered that there were too few funds in the Portfolio's Subadvisor Expense Group/Universe to provide a meaningful comparison.

The Board considered that the Portfolio underperformed the Lipper VUF Mixed-Asset Target Allocation-Moderate Index and was at or below the median of its Performance Group/Universe for the one-year period and period since inception. The Board considered management's discussion of the limited number of funds in the Performance Group. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Allocation Growth Portfolio (subadvised by Ibbotson). The Board considered that the Portfolio's actual advisory fees were below the median of its Expense Group/Universe and that its total expenses were above the median of its Expense Group/Universe. The Board considered that there were too few funds in the Portfolio's Subadvisor Expense Group/Universe to provide a meaningful comparison.

The Board considered that the Portfolio outperformed the Lipper VUF Multi-Cap Core Index and was above the median of its Performance Group/Universe for the one-year period and period since inception. The Board concluded that the Portfolio's performance was satisfactory in light of all factors considered.

•  Allocation Moderate Portfolio (subadvised by Ibbotson). The Board considered that the Portfolio's actual advisory fees were below the median of its Expense Group/Universe and that its total expenses were above the median of its Expense Group/Universe. The Board considered that there were too few funds in the Portfolio's Subadvisor Expense Group/Universe to provide a meaningful comparison.

The Board considered that the Portfolio slightly underperformed the Lipper VUF Mixed-Asset Target Allocation-Growth Index for the one year period but slightly outperformed the Index for the period since inception. It also noted that the Portfolio was above the median of its Performance Group for the one-year period and period since inception and above the median of its Performance Universe for the one-year period but below the median of its Performance Universe for the period since inception. The Board considered management's discussion of the limited number of funds in the Performance Group. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Allocation Moderate Growth Portfolio (subadvised by Ibbotson). The Board considered that the Portfolio's actual advisory fees were below the median of its Expense Group/Universe and that its total expenses were above the median of its Expense Group/Universe. The Board considered that there were too few funds in the Portfolio's Subadvisor Expense Group/Universe to provide a meaningful comparison.

The Board considered that the Portfolio outperformed the Lipper VUF Multi-Cap Core Index for the one year period but underperformed the Index for the period since inception. It also noted that the Portfolio was at or above the median of its Performance Group for the one-year period and period since inception but above the median of its Performance Universe for such periods. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

•  Asset Allocation: Diversified Growth Portfolio (subadvised by Putnam). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. The Board considered AIG SAAMCo's agreement to waive 10 basis points of its advisory fee. In addition, the Board considered that the Portfolio's subadvisory fees were at the median of its Subadvisor Expense Group but above the median of its Subadvisor Expense Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis and is only offered through the "Strategies" offered through the insurance product. It was noted that the Boards approved a new Subadvisory Agreement with Putnam Investment Management, LLC ("Putnam") in May 2007.

The Board considered that the Portfolio outperformed the Lipper VUF Multi-Asset Target Allocation-Growth Index and was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio's performance was satisfactory in light of all factors considered.

•  Cash Management Portfolio (subadvised by CMA). The Board considered that the Portfolio's actual advisory fees were slightly above the median of its Expense Group/Universe and that the Portfolio's total expenses were above the median of its Expense Group but slightly below the median of its Expense Universe. In addition, the Board noted that the Portfolio's actual subadvisory fees were at the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio was within 0.03% of the Lipper VUF Money Market Index and the medians of its Performance Group/Universe for the one-year period and that the Portfolio slightly underperformed the Index and the medians of its Performance Group/Universe for the three- and five-year periods. The Board also took into account management's discussion of the Portfolio's performance and the future effect of changes made to the Portfolio's advisory fees and concluded that the Portfolio's performance was satisfactory.

•  Diversified Fixed Income Portfolio (advised/subadvised by AIGGIC, AIG SAAMCo and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group.

The Board considered that the Portfolio's performance trailed the Lipper VUF Corporate-A Index and the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered management's discussion of each Subadviser's performance, management's restructuring of the Portfolio in late-2006 and management's monitoring of each Subadviser, and concluded that Management was addressing the Portfolio's performance.

•  Focus Growth Portfolio (advised/subadvised by AIG SAAMCo, Janus and Marsico). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. The Board also considered that each Subadviser's fees were above the median of the Subadvisor Expense Group/Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Multi-Cap Growth Index and was below the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered management's discussion regarding the Portfolio's performance and concluded that the appropriate steps are being taken to monitor and address the Portfolio's performance.

•  Focus Growth and Income Portfolio (advised/subadvised by AIG SAAMCo, Marsico and Thornburg). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. The Board also considered that each Subadviser's fees were above the median of the Subadvisor Expense Group.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Core Index and was above the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered management's discussion of each Subadviser's performance and concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Focus TechNet Portfolio (advised/subadvised by AIG SAAMCo BAMCO and RCM Capital). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Universe. The Board also considered that AIG SAAMCo proposed the institution of an advisory fee waiver of 0.15% effective November 1, 2007.

The Board considered that the Portfolio outperformed the Lipper VUF Science & Technology Index for the five-year period but trailed the Index for the one- and three-year periods. It also considered that the Portfolio's performance was above the median of its Performance Group/Universe for the three- and five-year periods but trailed medians for the for the one-year period. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Focus Value Portfolio (subadvised by J.P. Morgan, Northern Trust and Third Avenue). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were above the median of its Subadvisor Expense Group/Universe.

The Board considered that Portfolio outperformed the Lipper Multi-Cap Value Index and the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  International Equity Portfolio (subadvised by AIGGIC, GSAM-International and Lord Abbett). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Expense Universe. In addition, the Board noted that the Portfolio's subadvisory fees were slightly below the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF International Core Index for the one-year period but trailed the Index for the three- and five-year periods. The Board also considered that the Portfolio's performance was above the median of its Performance Group/Universe for the one- and three-year periods but trailed such medians for the five-year period. The Board took into account management's discussion of each Subadviser's performance and management's monitoring efforts and concluded that the Portfolio's performance was being addressed.

•  Large Cap Composite Portfolio (advised/subadvised by AIGGIC, AIG SAAMCo and T. Rowe Price). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Core Index and was above the median of its Performance Group/Universe for the one-year period, but trailed the Index and was slightly below the medians for the three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Large Cap Growth Portfolio (subadvised by AIGGIC, GSAM and Janus). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were slightly above the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Growth Index and was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Large Cap Value Portfolio (subadvised by AIGGIC, T. Rowe Price and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Value Index and was at or above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

•  Mid Cap Growth Portfolio (subadvised by AIGGIC, T. Rowe Price and Wellington. The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group/Universe.

Management reported that the Portfolio outperformed the Lipper VUF Mid-Cap Growth Index and was at or above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Mid Cap Value Portfolio (subadvised by AIGGIC, GSAM and Lord Abbett). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio underperformed Lipper VUF Mid-Cap Value Index for the one- and three-year periods but exceeded the Index for the five-year period. The Board also considered that the Portfolio's performance was below the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered management's report on each Subadviser's performance and management's monitoring efforts and concluded that the Portfolio's performance was being addressed.

•  Multi-Managed Growth Portfolio (components advised/subadvised by Janus, AIG SAAMCo, Lord Abbett and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group/Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

The Board considered that the Portfolio outperformed the Lipper VUF Multi-Cap Growth Index for the one-year period but trailed the Index for the three- and five-year periods. The Board also considered that the Portfolio was above the median of its Performance Group for the one- and five-year periods but below the median for the three-year period. In addition, it was noted that the Portfolio's performance was above the median of the Performance Universe for the one-year period but trailed the median for the three- and five-year periods. The Board noted management's discussion regarding Lipper's placement of the Portfolio in the multi-cap growth category when the Portfolio is invested approximately 75% in equities and 25% in bonds. The Board considered management's report on each Subadviser's performance and their continuing monitoring efforts and concluded that management is addressing the Portfolio's performance.

•  Multi-Managed Income Portfolio (components advised/subadvised by Janus, AIG SAAMCo, Lord Abbett and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that there were too few comparable funds in the Portfolio's Subadvisory Expense Group/Universe to provide a meaningful comparison. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

The Board considered that the Portfolio outperformed the Lipper VUF General Bond Index and the medians of its Performance Group/Universe for the one-year period but trailed the Index and was below the medians of its Performance Group/Universe for the three- and five-year periods. The Board considered management's report on each Subadviser's performance and their continuing monitoring efforts and concluded that they are addressing the Portfolio's performance.

•  Multi-Managed Income/Equity Portfolio (components advised/subadvised by Janus, AIG SAAMCo, Lord Abbett and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that there were too few comparable funds in the Portfolio's Subadvisory Expense Group/Universe to provide a meaningful comparison. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

The Board considered that the Portfolio outperformed the Lipper VUF Multi-Asset Target Allocation-Conservative Index for the one- and three-year periods. The Board also considered that the Portfolio's performance was above the median of its Performance Group for the one-, three- and five-year periods and above the median of its Performance Universe for the one-and three-year periods but not the five-year period. The Board considered management's discussions and concluded that the Portfolio's performance was satisfactory.

•  Multi-Managed Moderate Growth Portfolio (components advised/subadvised by AIG SAAMCo, Lord Abbett, Janus and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the medians of its Subadvisor Expense Group/Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

The Board considered that the Portfolio outperformed the Lipper VUF Multi-Asset Target Allocation-Moderate Index for the one-, three- and five-year periods but that it was below the median of its Performance Group for those periods. In addition, the Board considered that the Portfolio's performance was above the medians of its Performance Universe for the one- and five-year periods but was below the median for the three-year period. The Board considered management's report on each Subadviser's performance and their continuing monitoring efforts and concluded that they are addressing the Portfolio's performance.

•  Small Cap Portfolio (advised/subadvised by AIGGIC, AIG SAAMCo and ClearBridge Advisors LLC). The Board considered that the Portfolio's actual advisory fees were at the median of its Expense Group and slightly above the median of its Expense Universe. In addition, the Board considered that the Portfolio's slightly above the median of its Expense Group and slightly below the median of its Expense Universe. The Board additionally noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Small Cap Core Index and was at or above the medians of its Performance Group/Universe for the one-year period but trailed the Index and was below the medians for the three- and five-year periods. The Board considered management's discussion of the Portfolio's improving performance results and management's continued monitoring of each Subadviser's performance. The Board concluded that management is addressing the Portfolio's performance.

•  Stock Portfolio (subadvised by T. Rowe Price). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group but above the median of its Subadvisor Expense Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis and is only offered through the "Strategies" offered through the insurance product.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Core Index and was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Strategic Fixed Income Portfolio (subadvised by AIGGIC, Franklin and Western Asset Management Company). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Expense Universe. In addition, the Board noted that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Group.

Management reported that the Portfolio outperformed the Lipper VUF General Bond Index and was above the medians of its Performance Group/Universe for the one-year period and the period since inception. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

Cost of Services & Benefits Derived. With respect to indirect costs and benefits, the Board was informed, based on management's judgment, that any indirect costs incurred by AIG SAAMCo in connection with rendering investment advisory

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee. The Board considered that AIG SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust's Portfolios pursuant to an arrangement between AIG SAAMCo and certain affiliated life insurance companies (the "Life Companies").

In connection with benefits derived from the Trust, the Board considered the Life Companies may benefit as a result of their direct ownership of the Portfolios' shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain tax credits with respect to certain foreign securities held in applicable Portfolios. Finally, the Board considered that the Life Companies receive financial support from AIG SAAMCo and certain Subadvisers for distribution-related activities, including support to help offset costs for training (including training of registered representatives of AIG SACS to support sales of the Portfolios and corresponding annuities).

The Board concluded that any benefits that AIG SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were not unreasonable.

Profitability and Economies of Scale. The Board received information related to AIG SAAMCo's profitability with respect to the services it provides to the Trust's Portfolios. The profitability analysis reflected the relationship between AIG SAAMCo and AIG SunAmerica Life Assurance Company ("ASLAC") that provides that AIG SAAMCo contribute to ASLAC, its profits earned through its management role to the Trust. The Board also considered that AIG SAAMCo has entered into agreements with First SunAmerica Life Insurance Company ("FSLIC") wherein AIG SAAMCo pays FSLIC a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. The Board determined that the profitability to AIG SAAMCo in connection with its relationship to the Trust was reasonable.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by AIG SAAMCo out of the advisory fees that AIG SAAMCo receives under the Advisory Agreement. The Trustees also relied on the ability of AIG SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of all Portfolios except the Managed Allocation Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that AIG SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by AIG SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolio experiencing lower expenses than they otherwise would achieve if the Trust was a stand-alone entity. The Board considered that management believed that the Portfolios' existing fee schedules and the fee schedules for those Portfolios which management proposed breakpoints, reductions or waivers reflect the economics of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and AIG SAAMCo in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since AIG SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers' profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers' management of the Portfolios are not a material factor in its consideration at this time.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

Terms of Advisory Contracts. The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by AIG SAAMCo and the Subadvisers as discussed above. The Board considered that AIG SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and any officers of the Trust who are employees of AIG SAAMCo. The Board also reviewed the terms of payment for services rendered and noted that AIG SAAMCo compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the other terms and conditions of the Advisory Contracts. With respect to the new Subadvisory Agreement between AIG SAAMCo and Marsico, the Board considered that the terms of the new agreement were the same as the terms of the prior agreement that was in effect prior to the transaction.

Compliance. The Board reviewed AIG SAAMCo's and each Subadviser's compliance and regulatory history, including information whether any were involved in any regulatory actions or investigations. It was noted that AIG SAAMCo had implemented new policies and procedures over the course of the year, reviewed and enhanced its compliance monitoring procedures, and continued to test the efficacy of its policies and procedures. The Board concluded that there was no information provided that would have a material adverse effect on AIG SAAMCo's or the Sub-advisers' ability to provide services to the Trusts.

Conclusions. In reaching its decision to recommend the renewal and/or approval of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that AIG SAAMCo and the Subadvisers possess the capability and resources to perform the duties required of it under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited)

The trustees and executive officers of the Trust, their business addresses, ages and principal occupations for the past five years are set forth below. Unless otherwise noted, the address of each executive officer and trustee is One SunAmerica Center, Los Angeles, California 90067-6022.

Name, Address and Date of Birth	Positions Held With Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Independent Trustees
Garrett F. Bouton DOB: October 19, 1944	Trustee	March 2007-Present	Retired (2003-Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	59	Director, The LECG Company (consulting services) (since November 2006).

Carl D. Covitz(4) DOB: March 31, 1939	Trustee	February 2001-Present	Owner and President, Landmark Capital, Inc. (securities broker/dealer) (since 1973).	59	Director, Arden Realty, Inc. (since 1995).

Jane Jelenko DOB: August 19, 1948	Trustee	September 2006-Present	Retired; Senior Advisor (2003-2005) and Management Consultant (1977-2003) Bearingpoint, Inc. (formerly KPMG, LLP).	59	Director, Countrywide Bank (since 2003).

Gilbert T. Ray DOB: September 18, 1944	Trustee	February 2001-Present	Retired Partner, O'Melveny & Myers LLP (since 2000); and Attorney (1972-2000) thereof.	59	Director, Advance Auto Parts, Inc. (retail — auto & home supply stores) (since 2002); Director, Watts, Wyatt & Company (services — management consulting services) (since 2000); Director, IHOP Corp. (since 2004); Director, Diamond Rock Hospitality (since 2005).

Allan L. Sher DOB: October 19, 1931	Trustee	January 1997-Present	Retired, Brokerage Executive (since 1992).	59	Director, Bowl America Incorporated (1997-Present).

Bruce G. Willison DOB: October 16, 1948	Trustee and Chairman	February 2001-Present	Dean, Anderson School at UCLA (1999-2005); Former Dean and Professor of Management (since 2006).	59	Director, Indy Mac Bancorp (since 2005); Director, Move, Inc. (real estate agents & managers) (since 2003); Director, Healthnet International, Inc. (business services) (since 2000).

Interested Trustee
Jana W. Greer(5) DOB: December 30, 1951	Trustee	February 2001-Present	President, AIG SunAmerica Retirement Markets, Inc. (1996-Present), Executive Vice President and Director, AIG SunAmerica, Inc.; AIG SunAmerica Life Assurance Co (2002-Present); Executive Vice President, AIG First SunAmerica Life Assurance Co. (2006-Present).	59	N/A

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited) (continued)

Name, Address and Date of Birth	Positions Held With Trust	Length of Time Served		Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee(3)
Officers
John T. Genoy* AIG SAAMCo Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311 DOB: November 8, 1968	President and Principal Executive Officer	2007-	Present	Chief Financial Officer, AIG SAAMCo (April 2002-Present); Senior Vice President, AIG SAAMCo (June 2003 to Present); Chief Opperating Officer, AIG SAAMCo (July 2006-Present).	N/A	N/A

Donna M. Handel AIG SAAMCo Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311 DOB: June 25, 1966	Treasurer and Principal Financial Officer	2002-	Present	Senior Vice President, AIG SAAMCo (December 2004 to Present); Vice President, AIG SAAMCo (August 1996 to December 2004).	N/A	N/A

Nori L. Gabert AIG SAAMCo 2929 Allen Parkway Houston, Texas 77019 DOB: August 15, 1953	Vice President and Secretary	2005-	Present	Vice President and Deputy General Counsel, AIG SAAMCo (2001 to Present).	N/A	N/A

Gregory N. Bressler AIG SAAMCo Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311 DOB: November 17, 1966	Vice President and Assistant Secretary	2005-	Present	Senior Vice President and General Counsel, AIG SAAMCo (June 2005 to present); Vice President and Director of U.S. Asset Management Compliance, Goldman Sachs Asset Management, L.P. (June 2004 to June 2005); Deputy General Counsel, Credit Suisse Asset Management, LLC ("CSAM") (June 2002 to June 2004).	N/A	N/A

Gregory R. Kingston AIG SAAMCo 2929 Allen Parkway Houston, Texas 77019 DOB: January 18, 1966	Vice President and Assistant Treasurer	2001-	Present	Vice President, AIG SAAMCo (2001-Present).	N/A	N/A

Cynthia Gibbons AIG SAAMCo 2929 Allen Parkway Houston, Texas 77019 DOB: December 6, 1969	Vice President and Chief Compliance Officer ("CCO")	2002-	Present	Vice President, AIG SAAMCo and The Variable Annuity Life Insurance Co. (August 2002-March 2007).	N/A	N/A

Matthew J. Hackenthal AIG SAAMCo Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311 DOB: December 31, 1971	Anti-Money Laundering Compliance Officer	2006-	Present	Senior Compliance Manager, AIG SAAMCo (November 2006 to Present); Vice President, CSAM (May 2001 to October 2006; Chief Compliance Officer, Credit Suisse Alternative Funds (November 2005 to October 2006; CCO, Credit Suisse Asset Management Securities, Inc. (April 2004 to August 2005).	N/A	N/A

*  On December 13, 2007, John T. Genoy was elected President and Chief Executive Officer of the Portfolios.

(1)  Trustees serve until their successors are duly elected and qualified.

(2)  Fund Complex includes the Trust (24 portfolios), AIG Series Trust (3 funds), SunAmerica Series Trust (35 portfolios), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (5 funds), SunAmerica Focused Series, Inc. (18 portfolios), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), AIG Retirement Company I (33 funds), AIG Retirement Company II (15 funds), AIG SunAmerica Focused Alpha Growth Fund, Inc. (1 fund) and AIG SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund).

(3)  Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies regulated under the 1940 Act other than those listed under the preceding column.

(4)  Mr. Covitz owns passive limited partnership interests in certain private investment funds for which Wellington Management or its affiliates serve as manager and general partner.

(5)  Ms. Greer is considered to be an Interested Trustee, as defined in the 1940 Act, because she serves as President of AIG SunAmerica Retirement Markets, Inc. and Executive Vice President of AIG Retirement Services, Inc., affiliates of SunAmerica, the investment adviser and manager (as defined herein.)

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

SEASONS SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the Seasons Series Trust is required to be provided to the shareholders based upon each Portfolio's income and distributions for the fiscal year ended March 31, 2008. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2008.

During the fiscal year ended March 31, 2008, the Portfolios paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deduction for corporations:

	Total Dividends	Net Investment Income	Net Short-term Capital Gains*	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deductions
Multi-Managed Growth - Class 1	$0.27	$0.27	$—	$—	34.76%
Multi-Managed Growth - Class 2	0.25	0.25	—	—	34.76
Multi-Managed Growth - Class 3	0.23	0.23	—	—	34.76
Multi-Managed Moderate Growth - Class 1	0.57	0.35	—	0.22	19.16
Multi-Managed Moderate Growth - Class 2	0.55	0.33	—	0.22	19.16
Multi-Managed Moderate Growth - Class 3	0.54	0.32	—	0.22	19.16
Multi-Managed Income/Equity - Class 1	0.71	0.51	—	0.20	10.10
Multi-Managed Income/Equity - Class 2	0.69	0.49	—	0.20	10.10
Multi-Managed Income/Equity - Class 3	0.68	0.48	—	0.20	10.10
Multi-Managed Income - Class 1	0.62	0.59	—	0.03	4.71
Multi-Managed Income - Class 2	0.60	0.57	—	0.03	4.71
Multi-Managed Income - Class 3	0.59	0.56	—	0.03	4.71
Asset Allocation: Diversified Growth - Class 1	1.38	0.28	0.23	0.87	21.91
Asset Allocation: Diversified Growth - Class 2	1.36	0.26	0.23	0.87	21.91
Asset Allocation: Diversified Growth - Class 3	1.35	0.25	0.23	0.87	21.91
Stock - Class 1	1.56	0.07	0.24	1.25	62.93
Stock - Class 2	1.54	0.05	0.24	1.25	62.93
Stock - Class 3	1.52	0.03	0.24	1.25	62.93
Large Cap Growth - Class 1	0.16	0.07	—	0.09	100.00
Large Cap Growth - Class 2	0.14	0.05	—	0.09	100.00
Large Cap Growth - Class 3	0.14	0.05	—	0.09	100.00
Large Cap Composite - Class 1	0.54	0.08	0.13	0.33	90.47
Large Cap Composite - Class 2	0.52	0.06	0.13	0.33	90.47
Large Cap Composite - Class 3	0.51	0.05	0.13	0.33	90.47
Large Cap Value - Class 1	0.71	0.17	0.10	0.44	94.80
Large Cap Value - Class 2	0.68	0.14	0.10	0.44	94.80
Large Cap Value - Class 3	0.67	0.13	0.10	0.44	94.80
Mid Cap Growth - Class 1	1.41	—	0.42	0.99	21.02
Mid Cap Growth - Class 2	1.41	—	0.42	0.99	21.02
Mid Cap Growth - Class 3	1.41	—	0.42	0.99	21.02
Mid Cap Value - Class 1	1.94	0.15	0.21	1.58	75.91
Mid Cap Value - Class 2	1.91	0.12	0.21	1.58	75.91
Mid Cap Value - Class 3	1.89	0.10	0.21	1.58	75.91
Small Cap - Class 1	0.78	—	0.43	0.35	13.27
Small Cap - Class 2	0.78	—	0.43	0.35	13.27
Small Cap - Class 3	0.78	—	0.43	0.35	13.27
International Equity - Class 1	0.82	0.11	0.37	0.34	0.48
International Equity - Class 2	0.80	0.09	0.37	0.34	0.48
International Equity - Class 3	0.79	0.08	0.37	0.34	0.48
Diversified Fixed Income - Class 1	0.36	0.36	—	—	0.07
Diversified Fixed Income - Class 2	0.35	0.35	—	—	0.07
Diversified Fixed Income - Class 3	0.34	0.34	—	—	0.07

	Total Dividends	Net Investment Income	Net Short-term Capital Gains*	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deductions
Strategic Fixed Income - Class 3	$0.59	$0.53	$0.04	$0.02	0.33%
Cash Management - Class 1	0.48	0.48	—	—	—
Cash Management - Class 2	0.46	0.46	—	—	—
Cash Management - Class 3	0.45	0.45	—	—	—
Focus Growth - Class 1	—	—	—	—	—
Focus Growth - Class 2	—	—	—	—	—
Focus Growth - Class 3	—	—	—	—	—
Focus TechNet - Class 2	—	—	—	—	—
Focus TechNet - Class 3	—	—	—	—	—
Focus Growth and Income - Class 2	1.65	0.06	0.69	0.90	15.47
Focus Growth and Income - Class 3	1.64	0.05	0.69	0.90	15.47
Focus Value - Class 2	1.96	0.14	0.57	1.25	33.65
Focus Value - Class 3	1.95	0.13	0.57	1.25	33.65
Allocation Growth Strategy - Class 3	0.35	0.13	0.00	0.22	23.41
Allocation Moderate Growth Strategy - Class 3	0.28	0.12	0.01	0.15	17.50
Allocation Moderate Strategy - Class 3	0.36	0.15	0.01	0.20	13.95
Allocation Balanced Strategy - Class 3	0.30	0.15	0.02	0.13	10.28

*  Short-term capital gains are treated as ordinary income for tax purposes.

The International Equity Portfolio makes an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Portfolio to its shareholders.The total amount of foreign taxes passed through to the shareholders for the fiscal year ended March 31, 2008 was $875,607. The gross foreign source income for information reporting is $7,464,822

SEASONS SERIES TRUST
INDIVIDUAL PORTFOLIO REVIEWS (unaudited)

To help you better understand the investment management of the Seasons family of variable annuities, we have included on the following pages investment comments regarding the 24 investment portfolios of the Season SeriesTrust:

1.  Multi-Managed Growth Portfolio

2.  Multi-Managed Moderate Growth Portfolio

3.  Multi-Managed Income/Equity Portfolio

4.  Multi-Managed Income Portfolio

5.  Asset Allocation: Diversified Growth Portfolio

6.  Stock Portfolio

Seasons Select Portfolios

7.  Large Cap Growth Portfolio

8.  Large Cap Composite Portfolio

9.  Large Cap Value Portfolio

10.  Mid Cap Growth Portfolio

11.  Mid Cap Value Portfolio

12.  Small Cap Portfolio

13.  International Equity Portfolio

14.  Diversified Fixed Income Portfolio

15.  Strategic Fixed Income Portfolio

16.  Cash Management Portfolio

Focused Portfolios

17.  Focus Growth Portfolio

18.  Focus TechNet Portfolio

19.  Focus Growth and Income Portfolio

20.  Focus Value Portfolio

Allocation Portfolios

21.  Allocation Growth Portfolio

22.  Allocation Moderate Growth Portfolio

23.  Allocation Moderate Portfolio

24.  Allocation Balanced Portfolio

Asset allocations for each Strategy, as shown in your prospectus, represent a "neutral asset allocation mix"; actual allocations may vary based on performance and the money managers' evaluation of market conditions. For more information on the composition of the Seasons Strategies as well as their underlying portfolios, please refer to your prospectus

Seasons Select Portfolios (except Cash Management Portfolio) are two-thirds actively managed, one-third passively managed.The one-third passive management is designed to replicate the performance of the appropriate index. Each of the remaining thirds is actively managed by experts who bring their knowledge and experience to the security selection and asset allocation processes.

The Focused Portfolios invest in a highly concentrated group of 30 securities hand-picked by leading money managers from investment opportunities in specific industries and market sectors. Although this concentrated approach offers potentially higher returns, it also comes with potentially higher risk.

In the following pages, we have also included graphs that compare the portfolio's performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in the Seasons Series Trust portfolio versus the same $10,000 investment in comparable market indices, from the portfolio's inception date through March 31, 2008. Importantly, such indexes represent "paper" portfolios and do not reflect the costs and expenses of actual investing. Descriptions of these market indices are provided next to the individual graphs.

Please note that the graphs and tables that accompany the following investment comments show the performance of the portfolio at the Seasons Series Trust level. The returns shown represent Class 1 shares, unless otherwise noted, and include all trust expenses, but no insurance company expenses associated with the variable annuity contract, and no contingent deferred sales charge. The returns for Class 2 and Class 3 shares differ from Class 1 only to the extent that Class 2 and Class 3 shares are subject to 12b-1 fees. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

Multi-Managed Growth Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital
Portfolio Managers:	AIG SunAmerica Asset Management Corp. Janus Capital Management, LLC Wellington Management Company, LLP Lord, Abbett & Co., LLC AIG Global Investment Corp.
Managed Components:	Aggressive Growth, Growth, Balanced, and Fixed Income

Growth of a $10,000 Investment

Multi-Managed Growth Portfolio
Average Annual Total Returns as of 03/31/08

	Class 1*	Class 2*	Class 3*
1-year	3.08%	2.88%	2.80%
5-year	11.33%	11.17%	11.05%
10-year	6.31%	N/A	N/A
Since Inception	8.42%	–0.06%	9.83%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.

3 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

4 The Russell 2000® Index measures the performance of the 2000 smallest companies in the Russell 3000® Index and is widely recognized as representative of small-cap growth stocks.

5 The Blended Benchmark Index consists of 51% Russell 1000® Index, 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000® Index, and 2% U.S.Treasury Bills.

Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Multi-Managed Growth Portfolio Class 1 shares posted a gain of 3.08% for the twelve-month period ending March 31, 2008, outperforming the –5.08% decline in the S&P 500 Index. The blended benchmark, comprising 71% equity and 29% bond indexes, posted a loss of –3.27% for the period.

The reporting period began on a positive note as steady employment, strong profit trends, and record merger and acquisitions announcements all boosted equity prices. Momentum, however, quickly changed course in the summer of 2007. Continued weakness in the housing market, coupled with fears of slowing consumer spending began to weigh heavily on investor sentiment. The economic news remained generally poor through the second half of the reporting period, and was accompanied by increasing recession fears, dramatic distress in credit markets, and significant volatility in equity prices. The Federal Reserve Bank responded with a series of aggressive interest rate cuts that reduced the fed funds rate by 300 basis points to 2.25%. In addition, the Federal Reserve also introduced a number of innovative mechanisms geared towards improving liquidity and normalizing conditions in credit markets.

Within the equity component of the Portfolio, both sector and stock selection decisions had a positive impact on overall performance. Strong issue selection in the materials, Information Technology and Health Care sectors made the largest contributions to overall results. Positions in Potash, Corp., Research in Motion, Ltd., Apple, Inc., Monsanto Co. and Gilead Sciences, Inc. were the top performers during the reporting period. Underweight exposure to the weak-performing Financial sector, coupled with overweight exposure to the strong-performing Energy and Materials sectors also helped the Portfolio. Some of the detractors during the reporting period included weak results from holdings in the Consumer Discretionary sector, such as JC Penney, Inc. and Boyd Gaming Corp. Within the Financial sector, exposure to Lehman Brothers, Inc., Bear Sterns, Inc., and E-Trade Financial Corp. proved detrimental.

The fixed income component of the Portfolio was negatively impacted by positions in sectors affected by the credit crunch, which intensified throughout the reporting period. In this environment, risk aversion increasingly came to dominate fixed income markets, and led to Treasury issues outperforming riskier non-Treasury securities by wide margins. In particular, exposure to mortgage, commercial mortgage and investment-grade corporate issues hurt the Portfolio. In addition, allocations to lower rated securities and select credits within the Financial sector also had a negative impact on overall Portfolio results.

Past performance is no guarantee of future results.

Multi-Managed Moderate Growth Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth, with capital preservation as a secondary objective
Portfolio Managers:	AIG SunAmerica Asset Management Corp. Janus Capital Management, LLC Wellington Management Company, LLP Lord, Abbett & Co., LLC AIG Global Investment Corp.
Managed Components:	Aggressive Growth, Growth, Balanced and Fixed Income

Growth of a $10,000 Investment

Multi-Managed Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/08

	Class 1*	Class 2*	Class 3*
1-year	2.27%	2.22%	2.05%
5-year	9.25%	9.10%	8.99%
10-year	5.99%	N/A	N/A
Since Inception	7.77%	0.95%	8.20%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.

3 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

4 The Russell 2000® Index comprises the smallest 2000 companies in the Russell 3000® Index and is widely recognized as representative of small-cap growth stocks.

5 The Blended Benchmark Index consists of 37.9% Russell 1000® Index, 42.3% Lehman Brothers U.S. Aggregate Index, 18% Russell 2000® Index, and 1.8% U.S.Treasury Bills.

Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Multi-Managed Moderate Growth Portfolio Class 1 shares posted a gain of 2.27% for the twelve-month period ending March 31, 2008, outperforming the –5.08% decline in the S&P 500 Index. The blended benchmark index, comprising 56% equity and 44% bond indexes, returned –1.15% for the period.

The reporting period began on a positive note as steady employment, strong profit trends, and record merger and acquisitions announcements all boosted equity prices. Momentum, however, quickly changed course in the summer of 2007. Continued weakness in the housing market, coupled with fears of slowing consumer spending began to weigh heavily on investor sentiment. The economic news remained generally poor through the second half of the reporting period, and was accompanied by increasing recession fears, dramatic distress in credit markets, and significant volatility in equity prices. The Federal Reserve responded with a series of aggressive interest rate cuts that reduced the fed funds rate by 300 basis points to 2.25%. In addition, the Fed also introduced a number of innovative mechanisms geared towards improving liquidity and normalizing conditions in credit markets.

Within the Equity component of the Portfolio, both sector and stock selection decisions had a positive impact on overall performance. Strong issue selection in the materials, Information Technology and Health Care sectors made the largest contributions to overall results. Positions in Potash, Corp., Research in Motion, Ltd., Apple, Inc., Monsanto, Co. and Gilead Sciences, Inc. were the top performers during the reporting period. Underweight exposure to the weak-performing Financial sector, coupled with overweight exposure to the strong-performing Materials sector also helped the Portfolio. Some of the detractors during the reporting period included weak results from holdings in the Consumer Discretionary sector, such as JC Penney, Corp and Boyd Gaming Corp. Within the Financial sector, exposure to Lehman Brothers, Inc., Merrill Lynch, Inc., and E-Trade Financial Corp. proved detrimental.

The fixed income component of the Portfolio was negatively impacted by positions in sectors affected by the credit crunch, which intensified throughout the reporting period. In this environment, risk aversion increasingly came to dominate fixed income markets, and led to Treasury issues outperforming riskier non-Treasury securities by wide margins. In particular, exposure to mortgage, commercial mortgage and investment-grade corporate issues hurt the Portfolio. In addition, allocations to lower rated securities and select credits within the Financial sector also had a negative impact on overall Portfolio results.

Past performance is no guarantee of future results.

Multi-Managed Income/Equity Portfolio Class 1 (unaudited)

Investment Objective:	Conservation of principal while maintaining some potential for long-term growth of capital
Portfolio Managers:	AIG SunAmerica Asset Management Corp. Janus Capital Management, LLC Wellington Management Company, LLP Lord, Abbett & Co., LLC AIG Global Investment Corp.
Managed Components:	Growth, Balanced, and Fixed Income

Growth of a $10,000 Investment

Multi-Managed Income/Equity Portfolio
Average Annual Total Returns as of 03/31/08

	Class 1*	Class 2*	Class 3*
1-year	6.05%	5.91%	5.74%
5-year	7.37%	7.20%	7.10%
10-year	5.67%	N/A	N/A
Since Inception	7.01%	3.23%	6.76%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.

4 The Blended Benchmark Index consists of 33.4% Russell 1000® Index, 63.8% Lehman Brothers U.S.Aggregate Index, and 2.8% U.S.Treasury Bills.

Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Multi-Managed Income/Equity Portfolio Class 1 shares posted a gain of 6.05% for the twelve-month period ending March 31, 2008, compared to a decline of –5.08% for the S&P 500 Index, and a gain of 7.67% for the Lehman Bros.U.S. Aggregate Index. The blended benchmark index, comprising approximately 33% equity and 67% bond indexes, returned 3.20% for the period.

The reporting period began on a positive note as steady employment, strong profit trends, and record merger and acquisitions announcements all boosted equity prices. Momentum, however, quickly changed course in the summer of 2007. Continued weakness in the housing market, coupled with fears of slowing consumer spending began to weigh heavily on investor sentiment. The economic news remained generally poor through the second half of the reporting period, and was accompanied by increasing recession fears, dramatic distress in credit markets, and significant volatility in equity prices. The Federal Reserve responded with a series of aggressive interest rate cuts that reduced the fed funds rate by 300 basis points to 2.25%. In addition, the Fed also introduced a number of innovative mechanisms geared towards improving liquidity and normalizing conditions in credit markets.

Within the equity component of the Portfolio, both sector and stock selection decisions had a positive impact on overall performance. Strong issue selection in the materials, Information Technology and Health Care sectors made the largest contributions to overall results. Positions in Potash, Corp., Research in Motion, Ltd., Apple, Inc., Monsanto Co., and Gilead Sciences, Inc. were the top performers during the reporting period. Underweight exposure to the weak-performing Financial sector, coupled with overweight exposure to the strong-performing Materials sector also helped the Portfolio. Some of the detractors during the reporting period included weak results from holdings in the Consumer Discretionary sector, such as JC Penney, Corp. and Boyd Gaming Corp. Within the Financial sector, exposure to Lehman Brothers, Inc., Bear Stearns, Inc. and Merrill Lynch, Inc. proved detrimental.

The fixed income component of the Portfolio was negatively impacted by positions in sectors affected by the credit crunch, which intensified throughout the reporting period. In this environment, risk aversion increasingly came to dominate fixed income markets, and led to Treasury issues outperforming riskier non-Treasury securities by wide margins. In particular, exposure to mortgage, commercial mortgage and investment-grade corporate issues hurt the Portfolio. In addition, allocations to lower rated securities and select credits within the Financial sector also had a negative impact on overall Portfolio results.

Past performance is no guarantee of future results.

Multi-Managed Income Portfolio Class 1 (unaudited)

Investment Objective:	Capital preservation
Portfolio Managers:	AIG SunAmerica Asset Management Corp. Janus Capital Management, LLC Wellington Management Company, LLP Lord, Abbett & Co., LLC AIG Global Investment Corp.
Managed Components:	Growth, Balanced, and Fixed Income

Growth of a $10,000 Investment

Multi-Managed Income Portfolio
Average Annual Total Returns as of 03/31/08

	Class 1*	Class 2*	Class 3*
1-year	5.17%	5.03%	4.93%
5-year	5.55%	5.40%	5.28%
10-year	5.29%	N/A	N/A
Since Inception	6.32%	4.14%	5.35%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.

4 The Blended Benchmark Index consists of 17.35% Russell 1000® Index, 80.95% Lehman Brothers U.S. Aggregate Index, and 1.7% U.S. Treasury Bills.

Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Multi-Managed Income Portfolio Class 1 shares posted a gain of 5.17% for the twelve-month period ending March 31, 2008, compared to a gain of 7.67% for the Lehman Bros. U.S. Aggregate Index, and a decline of –5.08% for the S&P 500 Index. The blended benchmark index, comprising approximately 17% equity and 83% bond indexes, returned 5.34% for the period.

The reporting period began on a positive note as steady employment, strong profit trends, and record merger and acquisitions announcements all boosted equity prices. Momentum, however, quickly changed course in the summer of 2007. Continued weakness in the housing market, coupled with fears of slowing consumer spending began to weigh heavily on investor sentiment. The economic news remained generally poor through the second half of the reporting period, and was accompanied by increasing recession fears, dramatic distress in credit markets, and significant volatility in equity prices. The Federal Reserve responded with a series of aggressive interest rate cuts that reduced the fed funds rate by 300 basis points to 2.25%. In addition, the Fed also introduced a number of innovative mechanisms geared towards improving liquidity and normalizing conditions in credit markets.

Within the Equity component of the Portfolio, both sector and stock selection decisions had a positive impact on overall performance. Strong issue selection in the Materials, Information Technology and Health Care sectors made the largest contributions to overall results. Positions in Potash, Corp., Research in Motion, Ltd., Apple, Inc., Monsanto Co. and Gilead Sciences, Inc. were the top performers during the reporting period. Underweight exposure to the weak-performing Financial sector, coupled with overweight exposure to the strong-performing Materials sector also helped the Portfolio. In addition, the cash position in the Portfolio also had a positive impact. Some of the detractors during the reporting period included weak results from holdings in the Consumer Discretionary sector, such as JC Penney, Corp., and Boyd Gaming Corp. Within the Financial sector, exposure to Lehman Brothers, Inc., Bear Stearns, Inc. and Merrill Lynch, Inc. proved detrimental.

The fixed income component of the Portfolio was negatively impacted by positions in sectors affected by the credit crunch, which intensified throughout the reporting period. In this environment, risk aversion increasingly came to dominate fixed income markets, and led to Treasury issues outperforming riskier non-Treasury securities by wide margins. In particular, exposure to mortgage, commercial mortgage and investment-grade corporate issues hurt the Portfolio. In addition, allocations to lower rated securities and select credits within the Financial sector also had a negative impact on overall Portfolio results.

Past performance is no guarantee of future results.

Asset Allocation: Diversified Growth Portfolio Class 1 (unaudited)

Investment Objective:	Capital appreciation
Portfolio Manager:	Putnam Investment Management, LLC

Growth of a $10,000 Investment

Asset Allocation: Diversified Growth Portfolio
Average Annual Total Returns as of 03/31/08

	Class 1*	Class 2*	Class 3*
1-year	–5.30%	–5.45%	–5.54%
5-year	10.83%	10.65%	10.53%
10-year	3.62%	N/A	N/A
Since Inception	5.04%	2.16%	8.70%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/10/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 3000® Index measures the performance of the 3000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S-equity market.

3 The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.

4 The MSCI EAFE Index (Europe, Australasia, Far East) is a free floating-adjusted market capitalization index that is designed to measure developed market equity performance. The index is comprised of securities from 21 developed markets, excluding U.S. and Canada.

5 The Blended Benchmark Index consists of 60% Russell 3000 Index, 15% Lehman Brothers U.S. Aggregate Index, 15% Morgan Stanley Capital International Europe, Australia and Far East (MSCI EAFE) Index, 5% JP Morgan Developed High Yield Index and 5% MSCI Emerging Markets Free Index.

6 The JP Morgan Developed High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.

7 The Morgan Stanley Capital International (MSCI) Emerging Markets Free IndexSM measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free IndexSM excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Asset Allocation: Diversified Growth Portfolio Class 1 declined –5.30% for the twelve-month period ending March 31, 2008, compared to a –6.06% return by the Russell 3000 index, and a –1.96% decline for the blended benchmark index.

By mid-2007 it became clear that the problems in the U.S. housing market would not stay isolated there. The crisis spread across the credit markets and into the equity markets, causing losses across U.S. and international markets, and infected the broader economy. Investment strategies that depended on borrowing, or leverage, to use the technical financial term, faced a reckoning. The outcome of de-leveraging was a decline in asset prices.

Past performance is no guarantee of future results.

Asset Allocation: Diversified Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio's strategic diversification within global markets (particularly emerging market equities) worked in its favor as most global bonds outpaced U.S. stocks and most international equities outpaced U.S. equities during the twelve month period.

During the past six months, we increased our investments in money market instruments, or cash, and in international bonds, which was helpful. Both of these asset classes outperformed both U.S. and international stocks during the reporting period. High-quality bonds such as Treasuries and Treasury Inflation-Protected Securities also did well. Investors fled to these securities because they offered a refuge from the credit risk that plagued many Commercial Mortgage-backed Securities, High-Yield Corporate Bonds, and stocks in a number of sectors. Given these risks, we brought the Portfolio's exposure to high-yield bonds down substantially.

Security selection within the U.S. all-cap equity component was the largest laggard within the Portfolio. During the period, stock selection within the Technology, Health Care and Consumer Staples sectors hurt most. Sector allocation decisions were modestly positive, helped by an underweight position in Financial Services, coupled with an overweight to Capital Goods.

Past performance is no guarantee of future results.

Stock Portfolio Class 1 (unaudited)

Investment Objective:	Long-term capital appreciation, with a secondary objective of increasing dividend income
Portfolio Manager:	T. Rowe Price Associates, Inc.

Growth of a $10,000 Investment

Stock Portfolio
Average Annual Total Returns as of 03/31/08

	Class 1*	Class 2*	Class 3*
1-year	–4.20%	–4.37%	–4.46%
5-year	11.16%	11.00%	10.87%
10-year	4.44%	N/A	N/A
Since Inception	7.88%	1.42%	9.38%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Stock Portfolio Class 1 shares posted a return of –4.20% over the twelve-month period ending March 31, 2008, outperforming the –5.08% decline in the S&P 500 benchmark.

Stock selection decisions made the largest contribution to overall Portfolio results. Holdings in the Financials, Telecommunication Services, and Materials sectors were leading relative sources of strength. State Street Corp, America Movil S.A.B de CV, and Monsanto Co. were among the top performers for the reporting period. Sector allocation decisions also helped the Portfolio. A considerable underweight to Financials proved especially beneficial, as the sector was the index's worst performer during the reporting period.

Some of the detractors included an underweight position in the Energy sector. Stock selection in Consumer Discretionary, combined with an overweight allocation to the sector also hampered overall results. McGraw - Hill Companies., Kohl's Corp, and Las Vegas Sands Corp. were among the worst performers during the reporting period.

Past performance is no guarantee of future results.

Large Cap Growth Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital
Portfolio Managers:	AIG Global Investment Corp. Goldman Sachs Asset Management, L.P. Janus Capital Management, LLC

Growth of a $10,000 Investment

Large Cap Growth Portfolio
Average Annual Total Returns as of 03/31/08

	Class 1*	Class 2*	Class 3*
1-year	3.96%	3.76%	3.69%
5-year	11.64%	11.46%	11.38%
Since Inception	1.82%	–1.39%	9.48%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500®/Citigroup Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Large Cap Growth Portfolio Class 1 shares gained 3.96% for the twelve-month period ending March 31, 2008, outperforming the –1.61% decline for the S&P 500®/Citigroup Growth benchmark index.

Strong stock selection results drove the outperformance during the reporting period. Holdings in the Information Technology, Health Care, Energy and Materials sectors made the largest contributions. Research in Motion Ltd. and Apple Inc. within Information Technology, Potash Corp. and Monsanto Co. in Materials, and Suncor Energy and Continental Resources within the Energy sector were some of the top individual performers. An overweight allocation to the strong-performing Materials sector also made meaningful contributions to overall Portfolio results.

Sector allocation decisions detracted slightly during the reporting period. Underweight exposure to the Energy and Consumer Staples sectors, coupled with an overweight in Telecommunications Services had a negative impact. Issue selection within the Consumer Discretionary sector yielded poor results. JC Penney, Boyd Gaming Corp. and Lowe's Co. were some of the weakest performers. Overweight exposure to Financial Services, coupled with weak stock selection in the sector also hampered performance. Freddie Mac, Merrill Lynch & Co., Inc. and Lehman Brothers Holdings were negatively impacted by subprime credit concerns and delivered weak returns during the reporting period.

Past performance is no guarantee of future results.

Large Cap Composite Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital and growth of dividend income
Portfolio Managers:	AIG Global Investment Corp. AIG SunAmerica Asset Management Corp. T. Rowe Price Associates, Inc.

Growth of a $10,000 Investment

Large Cap Composite Portfolio
Average Annual Total Returns as of 03/31/08

	Class 1*	Class 2*	Class 3*
1-year	–4.17%	–4.31%	–4.48%
5-year	10.34%	10.17%	10.07%
Since Inception	2.08%	–0.37%	8.32%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Large Cap Composite Portfolio Class 1 shares posted a return of –4.17% for the trailing 1-year period ending March 31, 2008, outperforming the –5.08% decline in the S&P 500 Index.

Both stock and sector selection decisions had a positive impact on performance during the reporting period. Strong issue selection in Financials, combined with an underweight in the sector proved to be the largest contributors to relative results. State Street Corp., a leader in Trust Services and Asset Management, and TD Ameritrade, a leader in on-line brokerage services were the top performers within the Financial sector. Issue selection in the Information Technology, Industrials and Telecommunications sectors, helped by exposure to Apple Inc., General Electric and America Movil SAB de CV, also had a positive impact. In addition, select holdings in the Energy sector led by Exxon Mobil and Schlumberger Ltd. posted strong results and helped the overall Portfolio.

An underweight position in the Energy sector detracted from results, as energy prices reached record highs during the reporting period. Stock selection in the Consumer Discretionary sector, coupled with a slight overweight in the sector, also hampered results. Kohl's Corp, McGraw Hill Companies, Inc. and American Eagle Outfitters, Inc. were the weakest performers within Consumer Discretionary. Exposure to select financial companies, such as Citigroup, Inc., Fannie Mae, Bank of America and Wachovia Corp. had the largest negative impact on absolute Portfolio performance.

Past performance is no guarantee of future results.

Large Cap Value Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital
Portfolio Managers:	AIG Global Investment Corp. T. Rowe Price Associates, Inc. Wellington Management Company, LLP

Growth of a $10,000 Investment

Large Cap Value Portfolio
Average Annual Total Returns as of 03/31/08

	Class 1*	Class 2*	Class 3*
1-year	–6.05%	–6.20%	–6.29%
5-year	13.08%	12.94%	12.82%
Since Inception	5.86%	5.40%	10.73%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500®/Citigroup Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Large Cap Value Portfolio Class 1 shares returned –6.05% for the trailing twelve-month period ending March 31, 2008, outperforming the –8.36% decline in the S&P 500/Citigroup Value benchmark Index.

Both stock and sector selection decisions added to relative results during the reporting period. An underweight position in financials proved especially beneficial, as Financial services was the worst performing sector in the benchmark index. Stock selection among Diversified Financial Services and Capital Markets firms was another key source of strength relative to the benchmark. In addition, the Portfolio benefited from overweight allocations to stocks in the Energy and Consumer Staples sectors. Top performers during the reporting period included Occidental Petroleum Corp., General Electric Co., Chevron Corp., Nokia Corp. and Exxon Mobil Co. .

Some of the detractors during the reporting period included underweight positions in the Information Technology and Industrials sectors. Select holdings in Materials and Health Care also underperformed, primarily due to exposure to The Dow Chemical Co., International Paper Co., WellPoint, Inc., Bristol Myers Squibb Co. and Schering-Plough Corp. Exposure to select financial companies, such as Citigroup Inc., Bank of America Corp., Wachovia Corp., and Merrill Lynch & Co. had a negative impact on absolute Portfolio performance.

Past performance is no guarantee of future results.

Mid Cap Growth Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital
Portfolio Managers:	AIG Global Investment Corp. T. Rowe Price Associates, Inc. Wellington Management Company, LLP

Growth of a $10,000 Investment

Mid Cap Growth Portfolio
Average Annual Total Returns as of 03/31/08

	Class 1*	Class 2*	Class 3*
1-year	–2.17%	–2.34%	–2.42%
5-year	15.74%	15.56%	15.44%
Since Inception	8.25%	3.24%	13.95%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.The stocks are also members of the Russell 1000® Growth index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the trailing twelve-month period ending March 31, 2008, the Mid Cap Growth Portfolio Class 1 shares returned –2.17%, outperforming the –4.55% decline in the Russell Mid Cap Growth Index.

Stock selection was the primary driver of out-performance for the Portfolio during the reporting period, as results were positive in eight out of ten economic sectors. Issue selection was particularly strong in the Consumer Discretionary, Health Care and Materials sectors. Crocs Inc. was the top performer within the Consumer Discretionary sector. Positions in Intuitive Surgical and Dade Behring within the Health Care sector, coupled with Potash and Owens-Illinois in Materials, made significant contributions. In addition, holdings in the Energy sector, led by Consol Energy and Diamond Offshore, posted strong results and helped the Portfolio.

Sector allocation decisions detracted slightly from performance during the reporting period. Underweights to the strong-performing sectors of Energy and Materials, coupled with an overweight in Technology hampered overall results. Stock selection within Financials also detracted from performance, with MF Global and E-Trade among the weakest performers during the reporting period. Other individual detractors included Cognizant Technology, Coach, Inc., and ITT Educational Services.

Past performance is no guarantee of future results.

Mid Cap Value Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital
Portfolio Managers:	AIG Global Investment Corp. Goldman Sachs Asset Management, L.P. Lord, Abbett & Co., LLC

Growth of a $10,000 Investment

Mid Cap Value Portfolio
Average Annual Total Returns as of 03/31/08

	Class 1*	Class 2*	Class 3*
1-year	–13.50%	–13.64%	–13.75%
5-year	14.66%	14.48%	14.36%
Since Inception	10.87%	10.27%	12.66%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell Midcap®Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.The stocks are also members of the Russell 1000®Value index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Mid Cap Value Portfolio Class 1 shares posted a return of –13.50% for the twelve-month period ending March 31, 2008, outperforming the decline of –14.12% in the Russell Mid Cap Value Index.

Sector selection decisions had a positive impact on the Portfolio during the reporting period. An underweight position in Financials, coupled with overweight exposure to Energy stocks proved to be most beneficial. Overweight allocations to Materials and Industrials also helped performance. While stock selection decisions had a negative cumulative impact on overall results, holdings in the Energy sector posted strong returns, with Range Resources Corp., Hess Corp. and EOG Resources, Inc. among the top performers. Within the Materials sector, Mosaic Co. and Monsanto Co. also made substantial contributions to performance.

Weak issue selection in the Consumer Discretionary sector was one of the leading detractors during the reporting period. Exposure to directory publisher RR Donnelley, Inc. proved especially detrimental, as the company suspended its dividend and lowered earnings guidance based on an expected decline in ad sales. Issue selection within the Financial sector also had a negative impact due to exposure to Ambac Financial Group, Inc., CIT Group, Inc. and XL Capital, Ltd. Another detractor during the reporting period was Telecommunications Services provider Qwest Communications International, Inc. The company's share price declined substantially due to concerns over rising capital expenditures and falling access line revenues.

Past performance is no guarantee of future results.

Small Cap Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital
Portfolio Managers:	AIG Global Investment Corp. AIG SunAmerica Asset Management Corp. Clearbridge Advisors, LLC

Growth of a $10,000 Investment

Small Cap Portfolio
Average Annual Total Returns as of 03/31/08

	Class 1*	Class 2*	Class 3*
1-year	–16.33%	–16.33%	–16.50%
5-year	9.98%	9.80%	9.68%
Since Inception	2.24%	–0.76%	8.29%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Small Cap Portfolio Class 1 shares posted a return of –16.33% for the twelve-month period ending March 31, 2008, compared to a decline of –13.00% for the Russell 2000 Index.

Stock selection decisions had a negative impact on Portfolio performance during the reporting period. Issue selection proved especially detrimental in the Consumer Discretionary and Financial sectors. E-Trade Financial Corp., Jackson Hewitt Tax Service Inc., Nutri System, Inc., and PMI Group, Inc. were some of the weakest performers within the two sectors. An underweight position in the strong-performing Materials sector, coupled with an overweight in Information Technology stocks also had a negative impact on overall results.

Strong stock selection in the Technology sector benefited overall performance during the reporting period. An overweight allocation to stocks in Industrials, coupled with an underweight in the weak-performing financial sector also helped the Portfolio. Some of the top performers included Denbury Resources, Inc., Aspen Technology, Inc., National Oilwell Varco, Inc. and Kirby Corp. In addition, the cash position in the Portfolio had a positive impact on relative results as Equity markets generally declined during the reporting period.

Past performance is no guarantee of future results.

International Equity Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital
Portfolio Managers:	AIG Global Investment Corp. Goldman Sachs Asset Management International Lord, Abbett & Co., LLC

Growth of a $10,000 Investment

International Equity Portfolio
Average Annual Total Returns as of 03/31/08

	Class 1*	Class 2*	Class 3*
1-year	–4.33%	–4.37%	–4.55%
5-year	19.27%	19.06%	18.93%
Since Inception	3.30%	2.49%	15.24%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The MSCI EAFE Index (Europe, Australasia, Far East) is a free floating-adjusted market capitalization index that is designed to measure developed market equity performance. The index is comprised of securities from 21 developed markets, excluding U.S. and Canada.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The International Equity Portfolio Class 1 shares posted a return of –4.33% for the twelve-month period ending March 31, 2008, trailing the decline of –2.70% for the MSCI EAFE benchmark index. International equity markets experienced significant volatility during the reporting period, as the global credit crunch, fears of recession, rising commodity prices, and increased inflation shook investor confidence.

Stock selection decisions detracted from Portfolio performance relative to the benchmark. Issue selection in the Consumer Discretionary, Industrials, and Materials sectors proved to be the largest detractors. Individual stocks that posted weak results included Cosco Corp., Ltd. and Wolseley PLC. within Industrials, BHP Billiton, Ltd. and Taiheiyo Cement Corp. in Materials, and Xinhua Finance, Ltd. and Kesa Electricals PLC within the Consumer Discretionary sector. An underweight allocation to the strong-performing Energy sector also detracted from results, as energy prices surged to record levels during the reporting period.

Positive contributors to performance included strong stock selection within the Utilities, Information Technology, and Health Care sectors. In the Utilities sector, Czech Republic-based Cez, a.s., benefited from higher wholesale electricity prices, and posted strong results. Within the Information Technology sector, key contributors to performance included UBISOFT Entertainment and Indra Sistemas SA, while Roche Holdings AG and Novo-Nordisk A/S were some of the leading contributors to performance within the Health Care sector.

From a regional perspective, overweight allocations to Brazil and Canada made positive contributions. However, overweight exposure to South Korea, Hong Kong and Norway, coupled with an underweight in Finland detracted from performance during the reporting period.

Past performance is no guarantee of future results.

Diversified Fixed Income Portfolio Class 1 (unaudited)

Investment Objective:	Relatively high current income and secondarily capital appreciation
Portfolio Managers:	AIG Global Investment Corp. AIG SunAmerica Asset Management Corp. Wellington Management Company, LLP

Growth of a $10,000 Investment

Diversified Fixed Income Portfolio
Average Annual Total Returns as of 03/31/08

	Class 1*	Class 2*	Class 3*
1-year	7.24%	7.10%	6.92%
5-year	3.91%	3.75%	3.65%
Since Inception	4.42%	4.69%	3.79%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Diversified Fixed Income Portfolio Class 1 shares returned 7.24% for the twelve-month reporting period ended March 31, 2008, compared to a gain of 7.67% for the benchmark Lehman Brothers U.S. Aggregate Index.

The credit crisis, triggered by the residential housing correction and sub-prime mortgage crisis, intensified throughout the reporting period. Investor anxiety over mortgage-related write-downs, weak earnings from companies in the Financial sector, and the persistence of negative ratings actions resulted in a flight to U.S. Treasuries and the underperformance of all Fixed Income spread sectors, including Corporate and Asset-backed issues. The Federal Reserve Bank responded by cutting interest rates six times. The key federal reserve funds rate ended the fiscal year at 2.25%, down 300 basis points on a year-over-year basis. In addition, the Federal Reserve also introduced a number of innovative mechanisms geared towards improving liquidity and normalizing conditions in credit markets.

The Government component of the Portfolio benefited from the flight to quality to U.S. Treasury and Government issues, and made significant contributions to overall results.

The core component of the Portfolio benefited from a higher current yield. However, exposure to lower-rated securities and specific credits within the financial sector detracted from relative results versus the benchmark.

The mortgage component of the Portfolio continued to benefit from a strategy of maintaining minimal exposure to Freddie Mac and Fannie Mae securities, which added substantially to overall performance.

Within the credit component of the Portfolio, sector allocation decisions proved to be the primary contributor to relative performance, mainly due to an underweight to Asset-Backed Securities and Commercial Mortgage-backed Securities (CMBS). Security selection within the CMBS sector was also additive to performance. However, negative results from security selection within the investment grade credit sector, and especially in Finance and Brokerage had a negative impact. Exposure to Financial issuers such as CIT Group, Citigroup, Inc., The Goldman Sachs Group, Inc., and Merrill Lynch Co., Inc. proved especially detrimental. In addition, the Portfolio's duration and yield curve positioning also modestly detracted from performance.

Past performance is no guarantee of future results.

Strategic Fixed Income Portfolio Class 3 (unaudited)

Investment Objective:	High level of current income and, secondarily, capital appreciation over the long term
Portfolio Managers:	AIG Global Investment Corp. Franklin Advisers, Inc. Western Asset Management Company

Growth of a $10,000 Investment

Strategic Fixed Income Portfolio
Average Annual Total Returns as of 03/31/08

Class 3*
1-year	–0.29%
Since Inception	3.65%

* Inception date for Class 3: 02/14/05

1 The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.

2 The J.P. Morgan Emerging Market Bond Index Plus (EMBI+) tracks total returns for traded external debt instruments in the emerging markets. The instruments include external-currency-denominated Brady bonds, loans and Eurobonds, as well as U.S. dollar local market instruments.

3 The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade US dollar-denominated corporate bonds publicly issued in the US domestic market.

4 The Citigroup Mortgage-backed Securities Index is an index of 30- and 15-year mortgage related securities issued by U.S. government agencies.

5 The blended benchmark consists of the 33.33% JP Morgan Emerging Market Bond Index Plus, 33.33% Merrill Lynch High Yield Master II Index and 33.34% Citigroup Mortgage-Backed Securities Index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Strategic Fixed Income Portfolio Class 3 shares returned –0.29% for the twelve-month reporting period ended March 31, 2008, compared to a gain of 7.67% for the Lehman Brothers U.S. Aggregate Index, and a 2.85% return for the blended benchmark.

The emerging market debt component of the Portfolio was affected by the financial market crisis that erupted in advanced economies. The fundamentals for emerging market economies continued to improve but, as investors scrambled to shed risk by any means possible, emerging market debt became highly correlated with all other risky asset classes. The Portfolio maintained an overweight to local currency sovereign issues which had a positive impact on performance. Allocations to the Russian Ruble, Brazilian Real, Egyptian Pound, and Malaysian Ringget contributed, as the currencies appreciated during the reporting period. However, a significant underweight position to the Philippines was a detractor, as was an overweight to Venezuela, which was the second worst performing country in the J.P. Morgan EMBI+ Index. An emphasis on external corporate issuance further detracted from performance as corporate bonds suffered disproportionately relative to their sovereign counterparts during the year.

The mortgage component of the Portfolio was impacted by the record volatility in credit markets. U.S. Treasuries dramatically outperformed investment-grade corporate securities, as investors sought the relative safety of U.S. government and agency securities. In this environment, Ginnie Mae and conventional (Fannie Mae and Freddie Mac) Mortgage-backed Securities benefited from the flight to quality due to their government affiliation. Conversely, securities issued by privately held companies, and mortgage-related Asset-backed Securities and Commercial Mortgage-backed Securities, which are less rigidly defined, generated substantially lower returns. In line with its investment strategy, the Portfolio increased its Mortgage-backed Securities that had attractive yields and were fundamentally sound. An overweight in asset-backed and commercial asset-backed securities relative to the Lehman Brothers U.S. Aggregate Index hurt relative performance as both sectors underperformed traditional mortgage-backed securities. However, the high-quality ratings helped protect them from some of the default problems associated with subprime mortgages that have been the market's primary concern.

The high yield market finished the reporting period down, as a deteriorating economic backdrop and subprime related concerns triggered the deepest and longest sell-off in five years. The primary market for new issues was exceptionally light over the second half of the year as the credit crunch forced a number of companies to rework or cancel their deals. In this environment, strong security selection helped Portfolio results. Holdings in the Electric-Generation and Auto Loans sectors made significant contributions. Sector selection decisions also had a positive impact, boosted by overweights in Health Services, Electric-Generation and cash. On the negative side, the Portfolio was negatively impacted by an underweight to the Food/Drug Retailer sector and an overweight to the Pharmaceutical sector.

Past performance is no guarantee of future results.

Focus Growth Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital
Portfolio Managers:	Janus Capital Management, LLC Marsico Capital Management, LLC AIG SunAmerica Asset Management Corp.

Growth of a $10,000 Investment

Focus Growth Portfolio
Average Annual Total Returns as of 03/31/08

	Class 1*	Class 2*	Class 3*
1-year	3.29%	3.21%	3.11%
5-year	11.40%	11.25%	11.13%
Since Inception	–0.77%	0.58%	9.45%

* Inception date for Class 1: 7/5/00; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 3000® Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or Russell 2000® Growth Indexes.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Focus Growth Portfolio Class 1 shares posted a gain of 3.29% for the twelve-month reporting period ending March 31, 2008, outperforming the –1.45% decline in the benchmark Russell 3000 Growth Index.

Strong results from stock selection drove the outperformance during the reporting period. Issue selection within the Health Care, Information Technology and Consumer Discretionary sectors made the largest contribution. Intuitive Surgical and Celgene Corp. drove results in the Health Care sector. Apple Inc. and Cognos Inc. were the top performers within Technology, while Chipotle Mexican Grill, Inc. and McDonald's Corp. led performance in the Consumer Discretionary sector.

Sector selection decisions had a negative impact on overall results during the reporting period. Underweight allocations to the strong-performing Energy and Materials sectors detracted significantly. In addition, an overweight position in Consumer Discretionary stocks, coupled with an underweight in Technology, also held back results. Issue selection in Industrials and Financials yielded weak returns. Some of the laggards included NutriSystem Inc., MoneyGram International Inc., Fortress Investment Group, LLC, and MF Global Ltd.

Past performance is no guarantee of future results.

Focus TechNet Portfolio Class 2 (unaudited)

Investment Objective:	Long-term growth of capital
Portfolio Managers:	AIG SunAmerica Asset Management Corp. BAMCO, Inc. RCM Capital Management, LLC

Growth of a $10,000 Investment

Focus TechNet Portfolio
Average Annual Total Returns as of 03/31/08

	Class 2*	Class 3*
1-year	–5.74%	–5.77%
5-year	15.92%	15.81%
Since Inception	–6.92%	14.52%

* Inception date for Class 2: 12/29/00; Class 3: 11/11/02

1 The NASDAQ-100 Index tracks the performance of the 100 largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Focus Technet Portfolio Class 2 shares posted a return of –5.74%, underperforming the 1.04% advance in the NASDAQ 100 benchmark index for the twelve-month period ending March 31, 2008.

Technology indices peaked in early November of 2007, and subsequently began to decline as the economic slowdown started to impact the fundamentals for the Technology sector. As calendar year 2007 ended, concerns about credit markets intensified, and during the first calendar quarter of 2008, many portions of the credit markets ceased to function normally. High-growth technology stocks, such as those held by the Portfolio, declined significantly during the first quarter of 2008, which led to a loss for the entire fiscal year.

Stock selection was the primary detractor from relative results during the reporting period. Equinix Inc., Riverbed Technology Inc., and SanDisk Corp. were among the largest detractors, as the companies did not meet expected results and suffered share price declines. Stock selection within the Telecommunications Services sector also had a negative impact, primarily due to exposure to NII shares. The stock was hurt by concerns over capital investment needs in the future. Exposure to select companies within the Financial Services sector, such as E Trade Financial Corp., CME Group Inc., and Charles Schwab further hampered overall Portfolio performance.

Positive contributors during the reporting period included computer maker Apple Inc., Blackberry provider Research in Motion, Ltd and interactive graphics designer Nvidia Corp. Exposure to software game provider Nintendo Inc., Ltd. also aided Portfolio results.

Past performance is no guarantee of future results.

Focus Growth and Income Portfolio Class 2 (unaudited)

Investment Objective:	Long-term growth of capital and current income
Portfolio Managers:	AIG SunAmerica Asset Management Corp. Marsico Capital Management, LLC Thornburg Investment Management, Inc.

Growth of a $10,000 Investment

Focus Growth and Income Portfolio
Average Annual Total Returns as of 03/31/08

	Class 2*	Class 3*
1-year	–10.66%	–10.68%
5-year	9.95%	9.83%
Since Inception	1.19%	8.56%

* Inception date for Class 2: 12/29/00; Class 3: 11/11/02

1 The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Focus Growth & Income Portfolio Class 2 shares declined –10.66% for the twelve-month period ending March 31, 2008, underperforming the –5.08% return for the S&P 500 Index benchmark.

Sector selection decisions had a slightly positive impact on Portfolio performance, while stock selection hampered results. Holdings within Information Technology, Financials and Consumer Staples posted weak returns and proved to be the largest detractors. Level 3 Communications Inc., Microsoft Corp., and Google Inc. were the some of the weakest performers within the Information Technology sector. Exposure to poor-performing financial companies, such as Citigroup Inc., Morgan Stanley, and Merrill Lynch & Co., Inc. detracted substantially. In addition, underweight allocations to the strong-performing sectors of Energy and Consumer Staples also further hampered relative Portfolio results.

Positive performance during the reporting period included strong returns from holdings in the Materials, Consumer Discretionary and Industrials sectors. Monsanto Co., Southern Copper Corp., and Freeport-McMoRan Copper & Gold Inc. in the Materials sector made significant contributions to overall performance. McDonald's Corp. and Las Vegas Sands Corp. were some of the top performers in Consumer Discretionary, while United Technologies Corp. and General Dynamics Corp. led results within the Industrials sector. A sizable underweight position in the weak-performing Financial sector added meaningfully to overall Portfolio performance during the reporting period.

Past performance is no guarantee of future results.

Focus Value Portfolio Class 2 (unaudited)

Investment Objective:	Long-term growth of capital
Portfolio Managers:	Northern Trust Investments, N.A. J.P. Morgan Investment Management, Inc. Third Avenue Management, LLC

Growth of a $10,000 Investment

Focus Value Portfolio
Average Annual Total Returns as of 03/31/08

	Class 2*	Class 3*
1-year	–6.29%	–6.38%
5-year	16.58%	16.46%
Since Inception	11.09%	15.17%

* Inception date for Class 2: 10/01/01; Class 3: 11/11/02

1 The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

2 The Russell 3000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Focus Value Portfolio Class 2 shares posted a return of –6.29% for the twelve-month period through March 31, 2008, outperforming the –10.60% decline for the Russell 3000 Value benchmark index.

Stock selection made substantial contributions and drove the Portfolio's positive relative performance during the reporting period. Individual issue selection was especially beneficial in the Financial, Energy and Telecommunications Services sectors. Within Financials, Hong Kong-based holding company Hang Lung Group Ltd. benefited from strength in the Hong Kong real estate market. ProAssurance Corp., a provider of Property and Casualty Insurance, also delivered strong performance, as the company's history of prudent underwriting led to excess reserves. Canadian Exploration and Production company Encana Corp. made significant contributions in the Energy sector. Within the Telecomcommunications Services sector, Deutsche Telekom and Verizon Communications were the top contributors.

Sector selection decisions had a negative impact on overall results during the reporting period. An underweight allocation to the strong-performing Energy sector, coupled with an overweight in the poor-performing Financial sector proved to be the largest detractors. Exposure to Diversified Financial company Wachovia Corp., Financial Guarantor MBIA Inc., and Newspaper Publisher New York Times Co. had the largest negative impact on absolute Portfolio performance.

Past performance is no guarantee of future results.

Allocation Growth Portfolio Class 3 (unaudited)

Investment Objective:	Long-term capital appreciation
Portfolio Managers:	Ibbotson Associates Advisors, LLC

Growth of a $10,000 Investment

Allocation Growth Portfolio
Average Annual Total Returns as of 03/31/08

Class 3*
1-year	–5.68%
Since Inception	6.19%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.

3 The Blended Benchmark consists of 95% S&P 500® Index & 5% Lehman Brothers U.S. Aggregate Index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Allocation Growth Portfolio Class 3 shares posted a return of –5.68% for the twelve-month period ending March 31, 2008, compared to a return of –4.44% for the blended benchmark (95% S&P 500 Index/5% Lehman Brothers U.S. Aggregate Index) and a decline of –5.08% for the S&P 500 Index.

The Allocation Growth Portfolio had a 5% target asset allocation to fixed income, which proved to be the only source of positive returns at the asset class level. However, the marginally positive impact of mortgages and core bonds was over-shadowed by the negative impact of a 1% exposure to the high yield asset class.

The established strategic asset allocation policy for the Portfolio lagged the blended benchmark index (95% S&P 500 and 5% Lehman Brothers Aggregate Index) by 1.24%. This underperformance is mainly attributed to Large Cap Value and Small Cap over-weights relative to the broad market, as tracked by the S&P 500. However, exposure to international and U.S. large cap growth equities had a positive impact on overall performance.

Several of the underlying Seasons portfolios made positive contributions relative to their primary benchmark indexes. The Focus Growth, Focus Value, Large Cap Growth, and Mid Cap Growth Portfolios all helped relative results. The largest detractor to performance was the Small Cap Portfolio.

Past performance is no guarantee of future results.

Allocation Moderate Growth Portfolio Class 3 (unaudited)

Investment Objective:	Long-term capital appreciation
Portfolio Managers:	Ibbotson Associates Advisors, LLC

Growth of a $10,000 Investment

Allocation Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/08

Class 3*
1-year	–3.98%
Since Inception	5.85%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.

3 The Blended Benchmark consists of 80% S&P 500® Index & 20% Lehman Brothers U.S. Aggregate Index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Allocation Moderate Growth Portfolio Class 3 shares posted a return of –3.98% for the twelve-month period ending March 31, 2008, compared to a return of –2.52% for the blended benchmark (80% S&P 500 Index/20% Lehman Brothers U.S.Aggregate Index) and a decline of –5.08% in the S&P 500 Index.

The Allocation Moderate Growth Portfolio had a 20% target asset allocation to fixed income, which proved to be the only source of positive returns at the asset class level. However, the marginally positive impact of mortgages and core bonds was over-shadowed by the negative impact of a 3% exposure to the high yield asset class.

The established strategic asset allocation policy for the Portfolio lagged the blended benchmark index (80% S&P 500 and 20% Lehman Brothers U.S. Aggregate Index) by 1.46%. This underperformance is mainly attributed to Large Cap Value and Small Cap over-weights relative to the broad market, as tracked by the S&P 500. However, exposure to International and U.S. Large Cap Growth equities had a positive contribution on overall performance.

Several of the underlying Seasons portfolios had a positive contribution relative to their primary benchmarks. The Focus Growth, Focus Value, Large Cap Growth, and Mid Cap Growth Portfolios all made positive contributions. The Large Cap Growth Portfolio proved to be the top contributor. The largest detractor to performance was the Small Cap Portfolio.

Past performance is no guarantee of future results.

Allocation Moderate Portfolio Class 3 (unaudited)

Investment Objective:	Long-term capital appreciation and moderate current income
Portfolio Managers:	Ibbotson Associates Advisors, LLC

Growth of a $10,000 Investment

Allocation Moderate Portfolio
Average Annual Total Returns as of 03/31/08

Class 3*
1-year	–2.46%
Since Inception	5.47%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.

3 The Blended Benchmark consists of 65% S&P 500® Index & 35% Lehman Brothers U.S. Aggregate Index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Allocation Moderate Portfolio Class 3 shares posted a return of –2.46% for the twelve-month period ending March 31, 2008, compared to a return of –0.61% for the blended benchmark (65% S&P 500 Index/35% Lehman Brothers U.S. Aggregate Index) and a decline of –5.08% for the S&P 500 Index.

The Allocation Moderate Portfolio had a 35% target asset allocation to fixed income, which was the only source of positive returns at the asset class level. However, the marginally positive impact of mortgages and core bonds was over-shadowed by the negative impact of the asset class exposures to High Yield (5%), Emerging Market bonds (3%), and Cash Equivalents (4%).

The established strategic asset allocation policy for the Portfolio lagged the blended benchmark of 65% S&P 500/35% Lehman Brothers U.S. Aggregate Index by 1.85%. This underperformance is mainly attributed to Large Cap Value and Small Cap over-weights relative to the broad market, as well as exposure to High Yield bonds. However, exposure to International and Large Cap Growth U.S. equities had the highest positive asset class contribution.

Several of the underlying Seasons portfolios made positive contributions relative to their primary benchmark indexs. The Focus Growth, Focus Value, Large Cap Growth and Mid Cap Growth Portfolios all made positive contributions. Based on the Portfolio's targeted allocations, Large Cap Growth was the leading contributor.

Past performance is no guarantee of future results.

Allocation Balanced Portfolio Class 3 (unaudited)

Investment Objective:	Long-term capital appreciation and current income
Portfolio Managers:	Ibbotson Associates Advisors, LLC

Growth of a $10,000 Investment

Allocation Balanced Portfolio
Average Annual Total Returns as of 03/31/08

Class 3*
1-year	–0.81%
Since Inception	4.97%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.

3 The Blended Benchmark consists of 50% S&P 500® Index & 50% Lehman Brothers U.S. Aggregate Index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Allocation Balanced Portfolio Class 3 shares posted a return of –0.81% for the twelve-month period ending March 31, 2008, compared to a return of 1.31% for the blended benchmark (50% S&P 500 Index/50% Lehman Brothers U.S. Aggregate Index) and a decline of –5.08% for the S&P 500 Index.

The Allocation Balanced Portfolio had a 50% target asset allocation to fixed income, the only source of positive returns at the asset class level. However, the marginally positive impact of mortgages and core bonds was over-shadowed by the negative impact of the asset class exposures to high yield bonds, emerging market debt, and cash equivalents.

The established strategic asset allocation policy for the Portfolio lagged the blended benchmark of 50% S&P 500 Index and 50% Lehman Brothers U.S. Aggregate Index. This underperformance is mainly attributed to Large Cap Value, Mid Cap Value, and Small Cap over-weights relative to the broad market, as tracked by the S&P 500. While exposure to high yield bonds also helped, exposure to international and U.S. large cap growth equities had the highest positive contributions.

Several of the underlying Seasons portfolios made positive contributions relative to their primary benchmarks. The Focus Growth, Focus Value, Large Cap Growth, and Mid Cap Growth Portfolios all had a positive impact. The Large Cap Growth Portfolio proved to be the top contributor.

Past performance is no guarantee of future results.

Cash Management Portfolio Class 1 (unaudited)

Investment Objective:	High current yield while preserving capital
Portfolio Managers:	Columbia Management Advisors, LLC

Cash Management Portfolio
Average Annual Total Returns as of 03/31/08

	Class 1*	Class 2*	Class 3*
1-year	3.56%	3.41%	3.32%
5-year	2.55%	2.41%	2.30%
Since Inception	2.93%	2.33%	2.16%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00;
Class 3: 11/11/02

Note: An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Cash Management Portfolio Class 1 shares returned 3.56% for the twelve-month period ending March 31, 2008.

In the second quarter of 2007, pressures related to the sub-prime mortgage markets began to affect short-term fixed-income markets. These disruptions have exacerbated liquidity and credit concerns, and have resulted in lower money market fund NAV's. As a result of these concerns, the threats of potential redemptions have dominated investor behavior, with short-term funds building cash reserves and shortening their maturities even as the Federal Open Market Committee reduced their overnight target rate by 300 basis points during the reporting period.

The performance results for the Portfolio have suffered slightly during the reporting period as liquidity was favored in a declining interest rate environment. In particular, positions in Cheyne Finance, LLC. and Ottimo Funding, Ltd. were hurt by the firms' inability to refinance their commercial paper programs. We anticipate that the Portfolio's strategy will continue to focus on the 1-3 month sectors of the yield curve while taking advantage of periods of market weakness in order to add selective longer dated money market securities of the highest quality.

Past performance is no guarantee of future results.

SEASONS SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

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1 SunAmerica Center
Los Angeles, CA 90067-6022

CHANGE SERVICE REQUESTED

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PERMIT 15

J-1906-AR.4 (5/08)

Item 2. Code of Ethics.

Seasons Series Trust (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Jane Jelenko, and Garrett Bouton each qualify as audit committee financial experts, as defined in the instructions to Item 3(b) of Form N-CSR. Mr. Sher, Ms. Jelenko, and Mr. Bouton are considered “independent” for purposes of Item 3(a) (2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2007	2008
(a) Audit Fees	$532,649	$592,463
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$116,004	$122,493
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.  Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliate (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the Registrant’s principal accountant were as follows:

	2007	2008
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

(e) (1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliate was approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the registrant for 2008 and 2007 were $589,147 and $598,454, respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to Paragraph (c) (7) (ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 6, 2008

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: June 6, 2008